UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – March 31, 2010

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2010. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 400 Portfolio-II‡	2,172,903	$25,142,260
AXA Tactical Manager 500 Portfolio-II‡	13,588,945	152,177,488
AXA Tactical Manager International Portfolio-II‡	4,773,983	48,317,833
EQ/AllianceBernstein International Portfolio‡	507,346	4,276,646
EQ/BlackRock Basic Value Equity Portfolio‡	851,880	11,093,759
EQ/BlackRock International Value Portfolio‡	647,610	7,205,618
EQ/Boston Advisors Equity Income Portfolio‡	4,927,431	24,236,912
EQ/Core Bond Index Portfolio‡	39,204,166	373,985,062
EQ/Global Bond PLUS Portfolio‡	13,615,099	133,287,286
EQ/Global Multi-Sector Equity Portfolio‡	961,855	11,227,216
EQ/Intermediate Government Bond Index Portfolio‡	11,626,131	112,691,707
EQ/International Core PLUS Portfolio‡	849,893	7,730,498
EQ/International ETF Portfolio‡	735,996	5,151,436
EQ/International Growth Portfolio‡	892,479	5,155,801
EQ/Large Cap Core PLUS Portfolio‡	2,224,522	16,198,198
EQ/Large Cap Growth Index Portfolio‡	2,312,595	18,374,476
EQ/Large Cap Growth PLUS Portfolio‡	1,829,542	28,649,347
EQ/Large Cap Value PLUS Portfolio‡	3,249,584	31,651,680
EQ/PIMCO Ultra Short Bond Portfolio‡	15,000,813	149,315,984
EQ/Quality Bond PLUS Portfolio‡	39,273,243	360,823,975
Multimanager Core Bond Portfolio‡	35,791,840	372,305,286
Multimanager International Equity Portfolio‡	997,811	10,710,717
Multimanager Large Cap Core Equity Portfolio‡	2,309,871	22,270,835
Multimanager Large Cap Value Portfolio‡	3,852,279	35,722,660
Multimanager Mid Cap Value Portfolio‡	1,135,431	9,997,233
Multimanager Multi-Sector Bond Portfolio‡	29,444,698	112,430,406

Total Investment Companies (100.1%) (Cost $1,984,729,728)		2,090,130,319

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 0.000%, 4/1/10 (Amortized Cost $679,914)	$679,914	679,914

Total Investments (100.1%) (Cost/Amortized Cost $1,985,409,642)		$2,090,810,233
Other Assets Less Liabilities (-0.1%)		(2,572,722)

Net Assets (100%)		$2,088,237,511

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 400 Portfolio-II	$23,283,411	$866,768	$921,111	$25,142,260	$—	$117,578
AXA Tactical Manager 500 Portfolio-II	145,787,815	8,667,678	9,454,975	152,177,488	—	931,912
AXA Tactical Manager International Portfolio-II	48,717,730	2,889,226	3,427,590	48,317,833	—	34,706
EQ/AllianceBernstein International Portfolio	4,279,906	288,923	212,427	4,276,646	—	133,802
EQ/BlackRock Basic Value Equity Portfolio	10,631,093	1,155,690	834,092	11,093,759	—	550,826
EQ/BlackRock International Value Portfolio	7,240,653	288,923	249,043	7,205,618	—	97,187
EQ/Boston Advisors Equity Income Portfolio	22,993,250	866,768	923,915	24,236,912	—	114,774
EQ/Core Bond Index Portfolio	372,036,511	20,802,426	23,807,323	373,985,062	—	1,121,207
EQ/Global Bond PLUS Portfolio	133,014,679	7,800,910	10,616,857	133,287,286	—	(1,268,658)
EQ/Global Multi-Sector Equity Portfolio	11,066,036	1,155,690	1,111,327	11,227,216	—	273,591
EQ/Intermediate Government Bond Index Portfolio	112,700,053	5,778,452	6,924,005	112,691,707	—	587
EQ/International Core PLUS Portfolio	7,647,331	288,923	218,097	7,730,498	—	128,132
EQ/International ETF Portfolio	5,138,575	288,923	258,760	5,151,436	—	87,469
EQ/International Growth Portfolio	5,121,429	288,922	207,890	5,155,801	—	138,340
EQ/Large Cap Core PLUS Portfolio	15,429,070	866,768	748,105	16,198,198	—	290,584
EQ/Large Cap Growth Index Portfolio	17,619,043	288,923	236,595	18,374,476	—	109,635
EQ/Large Cap Growth PLUS Portfolio	27,591,530	1,733,535	1,447,158	28,649,347	—	630,219
EQ/Large Cap Value PLUS Portfolio	29,761,936	288,923	199,255	31,651,680	—	146,975
EQ/PIMCO Ultra Short Bond Portfolio	148,812,116	1,733,535	2,232,042	149,315,984	—	(154,665)
EQ/Quality Bond PLUS Portfolio	358,710,792	23,113,807	26,375,681	360,823,975	—	1,322,685
Multimanager Core Bond Portfolio	369,797,349	26,013,556	27,935,998	372,305,286	2,899,749	(237,631)
Multimanager International Equity Portfolio	10,643,150	288,923	258,935	10,710,717	—	87,294
Multimanager Large Cap Core Equity Portfolio	21,264,298	1,155,690	985,167	22,270,835	—	399,752
Multimanager Large Cap Value Portfolio	33,732,010	1,155,690	1,661,953	35,722,660	—	(277,035)
Multimanager Mid Cap Value Portfolio	9,319,257	866,768	585,093	9,997,233	—	453,596
Multimanager Multi-Sector Bond Portfolio	111,993,472	9,534,445	15,595,726	112,430,406	—	(4,170,150)

	$2,064,332,495	$118,468,785	$137,429,120	$2,090,130,319	$2,899,749	$1,062,712

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,090,130,319	$—	$2,090,130,319
Short-Term Investments	—	679,914	—	679,914

Total Assets	$—	$2,090,810,233	$—	$2,090,810,233

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,090,810,233	$—	$2,090,810,233

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$118,468,785
Net Proceeds of Sales and Redemptions:
Investment Companies	$138,491,832

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,310,913
Aggregate gross unrealized depreciation	(12,527,912)

Net unrealized appreciation	$102,783,001

Federal income tax cost of investments	$1,988,027,232

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE–PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-II‡	2,067,805	$23,637,029
AXA Tactical Manager 400 Portfolio-II‡	4,833,285	55,925,056
AXA Tactical Manager 500 Portfolio-II‡	20,833,771	233,309,580
AXA Tactical Manager International Portfolio-II‡	10,673,025	108,022,484
EQ/AllianceBernstein International Portfolio‡	1,187,229	10,007,687
EQ/AXA Franklin Small Cap Value Core Portfolio‡	1,526,876	13,693,104
EQ/BlackRock Basic Value Equity Portfolio‡	1,625,826	21,172,609
EQ/BlackRock International Value Portfolio‡	1,161,017	12,918,038
EQ/Boston Advisors Equity Income Portfolio‡	7,285,261	35,834,537
EQ/Core Bond Index Portfolio‡	26,365,437	251,511,014
EQ/GAMCO Small Company Value Portfolio‡	367,703	11,809,710
EQ/Global Bond PLUS Portfolio‡	11,010,826	107,792,317
EQ/Global Multi-Sector Equity Portfolio‡	1,751,809	20,447,921
EQ/Intermediate Government Bond Index Portfolio‡	8,118,667	78,693,974
EQ/International Core PLUS Portfolio‡	1,853,234	16,856,727
EQ/International ETF Portfolio‡	1,831,732	12,820,784
EQ/International Growth Portfolio‡	2,049,470	11,839,668
EQ/Large Cap Core PLUS Portfolio‡	3,138,946	22,856,718
EQ/Large Cap Growth Index Portfolio‡	3,753,067	29,819,587
EQ/Large Cap Growth PLUS Portfolio‡	2,701,866	42,309,336
EQ/Large Cap Value PLUS Portfolio‡	5,576,652	54,317,849
EQ/Mid Cap Index Portfolio‡	584,329	4,293,005
EQ/PIMCO Ultra Short Bond Portfolio‡	10,924,234	108,738,296
EQ/Quality Bond PLUS Portfolio‡	26,140,318	240,164,872
EQ/Small Company Index Portfolio‡	355,679	3,256,836
Multimanager Core Bond Portfolio‡	23,877,296	248,370,679
Multimanager International Equity Portfolio‡	1,462,320	15,696,864
Multimanager Large Cap Core Equity Portfolio‡	2,480,949	23,920,307
Multimanager Large Cap Value Portfolio‡	6,176,655	57,276,887
Multimanager Mid Cap Growth Portfolio*‡	593,462	4,686,356
Multimanager Mid Cap Value Portfolio‡	447,657	3,941,528
Multimanager Multi-Sector Bond Portfolio‡	26,257,105	100,259,032
Multimanager Small Cap Value Portfolio‡	607,204	5,767,479

Total Investments (100.2%) (Cost $1,871,883,560)		1,991,967,870
Other Assets Less Liabilities (-0.2%)		(4,760,649)

Net Assets (100%)		$1,987,207,221

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE–PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-II	$21,791,837	$1,273,605	$1,260,430	$23,637,029	$—	$97,713
AXA Tactical Manager 400 Portfolio-II	51,584,163	293,909	286,188	55,925,056	—	27,229
AXA Tactical Manager 500 Portfolio-II	221,939,193	4,800,509	4,750,654	233,309,580	—	368,499
AXA Tactical Manager International Portfolio-II	108,030,943	2,057,361	2,191,428	108,022,484	—	2,495
EQ/AllianceBernstein International Portfolio	9,925,047	195,939	123,861	10,007,687	—	85,084
EQ/AXA Franklin Small Cap Value Core Portfolio	12,578,852	195,939	235,298	13,693,104	—	(26,353)
EQ/BlackRock Basic Value Equity Portfolio	20,043,720	979,696	787,753	21,172,609	—	256,972
EQ/BlackRock International Value Portfolio	12,908,931	293,909	418,841	12,918,038	—	(105,423)
EQ/Boston Advisors Equity Income Portfolio	33,846,265	489,848	472,051	35,834,537	—	50,312
EQ/Core Bond Index Portfolio	247,827,219	5,388,327	5,515,935	251,511,014	—	230,052
EQ/GAMCO Small Company Value Portfolio	10,876,513	587,817	590,200	11,809,710	—	36,635
EQ/Global Bond PLUS Portfolio	106,483,951	2,057,361	2,278,746	107,792,317	—	(84,823)
EQ/Global Multi-Sector Equity Portfolio	19,885,130	587,817	605,009	20,447,921	—	21,825
EQ/Intermediate Government Bond Index Portfolio	78,012,053	1,665,483	1,784,151	78,693,974	—	(8,119)
EQ/International Core PLUS Portfolio	16,593,607	195,939	143,461	16,856,727	—	65,484
EQ/International ETF Portfolio	12,691,746	195,939	155,896	12,820,784	—	53,049
EQ/International Growth Portfolio	11,669,630	195,939	123,043	11,839,668	—	85,902
EQ/Large Cap Core PLUS Portfolio	21,626,237	391,878	302,983	22,856,718	—	114,906
EQ/Large Cap Growth Index Portfolio	28,552,004	489,848	364,104	29,819,587	—	158,258
EQ/Large Cap Growth PLUS Portfolio	40,437,561	783,756	615,773	42,309,336	—	220,007
EQ/Large Cap Value PLUS Portfolio	51,014,655	97,970	132,007	54,317,849	—	(27,535)
EQ/Mid Cap Index Portfolio	3,944,332	97,970	67,014	4,293,005	—	37,458
EQ/PIMCO Ultra Short Bond Portfolio	108,148,446	391,878	414,398	108,738,296	—	3,492
EQ/Quality Bond PLUS Portfolio	236,157,718	5,878,175	6,959,757	240,164,872	—	(691,407)
EQ/Small Company Index Portfolio	3,002,115	97,970	72,252	3,256,836	—	32,221
Multimanager Core Bond Portfolio	244,097,815	7,867,774	6,151,780	248,370,679	1,891,630	221,043
Multimanager International Equity Portfolio	15,549,475	391,878	302,808	15,696,864	—	115,081
Multimanager Large Cap Core Equity Portfolio	22,691,609	391,878	496,443	23,920,307	—	(78,553)
Multimanager Large Cap Value Portfolio	53,871,523	685,787	1,088,147	57,276,887	—	(356,840)
Multimanager Mid Cap Growth Portfolio	4,315,951	97,970	111,493	4,686,356	—	(7,020)
Multimanager Mid Cap Value Portfolio	3,638,434	97,970	103,125	3,941,528	—	1,348
Multimanager Multi-Sector Bond Portfolio	98,344,482	1,763,452	2,818,313	100,259,032	—	(937,808)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE–PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Value Portfolio	$5,270,746	$97,970	$158,576	$5,767,479	$—	$(54,103)

	$1,937,351,903	$41,079,461	$41,881,918	$1,991,967,870	$1,891,630	$(92,919)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,991,967,870	$—	$1,991,967,870

Total Assets	$—	$1,991,967,870	$—	$1,991,967,870

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,991,967,870	$—	$1,991,967,870

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$41,079,461
Net Proceeds of Sales and Redemptions:
Investment Companies	$41,788,999

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,055,945
Aggregate gross unrealized depreciation	(28,552,030)

Net unrealized appreciation	$118,503,915

Federal income tax cost of investments	$1,873,463,955

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-II‡	21,635,213	$247,311,625
AXA Tactical Manager 400 Portfolio-II‡	31,991,436	370,167,044
AXA Tactical Manager 500 Portfolio-II‡	128,078,042	1,434,297,898
AXA Tactical Manager International Portfolio-II‡	75,381,010	762,936,803
EQ/AllianceBernstein International Portfolio‡	7,498,359	63,207,061
EQ/AllianceBernstein Small Cap Growth Portfolio‡	6,639,205	89,650,148
EQ/AXA Franklin Small Cap Value Core Portfolio‡	10,314,997	92,505,404
EQ/BlackRock Basic Value Equity Portfolio‡	10,017,920	130,460,153
EQ/BlackRock International Value Portfolio‡	6,950,648	77,336,249
EQ/Boston Advisors Equity Income Portfolio‡	29,811,287	146,634,924
EQ/Core Bond Index Portfolio‡	107,574,590	1,026,199,339
EQ/GAMCO Small Company Value Portfolio‡	2,256,543	72,474,610
EQ/Global Bond PLUS Portfolio‡	45,636,564	446,766,772
EQ/Global Multi-Sector Equity Portfolio‡	13,119,761	153,139,862
EQ/Intermediate Government Bond Index Portfolio‡	42,750,595	414,380,126
EQ/International Core PLUS Portfolio‡	12,107,953	110,132,050
EQ/International ETF Portfolio‡	12,756,524	89,286,342
EQ/International Growth Portfolio‡	13,276,256	76,696,165
EQ/Large Cap Core PLUS Portfolio‡	19,056,051	138,759,546
EQ/Large Cap Growth Index Portfolio‡	19,472,691	154,718,158
EQ/Large Cap Growth PLUS Portfolio‡	17,639,870	276,228,061
EQ/Large Cap Value PLUS Portfolio‡	39,690,708	386,596,436
EQ/Mid Cap Index Portfolio‡	3,845,850	28,255,046
EQ/PIMCO Ultra Short Bond Portfolio‡	54,820,241	545,672,980
EQ/Quality Bond PLUS Portfolio‡	119,762,363	1,100,319,933
EQ/Small Company Index Portfolio‡	3,822,802	35,004,113
Multimanager Core Bond Portfolio‡	111,725,666	1,162,165,909
Multimanager International Equity Portfolio‡	19,810,351	212,648,625
Multimanager Large Cap Core Equity Portfolio‡	13,414,692	129,339,008
Multimanager Large Cap Value Portfolio‡	26,937,773	249,797,283
Multimanager Mid Cap Growth Portfolio*‡	3,704,806	29,255,527
Multimanager Mid Cap Value Portfolio‡	1,808,553	15,923,937
Multimanager Multi-Sector Bond Portfolio‡	126,863,741	484,411,207
Multimanager Small Cap Growth Portfolio*‡	10,150,950	76,112,699
Multimanager Small Cap Value Portfolio‡	3,422,135	32,504,881

Total Investment Companies (100.0%) (Cost $10,335,371,472)		10,861,295,924

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 0.000%, 4/1/10 (Amortized Cost $2,338,049)	$2,338,049	2,338,049

Total Investments (100.0%) (Cost/Amortized Cost $10,337,709,521)		10,863,633,973
Other Assets Less Liabilities (0.0%)		1,247,855

Net Assets (100%)		$10,864,881,828

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-II	$231,355,933	$1,605,684	$5,106,473	$247,311,625	$—	$312,197
AXA Tactical Manager 400 Portfolio-II	341,991,556	267,614	835,806	370,167,044	—	67,305
AXA Tactical Manager 500 Portfolio-II	1,373,799,749	4,460,234	14,118,654	1,434,297,898	—	933,206
AXA Tactical Manager International Portfolio-II	769,292,090	2,765,345	9,442,074	762,936,803	—	(109,920)
EQ/AllianceBernstein International Portfolio	63,298,489	267,614	542,641	63,207,061	—	360,470
EQ/AllianceBernstein Small Cap Growth Portfolio	82,495,371	267,614	501,792	89,650,148	—	401,320
EQ/AXA Franklin Small Cap Value Core Portfolio	85,353,378	178,409	794,999	92,505,404	—	(192,924)
EQ/BlackRock Basic Value Equity Portfolio	125,383,661	892,047	3,487,852	130,460,153	—	(477,480)
EQ/BlackRock International Value Portfolio	78,097,868	356,819	1,916,981	77,336,249	—	(712,832)
EQ/Boston Advisors Equity Income Portfolio	159,100,630	535,228	20,624,605	146,634,924	—	1,181,618
EQ/Core Bond Index Portfolio	1,018,700,444	3,835,802	12,453,663	1,026,199,339	—	490,937
EQ/GAMCO Small Company Value Portfolio	67,660,326	446,023	1,521,737	72,474,610	—	(16,551)
EQ/Global Bond PLUS Portfolio	424,596,534	21,516,480	5,324,696	446,766,772	—	(207,063)
EQ/Global Multi-Sector Equity Portfolio	150,273,043	624,433	2,625,144	153,139,862	—	(517,883)
EQ/Intermediate Government Bond Index Portfolio	413,338,197	1,338,070	4,540,245	414,380,126	—	(24,687)
EQ/International Core PLUS Portfolio	109,019,175	267,614	662,492	110,132,050	—	240,619
EQ/International ETF Portfolio	88,989,845	267,614	682,134	89,286,342	—	220,977
EQ/International Growth Portfolio	76,416,083	356,819	716,938	76,696,165	—	487,211
EQ/Large Cap Core PLUS Portfolio	132,249,923	446,023	962,722	138,759,546	—	542,464
EQ/Large Cap Growth Index Portfolio	168,930,318	535,228	15,051,743	154,718,158	—	6,754,480
EQ/Large Cap Growth PLUS Portfolio	265,923,225	892,047	2,239,734	276,228,061	—	770,638
EQ/Large Cap Value PLUS Portfolio	440,698,543	178,409	56,040,297	386,596,436	—	24,561,777
EQ/Mid Cap Index Portfolio	26,145,204	89,205	195,717	28,255,046	—	105,320
EQ/PIMCO Ultra Short Bond Portfolio	503,561,595	40,356,819	1,191,890	545,672,980	—	12,259
EQ/Quality Bond PLUS Portfolio	1,075,762,361	19,460,235	16,663,878	1,100,319,933	—	(1,612,018)
EQ/Small Company Index Portfolio	32,440,947	89,205	197,312	35,004,113	—	103,725
Multimanager Core Bond Portfolio	1,111,118,341	53,331,458	15,116,572	1,162,165,909	8,871,224	(64,712)
Multimanager International Equity Portfolio	212,218,974	713,638	3,647,952	212,648,625	—	(1,239,655)
Multimanager Large Cap Core Equity Portfolio	123,670,186	446,023	1,947,356	129,339,008	—	(442,170)
Multimanager Large Cap Value Portfolio	265,670,323	802,842	42,383,590	249,797,283	—	(9,674,255)
Multimanager Mid Cap Growth Portfolio	27,132,679	89,205	425,818	29,255,527	—	(124,781)
Multimanager Mid Cap Value Portfolio	19,698,619	89,205	5,649,747	15,923,937	—	(348,710)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
Multimanager Multi-Sector Bond Portfolio	$438,288,593	$41,427,275	$6,825,044	$484,411,207	$—	$(2,008,449)
Multimanager Small Cap Growth Portfolio	71,175,071	267,614	1,048,864	76,112,699	—	(145,752)
Multimanager Small Cap Value Portfolio	29,897,789	89,205	486,297	32,504,881	—	(185,260)

	$10,603,745,063	$199,553,099	$255,973,459	$10,861,295,924	$8,871,224	$19,441,421

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,861,295,924	$—	$10,861,295,924
Short-Term Investments	—	2,338,049	—	2,338,049

Total Assets	$—	$10,863,633,973	$—	$10,863,633,973

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,863,633,973	$—	$10,863,633,973

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$199,553,099
Net Proceeds of Sales and Redemptions:
Investment Companies	$275,414,880

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$788,457,533
Aggregate gross unrealized depreciation	(262,472,386)

Net unrealized appreciation	$525,985,147

Federal income tax cost of investments	$10,337,648,826

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-II‡	33,298,741	$380,637,155
AXA Tactical Manager 400 Portfolio-II‡	45,599,615	527,624,785
AXA Tactical Manager 500 Portfolio-II‡	194,537,873	2,178,556,588
AXA Tactical Manager International Portfolio-II‡	112,361,149	1,137,215,537
EQ/AllianceBernstein International Portfolio‡	16,333,086	137,678,970
EQ/AllianceBernstein Small Cap Growth Portfolio‡	14,423,115	194,757,411
EQ/AXA Franklin Small Cap Value Core Portfolio‡	11,811,931	105,929,987
EQ/BlackRock Basic Value Equity Portfolio‡	15,240,246	198,468,823
EQ/BlackRock International Value Portfolio‡	14,651,275	163,017,130
EQ/Boston Advisors Equity Income Portfolio‡	41,144,670	202,381,251
EQ/Core Bond Index Portfolio‡	88,134,812	840,755,101
EQ/GAMCO Small Company Value Portfolio‡	2,796,060	89,802,595
EQ/Global Multi-Sector Equity Portfolio‡	17,036,197	198,854,299
EQ/Intermediate Government Bond Index Portfolio‡	37,789,200	366,289,482
EQ/International Core PLUS Portfolio‡	17,917,811	162,977,615
EQ/International ETF Portfolio‡	18,480,827	129,352,278
EQ/International Growth Portfolio‡	29,282,458	169,163,066
EQ/Large Cap Core PLUS Portfolio‡	25,116,871	182,892,332
EQ/Large Cap Growth Index Portfolio‡	34,516,443	274,246,664
EQ/Large Cap Growth PLUS Portfolio‡	26,309,359	411,986,210
EQ/Large Cap Value PLUS Portfolio‡	54,219,043	528,105,689
EQ/Mid Cap Index Portfolio‡	4,996,139	36,706,092
EQ/PIMCO Ultra Short Bond Portfolio‡	33,152,665	329,996,975
EQ/Quality Bond PLUS Portfolio‡	87,038,841	799,671,690
EQ/Small Company Index Portfolio‡	3,383,890	30,985,146
Multimanager Core Bond Portfolio‡	93,165,467	969,103,465
Multimanager International Equity Portfolio‡	26,956,635	289,358,384
Multimanager Large Cap Core Equity Portfolio‡	29,083,426	280,410,577
Multimanager Large Cap Value Portfolio‡	49,958,035	463,267,011
Multimanager Mid Cap Growth Portfolio*‡	4,586,880	36,220,957
Multimanager Mid Cap Value Portfolio‡	4,025,381	35,442,658
Multimanager Small Cap Growth Portfolio*‡	25,505,179	191,240,026
Multimanager Small Cap Value Portfolio‡	17,024,940	161,710,058

Total Investment Companies (100.1%) (Cost $11,212,784,234)		12,204,806,007

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 0.000%, 4/1/10 (Amortized Cost $2,137,413)	$2,137,413	2,137,413

Total Investments (100.1%) (Cost/Amortized Cost $11,214,921,647)		12,206,943,420
Other Assets Less Liabilities (-0.1%)		(14,351,087)

Net Assets (100%)		$12,192,592,333

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-II	$355,943,575	$5,013,075	$10,026,510	$380,637,155	$—	$483,952
AXA Tactical Manager 400 Portfolio-II	487,128,578	501,307	982,675	527,624,785	—	68,371
AXA Tactical Manager 500 Portfolio-II	2,085,083,774	12,699,790	25,305,283	2,178,556,588	—	1,321,219
AXA Tactical Manager International Portfolio-II	1,144,586,479	6,684,100	14,432,009	1,137,215,537	—	(418,060)
EQ/AllianceBernstein International Portfolio	137,454,992	835,512	1,072,447	137,678,970	—	679,297
EQ/AllianceBernstein Small Cap Growth Portfolio	179,367,217	1,336,820	1,578,209	194,757,411	—	1,224,580
EQ/AXA Franklin Small Cap Value Core Portfolio	97,636,832	334,205	822,764	105,929,987	—	(122,066)
EQ/BlackRock Basic Value Equity Portfolio	189,623,746	1,838,128	4,837,069	198,468,823	—	(983,233)
EQ/BlackRock International Value Portfolio	163,786,455	835,513	2,542,968	163,017,130	—	(791,224)
EQ/Boston Advisors Equity Income Portfolio	192,373,334	1,169,718	2,401,064	202,381,251	—	51,377
EQ/Core Bond Index Portfolio	832,990,511	5,347,280	10,756,875	840,755,101	—	454,284
EQ/GAMCO Small Company Value Portfolio	83,667,565	1,002,615	2,190,763	89,802,595	—	(88,671)
EQ/Global Multi-Sector Equity Portfolio	194,743,947	1,336,820	5,532,183	198,854,299	—	(2,729,394)
EQ/Intermediate Government Bond Index Portfolio	364,928,925	2,172,332	4,567,806	366,289,482	—	(13,273)
EQ/International Core PLUS Portfolio	161,361,209	835,513	1,309,084	162,977,615	—	442,659
EQ/International ETF Portfolio	128,972,948	835,513	1,347,921	129,352,278	—	403,823
EQ/International Growth Portfolio	167,618,615	835,512	1,059,735	169,163,066	—	692,009
EQ/Large Cap Core PLUS Portfolio	174,059,773	1,002,615	1,361,432	182,892,332	—	740,660
EQ/Large Cap Growth Index Portfolio	263,926,486	1,336,820	2,003,657	274,246,664	—	799,133
EQ/Large Cap Growth PLUS Portfolio	395,935,831	2,172,333	3,719,635	411,986,210	—	834,898
EQ/Large Cap Value PLUS Portfolio	496,332,984	334,205	419,023	528,105,689	—	281,674
EQ/Mid Cap Index Portfolio	33,879,918	167,102	229,987	36,706,092	—	120,361
EQ/PIMCO Ultra Short Bond Portfolio	328,857,253	668,410	1,392,841	329,996,975	—	8,554
EQ/Quality Bond PLUS Portfolio	790,773,312	5,347,280	12,419,114	799,671,690	—	(1,207,955)
EQ/Small Company Index Portfolio	28,911,640	334,205	450,306	30,985,146	—	250,391
Multimanager Core Bond Portfolio	956,977,192	13,083,731	11,705,847	969,103,465	7,402,246	206,009
Multimanager International Equity Portfolio	288,002,673	1,336,820	4,325,330	289,358,384	—	(1,522,540)
Multimanager Large Cap Core Equity Portfolio	266,964,994	1,002,615	2,858,455	280,410,577	—	(756,362)
Multimanager Large Cap Value Portfolio	437,591,383	1,838,128	6,206,922	463,267,011	—	(2,353,086)
Multimanager Mid Cap Growth Portfolio	33,522,212	167,103	483,876	36,220,957	—	(133,527)
Multimanager Mid Cap Value Portfolio	32,869,979	167,103	385,149	35,442,658	—	(34,800)
Multimanager Small Cap Growth Portfolio	178,775,741	1,336,820	3,147,018	191,240,026	—	(344,228)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Value Portfolio	$148,067,770	$334,205	$1,093,066	$161,710,058	$—	$(392,369)

	$11,822,717,843	$74,243,248	$142,967,023	$12,204,806,007	$7,402,246	$(2,827,537)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$12,204,806,007	$—	$12,204,806,007
Short-Term Investments	—	2,137,413	—	2,137,413

Total Assets	$—	$12,206,943,420	$—	$12,206,943,420

Total Liabilities	$—	$—	$—	$—

Total	$—	$12,206,943,420	$—	$12,206,943,420

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$74,243,248
Net Proceeds of Sales and Redemptions:
Investment Companies	$140,139,486

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,209,783,849
Aggregate gross unrealized depreciation	(217,921,077)

Net unrealized appreciation	$991,862,772

Federal income tax cost of investments	$11,215,080,648

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-II‡	19,672,752	$224,878,781
AXA Tactical Manager 400 Portfolio-II‡	11,878,981	137,449,516
AXA Tactical Manager 500 Portfolio-II‡	73,674,113	825,048,728
AXA Tactical Manager International Portfolio-II‡	39,033,216	395,058,079
EQ/AllianceBernstein International Portfolio‡	8,197,082	69,096,910
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,381,644	72,669,122
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,192,659	37,599,973
EQ/BlackRock Basic Value Equity Portfolio‡	5,734,285	74,675,749
EQ/BlackRock International Value Portfolio‡	7,852,522	87,370,934
EQ/Boston Advisors Equity Income Portfolio‡	11,097,341	54,585,289
EQ/Core Bond Index Portfolio‡	7,542,560	71,951,658
EQ/GAMCO Small Company Value Portfolio‡	2,219,005	71,269,004
EQ/Global Multi-Sector Equity Portfolio‡	6,438,542	75,153,611
EQ/Intermediate Government Bond Index Portfolio‡	2,428,060	23,535,107
EQ/International Core PLUS Portfolio‡	4,985,096	45,343,659
EQ/International ETF Portfolio‡	5,527,639	38,689,436
EQ/International Growth Portfolio‡	14,700,986	84,926,749
EQ/Large Cap Core PLUS Portfolio‡	9,641,354	70,204,992
EQ/Large Cap Growth Index Portfolio‡	13,184,477	104,755,836
EQ/Large Cap Growth PLUS Portfolio‡	10,349,221	162,061,587
EQ/Large Cap Value PLUS Portfolio‡	23,558,774	229,467,765
EQ/Mid Cap Index Portfolio‡	2,256,005	16,574,628
EQ/PIMCO Ultra Short Bond Portfolio‡	2,868,383	28,551,484
EQ/Quality Bond PLUS Portfolio‡	7,279,714	66,882,567
EQ/Small Company Index Portfolio‡	572,535	5,242,507
Multimanager Core Bond Portfolio‡	6,829,226	71,037,332
Multimanager International Equity Portfolio‡	4,245,775	45,575,077
Multimanager Large Cap Core Equity Portfolio‡	11,130,759	107,318,254
Multimanager Large Cap Value Portfolio‡	20,421,851	189,374,341
Multimanager Mid Cap Growth Portfolio*‡	712,768	5,628,476
Multimanager Mid Cap Value Portfolio‡	935,766	8,239,232
Multimanager Small Cap Growth Portfolio*‡	8,496,976	63,711,058
Multimanager Small Cap Value Portfolio‡	674,946	6,410,923

Total Investment Companies (100.0%) (Cost $3,145,763,781)		3,570,338,364

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau 0.000%, 4/1/10 (Amortized Cost $13,392,915)	$13,392,915	$13,392,915

Total Investments (100.4%) (Cost/Amortized Cost $3,159,156,696)		3,583,731,279
Other Assets Less Liabilities (-0.4%)		(12,628,898)

Net Assets (100%)		$3,571,102,381

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-II	$147,039,409	$63,106,821	$4,907,355	$224,878,781	$—	$133,563
AXA Tactical Manager 400 Portfolio-II	201,196,199	469,755	70,171,587	137,449,516	—	2,216,176
AXA Tactical Manager 500 Portfolio-II	782,071,711	15,971,685	12,673,888	825,048,728	—	510,053
AXA Tactical Manager International Portfolio-II	393,730,203	7,829,257	6,698,446	395,058,079	—	(235,730)
EQ/AllianceBernstein International Portfolio	68,311,907	1,252,681	628,157	69,096,910	—	405,877
EQ/AllianceBernstein Small Cap Growth Portfolio	66,228,475	1,252,681	594,893	72,669,122	—	439,142
EQ/AXA Franklin Small Cap Value Core Portfolio	34,471,978	469,755	495,782	37,599,973	—	(108,019)
EQ/BlackRock Basic Value Equity Portfolio	70,357,616	1,565,852	1,484,585	74,675,749	—	(192,042)
EQ/BlackRock International Value Portfolio	87,063,514	1,252,681	1,800,921	87,370,934	—	(766,886)
EQ/Boston Advisors Equity Income Portfolio	51,385,599	1,096,096	872,056	54,585,289	—	32,724
EQ/Core Bond Index Portfolio	70,498,350	1,722,437	1,357,918	71,951,658	—	63,880
EQ/GAMCO Small Company Value Portfolio	49,911,220	15,939,511	805,916	71,269,004	—	(30,391)
EQ/Global Multi-Sector Equity Portfolio	72,797,975	1,565,852	2,102,280	75,153,611	—	(809,736)
EQ/Intermediate Government Bond Index Portfolio	23,242,737	313,170	257,210	23,535,107	—	1,298
EQ/International Core PLUS Portfolio	44,491,513	939,511	569,951	45,343,659	—	205,575
EQ/International ETF Portfolio	38,170,238	782,926	500,544	38,689,436	—	145,728
EQ/International Growth Portfolio	83,479,326	1,252,681	629,979	84,926,749	—	404,055
EQ/Large Cap Core PLUS Portfolio	66,175,802	1,565,852	832,695	70,204,992	—	459,848
EQ/Large Cap Growth Index Portfolio	100,001,878	1,722,437	1,028,584	104,755,836	—	393,213
EQ/Large Cap Growth PLUS Portfolio	154,419,349	2,661,948	1,676,615	162,061,587	—	520,709
EQ/Large Cap Value PLUS Portfolio	215,457,296	313,170	157,510	229,467,765	—	100,999
EQ/Mid Cap Index Portfolio	15,195,959	156,585	86,441	16,574,628	—	42,814
EQ/PIMCO Ultra Short Bond Portfolio	28,335,495	313,170	256,303	28,551,484	—	2,205
EQ/Quality Bond PLUS Portfolio	65,442,873	1,252,681	1,111,976	66,882,567	—	(77,941)
EQ/Small Company Index Portfolio	4,794,222	313,170	173,190	5,242,507	—	85,319
Multimanager Core Bond Portfolio	69,406,183	2,258,891	1,417,917	71,037,332	536,455	3,880
Multimanager International Equity Portfolio	44,914,608	1,409,266	928,768	45,575,077	—	234,521
Multimanager Large Cap Core Equity Portfolio	101,493,167	1,879,022	2,159,257	107,318,254	—	(608,206)
Multimanager Large Cap Value Portfolio	177,707,317	2,505,362	3,428,047	189,374,341	—	(1,359,978)
Multimanager Mid Cap Growth Portfolio	5,162,866	156,585	143,997	5,628,476	—	(14,743)
Multimanager Mid Cap Value Portfolio	7,579,596	156,585	131,227	8,239,232	—	(1,973)
Multimanager Small Cap Growth Portfolio	58,912,710	1,252,681	1,141,017	63,711,058	—	(106,982)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Value Portfolio	$5,807,052	$469,756	$514,489	$6,410,923	$—	$(126,726)

	$3,405,254,343	$135,170,513	$121,739,501	$3,570,338,364	$536,455	$1,962,226

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,570,338,364	$—	$3,570,338,364
Short-Term Investments	—	13,392,915	—	13,392,915

Total Assets	$—	$3,583,731,279	$—	$3,583,731,279

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,583,731,279	$—	$3,583,731,279

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$135,170,513
Net Proceeds of Sales and Redemptions:
Investment Companies	$123,701,727

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$472,972,871
Aggregate gross unrealized depreciation	(48,640,769)

Net unrealized appreciation	$424,332,102

Federal income tax cost of investments	$3,159,399,177

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (0.3%)
Amerigon, Inc.*^	1,800	$18,198
BorgWarner, Inc.*	11,673	445,675
Drew Industries, Inc.*	1,400	30,828
Fuel Systems Solutions, Inc.*^	1,800	57,528
Gentex Corp.^	16,200	314,604
Goodyear Tire & Rubber Co.*	26,193	331,079
Johnson Controls, Inc.	69,641	2,297,457
Raser Technologies, Inc.*^	2,500	2,500
TRW Automotive Holdings Corp.*^	1,700	48,586

		3,546,455

Automobiles (0.1%)
Ford Motor Co.*^	69,100	868,587
Thor Industries, Inc.	1,900	57,399

		925,986

Distributors (0.0%)
LKQ Corp.*	16,218	329,226

Diversified Consumer Services (0.3%)
American Public Education, Inc.*^	1,643	76,564
Apollo Group, Inc., Class A*	14,783	906,050
Bridgepoint Education, Inc.*^	1,425	35,027
Brink’s Home Security Holdings, Inc.*	5,315	226,153
Capella Education Co.*^	1,700	157,828
Career Education Corp.*^	6,900	218,316
ChinaCast Education Corp.*	3,085	22,551
Coinstar, Inc.*^	3,600	117,000
Corinthian Colleges, Inc.*^	9,200	161,828
DeVry, Inc.	7,046	459,399
Grand Canyon Education, Inc.*	2,000	52,280
H&R Block, Inc.	37,095	660,291
Hillenbrand, Inc.^	2,008	44,156
ITT Educational Services, Inc.*^	4,200	472,416
K12, Inc.*^	2,197	48,796
Learning Tree International, Inc.*^	700	9,849
Lincoln Educational Services Corp.*^	1,300	32,890
Matthews International Corp., Class A^	3,600	127,800
Pre-Paid Legal Services, Inc.*^	600	22,710
Princeton Review, Inc.*^	1,100	3,839
Sotheby’s, Inc.	6,600	205,194
Steiner Leisure Ltd.*	800	35,456
Strayer Education, Inc.^	1,600	389,632
Universal Technical Institute, Inc.*^	1,961	44,750
Weight Watchers International, Inc.^	268	6,842

		4,537,617

Hotels, Restaurants & Leisure (2.5%)
AFC Enterprises, Inc.*^	1,100	11,803
Ambassadors Group, Inc.^	1,500	16,575
Ameristar Casinos, Inc.^	2,398	43,692
Bally Technologies, Inc.*^	5,735	232,497
BJ’s Restaurants, Inc.*^	2,700	62,910
Brinker International, Inc.^	11,000	212,080
Buffalo Wild Wings, Inc.*^	2,200	105,842
Burger King Holdings, Inc.	12,340	262,348
California Pizza Kitchen, Inc.*	1,300	21,827
Carnival Corp.	21,778	846,729
CEC Entertainment, Inc.*	2,094	79,760
Chipotle Mexican Grill, Inc.*	3,700	416,879
Choice Hotels International, Inc.^	900	31,329
CKE Restaurants, Inc.	4,200	46,494
Cracker Barrel Old Country Store, Inc.	2,100	97,398
Ctrip.com International Ltd. (ADR)*	38,086	1,492,971
Darden Restaurants, Inc.	15,500	690,370
Denny’s Corp.*	7,700	29,568
DineEquity, Inc.*^	2,200	86,966
Dover Downs Gaming & Entertainment, Inc.	1,100	4,356
Einstein Noah Restaurant Group, Inc.*	200	2,430
Great Wolf Resorts, Inc.*^	200	636
Hyatt Hotels Corp., Class A*^	2,600	101,296
International Game Technology^	26,753	493,593
Interval Leisure Group, Inc.*^	3,592	52,300
Isle of Capri Casinos, Inc.*^	1,649	12,829
Jack in the Box, Inc.*^	6,706	157,926
Krispy Kreme Doughnuts, Inc.*	4,600	18,492
Las Vegas Sands Corp.*^	24,373	515,489
Life Time Fitness, Inc.*	296	8,318
Marriott International, Inc., Class A^	15,998	504,257
McDonald’s Corp.	220,183	14,690,610
MGM MIRAGE*^	10,769	129,228
Monarch Casino & Resort, Inc.*	400	3,416
Morgans Hotel Group Co.*^	1,800	11,538
P.F. Chang’s China Bistro, Inc.*^	2,900	127,977
Panera Bread Co., Class A*	3,200	244,768
Papa John’s International, Inc.*	1,400	35,994
Peet’s Coffee & Tea, Inc.*	1,100	43,615
Pinnacle Entertainment, Inc.*	3,134	30,525
Royal Caribbean Cruises Ltd.*	4,819	158,979
Ruth’s Hospitality Group, Inc.*^	900	4,770
Scientific Games Corp., Class A*^	7,600	107,008
Shuffle Master, Inc.*^	7,000	57,330
Sonic Corp.*	6,900	76,245
Starbucks Corp.*^	81,020	1,966,355
Starwood Hotels & Resorts Worldwide, Inc.	3,574	166,691
Texas Roadhouse, Inc.*^	6,300	87,507
Town Sports International Holdings, Inc.*	1,400	5,474
Wendy’s/Arby’s Group, Inc., Class A^	17,810	89,050
WMS Industries, Inc.*^	5,200	218,088
Wyndham Worldwide Corp.	8,500	218,705
Wynn Resorts Ltd.	41,397	3,139,134
Yum! Brands, Inc.	153,602	5,887,565

		34,160,532

Household Durables (0.1%)
Garmin Ltd.^	10,698	411,659
Harman International Industries, Inc.*	3,800	177,764
iRobot Corp.*^	1,500	22,740
Leggett & Platt, Inc.^	11,230	243,017
M.D.C. Holdings, Inc.^	1,352	46,793
National Presto Industries, Inc.^	459	54,580
Newell Rubbermaid, Inc.^	4,198	63,809
Pulte Group, Inc.*^	4,000	45,000
Tempur-Pedic International, Inc.*^	8,868	267,459
Tupperware Brands Corp.	7,200	347,184
Universal Electronics, Inc.*	1,100	24,574

		1,704,579

Internet & Catalog Retail (2.4%)
1-800-FLOWERS.COM, Inc., Class A*	2,100	5,271
Amazon.com, Inc.*	150,973	20,491,565
Blue Nile, Inc.*^	1,500	82,530
Drugstore.Com, Inc.*^	6,800	24,276
Expedia, Inc.	19,082	476,287
HSN, Inc.*	3,758	110,636

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Liberty Media Corp. - Interactive, Class A*	180,295	$2,760,316
Netflix, Inc.*^	19,500	1,437,930
NutriSystem, Inc.^	2,500	44,525
Orbitz Worldwide, Inc.*^	200	1,422
Overstock.com, Inc.*^	1,300	21,125
PetMed Express, Inc.^	1,900	42,123
priceline.com, Inc.*	29,312	7,474,560

		32,972,566

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	8,575	328,251
Leapfrog Enterprises, Inc.*	2,700	17,685
Mattel, Inc.	30,283	688,635
Pool Corp.^	3,200	72,448
Smith & Wesson Holding Corp.*^	8,200	30,996
Sturm Ruger & Co., Inc.^	1,838	22,038

		1,160,053

Media (3.5%)
Arbitron, Inc.^	2,200	58,652
Cablevision Systems Corp. - New York Group, Class A	391,990	9,462,639
CBS Corp., Class B	33,880	472,287
Cinemark Holdings, Inc.	2,852	52,306
CKX, Inc.*^	5,499	33,709
Comcast Corp., Class A	663,605	11,976,652
Crown Media Holdings, Inc., Class A*^	400	768
CTC Media, Inc.	4,479	77,128
DIRECTV, Class A*	216,854	7,331,834
Discovery Communications, Inc., Class C*	28,541	839,391
Dolan Media Co.*^	2,100	22,827
Global Sources Ltd.*	1,540	10,025
Interactive Data Corp.	1,400	44,800
Liberty Global, Inc., Class A*	12,195	355,606
Liberty Media Corp. - Starz*	16,636	909,657
Liberty Media Corp., Capital Series, Class A*	97,255	3,537,164
Live Nation Entertainment, Inc.*	5,562	80,649
Madison Square Garden, Inc., Class A*	97,997	2,129,475
Martha Stewart Living Omnimedia, Inc., Class A*	2,100	11,718
McGraw-Hill Cos., Inc.^	34,535	1,231,173
Morningstar, Inc.*^	2,360	113,492
National CineMedia, Inc.^	224	3,866
Omnicom Group, Inc.^	34,313	1,331,688
Playboy Enterprises, Inc., Class B*	1,000	3,660
RCN Corp.*	4,900	73,892
Regal Entertainment Group, Class A	3,827	67,240
Rentrak Corp.*^	1,400	30,170
Scripps Networks Interactive, Inc., Class A	6,066	269,027
Valassis Communications, Inc.*	3,800	105,754
Value Line, Inc.	100	2,309
Viacom, Inc., Class B*	33,530	1,152,761
Walt Disney Co.	159,031	5,551,772
Warner Music Group Corp.*^	1,100	7,601
World Wrestling Entertainment, Inc., Class A^	42,700	738,710

		48,090,402

Multiline Retail (0.6%)
99 Cents Only Stores*	3,796	61,875
Big Lots, Inc.*	775	28,225
Dollar General Corp.*	1,900	47,975
Dollar Tree, Inc.*	10,200	604,044
Family Dollar Stores, Inc.	16,103	589,531
Fred’s, Inc., Class A^	1,345	16,113
Kohl’s Corp.*	31,333	1,716,422
Nordstrom, Inc.	18,673	762,792
Target Corp.	82,892	4,360,119

		8,187,096

Specialty Retail (1.4%)
Abercrombie & Fitch Co., Class A	4,700	214,508
Advance Auto Parts, Inc.^	10,900	456,928
Aeropostale, Inc.*^	11,550	332,987
American Eagle Outfitters, Inc.	19,527	361,640
America’s Car-Mart, Inc.*^	900	21,708
AutoZone, Inc.*	3,314	573,620
Barnes & Noble, Inc.^	855	18,485
bebe Stores, Inc.^	3,400	30,260
Bed Bath & Beyond, Inc.*	29,005	1,269,259
Best Buy Co., Inc.	37,098	1,578,149
Big 5 Sporting Goods Corp.^	2,169	33,012
Buckle, Inc.^	2,900	106,604
CarMax, Inc.*^	18,040	453,165
Cato Corp., Class A	2,606	55,873
Chico’s FAS, Inc.^	19,277	277,974
Children’s Place Retail Stores, Inc.*^	2,181	97,164
Christopher & Banks Corp.	1,900	15,200
Citi Trends, Inc.*^	1,200	38,928
Coldwater Creek, Inc.*^	4,600	31,924
Collective Brands, Inc.*	2,656	60,397
Dick’s Sporting Goods, Inc.*	10,000	261,100
Dress Barn, Inc.*	2,252	58,912
DSW, Inc., Class A*	600	15,318
Finish Line, Inc., Class A	1,100	17,952
Foot Locker, Inc.	8,309	124,967
GameStop Corp., Class A*^	16,440	360,200
Gap, Inc.	46,605	1,077,042
Guess?, Inc.^	6,700	314,766
Gymboree Corp.*	2,700	139,401
hhgregg, Inc.*^	1,000	25,240
Hibbett Sports, Inc.*^	3,500	89,530
Home Depot, Inc.	12,989	420,194
HOT Topic, Inc.*	2,820	18,330
J. Crew Group, Inc.*^	5,818	267,046
Jo-Ann Stores, Inc.*	1,047	43,953
JoS. A. Bank Clothiers, Inc.*^	2,182	119,246
Kirkland’s, Inc.*	1,900	39,900
Limited Brands, Inc.^	20,200	497,324
Lowe’s Cos., Inc.	50,793	1,231,222
Lumber Liquidators Holdings, Inc.*^	2,000	53,340
Men’s Wearhouse, Inc.^	500	11,970
Midas, Inc.*^	1,100	12,408
Office Depot, Inc.*	5,256	41,943
OfficeMax, Inc.*^	5,363	88,060
O’Reilly Automotive, Inc.*^	14,783	616,599
Penske Automotive Group, Inc.*^	1,421	20,491
PetSmart, Inc.	13,700	437,852
RadioShack Corp.	1,690	38,245
Ross Stores, Inc.^	13,800	737,886
Sally Beauty Holdings, Inc.*^	1,963	17,510
Sherwin-Williams Co.^	9,273	627,597
Staples, Inc.^	78,592	1,838,267
Stein Mart, Inc.*^	2,598	23,460
Systemax, Inc.^	400	8,696
Tiffany & Co.	12,939	614,473
TJX Cos., Inc.	45,675	1,942,101
Tractor Supply Co.	4,141	240,385

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Ulta Salon Cosmetics & Fragrance, Inc.*	3,400	$76,908
Urban Outfitters, Inc.*^	13,852	526,792
Wet Seal, Inc., Class A*^	7,500	35,700
Williams-Sonoma, Inc.	3,580	94,118
Zumiez, Inc.*^	1,600	32,784

		19,287,013

Textiles, Apparel & Luxury Goods (0.7%)
American Apparel, Inc.*	2,700	8,181
Carter’s, Inc.*	5,240	157,986
Cherokee, Inc.^	300	5,400
Coach, Inc.	34,814	1,375,849
Crocs, Inc.*^	3,900	34,203
Fuqi International, Inc.*^	1,700	18,530
G-III Apparel Group Ltd.*^	700	19,292
Hanesbrands, Inc.*^	10,800	300,456
K-Swiss, Inc., Class A*	2,400	25,104
Liz Claiborne, Inc.*^	6,868	51,029
Lululemon Athletica, Inc.*^	4,851	201,316
Maidenform Brands, Inc.*^	2,500	54,625
NIKE, Inc., Class B	94,201	6,923,774
Oxford Industries, Inc.^	1,300	26,429
Polo Ralph Lauren Corp.	5,868	499,015
Steven Madden Ltd.*	1,479	72,175
Timberland Co., Class A*	2,670	56,978
True Religion Apparel, Inc.*^	2,344	71,164
Under Armour, Inc., Class A*^	3,900	114,699
Volcom, Inc.*^	1,500	29,280
Warnaco Group, Inc.*	5,300	252,863
Weyco Group, Inc.^	300	7,056

		10,305,404

Total Consumer Discretionary		165,206,929

Consumer Staples (9.3%)
Beverages (2.8%)
Boston Beer Co., Inc., Class A*^	700	36,582
Brown-Forman Corp., Class B^	8,600	511,270
Coca-Cola Bottling Co. Consolidated^	300	17,598
Coca-Cola Co.	195,523	10,753,765
Coca-Cola Enterprises, Inc.	28,636	792,071
Diageo plc (ADR)	87,100	5,874,895
Hansen Natural Corp.*	7,700	334,026
Molson Coors Brewing Co., Class B	714	30,031
National Beverage Corp.^	100	1,112
PepsiCo, Inc.	304,180	20,124,549

		38,475,899

Food & Staples Retailing (2.1%)
Arden Group, Inc., Class A^	100	10,628
BJ’s Wholesale Club, Inc.*^	940	34,771
Costco Wholesale Corp.	110,390	6,591,387
CVS Caremark Corp.	49,262	1,801,019
Kroger Co.	60,597	1,312,531
Pantry, Inc.*^	300	3,747
Pricesmart, Inc.^	1,200	27,900
Ruddick Corp.^	1,100	34,804
Sysco Corp.	64,939	1,915,700
Village Super Market, Inc., Class A	635	17,799
Walgreen Co.	108,388	4,020,111
Wal-Mart Stores, Inc.	237,619	13,211,616
Whole Foods Market, Inc.*^	10,564	381,889

		29,363,902

Food Products (0.9%)
AgFeed Industries, Inc.*^	1,600	7,024
Alico, Inc.	200	5,050
American Dairy, Inc.*^	1,300	24,895
American Italian Pasta Co., Class A*	1,407	54,690
Archer-Daniels-Midland Co.^	39,608	1,144,671
Calavo Growers, Inc.^	800	14,592
Cal-Maine Foods, Inc.^	1,000	33,890
Campbell Soup Co.^	14,550	514,342
Darling International, Inc.*^	10,200	91,392
Dean Foods Co.*^	20,740	325,411
Diamond Foods, Inc.^	1,300	54,652
General Mills, Inc.	14,838	1,050,382
Green Mountain Coffee Roasters, Inc.*	3,900	377,598
H.J. Heinz Co.	27,964	1,275,438
Hain Celestial Group, Inc.*^	400	6,940
Hershey Co.	9,713	415,814
Hormel Foods Corp.^	700	29,407
HQ Sustainable Maritime Industries, Inc.*^	500	3,000
J&J Snack Foods Corp.^	1,314	57,120
Kellogg Co.	28,103	1,501,543
Kraft Foods, Inc., Class A	26,830	811,339
Lifeway Foods, Inc.*	400	4,748
McCormick & Co., Inc.(Non- Voting)^	14,149	542,756
Mead Johnson Nutrition Co., Class A^	58,670	3,052,600
Sara Lee Corp.	19,854	276,566
Smart Balance, Inc.*	3,900	25,272
Synutra International, Inc.*^	2,500	56,525
Zhongpin, Inc.*^	1,500	19,050

		11,776,707

Household Products (2.1%)
Church & Dwight Co., Inc.^	8,000	535,600
Clorox Co.	13,437	861,849
Colgate-Palmolive Co.^	54,600	4,655,196
Energizer Holdings, Inc.*^	6,611	414,906
Kimberly-Clark Corp.	39,653	2,493,381
Procter & Gamble Co.^	309,057	19,554,037
WD-40 Co.	1,500	49,245

		28,564,214

Personal Products (0.2%)
Alberto-Culver Co.	8,399	219,634
American Oriental Bioengineering, Inc.*^	226	922
Avon Products, Inc.	47,060	1,593,922
China Sky One Medical, Inc.*	600	9,426
Estee Lauder Cos., Inc., Class A^	12,014	779,348
Herbalife Ltd.	7,100	327,452
Inter Parfums, Inc.	100	1,482
Medifast, Inc.*	1,600	40,208
USANA Health Sciences, Inc.*^	500	15,705

		2,988,099

Tobacco (1.2%)
Alliance One International, Inc.*^	5,200	26,468
Altria Group, Inc.	227,686	4,672,117
Lorillard, Inc.	16,417	1,235,215
Philip Morris International, Inc.	210,815	10,996,110
Star Scientific, Inc.*^	1,100	2,805
Vector Group Ltd.	4,835	74,604

		17,007,319

Total Consumer Staples		128,176,140

Energy (6.5%)
Energy Equipment & Services (3.1%)
Bolt Technology Corp.*^	700	7,917

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cal Dive International, Inc.*	300	$2,199
Cameron International Corp.*	24,266	1,040,041
Diamond Offshore Drilling, Inc.^	7,478	664,121
Dresser-Rand Group, Inc.*	9,600	301,632
Dril-Quip, Inc.*^	3,400	206,856
ENGlobal Corp.*	2,200	6,094
Exterran Holdings, Inc.*^	2,709	65,477
FMC Technologies, Inc.*^	39,350	2,543,190
Geokinetics, Inc.*	200	1,442
Gulfmark Offshore, Inc., Class A*^	1,600	42,480
Halliburton Co.	135,950	4,096,174
Helmerich & Payne, Inc.	3,819	145,428
Lufkin Industries, Inc.^	1,216	96,246
National Oilwell Varco, Inc.	142,481	5,781,879
Oceaneering International, Inc.*^	6,300	399,987
Patterson-UTI Energy, Inc.	1,881	26,278
PHI, Inc.*	700	14,826
Pioneer Drilling Co.*	500	3,520
Pride International, Inc.*	9,457	284,750
Rowan Cos., Inc.*	1,683	48,992
RPC, Inc.	2,400	26,712
Schlumberger Ltd.	59,847	3,797,891
Seahawk Drilling, Inc.*^	457	8,614
Smith International, Inc.	15,038	643,927
Sulphco, Inc.*^	4,700	1,363
TETRA Technologies, Inc.*^	3,406	41,621
Transocean Ltd.*^	143,261	12,374,885
Weatherford International Ltd.*	601,570	9,540,900
Willbros Group, Inc.*	4,800	57,648

		42,273,090

Oil, Gas & Consumable Fuels (3.4%)
Alpha Natural Resources, Inc.*^	13,010	649,069
Anadarko Petroleum Corp.	267,132	19,455,223
Apco Oil and Gas International, Inc.^	1,200	32,472
Arena Resources, Inc.*^	4,500	150,300
Atlas Energy, Inc.*	3,089	96,130
ATP Oil & Gas Corp.*	1,100	20,691
BPZ Resources, Inc.*^	9,200	67,620
Brigham Exploration Co.*^	4,998	79,718
Carrizo Oil & Gas, Inc.*^	3,400	78,030
Cheniere Energy, Inc.*^	3,100	9,579
Clean Energy Fuels Corp.*^	4,600	104,788
CNX Gas Corp.*^	3,000	114,150
Cobalt International Energy, Inc.*	67,800	922,080
Comstock Resources, Inc.*	314	9,985
Consol Energy, Inc.	19,788	844,156
Contango Oil & Gas Co.*^	1,100	56,265
Continental Resources, Inc.*	1,937	82,419
Delta Petroleum Corp.*^	17,400	24,534
Denbury Resources, Inc.*	176,077	2,970,419
El Paso Corp.	22,640	245,418
Endeavour International Corp.*	9,200	11,684
Evergreen Energy, Inc.*^	10,000	1,800
EXCO Resources, Inc.	65,500	1,203,890
Exxon Mobil Corp.	134,831	9,030,980
Forest Oil Corp.*^	4,925	127,163
Frontier Oil Corp.^	9,780	132,030
FX Energy, Inc.*	3,300	11,319
GMX Resources, Inc.*^	500	4,110
Golar LNG Ltd.*	2,400	28,080
Gulfport Energy Corp.*^	3,600	40,464
Isramco, Inc.*	200	13,110
James River Coal Co.*	3,400	54,060
Mariner Energy, Inc.*	10,498	157,155
Massey Energy Co.	7,985	417,536
McMoRan Exploration Co.*^	9,700	141,911
Northern Oil and Gas, Inc.*	1,700	26,945
Panhandle Oil and Gas, Inc., Class A^	600	14,178
Peabody Energy Corp.	29,441	1,345,454
Petrohawk Energy Corp.*^	32,790	664,981
Plains Exploration & Production Co.*^	8,796	263,792
PrimeEnergy Corp.*	100	2,693
Quicksilver Resources, Inc.*^	13,900	195,573
Range Resources Corp.^	2,747	128,752
Rex Energy Corp.*^	1,400	15,946
Ship Finance International Ltd.^	3,692	65,570
Southwestern Energy Co.*	147,722	6,015,240
Syntroleum Corp.*	9,600	20,352
Teekay Corp.	1,759	40,000
Teekay Tankers Ltd., Class A^	1,100	13,827
Toreador Resources Corp.*	2,900	23,722
VAALCO Energy, Inc.*^	1,500	7,410
Venoco, Inc.*	1,600	20,528
W&T Offshore, Inc.^	2,400	20,160
Warren Resources, Inc.*^	4,700	11,844
Westmoreland Coal Co.*^	700	8,834
World Fuel Services Corp.^	6,986	186,107

		46,480,246

Total Energy		88,753,336

Financials (7.9%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc.*^	4,700	371,300
Ameriprise Financial, Inc.^	2,440	110,678
Apollo Global Management LLC (b)*	450,000	3,600,000
Bank of New York Mellon Corp.	26,764	826,472
BGC Partners, Inc., Class A^	1,500	9,165
BlackRock, Inc.	1,075	234,092
Broadpoint Gleacher Securities, Inc.*^	6,542	26,168
Charles Schwab Corp.	104,422	1,951,647
Cohen & Steers, Inc.^	800	19,968
Diamond Hill Investment Group, Inc.^	200	13,720
Duff & Phelps Corp., Class A^	2,100	35,154
Eaton Vance Corp.^	13,311	446,451
Epoch Holding Corp.^	800	9,032
Federated Investors, Inc., Class B^	9,500	250,610
Franklin Resources, Inc.	7,535	835,632
GAMCO Investors, Inc., Class A	200	9,100
GFI Group, Inc.	5,400	31,212
GLG Partners, Inc.*^	22,710	69,720
Goldman Sachs Group, Inc.	57,927	9,884,084
Greenhill & Co., Inc.	10,600	870,154
International Assets Holding Corp.*	400	5,988
Invesco Ltd.^	4,012	87,903
Investment Technology Group, Inc.*	305	5,091
Janus Capital Group, Inc.^	18,200	260,078
Jefferies Group, Inc.^	10,120	239,540
KBW, Inc.*^	1,516	40,780
Knight Capital Group, Inc., Class A*	5,642	86,041
Lazard Ltd., Class A	8,900	317,730
MF Global Holdings Ltd.*^	3,600	29,052
Morgan Stanley	35,004	1,025,267
Northern Trust Corp.	26,652	1,472,790
optionsXpress Holdings, Inc.*	5,100	83,079
Pzena Investment Management, Inc., Class A*	500	3,815
Riskmetrics Group, Inc.*^	1,700	38,437

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Safeguard Scientifics, Inc.*^	133	$1,729
SEI Investments Co.^	13,900	305,383
State Street Corp.	29,142	1,315,470
Stifel Financial Corp.*^	3,207	172,376
T. Rowe Price Group, Inc.	28,202	1,549,136
TD Ameritrade Holding Corp.*	116,657	2,223,482
U.S. Global Investors, Inc., Class A	900	8,901
Waddell & Reed Financial, Inc., Class A^	9,700	349,588
Westwood Holdings Group, Inc.^	400	14,720

		29,240,735

Commercial Banks (1.9%)
Arrow Financial Corp.^	900	24,201
BOK Financial Corp.^	686	35,974
CapitalSource, Inc.	4,152	23,210
Cardinal Financial Corp.^	1,200	12,816
Cathay General Bancorp^	2,229	25,968
Commerce Bancshares, Inc./Missouri	2,601	107,005
Enterprise Financial Services Corp.^	500	5,530
First Financial Bankshares, Inc.^	1,034	53,303
Hancock Holding Co.	200	8,362
ICICI Bank Ltd. (ADR)^	54,045	2,307,721
PrivateBancorp, Inc.	2,800	38,360
Signature Bank/New York*	3,900	144,495
Suffolk Bancorp^	300	9,213
SVB Financial Group*^	500	23,330
SY Bancorp, Inc.	100	2,275
Tompkins Financial Corp.^	550	20,064
U.S. Bancorp	258,678	6,694,586
Wells Fargo & Co.	551,765	17,170,927
Westamerica Bancorp^	1,978	114,032

		26,821,372

Consumer Finance (1.1%)
Advance America Cash Advance Centers, Inc.^	5,800	33,756
American Express Co.	329,696	13,603,257
AmeriCredit Corp.*	2,643	62,798
Capital One Financial Corp.	13,859	573,901
Cardtronics, Inc.*^	1,000	12,570
EZCORP, Inc., Class A*^	4,336	89,322
First Cash Financial Services, Inc.*^	2,900	62,553
SLM Corp.*	12,181	152,506

		14,590,663

Diversified Financial Services (0.7%)
Asset Acceptance Capital Corp.*	1,000	6,310
CME Group, Inc.	426	134,663
IntercontinentalExchange, Inc.*^	8,195	919,315
JPMorgan Chase & Co.	170,052	7,609,827
Life Partners Holdings, Inc.^	500	11,085
MarketAxess Holdings, Inc.	3,130	49,235
Moody’s Corp.^	20,226	601,723
MSCI, Inc., Class A*	10,841	391,360
NASDAQ OMX Group, Inc.*	7,070	149,318
NewStar Financial, Inc.*^	600	3,828
NYSE Euronext	7,752	229,537
PICO Holdings, Inc.*^	769	28,599
Portfolio Recovery Associates, Inc.*	1,811	99,370

		10,234,170

Insurance (1.1%)
Aflac, Inc.	124,610	6,765,077
American International Group, Inc.*^	5,113	174,558
Amtrust Financial Services, Inc.^	100	1,395
Arthur J. Gallagher & Co.	10,752	263,962
Assured Guaranty Ltd.	1,500	32,955
Axis Capital Holdings Ltd.	4,772	149,173
Brown & Brown, Inc.^	10,061	180,293
Citizens, Inc./Texas*	2,748	18,989
CNA Financial Corp.*^	1,327	35,457
eHealth, Inc.*^	2,000	31,500
Endurance Specialty Holdings Ltd.^	1,562	58,028
Erie Indemnity Co., Class A	2,461	106,143
Fidelity National Financial, Inc., Class A	3,232	47,898
First Mercury Financial Corp.	200	2,606
Genworth Financial, Inc., Class A*	23,247	426,350
Hanover Insurance Group, Inc.	600	26,166
Lincoln National Corp.	10,742	329,779
Marsh & McLennan Cos., Inc.	4,718	115,214
Principal Financial Group, Inc.	34,091	995,798
Prudential Financial, Inc.	82,912	5,016,176
Reinsurance Group of America, Inc.	599	31,459
RLI Corp.^	749	42,708
Tower Group, Inc.	4,313	95,619
Validus Holdings Ltd.	1,343	36,973
W.R. Berkley Corp.	5,220	136,190

		15,120,466

Real Estate Investment Trusts (REITs) (0.5%)
Acadia Realty Trust (REIT)	1,300	23,218
Alexander’s, Inc. (REIT)*^	100	29,913
Alexandria Real Estate Equities, Inc. (REIT)	831	56,176
Associated Estates Realty Corp. (REIT)	700	9,653
Digital Realty Trust, Inc. (REIT)^	8,257	447,529
DuPont Fabros Technology, Inc. (REIT)	600	12,954
EastGroup Properties, Inc. (REIT)^	1,423	53,704
Equity Lifestyle Properties, Inc. (REIT)	1,900	102,372
Federal Realty Investment Trust (REIT)^	650	47,326
Getty Realty Corp. (REIT)^	1,000	23,400
HCP, Inc. (REIT)	13,032	430,056
Health Care REIT, Inc. (REIT)	6,450	291,733
Nationwide Health Properties, Inc. (REIT)	8,909	313,151
Omega Healthcare Investors, Inc. (REIT)	2,100	40,929
Plum Creek Timber Co., Inc. (REIT)^	6,800	264,588
Potlatch Corp. (REIT)	1,929	67,592
ProLogis (REIT)^	122,300	1,614,360
PS Business Parks, Inc. (REIT)	400	21,360
Public Storage (REIT)^	14,730	1,355,013
Rayonier, Inc. (REIT)	4,141	188,126
Redwood Trust, Inc. (REIT)^	1,600	24,672
Saul Centers, Inc. (REIT)^	500	20,700
Simon Property Group, Inc. (REIT)^	11,203	939,932
Tanger Factory Outlet Centers (REIT)^	2,538	109,540
Universal Health Realty Income Trust (REIT)	900	31,806
Washington Real Estate Investment Trust (REIT)^	547	16,711

		6,536,514

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*^	27,391	434,147
St. Joe Co.*^	10,783	348,830
Tejon Ranch Co.*^	900	27,468

		810,445

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.^	174,000	$2,523,000
Brookline Bancorp, Inc.^	2,300	24,472
Capitol Federal Financial^	1,802	67,503
Hudson City Bancorp, Inc.	29,569	418,697
New York Community Bancorp, Inc.^	158,000	2,613,320
Oritani Financial Corp.^	900	14,463
TrustCo Bank Corp. NY/New York^	2,100	12,957
ViewPoint Financial Group	800	12,968

		5,687,380

Total Financials		109,041,745

Health Care (18.2%)
Biotechnology (5.6%)
Abraxis Bioscience, Inc.*	600	31,050
Acorda Therapeutics, Inc.*	4,600	157,320
Affymax, Inc.*^	900	21,087
Alexion Pharmaceuticals, Inc.*	9,998	543,591
Alkermes, Inc.*	11,200	145,264
Allos Therapeutics, Inc.*	7,600	56,468
Alnylam Pharmaceuticals, Inc.*^	4,300	73,186
AMAG Pharmaceuticals, Inc.*	2,000	69,820
Amgen, Inc.*	290,555	17,363,567
Amicus Therapeutics, Inc.*	400	1,276
Amylin Pharmaceuticals, Inc.*^	16,600	373,334
Arena Pharmaceuticals, Inc.*^	7,588	23,523
ARIAD Pharmaceuticals, Inc.*^	15,100	51,340
ArQule, Inc.*^	3,300	19,008
Array BioPharma, Inc.*^	3,900	10,686
AVI BioPharma, Inc.*^	15,200	18,088
BioCryst Pharmaceuticals, Inc.*^	2,500	16,425
Biogen Idec, Inc.*	243,697	13,978,460
BioMarin Pharmaceutical, Inc.*^	11,500	268,755
Celera Corp.*^	2,400	17,040
Celgene Corp.*	50,722	3,142,735
Cell Therapeutics, Inc.*^	64,038	34,625
Celldex Therapeutics, Inc.*	1,200	7,368
Cephalon, Inc.*^	8,014	543,189
Cepheid, Inc.*^	120,554	2,107,284
Chelsea Therapeutics International, Inc.*^	3,900	13,845
Clinical Data, Inc.*^	900	17,460
Cubist Pharmaceuticals, Inc.*	6,800	153,272
Curis, Inc.*^	9,800	30,086
Cytokinetics, Inc.*^	2,600	8,320
Cytori Therapeutics, Inc.*^	1,700	7,752
Dendreon Corp.*^	12,919	471,156
Dyax Corp.*^	4,500	15,345
Emergent Biosolutions, Inc.*	2,300	38,617
Enzon Pharmaceuticals, Inc.*	3,600	36,648
Exelixis, Inc.*^	12,700	77,089
Genomic Health, Inc.*^	92,400	1,625,316
Genzyme Corp.*	373,171	19,341,453
Geron Corp.*^	4,000	22,720
Gilead Sciences, Inc.*	171,067	7,780,127
GTx, Inc.*^	1,500	5,010
Halozyme Therapeutics, Inc.*	8,500	67,915
Hemispherx Biopharma, Inc.*^	11,022	8,156
Human Genome Sciences, Inc.*^	19,562	590,772
Idenix Pharmaceuticals, Inc.*	2,000	5,640
Idera Pharmaceuticals, Inc.*	1,700	10,557
Immunogen, Inc.*^	4,100	33,169
Immunomedics, Inc.*^	5,300	17,596
Incyte Corp.*^	6,200	86,552
Insmed, Inc.*	12,278	14,488
Isis Pharmaceuticals, Inc.*^	39,560	431,995
Lexicon Pharmaceuticals, Inc.*^	1,900	2,812
Ligand Pharmaceuticals, Inc., Class B*^	8,300	14,525
MannKind Corp.*^	4,949	32,466
Martek Biosciences Corp.*^	502	11,300
Maxygen, Inc.*	800	5,256
Medivation, Inc.*^	3,400	35,666
Metabolix, Inc.*	1,500	18,270
Micromet, Inc.*	4,528	36,586
Molecular Insight Pharmaceuticals, Inc.*^	1,400	1,834
Momenta Pharmaceuticals, Inc.*^	4,500	67,365
Myriad Genetics, Inc.*	11,188	269,071
Myriad Pharmaceuticals, Inc.*	1,875	8,475
Nabi Biopharmaceuticals*	400	2,188
Nanosphere, Inc.*	1,000	4,790
Neurocrine Biosciences, Inc.*	3,100	7,905
Novavax, Inc.*^	4,700	10,857
NPS Pharmaceuticals, Inc.*	3,800	19,152
OncoGenex Pharmaceutical, Inc.*^	700	14,371
Onyx Pharmaceuticals, Inc.*	7,100	214,988
Opko Health, Inc.*^	3,900	7,722
Orexigen Therapeutics, Inc.*	1,600	9,424
OSI Pharmaceuticals, Inc.*	6,700	398,985
Osiris Therapeutics, Inc.*^	1,200	8,880
PDL BioPharma, Inc.^	14,400	89,424
Pharmasset, Inc.*^	2,600	69,680
Poniard Pharmaceuticals, Inc.*^	3,000	3,450
Progenics Pharmaceuticals, Inc.*^	2,200	11,726
Protalix BioTherapeutics, Inc.*^	4,900	32,144
Repligen Corp.*^	2,500	10,150
Rigel Pharmaceuticals, Inc.*	3,000	23,910
Sangamo BioSciences, Inc.*^	3,000	16,260
Savient Pharmaceuticals, Inc.*^	7,200	104,040
Sciclone Pharmaceuticals, Inc.*^	5,800	20,474
Seattle Genetics, Inc.*^	9,600	114,624
SIGA Technologies, Inc.*^	2,771	18,372
Spectrum Pharmaceuticals, Inc.*^	3,469	15,992
StemCells, Inc.*^	11,303	13,112
Synta Pharmaceuticals Corp.*	1,400	6,034
Talecris Biotherapeutics Holdings Corp.*	4,900	97,608
United Therapeutics Corp.*	5,342	295,573
Vanda Pharmaceuticals, Inc.*	2,614	30,166
Vertex Pharmaceuticals, Inc.*	111,370	4,551,692
Vical, Inc.*^	6,900	23,184
ZymoGenetics, Inc.*	3,000	17,190

		76,753,238

Health Care Equipment & Supplies (4.3%)
Abaxis, Inc.*^	2,700	73,413
ABIOMED, Inc.*^	2,800	28,924
Accuray, Inc.*^	2,900	17,661
Align Technology, Inc.*^	7,000	135,380
Alphatec Holdings, Inc.*	2,000	12,740
American Medical Systems Holdings, Inc.*^	8,800	163,504
Analogic Corp.	1,100	47,003
AngioDynamics, Inc.*^	800	12,496
Atrion Corp.^	100	14,304
ATS Medical, Inc.*^	7,700	20,020
Baxter International, Inc.	66,640	3,878,448
Beckman Coulter, Inc.	7,419	465,913
Becton, Dickinson and Co.	26,341	2,073,827
Boston Scientific Corp.*	58,393	421,597

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
C.R. Bard, Inc.	10,953	$948,749
Cerus Corp.*^	424,550	1,184,495
Conceptus, Inc.*^	3,800	75,848
Covidien plc	142,595	7,169,677
CryoLife, Inc.*^	2,300	14,881
Cyberonics, Inc.*^	3,500	67,060
DENTSPLY International, Inc.	16,900	588,965
DexCom, Inc.*	5,033	48,971
Edwards Lifesciences Corp.*^	6,098	602,970
Electro-Optical Sciences, Inc.*^	2,600	19,292
Endologix, Inc.*^	5,900	23,836
Exactech, Inc.*	600	12,582
Gen-Probe, Inc.*	5,900	295,000
Given Imaging Ltd.*^	141,490	3,340,579
Greatbatch, Inc.*^	1,589	33,671
Haemonetics Corp.*^	3,000	171,450
Hansen Medical, Inc.*^	1,400	3,206
HeartWare International, Inc.*	800	35,576
Hill-Rom Holdings, Inc.^	2,381	64,787
Hologic, Inc.*^	2,127	39,435
Hospira, Inc.*	17,985	1,018,850
ICU Medical, Inc.*	1,176	40,513
IDEXX Laboratories, Inc.*^	6,800	391,340
Immucor, Inc.*^	8,400	188,076
Insulet Corp.*	3,600	54,324
Integra LifeSciences Holdings Corp.*	2,300	100,809
Intuitive Surgical, Inc.*^	18,476	6,432,050
Invacare Corp.^	1,700	45,118
Inverness Medical Innovations, Inc.*^	4,300	167,485
IRIS International, Inc.*^	1,500	15,315
Kensey Nash Corp.*	600	14,154
Kinetic Concepts, Inc.*	2,642	126,314
MAKO Surgical Corp.*	2,600	35,048
Masimo Corp.	5,962	158,291
Medical Action Industries, Inc.*^	400	4,908
Medtronic, Inc.	299,565	13,489,412
Meridian Bioscience, Inc.^	4,800	97,776
Merit Medical Systems, Inc.*	3,600	54,900
Micrus Endovascular Corp.*	1,300	25,636
Natus Medical, Inc.*^	2,200	35,002
Neogen Corp.*	1,800	45,180
NxStage Medical, Inc.*^	1,200	13,740
OraSure Technologies, Inc.*^	3,600	21,348
Orthofix International N.V.*^	1,609	58,535
Orthovita, Inc.*^	5,400	23,004
Palomar Medical Technologies, Inc.*^	1,376	14,943
Quidel Corp.*^	2,300	33,442
ResMed, Inc.*^	8,200	521,930
RTI Biologics, Inc.*	4,400	19,052
Sirona Dental Systems, Inc.*	2,100	79,863
Somanetics Corp.*^	1,000	19,140
SonoSite, Inc.*	1,400	44,954
Spectranetics Corp.*^	2,600	17,966
St. Jude Medical, Inc.*	38,511	1,580,877
Stereotaxis, Inc.*^	2,500	12,525
STERIS Corp.^	6,800	228,888
Stryker Corp.	178,843	10,233,396
SurModics, Inc.*^	1,300	27,222
Symmetry Medical, Inc.*^	900	9,036
Synovis Life Technologies, Inc.*^	900	13,977
Teleflex, Inc.	2,021	129,486
TomoTherapy, Inc.*^	3,100	10,571
TranS1, Inc.*	1,000	3,250
Varian Medical Systems, Inc.*^	13,613	753,207
Volcano Corp.*^	2,500	60,400
West Pharmaceutical Services, Inc.	3,800	159,410
Wright Medical Group, Inc.*	4,600	81,742
Zoll Medical Corp.*	1,700	44,812

		58,863,477

Health Care Providers & Services (2.1%)
Aetna, Inc.	11,028	387,193
Air Methods Corp.*^	900	30,600
Alliance HealthCare Services, Inc.*^	1,900	10,678
Almost Family, Inc.*	500	18,845
America Service Group, Inc.	1,300	20,917
AmerisourceBergen Corp.^	28,799	832,867
AMN Healthcare Services, Inc.*	2,600	22,880
Bio-Reference Labs, Inc.*^	900	39,573
BioScrip, Inc.*^	4,447	35,487
CardioNet, Inc.*^	2,261	17,297
Catalyst Health Solutions, Inc.*	4,200	173,796
Centene Corp.*	2,184	52,503
Chemed Corp.^	2,711	147,424
Chindex International, Inc.*^	900	10,629
CIGNA Corp.	2,200	80,476
Corvel Corp.*	700	25,025
Coventry Health Care, Inc.*^	5,064	125,182
Cross Country Healthcare, Inc.*^	500	5,055
DaVita, Inc.*	11,331	718,385
Emdeon, Inc., Class A*	2,313	38,211
Emergency Medical Services Corp., Class A*	2,958	167,275
Emeritus Corp.*^	1,600	32,560
Ensign Group, Inc.	1,800	31,194
Express Scripts, Inc.*	30,219	3,075,086
Genoptix, Inc.*^	1,559	55,329
Gentiva Health Services, Inc.*^	900	25,452
Health Management Associates, Inc., Class A*	26,500	227,900
Healthways, Inc.*^	148	2,378
Henry Schein, Inc.*	9,817	578,221
HMS Holdings Corp.*	3,100	158,069
Humana, Inc.*	7,166	335,154
inVentiv Health, Inc.*	945	21,225
IPC The Hospitalist Co., Inc.*	1,517	53,262
Laboratory Corp. of America Holdings*^	11,869	898,602
Landauer, Inc.	400	26,088
Lincare Holdings, Inc.*^	6,200	278,256
McKesson Corp.	14,518	954,123
Medco Health Solutions, Inc.*	53,104	3,428,394
MEDNAX, Inc.*	1,751	101,891
MWI Veterinary Supply, Inc.*^	1,400	56,560
National Healthcare Corp.^	600	21,228
National Research Corp.	100	2,532
Odyssey HealthCare, Inc.*^	2,300	41,653
Omnicare, Inc.	5,894	166,741
Owens & Minor, Inc.	3,900	180,921
Patterson Cos., Inc.^	11,501	357,106
PharMerica Corp.*	2,796	50,943
Providence Service Corp.*	800	12,152
PSS World Medical, Inc.*^	7,000	164,570
Psychiatric Solutions, Inc.*	4,525	134,845
Quest Diagnostics, Inc.	17,013	991,688
RadNet, Inc.*	1,600	5,088
RehabCare Group, Inc.*^	1,414	38,560
Tenet Healthcare Corp.*	34,900	199,628
U.S. Physical Therapy, Inc.*	1,000	17,400
UnitedHealth Group, Inc.^	377,195	12,322,961

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	734	$25,756
VCA Antech, Inc.*^	9,700	271,891
Virtual Radiologic Corp.*^	500	5,500
WellPoint, Inc.*	4,011	258,228

		28,569,433

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.*^	7,085	138,583
athenahealth, Inc.*^	25,349	926,759
Cerner Corp.*^	7,500	637,950
Computer Programs & Systems, Inc.^	1,300	50,804
Eclipsys Corp.*^	6,700	133,196
MedAssets, Inc.*	4,765	100,065
Omnicell, Inc.*^	2,500	35,075
Phase Forward, Inc.*^	5,300	69,271
Quality Systems, Inc.^	2,774	170,435
Vital Images, Inc.*	700	11,319

		2,273,457

Life Sciences Tools & Services (0.7%)
Accelrys, Inc.*	2,200	13,552
Affymetrix, Inc.*^	5,874	43,115
Bio-Rad Laboratories, Inc., Class A*	2,200	227,744
Bruker Corp.*	4,100	60,065
Cambrex Corp.*^	1,400	5,670
Compugen Ltd.*^	100,985	494,826
Covance, Inc.*^	7,391	453,733
Dionex Corp.*	2,100	157,038
Enzo Biochem, Inc.*^	2,000	12,040
eResearchTechnology, Inc.*	3,500	24,185
Illumina, Inc.*^	87,223	3,392,975
Life Technologies Corp.*	16,892	882,945
Luminex Corp.*^	5,000	84,150
Mettler-Toledo International, Inc.*	3,600	393,120
Millipore Corp.*	6,300	665,280
PAREXEL International Corp.*^	7,000	163,170
Pharmaceutical Product Development, Inc.^	12,100	287,375
QIAGEN N.V.*^	57,145	1,313,764
Sequenom, Inc.*^	4,900	30,919
Techne Corp.^	4,300	273,867
Varian, Inc.*	561	29,049
Waters Corp.*	10,900	736,186

		9,744,768

Pharmaceuticals (5.4%)
Abbott Laboratories, Inc.	165,494	8,718,224
Acura Pharmaceuticals, Inc.*^	700	3,773
Adolor Corp.*	3,700	6,660
Akorn, Inc.*^	4,600	7,038
Allergan, Inc.	159,287	10,404,627
Ardea Biosciences, Inc.*^	1,200	21,912
Auxilium Pharmaceuticals, Inc.*^	5,100	158,916
Biodel, Inc.*	900	3,843
BioMimetic Therapeutics, Inc.*^	34,618	455,227
BMP Sunstone Corp.*	1,700	8,602
Bristol-Myers Squibb Co.	108,326	2,892,304
Cadence Pharmaceuticals, Inc.*^	2,900	26,477
Caraco Pharmaceutical Laboratories Ltd.*	900	5,391
Cypress Bioscience, Inc.*^	2,500	12,250
Depomed, Inc.*^	4,100	14,555
Discovery Laboratories, Inc.*	7,800	4,056
Durect Corp.*	6,600	19,866
Eli Lilly and Co.^	58,927	2,134,336
Forest Laboratories, Inc.*	334,545	10,491,331
Impax Laboratories, Inc.*	5,689	101,719
Inspire Pharmaceuticals, Inc.*^	8,100	50,544
ISTA Pharmaceuticals, Inc.*^	4,300	17,501
Javelin Pharmaceuticals, Inc.*	4,000	5,160
Johnson & Johnson	317,051	20,671,725
KV Pharmaceutical Co., Class A*^	2,700	4,752
MAP Pharmaceuticals, Inc.*^	600	9,534
Medicines Co.*	4,200	32,928
Medicis Pharmaceutical Corp., Class A^	672	16,908
Merck & Co., Inc.	304,088	11,357,687
MiddleBrook Pharmaceuticals, Inc.*	2,900	870
Mylan, Inc.*^	23,365	530,619
Nektar Therapeutics*	10,926	166,184
Obagi Medical Products, Inc.*^	1,400	17,052
Optimer Pharmaceuticals, Inc.*^	3,700	45,436
Pain Therapeutics, Inc.*	2,800	17,556
Perrigo Co.^	9,100	534,352
Pozen, Inc.*	2,100	20,118
Questcor Pharmaceuticals, Inc.*^	4,100	33,743
Santarus, Inc.*	5,801	31,209
Sucampo Pharmaceuticals, Inc., Class A*^	700	2,499
Teva Pharmaceutical Industries Ltd. (ADR)^	32,700	2,062,716
Valeant Pharmaceuticals International*^	59,580	2,556,578
Vivus, Inc.*^	8,400	73,248
XenoPort, Inc.*	3,500	32,410

		73,782,436

Total Health Care		249,986,809

Industrials (11.1%)
Aerospace & Defense (3.7%)
AAR Corp.*^	700	17,374
Aerovironment, Inc.*	40,700	1,062,677
Alliant Techsystems, Inc.*	3,521	286,257
Applied Signal Technology, Inc.^	1,268	24,827
Argon ST, Inc.*	900	23,949
Ascent Solar Technologies, Inc.*^	600	2,310
BE Aerospace, Inc.*^	5,441	165,678
Boeing Co.^	6,837	496,435
Cubic Corp.^	1,439	51,804
DigitalGlobe, Inc.*	1,478	41,310
DynCorp International, Inc., Class A*	100	1,149
Esterline Technologies Corp.*^	816	40,335
GenCorp, Inc.*^	4,600	26,496
General Dynamics Corp.	94,013	7,257,804
GeoEye, Inc.*	1,673	49,354
Goodrich Corp.	149,616	10,550,920
HEICO Corp.^	2,800	144,368
Hexcel Corp.*	11,400	164,616
Honeywell International, Inc.	82,324	3,726,807
L-3 Communications Holdings, Inc.	85,815	7,863,228
LMI Aerospace, Inc.*	400	7,432
Lockheed Martin Corp.	35,121	2,922,770
Northrop Grumman Corp.^	4,456	292,180
Orbital Sciences Corp.*^	6,800	129,268
Precision Castparts Corp.^	15,596	1,976,169
Raytheon Co.	33,628	1,920,831
Rockwell Collins, Inc.	17,289	1,082,119
Spirit AeroSystems Holdings, Inc.,
Class A*^	3,146	73,554
Stanley, Inc.*	1,400	39,606
Taser International, Inc.*	5,100	29,886

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Teledyne Technologies, Inc.*	1,000	$41,270
TransDigm Group, Inc.	4,572	242,499
United Technologies Corp.	140,331	10,329,765

		51,085,047

Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.	18,611	1,039,424
Dynamex, Inc.*	300	5,160
Expeditors International of Washington, Inc.^	151,933	5,609,366
FedEx Corp.	58,602	5,473,427
Forward Air Corp.^	1,173	30,850
Hub Group, Inc., Class A*^	1,900	53,162
United Parcel Service, Inc., Class B	76,261	4,911,971
UTi Worldwide, Inc.	10,900	166,988

		17,290,348

Airlines (0.3%)
AirTran Holdings, Inc.*^	14,464	73,477
Allegiant Travel Co.*	1,415	81,872
AMR Corp.*^	31,668	288,495
Continental Airlines, Inc., Class B*^	61,263	1,345,948
Delta Air Lines, Inc.*	86,641	1,264,092
Hawaiian Holdings, Inc.*^	6,400	47,168
Southwest Airlines Co.	26,780	354,032
UAL Corp.*^	13,350	260,993

		3,716,077

Building Products (0.1%)
AAON, Inc.^	1,100	24,882
Armstrong World Industries, Inc.*	1,000	36,310
Lennox International, Inc.	5,400	239,328
Masco Corp.	19,775	306,908
Owens Corning, Inc.*	4,548	115,701
Quanex Building Products Corp.^	1,900	31,407
Simpson Manufacturing Co., Inc.^	3,592	99,714
Trex Co., Inc.*^	1,900	40,451

		894,701

Commercial Services & Supplies (0.4%)
ABM Industries, Inc.	1,120	23,744
American Reprographics Co.*^	3,000	26,910
APAC Customer Services, Inc.*^	4,100	23,575
ATC Technology Corp.*	1,539	26,409
Avery Dennison Corp.	1,945	70,817
Brink’s Co.	5,390	152,160
Cenveo, Inc.*	3,900	33,774
Cintas Corp.	2,202	61,854
Clean Harbors, Inc.*^	2,400	133,344
Copart, Inc.*	7,669	273,016
Corrections Corp. of America*	1,111	22,065
Deluxe Corp.^	3,500	67,970
EnerNOC, Inc.*	1,185	35,171
Fuel Tech, Inc.*	1,500	12,030
GEO Group, Inc.*^	4,800	95,136
Healthcare Services Group, Inc.^	5,200	116,428
Herman Miller, Inc.^	6,632	119,774
HNI Corp.	3,994	106,360
Innerworkings, Inc.*	2,600	13,520
Interface, Inc., Class A	4,300	49,794
Iron Mountain, Inc.	19,593	536,848
Knoll, Inc.	6,000	67,500
Mine Safety Appliances Co.	2,266	63,357
Mobile Mini, Inc.*	777	12,036
Multi-Color Corp.	800	9,584
R.R. Donnelley & Sons Co.	6,310	134,719
Republic Services, Inc.	11,734	340,521
Standard Parking Corp.*	500	8,210
Standard Register Co.^	400	2,140
Stericycle, Inc.*^	9,200	501,400
Sykes Enterprises, Inc.*	4,302	98,258
Team, Inc.*	1,500	24,885
Tetra Tech, Inc.*	7,100	163,584
U.S. Ecology, Inc.^	1,300	20,930
Waste Connections, Inc.*	6,871	233,339
Waste Management, Inc.	48,666	1,675,570

		5,356,732

Construction & Engineering (0.8%)
Aecom Technology Corp.*	11,000	312,070
EMCOR Group, Inc.*	2,100	51,723
Fluor Corp.^	59,375	2,761,531
Furmanite Corp.*	2,200	11,418
Granite Construction, Inc.	514	15,533
Great Lakes Dredge & Dock Corp.	3,935	20,659
Jacobs Engineering Group, Inc.*	14,038	634,377
MasTec, Inc.*^	2,300	29,003
Michael Baker Corp.*	767	26,446
MYR Group, Inc.*	1,650	26,912
Orion Marine Group, Inc.*	3,400	61,370
Pike Electric Corp.*	400	3,728
Quanta Services, Inc.*	235,750	4,516,970
Shaw Group, Inc.*^	56,164	1,933,165
Sterling Construction Co., Inc.*	600	9,432
URS Corp.*	1,305	64,741

		10,479,078

Electrical Equipment (0.7%)
A123 Systems, Inc.*^	66,400	912,336
ABB Ltd. (ADR)*	43,100	941,304
Acuity Brands, Inc.^	3,900	164,619
Advanced Battery Technologies, Inc.*	3,600	14,040
AMETEK, Inc.	12,307	510,248
AZZ, Inc.	1,149	38,894
Baldor Electric Co.^	30,946	1,157,380
Broadwind Energy, Inc.*	3,167	14,157
Emerson Electric Co.	82,097	4,132,763
Ener1, Inc.*^	3,300	15,609
Energy Conversion Devices, Inc.*^	3,700	28,971
Evergreen Solar, Inc.*^	11,600	13,108
First Solar, Inc.*^	5,667	695,058
FuelCell Energy, Inc.*^	5,600	15,792
GrafTech International Ltd.*^	5,547	75,828
GT Solar International, Inc.*^	1,700	8,891
Harbin Electric, Inc.*^	2,100	45,339
Hubbell, Inc., Class B^	558	28,140
II-VI, Inc.*^	2,200	74,448
LaBarge, Inc.*^	900	9,945
Microvision, Inc.*^	5,500	15,510
Polypore International, Inc.*^	1,300	22,698
Powell Industries, Inc.*	600	19,518
PowerSecure International, Inc.*	1,400	11,032
Rockwell Automation, Inc.	1,700	95,812
Roper Industries, Inc.	8,372	484,236
Thomas & Betts Corp.*	1,560	61,214
Ultralife Corp.*	1,000	4,010
Valence Technology, Inc.*^	3,300	2,805
Vicor Corp.*^	1,600	22,096
Woodward Governor Co.	5,700	182,286

		9,818,087

Industrial Conglomerates (1.0%)
3M Co.	76,011	6,352,239
Carlisle Cos., Inc.	1,575	60,008
McDermott International, Inc.*	24,928	671,062
Raven Industries, Inc.^	1,300	38,337

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Tyco International Ltd.	167,685	$6,413,951

		13,535,597

Machinery (1.2%)
3D Systems Corp.*	1,300	17,745
Actuant Corp., Class A^	3,923	76,695
Ampco-Pittsburgh Corp.	500	12,410
Badger Meter, Inc.^	1,800	69,318
Bucyrus International, Inc.^	2,130	140,559
Caterpillar, Inc.	33,251	2,089,825
Chart Industries, Inc.*	2,300	46,000
China Fire & Security Group, Inc.*^	1,100	14,267
CLARCOR, Inc.	2,298	79,258
Colfax Corp.*^	1,700	20,009
Crane Co.^	2,343	83,177
Cummins, Inc.	28,934	1,792,461
Danaher Corp.^	17,699	1,414,327
Deere & Co.	11,367	675,882
Donaldson Co., Inc.^	8,300	374,496
Dover Corp.	14,341	670,442
Dynamic Materials Corp.	1,000	15,620
Energy Recovery, Inc.*^	3,468	21,848
ESCO Technologies, Inc.^	3,100	98,611
Flow International Corp.*^	3,100	9,331
Flowserve Corp.	6,093	671,875
Force Protection, Inc.*	6,450	38,829
Gorman-Rupp Co.^	1,200	30,528
Graco, Inc.^	3,310	105,920
Graham Corp.^	800	14,392
Joy Global, Inc.	10,183	576,358
K-Tron International, Inc.*	200	29,994
Lindsay Corp.	1,000	41,410
Met-Pro Corp.^	1,200	11,760
Middleby Corp.*^	2,000	115,180
Navistar International Corp.*^	7,399	330,957
Nordson Corp.^	1,360	92,371
Omega Flex, Inc.^	300	3,150
PACCAR, Inc.	37,118	1,608,694
Pall Corp.	122,545	4,961,847
Pentair, Inc.	3,275	116,655
PMFG, Inc.*^	1,100	14,553
RBC Bearings, Inc.*	1,800	57,366
Robbins & Myers, Inc.^	166	3,954
Sauer-Danfoss, Inc.*	800	10,624
Snap-On, Inc.	1,476	63,970
Sun Hydraulics Corp.^	900	23,382
Tennant Co.^	2,300	62,997
WABCO Holdings, Inc.*	5,500	164,560
Wabtec Corp.^	5,665	238,610

		17,112,217

Marine (0.0%)
Kirby Corp.*^	937	35,747

Professional Services (0.3%)
Acacia Research Corp.- Acacia Technologies*^	3,307	35,815
Administaff, Inc.	2,600	55,484
Advisory Board Co.*^	1,300	40,950
CBIZ, Inc.*^	3,600	23,652
CDI Corp.^	100	1,466
Corporate Executive Board Co.	4,100	109,019
CoStar Group, Inc.*^	2,400	99,648
CRA International, Inc.*^	600	13,752
Diamond Management & Technology Consultants, Inc.^	3,600	28,260
Dun & Bradstreet Corp.	6,049	450,167
Equifax, Inc.	11,209	401,282
Exponent, Inc.*^	1,800	51,336
FTI Consulting, Inc.*	5,900	231,988
Hill International, Inc.*^	1,900	11,077
Huron Consulting Group, Inc.*	2,700	54,810
ICF International, Inc.*	909	22,579
IHS, Inc., Class A*^	5,530	295,689
Korn/Ferry International*	300	5,295
Manpower, Inc.	14,000	799,680
Navigant Consulting, Inc.*	6,100	73,993
Odyssey Marine Exploration, Inc.*^	3,400	4,454
Resources Connection, Inc.*^	5,400	103,518
Robert Half International, Inc.^	16,512	502,460
Verisk Analytics, Inc., Class A*	7,600	214,320
VSE Corp.^	300	12,348

		3,643,042

Road & Rail (1.3%)
Avis Budget Group, Inc.*^	6,628	76,222
Celadon Group, Inc.*	2,003	27,922
Con-way, Inc.^	1,920	67,430
CSX Corp.	8,100	412,290
Genesee & Wyoming, Inc., Class A*^	4,431	151,186
Heartland Express, Inc.^	2,800	46,200
J.B. Hunt Transport Services, Inc.^	10,123	363,213
Kansas City Southern*^	4,925	178,137
Landstar System, Inc.	5,900	247,682
Marten Transport Ltd.*	1,496	29,486
Norfolk Southern Corp.	88,601	4,951,910
Old Dominion Freight Line, Inc.*	381	12,722
Union Pacific Corp.	153,203	11,229,780

		17,794,180

Trading Companies & Distributors (0.1%)
Beacon Roofing Supply, Inc.*	3,481	66,591
Fastenal Co.^	15,004	720,042
GATX Corp.^	1,898	54,378
Houston Wire & Cable Co.^	1,400	16,212
Kaman Corp.	2,098	52,471
MSC Industrial Direct Co., Class A	5,000	253,600
RSC Holdings, Inc.*	3,900	31,044
TAL International Group, Inc.^	300	5,994
Titan Machinery, Inc.*	600	8,214
W.W. Grainger, Inc.	6,702	724,620
Watsco, Inc.^	2,845	161,824
WESCO International, Inc.*^	2,700	93,717

		2,188,707

Total Industrials		152,949,560

Information Technology (28.6%)
Communications Equipment (4.8%)
3Com Corp.*	36,974	284,330
Acme Packet, Inc.*^	4,800	92,544
ADC Telecommunications, Inc.*^	3,000	21,930
ADTRAN, Inc.^	5,144	135,544
Airvana, Inc.*	1,800	13,788
Anaren, Inc.*^	1,339	19,067
Arris Group, Inc.*	27,371	328,726
Aruba Networks, Inc.*^	7,300	99,718
BigBand Networks, Inc.*	2,700	9,531
Blue Coat Systems, Inc.*^	4,600	142,784
Brocade Communications Systems, Inc.*	16,196	92,479
Ciena Corp.*	836	12,741
Cisco Systems, Inc.*	1,176,812	30,632,416
Comtech Telecommunications Corp.*^	3,300	105,567

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
DG FastChannel, Inc.*^	2,500	$79,875
Digi International, Inc.*	400	4,256
EMS Technologies, Inc.*	1,269	21,065
Emulex Corp.*	9,263	123,013
F5 Networks, Inc.*	9,000	553,590
Harmonic, Inc.*^	6,860	43,287
Harris Corp.	11,269	535,165
Hughes Communications, Inc.*	600	16,710
Infinera Corp.*^	10,300	87,756
InterDigital, Inc.*^	5,200	144,872
Ixia*^	2,100	19,467
JDS Uniphase Corp.*^	13,400	167,902
Juniper Networks, Inc.*	133,792	4,104,739
Loral Space & Communications, Inc.*^	1,058	37,157
Motorola, Inc.*^	17,397	122,127
NETGEAR, Inc.*^	500	13,050
Nokia Oyj (ADR)	549,830	8,544,358
Oplink Communications, Inc.*	600	11,124
Opnext, Inc.*	900	2,124
Parkervision, Inc.*^	1,900	3,230
PC-Tel, Inc.*	1,000	6,180
Plantronics, Inc.^	5,089	159,184
Polycom, Inc.*	4,008	122,565
QUALCOMM, Inc.	438,649	18,418,871
ShoreTel, Inc.*^	3,000	19,830
Tekelec*	2,126	38,608
ViaSat, Inc.*^	2,361	81,714

		65,472,984

Computers & Peripherals (7.2%)
3PAR, Inc.*^	2,200	22,000
Apple, Inc.*	179,335	42,131,172
Compellent Technologies, Inc.*^	1,100	19,305
Cray, Inc.*^	3,600	21,420
Dell, Inc.*	189,805	2,848,973
EMC Corp.*^	474,709	8,563,750
Hewlett-Packard Co.	198,959	10,574,671
Immersion Corp.*	1,200	6,000
Intermec, Inc.*^	7,500	106,350
International Business Machines Corp.	141,505	18,148,016
Isilon Systems, Inc.*^	2,000	17,220
NCR Corp.*	18,360	253,368
NetApp, Inc.*^	99,415	3,236,952
Netezza Corp.*^	5,700	72,903
Novatel Wireless, Inc.*^	3,014	20,284
QLogic Corp.*	13,876	281,683
Quantum Corp.*	28,800	75,744
SanDisk Corp.*^	188,651	6,532,984
Seagate Technology*^	264,702	4,833,459
Silicon Graphics International Corp.*	300	3,207
STEC, Inc.*^	3,341	40,025
Stratasys, Inc.*	1,700	41,446
Super Micro Computer, Inc.*	1,600	27,648
Synaptics, Inc.*^	4,200	115,962
Teradata Corp.*	15,285	441,584
Western Digital Corp.*	22,288	869,009

		99,305,135

Electronic Equipment, Instruments & Components (1.1%)
Agilent Technologies, Inc.*^	37,526	1,290,519
Amphenol Corp., Class A	18,660	787,265
Anixter International, Inc.*^	200	9,370
Arrow Electronics, Inc.*	5,793	174,543
Avnet, Inc.*	5,981	179,430
AVX Corp.	300	4,260
Benchmark Electronics, Inc.*	1,000	20,740
Brightpoint, Inc.*	4,906	36,942
Checkpoint Systems, Inc.*^	1,400	30,968
China Security & Surveillance Technology, Inc.*^	2,300	17,687
Cogent, Inc.*^	4,007	40,871
Cognex Corp.^	607	11,224
Comverge, Inc.*^	1,700	19,227
Corning, Inc.	146,143	2,953,550
CPI International, Inc.*^	100	1,326
Daktronics, Inc.^	2,700	20,574
Dolby Laboratories, Inc., Class A*^	46,900	2,751,623
DTS, Inc.*	1,400	47,656
Echelon Corp.*^	2,400	21,528
FARO Technologies, Inc.*	1,400	36,050
FLIR Systems, Inc.*	16,288	459,322
ICx Technologies, Inc.*	600	4,182
IPG Photonics Corp.*	1,600	23,680
Itron, Inc.*^	4,200	304,794
L-1 Identity Solutions, Inc.*^	5,509	49,195
Maxwell Technologies, Inc.*	1,500	18,585
Molex, Inc.	958	19,984
MTS Systems Corp.^	500	14,515
Multi-Fineline Electronix, Inc.*	1,300	33,488
OSI Systems, Inc.*^	1,000	28,050
Park Electrochemical Corp.	1,300	37,362
PC Mall, Inc.*	700	3,542
Plexus Corp.*^	1,118	40,282
Power-One, Inc.*^	400	1,688
RadiSys Corp.*	2,432	21,791
Rofin-Sinar Technologies, Inc.*	1,083	24,498
Scansource, Inc.*	130	3,741
Trimble Navigation Ltd.*	13,900	399,208
Tyco Electronics Ltd.	177,980	4,890,890
Universal Display Corp.*^	2,300	27,071
Vishay Intertechnology, Inc.*^	3,967	40,583

		14,901,804

Internet Software & Services (3.6%)
Akamai Technologies, Inc.*^	19,719	619,374
Art Technology Group, Inc.*^	10,500	46,305
Baidu, Inc. (ADR)*	11,231	6,704,907
comScore, Inc.*	1,500	25,035
Constant Contact, Inc.*^	2,900	67,338
DealerTrack Holdings, Inc.*	4,700	80,276
Dice Holdings, Inc.*^	1,300	9,880
Digital River, Inc.*	3,675	111,353
DivX, Inc.*	2,200	15,752
EarthLink, Inc.^	1,109	9,471
eBay, Inc.*	28,736	774,435
Equinix, Inc.*^	16,683	1,623,923
Google, Inc., Class A*	44,836	25,422,460
GSI Commerce, Inc.*^	34,200	946,314
IAC/InterActiveCorp*	5,007	113,859
InfoSpace, Inc.*	1,600	17,680
Innodata Isogen, Inc.*^	3,200	12,960
Internet Brands, Inc., Class A*^	800	7,376
Internet Capital Group, Inc.*^	1,900	16,055
j2 Global Communications, Inc.*^	4,900	114,660
Keynote Systems, Inc.	200	2,278
Knot, Inc.*^	2,300	17,986
Limelight Networks, Inc.*^	1,300	4,758
Liquidity Services, Inc.*	1,200	13,848
LivePerson, Inc.*	5,500	42,185
LoopNet, Inc.*	2,400	26,976
Marchex, Inc., Class B^	1,900	9,709

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
MercadoLibre, Inc.*^	45,000	$2,169,450
Monster Worldwide, Inc.*^	8,538	141,816
Move, Inc.*	897,870	1,876,548
NIC, Inc.^	6,200	48,794
Rackspace Hosting, Inc.*^	310,230	5,810,608
RealNetworks, Inc.*	2,800	13,524
SAVVIS, Inc.*	4,400	72,600
Stamps.com, Inc.*	1,100	11,110
support.com, Inc.*^	2,600	8,502
Switch & Data Facilities Co., Inc.*	1,700	30,192
Terremark Worldwide, Inc.*^	4,300	30,143
ValueClick, Inc.*	10,100	102,414
VeriSign, Inc.*^	22,000	572,220
Vocus, Inc.*	1,300	22,165
WebMD Health Corp.*	5,900	273,642
Yahoo!, Inc.*	122,590	2,026,413
Zix Corp.*^	9,600	22,176

		50,089,470

IT Services (2.7%)
Acxiom Corp.*	5,056	90,705
Alliance Data Systems Corp.*^	5,980	382,660
Amdocs Ltd.*	3,325	100,116
Automatic Data Processing, Inc.	55,494	2,467,818
Broadridge Financial Solutions, Inc.	10,269	219,551
CACI International, Inc., Class A*	500	24,425
Cass Information Systems, Inc.^	500	15,575
China Information Security Technology, Inc.*	1,900	9,595
Cognizant Technology Solutions Corp., Class A*	32,064	1,634,623
Convergys Corp.*	2,000	24,520
CSG Systems International, Inc.*	1,500	31,440
Cybersource Corp.*^	8,200	144,648
DST Systems, Inc.	3,900	161,655
Euronet Worldwide, Inc.*	5,013	92,390
ExlService Holdings, Inc.*	1,200	20,016
Fidelity National Information Services, Inc.	20,934	490,693
Fiserv, Inc.*	16,957	860,737
Forrester Research, Inc.*	1,300	39,091
Gartner, Inc.*^	7,000	155,680
Genpact Ltd.*^	7,600	127,452
Global Cash Access Holdings, Inc.*	2,000	16,340
Global Payments, Inc.	9,200	419,060
Hackett Group, Inc.*^	3,300	9,174
Heartland Payment Systems, Inc.^	4,700	87,420
Hewitt Associates, Inc., Class A*	9,559	380,257
iGATE Corp.	1,800	17,514
Integral Systems, Inc.*^	1,400	13,482
Lender Processing Services, Inc.	10,337	390,222
Lionbridge Technologies, Inc.*^	9,400	34,122
ManTech International Corp., Class A*	2,100	102,543
Mastercard, Inc., Class A^	33,968	8,627,872
MAXIMUS, Inc.	1,465	89,262
MoneyGram International, Inc.*^	10,300	39,243
NCI, Inc., Class A*	500	15,115
Online Resources Corp.*	2,300	9,269
Paychex, Inc.^	220,722	6,776,165
RightNow Technologies, Inc.*	2,300	41,078
SAIC, Inc.*	32,036	567,037
Sapient Corp	10,200	93,228
SRA International, Inc., Class A*	1,600	33,264
Syntel, Inc.	1,600	61,552
TeleTech Holdings, Inc.*	3,000	51,240
TNS, Inc.*^	3,200	71,360
VeriFone Holdings, Inc.*	8,470	171,179
Virtusa Corp.*	500	5,155
Visa, Inc., Class A	111,034	10,107,425
Western Union Co.	77,059	1,306,921
Wright Express Corp.*	4,500	135,540

		36,765,429

Office Electronics (0.0%)
Xerox Corp.	31,327	305,438

Semiconductors & Semiconductor Equipment (3.3%)
Actel Corp.*	100	1,385
Advanced Analogic Technologies, Inc.*^	3,700	12,913
Advanced Energy Industries, Inc.*	2,654	43,950
Advanced Micro Devices, Inc.*^	34,381	318,712
Altera Corp.	31,874	774,857
Amkor Technology, Inc.*^	13,437	95,000
ANADIGICS, Inc.*	5,100	24,786
Analog Devices, Inc.	31,999	922,211
Applied Micro Circuits Corp.*^	6,142	53,005
Atheros Communications, Inc.*^	7,578	293,344
ATMI, Inc.*	782	15,100
Broadcom Corp., Class A	261,751	8,684,898
Cabot Microelectronics Corp.*	212	8,020
Cavium Networks, Inc.*^	4,400	109,384
CEVA, Inc.*	1,200	13,992
Cirrus Logic, Inc.*^	9,000	75,510
Cree, Inc.*^	66,130	4,643,649
Diodes, Inc.*	3,900	87,360
DSP Group, Inc.*^	24,930	207,667
Entropic Communications, Inc.*	700	3,556
Exar Corp.*	300	2,115
FEI Co.*^	4,106	94,068
FormFactor, Inc.*^	5,551	98,586
Hittite Microwave Corp.*^	2,600	114,322
Integrated Device Technology, Inc.*	2,978	18,255
Intel Corp.	487,863	10,859,830
International Rectifier Corp.*^	2,977	68,173
Intersil Corp., Class A	7,372	108,811
IXYS Corp.*	1,500	12,810
Kopin Corp.*^	6,811	25,201
Kulicke & Soffa Industries, Inc.*	8,700	63,075
Lam Research Corp.*	36,499	1,362,143
Lattice Semiconductor Corp.*^	4,700	17,249
Linear Technology Corp.^	24,242	685,564
Marvell Technology Group Ltd.*	50,600	1,031,228
Maxim Integrated Products, Inc.^	27,786	538,771
MEMC Electronic Materials, Inc.*	25,200	386,316
Micrel, Inc.	427	4,552
Microchip Technology, Inc.^	18,081	509,161
Micron Technology, Inc.*^	17,594	182,802
Microsemi Corp.*	9,700	168,198
Microtune, Inc.*	4,400	12,012
MIPS Technologies, Inc.*^	6,400	28,544
Monolithic Power Systems, Inc.*^	4,055	90,426
National Semiconductor Corp.	24,900	359,805
Netlogic Microsystems, Inc.*^	74,506	2,192,712
Novellus Systems, Inc.*	6,950	173,750
NVE Corp.*	400	18,120
NVIDIA Corp.*^	60,760	1,056,009
ON Semiconductor Corp.*^	48,465	387,720
PLX Technology, Inc.*	2,200	11,594
Power Integrations, Inc.	2,800	115,360
Rambus, Inc.*^	12,300	268,755

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
RF Micro Devices, Inc.*^	29,036	$144,599
Rubicon Technology, Inc.*	1,100	22,220
Rudolph Technologies, Inc.*	300	2,571
Semtech Corp.*^	7,300	127,239
Sigma Designs, Inc.*^	1,800	21,114
Silicon Laboratories, Inc.*	33,861	1,614,154
Skyworks Solutions, Inc.*^	19,294	300,986
Standard Microsystems Corp.*	26,400	614,592
Supertex, Inc.*	900	23,031
Techwell, Inc.*	1,200	22,440
Teradyne, Inc.*^	18,500	206,645
Tessera Technologies, Inc.*	5,600	113,568
Texas Instruments, Inc.	139,107	3,403,948
Trident Microsystems, Inc.*^	2,000	3,480
TriQuint Semiconductor, Inc.*	7,870	55,090
Ultratech, Inc.*^	1,900	25,840
Varian Semiconductor Equipment Associates, Inc.*	8,500	281,520
Veeco Instruments, Inc.*^	2,300	100,050
Volterra Semiconductor Corp.*^	2,100	52,710
Xilinx, Inc.	29,900	762,450
Zoran Corp.*^	3,685	39,651

		45,393,234

Software (5.9%)
ACI Worldwide, Inc.*^	4,400	90,684
Activision Blizzard, Inc.	36,794	443,736
Actuate Corp.*^	4,900	27,391
Adobe Systems, Inc.*	57,528	2,034,765
Advent Software, Inc.*^	1,400	62,650
American Software, Inc., Class A^	1,200	6,972
ANSYS, Inc.*	10,041	433,169
ArcSight, Inc.*^	1,794	50,501
AsiaInfo Holdings, Inc.*^	2,800	74,144
Autodesk, Inc.*	237,811	6,996,400
Blackbaud, Inc.	5,000	125,950
BMC Software, Inc.*	20,212	768,056
Bottomline Technologies, Inc.*	2,617	44,044
CA, Inc.	32,983	774,111
Callidus Software, Inc.*	2,400	8,712
Chordiant Software, Inc.*	2,400	12,168
Citrix Systems, Inc.*^	19,732	936,678
CommVault Systems, Inc.*	5,000	106,750
Deltek, Inc.*	1,306	9,978
DemandTec, Inc.*^	1,700	11,815
Double-Take Software, Inc.*^	1,400	12,474
Ebix, Inc.*^	1,500	23,955
Electronic Arts, Inc.*	36,711	685,027
EPIQ Systems, Inc.*^	3,002	37,315
FactSet Research Systems, Inc.^	4,800	352,176
FalconStor Software, Inc.*^	3,100	10,788
Informatica Corp.*^	10,000	268,600
Interactive Intelligence, Inc.*^	1,100	20,559
Intuit, Inc.*	35,467	1,217,937
Jack Henry & Associates, Inc.	9,701	233,406
JDA Software Group, Inc.*^	2,324	64,654
Kenexa Corp.*	2,900	39,875
Lawson Software, Inc.*^	4,734	31,292
Manhattan Associates, Inc.*^	2,000	50,960
McAfee, Inc.*	16,942	679,882
Mentor Graphics Corp.*^	500	4,010
MICROS Systems, Inc.*^	9,300	305,784
Microsoft Corp.#	1,097,506	32,124,001
MicroStrategy, Inc., Class A*	1,100	93,577
NetScout Systems, Inc.*	2,000	29,580
NetSuite, Inc.*^	2,200	31,988
Novell, Inc.*	18,900	113,211
Nuance Communications, Inc.*^	350,312	5,829,192
Opnet Technologies, Inc.	1,000	16,120
Oracle Corp.	409,197	10,512,271
Parametric Technology Corp.*	13,400	241,870
Pegasystems, Inc.^	1,900	70,300
Phoenix Technologies Ltd.*^	2,200	7,084
Progress Software Corp.*	4,900	154,007
PROS Holdings, Inc.*	1,000	9,880
QAD, Inc.*	1,016	5,334
Radiant Systems, Inc.*	2,200	31,394
Red Hat, Inc.*	203,625	5,960,104
Renaissance Learning, Inc.^	800	12,984
Rosetta Stone, Inc.*	689	16,384
Rovi Corp.*^	8,111	301,161
S1 Corp.*	6,900	40,710
Salesforce.com, Inc.*	42,746	3,182,440
Smith Micro Software, Inc.*^	2,100	18,564
SolarWinds, Inc.*^	1,326	28,721
Solera Holdings, Inc.	7,945	307,074
SonicWALL, Inc.*	500	4,345
Sourcefire, Inc.*^	2,800	64,260
SuccessFactors, Inc.*^	57,000	1,085,280
Sybase, Inc.*^	9,560	445,687
Symantec Corp.*^	90,130	1,525,000
Symyx Technologies, Inc.*^	1,400	6,286
Synchronoss Technologies, Inc.*^	1,700	32,929
Synopsys, Inc.*^	10,461	234,013
Take-Two Interactive Software, Inc.*^	890	8,766
Taleo Corp., Class A*	3,700	95,867
TeleCommunication Systems, Inc., Class A*	2,700	19,791
THQ, Inc.*^	3,700	25,937
TIBCO Software, Inc.*	6,047	65,247
Tyler Technologies, Inc.*	3,100	58,094
Unica Corp.*^	1,100	9,779
VASCO Data Security International, Inc.*^	2,200	18,150
VMware, Inc., Class A*	25,185	1,342,360
Websense, Inc.*^	5,300	120,681

		81,357,791

Total Information Technology		393,591,285

Materials (4.9%)
Chemicals (3.1%)
Air Products & Chemicals, Inc.	21,824	1,613,885
Albemarle Corp.^	449	19,141
Arch Chemicals, Inc.^	700	24,073
Ashland, Inc.	500	26,385
Balchem Corp.	2,250	55,463
Calgon Carbon Corp.*^	6,600	112,992
Celanese Corp., Class A	15,624	497,624
CF Industries Holdings, Inc.	4,327	394,536
China Green Agriculture, Inc.*^	1,800	25,200
Dow Chemical Co.	466,716	13,800,792
E.I. du Pont de Nemours & Co.	32,858	1,223,632
Ecolab, Inc.	26,008	1,143,052
FMC Corp.^	7,116	430,803
Hawkins, Inc.^	891	21,562
International Flavors & Fragrances, Inc.	7,900	376,593
Koppers Holdings, Inc.^	1,245	35,258
Landec Corp.*	1,900	12,597
LSB Industries, Inc.*^	2,300	35,052

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Lubrizol Corp.	6,673	$612,048
Monsanto Co.	112,698	8,048,891
Mosaic Co.	17,268	1,049,376
Nalco Holding Co.	188,245	4,580,001
NewMarket Corp.	1,221	125,751
NL Industries, Inc.^	300	2,574
Omnova Solutions, Inc.*^	5,500	43,175
Potash Corp. of Saskatchewan, Inc.	24,666	2,943,887
Praxair, Inc.	34,056	2,826,648
Scotts Miracle-Gro Co., Class A	5,195	240,788
Sigma-Aldrich Corp.	13,311	714,268
Sociedad Quimica y Minera de Chile S.A. (ADR)	30,400	1,136,656
Stepan Co.^	673	37,614
Terra Industries, Inc.	7,869	360,085
Valhi, Inc.	200	3,936
W.R. Grace & Co.*	1,801	49,996
Zep, Inc.	1,700	37,196

		42,661,530

Construction Materials (0.0%)
Eagle Materials, Inc.^	5,074	134,664
United States Lime & Minerals, Inc.*^	100	3,867

		138,531

Containers & Packaging (0.1%)
AEP Industries, Inc.*	400	10,408
Ball Corp.	6,966	371,845
Bway Holding Co.*^	500	10,050
Crown Holdings, Inc.*	18,300	493,368
Owens-Illinois, Inc.*	14,947	531,216
Packaging Corp. of America	1,503	36,989
Pactiv Corp.*	12,444	313,340
Silgan Holdings, Inc.	1,700	102,391

		1,869,607

Metals & Mining (1.7%)
Agnico-Eagle Mines Ltd.	17,500	974,225
Alcoa, Inc.	49,858	709,978
Allied Nevada Gold Corp.*^	3,200	53,024
AMCOL International Corp.^	700	19,040
Barrick Gold Corp.	33,300	1,276,722
BHP Billiton plc (ADR)	123,875	8,476,766
Cliffs Natural Resources, Inc.	1,064	75,491
Compass Minerals International, Inc.^	2,100	168,483
Freeport-McMoRan Copper & Gold, Inc.	68,868	5,753,233
General Steel Holdings, Inc.*^	900	3,699
Newmont Mining Corp.	52,973	2,697,915
Nucor Corp.^	36,300	1,647,294
Royal Gold, Inc.	978	45,194
Schnitzer Steel Industries, Inc., Class A^	1,995	104,797
Southern Copper Corp.	14,654	464,092
Stillwater Mining Co.*^	900	11,682
Walter Energy, Inc.	6,100	562,847

		23,044,482

Paper & Forest Products (0.0%)
Clearwater Paper Corp.*^	300	14,775
Deltic Timber Corp.	900	39,645
Wausau Paper Corp.*	2,500	21,350

		75,770

Total Materials		67,789,920

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.1%)
AboveNet, Inc.*	1,150	58,340
Alaska Communications Systems Group, Inc.^	4,318	35,062
Cogent Communications Group, Inc.*	5,500	57,255
Consolidated Communications Holdings, Inc.^	700	13,272
Frontier Communications Corp.^	16,224	120,707
General Communication, Inc., Class A*^	2,638	15,221
Global Crossing Ltd.*	3,200	48,480
Iowa Telecommunications Services, Inc.	300	5,010
Neutral Tandem, Inc.*^	4,119	65,822
PAETEC Holding Corp.*^	15,900	74,412
tw telecom, Inc.*^	17,403	315,864
Windstream Corp.^	21,100	229,779

		1,039,224

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	43,988	1,874,329
Crown Castle International Corp.*	11,217	428,826
Leap Wireless International, Inc.*	5,457	89,276
MetroPCS Communications, Inc.*^	29,022	205,476
NII Holdings, Inc.*^	743	30,953
NTELOS Holdings Corp.^	3,800	67,602
SBA Communications Corp., Class A*^	13,200	476,124
Syniverse Holdings, Inc.*	6,781	132,026
USA Mobility, Inc.*^	2,066	26,176

		3,330,788

Total Telecommunication Services		4,370,012

Utilities (0.6%)
Electric Utilities (0.2%)
Allegheny Energy, Inc.	11,855	272,665
Exelon Corp.	6,548	286,868
FPL Group, Inc.	6,224	300,806
ITC Holdings Corp.^	21,220	1,167,100
NV Energy, Inc.	11,851	146,123
PPL Corp.	41,225	1,142,344

		3,315,906

Gas Utilities (0.1%)
EQT Corp.	14,284	585,644

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	59,053	649,583
Calpine Corp.*	128,926	1,532,930
Constellation Energy Group, Inc.	16,812	590,270
Ormat Technologies, Inc.^	2,400	67,536
U.S. Geothermal, Inc.*^	5,000	4,550

		2,844,869

Multi-Utilities (0.1%)
CenterPoint Energy, Inc.	36,577	525,246
Integrys Energy Group, Inc.	1,569	74,339

		599,585

Water Utilities (0.0%)
Cadiz, Inc.*	1,000	12,770

Total Utilities		7,358,774

Total Common Stocks (99.4%) (Cost $1,141,257,629)		1,367,224,510

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.3%)
Credit Suisse (USA) LLC, Repurchase Agreement
0.03%, 4/1/10 (u)	$26,963,544	$26,963,544
Lehman Brothers Holdings, Inc.
0.00%, 4/1/10 (h)(s)	5,499,964	1,264,992
Monumental Global Funding II
0.43%, 5/26/10 (l)	10,340,000	10,266,586
Pricoa Global Funding I
0.40%, 6/25/10 (l)	6,599,834	6,558,215

Total Short-Term Investments of Cash Collateral for Securities Loaned		45,053,337

Time Deposit (0.6%)
JPMorgan Chase Nassau
0.000%, 4/1/10	8,419,547	8,419,547

Total Short-Term Investments (3.9%) (Cost/Amortized Cost $57,822,889)		53,472,884

Total Investments (103.3%) (Cost/Amortized Cost $1,199,080,518)		1,420,697,394
Other Assets Less Liabilities (-3.3%)		(45,665,768)

Net Assets (100%)		$1,375,031,626

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $761,020.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.
(s)	Issuer in bankruptcy.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.000%-8.000%, maturing 4/1/12 to 4/1/40, which had a total value of $27,502,815.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	3	June-10	$205,602	$203,130	$(2,472)
S&P 500 E-Mini Index	27	June-10	1,574,212	1,573,020	(1,192)

					$(3,664)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$165,206,929	$—	$—	$165,206,929
Consumer Staples	128,176,140	—	—	128,176,140
Energy	88,753,336	—	—	88,753,336
Financials	105,441,745	—	3,600,000	109,041,745
Health Care	249,986,809	—	—	249,986,809
Industrials	152,949,560	—	—	152,949,560
Information Technology	393,591,285	—	—	393,591,285
Materials	67,789,920	—	—	67,789,920
Telecommunication Services	4,370,012	—	—	4,370,012
Utilities	7,358,774	—	—	7,358,774
Short-Term Investments	—	53,472,884	—	53,472,884

Total Assets	$1,363,624,510	$53,472,884	$3,600,000	$1,420,697,394

Liabilities:
Futures	$(3,664)	$—	$—	$(3,664)

Total Liabilities	$(3,664)	$—	$—	$(3,664)

Total	$1,363,620,846	$53,472,884	$3,600,000	$1,420,693,730

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$2,700,030
Total gains or losses (realized/unrealized) included in earnings	900,000
Purchases, sales, issuances, and settlements (net)	(30)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/10	$3,600,000

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$899,970

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$92,587,635
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$118,792,466

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$263,256,488
Aggregate gross unrealized depreciation	(73,649,793)

Net unrealized appreciation	$189,606,695

Federal income tax cost of investments	$1,231,090,699

At March 31, 2010, the Portfolio had loaned securities with a total value of $47,930,516. This was secured by collateral of $49,403,342 which was received as cash and subsequently invested in short-term investments currently valued at $45,053,337, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $1,341,531,077 of which $197,479,160 expires in the year 2010, $67,203,341 expires in the year 2011, $5,225,109 expires in the year 2015, $741,643,309 expires in the year 2016, and $329,980,158 expires in the year 2017.

Included in the capital loss carryforward amounts at December 31, 2009 are $51,108,612 of losses acquired from the Multimanager Health Care Portfolio as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.9%)
Asset-Backed Securities (2.4%)
Aegis Asset Backed Securities Trust, Series 2006-1 A1
0.326%, 1/25/37(b)(l)	$194,378 $	189,296
AEP Texas Central Transition Funding LLC, Series 2002-1 A5
6.250%, 1/15/17	150,000	171,662
Ameriquest Mortgage Securities, Inc., Series 2004-R11 A1
0.549%, 11/25/34(b)(l)	747,871	592,401
Asset Backed Funding Certificates, Series 2006-OPT3 A3A
0.306%, 11/25/36(b)(l)	47,868	47,265
Bank of America Auto Trust, Series 2009-2A A2
1.160%, 2/15/12§	3,750,000	3,759,616
Series 2009-2A A3
2.130%, 9/15/13§	4,500,000	4,562,959
Bank of America Credit Card Trust, Series 2008-A5 A5
1.430%, 12/16/13(l)	3,900,000	3,940,510
Capital One Multi-Asset Execution Trust, Series 2005-A7 A7
4.700%, 6/15/15	750,000	799,837
Series 2007-A7 A7
5.750%, 7/15/20	125,000	139,173
Series 2009-A2 A2
3.200%, 4/15/14	500,000	512,927
Cendant Mortgage Corp., Series 2003-A A1
5.983%, 7/25/43(l)§	11,177	11,089
Chase Issuance Trust, Series 2007-A17 A
5.120%, 10/15/14	1,500,000	1,623,679
Series 2008-A9 A9
4.260%, 5/15/13	250,000	259,438
Series 2009-A2 A2
1.780%, 4/15/14(l)	9,800,000	10,040,430
Series 2009-A3 A3
2.400%, 6/17/13	495,000	503,838
Series 2009-A7 A7
0.680%, 9/17/12(l)	5,435,000	5,441,637
Citibank Credit Card Issuance Trust, Series 2003-A10 A10
4.750%, 12/10/15	200,000	215,491
Series 2003-A7 A7
4.150%, 7/7/17	600,000	625,146
Series 2005-A2 A2
4.850%, 3/10/17	125,000	134,633
Series 2005-A9 A9
5.100%, 11/20/17	250,000	271,478
Series 2006-A3 A3
5.300%, 3/15/18	500,000	547,251
Series 2007-A8 A8
5.650%, 9/20/19	325,000	360,981
Series 2008-A1 A1
5.350%, 2/7/20	250,000	272,318
Series 2009-A4 A4
4.900%, 6/23/16	250,000	270,597
Daimler Chrysler Auto Trust, Series 2006-D A4
4.940%, 2/8/12	2,474,150	2,516,735
Series 2007-A A4
5.280%, 3/8/13	200,000	210,207
Ford Credit Auto Owner Trust, Series 2007-B A4A
5.240%, 7/15/12	100,000	104,620
Series 2008-C A3
1.650%, 6/15/12(l)	11,248,709	11,315,504
Series 2009-E A2
0.800%, 3/15/12	15,200,000	15,212,526
Franklin Auto Trust, Series 2008-A A2
1.240%, 10/20/11(l)	2,420,204	2,421,753
GSAA Home Equity Trust, Series 2006-5 2A1
0.316%, 3/25/36(b)(l)	280,555	186,416
Mid-State Trust, Series 4 A
8.330%, 4/1/30	192,892	192,548
Nissan Auto Receivables Owner Trust, Series 2007-B A4
5.160%, 3/17/14	200,000	208,345
Series 2008-A A4
4.280%, 6/16/14	250,000	259,544
Series 2009-A A2
2.940%, 7/15/11	1,938,107	1,948,301
PG&E Energy Recovery Funding LLC, Series 2005-1 A5
4.470%, 12/25/14	250,000	266,836
Renaissance Home Equity Loan Trust, Series 2003-3 A
0.746%, 12/25/33(b)(l)	206,325	171,754
SLM Student Loan Trust, Series 2005-4 A2
0.329%, 4/26/21(l)	1,297,202	1,287,458
Series 2008-5 A2
1.349%, 10/25/16(l)	4,140,000	4,204,322
Series 2008-5 A3
1.549%, 1/25/18(l)	1,050,000	1,087,533
Series 2008-5 A4
1.949%, 7/25/23(l)	2,860,000	3,052,913
Series 2008-9 A
1.749%, 4/25/23(l)	17,769,866	18,394,436
Structured Asset Receivables Trust, Series 2003-2A CTFS
0.649%, 1/21/11(b)(l)§†	976	976
USAA Auto Owner Trust, Series 2008-1 A4
4.500%, 10/15/13	350,000	364,894
Wells Fargo Home Equity Trust, Series 2005-2 AII2
0.486%, 10/25/35(l)	59,808	58,376

		98,759,649

Non-Agency CMO (4.5%)
Banc of America Alternative Loan Trust, Series 2004-5 4A1
5.000%, 6/25/19	281,811	251,605
Banc of America Commercial Mortgage, Inc., Series 2001-1 A2
6.503%, 4/15/36	1,002,783	1,033,464
Series 2002-PB2 A4
6.186%, 6/11/35	1,590,000	1,675,691
Series 2005-1 A4
5.039%, 11/10/42(l)	700,000	722,504
Series 2006-6 A4
5.356%, 10/10/45	250,000	253,756

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-2 A2
5.634%, 4/10/49(l)	$1,000,000	$1,025,027
Series 2007-2 A4
5.689%, 4/10/49(l)	1,500,000	1,432,366
Series 2007-3 A4
5.658%, 6/10/49(l)	4,380,000	3,904,440
Banc of America Funding Corp., Series 2006-A 1A1
4.457%, 2/20/36(l)	1,416,059	1,305,262
Bank of America-First Union NB Commercial Mortgage, Series 2001-3 A2
5.464%, 4/11/37	544,565	561,759
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4 22A1
5.958%, 6/25/47(l)	636,652	502,289
Bear Stearns Commercial Mortgage Securities, Inc., Series 2000-WF2 A2
7.320%, 10/15/32(l)	547,130	553,156
Series 2003-T12 A4
4.680%, 8/13/39(l)	1,825,000	1,891,184
Series 2004-T16 A6
4.750%, 2/13/46(l)	1,340,000	1,352,037
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	600,000	602,923
Series 2006-PW14 A4
5.201%, 12/11/38	400,000	399,900
Series 2006-T24 A4
5.537%, 10/12/41	825,000	827,735
Series 2007-PW16 A4
5.719%, 6/11/40(l)	1,000,000	957,455
Chase Commercial Mortgage Securities Corp., Series 2000-3 A2
7.319%, 10/15/32	955,107	969,221
Citigroup Commercial Mortgage Trust, Inc., Series 2007-C6 A4
5.699%, 12/10/49(l)	500,000	486,027
Series 2008-C7 A4
6.095%, 12/10/49(l)	2,259,313	2,276,825
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1 1A1
2.720%, 10/25/35(l)	6,379,710	5,233,705
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A2B
5.205%, 12/11/49	300,000	299,979
Series 2007-CD5 A1
5.171%, 11/15/44	296,426	304,645
Citimortgage Alternative Loan Trust, Series 2007-A8 A1
6.000%, 10/25/37	2,327,586	1,608,548
Commercial Mortgage Pass Through Certificates, Series 2000-C1 A2
7.416%, 8/15/33(l)	407,163	406,882
Series 2005-LP5 A4
4.982%, 5/10/43(l)	1,400,000	1,433,057
Countrywide Alternative Loan Trust, Series 2003-J3 2A1
6.250%, 12/25/33	127,449	133,550
Series 2006-OA21 A1
0.430%, 3/20/47(l)^	1,121,044	594,065
Series 2006-OA6 1A2
0.456%, 7/25/46(l)	266,460	143,567
Series 2007-OH1 A1D
0.456%, 4/25/47(l)	429,094	216,796
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA5 2A1
0.446%, 4/25/46(l)	459,602	241,974
Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1
6.000%, 10/25/21	499,968	339,334
Series 2006-C4 A3
5.467%, 9/15/39	1,000,000	936,711
Series 2006-C5 A3
5.311%, 12/15/39	3,000,000	2,812,886
Series 2010-RR1 2A
5.695%, 9/17/40(l)§	4,800,000	4,659,884
Series 2010-RR1 3A
5.658%, 6/10/49(l)§	4,800,000	4,756,101
CS First Boston Mortgage Securities Corp., Series 2001-CK6 A3
6.387%, 8/15/36	481,085	504,370
Series 2002-CKS4 A2
5.183%, 11/15/36	1,525,000	1,591,931
Series 2002-CP3 A3
5.603%, 7/15/35	2,160,000	2,271,490
Series 2002-CP5 A2
4.940%, 12/15/35	2,065,000	2,148,329
Series 2003-C3 A5
3.936%, 5/15/38	2,220,000	2,249,847
Series 2004-C2 A1
3.819%, 5/15/36	388,508	388,633
Series 2004-C4 A6
4.691%, 10/15/39	600,000	609,355
Series 2004-C5 A4
4.829%, 11/15/37	1,000,000	1,004,968
CW Capital Cobalt Ltd., Series 2007-C3 A4
5.820%, 5/15/46(l)	567,500	501,295
Deutsche Alt-A Securities, Inc., Series 2006-OA1 A1
0.446%, 2/25/47(l)	243,396	131,224
DLJ Commercial Mortgage Corp., Series 2000-CKP1 A1B
7.180%, 11/10/33	874,841	883,146
EMF-NL B.V., Series 2008-1X A1
1.580%, 10/17/39(l)(m)†	925,065	1,185,783
Series 2008-1X A3
1.930%, 10/17/41(l)(m)†	500,000	455,390
Series 2008-2X A2
1.680%, 7/17/41(l)(m)†	1,200,000	1,141,511
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2 1A5
6.000%, 5/25/36	1,388,051	937,632
First Republic Mortgage Loan Trust, Series 2001-FRB1 A
0.580%, 11/15/31(l)	488,354	421,881
First Union National Bank Commercial Mortgage Trust, Series 2001-C4 A2
6.223%, 12/12/33	1,950,000	2,033,033
GE Capital Commercial Mortgage Corp., Series 2004-C3 A3
4.865%, 7/10/39(l)	600,000	612,924
Series 2007-C1 A4
5.543%, 12/10/49	1,500,000	1,369,709

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
GMAC Commercial Mortgage Securities, Inc., Series 2000-C2 A2
7.455%, 8/16/33(l)	$384,646	$385,802
Series 2000-C3 A2
6.957%, 9/15/35	1,414,712	1,441,711
Series 2002-C3 A2
4.930%, 7/10/39	2,075,000	2,159,033
Series 2004-C3 A5
4.864%, 12/10/41	700,000	700,837
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A4
4.755%, 6/10/36	355,000	359,285
Series 2005-GG3 A4
4.799%, 8/10/42(l)	1,333,000	1,360,312
Series 2006-GG7 A4
5.886%, 7/10/38(l)	1,250,000	1,283,980
Series 2007-GG9 A4
5.444%, 3/10/39	950,000	911,552
GS Mortgage Securities Corp. II, Series 2001-LIBA A2
6.615%, 2/14/16§	3,000,000	3,145,077
Series 2001-LIBA C
6.733%, 2/14/16§	2,200,000	2,308,608
Series 2004-GG2 A6
5.396%, 8/10/38(l)	1,027,000	1,070,972
Series 2005-GG4 A4
4.761%, 7/10/39	1,000,000	988,314
Series 2006-GG6 A4
5.553%, 4/10/38(l)	1,000,000	1,002,865
Series 2006-GG8 A2
5.479%, 11/10/39	750,000	761,007
GSR Mortgage Loan Trust, Series 2004-9 4A1
3.252%, 8/25/34(l)	1,078,485	974,902
Series 2005-AR4 6A1
5.250%, 7/25/35(l)	4,363,513	4,169,075
Series 2005-AR6 2A1
2.953%, 9/25/35(l)	1,513,341	1,400,795
Hilton Hotel Pool Trust, Series 2000-HLTA B
0.728%, 10/3/15(l)§	5,600,000	5,596,040
Series 2000-HLTA C
7.458%, 10/3/15§	3,000,000	3,098,265
Homebanc Mortgage Trust, Series 2005-4 A1
0.516%, 10/25/35(l)	712,707	517,613
Impac CMB Trust, Series 2003-8 2A1
1.146%, 10/25/33(b)(l)	152,115	118,559
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1 A3
5.857%, 10/12/35	1,600,000	1,661,296
Series 2001-CIB2 A3
6.429%, 4/15/35	395,000	408,801
Series 2001-CIBC A3
6.260%, 3/15/33	1,363,210	1,391,472
Series 2003-CB7 A2
4.128%, 1/12/38	1,064,428	1,071,946
Series 2003-CB7 A4
4.879%, 1/12/38(l)	2,500,000	2,605,871
Series 2004-CB8 A1A
4.158%, 1/12/39§	953,115	951,018
Series 2005-LDP1 A3
4.865%, 3/15/46	2,000,000	2,012,762
Series 2005-LDP3 A4B
4.996%, 8/15/42(l)	1,275,000	1,155,737
Series 2005-LDP4 A3A1
4.871%, 10/15/42	700,000	706,638
Series 2006-CB15 A4
5.814%, 6/12/43(l)	785,000	788,121
Series 2006-LDP9 A1S
5.284%, 5/15/47	1,380,754	1,425,489
Series 2007-CB18 A4
5.440%, 6/12/47	1,350,000	1,326,926
Series 2007-LD12 A2
5.827%, 2/15/51	1,000,000	1,032,317
JP Morgan Mortgage Trust, Series 2006-S2 2A2
5.875%, 7/25/36	213,862	185,531
Series 2007-A1 3A3
4.607%, 7/25/35(l)	1,029,546	920,511
Series 2007-S1 1A2
5.500%, 3/25/22	212,245	195,823
LB-UBS Commercial Mortgage Trust, Series 2002-C2 A4
5.594%, 6/15/31	2,089,000	2,196,124
Series 2003-C7 A2
4.064%, 9/15/27(l)	237,941	238,728
Series 2004-C2 A4
4.367%, 3/15/36	1,800,000	1,827,260
Series 2004-C7 A1A
4.475%, 10/15/29	1,904,984	1,916,357
Series 2004-C8 A4
4.510%, 12/15/29	1,300,000	1,321,664
Series 2005-C7 A4
5.197%, 11/15/30(l)	300,000	309,560
Series 2007-C1 A4
5.424%, 2/15/40	4,000,000	3,854,240
Series 2007-C6 A4
5.858%, 7/15/40(l)	1,500,000	1,462,870
Series 2007-C7 A3
5.866%, 9/15/45(l)	3,940,000	3,931,167
MASTR Alternative Loans Trust, Series 2004-4 1A1
5.500%, 5/25/34	770,444	708,817
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1 3A
1.884%, 12/25/32(l)	248,502	233,694
Series 2005-A10 A
0.456%, 2/25/36(l)	1,984,527	1,383,650
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	900,000	905,037
Series 2007-C1 A4
5.827%, 6/12/50(l)	1,000,000	982,085
Series 2008-C1 A3
5.710%, 2/12/51	300,000	305,308
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5 A4
5.378%, 8/12/48	2,700,000	2,255,173
Series 2007-6 A4
5.485%, 3/12/51(l)	150,000	128,851
Morgan Stanley Capital I, Inc., Series 2004-IQ8 A5
5.110%, 6/15/40(l)	600,000	622,511
Series 2005-HQ5 A4
5.168%, 1/14/42	1,194,000	1,237,919

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-IQ9 A5
4.700%, 7/15/56	$1,875,000	$1,893,217
Series 2006-HQ8 A3
5.438%, 3/12/44(l)	667,000	677,555
Series 2007-HQ13 A1
5.357%, 12/15/44	3,378,150	3,454,995
Series 2007-IQ14 A2
5.610%, 4/15/49	1,000,000	1,012,056
Series 2007-IQ15 A4
5.880%, 6/11/49(l)	3,450,000	3,415,808
Series 2007-T25 A3
5.514%, 11/12/49(l)	1,500,000	1,490,273
Series 2007-T27 A4
5.649%, 6/11/42(l)	1,210,000	1,251,261
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5 A4
6.390%, 10/15/35	597,179	625,550
Series 2002-IQ2 A4
5.740%, 12/15/35	1,712,024	1,791,517
Residential Accredit Loans, Inc., Series 2003-QR19 CB1
5.750%, 10/25/33	7,804	7,703
Series 2006-QS2 1A9
5.500%, 2/25/36	1,224,368	837,880
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2 A3
6.499%, 11/13/36	2,128,405	2,230,905
Sequoia Mortgage Trust, Series 10 2A1
0.620%, 10/20/27(l)	68,083	58,314
Series 2003-4 2A1
0.590%, 7/20/33(l)	173,198	142,045
Station Place Securitization Trust, Series 2009-1 A
1.746%, 1/25/40(l)§	2,785,000	2,778,037
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS 1A1
0.566%, 10/25/35(l)	478,053	278,109
Structured Asset Mortgage Investments, Inc., Series 2005-AR5 A1
0.487%, 7/19/35(l)	411,666	266,913
Series 2005-AR5 A2
0.487%, 7/19/35(l)	2,001,002	1,557,478
Series 2006-AR3 12A1
0.466%, 5/25/36(l)	1,757,950	955,941
Thornburg Mortgage Securities Trust, Series 2007-1 A3A
0.329%, 3/25/37(l)	1,259,486	1,201,189
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4 A3
6.072%, 8/15/39(l)	985,000	1,030,377
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8 A4
4.964%, 11/15/35(l)	2,300,000	2,389,013
Series 2004-C11 A5
5.215%, 1/15/41(l)	975,000	993,335
Series 2005-C17 APB
5.037%, 3/15/42	1,529,995	1,583,424
Series 2005-C20 A6A
5.110%, 7/15/42(l)	2,290,000	2,364,321
Series 2005-C22 A4
5.270%, 12/15/44(l)	1,320,000	1,326,154
Series 2007-C31 A2
5.421%, 4/15/47	1,500,000	1,530,242
Series 2007-C33 A4
5.902%, 2/15/51(l)	1,700,000	1,585,239
WaMu Mortgage Pass-Through Certificates, Series 2002-AR9 1A
1.871%, 8/25/42(l)	94,553	66,781
Series 2003-AR1 A5
2.385%, 3/25/33(l)	837,782	768,321
Series 2005-AR7 A4
4.887%, 8/25/35(l)	715,848	622,837
Series 2007-OA4 1A
1.233%, 5/25/47(l)	534,093	300,602
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12 2A4
2.993%, 7/25/35(l)	883,685	836,082
Series 2006-AR12 2A1
6.039%, 9/25/36(l)	677,335	587,243

		186,875,356

Total Asset-Backed and Mortgage-Backed Securities		285,635,005

Corporate Bonds (31.2%)
Consumer Discretionary (1.1%)
Automobiles (0.1%)
Daimler Finance N.A. LLC
5.750%, 9/8/11	$2,350,000	2,477,004
6.500%, 11/15/13	1,319,000	1,462,296

		3,939,300

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	75,000	84,948
Marriott International, Inc.
5.625%, 2/15/13	250,000	265,991
McDonald’s Corp.
5.000%, 2/1/19	2,500,000	2,623,428
6.300%, 3/1/38	682,000	740,797
Yum! Brands, Inc.
4.250%, 9/15/15	250,000	255,917
5.300%, 9/15/19	150,000	153,576
6.875%, 11/15/37	100,000	108,580

		4,233,237

Household Durables (0.0%)
Fortune Brands, Inc.
3.000%, 6/1/12	250,000	250,502
Toll Brothers Finance Corp.
8.910%, 10/15/17	200,000	228,109
6.750%, 11/1/19	125,000	126,302
Whirlpool Corp.
8.000%, 5/1/12	115,000	126,392
8.600%, 5/1/14	50,000	58,027

		789,332

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.350%, 3/15/40	110,000	108,685

Media (0.8%)
CBS Corp.
8.875%, 5/15/19	125,000	151,001
5.750%, 4/15/20	35,000	35,150
7.875%, 7/30/30	823,000	906,981
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13^	489,000	566,822
9.455%, 11/15/22	740,000	988,765
Comcast Cable Holdings LLC
7.875%, 8/1/13	39,000	44,446

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Comcast Corp.
6.500%, 1/15/15	$969,000	$1,090,755
5.900%, 3/15/16	1,395,000	1,523,881
6.500%, 1/15/17	1,765,000	1,962,168
5.700%, 5/15/18	300,000	318,087
5.700%, 7/1/19	250,000	261,049
7.050%, 3/15/33	4,000	4,302
6.500%, 11/15/35	370,000	378,982
6.450%, 3/15/37	658,000	670,085
6.950%, 8/15/37^	1,879,000	2,032,736
6.550%, 7/1/39	250,000	258,714
6.400%, 3/1/40	425,000	431,983
COX Communications, Inc.
7.125%, 10/1/12	115,000	128,531
4.625%, 6/1/13	600,000	634,376
8.375%, 3/1/39^§	1,390,000	1,738,473
DIRECTV Holdings LLC
3.550%, 3/15/15§	95,000	93,475
5.200%, 3/15/20§	130,000	127,986
6.350%, 3/15/40§	40,000	39,706
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
7.625%, 5/15/16	414,000	463,680
DISH DBS Corp.
6.375%, 10/1/11	1,100,000	1,144,000
McGraw-Hill Cos., Inc.
6.550%, 11/15/37	200,000	214,167
News America Holdings, Inc.
9.250%, 2/1/13	957,000	1,124,508
7.750%, 1/20/24	1,543,000	1,845,240
8.500%, 2/23/25	232,000	274,945
8.450%, 8/1/34	73,000	86,823
News America, Inc.
7.125%, 4/8/28	82,000	86,685
6.150%, 3/1/37	666,000	656,477
7.850%, 3/1/39	250,000	296,696
Omnicom Group, Inc.
6.250%, 7/15/19	150,000	162,492
TCI Communications, Inc.
7.875%, 2/15/26	246,000	281,970
7.125%, 2/15/28	108,000	114,823
Thomson Reuters Corp.
5.700%, 10/1/14	1,230,000	1,359,716
4.700%, 10/15/19	150,000	150,765
Time Warner Cable, Inc.
6.200%, 7/1/13	987,000	1,089,147
5.850%, 5/1/17	1,358,000	1,454,080
5.000%, 2/1/20	220,000	216,916
7.300%, 7/1/38	275,000	306,054
6.750%, 6/15/39	250,000	262,252
Time Warner Cos., Inc.
7.570%, 2/1/24	3,000	3,458
Time Warner Entertainment Co. LP
8.375%, 3/15/23	1,450,000	1,769,641
Time Warner, Inc.
5.875%, 11/15/16	668,000	729,817
7.700%, 5/1/32	1,962,000	2,264,485
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	74,398
Viacom, Inc.
4.375%, 9/15/14	100,000	103,319
5.625%, 9/15/19	350,000	363,542
6.875%, 4/30/36	300,000	318,055
Walt Disney Co.
4.500%, 12/15/13	500,000	538,464
5.500%, 3/15/19	500,000	542,960

		32,688,029

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	622,000	691,977
Nordstrom, Inc.
6.750%, 6/1/14	100,000	112,290
Target Corp.
5.125%, 1/15/13	500,000	542,872
6.000%, 1/15/18	500,000	559,789
7.000%, 1/15/38	500,000	577,964

		2,484,892

Specialty Retail (0.0%)
Home Depot, Inc.
5.400%, 3/1/16	1,332,000	1,439,356
Lowe’s Cos., Inc.
5.800%, 10/15/36	655,000	659,417
TJX Cos., Inc.
4.200%, 8/15/15	100,000	105,770
6.950%, 4/15/19	145,000	171,341

		2,375,884

Total Consumer Discretionary		46,619,359

Consumer Staples (1.3%)
Beverages (0.4%)
Anheuser-Busch Cos., Inc.
6.450%, 9/1/37	677,000	721,476
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	1,125,000	1,155,194
5.375%, 11/15/14§	4,250,000	4,603,201
4.125%, 1/15/15	630,000	648,206
5.375%, 1/15/20	1,820,000	1,877,477
6.375%, 1/15/40	250,000	266,840
Bottling Group LLC
6.950%, 3/15/14	700,000	810,396
Coca-Cola Co.
5.350%, 11/15/17	650,000	715,094
Coca-Cola Enterprises, Inc.
3.750%, 3/1/12	1,750,000	1,833,230
7.375%, 3/3/14	500,000	584,211
6.750%, 9/15/28	660,000	757,322
Diageo Finance B.V.
3.250%, 1/15/15	200,000	200,777
5.300%, 10/28/15	1,288,000	1,414,098
Dr. Pepper Snapple Group, Inc.
1.700%, 12/21/11	100,000	100,256
2.350%, 12/21/12	100,000	100,709
6.820%, 5/1/18	250,000	285,602
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	264,294
PepsiCo, Inc.
3.750%, 3/1/14	500,000	522,770
7.900%, 11/1/18	500,000	619,277
4.500%, 1/15/20	500,000	505,656
5.500%, 1/15/40	100,000	99,008

		18,085,094

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
5.300%, 3/15/12	200,000	214,847
5.500%, 3/15/17	200,000	219,473
CVS Caremark Corp.
4.875%, 9/15/14	250,000	266,352
6.250%, 6/1/27	688,000	714,448

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
CVS Pass-Through Trust
7.507%, 1/10/32§	$5,588,295	$6,214,295
Delhaize Group
5.875%, 2/1/14	250,000	273,363
Kroger Co.
7.500%, 1/15/14	500,000	577,347
3.900%, 10/1/15	250,000	253,066
6.400%, 8/15/17	250,000	277,942
8.000%, 9/15/29	250,000	304,619
Safeway, Inc.
5.800%, 8/15/12	400,000	436,228
7.250%, 2/1/31	250,000	285,918
Walgreen Co.
4.875%, 8/1/13	200,000	217,732
5.250%, 1/15/19	200,000	212,550
Wal-Mart Stores, Inc.
5.000%, 4/5/12	2,650,000	2,842,311
5.250%, 9/1/35	707,000	675,479

		13,985,970

Food Products (0.3%)
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	85,000	98,814
Campbell Soup Co.
3.375%, 8/15/14	100,000	102,714
4.500%, 2/15/19	540,000	549,455
General Mills, Inc.
6.000%, 2/15/12	1,342,000	1,460,144
H.J. Heinz Co.
5.350%, 7/15/13	400,000	433,741
Hershey Co.
4.850%, 8/15/15	640,000	675,695
Kellogg Co.
4.250%, 3/6/13	500,000	528,224
Kraft Foods, Inc.
6.250%, 6/1/12	1,346,000	1,473,027
4.125%, 2/9/16	150,000	151,996
6.500%, 8/11/17	1,980,000	2,217,903
6.125%, 2/1/18^	1,702,000	1,862,652
5.375%, 2/10/20	3,355,000	3,409,871
7.000%, 8/11/37	100,000	109,759
6.500%, 2/9/40	200,000	207,256
Ralcorp Holdings, Inc.
6.625%, 8/15/39§	100,000	99,413

		13,380,664

Household Products (0.1%)
Clorox Co.
5.450%, 10/15/12	1,330,000	1,442,219
3.550%, 11/1/15	100,000	101,345
Kimberly-Clark Corp.
6.625%, 8/1/37	100,000	114,091
Procter & Gamble Co.
1.375%, 8/1/12	175,000	175,024
4.600%, 1/15/14	600,000	644,659
4.700%, 2/15/19	200,000	205,108
5.550%, 3/5/37	684,000	691,627

		3,374,073

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	200,000	219,296

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	1,340,000	1,566,310
9.950%, 11/10/38	500,000	656,581
Philip Morris International, Inc.
6.875%, 3/17/14	775,000	887,466
5.650%, 5/16/18	1,352,000	1,455,661
4.500%, 3/26/20	1,500,000	1,463,485
Reynolds American, Inc.
6.750%, 6/15/17	400,000	428,434

		6,457,937

Total Consumer Staples		55,503,034

Energy (1.9%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	105,000	114,021
5.700%, 10/15/39	250,000	245,097
Halliburton Co.
5.500%, 10/15/10	330,000	339,083
6.700%, 9/15/38	300,000	334,221
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	148,891
Transocean, Inc.
6.000%, 3/15/18	673,000	732,595
6.800%, 3/15/38	200,000	224,578
Weatherford International Ltd.
5.500%, 2/15/16	649,000	691,555
9.625%, 3/1/19	250,000	316,342

		3,146,383

Oil, Gas & Consumable Fuels (1.8%)
Alberta Energy Co., Ltd.
8.125%, 9/15/30	628,000	749,152
Anadarko Petroleum Corp.
5.950%, 9/15/16	640,000	697,261
6.450%, 9/15/36	250,000	254,785
Apache Corp.
6.000%, 1/15/37	682,000	717,588
Buckeye Partners LP
5.500%, 8/15/19	150,000	151,849
Canadian Natural Resources Ltd.
5.700%, 5/15/17	1,889,000	2,015,678
6.500%, 2/15/37	490,000	519,925
6.250%, 3/15/38	250,000	258,512
Cenovus Energy, Inc.
6.750%, 11/15/39§	1,570,000	1,702,767
Chevron Corp.
3.450%, 3/3/12	3,220,000	3,352,075
4.950%, 3/3/19	250,000	264,186
ConocoPhillips
4.400%, 5/15/13	2,602,000	2,761,789
4.600%, 1/15/15	2,830,000	3,035,138
5.750%, 2/1/19	500,000	545,049
7.000%, 3/30/29	9,000	10,166
Devon Financing Corp. ULC
6.875%, 9/30/11	1,362,000	1,469,614
7.875%, 9/30/31	142,000	176,304
Enbridge Energy Partners LP
9.875%, 3/1/19	250,000	324,860
Enbridge, Inc.
5.800%, 6/15/14	500,000	551,003
EnCana Corp.
4.750%, 10/15/13	656,000	702,546
6.500%, 5/15/19^	2,645,000	2,950,101
EnCana Holdings Finance Corp.
5.800%, 5/1/14	120,000	132,488
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	540,506
9.000%, 4/15/19	500,000	613,956

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Enterprise Products Operating LLC
9.750%, 1/31/14	$375,000	$455,361
6.650%, 10/15/34	250,000	260,210
6.125%, 10/15/39	160,000	157,316
EOG Resources, Inc.
5.625%, 6/1/19	125,000	134,156
Gaz Capital S.A.
8.146%, 4/11/18§	1,800,000	2,029,500
Hess Corp.
7.300%, 8/15/31	659,000	750,925
Husky Energy, Inc.
5.900%, 6/15/14	85,000	92,504
7.250%, 12/15/19	50,000	57,915
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	4,430,000	4,654,446
5.000%, 12/15/13	200,000	214,416
5.625%, 2/15/15	65,000	70,484
6.000%, 2/1/17	200,000	214,790
6.850%, 2/15/20	145,000	162,665
5.800%, 3/1/21	10,600,000	11,078,707
7.400%, 3/15/31	200,000	224,879
6.950%, 1/15/38	200,000	216,646
Magellan Midstream Partners LP
6.550%, 7/15/19	150,000	166,134
Marathon Oil Corp.
7.500%, 2/15/19	500,000	587,302
6.600%, 10/1/37	200,000	209,947
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	373,164
Nexen, Inc.
6.200%, 7/30/19	30,000	32,344
5.875%, 3/10/35	672,000	638,956
6.400%, 5/15/37	210,000	211,685
7.500%, 7/30/39	120,000	136,882
Occidental Petroleum Corp.
7.000%, 11/1/13	200,000	231,669
4.125%, 6/1/16	150,000	154,543
ONEOK Partners LP
8.625%, 3/1/19	350,000	432,196
PC Financial Partnership
5.000%, 11/15/14	500,000	527,506
Pemex Project Funding Master Trust
6.625%, 6/15/35	670,000	660,075
Petrobras International Finance Co.
5.875%, 3/1/18^	125,000	130,544
7.875%, 3/15/19	750,000	877,169
5.750%, 1/20/20^	4,180,000	4,282,372
6.875%, 1/20/40	250,000	258,046
Petroleos Mexicanos
4.875%, 3/15/15§	250,000	256,750
8.000%, 5/3/19	500,000	586,250
6.000%, 3/5/20§	120,000	123,000
Plains All American Pipeline LP
6.650%, 1/15/37	678,000	703,045
Shell International Finance B.V.
1.875%, 3/25/13	5,035,000	5,030,066
4.000%, 3/21/14	2,425,000	2,551,895
4.375%, 3/25/20	300,000	297,414
6.375%, 12/15/38	500,000	550,603
Spectra Energy Capital LLC
6.200%, 4/15/18	350,000	377,430
Statoil ASA
5.250%, 4/15/19	150,000	156,649
Suncor Energy, Inc.
6.850%, 6/1/39	500,000	538,760
Talisman Energy, Inc.
7.750%, 6/1/19	75,000	89,366
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	700,000	820,130
6.200%, 10/15/37	250,000	259,203
7.625%, 1/15/39	500,000	609,283
Transcontinental Gas Pipe Line Corp. Series B
8.875%, 7/15/12	1,000,000	1,141,886
Valero Energy Corp.
4.500%, 2/1/15	65,000	65,119
6.125%, 2/1/20	65,000	65,016
7.500%, 4/15/32	616,000	634,861
6.625%, 6/15/37	1,730,000	1,645,327
XTO Energy, Inc.
6.250%, 4/15/13	500,000	558,270
6.250%, 8/1/17	270,000	306,878
6.500%, 12/15/18	250,000	288,537
6.750%, 8/1/37	1,002,000	1,173,142
6.375%, 6/15/38	220,000	246,372

		74,258,004

Total Energy		77,404,387

Financials (20.3%)
Capital Markets (2.7%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	820,000	829,546
Bank of New York Mellon Corp.
5.125%, 8/27/13	500,000	545,653
4.300%, 5/15/14	145,000	152,641
3.100%, 1/15/15	500,000	498,982
5.450%, 5/15/19	200,000	212,109
Bear Stearns Cos. LLC
6.950%, 8/10/12	2,500,000	2,769,598
5.300%, 10/30/15	829,000	882,543
7.250%, 2/1/18	2,000,000	2,311,380
BlackRock, Inc.
3.500%, 12/10/14	200,000	202,457
5.000%, 12/10/19	300,000	300,308
Charles Schwab Corp.
4.950%, 6/1/14	125,000	133,278
Deutsche Bank AG/London
5.375%, 10/12/12	2,693,000	2,930,647
2.375%, 1/11/13	200,000	200,339
Goldman Sachs Capital I
6.345%, 2/15/34	381,000	351,799
Goldman Sachs Capital II
5.793%, 12/29/49(l)	1,455,000	1,233,112
Goldman Sachs Group, Inc.
1.625%, 7/15/11	1,352,000	1,367,233
2.150%, 3/15/12	250,000	254,688
3.250%, 6/15/12	2,712,000	2,827,792
3.625%, 8/1/12	180,000	186,407
5.450%, 11/1/12	2,690,000	2,907,895
5.250%, 10/15/13	1,518,000	1,631,738
6.000%, 5/1/14	75,000	82,124
5.125%, 1/15/15	1,826,000	1,926,105
6.150%, 4/1/18	1,600,000	1,692,928
5.375%, 3/15/20	2,100,000	2,080,577
5.950%, 1/15/27	810,000	777,568
6.125%, 2/15/33	699,000	690,890
6.750%, 10/1/37	700,000	699,121
Jefferies Group, Inc.
8.500%, 7/15/19	300,000	332,803

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Lazard Group LLC
7.125%, 5/15/15	$200,000	$209,999
Lehman Brothers Holdings, Inc.
0.000%, 12/23/10(h)(s)	10,200,000	2,346,000
5.625%, 1/24/13(h)(s)	5,000,000	1,175,000
6.750%, 12/28/17(h)(s)	1,297,000	3,243
Macquarie Bank Ltd.
3.300%, 7/17/14§	12,900,000	13,074,743
Merrill Lynch & Co., Inc.
0.482%, 6/5/12(l)	1,500,000	1,471,620
6.050%, 8/15/12	700,000	747,604
6.150%, 4/25/13	2,774,000	2,986,771
5.700%, 5/2/17	1,500,000	1,490,992
6.400%, 8/28/17^	13,000,000	13,701,038
Morgan Stanley
5.050%, 1/21/11	715,000	738,125
6.750%, 4/15/11	3,400,000	3,589,203
3.250%, 12/1/11	2,700,000	2,799,355
0.499%, 1/9/12(l)	1,250,000	1,235,860
5.625%, 1/9/12	3,335,000	3,532,319
2.250%, 3/13/12	250,000	255,073
6.600%, 4/1/12	485,000	526,210
5.300%, 3/1/13^	2,543,000	2,706,350
6.000%, 5/13/14	200,000	216,027
4.200%, 11/20/14	5,250,000	5,261,581
6.000%, 4/28/15	10,300,000	11,033,514
0.731%, 10/15/15(l)^	4,800,000	4,446,346
5.375%, 10/15/15	1,000,000	1,038,646
5.550%, 4/27/17	100,000	102,274
5.950%, 12/28/17	2,700,000	2,773,899
7.300%, 5/13/19	200,000	220,962
Nomura Holdings, Inc.
5.000%, 3/4/15	300,000	306,665
6.700%, 3/4/20	203,000	210,676
Northern Trust Corp.
4.625%, 5/1/14	65,000	69,130
Piper Jaffray Cos.
4.390%, 12/31/10(b)(l)§†	5,000,000	4,970,488
Raymond James Financial, Inc.
8.600%, 8/15/19	600,000	685,735

		114,937,709

Certificates of Deposit (0.5%)
Barclays Bank plc
0.456%, 1/12/11(l)	5,000,000	4,999,980
Deutsche Bank AG/New York
0.604%, 1/19/12(l)	2,000,000	1,999,900
Intesa Sanpaolo S.p.A.
0.804%, 1/19/12(l)	7,100,000	7,097,302
2.375%, 12/21/12	5,000,000	5,034,785

		19,131,967

Commercial Banks (8.0%)
American Express Bank FSB
3.150%, 12/9/11	750,000	777,419
Bank of Nova Scotia
2.250%, 1/22/13	260,000	262,398
3.400%, 1/22/15	200,000	201,316
Bank of Scotland plc
0.312%, 12/8/10(l)§	8,000,000	7,982,928
5.250%, 2/21/17§	8,200,000	8,369,109
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
2.600%, 1/22/13§	1,500,000	1,510,909
Barclays Bank plc
5.450%, 9/12/12	700,000	754,593
5.000%, 9/22/16	500,000	513,935
6.750%, 5/22/19	400,000	442,517
5.125%, 1/8/20	1,000,000	986,068
5.926%, 9/29/49(l)§	1,300,000	1,144,000
BB&T Corp.
3.375%, 9/25/13	400,000	408,261
5.250%, 11/1/19	655,000	658,545
Canadian Imperial Bank of Commerce
2.000%, 2/4/13§	14,700,000	14,756,683
Citibank N.A.
1.375%, 8/10/11	500,000	504,039
1.250%, 9/22/11	300,000	301,954
1.875%, 5/7/12	500,000	506,484
1.750%, 12/28/12	3,770,000	3,780,718
Commonwealth Bank of Australia
0.821%, 3/19/13(l)§	2,800,000	2,804,760
0.671%, 7/12/13(l)§	12,800,000	12,871,015
3.500%, 3/19/15§	2,800,000	2,779,837
Credit Agricole S.A.
0.599%, 2/2/12(l)§	2,000,000	1,998,850
Credit Suisse AG
5.400%, 1/14/20	700,000	705,472
Credit Suisse AG/New York
3.450%, 7/2/12	250,000	258,798
5.000%, 5/15/13	15,840,000	17,024,468
5.500%, 5/1/14	300,000	326,529
6.000%, 2/15/18^	1,064,000	1,126,543
Dexia Credit Local S.A.
0.928%, 9/23/11(l)§	4,650,000	4,683,238
1.875%, 9/30/11	13,900,000	13,937,864
0.501%, 1/12/12(l)§	1,500,000	1,499,454
Dexia Credit Local S.A./New York
0.652%, 3/5/13(l)§	10,000,000	10,007,660
2.000%, 3/5/13§	1,870,000	1,857,882
Fifth Third Bancorp
8.250%, 3/1/38	1,400,000	1,471,047
GMAC, Inc.
1.750%, 10/30/12	500,000	502,892
2.200%, 12/19/12	500,000	507,514
HBOS plc
6.750%, 5/21/18§	1,400,000	1,286,321
HSBC Bank USA/New York
5.625%, 8/15/35	500,000	469,277
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/31/49(l)§	550,000	506,146
9.547%, 12/31/49(l)§	500,000	506,250
HSBC Holdings plc
6.500%, 5/2/36	700,000	721,332
6.800%, 6/1/38	500,000	536,164
ICICI Bank Ltd.
6.625%, 10/3/12§	300,000	318,616
ING Bank N.V.
1.090%, 3/30/12(b)(l)§	5,000,000	4,999,050
JPMorgan Chase Bank N.A.
6.000%, 7/5/17	1,620,000	1,726,803
6.000%, 10/1/17	3,610,000	3,848,845
KeyBank N.A.
5.700%, 8/15/12	400,000	420,172
7.413%, 5/6/15	400,000	409,253
KeyCorp
6.500%, 5/14/13	1,302,000	1,390,418
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	2,000,000	2,069,228
1.875%, 1/14/13	1,000,000	1,003,655
3.250%, 3/15/13	2,705,000	2,812,207
2.625%, 3/3/15	500,000	495,553
4.875%, 1/17/17	2,724,000	2,958,479

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
4.000%, 1/27/20		$1,000,000	$996,499
(Zero Coupon), 4/18/36		1,824,000	476,041
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 1/13/12		500,000	529,943
Landwirtschaftliche Rentenbank
5.250%, 7/2/12		645,000	698,430
1.875%, 9/24/12		1,000,000	1,007,736
4.125%, 7/15/13		190,000	202,241
3.125%, 7/15/15		1,000,000	1,003,115
Lloyds TSB Bank plc
2.300%, 4/1/11§		7,000,000	7,118,629
1.251%, 4/2/12(l)§		3,800,000	3,856,419
Marshall & Ilsley Corp.
5.350%, 4/1/11		1,453,000	1,460,731
National Australia Bank Ltd.
5.350%, 6/12/13§		9,100,000	9,807,698
3.750%, 3/2/15^§		3,000,000	3,011,946
New York Community Bank
3.000%, 12/16/11		5,950,000	6,145,541
NIBC Bank N.V.
2.800%, 12/2/14§		8,200,000	8,157,278
PNC Bank N.A.
4.875%, 9/21/17		1,250,000	1,243,632
PNC Funding Corp.
3.625%, 2/8/15		100,000	100,599
5.125%, 2/8/20		100,000	100,734
Rabobank Nederland N.V.
11.000%, 6/29/49(l)§		624,000	803,000
Regions Bank/Alabama
7.500%, 5/15/18		3,700,000	3,670,899
Regions Financial Corp.
7.750%, 11/10/14		500,000	526,070
Royal Bank of Scotland Group plc
0.512%, 3/30/12(l)§		17,900,000	17,912,727
2.625%, 5/11/12§		490,000	500,274
5.050%, 1/8/15		2,100,000	1,988,408
6.400%, 10/21/19		375,000	374,906
Scotland International Finance No. 2 B.V.
7.700%, 8/15/10(b)§		7,300,000	7,412,026
Sumitomo Mitsui Banking Corp.
1.049%, 6/29/49(l)	JPY	200,000,000	2,055,112
Svenska Handelsbanken AB
1.257%, 9/14/12(l)§		$1,400,000	1,410,143
U.S. Bancorp
4.200%, 5/15/14		1,000,000	1,049,192
U.S. Bank N.A./Ohio
4.950%, 10/30/14		500,000	532,297
UBS AG/Connecticut
1.538%, 9/29/11(l)		13,000,000	13,057,226
1.352%, 2/23/12(l)		2,000,000	2,009,514
3.875%, 1/15/15		500,000	493,267
5.875%, 7/15/16		500,000	514,662
5.875%, 12/20/17		700,000	724,964
5.750%, 4/25/18		1,600,000	1,638,912
UFJ Finance Aruba AEC
6.750%, 7/15/13		310,000	347,515
Union Planters Corp.
7.750%, 3/1/11		1,000,000	1,015,855
USB Capital XIII Trust
6.625%, 12/15/39		125,000	126,532
Wachovia Bank N.A.
4.875%, 2/1/15		1,250,000	1,296,126
5.000%, 8/15/15		2,500,000	2,592,868
6.600%, 1/15/38		750,000	771,654
Wachovia Corp.
0.379%, 4/23/12(l)		1,100,000	1,088,737
5.500%, 5/1/13		2,400,000	2,591,921
5.700%, 8/1/13		1,381,000	1,512,354
5.625%, 10/15/16		1,340,000	1,412,152
0.527%, 6/15/17(l)		5,900,000	5,365,832
Wells Fargo & Co.
3.000%, 12/9/11		675,000	696,970
5.250%, 10/23/12		1,335,000	1,438,273
4.375%, 1/31/13		7,600,000	8,020,614
4.950%, 10/16/13		500,000	528,218
3.750%, 10/1/14		800,000	809,691
5.625%, 12/11/17		665,000	705,476
Series K
7.980%, 12/31/49(l)		8,000,000	8,360,000
Wells Fargo Bank N.A.
5.750%, 5/16/16		2,750,000	2,967,762
Series AI
4.750%, 2/9/15		5,700,000	5,919,233
Westpac Banking Corp.
3.250%, 12/16/11§		17,700,000	18,301,623
2.250%, 11/19/12		6,500,000	6,545,513
4.200%, 2/27/15		400,000	411,750
4.875%, 11/19/19		300,000	297,984
Westpac Securities NZ Ltd.
3.450%, 7/28/14§		12,900,000	13,179,956

			333,598,888

Consumer Finance (1.7%)
American Express Co.
7.250%, 5/20/14		250,000	283,317
7.000%, 3/19/18		15,968,000	18,136,326
8.125%, 5/20/19		250,000	302,800
American Express Credit Corp.
5.125%, 8/25/14		1,000,000	1,061,728
American Honda Finance Corp.
1.021%, 6/20/11(l)§		12,000,000	11,999,964
Capital One Financial Corp.
7.375%, 5/23/14		125,000	142,842
Discover Financial Services
6.450%, 6/12/17		704,000	693,601
8.700%, 11/18/19		200,000	219,055
Ford Motor Credit Co. LLC
9.750%, 9/15/10		2,700,000	2,764,735
HSBC Finance Corp.
0.601%, 7/19/12(l)		10,000,000	9,863,390
6.375%, 11/27/12		5,024,000	5,502,285
4.750%, 7/15/13		2,732,000	2,869,291
0.501%, 1/15/14(l)		4,200,000	4,035,864
5.000%, 6/30/15		685,000	713,349
0.682%, 6/1/16(l)		500,000	474,005
International Lease Finance Corp.
5.000%, 4/15/10^		2,000,000	2,000,182
0.472%, 5/24/10(l)		1,800,000	1,800,056
5.450%, 3/24/11		2,500,000	2,502,712
PACCAR Financial Corp.
1.950%, 12/17/12		200,000	199,574
SLM Corp.
0.409%, 7/26/10(l)		2,300,000	2,268,855
5.400%, 10/25/11		644,000	650,042
0.549%, 1/27/14(l)		885,000	765,673
8.000%, 3/25/20		100,000	97,376

			69,347,022

Diversified Financial Services (4.8%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13		2,180,000	2,374,779

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Ameriprise Financial, Inc.
7.300%, 6/28/19		$90,000	$104,278
Bank of America Corp.
2.100%, 4/30/12		1,000,000	1,018,415
3.125%, 6/15/12		1,350,000	1,402,812
4.750%, 8/15/13		2,970,000	3,088,411
0.587%, 9/15/14(l)		1,450,000	1,392,206
6.500%, 8/1/16		1,000,000	1,080,995
5.625%, 10/14/16^		2,300,000	2,381,330
6.000%, 9/1/17		970,000	1,008,825
Bank of America N.A.
5.300%, 3/15/17		1,500,000	1,484,851
6.000%, 10/15/36		750,000	693,981
Belvoir Land LLC,
Series A-1
5.270%, 12/15/47§		167,000	130,290
Boeing Capital Corp.
6.500%, 2/15/12		1,334,000	1,457,316
BP Capital Markets plc
1.550%, 8/11/11		150,000	151,476
5.250%, 11/7/13		1,050,000	1,155,446
3.625%, 5/8/14		250,000	259,334
3.875%, 3/10/15		150,000	155,787
BTM Curacao Holdings N.V.
1.116%, 11/29/49(l)	JPY	100,000,000	1,063,489
Cantor Fitzgerald LP
7.875%, 10/15/19§		$900,000	901,933
Capital One Capital IV
6.745%, 2/17/37(l)		692,000	596,850
Capital One Capital VI
8.875%, 5/15/40		300,000	326,935
Caterpillar Financial Services Corp.
5.125%, 10/12/11		326,000	345,265
4.250%, 2/8/13		1,342,000	1,427,495
2.000%, 4/5/13		100,000	99,829
7.150%, 2/15/19		300,000	353,129
CDP Financial, Inc.
3.000%, 11/25/14§		3,345,000	3,293,617
Citigroup Funding, Inc.
1.375%, 5/5/11		500,000	503,937
2.125%, 7/12/12		2,290,000	2,331,064
1.875%, 10/22/12		5,200,000	5,241,486
2.250%, 12/10/12		500,000	508,115
Citigroup, Inc.
0.340%, 5/18/11(l)		14,600,000	14,506,662
2.875%, 12/9/11		679,000	700,613
5.250%, 2/27/12		500,000	523,646
2.125%, 4/30/12		1,200,000	1,221,967
5.500%, 4/11/13		19,700,000	20,700,386
6.375%, 8/12/14		1,000,000	1,068,303
5.000%, 9/15/14		750,000	748,943
0.529%, 11/5/14(l)		3,690,000	3,419,755
6.000%, 8/15/17^		430,000	439,854
6.125%, 5/15/18		2,693,000	2,751,678
8.500%, 5/22/19		600,000	700,312
5.850%, 12/11/34		1,499,000	1,361,107
8.125%, 7/15/39		155,000	178,933
CME Group, Inc.
5.750%, 2/15/14		300,000	329,345
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36		614,000	635,710
Credit Suisse FB USA, Inc.
5.125%, 8/15/15		2,620,000	2,805,797
Crown Castle Towers LLC
6.113%, 1/15/20§		2,495,000	2,609,870
Equifax, Inc.
4.450%, 12/1/14		100,000	102,898
General Electric Capital Corp.
3.000%, 12/9/11		1,354,000	1,399,217
5.875%, 2/15/12		4,002,000	4,301,862
2.250%, 3/12/12^		20,600,000	21,038,100
0.369%, 4/10/12(l)^		13,665,000	13,467,090
2.200%, 6/8/12		1,000,000	1,018,561
2.000%, 9/28/12		2,950,000	2,990,158
2.125%, 12/21/12^		9,510,000	9,634,419
2.625%, 12/28/12		1,000,000	1,026,908
5.900%, 5/13/14		150,000	165,037
5.400%, 2/15/17		1,308,000	1,368,334
6.750%, 3/15/32		1,597,000	1,689,594
5.875%, 1/14/38		1,366,000	1,298,723
5.500%, 9/15/67(l)§	EUR	10,400,000	12,009,980
Irwin Land LLC
Series A-1
5.030%, 12/15/25§		$217,000	197,449
Series A-2
5.300%, 12/15/35§		395,000	331,069
John Deere Capital Corp.
7.000%, 3/15/12		600,000	663,642
2.875%, 6/19/12		300,000	310,407
5.250%, 10/1/12		200,000	217,138
4.500%, 4/3/13		500,000	533,823
5.750%, 9/10/18		300,000	327,660
JPMorgan Chase & Co.
3.125%, 12/1/11		2,706,000	2,800,044
0.396%, 12/21/11(l)		2,700,000	2,693,309
6.625%, 3/15/12		2,661,000	2,892,720
0.399%, 11/1/12(l)		1,500,000	1,487,990
4.650%, 6/1/14		250,000	264,165
3.700%, 1/20/15		1,100,000	1,106,775
6.000%, 1/15/18		674,000	731,763
7.900%, 4/29/49(l)		982,000	1,046,910
JPMorgan Chase Capital XV
5.875%, 3/15/35		693,000	630,579
JPMorgan Chase Capital XVIII
6.950%, 8/17/36		671,000	657,658
JPMorgan Chase Capital XXV
6.800%, 10/1/37		1,409,000	1,402,555
JPMorgan Chase Capital XXVII
7.000%, 11/1/39		500,000	510,252
Magnolia Finance II plc
3.000%, 4/20/17(b)§	EUR	4,000,000	5,434,912
NASDAQ OMX Group, Inc.
4.000%, 1/15/15		$100,000	99,523
5.550%, 1/15/20		100,000	99,447
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12		2,604,000	2,864,413
Noble Group Ltd.
6.750%, 1/29/20§		5,500,000	5,685,625
Pemex Finance Ltd.
9.030%, 2/15/11		6,000	6,180
Private Export Funding Corp.
5.685%, 5/15/12		150,000	163,880
4.550%, 5/15/15		200,000	214,547
4.950%, 11/15/15		200,000	217,679
4.300%, 12/15/21		200,000	188,520
Teco Finance, Inc.
4.000%, 3/15/16		65,000	64,053
5.150%, 3/15/20		50,000	49,375
Unilever Capital Corp.
4.800%, 2/15/19		750,000	773,272

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Western Union Co.
5.253%, 4/1/20§	$1,417,000	$1,433,012

		198,647,784

Insurance (2.0%)
ACE INA Holdings, Inc.
5.600%, 5/15/15	250,000	272,962
5.900%, 6/15/19	50,000	54,501
Aegon N.V.
4.625%, 12/1/15	300,000	302,657
Aflac, Inc.
8.500%, 5/15/19	150,000	180,608
6.900%, 12/17/39	55,000	56,681
Allstate Corp.
6.200%, 5/16/14	200,000	222,615
7.450%, 5/16/19	100,000	117,346
5.950%, 4/1/36	634,000	635,655
6.125%, 5/15/37(l)	444,000	420,690
American International Group, Inc.
0.371%, 3/20/12(l)	1,000,000	950,906
5.600%, 10/18/16	1,000,000	930,770
8.250%, 8/15/18	1,200,000	1,259,136
6.250%, 5/1/36	700,000	610,422
8.175%, 5/15/58(l)^	17,500,000	14,787,500
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	500,000	526,434
4.750%, 5/15/12^	2,728,000	2,917,037
5.000%, 8/15/13	600,000	655,247
4.850%, 1/15/15	600,000	644,946
5.750%, 1/15/40	200,000	197,845
Chubb Corp.
5.750%, 5/15/18	1,250,000	1,351,483
6.375%, 3/29/67(l)^	937,000	942,856
CNA Financial Corp.
7.350%, 11/15/19	120,000	125,415
Delphi Financial Group, Inc.
7.875%, 1/31/20	50,000	51,626
Genworth Financial, Inc.
8.625%, 12/15/16	500,000	545,631
Hartford Financial Services Group, Inc.
6.100%, 10/1/41	592,000	528,700
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	100,000	104,197
Lincoln National Corp.
8.750%, 7/1/19	150,000	183,416
6.250%, 2/15/20	50,000	52,136
6.050%, 4/20/67(l)	607,000	505,327
Markel Corp.
7.125%, 9/30/19	100,000	107,499
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	290,000	299,976
5.750%, 9/15/15	75,000	79,424
MetLife, Inc.
6.125%, 12/1/11	272,000	291,002
6.750%, 6/1/16	500,000	560,326
5.700%, 6/15/35	244,000	234,032
6.400%, 12/15/36	2,000,000	1,790,000
Metropolitan Life Global Funding I
0.507%, 3/15/12(l)§	12,620,000	12,450,665
2.875%, 9/17/12§	1,725,000	1,753,459
2.500%, 1/11/13§	4,470,000	4,473,522
5.125%, 4/10/13§	2,450,000	2,630,313
5.125%, 6/10/14§	775,000	820,869
Monumental Global Funding III
0.419%, 1/25/13(l)§	2,500,000	2,395,520
Monumental Global Funding Ltd.
0.410%, 6/16/10(l)§	2,080,000	2,077,400
New York Life Global Funding
4.650%, 5/9/13§	11,900,000	12,739,878
Northwestern Mutual Life Insurance Co.
6.063%, 3/30/40§	2,800,000	2,809,990
PartnerRe Finance B LLC
5.500%, 6/1/20	100,000	99,050
Progressive Corp.
6.700%, 6/15/37(l)	717,000	703,999
Protective Life Corp.
7.375%, 10/15/19	200,000	212,442
8.450%, 10/15/39	100,000	104,875
Prudential Financial, Inc.
2.750%, 1/14/13	150,000	150,183
4.500%, 7/15/13	1,319,000	1,379,018
3.875%, 1/14/15	65,000	64,878
6.200%, 1/15/15	45,000	49,123
6.000%, 12/1/17	1,244,000	1,316,577
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	104,493
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	1,228,000	1,244,643
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39§	870,000	943,717
Torchmark Corp.
9.250%, 6/15/19	100,000	119,773
Transatlantic Holdings, Inc.
8.000%, 11/30/39	200,000	204,402
Travelers Cos., Inc.
5.800%, 5/15/18	500,000	535,614
6.250%, 3/15/37(l)^	1,012,000	996,167
6.250%, 6/15/37	250,000	264,458
Willis North America, Inc.
5.625%, 7/15/15	665,000	682,726

		84,824,758

Real Estate Investment Trusts (REITs) (0.2%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	150,000	158,112
Boston Properties LP
5.875%, 10/15/19	300,000	311,431
Duke Realty LP
6.250%, 5/15/13	100,000	105,353
6.750%, 3/15/20	50,000	50,890
Equity One, Inc.
6.250%, 12/15/14	100,000	102,504
ERP Operating LP
6.625%, 3/15/12	133,000	143,799
5.125%, 3/15/16	500,000	514,193
HCP, Inc.
6.000%, 1/30/17	300,000	298,819
Health Care REIT, Inc.
6.125%, 4/15/20	145,000	145,451
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	200,000	205,183
Hospitality Properties Trust
7.875%, 8/15/14	1,100,000	1,181,321
5.625%, 3/15/17	250,000	233,249
HRPT Properties Trust
6.650%, 1/15/18	100,000	100,581
Kimco Realty Corp.
6.875%, 10/1/19	100,000	105,370
Mack-Cali Realty LP
7.750%, 8/15/19	250,000	275,680

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
ProLogis
7.625%, 8/15/14	$150,000	$164,009
6.250%, 3/15/17	100,000	98,444
7.375%, 10/30/19	200,000	205,304
6.875%, 3/15/20	90,000	88,896
Simon Property Group LP
5.300%, 5/30/13	1,319,000	1,395,660
6.750%, 5/15/14	215,000	235,224
4.200%, 2/1/15	135,000	135,343
5.100%, 6/15/15	658,000	675,784
5.650%, 2/1/20	200,000	195,129
6.750%, 2/1/40	100,000	99,476
Ventas Realty LP/Ventas Capital Corp.
7.125%, 6/1/15	2,248,000	2,332,842
6.750%, 4/1/17	760,000	780,290

		10,338,337

Thrifts & Mortgage Finance (0.4%)
Abbey National Treasury Services plc/London
3.875%, 11/10/14§	5,200,000	5,170,656
Achmea Hypotheekbank N.V.
3.200%, 11/3/14§	2,160,000	2,187,544
Santander Holdings USA, Inc.
2.500%, 6/15/12	10,000,000	10,234,770
U.S. Central Federal Credit Union
1.900%, 10/19/12	500,000	504,608
Western Corporate Federal Credit Union
1.750%, 11/2/12	200,000	200,577

		18,298,155

Total Financials		849,124,620

Health Care (1.0%)
Biotechnology (0.1%)
Amgen, Inc.
5.850%, 6/1/17	678,000	751,895
4.500%, 3/15/20	50,000	49,919
6.375%, 6/1/37	670,000	720,370
5.750%, 3/15/40	55,000	54,454
Biogen Idec, Inc.
6.875%, 3/1/18	100,000	109,595
Genentech, Inc.
4.750%, 7/15/15	250,000	266,907
Life Technologies Corp.
6.000%, 3/1/20	755,000	773,025

		2,726,165

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
5.900%, 9/1/16	1,324,000	1,498,355
CareFusion Corp.
6.375%, 8/1/19	1,000,000	1,093,553
Hospira, Inc.
6.400%, 5/15/15	115,000	127,540
Mead Johnson Nutrition Co.
3.500%, 11/1/14§	200,000	198,246
4.900%, 11/1/19§	300,000	297,730
5.900%, 11/1/39§	100,000	97,404
Stryker Corp.
3.000%, 1/15/15	100,000	99,953
4.375%, 1/15/20	100,000	99,170

		3,511,951

Health Care Providers & Services (0.2%)
Aetna, Inc.
6.625%, 6/15/36	946,000	996,835
Cardinal Health, Inc.
5.650%, 6/15/12	21,000	22,390
Express Scripts, Inc.
5.250%, 6/15/12	400,000	426,502
6.250%, 6/15/14	135,000	149,571
7.250%, 6/15/19	80,000	92,615
HCA, Inc.
7.250%, 9/15/20^§	2,300,000	2,331,625
Humana, Inc.
7.200%, 6/15/18	300,000	324,404
McKesson Corp.
6.500%, 2/15/14	300,000	335,081
Medco Health Solutions, Inc.
7.125%, 3/15/18	250,000	285,028
Quest Diagnostics, Inc.
4.750%, 1/30/20	60,000	58,698
5.750%, 1/30/40	40,000	38,233
Roche Holdings, Inc.
2.252%, 2/25/11(l)§	505,000	514,167
5.000%, 3/1/14§	2,250,000	2,430,290
UnitedHealth Group, Inc.
6.875%, 2/15/38	500,000	530,638
WellPoint Health Networks, Inc.
6.375%, 1/15/12	1,335,000	1,439,341

		9,975,418

Pharmaceuticals (0.6%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	1,334,000	1,401,929
6.000%, 4/1/39	300,000	317,549
AstraZeneca plc
5.900%, 9/15/17	300,000	335,078
6.450%, 9/15/37	676,000	752,258
Bristol-Myers Squibb Co.
5.875%, 11/15/36	678,000	695,985
6.875%, 8/1/97	45,000	48,320
Eli Lilly and Co.
3.550%, 3/6/12	1,070,000	1,116,422
5.200%, 3/15/17	1,316,000	1,416,275
5.500%, 3/15/27	300,000	304,263
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	1,027,000	1,113,166
5.650%, 5/15/18	2,724,000	2,957,837
Johnson & Johnson
5.550%, 8/15/17	500,000	552,251
4.950%, 5/15/33	271,000	261,229
Merck & Co., Inc.
4.000%, 6/30/15	2,260,000	2,367,018
6.000%, 9/15/17	350,000	393,870
5.750%, 11/15/36	250,000	256,189
6.550%, 9/15/37	350,000	399,712
Novartis Capital Corp.
1.900%, 4/24/13	40,000	39,978
4.125%, 2/10/14	300,000	317,642
2.900%, 4/24/15	2,475,000	2,457,722
Novartis Securities Investment Ltd.
5.125%, 2/10/19	500,000	529,940
Pfizer, Inc.
4.500%, 2/15/14	250,000	267,045
5.350%, 3/15/15	3,265,000	3,597,557
Teva Pharmaceutical Finance LLC
5.550%, 2/1/16	268,000	293,436
6.150%, 2/1/36	270,000	280,070
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	125,000	130,151
6.125%, 8/15/19	130,000	136,647
Wyeth
5.500%, 2/15/16	652,000	727,309

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
7.250%, 3/1/23	$683,000	$800,677
5.950%, 4/1/37	500,000	523,489

		24,791,014

Total Health Care		41,004,548

Industrials (0.9%)
Aerospace & Defense (0.2%)
Boeing Co.
3.500%, 2/15/15	100,000	101,743
4.875%, 2/15/20	55,000	56,272
5.875%, 2/15/40	30,000	30,747
Embraer Overseas Ltd.
6.375%, 1/15/20	250,000	254,375
General Dynamics Corp.
1.800%, 7/15/11	65,000	65,636
5.250%, 2/1/14	500,000	549,355
Goodrich Corp.
6.125%, 3/1/19	200,000	217,344
4.875%, 3/1/20	100,000	100,718
Honeywell International, Inc.
3.875%, 2/15/14	380,000	397,963
5.300%, 3/1/18	1,334,000	1,420,857
ITT Corp.
4.900%, 5/1/14	1,110,000	1,178,827
Lockheed Martin Corp.
4.121%, 3/14/13	158,000	166,700
7.750%, 5/1/26	674,000	820,597
Northrop Grumman Corp.
3.700%, 8/1/14	60,000	61,395
Northrop Grumman Systems Corp.
7.750%, 2/15/31	405,000	496,335
Raytheon Co.
4.400%, 2/15/20	100,000	98,563
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	51,930
United Technologies Corp.
4.875%, 5/1/15	500,000	542,359
6.125%, 2/1/19	500,000	562,385
4.500%, 4/15/20	60,000	60,277
6.050%, 6/1/36	660,000	692,071

		7,926,449

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
6.200%, 1/15/38	694,000	755,356

Airlines (0.2%)
Continental Airlines, Inc.
9.000%, 7/8/16	244,947	266,992
Delta Air Lines, Inc.
7.750%, 12/17/19	200,000	210,000
Southwest Airlines Co.
10.500%, 12/15/11§	7,000,000	7,853,146

		8,330,138

Building Products (0.0%)
CRH America, Inc.
5.625%, 9/30/11	127,000	133,103
6.000%, 9/30/16	500,000	537,238

		670,341

Commercial Services & Supplies (0.1%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	381,500
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	895,000	924,481
Cornell University
5.450%, 2/1/19	200,000	214,224
Darthmouth College
4.750%, 6/1/19	50,000	51,571
Pitney Bowes, Inc.
5.750%, 9/15/17	678,000	729,965
Princeton University
5.700%, 3/1/39	300,000	311,730
R.R. Donnelley & Sons Co.
8.600%, 8/15/16	500,000	554,892
11.250%, 2/1/19	250,000	313,712
Republic Services, Inc.
5.500%, 9/15/19§	148,000	151,574
Vanderbilt University
5.250%, 4/1/19	100,000	104,891
Waste Management, Inc.
6.375%, 11/15/12	700,000	775,606
7.375%, 3/11/19	200,000	231,837
Yale University
2.900%, 10/15/14	300,000	302,538

		5,048,521

Electrical Equipment (0.0%)
Amphenol Corp.
4.750%, 11/15/14	100,000	102,869
Emerson Electric Co.
4.875%, 10/15/19	500,000	523,067
6.125%, 4/15/39	100,000	107,185
5.250%, 11/15/39	150,000	142,029
Thomas & Betts Corp.
5.625%, 11/15/21	100,000	100,800

		975,950

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	350,000	375,441
5.700%, 3/15/37	200,000	206,736
Acuity Brands Lighting, Inc.
6.000%, 12/15/19§	100,000	97,131
General Electric Co.
5.000%, 2/1/13^	2,081,000	2,243,262
5.250%, 12/6/17	500,000	524,424
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	1,348,000	1,523,350
Tyco International Finance S.A.
6.000%, 11/15/13	610,000	674,123
4.125%, 10/15/14	500,000	516,991

		6,161,458

Machinery (0.1%)
Caterpillar, Inc.
8.250%, 12/15/38	300,000	401,064
Deere & Co.
4.375%, 10/16/19	150,000	148,787
5.375%, 10/16/29	300,000	299,096
Dover Corp.
5.450%, 3/15/18	660,000	698,856
Roper Industries, Inc.
6.625%, 8/15/13	100,000	111,450
Snap-On, Inc.
6.125%, 9/1/21	100,000	104,546

		1,763,799

Road & Rail (0.1%)
Burlington Northern Santa Fe Corp.
5.900%, 7/1/12	1,342,000	1,457,502
4.700%, 10/1/19	150,000	148,529

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Canadian National Railway Co.
6.200%, 6/1/36	$680,000	$731,983
Canadian Pacific Railway Co.
7.250%, 5/15/19	220,000	249,929
CSX Corp.
6.250%, 3/15/18	650,000	702,356
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	318,472
5.900%, 6/15/19	550,000	594,246
Union Pacific Corp.
5.125%, 2/15/14	500,000	535,704
5.700%, 8/15/18	500,000	526,167

		5,264,888

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 5/15/15	100,000	99,253

Total Industrials		36,996,153

Information Technology (0.5%)
Communications Equipment (0.1%)
American Tower Corp.
4.625%, 4/1/15	150,000	154,262
Cisco Systems, Inc.
4.950%, 2/15/19	1,000,000	1,039,935
4.450%, 1/15/20	2,443,000	2,429,459
5.900%, 2/15/39	300,000	304,576
Harris Corp.
6.375%, 6/15/19	85,000	92,670
Motorola, Inc.
8.000%, 11/1/11	200,000	216,098
6.000%, 11/15/17	676,000	699,579
Nokia Oyj
5.375%, 5/15/19	200,000	210,657
6.625%, 5/15/39	95,000	104,235

		5,251,471

Computers & Peripherals (0.1%)
Dell, Inc.
3.375%, 6/15/12	270,000	280,585
5.875%, 6/15/19	125,000	135,269
7.100%, 4/15/28	100,000	111,308
Hewlett-Packard Co.
5.250%, 3/1/12	664,000	712,822
4.750%, 6/2/14	475,000	512,825
International Business Machines Corp.
2.100%, 5/6/13	500,000	503,493
5.700%, 9/14/17	1,000,000	1,108,184
6.500%, 1/15/28	1,379,000	1,539,015

		4,903,501

Electronic Equipment, Instruments & Components (0.1%)
Agilent Technologies, Inc.
4.450%, 9/14/12	2,000,000	2,095,922
Arrow Electronics, Inc.
6.000%, 4/1/20	100,000	100,896
Corning, Inc.
6.625%, 5/15/19	30,000	33,275

		2,230,093

IT Services (0.0%)
Electronic Data Systems Corp.
6.000%, 8/1/13	670,000	749,472

Office Electronics (0.1%)
Xerox Corp.
5.500%, 5/15/12	1,302,000	1,381,034
8.250%, 5/15/14	40,000	46,445
6.350%, 5/15/18	1,372,000	1,486,252
5.625%, 12/15/19	200,000	205,577

		3,119,308

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	105,611

Software (0.1%)
Adobe Systems, Inc.
3.250%, 2/1/15	100,000	100,396
4.750%, 2/1/20	125,000	122,780
Microsoft Corp.
2.950%, 6/1/14	190,000	192,898
4.200%, 6/1/19	125,000	126,607
5.200%, 6/1/39	185,000	183,069
Oracle Corp.
4.950%, 4/15/13	1,100,000	1,195,009
5.250%, 1/15/16	1,302,000	1,434,334
5.750%, 4/15/18	270,000	296,138
6.500%, 4/15/38	600,000	662,268

		4,313,499

Total Information Technology		20,672,955

Materials (0.7%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	194,664
Airgas, Inc.
2.850%, 10/1/13	100,000	99,778
Cabot Corp.
5.000%, 10/1/16	100,000	99,798
Dow Chemical Co.
6.125%, 2/1/11	600,000	623,876
4.850%, 8/15/12	6,100,000	6,450,860
6.000%, 10/1/12	1,312,000	1,428,209
7.600%, 5/15/14	370,000	422,389
8.550%, 5/15/19	310,000	375,019
9.400%, 5/15/39	225,000	301,599
E.I. du Pont de Nemours & Co.
5.875%, 1/15/14	300,000	333,588
3.250%, 1/15/15	400,000	402,435
6.000%, 7/15/18	350,000	388,976
5.600%, 12/15/36	100,000	98,763
Monsanto Co.
5.125%, 4/15/18	150,000	158,531
5.875%, 4/15/38	100,000	102,150
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	155,000	167,571
3.750%, 9/30/15	120,000	121,424
6.500%, 5/15/19	85,000	94,541
4.875%, 3/30/20	70,000	70,120
PPG Industries, Inc.
6.650%, 3/15/18	300,000	333,952
Praxair, Inc.
2.125%, 6/14/13	300,000	300,733
4.625%, 3/30/15	253,000	269,605
4.500%, 8/15/19	300,000	303,184
Sherwin-Williams Co.
3.125%, 12/15/14	100,000	100,492
Valspar Corp.
7.250%, 6/15/19	100,000	112,868

		13,355,125

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16	100,000	105,871

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
7.125%, 7/15/36	$200,000	$201,108

		306,979

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	55,000	59,151
6.800%, 8/1/19	45,000	50,260

		109,411

Metals & Mining (0.3%)
Alcoa, Inc.
5.900%, 2/1/27	665,000	589,076
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	232,704
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	319,324
9.000%, 2/15/15	225,000	268,723
6.125%, 6/1/18	250,000	262,427
9.850%, 6/1/19	250,000	317,749
Barrick Australian Finance Pty Ltd.
5.950%, 10/15/39	500,000	492,415
Barrick Gold Corp.
6.950%, 4/1/19	300,000	343,261
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	118,413
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	628,000	672,303
6.500%, 4/1/19	500,000	571,647
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	1,112,500
Newmont Mining Corp.
5.125%, 10/1/19	360,000	362,147
6.250%, 10/1/39	200,000	199,994
Nucor Corp.
5.850%, 6/1/18	300,000	325,659
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	650,000	714,476
8.950%, 5/1/14	360,000	433,801
9.000%, 5/1/19	215,000	275,938
7.125%, 7/15/28	500,000	572,326
Vale Overseas Ltd.
6.875%, 11/21/36	1,366,000	1,413,196
6.875%, 11/10/39	170,000	176,145
Xstrata Canada Corp.
5.500%, 6/15/17	724,000	733,238

		10,507,462

Paper & Forest Products (0.1%)
Georgia-Pacific LLC
8.125%, 5/15/11	1,500,000	1,575,000
International Paper Co.
5.300%, 4/1/15	400,000	422,538
9.375%, 5/15/19	200,000	250,020
7.500%, 8/15/21	200,000	227,263
7.300%, 11/15/39^	1,475,000	1,576,263
Koch Forest Products, Inc.
2.283%, 12/20/12(l)	27,077	26,799
2.290%, 12/20/12	63,276	62,627
2.302%, 12/20/12(l)	356,285	352,636

		4,493,146

Total Materials		28,772,123

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.3%)
Ameritech Capital Funding Corp.
6.550%, 1/15/28	531,000	521,774
AT&T Corp.
7.300%, 11/15/11	38,000	41,537
AT&T, Inc.
5.500%, 2/1/18^	2,335,000	2,478,950
6.150%, 9/15/34	676,000	667,805
6.800%, 5/15/36	682,000	721,090
6.500%, 9/1/37	1,950,000	2,022,031
6.400%, 5/15/38	1,332,000	1,369,475
BellSouth Capital Funding Corp.
7.875%, 2/15/30	687,000	798,476
BellSouth Corp.
5.200%, 9/15/14	1,107,000	1,192,740
6.000%, 11/15/34	290,000	279,976
British Telecommunications plc
9.625%, 12/15/30	693,000	872,680
Cincinnati Bell, Inc.
8.375%, 1/15/14	1,100,000	1,131,625
Deutsche Telekom International Finance B.V.
8.500%, 6/15/10^	2,400,000	2,435,489
4.875%, 7/8/14	500,000	525,726
6.750%, 8/20/18	500,000	560,204
6.000%, 7/8/19	250,000	267,880
8.750%, 6/15/30	668,000	855,514
Embarq Corp.
7.082%, 6/1/16	500,000	544,574
GTE Corp.
8.750%, 11/1/21	250,000	308,330
6.940%, 4/15/28	67,000	70,343
Qwest Corp.
7.625%, 6/15/15	1,580,000	1,726,150
8.375%, 5/1/16	750,000	843,750
6.500%, 6/1/17	650,000	676,812
Sprint Capital Corp.
7.625%, 1/30/11^	5,500,000	5,658,125
Telecom Italia Capital S.A.
0.861%, 7/18/11(l)	2,700,000	2,688,169
6.175%, 6/18/14	250,000	267,224
5.250%, 10/1/15	472,000	483,277
6.999%, 6/4/18	500,000	540,747
7.175%, 6/18/19	7,350,000	7,935,097
6.375%, 11/15/33	1,374,000	1,272,836
Telefonica Emisiones S.A.U.
5.984%, 6/20/11	1,350,000	1,419,116
4.949%, 1/15/15	1,440,000	1,520,565
6.421%, 6/20/16	300,000	333,276
6.221%, 7/3/17	669,000	733,670
5.877%, 7/15/19	145,000	155,300
7.045%, 6/20/36	300,000	338,223
Telefonica Europe B.V.
7.750%, 9/15/10	165,000	169,987
Verizon Communications, Inc.
5.350%, 2/15/11	600,000	624,231
4.350%, 2/15/13	500,000	530,340
5.550%, 2/15/16	1,315,000	1,437,668
5.500%, 2/15/18	298,000	315,844
8.750%, 11/1/18	3,250,000	4,077,158
7.750%, 12/1/30	678,000	806,766
7.750%, 6/15/32	127,000	149,394
5.850%, 9/15/35	262,000	254,996
6.400%, 2/15/38	667,000	692,034
Verizon Maryland, Inc.
Series B
5.125%, 6/15/33	139,000	113,160
Verizon New England, Inc.
6.500%, 9/15/11	797,000	847,422

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
7.875%, 11/15/29	$7,000	$7,674
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	312,000	332,331
Verizon New York, Inc.
Series A
6.875%, 4/1/12	500,000	544,425

		55,161,986

Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	1,322,000	1,396,537
5.000%, 3/30/20§	4,100,000	4,042,051
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, 5/20/11	4,935,000	5,088,617
5.250%, 2/1/12	500,000	532,828
5.550%, 2/1/14	500,000	546,421
8.500%, 11/15/18	1,270,000	1,584,527
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	1,348,000	1,521,174
Rogers Communications, Inc.
6.800%, 8/15/18	500,000	568,774
Sprint Nextel Corp.
0.688%, 6/28/10(l)	1,000,000	996,442
Vodafone Group plc
4.150%, 6/10/14	3,075,000	3,193,157
7.875%, 2/15/30	682,000	814,261
6.150%, 2/27/37	669,000	685,244

		20,970,033

Total Telecommunication Services		76,132,019

Utilities (1.7%)
Electric Utilities (0.9%)
Ameren Energy Generating Co.
6.300%, 4/1/20	100,000	100,491
Carolina Power & Light Co.
5.300%, 1/15/19	500,000	525,996
Cleco Power LLC
6.500%, 12/1/35	100,000	99,126
Columbus Southern Power Co.
6.600%, 3/1/33	651,000	702,047
Commonwealth Edison Co.
6.150%, 9/15/17	1,330,000	1,469,821
5.900%, 3/15/36	624,000	633,384
Consolidated Edison Co. of New York, Inc.
Series 02-B
4.875%, 2/1/13	1,305,000	1,402,521
Series 07-A
6.300%, 8/15/37	628,000	669,225
Series 08-B
6.750%, 4/1/38	400,000	451,260
Series 09-C
5.500%, 12/1/39	80,000	76,430
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	972,800
Detroit Edison Co.
5.600%, 6/15/18	250,000	264,558
6.625%, 6/1/36	100,000	110,780
Duke Energy Carolinas LLC
6.000%, 1/15/38	500,000	523,106
Duke Energy Corp.
3.350%, 4/1/15	100,000	99,364
5.050%, 9/15/19	300,000	303,518
Duke Energy Ohio, Inc.
5.700%, 9/15/12	1,245,000	1,348,823
Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	60,000	61,258
Entergy Louisiana LLC
5.400%, 11/1/24	75,000	75,113
Exelon Generation Co. LLC
5.350%, 1/15/14	300,000	319,888
FirstEnergy Corp.
Series B
6.450%, 11/15/11	29,000	30,759
Series C
7.375%, 11/15/31	522,000	540,209
FirstEnergy Solutions Corp.
4.800%, 2/15/15	500,000	511,711
6.800%, 8/15/39	497,000	486,624
Florida Power & Light Co.
5.550%, 11/1/17	500,000	537,894
4.950%, 6/1/35	875,000	782,769
5.950%, 2/1/38	309,000	316,759
5.690%, 3/1/40	100,000	98,902
Florida Power Corp.
4.550%, 4/1/20	50,000	49,671
5.900%, 3/1/33	582,000	591,734
6.350%, 9/15/37	400,000	431,923
6.400%, 6/15/38^	1,100,000	1,196,311
5.650%, 4/1/40	75,000	73,336
FPL Group Capital, Inc.
7.875%, 12/15/15	300,000	363,557
Georgia Power Co.
5.400%, 6/1/18	500,000	532,750
4.250%, 12/1/19	80,000	78,548
5.950%, 2/1/39	250,000	257,798
Hydro Quebec
7.500%, 4/1/16	300,000	362,141
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	282,168
Interstate Power and Light Co.
6.250%, 7/15/39	60,000	62,757
Massachusetts Electric Co.
5.900%, 11/15/39^§	785,000	795,207
MidAmerican Energy Co.
6.750%, 12/30/31	273,000	304,161
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	1,684,000	1,657,822
6.500%, 9/15/37	600,000	634,486
MidAmerican Funding LLC
6.927%, 3/1/29	682,000	747,800
Nevada Power Co.
7.125%, 3/15/19	500,000	563,043
Northern States Power Co.
5.250%, 3/1/18	500,000	523,568
5.350%, 11/1/39	120,000	113,746
NSTAR
4.500%, 11/15/19	100,000	99,510
NSTAR Electric Co.
5.500%, 3/15/40	50,000	49,369
Oglethorpe Power Corp.
5.950%, 11/1/39	205,000	210,284
Ohio Power Co.
5.375%, 10/1/21	95,000	96,976
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	500,000	561,723
7.250%, 1/15/33	250,000	281,204
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	564,506
6.050%, 3/1/34	657,000	676,588

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.400%, 1/15/40	$100,000	$94,122
PacifiCorp
6.000%, 1/15/39	500,000	514,075
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,282,225
Portland General Electric Co.
6.100%, 4/15/19	100,000	110,875
PPL Electric Utilities Corp.
6.250%, 5/15/39	75,000	80,075
Progress Energy, Inc.
6.000%, 12/1/39	100,000	97,464
PSEG Power LLC
6.950%, 6/1/12	400,000	441,288
2.500%, 4/15/13§	100,000	100,061
5.125%, 4/15/20§	80,000	79,949
Public Service Co. of Colorado
6.250%, 9/1/37	254,000	273,719
Public Service Electric & Gas Co.
6.330%, 11/1/13	500,000	567,210
5.300%, 5/1/18	250,000	263,694
5.800%, 5/1/37	250,000	255,261
Puget Sound Energy, Inc.
5.757%, 10/1/39	125,000	121,376
5.795%, 3/15/40	50,000	48,941
San Diego Gas & Electric Co.
6.125%, 9/15/37	200,000	214,417
6.000%, 6/1/39	30,000	31,770
Southern California Edison Co.
5.750%, 3/15/14	500,000	555,464
5.950%, 2/1/38	800,000	831,433
5.500%, 3/15/40	100,000	98,026
Southern Co.
4.150%, 5/15/14	125,000	130,465
Southwestern Electric Power Co.
6.200%, 3/15/40	25,000	24,941
Tampa Electric Co.
6.100%, 5/15/18	75,000	81,308
Toledo Edison Co.
7.250%, 5/1/20	30,000	34,688
TransAlta Corp.
4.750%, 1/15/15	300,000	309,807
6.500%, 3/15/40	70,000	69,204
Union Electric Co.
6.700%, 2/1/19	500,000	553,102
Virginia Electric & Power Co.
Series A
5.400%, 1/15/16	1,316,000	1,416,406

		35,359,189

Gas Utilities (0.5%)
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	206,611
CenterPoint Energy Resources Corp.
6.150%, 5/1/16	300,000	325,031
Consolidated Natural Gas Co.
Series A
5.000%, 3/1/14	75,000	79,631
Enbridge Energy Partners LP
5.200%, 3/15/20	30,000	30,131
Enterprise Products Operating LLC
5.250%, 1/31/20	250,000	252,272
EQT Corp.
8.125%, 6/1/19	250,000	297,010
NGPL Pipeco LLC
6.514%, 12/15/12§	14,400,000	15,798,614
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	250,000	265,420
Plains All American Pipeline LP
8.750%, 5/1/19	100,000	121,997
Rockies Express Pipeline LLC
3.900%, 4/15/15§	1,200,000	1,183,506
Sempra Energy
6.000%, 10/15/39	315,000	309,142
Southern California Gas Co.
5.500%, 3/15/14	200,000	217,599
Spectra Energy Capital LLC
8.000%, 10/1/19	100,000	117,878
Williams Partners LP
3.800%, 2/15/15§	200,000	199,641
5.250%, 3/15/20§	110,000	110,224
6.300%, 4/15/40§	140,000	139,119

		19,653,826

Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
4.750%, 8/1/13	1,000,000	1,086,559
5.500%, 7/18/17	676,000	753,025
6.750%, 11/1/25	697,000	825,080
6.150%, 1/15/38	691,000	768,801
5.250%, 9/15/39^	6,665,000	6,590,872

		10,024,337

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	201,564
Avista Corp.
5.125%, 4/1/22	55,000	55,205
Dominion Resources, Inc.
5.150%, 7/15/15	383,000	411,078
6.000%, 11/30/17	1,331,000	1,451,458
5.200%, 8/15/19	80,000	81,882
DTE Energy Co.
7.625%, 5/15/14	50,000	56,882
NiSource Finance Corp.
10.750%, 3/15/16	500,000	635,572
6.400%, 3/15/18	250,000	268,053
Sempra Energy
9.800%, 2/15/19	600,000	779,764

		3,941,458

Total Utilities		68,978,810

Total Corporate Bonds		1,301,208,008

Government Securities (68.4%)
Agency ABS (0.8%)
Federal Farm Credit Bank
0.228%, 10/7/11(l)	$4,000,000	3,999,904
1.750%, 2/21/13	1,000,000	997,596
2.375%, 11/4/13	100,000	100,108
Federal Home Loan Bank
0.750%, 7/8/11	500,000	500,116
1.375%, 10/19/11	300,000	300,156
1.000%, 12/28/11	500,000	499,901
1.250%, 2/10/12	200,000	199,747
1.125%, 3/23/12	100,000	99,749
1.350%, 4/9/12	200,000	199,729
1.550%, 8/10/12	200,000	200,262
1.750%, 12/14/12	500,000	501,589
1.850%, 12/21/12	100,000	99,612
2.000%, 2/19/13	100,000	100,090

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
1.625%, 3/20/13		$1,600,000	$1,598,301
2.350%, 10/7/13		100,000	100,089
3.000%, 1/29/15		100,000	100,056
Federal Home Loan Mortgage Corp.
0.750%, 9/15/11		100,000	99,661
1.250%, 12/15/11		100,000	99,697
1.000%, 12/22/11		100,000	99,646
1.250%, 1/19/12		100,000	99,874
1.250%, 1/27/12		100,000	99,948
1.300%, 3/30/12		200,000	199,180
1.125%, 4/25/12		200,000	199,635
1.250%, 6/15/12		100,000	99,376
2.000%, 11/5/12		500,000	502,104
1.700%, 12/17/12		300,000	298,976
1.875%, 3/8/13		200,000	199,266
1.800%, 3/18/13		100,000	99,373
2.000%, 3/29/13		500,000	499,095
2.125%, 6/18/13		100,000	99,438
2.200%, 12/17/13		100,000	99,222
3.150%, 1/22/15		500,000	501,970
3.000%, 2/17/15		100,000	99,419
3.000%, 3/16/15		100,000	99,961
3.125%, 3/16/15		100,000	100,273
3.000%, 3/17/15		50,000	50,263
3.050%, 4/9/15		100,000	99,774
4.750%, 1/22/20		100,000	100,901
Federal National Mortgage Association
1.000%, 4/4/12		500,000	497,951
1.500%, 9/24/12		100,000	99,650
2.050%, 10/19/12		500,000	500,388
1.750%, 12/28/12		200,000	199,703
2.050%, 1/28/13		200,000	199,628
1.800%, 2/8/13		200,000	199,843
1.800%, 3/15/13		200,000	199,092
1.850%, 3/25/13		200,000	199,103
2.000%, 4/8/13		200,000	199,712
3.250%, 4/9/13		500,000	520,876
2.150%, 4/12/13		100,000	100,327
1.750%, 5/7/13		300,000	299,236
2.050%, 8/26/13		100,000	99,694
2.125%, 9/10/13		100,000	100,171
2.100%, 9/16/13		200,000	199,022
3.125%, 11/10/14		300,000	303,034
3.125%, 1/21/15		200,000	201,810
3.000%, 3/9/15		200,000	200,252
4.000%, 1/20/17		700,000	705,489
6.000%, 3/9/20		100,000	106,527
4.300%, 3/30/20		100,000	99,348
Small Business Administration
Series 2003-10A
4.628%, 3/10/13		116,804	121,695
Series 2008-P10B
5.944%, 8/1/18		2,711,432	2,883,521
Small Business Administration Participation Certificates
Series 2004-20A
4.930%, 1/1/24		523,922	551,696
Series 2004-20C
4.340%, 3/1/24		3,450,901	3,566,527
Series 2005-20B
4.625%, 2/1/25		311,464	324,970
Series 2008-20A
5.170%, 1/1/28		834,216	891,008
Series 2008-20C
5.490%, 3/1/28		3,077,140	3,286,737
Series 2008-20G
5.870%, 7/1/28		3,224,365	3,528,815

			33,829,882

Agency CMO (0.2%)
Federal Home Loan Mortgage Corp.
4.500%, 2/15/15		386,630	386,267
4.500%, 1/15/16		788,247	796,757
5.000%, 7/15/19		118,653	118,456
5.500%, 2/15/26		20,159	20,126
5.500%, 4/15/26		386,395	390,993
5.500%, 1/15/31		449,703	472,038
Federal National Mortgage Association
4.500%, 2/25/17		723,486	739,862
4.500%, 3/25/17		612,001	627,090
5.500%, 5/25/27		204,851	204,856
6.000%, 8/25/28		97,653	97,985
6.000%, 1/25/32		1,216,425	1,237,955
8.600%, 6/25/32(l)		106,369	112,841
5.310%, 8/25/33		2,475,315	2,402,759
6.000%, 10/25/33		1,206,900	1,228,402
6.500%, 7/25/34		284,102	298,514
Government National Mortgage Association
Series 2002-40
6.500%, 6/20/32		131,021	140,965
Series 2009-26
6.170%, 1/16/38 IO(l)		3,867,930	454,445

			9,730,311

Foreign Governments (2.5%)
Bundesrepublik Deutschland
4.250%, 7/4/18	EUR	36,000,000	53,330,631
Export-Import Bank of China
5.250%, 7/29/14§		$3,700,000	4,001,639
Export-Import Bank of Korea
8.125%, 1/21/14		200,000	232,023
5.875%, 1/14/15		500,000	538,976
4.125%, 9/9/15		200,000	200,622
Federative Republic of Brazil
6.000%, 1/17/17		2,700,000	2,933,550
8.000%, 1/15/18		1,333,333	1,554,000
8.750%, 2/4/25		500,000	660,000
8.250%, 1/20/34		1,351,000	1,722,525
Hungary Government International Bond
4.750%, 2/3/15		250,000	257,145
Israel Government AID Bond
5.500%, 4/26/24		1,335,000	1,453,548
5.500%, 9/18/33		583,000	613,275
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		2,749,000	2,956,670
Province of British Columbia
6.500%, 1/15/26		300,000	344,512
7.250%, 9/1/36		500,000	636,258
Province of Manitoba
4.900%, 12/6/16		500,000	540,661
Province of Nova Scotia
5.125%, 1/26/17		1,455,000	1,596,077
Province of Ontario
2.625%, 1/20/12		1,500,000	1,539,211
3.500%, 7/15/13		1,000,000	1,043,126
4.100%, 6/16/14^		2,640,000	2,820,286
4.000%, 10/7/19		250,000	245,481
Series 1
1.875%, 11/19/12^		2,030,000	2,043,002
Province of Quebec
4.600%, 5/26/15		1,372,000	1,471,721
7.500%, 9/15/29		500,000	650,781

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Chile
5.500%, 1/15/13	$300,000	$327,300
Republic of Croatia
Series A
1.250%, 7/30/10(l)	102,955	102,324
Republic of Italy
5.625%, 6/15/12	1,256,000	1,357,227
4.500%, 1/21/15	2,699,000	2,832,789
6.875%, 9/27/23	656,000	752,336
Republic of Korea
5.750%, 4/16/14	500,000	546,040
7.125%, 4/16/19	300,000	351,498
Republic of Panama
9.375%, 4/1/29	298,000	404,535
Republic of Peru
8.375%, 5/3/16	300,000	364,950
7.125%, 3/30/19	100,000	115,850
7.350%, 7/21/25	500,000	580,000
6.550%, 3/14/37	677,000	724,390
Republic of Poland
5.250%, 1/15/14	600,000	645,305
6.375%, 7/15/19	700,000	766,863
Republic of South Africa
7.375%, 4/25/12	60,000	65,943
6.500%, 6/2/14	1,480,000	1,629,850
6.875%, 5/27/19	500,000	558,125
5.500%, 3/9/20	300,000	303,750
State of Israel
5.500%, 11/9/16	656,000	721,668
United Mexican States
6.625%, 3/3/15	670,000	757,100
8.125%, 12/30/19	1,356,000	1,688,220
5.125%, 1/15/20	800,000	808,000
8.300%, 8/15/31	1,370,000	1,760,450
6.750%, 9/27/34	1,078,000	1,185,800
6.050%, 1/11/40	500,000	498,750

		103,234,783

Municipal Bonds (1.4%)
American Municipal Power-Ohio, Inc.
6.449%, 2/15/44	100,000	101,725
Bay Area Toll Authority California State
6.263%, 4/1/49	500,000	499,675
California State University, Class A
5.000%, 11/1/30	300,000	304,818
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	100,000	98,187
Chabot-Las Positas, California Community College District
(Zero Coupon), 8/1/22	6,230,000	3,154,934
Chicago, Illinois Metropolitan Water Reclamation
5.720%, 12/1/38	775,000	792,957
City of Chicago, Illinois, Class A
4.750%, 1/1/36	400,000	392,972
City of San Antonio, Texas
5.985%, 2/1/39	50,000	52,516
Clark County, Nevada Airport Revenue
6.881%, 7/1/42	100,000	100,503
6.820%, 7/1/45	150,000	153,904
Dallas, Texas Area Rapid Transit
6.249%, 12/1/34	400,000	405,652
Indianapolis, Indiana Local Public Improvement
6.116%, 1/15/40	100,000	101,211
Los Angeles Department of Airports
6.582%, 5/15/39	100,000	101,483
Los Angeles Department of Water & Power
6.008%, 7/1/39	100,000	98,646
Los Angeles, California Community College District
5.000%, 8/1/27	1,100,000	1,141,547
Los Angeles, California Unified School District
4.500%, 7/1/22	1,500,000	1,539,045
4.500%, 7/1/24	1,300,000	1,313,520
4.500%, 7/1/25	1,700,000	1,681,419
4.500%, 1/1/28	1,500,000	1,415,325
5.755%, 7/1/29	100,000	93,273
5.750%, 7/1/34	200,000	182,990
6.758%, 7/1/34	575,000	594,458
Los Gatos, California Union School District, Class B
5.000%, 8/1/30	160,000	163,718
Metropolitan Transportation Authority
5.871%, 11/15/39	100,000	90,357
6.668%, 11/15/39	75,000	75,458
7.336%, 11/15/39	1,065,000	1,207,710
Metropolitan Washington Airports Authority
7.462%, 10/1/46	13,000,000	13,372,710
Municipal Electric Authority of Georgia
6.637%, 4/1/57	100,000	99,187
7.055%, 4/1/57	100,000	96,945
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,185,000	1,379,850
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	4,500,000	4,626,000
6.561%, 12/15/40	200,000	209,068
New York City Municipal Water Finance Authority
5.750%, 6/15/41	200,000	194,690
5.952%, 6/15/42	200,000	201,556
6.011%, 6/15/42	35,000	35,316
New York State Dormitory Authority, Class F
5.628%, 3/15/39	875,000	859,688
New York State Urban Development Corp.
5.770%, 3/15/39	100,000	98,873
Pennsylvania State Turnpike Commission
6.105%, 12/1/39	250,000	254,940
Port Authority of New York & New Jersey
6.040%, 12/1/29	620,000	634,440
Puerto Rico Sales Tax Financing Corp.
(Zero Coupon), 8/1/54	1,100,000	63,492
San Diego County, California Water Authority
6.138%, 5/1/49	100,000	102,580
State of California
4.850%, 10/1/14	250,000	255,920
5.450%, 4/1/15	4,025,000	4,197,351
5.950%, 4/1/16	35,000	36,391
5.750%, 3/1/17	100,000	101,773
6.200%, 3/1/19	100,000	102,156
6.200%, 10/1/19	200,000	204,546
6.650%, 3/1/22	100,000	103,615
4.500%, 8/1/28	1,400,000	1,247,932
7.500%, 4/1/34	175,000	180,574
7.950%, 3/1/36	100,000	102,433
7.550%, 4/1/39	3,085,000	3,189,489
7.300%, 10/1/39	1,795,000	1,801,354
7.350%, 11/1/39	225,000	227,207
7.625%, 3/1/40	165,000	171,793
State of Georgia
4.503%, 11/1/25	100,000	101,049
State of Illinois
2.766%, 1/1/12	100,000	100,685
3.321%, 1/1/13	100,000	100,468
4.071%, 1/1/14	100,000	100,792

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
4.421%, 1/1/15	$100,000	$100,792
5.100%, 6/1/33	1,500,000	1,229,730
State of Illinois Toll Highway Authority
6.184%, 1/1/34	1,055,000	1,076,649
5.851%, 12/1/34	100,000	97,860
State of Iowa
6.750%, 6/1/34	1,800,000	1,858,752
State of Massachusetts
5.456%, 12/1/39	200,000	199,672
State of New York
5.206%, 10/1/31	150,000	136,561
State of Texas
4.750%, 4/1/37	300,000	301,980
5.517%, 4/1/39	2,110,000	2,094,935
State of Utah
4.554%, 7/1/24	120,000	120,140
State of Washington
5.481%, 8/1/39	100,000	101,553
University of Virginia
6.200%, 9/1/39	225,000	245,495
Utah Transit Authority
5.937%, 6/15/39	40,000	41,739

		58,018,724

Supranational (1.0%)
African Development Bank
1.750%, 10/1/12	375,000	376,785
3.000%, 5/27/14	200,000	203,995
Asian Development Bank
2.125%, 3/15/12	2,000,000	2,036,400
2.750%, 5/21/14	300,000	304,936
Corp. Andina de Fomento
8.125%, 6/4/19	475,000	558,010
Eksportfinans A/S
5.000%, 2/14/12	1,232,000	1,314,720
1.875%, 4/2/13	4,975,000	4,955,752
3.000%, 11/17/14^	2,550,000	2,559,794
5.500%, 5/25/16	1,675,000	1,844,867
European Bank for Reconstruction & Development
1.250%, 6/10/11	200,000	201,063
3.625%, 6/17/13	400,000	419,315
European Investment Bank
3.250%, 10/14/11	2,000,000	2,069,846
2.000%, 2/10/12	500,000	507,602
1.750%, 9/14/12	1,500,000	1,510,236
4.625%, 5/15/14	4,320,000	4,678,141
3.125%, 6/4/14	500,000	512,686
4.875%, 2/16/16	1,334,000	1,447,306
4.875%, 2/15/36	200,000	197,900
Export Development Canada
2.625%, 11/15/11	1,000,000	1,025,145
1.750%, 9/24/12	500,000	503,572
Inter-American Development Bank
5.000%, 4/5/11	1,199,000	1,251,636
1.750%, 10/22/12	500,000	503,013
4.250%, 9/10/18	1,368,000	1,424,374
International Bank for Reconstruction & Development
3.500%, 10/8/13	1,000,000	1,051,297
3.625%, 5/21/13	1,000,000	1,056,463
7.625%, 1/19/23	694,000	915,184
4.750%, 2/15/35	100,000	96,735
International Finance Corp.
3.500%, 5/15/13	475,000	497,298
3.000%, 4/22/14	510,000	517,572
Japan Finance Corp.
2.000%, 6/24/11	2,400,000	2,423,861
2.125%, 11/5/12	475,000	479,824
Korea Development Bank
8.000%, 1/23/14	500,000	576,621
Nordic Investment Bank
1.625%, 1/28/13	500,000	499,257
5.000%, 2/1/17	300,000	324,428
Svensk Exportkredit AB
3.250%, 9/16/14	575,000	587,429

		39,433,063

U.S. Government Agencies (29.5%)
Federal Farm Credit Bank
5.375%, 7/18/11	1,250,000	1,324,532
3.875%, 8/25/11	1,355,000	1,412,787
2.000%, 1/17/12	500,000	508,408
2.125%, 6/18/12	1,000,000	1,017,035
1.875%, 12/7/12	300,000	301,481
3.750%, 6/17/14	250,000	251,941
3.700%, 4/1/16	250,000	250,000
5.125%, 8/25/16	685,000	759,168
4.875%, 1/17/17	840,000	910,196
Federal Home Loan Bank
3.375%, 6/24/11	4,000,000	4,121,848
1.625%, 7/27/11	400,000	404,433
4.875%, 11/18/11	5,420,000	5,761,200
2.250%, 4/13/12	3,000,000	3,063,423
2.000%, 7/27/12	500,000	502,071
2.000%, 10/5/12	500,000	502,777
2.000%, 12/28/12	500,000	499,539
5.125%, 8/14/13	500,000	551,276
4.000%, 9/6/13	500,000	532,703
4.500%, 9/16/13	500,000	540,675
2.500%, 10/15/13	200,000	199,863
3.625%, 10/18/13	1,000,000	1,056,161
5.250%, 6/18/14	1,000,000	1,111,919
5.500%, 8/13/14	500,000	562,667
5.250%, 6/5/17	1,350,000	1,487,280
5.000%, 11/17/17	2,740,000	2,994,664
5.500%, 7/15/36	690,000	710,099
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	2,450,000	2,573,225
Federal Home Loan Mortgage Corp.
4.000%, 6/1/10	236,239	237,017
1.750%, 4/20/11	250,000	250,139
1.625%, 4/26/11	5,000,000	5,054,035
1.700%, 6/29/11	500,000	501,407
1.750%, 7/27/11	1,000,000	1,000,999
1.625%, 8/11/11	1,000,000	1,001,407
2.000%, 10/14/11	500,000	500,300
1.125%, 12/15/11	10,065,000	10,087,988
2.125%, 3/23/12	10,000,000	10,180,780
2.200%, 4/20/12	250,000	250,240
2.000%, 4/27/12	250,000	252,686
2.050%, 5/11/12	1,000,000	1,001,840
1.750%, 6/15/12^	1,900,000	1,918,350
2.000%, 6/15/12	500,000	501,461
2.000%, 9/28/12	500,000	500,551
2.000%, 10/1/12	1,000,000	1,000,000
2.500%, 4/8/13	750,000	761,559
4.875%, 11/15/13	5,440,000	5,969,959
6.000%, 1/1/14	11,685	12,613
5.500%, 2/1/14	88,055	94,247
3.000%, 4/21/14	250,000	250,417

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 4/29/14	$500,000	$502,017
6.000%, 7/1/14	7,367	7,953
3.000%, 7/28/14	400,000	408,859
3.625%, 8/25/14	250,000	253,036
3.000%, 12/30/14	400,000	402,276
4.500%, 1/15/15	2,710,000	2,930,532
4.750%, 11/17/15	2,928,000	3,185,257
6.000%, 2/1/17	231,875	251,943
6.000%, 3/1/17	7,161	7,776
6.500%, 3/1/17	67,043	72,663
6.000%, 4/1/17	191,120	207,672
6.000%, 5/1/17	1,805	1,958
6.000%, 7/1/17	15,269	16,649
6.000%, 8/1/17	57,993	63,103
5.500%, 11/1/17	56,443	60,961
4.340%, 12/18/17	1,000,000	1,004,830
4.875%, 6/13/18	4,000,000	4,280,372
3.750%, 3/27/19	500,000	487,767
4.500%, 4/1/21	4,727,032	4,954,336
5.000%, 1/1/22	1,880,113	1,999,383
5.000%, 7/1/22	745,991	788,652
5.000%, 3/1/23	851,610	899,872
5.000%, 4/1/23	1,496,879	1,581,546
5.000%, 5/1/23	1,550,520	1,642,582
5.000%, 7/1/23	212,611	224,637
5.000%, 8/1/23	554,838	586,221
5.000%, 10/1/23	910,968	962,495
5.000%, 11/1/23	48,069	50,788
4.500%, 12/1/23	3,898,313	4,046,783
4.000%, 4/1/24	1,429,676	1,452,852
5.000%, 4/1/24	1,184,632	1,251,638
5.000%, 5/1/24	376,119	397,393
4.000%, 7/1/24	1,329,107	1,350,653
4.000%, 8/1/24	3,823,702	3,885,688
4.500%, 8/1/24	2,913,507	3,027,202
6.750%, 3/15/31	693,000	841,216
3.064%, 11/1/31(l)	16,762	17,292
6.250%, 7/15/32	836,000	967,622
5.000%, 4/1/34	1,017,709	1,057,542
5.000%, 10/1/34	5,921,941	6,150,028
4.759%, 1/1/35(l)	1,079,916	1,125,469
6.000%, 2/1/35	545,550	590,643
5.500%, 10/1/35	212,356	224,641
5.500%, 11/1/35	9,178,978	9,709,997
5.328%, 4/1/36(l)	1,936,872	2,034,927
5.543%, 4/1/36(l)	1,765,391	1,862,743
5.000%, 5/1/36	149,437	154,726
5.877%, 11/1/36(l)	728,663	762,225
6.500%, 11/1/36	10,428,927	11,365,086
5.637%, 1/1/37(l)	1,569,517	1,642,039
5.395%, 6/1/37(l)	545,003	576,118
5.448%, 6/1/37(l)	5,082,776	5,340,005
5.541%, 6/1/37(l)	616,468	653,604
6.000%, 6/1/37	7,336,665	7,910,897
5.426%, 7/1/37(l)	986,626	1,038,075
5.500%, 8/1/37	547,751	579,025
6.000%, 8/1/37	836,930	897,738
5.500%, 10/1/37	3,495,607	3,692,371
6.000%, 10/1/37	7,718,671	8,315,464
6.000%, 11/1/37	485,218	520,472
6.000%, 12/1/37	562,559	603,433
5.500%, 1/1/38	321,501	339,799
6.000%, 1/1/38	2,782,193	2,997,378
5.500%, 2/1/38	2,320,217	2,450,820
6.000%, 3/1/38	3,402,998	3,664,306
5.000%, 4/1/38	2,861,191	2,958,426
5.500%, 4/1/38	15,210,990	16,067,204
5.500%, 5/1/38	1,291,716	1,366,040
6.000%, 6/1/38	269,770	289,370
5.500%, 8/1/38	10,417,559	11,003,954
6.000%, 8/1/38	134,942	144,746
6.000%, 9/1/38	72,183	77,472
6.000%, 11/1/38	373,118	400,228
6.000%, 1/1/39	788,006	845,260
4.500%, 2/1/39	4,429,031	4,443,736
4.000%, 4/1/39	3,998,601	3,880,361
4.000%, 5/1/39	3,904,969	3,789,498
4.500%, 6/1/39	22,513,403	22,588,154
5.000%, 7/1/39	4,876,072	5,039,496
5.000%, 8/1/39	2,604,970	2,693,042
4.500%, 9/1/39	1,959,959	1,966,467
5.000%, 9/1/39	3,468,797	3,585,056
4.500%, 10/1/39	2,299,342	2,306,977
4.500%, 12/1/39	3,470,700	3,482,224
5.500%, 1/1/40	1,631,472	1,723,306
4.000%, 2/1/40	1,000,000	970,430
4.500%, 2/1/40	2,994,369	3,005,247
5.500%, 2/1/40	1,468,444	1,551,101
4.500%, 4/15/25 TBA	1,000,000	1,036,719
5.000%, 4/15/25 TBA	1,000,000	1,055,469
4.500%, 4/15/40 TBA	5,000,000	5,009,765
5.000%, 4/15/40 TBA	5,800,000	5,988,953
5.500%, 4/15/40 TBA	7,500,000	7,920,117
Federal National Mortgage Association
2.000%, 4/1/11	2,000,000	2,000,000
1.750%, 4/15/11	500,000	500,184
2.125%, 4/15/11	250,000	250,136
6.000%, 5/15/11	2,711,000	2,874,750
1.250%, 9/28/11	500,000	500,223
1.000%, 11/23/11	1,165,000	1,165,987
1.430%, 12/8/11	250,000	250,446
2.000%, 1/9/12	5,000,000	5,078,490
2.250%, 4/9/12	250,000	250,104
2.150%, 4/13/12	500,000	500,291
1.500%, 4/26/12	500,000	500,271
2.000%, 9/28/12	1,500,000	1,507,794
1.875%, 10/29/12	500,000	500,070
4.625%, 5/1/13	1,695,000	1,809,446
4.625%, 10/15/13	3,790,000	4,125,112
5.125%, 1/2/14	607,000	659,202
2.750%, 2/5/14	1,500,000	1,527,996
3.150%, 2/18/14	250,000	252,395
2.750%, 3/13/14	3,000,000	3,053,706
2.900%, 4/7/14	250,000	251,508
3.000%, 5/12/14	500,000	501,575
2.500%, 5/15/14	5,000,000	5,028,440
3.000%, 7/28/14	500,000	503,724
3.000%, 9/29/14	500,000	506,663
3.125%, 9/29/14	500,000	501,146
2.625%, 11/20/14	500,000	500,032
7.000%, 4/1/15	29,440	31,438
4.375%, 10/15/15	2,028,000	2,163,846
7.000%, 4/1/16	42,469	45,628
3.450%, 4/8/16	500,000	500,282
6.000%, 8/1/16	124,986	134,765
4.875%, 12/15/16	2,050,000	2,211,788
5.500%, 2/1/17	194,458	209,286
5.500%, 6/1/17	62,175	66,978
5.375%, 6/12/17	1,500,000	1,660,977
5.500%, 8/1/17	60,439	65,203

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 10/1/17	$53,677	$57,853
5.500%, 12/1/17	4,223	4,552
5.500%, 1/1/18	172,827	186,276
5.500%, 4/1/18	195,252	210,415
5.000%, 11/1/18	11,837	12,620
5.500%, 11/1/18	1,903,517	2,051,864
5.500%, 3/1/19	181,917	196,055
5.500%, 5/1/19	297,362	320,454
4.250%, 5/21/19	250,000	251,288
5.500%, 7/1/19	24,491	26,381
5.500%, 8/1/19	199,038	214,401
5.500%, 9/1/19	82,109	88,447
5.500%, 11/1/19	106,912	115,127
5.500%, 6/1/20	994,794	1,071,937
5.000%, 8/1/20	13,843	14,761
5.500%, 10/1/20	188,284	202,897
4.500%, 12/1/20	16,014,984	16,835,126
5.500%, 1/1/21	121,277	130,553
5.500%, 2/1/21	70,930	76,283
6.000%, 5/1/21	459,628	498,894
6.000%, 8/1/21	1,919,790	2,083,133
6.000%, 10/1/21	701,393	760,655
5.000%, 3/1/22	325,242	343,460
5.000%, 10/1/22	15,480	16,473
5.000%, 12/1/22	7,017,957	7,406,686
5.500%, 12/1/22	3,626,589	3,877,618
5.000%, 2/1/23	16,701	17,626
5.500%, 3/1/23	436,676	467,311
4.000%, 4/1/23	2,228,372	2,269,718
4.500%, 4/1/23	563,955	585,434
5.000%, 4/1/23	523,028	551,999
4.500%, 5/1/23	1,450,418	1,505,658
5.000%, 5/1/23	1,595,772	1,684,163
4.000%, 6/1/23	1,333,109	1,357,844
5.000%, 7/1/23	599,054	632,236
5.000%, 8/1/23	1,083,069	1,143,061
5.500%, 8/1/23	4,422,649	4,728,779
4.804%, 2/1/24(l)	2,554	2,670
4.500%, 4/1/24	9,105,499	9,452,290
4.500%, 5/1/24	1,962,743	2,037,496
4.000%, 6/1/24	3,739,790	3,799,831
5.022%, 6/1/24(l)	1,407	1,471
4.500%, 7/1/24	3,722,395	3,864,166
5.800%, 2/9/26	680,000	702,843
3.022%, 1/1/28(l)	139,514	143,457
7.125%, 1/15/30	1,586,000	1,993,083
7.000%, 4/1/32	28,804	32,409
6.500%, 6/1/32	51,521	56,631
6.500%, 8/1/32	58,721	64,554
6.500%, 9/1/32	518,558	569,975
5.500%, 12/1/32	42,431	44,970
5.000%, 1/1/33	1,999,497	2,075,181
2.509%, 3/1/33(l)	162,465	167,420
5.500%, 3/1/33	2,010,921	2,130,948
5.500%, 6/1/33	115,692	122,598
5.000%, 7/1/33	401,651	416,791
5.000%, 8/1/33	4,810,626	4,991,778
5.000%, 11/1/33	1,066,991	1,107,045
5.000%, 2/1/34	547,914	568,140
6.000%, 2/1/34	1,875,378	2,026,653
5.000%, 3/1/34	2,897,472	3,006,241
5.000%, 4/1/34	1,049,046	1,087,771
5.000%, 5/1/34	1,306,116	1,354,330
5.000%, 7/1/34	1,659,748	1,720,498
5.000%, 8/1/34	2,416,415	2,507,125
5.500%, 8/1/34	79,190	83,781
6.000%, 8/1/34	1,135,440	1,226,851
5.500%, 10/1/34	11,025,915	11,682,302
5.500%, 11/1/34	2,328,078	2,463,034
5.000%, 12/1/34	1,821,046	1,888,268
5.000%, 2/1/35	382,850	396,504
5.500%, 2/1/35	2,437,282	2,578,568
6.500%, 2/1/35	710,166	775,273
5.000%, 3/1/35	492,363	510,384
4.833%, 4/1/35(l)	1,764,494	1,842,423
6.000%, 4/1/35	10,941,993	11,826,328
5.000%, 6/1/35	16,653,731	17,263,284
5.500%, 8/1/35	6,058,533	6,406,310
5.000%, 9/1/35	893,960	927,518
5.500%, 9/1/35	390,085	411,601
4.500%, 10/1/35	231,046	233,600
5.500%, 10/1/35	7,612,109	8,035,137
5.000%, 11/1/35	7,098,003	7,348,929
5.500%, 12/1/35	4,056,001	4,287,320
3.407%, 1/1/36(l)	2,580,733	2,689,310
5.000%, 2/1/36	8,085,569	8,363,826
6.000%, 3/1/36	11,741,677	12,532,864
5.500%, 4/1/36	1,499,269	1,581,963
5.500%, 6/1/36	6,189,565	6,559,542
5.000%, 7/1/36	18,565,984	19,181,708
6.000%, 8/1/36	299,721	318,137
6.500%, 8/1/36	2,674,108	2,888,258
6.000%, 9/1/36	5,924,400	6,296,615
6.000%, 10/1/36	5,120,838	5,436,764
6.500%, 10/1/36	1,946,822	2,107,055
6.000%, 11/1/36	1,570,813	1,666,991
6.000%, 12/1/36	3,260,987	3,459,839
6.500%, 12/1/36	1,727,748	1,863,471
6.000%, 1/1/37	961,899	1,020,102
5.000%, 2/1/37	425,460	439,038
5.500%, 2/1/37	2,459,292	2,591,380
6.000%, 2/1/37	1,160,683	1,230,914
5.500%, 4/1/37	249,119	264,884
6.000%, 4/1/37	6,758,294	7,189,086
7.000%, 4/1/37	2,029,192	2,218,557
5.500%, 5/1/37	233,873	248,382
6.000%, 6/1/37	212,982	225,869
5.000%, 7/1/37	1,506,604	1,554,686
5.500%, 7/1/37	564,542	600,267
6.000%, 7/1/37	3,644,427	3,867,206
5.625%, 7/15/37	695,000	727,031
5.500%, 8/1/37	613,936	649,762
6.000%, 8/1/37	27,745	29,406
5.000%, 9/1/37	213,952	220,780
5.826%, 9/1/37(l)	7,560,626	7,967,320
5.500%, 10/1/37	337,088	358,104
6.500%, 10/1/37	4,103,277	4,425,608
5.000%, 11/1/37	146,866	151,554
6.000%, 11/1/37	2,650,774	2,850,571
7.500%, 11/1/37	562,968	615,123
6.500%, 12/1/37	3,913,159	4,220,557
5.000%, 1/1/38	935,035	964,876
5.000%, 2/1/38	20,416,460	21,106,299
5.500%, 2/1/38	1,943,901	2,046,867
6.000%, 2/1/38	3,668,888	3,912,668
5.000%, 3/1/38	3,756,195	3,876,071
4.500%, 4/1/38	903,388	906,317
5.500%, 4/1/38	437,756	466,004
5.500%, 5/1/38	2,767,278	2,945,854
6.000%, 5/1/38	9,658,351	10,236,720

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 6/1/38	$504,044	$520,130
5.500%, 6/1/38	37,234,626	39,212,827
6.000%, 6/1/38	1,300,291	1,399,285
5.500%, 7/1/38	174,303	185,551
6.000%, 7/1/38	542,055	578,919
6.000%, 8/1/38	1,988,783	2,133,626
5.500%, 9/1/38	3,287,776	3,473,227
6.500%, 9/1/38	379,602	411,320
6.000%, 11/1/38	858,616	910,033
6.500%, 11/1/38	2,747,272	2,976,819
5.500%, 12/1/38	7,457,375	7,938,609
4.500%, 1/1/39	749,051	751,480
5.354%, 1/1/39(l)	9,121,368	9,665,475
4.000%, 2/1/39	2,914,303	2,829,492
4.500%, 2/1/39	882,428	885,289
4.500%, 3/1/39	2,719,082	2,727,898
4.500%, 4/1/39	66,759	66,976
4.500%, 5/1/39	12,116,864	12,161,383
4.000%, 6/1/39	2,931,753	2,846,434
4.500%, 6/1/39	14,672,592	14,722,482
4.500%, 7/1/39	5,023,080	5,039,366
4.000%, 8/1/39	6,908,289	6,707,247
4.500%, 8/1/39	831,655	834,351
4.000%, 9/1/39	4,434,100	4,305,061
6.000%, 9/1/39	4,434,278	4,731,686
4.500%, 10/1/39	2,938,666	2,954,162
5.000%, 12/1/39	1,489,133	1,536,657
4.000%, 1/1/40	995,129	966,170
4.500%, 1/1/40	2,975,844	2,988,282
4.500%, 2/1/40	36,497,009	36,615,807
5.000%, 2/1/40	17,284,636	17,836,259
5.500%, 2/1/40	1,857,337	1,955,718
4.500%, 3/1/40	16,000,000	16,051,875
5.000%, 4/1/40	5,000,000	5,166,602
3.128%, 12/1/40(l)	97,723	100,840
4.000%, 4/25/25 TBA	13,300,000	13,490,149
5.000%, 4/25/25 TBA	7,700,000	8,119,289
5.500%, 4/25/25 TBA	3,900,000	4,168,734
4.000%, 4/25/40 TBA	7,600,000	7,368,437
4.500%, 4/25/40 TBA	49,600,000	49,693,000
5.000%, 4/25/40 TBA	4,400,000	4,537,844
6.000%, 4/25/40 TBA	10,100,000	10,726,515
6.500%, 4/25/40 TBA	12,000,000	13,005,000
4.500%, 5/25/40 TBA	26,000,000	25,954,297
5.500%, 6/25/40 TBA	50,400,000	52,821,563
6.000%, 6/25/40 TBA	5,500,000	5,845,684
Government National Mortgage Association
3.625%, 7/20/27(l)	6,711	6,927
6.000%, 1/15/29	21,469	23,295
6.000%, 6/15/29	13,531	14,677
6.000%, 12/15/31	23,776	25,774
7.000%, 2/15/32	23,629	26,159
6.500%, 5/15/32	267,811	294,142
6.000%, 7/15/32	23,791	25,791
6.000%, 8/15/32	20,192	21,889
6.000%, 1/15/33	18,557	20,133
6.500%, 1/15/33	230,740	253,427
6.000%, 2/15/33	44,494	48,247
6.500%, 2/15/33	290,997	320,057
7.000%, 2/15/33	18,405	20,354
5.500%, 4/15/33	63,000	67,154
6.500%, 6/15/34	287,350	315,602
6.500%, 8/15/34	2,342,253	2,572,544
6.000%, 9/15/34	487,291	526,560
6.000%, 12/15/34	62,963	67,919
6.000%, 1/15/35	151,097	162,990
6.000%, 2/15/35	74,549	80,417
6.000%, 3/15/35	304,744	328,731
6.000%, 5/15/35	26,346	28,556
6.000%, 7/15/35	177,164	191,966
6.000%, 9/15/35	26,822	29,033
6.000%, 10/15/35	58,688	63,124
6.000%, 12/15/35	82,772	89,029
6.500%, 12/15/35	2,669,848	2,932,348
6.000%, 1/15/36	85,947	92,596
6.000%, 2/15/36	59,389	63,767
6.000%, 3/15/36	58,185	62,474
6.000%, 4/15/36	78,975	84,976
6.000%, 5/15/36	288,725	310,007
6.000%, 6/15/36	392,136	420,588
6.000%, 7/15/36	937,088	1,004,405
6.000%, 8/15/36	1,221,342	1,311,590
6.000%, 9/15/36	612,217	656,196
6.000%, 10/15/36	1,046,481	1,121,655
6.000%, 11/15/36	52,075	55,751
6.000%, 2/15/37	640,409	685,612
6.000%, 6/15/37	29,321	31,354
6.000%, 11/15/37	21,383	22,859
6.000%, 2/15/38	310,654	332,582
6.000%, 4/15/38	2,725,292	2,931,673
6.000%, 5/15/38	802,245	857,368
6.000%, 6/15/38	397,304	424,603
6.000%, 8/15/38	41,865	44,742
6.000%, 9/15/38	277,540	296,610
6.000%, 10/15/38	1,561,307	1,668,586
6.000%, 11/15/38	184,318	196,983
5.500%, 12/15/38	1,118,487	1,184,373
6.000%, 12/15/38	2,880,433	3,078,351
6.500%, 12/15/38	676,650	729,222
5.500%, 1/15/39	19,703,978	20,864,664
6.000%, 1/15/39	252,483	269,831
5.000%, 2/15/39	8,657,775	9,012,203
4.500%, 3/15/39	1,968,383	1,994,833
4.500%, 4/15/39	6,831,441	6,923,239
4.000%, 6/15/39	846,539	830,203
4.500%, 6/15/39	7,926,004	8,032,510
4.000%, 7/15/39	443,660	435,099
5.500%, 7/15/39	121,694	128,863
4.000%, 8/15/39	671,886	658,921
4.500%, 8/15/39	1,850,653	1,877,835
5.000%, 8/15/39	46,721	48,633
4.500%, 9/15/39	1,122,064	1,137,141
5.000%, 9/15/39	11,692,087	12,173,066
5.500%, 10/15/39	3,481,129	3,686,189
5.000%, 11/15/39	1,486,595	1,548,614
4.500%, 12/15/39	2,987,626	3,028,239
4.500%, 1/15/40	2,991,930	3,032,134
4.500%, 4/15/40 TBA	3,000,000	3,033,750
5.000%, 4/15/40 TBA	17,600,000	18,270,453
Resolution Funding Corp.
0.000%, 7/15/18 STRIPS	75,000	53,042
0.000%, 10/15/18 STRIPS	75,000	52,195
Small Business Administration
4.524%, 2/10/13	47,411	49,339
Series P10A
4.504%, 2/1/14	247,067	256,648
U.S. Department of Housing and Urban Development
Series 03-A
5.380%, 8/1/18	1,660,000	1,781,190

		1,232,582,588

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasuries (33.0%)
U.S. Treasury Bonds
11.250%, 2/15/15	$2,716,000	$3,812,585
9.250%, 2/15/16	3,684,000	4,964,190
7.250%, 5/15/16	2,734,000	3,394,431
7.500%, 11/15/16	4,095,000	5,171,539
8.875%, 8/15/17	4,107,000	5,607,661
8.500%, 2/15/20	5,627,000	7,782,844
8.750%, 5/15/20	3,800,000	5,355,625
8.750%, 8/15/20	1,500,000	2,120,157
7.875%, 2/15/21	1,500,000	2,017,500
8.125%, 5/15/21	9,450,000	12,942,068
8.000%, 11/15/21	17,975,000	24,490,938
7.625%, 11/15/22	1,000,000	1,339,219
7.125%, 2/15/23	500,000	644,375
6.250%, 8/15/23	3,000,000	3,605,157
6.750%, 8/15/26	1,755,000	2,229,124
6.625%, 2/15/27	3,573,000	4,491,933
6.375%, 8/15/27	1,634,000	2,007,523
6.125%, 11/15/27	2,258,000	2,704,659
6.125%, 8/15/29	5,588,000	6,728,298
6.250%, 5/15/30	1,000,000	1,224,062
5.375%, 2/15/31	2,770,000	3,064,312
4.750%, 2/15/37	5,081,000	5,150,864
5.000%, 5/15/37	2,293,000	2,414,458
4.375%, 2/15/38	7,204,000	6,850,557
3.500%, 2/15/39	1,500,000	1,213,828
4.250%, 5/15/39	4,500,000	4,169,529
4.500%, 8/15/39#	7,425,000	7,169,766
4.375%, 11/15/39	2,000,000	1,891,250
4.625%, 2/15/40	4,500,000	4,435,312
U.S. Treasury Notes
4.875%, 4/30/11	2,500,000	2,617,970
0.875%, 5/31/11	10,000,000	10,042,970
4.875%, 5/31/11	2,500,000	2,626,660
1.125%, 6/30/11	5,000,000	5,036,330
5.125%, 6/30/11	6,774,000	7,159,271
1.000%, 7/31/11	6,500,000	6,533,514
4.625%, 8/31/11	3,000,000	3,166,992
1.000%, 9/30/11	5,000,000	5,020,115
4.500%, 9/30/11	2,710,000	2,862,226
1.000%, 10/31/11	6,000,000	6,020,862
1.750%, 11/15/11	4,000,000	4,060,312
0.750%, 11/30/11	5,000,000	4,993,165
4.500%, 11/30/11	4,710,000	4,997,753
1.125%, 12/15/11	5,000,000	5,022,265
1.000%, 12/31/11#	283,700,000	284,265,130
4.625%, 12/31/11	14,980,000	15,955,453
1.125%, 1/15/12	8,000,000	8,029,376
1.375%, 2/15/12	9,000,000	9,069,957
0.875%, 2/29/12	5,000,000	4,989,650
4.625%, 2/29/12	2,000,000	2,139,532
1.375%, 3/15/12	5,000,000	5,038,280
1.000%, 3/31/12	1,910,000	1,909,102
4.500%, 3/31/12	10,840,000	11,589,489
4.500%, 4/30/12	6,778,000	7,260,933
1.375%, 5/15/12	4,000,000	4,024,688
4.750%, 5/31/12	5,000,000	5,389,455
1.750%, 8/15/12	8,000,000	8,098,128
4.125%, 8/31/12	5,420,000	5,792,625
1.375%, 9/15/12	10,000,000	10,021,880
4.250%, 9/30/12	1,000,000	1,072,891
1.375%, 10/15/12	7,000,000	7,008,750
1.375%, 11/15/12	6,000,000	5,998,596
1.125%, 12/15/12	2,000,000	1,982,656
3.625%, 12/31/12	6,780,000	7,180,440
2.750%, 2/28/13	4,000,000	4,139,688
3.125%, 4/30/13	9,487,000	9,916,875
3.375%, 6/30/13	9,490,000	9,986,004
3.375%, 7/31/13	5,563,000	5,854,190
2.750%, 10/31/13	5,848,000	6,017,498
4.250%, 11/15/13	5,000,000	5,416,015
2.000%, 11/30/13	1,139,000	1,140,958
1.500%, 12/31/13	3,782,000	3,712,268
1.750%, 1/31/14	4,000,000	3,954,688
4.000%, 2/15/14	2,000,000	2,149,532
1.875%, 2/28/14	1,500,000	1,487,343
1.750%, 3/31/14	5,000,000	4,925,000
1.875%, 4/30/14	5,000,000	4,939,455
4.750%, 5/15/14	4,000,000	4,416,248
2.250%, 5/31/14	5,000,000	5,006,640
2.625%, 6/30/14	8,000,000	8,118,128
2.625%, 7/31/14	5,000,000	5,068,360
2.375%, 8/31/14	4,700,000	4,711,017
2.375%, 9/30/14	5,000,000	5,001,560
2.375%, 10/31/14	62,700,000	62,616,734
4.250%, 11/15/14	4,000,000	4,334,688
2.625%, 12/31/14	9,100,000	9,165,411
2.250%, 1/31/15	12,600,000	12,463,177
4.000%, 2/15/15	4,082,000	4,370,291
2.375%, 2/28/15	154,170,000	153,110,852
2.500%, 3/31/15	20,825,000	20,766,482
4.125%, 5/15/15	7,000,000	7,528,283
2.625%, 2/29/16	12,000,000	11,793,744
2.375%, 3/31/16	6,000,000	5,803,128
2.625%, 4/30/16	2,000,000	1,957,968
5.125%, 5/15/16	4,087,000	4,587,020
3.250%, 5/31/16	3,000,000	3,037,734
3.250%, 6/30/16	2,000,000	2,022,500
4.875%, 8/15/16	10,810,000	11,979,674
3.000%, 9/30/16	5,000,000	4,953,125
3.125%, 10/31/16	5,000,000	4,982,810
2.750%, 11/30/16	2,000,000	1,944,844
3.250%, 12/31/16	4,000,000	4,005,312
3.125%, 1/31/17	5,000,000	4,964,455
4.625%, 2/15/17	5,458,000	5,947,086
4.750%, 8/15/17	8,186,000	8,954,076
4.250%, 11/15/17	1,150,000	1,216,484
3.500%, 2/15/18	3,000,000	3,009,141
3.875%, 5/15/18	7,432,000	7,619,539
4.000%, 8/15/18	6,500,000	6,695,507
3.750%, 11/15/18	12,000,000	12,090,936
2.750%, 2/15/19	8,000,000	7,425,624
3.125%, 5/15/19	13,000,000	12,381,486
3.625%, 8/15/19#	229,100,000	226,307,729
3.375%, 11/15/19	11,500,000	11,096,603
3.625%, 2/15/20	27,955,000	27,478,898

		1,378,543,988

Total Government Securities		2,855,373,339

Total Long-Term Debt Securities (106.5%)
(Cost $4,376,788,676)		4,442,216,352

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Commercial Banks (0.1%)
Wells Fargo & Co.
7.500%	5,000	$4,885,000

Total Convertible Preferred Stocks (0.1%)
(Cost $5,000,000)		4,885,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.0%)
Federal Home Loan Bank
0.10%, 6/11/10 (o)(p)	$2,400,000	2,399,527
Federal Home Loan Mortgage Corp.
0.10%, 6/3/10 (o)(p)	1,100,000	1,099,807

Total Government Securities		3,499,334

Short-Term Investments of Cash Collateral for Securities Loaned (0.1%)
Credit Suisse (USA) LLC, Repurchase Agreement
0.03%, 4/1/10 (u)	2,419,897	2,419,897
Lehman Brothers Holdings, Inc.
0.00%, 4/1/10 (h)(s)	359,998	82,799
Monumental Global Funding II
0.43%, 5/26/10 (l)	670,000	665,243
Pricoa Global Funding I
0.40%, 6/25/10 (l)	429,989	427,278

Total Short-Term Investments of Cash Collateral for Securities Loaned		3,595,217

Time Deposit (2.5%)
JPMorgan Chase Nassau
0.000%, 4/1/10	102,874,765	102,874,765

Total Short-Term Investments (2.6%)
(Cost/Amortized Cost $110,253,441)		109,969,316

Total Investments Before Options Written and Securities Sold Short (109.2%)
(Cost/Amortized Cost $4,492,042,117)		4,557,070,668

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
April 2010 @ $119.00*	(1,927)	(90,328)
May 2010 @ $119.00*	(412)	(70,813)
U.S. Dollar vs. Japanese Yen
April 2010 @ $94.00(b)*	(15,600,000)	(118,809)

		(279,950)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
April 2010 @ $114.00*	(2,398)	(299,750)
May 2010 @ $114.00*	(806)	(277,063)
May 2010 @ $115.00*	(162)	(93,656)
U.S. Dollar vs. Japanese Yen
April 2010 @ $88.00(b)*	(15,600,000)	(4,387)

		(674,856)

Total Options Written (0.0%)
(Premiums Received $2,056,239)		(954,806)

Total Investments Before Securities Sold Short (109.2%)
(Cost/Amortized Cost $4,489,985,878)		4,556,115,862

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-1.7%)
Federal Home Loan Mortgage Corp.
6.000%, 2/15/40 TBA	$(300,000)	$(322,031)
5.500%, 5/15/40 TBA	(1,400,000)	(1,473,609)
6.000%, 5/15/40 TBA	(10,600,000)	(11,326,266)
Federal National Mortgage Association
4.500%, 4/25/25 TBA	(15,700,000)	(16,277,711)
5.500%, 4/25/40 TBA	(6,800,000)	(7,164,969)
5.000%, 5/25/40 TBA	(17,300,000)	(17,769,667)
5.500%, 5/25/40 TBA	(17,000,000)	(17,843,360)

Total Securities Sold Short (-1.7%)
(Proceeds Received $72,381,543)		(72,177,613)

Total Investments after Options Written and Securities Sold Short (107.5%)
(Cost/Amortized Cost $4,417,604,335)		4,483,938,249
Other Assets Less Liabilities (-7.5%)		(311,918,431)

Net Assets (100%)		$4,172,019,818

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $7,754,148 or 0.2% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $376,958,472 or 9.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,453,446.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2010.

(p)	Yield to maturity.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.000% – 8.000%, maturing 4/1/12 to 4/1/40, which had a total value of $2,468,295.

Glossary:
ABS — Asset-Backed Security
CMO — Collateralized Mortgage Obligation
EUR — European Currency Unit
IO — Interest Only
JPY — Japanese Yen
STRIPS — Separate Trading of Registered Interest and Principal Securities
TBA — Security is subject to delayed delivery.

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
EURODollar	1,691	December-10	$414,846,500	$419,241,175	$4,394,675
U.S. 10 Year Treasury Notes	389	June-10	45,247,999	45,221,250	(26,749)
U.S. 5 Year Treasury Notes	38	June-10	4,389,423	4,364,063	(25,360)
U.S. Ultra Bond	18	June-10	2,191,539	2,159,437	(32,102)

					$4,310,464

Sales
U.S. 2 Year Treasury Notes	395	June-10	$85,761,494	$85,696,484	$65,010
U.S. 5 Year Treasury Notes	368	June-10	42,460,923	42,262,500	198,423
U.S. Long Bond	31	June-10	3,628,849	3,599,875	28,974

					$292,407

					$4,602,871

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Chinese Renminbi vs. U.S. Dollar, expiring 11/17/10	35,018	$5,148,771	$5,260,000	$(111,229)
Korean Won vs. U.S. Dollar, expiring 11/12/10	362,018	317,447	310,000	7,447
Korean Won vs. U.S. Dollar, expiring 11/12/10	712,236	624,548	610,000	14,548
Korean Won vs. U.S. Dollar, expiring 11/12/10	363,630	318,861	310,000	8,861
Korean Won vs. U.S. Dollar, expiring 11/12/10	708,759	621,499	610,000	11,499
Korean Won vs. U.S. Dollar, expiring 11/12/10	1,331,705	1,167,750	1,127,847	39,903
Korean Won vs. U.S. Dollar, expiring 11/12/10	471,280	413,257	400,000	13,257
Korean Won vs. U.S. Dollar, expiring 11/12/10	470,560	412,626	400,000	12,626
Korean Won vs. U.S. Dollar, expiring 11/12/10	1,369,809	1,201,162	1,190,000	11,162
Korean Won vs. U.S. Dollar, expiring 11/12/10	1,340,528	1,175,486	1,170,000	5,486
Korean Won vs. U.S. Dollar, expiring 11/12/10	793,450	695,763	700,000	(4,237)
Korean Won vs. U.S. Dollar, expiring 11/12/10	347,700	304,892	300,000	4,892
Korean Won vs. U.S. Dollar, expiring 11/12/10	736,628	645,936	630,000	15,936
Korean Won vs. U.S. Dollar, expiring 11/12/10	737,006	646,268	630,000	16,268
Korean Won vs. U.S. Dollar, expiring 11/12/10	727,461	637,898	630,000	7,898
Mexican Peso vs. U.S. Dollar, expiring 4/22/10	117,961	9,524,955	9,034,000	490,955
Mexican Peso vs. U.S. Dollar, expiring 9/24/10	117,961	9,353,310	9,283,917	69,393
Singapore Dollar vs. U.S. Dollar, expiring 6/16/10	3,819	2,728,877	2,684,694	44,183
Singapore Dollar vs. U.S. Dollar, expiring 6/16/10	13,641	9,747,907	9,600,000	147,907

				$806,755

	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union Euro vs. U.S. Dollar, expiring 4/26/10	40,314	$54,606,925	$54,450,104	$156,821
European Union Euro vs. U.S. Dollar, expiring 4/26/10	4,021	5,411,977	5,430,964	(18,987)
European Union Euro vs. U.S. Dollar, expiring 4/26/10	1,500	2,061,773	2,025,975	35,798
European Union Euro vs. U.S. Dollar, expiring 4/26/10	8,218	11,609,216	11,099,642	509,574
European Union Euro vs. U.S. Dollar, expiring 4/26/10	1,469	2,021,285	1,984,105	37,180
Japanese Yen vs. U.S. Dollar, expiring 4/19/10	288,678	3,190,083	3,088,034	102,049
Mexican Peso vs. U.S. Dollar, expiring 4/22/10	117,961	9,449,768	9,524,955	(75,187)

				$747,248

				$1,554,003

Options Written:

Options written through the three months ended March 31, 2010 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2010	4,880	$1,831,534
Options Written	31,206,121	2,124,793
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(5,296)	(1,900,088)
Options Exercised	—	—

Options Outstanding—March 31, 2010	31,205,705	$2,056,239

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$—	$98,758,673	$976	$98,759,649
Non-Agency CMO	—	181,314,635	5,560,721	186,875,356
Convertible Preferred Stocks
Financials	4,885,000	—	—	4,885,000
Corporate Bonds
Consumer Discretionary	—	46,619,359	—	46,619,359
Consumer Staples	—	55,503,034	—	55,503,034
Energy	—	77,404,387	—	77,404,387
Financials	—	838,719,220	10,405,400	849,124,620
Health Care	—	41,004,548	—	41,004,548
Industrials	—	36,996,153	—	36,996,153
Information Technology	—	20,672,955	—	20,672,955
Materials	—	28,772,123	—	28,772,123
Telecommunication Services	—	76,132,019	—	76,132,019
Utilities	—	68,978,810	—	68,978,810
Forward Currency Contracts	—	1,763,643	—	1,763,643
Futures	4,687,082	—	—	4,687,082
Government Securities
Agency ABS	—	33,829,882	—	33,829,882
Agency CMO	—	9,730,311	—	9,730,311
Foreign Governments	—	103,234,783	—	103,234,783
Municipal Bonds	—	58,018,724	—	58,018,724
Supranational	—	39,433,063	—	39,433,063
U.S. Government Agencies	—	1,232,582,588	—	1,232,582,588
U.S. Treasuries	—	1,378,543,988	—	1,378,543,988
Short-Term Investments	—	109,969,316	—	109,969,316

Total Assets	$9,572,082	$4,537,982,214	$15,967,097	$4,563,521,393

Liabilities:
Forward Currency Contracts	$—	$(209,640)	$—	$(209,640)
Futures	(84,211)	—	—	(84,211)
Government Securities
U.S. Government Agencies	—	(72,177,613)	—	(72,177,613)
Options Written
Call Options Written	(279,950)	—	—	(279,950)
Put Options Written	(674,856)	—	—	(674,856)

Total Liabilities	$(1,039,017)	$(72,387,253)	$—	$(73,426,270)

Total	$8,533,065	$4,465,594,961	$15,967,097	$4,490,095,123

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Asset-Backed Securities	Investments in Securities-Financials
Balance as of 12/31/09	$2,391,747	$—
Total gains or losses (realized/unrealized) included in earnings	398,875	52,863
Purchases, sales, issuances, and settlements (net)	—	5,352,537
Transfers into Level 3	2,771,075	5,000,000

Transfers out of Level 3	—	—

Balance as of 3/31/10	$5,561,697	$10,405,400

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$520,294	$52,863

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,988,547,913
Long-term U.S. Treasury securities	5,281,637,296

$7,270,185,209

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,117,525,716
Long-term U.S. Treasury securities	5,130,356,314

$7,247,882,030

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,630,754
Aggregate gross unrealized depreciation	(52,044,149)

Net unrealized appreciation	$54,586,605

Federal income tax cost of investments	$4,502,484,063

At March 31, 2010, the Portfolio had loaned securities with a total value of $3,802,574. This was secured by collateral of $3,879,884 which was received as cash and subsequently invested in short-term investments currently valued at $3,595,217, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carry forward of $34,683,509 which expires in the year 2017.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.8%)
AGL Energy Ltd.	26,965	$371,909
Alumina Ltd.	149,361	236,430
Amcor Ltd.	72,361	424,309
AMP Ltd.	122,029	700,994
Aristocrat Leisure Ltd.	19,544	81,244
Arrow Energy Ltd.*	34,495	159,221
Asciano Group*	148,526	258,279
ASX Ltd.	9,387	292,358
Australia & New Zealand Banking Group Ltd.^	278,217	6,474,556
Bendigo and Adelaide Bank Ltd.	22,320	204,819
BGP Holdings plc(b)*†	568,558	—
BHP Billiton Ltd.	230,234	9,209,444
Billabong International Ltd.	12,152	126,009
BlueScope Steel Ltd.*	105,514	281,761
Boral Ltd.	35,872	184,670
Brambles Ltd.	81,283	548,978
Caltex Australia Ltd.	7,714	80,061
CFS Retail Property Trust (REIT)	98,985	170,313
Coca-Cola Amatil Ltd.	31,480	324,986
Cochlear Ltd.	3,000	200,525
Commonwealth Bank of Australia	87,915	4,541,207
Computershare Ltd.	28,073	322,530
Crown Ltd.	25,013	187,757
CSL Ltd.	130,089	4,348,874
CSR Ltd.	87,982	133,619
Dexus Property Group (REIT)	290,965	216,273
Energy Resources of Australia Ltd.	4,089	70,918
Fairfax Media Ltd.	140,202	231,581
Fortescue Metals Group Ltd.*	72,229	324,777
Foster’s Group Ltd.	116,925	567,597
Goodman Fielder Ltd.	82,802	108,656
Goodman Group (REIT)	378,278	227,368
GPT Group (REIT)	479,992	253,267
Harvey Norman Holdings Ltd.	30,352	100,826
Incitec Pivot Ltd.	101,768	324,054
Insurance Australia Group Ltd.^	306,788	1,092,313
Intoll Group	877,418	901,782
Leighton Holdings Ltd.	8,255	295,433
Lend Lease Group	115,593	918,600
Macquarie Group Ltd.^	54,175	2,348,972
MAp Group	44,040	124,877
Metcash Ltd.	42,414	161,134
Mirvac Group (REIT)	146,792	198,688
National Australia Bank Ltd.^	247,493	6,250,121
Newcrest Mining Ltd.	27,674	833,465
Nufarm Ltd.	8,032	60,660
OneSteel Ltd.	78,606	281,318
Orica Ltd.	21,899	538,362
Origin Energy Ltd.	49,611	753,448
OZ Minerals Ltd.*	161,796	170,001
Paladin Energy Ltd.*	34,292	124,299
Qantas Airways Ltd.*	684,829	1,784,751
QBE Insurance Group Ltd.	59,618	1,139,577
Rio Tinto Ltd.^	31,778	2,286,229
Santos Ltd.	46,338	623,373
Sims Metal Management Ltd.	7,580	150,662
Sonic Healthcare Ltd.	20,629	272,027
SP AusNet	69,818	57,982
Stockland Corp., Ltd. (REIT)	131,606	481,865
Suncorp-Metway Ltd.	74,827	586,399
TABCORP Holdings Ltd.	37,476	237,290
Tatts Group Ltd.	60,790	137,228
Telstra Corp., Ltd.	552,882	1,516,983
Toll Holdings Ltd.	39,774	270,820
Transurban Group	68,684	318,291
Wesfarmers Ltd.	57,746	1,684,572
Wesfarmers Ltd. (PPS)	9,268	271,047
Westfield Group (REIT)	119,633	1,323,962
Westpac Banking Corp.	170,432	4,354,090
Woodside Petroleum Ltd.	31,411	1,351,860
Woolworths Ltd.	71,157	1,828,322
WorleyParsons Ltd.	9,726	227,143

		68,248,116

Austria (0.2%)
Erste Group Bank AG	10,257	430,847
Immoeast AG*	24,127	132,304
OMV AG	32,702	1,227,014
Raiffeisen International Bank Holding AG	3,470	164,974
Telekom Austria AG	17,945	250,857
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	4,403	174,780
Vienna Insurance Group	2,194	115,866
Voestalpine AG	7,377	298,414

		2,795,056

Belgium (1.3%)
Anheuser-Busch InBev N.V.	239,365	12,057,412
Belgacom S.A.	9,372	366,078
Cie Nationale a Portefeuille	2,121	111,151
Colruyt S.A.	871	214,402
Delhaize Group S.A.	5,770	463,698
Dexia S.A.*	33,888	202,124
Fortis*	129,491	461,029
Groupe Bruxelles Lambert S.A.	4,638	409,811
KBC Groep N.V.*	8,616	417,252
Mobistar S.A.	1,677	103,207
Solvay S.A.	3,272	336,355
UCB S.A.	6,009	256,589
Umicore S.A.	7,077	247,136

		15,646,244

Bermuda (0.0%)
Seadrill Ltd.	16,211	377,780

Brazil (1.9%)
Cyrela Brazil Realty S.A.	291,900	3,419,055
Gafisa S.A.	540,188	3,675,471
NET Servicos de Comunicacao S.A. (Preference)*	117,600	1,520,960
OGX Petroleo e Gas Participacoes S.A.	515,700	4,825,399
PDG Realty S.A. Empreendimentos e Participacoes	358,700	3,001,353
Petroleo Brasileiro S.A. (ADR)	13,383	595,410
Vale S.A. (ADR)	177,946	5,728,082

		22,765,730

Canada (2.2%)
Bombardier, Inc., Class B	181,000	1,110,255
Canadian National Railway Co.	73,588	4,458,697
Lundin Mining Corp.*	79,800	423,494
National Bank of Canada	21,400	1,302,984
Nexen, Inc.	102,421	2,534,180
Research In Motion Ltd.*	104,580	7,733,691
Suncor Energy, Inc.	67,328	2,189,577
Teck Resources Ltd., Class B*	36,869	1,606,314
Toronto-Dominion Bank^	43,469	3,239,899

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Westjet Airlines Ltd. (Variable-Voting), Class A*	124,300	$1,661,984

		26,261,075

China (0.4%)
China Life Insurance Co., Ltd., Class H^	96,000	459,954
Ctrip.com International Ltd. (ADR)*	34,800	1,364,160
Foxconn International Holdings Ltd.*	130,000	137,129
Industrial & Commercial Bank of China Ltd., Class H^	728,000	555,077
Longtop Financial Technologies Ltd. (ADR)*	54,241	1,747,103
Yangzijiang Shipbuilding Holdings Ltd.	95,000	78,773

		4,342,196

Cyprus (0.0%)
Bank of Cyprus PCL	34,777	219,827

Denmark (1.5%)
A. P. Moller - Maersk A/S, Class A	33	240,324
A. P. Moller - Maersk A/S, Class B	71	541,021
Carlsberg A/S, Class B	33,490	2,810,783
Coloplast A/S, Class B	1,495	164,640
Danske Bank A/S*	120,202	2,957,181
DSV A/S	12,208	218,166
H. Lundbeck A/S	3,600	67,862
Novo Nordisk A/S, Class B	101,770	7,897,063
Novozymes A/S, Class B	20,060	2,220,073
Topdanmark A/S*	725	94,443
TrygVesta A/S	1,743	115,045
Vestas Wind Systems A/S*	11,516	625,756
William Demant Holding A/S*	1,364	96,513

		18,048,870

Finland (1.0%)
Elisa Oyj*	7,882	162,562
Fortum Oyj	26,692	652,893
Kesko Oyj, Class B	4,198	165,225
Kone Oyj, Class B	8,303	343,162
Metso Oyj	8,203	264,908
Neste Oil Oyj	7,367	128,458
Nokia Oyj	512,090	7,974,775
Nokian Renkaat Oyj	5,156	133,917
Orion Oyj, Class B	5,723	126,614
Outokumpu Oyj	7,619	167,222
Pohjola Bank plc	10,100	113,498
Rautaruukki Oyj	5,471	118,230
Sampo Oyj, Class A	25,034	664,071
Sanoma Oyj	4,655	103,111
Stora Enso Oyj*	34,603	263,594
UPM-Kymmene Oyj	27,204	361,001
Wartsila Oyj	4,571	231,518

		11,974,759

France (10.5%)
Accor S.A.^	85,330	4,720,680
Aeroports de Paris S.A.	1,903	156,685
Air France-KLM*	7,720	122,048
Air Liquide S.A.	14,373	1,725,418
Alcatel-Lucent*	138,087	436,613
Alstom S.A.	82,963	5,173,532
Atos Origin S.A.*	2,539	127,501
AXA S.A.	97,881	2,177,383
Bio Merieux S.A.	789	90,613
BNP Paribas S.A.	174,214	13,379,280
Bouygues S.A.	35,079	1,763,463
Bureau Veritas S.A.	2,607	138,381
Cap Gemini S.A.	7,708	379,682
Carrefour S.A.	36,485	1,758,502
Casino Guichard Perrachon S.A.^	20,784	1,758,705
Christian Dior S.A.	3,895	415,497
Cie de Saint-Gobain S.A.^	57,188	2,749,779
Cie Generale de Geophysique - Veritas*	9,201	261,036
Cie Generale d’Optique Essilor International S.A.	11,636	742,903
CNP Assurances S.A.	2,125	200,680
Compagnie Generale des Etablissements Michelin, Class B	8,077	595,206
Credit Agricole S.A.^	186,001	3,255,840
Danone S.A.	31,009	1,867,951
Dassault Systemes S.A.	3,940	233,058
EDF S.A.	54,978	2,999,944
Eiffage S.A.	2,348	121,446
Eramet S.A.	299	102,920
Eurazeo S.A.	1,522	105,724
Eutelsat Communications S.A.	6,053	215,179
Fonciere Des Regions (REIT)	1,258	138,563
France Telecom S.A.	225,602	5,397,926
GDF Suez S.A.	79,119	3,056,255
Gecina S.A. (REIT)	1,046	115,763
Groupe Eurotunnel S.A.	26,729	272,386
Hermes International S.A.	3,036	421,744
ICADE (REIT)	1,261	140,358
Iliad S.A.	1,041	107,350
Imerys S.A.	1,948	120,082
Ipsen S.A.	1,441	70,368
J.C. Decaux S.A.*	3,507	98,003
Klepierre S.A. (REIT)^	18,527	727,683
Lafarge S.A.^	18,652	1,312,520
Lagardere S.C.A.	64,295	2,601,728
Legrand S.A.	5,896	186,265
L’Oreal S.A.	13,853	1,456,804
LVMH Moet Hennessy Louis Vuitton S.A.	19,028	2,224,093
M6-Metropole Television	3,684	95,287
Natixis S.A.*	51,700	278,965
Neopost S.A.	1,853	148,088
PagesJaunes Groupe S.A.	7,217	82,874
Pernod-Ricard S.A.	72,199	6,130,804
Peugeot S.A.*	9,129	268,796
PPR S.A.	8,896	1,184,356
Publicis Groupe S.A.^	83,792	3,585,342
Renault S.A.*	11,036	517,230
Safran S.A.	12,028	313,540
Sanofi-Aventis S.A.	134,773	10,046,299
Schneider Electric S.A.	65,381	7,668,567
SCOR SE	9,233	233,199
Societe BIC S.A.	1,711	131,008
Societe Des Autoroutes Paris-Rhin-Rhone*	1,449	104,215
Societe Generale S.A.	83,764	5,268,171
Societe Television Francaise 1 S.A.	6,707	124,423
Sodexo S.A.	5,387	321,961
Suez Environnement Co. S.A.	14,898	342,879
Technip S.A.	5,629	457,689
Thales S.A.	5,720	229,608
Total S.A.	151,631	8,802,322
Unibail-Rodamco S.A. (REIT)	5,070	1,027,169
Vallourec S.A.^	16,271	3,281,080
Veolia Environnement	22,107	766,775
Vinci S.A.	24,736	1,457,831

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Vivendi S.A.	179,499	$4,803,955

		123,895,973

Germany (8.8%)
Adidas AG^	69,832	3,735,016
Allianz SE (Registered)	59,768	7,493,762
BASF SE	204,123	12,660,086
Bayer AG	105,866	7,160,835
Bayerische Motoren Werke (BMW) AG	70,303	3,245,553
Bayerische Motoren Werke (BMW) AG (Preference)	2,983	105,580
Beiersdorf AG	4,850	290,096
Celesio AG^	25,851	826,453
Commerzbank AG*	43,581	373,248
Daimler AG	138,755	6,532,156
Deutsche Bank AG (Registered)	83,295	6,416,011
Deutsche Boerse AG	10,803	800,758
Deutsche Lufthansa AG (Registered)	13,633	226,117
Deutsche Post AG (Registered)	150,686	2,614,266
Deutsche Postbank AG*	5,001	160,456
Deutsche Telekom AG (Registered)	160,165	2,170,840
E.ON AG	238,697	8,812,697
Fraport AG	2,096	110,365
Fresenius Medical Care AG & Co. KGaA	10,851	612,250
Fresenius SE	1,611	119,914
Fresenius SE (Preference)^	25,748	1,944,008
GEA Group AG	9,425	218,445
Hannover Rueckversicherung AG (Registered)*	3,389	167,348
HeidelbergCement AG	8,072	450,271
Henkel AG & Co. KGaA	7,805	361,637
Henkel AG & Co. KGaA (Preference)	10,681	575,032
Hochtief AG	2,692	226,229
Infineon Technologies AG*^	517,840	3,594,322
K+S AG	9,497	576,323
Linde AG	13,438	1,603,374
MAN SE	5,651	473,064
Merck KGaA	3,690	299,034
Metro AG	92,823	5,506,311
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	25,724	4,174,506
Porsche Automobil Holding SE (Preference)	5,233	319,365
Puma AG Rudolf Dassler Sport	366	115,947
RWE AG^	36,171	3,204,846
RWE AG (Non-Voting)(Preference)	2,278	187,345
Salzgitter AG	2,273	211,003
SAP AG	62,938	3,048,359
Siemens AG (Registered)	55,987	5,607,137
Solarworld AG	5,370	80,980
Suedzucker AG	4,248	93,752
Symrise AG	15,392	366,514
ThyssenKrupp AG	133,733	4,597,847
TUI AG*	5,925	66,622
United Internet AG*	7,184	108,965
Volkswagen AG	1,949	188,218
Volkswagen AG (Preference)	5,951	545,761
Wacker Chemie AG	894	133,306

		103,512,330

Greece (0.2%)
Alpha Bank AE*	24,320	230,263
Coca Cola Hellenic Bottling Co. S.A.	11,187	301,590
EFG Eurobank Ergasias S.A.*	17,706	162,619
Hellenic Petroleum S.A.	6,982	79,968
Hellenic Telecommunications Organization S.A.	14,384	178,541
Marfin Investment Group S.A.*	33,899	77,836
National Bank of Greece S.A.*	35,874	721,953
OPAP S.A.	13,676	310,321
Piraeus Bank S.A.*	26,504	231,611
Public Power Corp. S.A.*	6,689	117,448
Titan Cement Co. S.A.	3,301	87,387

		2,499,537

Hong Kong (2.7%)
ASM Pacific Technology Ltd.	11,800	111,780
Bank of East Asia Ltd.	90,447	333,166
Belle International Holdings Ltd.	158,000	212,451
BOC Hong Kong Holdings Ltd.	208,500	497,333
Cathay Pacific Airways Ltd.*	67,000	141,175
Cheung Kong Holdings Ltd.	77,000	991,725
Cheung Kong Infrastructure Holdings Ltd.	29,000	112,239
China Resources Enterprise Ltd.^	450,000	1,672,087
Chinese Estates Holdings Ltd.	47,000	78,573
CLP Holdings Ltd.	120,000	857,778
CNOOC Ltd.^	2,207,100	3,632,899
Esprit Holdings Ltd.^	434,118	3,424,636
Genting Singapore plc*	274,536	173,676
Hang Lung Group Ltd.	46,000	244,093
Hang Lung Properties Ltd.^	676,000	2,725,157
Hang Seng Bank Ltd.	43,200	602,021
Henderson Land Development Co., Ltd.	62,000	436,797
Hong Kong & China Gas Co., Ltd.	223,000	556,046
Hong Kong Aircraft Engineering Co., Ltd.	4,000	50,514
Hong Kong Exchanges and Clearing Ltd.	56,800	948,099
HongKong Electric Holdings Ltd.	75,000	444,827
Hopewell Holdings Ltd.	40,500	119,973
Hutchison Whampoa Ltd.	122,000	892,501
Hysan Development Co., Ltd.	34,448	99,605
Kerry Properties Ltd.	41,000	219,937
Li & Fung Ltd.^	980,000	4,821,586
Lifestyle International Holdings Ltd.	35,500	64,103
Link REIT (REIT)	120,813	297,821
Mongolia Energy Co., Ltd.*	214,000	98,948
MTR Corp.	78,089	295,691
New World Development Ltd.^	574,808	1,125,296
Noble Group Ltd.	800,000	1,749,884
NWS Holdings Ltd.	49,102	98,024
Orient Overseas International Ltd.	13,500	100,064
PCCW Ltd.	227,974	67,826
Shangri-La Asia Ltd.	84,000	164,879
Sino Land Co., Ltd.	111,373	218,321
Sun Hung Kai Properties Ltd.	79,000	1,188,421
Swire Pacific Ltd., Class A	46,000	553,357
Television Broadcasts Ltd.	16,000	77,483
Wharf Holdings Ltd.	82,000	462,054
Wheelock & Co., Ltd.	59,000	174,015
Wing Hang Bank Ltd.	10,000	91,445
Yue Yuen Industrial Holdings Ltd.†	42,500	147,793

		31,376,099

India (0.7%)
ICICI Bank Ltd. (ADR)	109,383	4,670,654
Reliance Industries Ltd. (GDR)§	68,300	3,268,572

		7,939,226

Ireland (0.7%)
Covidien plc	95,600	4,806,768

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
CRH plc	40,192	$1,003,193
Elan Corp. plc*	29,254	220,477
Experian plc	59,496	585,499
Kerry Group plc, Class A	8,769	271,935
Shire plc	32,183	710,100

		7,597,972

Israel (0.7%)
Teva Pharmaceutical Industries Ltd. (ADR)	132,754	8,374,122

Italy (2.4%)
A2A S.p.A.	54,763	102,738
Assicurazioni Generali S.p.A.	67,723	1,625,423
Atlantia S.p.A.	14,275	333,168
Autogrill S.p.A.*	5,277	64,218
Banca Carige S.p.A.	41,203	112,554
Banca Monte dei Paschi di Siena S.p.A.	129,293	191,394
Banca Popolare Societa Cooperativa	163,782	1,017,023
Banco Popolare S.c.a.r.l.*	35,327	245,729
Enel S.p.A.	371,667	2,078,247
ENI S.p.A.^	284,472	6,673,938
Exor S.p.A.	4,121	71,579
Fiat S.p.A.*	41,419	539,286
Finmeccanica S.p.A.	20,566	274,441
Fondiaria-Sai S.p.A.	3,246	48,840
Intesa Sanpaolo S.p.A.*	658,001	2,409,260
Italcementi S.p.A.	3,583	41,425
Luxottica Group S.p.A.	7,406	198,058
Mediaset S.p.A.	41,818	359,222
Mediobanca S.p.A.*	28,205	303,046
Mediolanum S.p.A.	11,686	68,383
Parmalat S.p.A.	100,232	274,480
Pirelli & C S.p.A.*	140,715	86,476
Prysmian S.p.A.	6,190	121,646
Saipem S.p.A.	15,272	590,967
Snam Rete Gas S.p.A.	82,656	418,927
Telecom Italia S.p.A.	1,808,284	2,603,554
Telecom Italia S.p.A. (RNC)	1,309,832	1,477,219
Terna Rete Elettrica Nazionale S.p.A.	66,202	286,354
UniCredit S.p.A.*	1,778,807	5,255,569
Unione di Banche Italiane S.c.p.A.	34,990	472,120
Unipol Gruppo Finanziario S.p.A.*	38,013	42,922

		28,388,206

Japan (19.5%)
77 Bank Ltd.	22,000	125,660
ABC-Mart, Inc.	1,100	35,180
Acom Co., Ltd.	3,070	50,242
Advantest Corp.	8,700	217,570
Aeon Co., Ltd.	265,400	3,011,973
Aeon Credit Service Co., Ltd.	3,600	42,743
Aeon Mall Co., Ltd.	4,000	84,330
Air Water, Inc.	35,000	400,578
Aisin Seiki Co., Ltd.	11,400	341,427
Ajinomoto Co., Inc.	38,000	376,382
Alfresa Holdings Corp.	1,700	73,281
All Nippon Airways Co., Ltd.*	42,000	119,949
Amada Co., Ltd.	20,000	167,718
Aozora Bank Ltd.	36,000	50,829
Asahi Breweries Ltd.^	94,700	1,775,688
Asahi Glass Co., Ltd.	58,000	653,268
Asahi Kasei Corp.	77,000	414,280
Asics Corp.	9,000	87,988
Astellas Pharma, Inc.	26,700	966,729
Bank of Kyoto Ltd.	20,000	184,191
Bank of Yokohama Ltd.	76,000	372,318
Benesse Holdings, Inc.	4,800	207,937
Bridgestone Corp.	33,400	570,183
Brother Industries Ltd.	15,100	182,512
Canon Marketing Japan, Inc.	3,900	53,104
Canon, Inc.	219,100	10,147,641
Casio Computer Co., Ltd.	15,200	116,898
Central Japan Railway Co.	91	693,037
Chiba Bank Ltd.	42,000	251,128
Chiyoda Corp.	9,000	89,336
Chubu Electric Power Co., Inc.	38,900	972,396
Chugai Pharmaceutical Co., Ltd.	14,300	268,899
Chugoku Bank Ltd.	9,000	121,489
Chugoku Electric Power Co., Inc.	17,000	337,854
Chuo Mitsui Trust Holdings, Inc.	56,000	210,247
Citizen Holdings Co., Ltd.	18,900	129,181
Coca-Cola West Co., Ltd.	3,200	52,335
Cosmo Oil Co., Ltd.	35,000	84,608
Credit Saison Co., Ltd.	10,500	162,852
Dai Nippon Printing Co., Ltd.	33,000	445,812
Daicel Chemical Industries Ltd.	16,000	110,044
Daido Steel Co., Ltd.	17,000	71,462
Daihatsu Motor Co., Ltd.	12,000	114,622
Daiichi Sankyo Co., Ltd.	38,300	717,331
Daikin Industries Ltd.	62,764	2,567,893
Dainippon Sumitomo Pharma Co., Ltd.	10,300	94,418
Daito Trust Construction Co., Ltd.	4,600	221,906
Daiwa House Industry Co., Ltd.	28,000	315,970
Daiwa Securities Group, Inc.	677,000	3,562,777
DeNA Co., Ltd.	12	88,822
Denki Kagaku Kogyo KK	27,000	116,098
Denso Corp.	27,700	825,163
Dentsu, Inc.	8,900	233,900
Dowa Holdings Co., Ltd.	16,000	96,353
East Japan Railway Co.	42,800	2,975,719
Eisai Co., Ltd.	13,800	492,277
Electric Power Development Co., Ltd.	7,400	243,791
Elpida Memory, Inc.*	56,400	1,110,626
FamilyMart Co., Ltd.^	103,500	3,293,534
Fanuc Ltd.	11,300	1,199,016
Fast Retailing Co., Ltd.	2,600	451,920
Fuji Electric Holdings Co., Ltd.	28,000	76,372
Fuji Heavy Industries Ltd.*	33,000	170,842
Fuji Media Holdings, Inc.	21	31,110
Fujifilm Holdings Corp.	25,600	881,720
Fujitsu Ltd.	109,000	713,531
Fukuoka Financial Group, Inc.	40,000	169,858
Furukawa Electric Co., Ltd.	32,000	166,349
GS Yuasa Corp.	18,000	121,489
Gunma Bank Ltd.	22,000	121,660
Hachijuni Bank Ltd.	21,000	119,499
Hakuhodo DY Holdings, Inc.	1,330	69,993
Hankyu Hanshin Holdings, Inc.	67,000	310,311
Hino Motors Ltd.	13,000	54,926
Hirose Electric Co., Ltd.	2,000	230,613
Hiroshima Bank Ltd.	27,000	114,076
Hisamitsu Pharmaceutical Co., Inc.	3,700	137,528
Hitachi Chemical Co., Ltd.	6,000	129,640
Hitachi Construction Machinery Co., Ltd.	5,000	118,141
Hitachi High-Technologies Corp.	3,900	89,480
Hitachi Ltd.*	258,000	963,119
Hitachi Metals Ltd.	9,000	94,630
Hokkaido Electric Power Co., Inc.	10,000	191,892

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Hokuhoku Financial Group, Inc.	67,000	$146,914
Hokuriku Electric Power Co.	10,800	237,510
Honda Motor Co., Ltd.	250,500	8,842,122
HOYA Corp.	24,800	681,476
Ibiden Co., Ltd.	8,100	278,982
Idemitsu Kosan Co., Ltd.	1,400	106,022
IHI Corp.	75,000	137,180
INPEX Corp.	51	374,222
Isetan Mitsukoshi Holdings Ltd.	19,600	210,696
Isuzu Motors Ltd.	78,000	211,081
Ito En Ltd.	3,200	49,528
ITOCHU Corp.	304,000	2,663,130
ITOCHU Techno-Solutions Corp.	1,400	45,973
Iyo Bank Ltd.	16,000	152,145
J. Front Retailing Co., Ltd.	33,000	194,138
Jafco Co., Ltd.	1,500	39,389
Japan Petroleum Exploration Co.	1,600	81,121
Japan Prime Realty Investment Corp. (REIT)	32	71,229
Japan Real Estate Investment Corp. (REIT)	25	213,124
Japan Retail Fund Investment Corp. (REIT)	80	94,128
Japan Steel Works Ltd.	19,000	217,660
Japan Tobacco, Inc.	1,000	3,722,323
JFE Holdings, Inc.	74,200	2,988,159
JGC Corp.	13,000	231,939
Joyo Bank Ltd.	34,000	151,653
JS Group Corp.	15,200	309,398
JSR Corp.	10,100	210,988
JTEKT Corp.	12,400	146,429
Jupiter Telecommunications Co., Ltd.	117	135,159
Kajima Corp.	46,000	112,675
Kamigumi Co., Ltd.	17,000	136,742
Kaneka Corp.	19,000	123,158
Kansai Electric Power Co., Inc.	43,600	998,943
Kansai Paint Co., Ltd.	14,000	114,108
Kao Corp.	30,600	775,719
Kawasaki Heavy Industries Ltd.	86,000	237,330
Kawasaki Kisen Kaisha Ltd.*	33,000	131,661
KDDI Corp.	496	2,567,804
Keihin Electric Express Railway Co., Ltd.	26,000	213,584
Keio Corp.	37,000	249,727
Keisei Electric Railway Co., Ltd.	18,000	109,552
Keyence Corp.	2,500	597,390
Kikkoman Corp.	10,000	117,018
Kinden Corp.	8,000	70,082
Kintetsu Corp.	90,000	280,137
Kirin Holdings Co., Ltd.	48,000	708,012
Kobe Steel Ltd.	139,000	298,845
Koito Manufacturing Co., Ltd.	6,000	89,079
Komatsu Ltd.^	90,900	1,905,701
Konami Corp.	6,400	123,427
Konica Minolta Holdings, Inc.	107,000	1,248,658
Kubota Corp.^	118,000	1,075,366
Kuraray Co., Ltd.	20,500	275,848
Kurita Water Industries Ltd.	6,300	178,238
Kyocera Corp.	9,300	906,225
Kyowa Hakko Kirin Co., Ltd.	15,000	154,829
Kyushu Electric Power Co., Inc.	23,200	504,995
Lawson, Inc.	3,500	149,374
Mabuchi Motor Co., Ltd.	1,900	109,338
Makita Corp.	7,300	240,496
Marubeni Corp.	1,085,000	6,742,807
Marui Group Co., Ltd.	16,300	118,209
Maruichi Steel Tube Ltd.	2,100	42,589
Matsui Securities Co., Ltd.	5,700	40,727
Mazda Motor Corp.	78,000	219,425
McDonald’s Holdings Co. Japan Ltd.	4,100	83,237
Medipal Holdings Corp.	9,400	111,304
MEIJI Holdings Co. Ltd.	4,155	161,329
Minebea Co., Ltd.	23,000	139,983
Mitsubishi Chemical Holdings Corp.	73,000	373,238
Mitsubishi Corp.	214,900	5,631,672
Mitsubishi Electric Corp.	113,000	1,038,261
Mitsubishi Estate Co., Ltd.	68,000	1,112,846
Mitsubishi Gas Chemical Co., Inc.	201,000	1,210,429
Mitsubishi Heavy Industries Ltd.	168,000	695,433
Mitsubishi Logistics Corp.	7,000	87,004
Mitsubishi Materials Corp.*	360,000	1,035,833
Mitsubishi Motors Corp.*	198,000	268,970
Mitsubishi Tanabe Pharma Corp.^	77,000	1,087,175
Mitsubishi UFJ Financial Group, Inc.	1,003,700	5,260,595
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,330	121,104
Mitsui & Co., Ltd.	245,300	4,122,006
Mitsui Chemicals, Inc.	41,000	124,110
Mitsui Engineering & Shipbuilding Co., Ltd.	40,000	99,690
Mitsui Fudosan Co., Ltd.	198,000	3,361,065
Mitsui Mining & Smelting Co., Ltd.	33,000	98,834
Mitsui O.S.K. Lines Ltd.	62,000	444,989
Mitsui Sumitomo Insurance Group Holdings, Inc.	31,538	875,400
Mitsumi Electric Co., Ltd.	4,700	102,858
Mizuho Financial Group, Inc.^	2,261,400	4,474,906
Mizuho Securities Co., Ltd.	30,000	94,983
Mizuho Trust & Banking Co., Ltd.	97,000	97,529
Murata Manufacturing Co., Ltd.^	59,300	3,368,093
Namco Bandai Holdings, Inc.	11,100	108,162
NEC Corp.	138,000	414,782
NGK Insulators Ltd.	14,000	285,571
NGK Spark Plug Co., Ltd.	11,000	149,428
NHK Spring Co., Ltd.	8,000	73,420
Nidec Corp.	14,700	1,575,505
Nikon Corp.	19,100	416,976
Nintendo Co., Ltd.^	20,900	6,997,219
Nippon Building Fund, Inc. (REIT)	29	249,706
Nippon Electric Glass Co., Ltd.	18,000	253,567
Nippon Express Co., Ltd.	47,000	202,096
Nippon Meat Packers, Inc.	10,000	126,538
Nippon Mining Holdings, Inc.†	227,500	1,063,403
Nippon Oil Corp.†	66,000	332,506
Nippon Paper Group, Inc.	5,100	131,196
Nippon Sheet Glass Co., Ltd.	39,000	115,135
Nippon Steel Corp.	292,000	1,146,262
Nippon Telegraph & Telephone Corp.	100,700	4,243,855
Nippon Yusen KK	80,000	315,756
Nipponkoa Insurance Co., Ltd.†	35,000	219,756
Nishi-Nippon City Bank Ltd.	46,000	135,801
Nissan Chemical Industries Ltd.	8,000	111,926
Nissan Motor Co., Ltd.*	553,200	4,739,686
Nissha Printing Co., Ltd.	1,600	62,467
Nisshin Seifun Group, Inc.	11,500	148,470
Nisshin Steel Co., Ltd.	48,000	100,118
Nisshinbo Holdings, Inc.	7,000	72,478
Nissin Food Holdings Co., Ltd.	3,600	121,104
Nitori Co., Ltd.	2,250	170,874
Nitto Denko Corp.	8,800	341,684

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
NOK Corp.	6,400	$96,318
Nomura Holdings, Inc.	242,900	1,790,118
Nomura Real Estate Holdings, Inc.	4,300	66,324
Nomura Real Estate Office Fund, Inc. (REIT)	18	101,080
Nomura Research Institute Ltd.	5,100	116,194
NSK Ltd.	24,000	189,453
NTN Corp.	24,000	108,332
NTT Data Corp.	76	253,225
NTT DoCoMo, Inc.	861	1,311,439
NTT Urban Development Corp.	66	55,771
Obayashi Corp.	35,000	155,364
Obic Co., Ltd.	400	72,649
Odakyu Electric Railway Co., Ltd.	38,000	316,226
OJI Paper Co., Ltd.	51,000	223,660
Olympus Corp.	12,900	413,948
Omron Corp.	11,100	257,643
Ono Pharmaceutical Co., Ltd.	5,500	244,732
Oracle Corp. Japan	2,200	102,011
Oriental Land Co., Ltd.	2,700	188,298
ORIX Corp.^	34,140	3,027,282
Osaka Gas Co., Ltd.	111,000	397,743
Otsuka Corp.	700	44,475
Panasonic Corp.	341,700	5,226,559
Panasonic Electric Works Co., Ltd.	22,000	277,677
Rakuten, Inc.	405	292,844
Resona Holdings, Inc.	26,800	338,834
Ricoh Co., Ltd.	39,000	609,049
Rinnai Corp.	2,300	120,794
Rohm Co., Ltd.	5,600	418,098
Sankyo Co., Ltd.	2,400	118,729
Santen Pharmaceutical Co., Ltd.	4,100	123,057
Sanyo Electric Co., Ltd.*	93,000	149,214
Sapporo Hokuyo Holdings, Inc.	14,700	67,140
Sapporo Holdings Ltd.	15,000	78,297
SBI Holdings, Inc.	1,074	211,951
Secom Co., Ltd.	12,500	546,850
Sega Sammy Holdings, Inc.	11,800	142,877
Seiko Epson Corp.	8,200	127,355
Sekisui Chemical Co., Ltd.	24,000	162,755
Sekisui House Ltd.	31,000	309,702
Senshu Ikeda Holdings, Inc.	26,600	48,369
Seven & I Holdings Co., Ltd.	44,000	1,063,173
Seven Bank Ltd.	24	48,262
Sharp Corp.^	207,000	2,588,330
Shikoku Electric Power Co., Inc.	11,000	311,680
Shimadzu Corp.	16,000	128,185
Shimamura Co., Ltd.	1,300	115,135
Shimano, Inc.	3,900	172,494
Shimizu Corp.	36,000	150,176
Shin-Etsu Chemical Co., Ltd.	32,700	1,899,251
Shinko Electric Industries Co., Ltd.	3,400	52,587
Shinsei Bank Ltd.	48,000	58,017
Shionogi & Co., Ltd.	15,600	296,682
Shiseido Co., Ltd.	21,000	455,985
Shizuoka Bank Ltd.	36,000	313,830
Showa Denko KK	76,000	171,526
Showa Shell Sekiyu KK	12,100	81,797
SMC Corp.^	5,300	719,403
Softbank Corp.	44,600	1,098,661
Sojitz Corp.	79,100	153,140
Sompo Japan Insurance, Inc.†	54,000	378,907
Sony Corp.^	127,700	4,889,999
Sony Financial Holdings, Inc.	50	164,189
Square Enix Holdings Co., Ltd.	3,600	78,708
Stanley Electric Co., Ltd.	7,300	141,565
Sumco Corp.*^	96,800	2,058,385
Sumitomo Chemical Co., Ltd.	96,000	469,269
Sumitomo Corp.	120,700	1,387,876
Sumitomo Electric Industries Ltd.	42,400	519,739
Sumitomo Heavy Industries Ltd.	37,000	222,815
Sumitomo Metal Industries Ltd.	202,000	611,466
Sumitomo Metal Mining Co., Ltd.	28,000	416,601
Sumitomo Mitsui Financial Group, Inc.	138,900	4,590,876
Sumitomo Realty & Development Co., Ltd.	52,000	989,496
Sumitomo Rubber Industries Ltd.	9,800	86,375
Sumitomo Trust & Banking Co., Ltd.	87,000	509,958
Suruga Bank Ltd.	12,000	107,306
Suzuken Co., Ltd.	3,700	130,404
Suzuki Motor Corp.	20,400	450,157
Sysmex Corp.	1,900	111,370
T&D Holdings, Inc.	15,150	358,615
Taiheiyo Cement Corp.*	58,000	83,132
Taisei Corp.	51,000	112,376
Taisho Pharmaceutical Co., Ltd.	8,000	145,470
Taiyo Nippon Sanso Corp.	15,000	146,647
Takashimaya Co., Ltd.	19,000	156,081
Takeda Pharmaceutical Co., Ltd.	42,300	1,861,852
TDK Corp.	6,200	412,493
Teijin Ltd.	63,000	211,595
Terumo Corp.	10,100	538,004
THK Co., Ltd.	7,700	168,018
Tobu Railway Co., Ltd.	47,000	260,916
Toho Co., Ltd.	7,300	117,593
Toho Gas Co., Ltd.	27,000	147,288
Tohoku Electric Power Co., Inc.	24,700	522,058
Tokio Marine Holdings, Inc.	41,700	1,174,415
Tokuyama Corp.	14,000	77,570
Tokyo Electric Power Co., Inc.^	145,500	3,878,340
Tokyo Electron Ltd.	9,400	623,382
Tokyo Gas Co., Ltd.^	284,000	1,251,556
Tokyo Steel Manufacturing Co., Ltd.	6,200	77,657
Tokyo Tatemono Co., Ltd.	15,000	53,910
Tokyu Corp.	64,000	267,665
Tokyu Land Corp.	26,000	99,283
TonenGeneral Sekiyu KK	18,000	151,909
Toppan Printing Co., Ltd.	32,000	288,887
Toray Industries, Inc.	80,000	467,216
Toshiba Corp.*	664,000	3,430,442
Tosoh Corp.	29,000	73,826
TOTO Ltd.	17,000	115,831
Toyo Seikan Kaisha Ltd.	8,100	143,476
Toyo Suisan Kaisha Ltd.	4,000	103,455
Toyoda Gosei Co., Ltd.	3,700	103,730
Toyota Boshoku Corp.	3,400	65,316
Toyota Industries Corp.	10,100	288,448
Toyota Motor Corp.	167,400	6,705,669
Toyota Tsusho Corp.	11,600	181,898
Trend Micro, Inc.	6,000	209,220
Tsumura & Co.	3,900	113,258
Ube Industries Ltd.	65,000	166,863
Unicharm Corp.	2,500	241,470
UNY Co., Ltd.	11,000	90,951
Ushio, Inc.	7,600	128,929
USS Co., Ltd.	1,400	95,090
West Japan Railway Co.	103	354,755
Yahoo! Japan Corp.^	2,071	754,279
Yakult Honsha Co., Ltd.	6,200	167,252

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Yamada Denki Co., Ltd.	4,640	$342,454
Yamaguchi Financial Group, Inc.	12,000	131,308
Yamaha Corp.	10,700	138,142
Yamaha Motor Co., Ltd.*	12,900	193,314
Yamato Holdings Co., Ltd.	24,000	337,320
Yamato Kogyo Co., Ltd.	2,300	76,388
Yamazaki Baking Co., Ltd.	7,000	86,630
Yaskawa Electric Corp.	14,000	128,035
Yokogawa Electric Corp.	13,000	113,189

		229,481,230

Luxembourg (0.3%)
ArcelorMittal S.A.	49,422	2,168,767
Millicom International Cellular S.A. (SDR)	4,260	381,126
SES S.A. (FDR)	17,335	437,716
Tenaris S.A.	27,306	589,356

		3,576,965

Macau (0.0%)
Sands China Ltd.*	116,000	184,363
Wynn Macau Ltd.*^	148,800	214,645

		399,008

Mexico (0.1%)
America Movil S.A.B. de C.V. (ADR)	10,239	515,431
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	7,687	365,363
Fresnillo plc	10,981	141,308

		1,022,102

Netherlands (4.1%)
Aegon N.V.*	92,910	636,229
Akzo Nobel N.V.^	70,416	4,013,056
ASML Holding N.V.	24,453	873,906
Corio N.V. (REIT)	2,947	196,769
European Aeronautic Defence and Space Co. N.V	24,950	501,942
Fugro N.V. (CVA)	4,163	272,085
Heineken Holding N.V.	6,300	280,247
Heineken N.V.	104,395	5,365,092
ING Groep N.V. (CVA)*	295,378	2,949,055
James Hardie Industries SE (CDI)*	24,740	164,821
Koninklijke (Royal) KPN N.V.	93,833	1,486,608
Koninklijke Ahold N.V.	74,965	999,352
Koninklijke Boskalis Westminster N.V.	3,406	130,534
Koninklijke DSM N.V.^	50,212	2,239,039
Koninklijke Philips Electronics N.V.	55,858	1,791,055
Koninklijke Vopak N.V.*	1,807	142,313
QIAGEN N.V.*	12,012	276,619
Randstad Holding N.V.*^	67,420	3,203,975
Reed Elsevier N.V.	88,199	1,071,896
Royal Dutch Shell plc, Class A	454,342	13,153,771
Royal Dutch Shell plc, Class B	156,126	4,301,305
SBM Offshore N.V.	8,134	162,760
TNT N.V.	22,230	637,430
Unilever N.V. (CVA)	93,260	2,820,910
Wolters Kluwer N.V.	33,640	729,473

		48,400,242

New Zealand (0.1%)
Auckland International Airport Ltd.	55,998	77,170
Contact Energy Ltd.*	17,601	80,018
Fletcher Building Ltd.	33,023	195,874
Sky City Entertainment Group Ltd.	30,510	69,786
Telecom Corp. of New Zealand Ltd.	382,045	586,567

		1,009,415

Norway (0.3%)
DnB NOR ASA*	51,822	592,057
Norsk Hydro ASA*	40,797	310,961
Orkla ASA	46,732	413,206
Renewable Energy Corp. ASA*	23,604	110,410
Statoil ASA	64,200	1,486,391
Telenor ASA*	48,000	650,963
Yara International ASA	10,450	453,645

		4,017,633

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	127,182	141,545
Banco Espirito Santo S.A. (Registered)*	32,154	173,715
Brisa Auto-Estradas de Portugal S.A.	9,848	83,531
Cimpor Cimentos de Portugal SGPS S.A.	15,360	116,074
EDP - Energias de Portugal S.A.	105,542	419,526
Galp Energia SGPS S.A., Class B	8,758	152,121
Jeronimo Martins SGPS S.A.	12,586	127,495
Portugal Telecom SGPS S.A. (Registered)	35,011	391,447

		1,605,454

Singapore (1.1%)
Ascendas Real Estate Investment Trust (REIT)	77,000	105,679
CapitaLand Ltd.	1,949,500	5,532,374
CapitaMall Trust (REIT)	138,000	174,602
CapitaMalls Asia Ltd.*	79,000	127,624
City Developments Ltd.	32,000	242,468
ComfortDelgro Corp., Ltd.	120,000	133,815
Cosco Corp. (Singapore) Ltd.	39,000	34,569
DBS Group Holdings Ltd.	98,000	1,001,751
Fraser and Neave Ltd.	62,000	212,731
Golden Agri-Resources Ltd.*	346,788	143,777
Jardine Cycle & Carriage Ltd.	8,000	168,012
Keppel Corp., Ltd.	73,000	475,900
Neptune Orient Lines Ltd.	45,000	64,656
Olam International Ltd.	69,962	129,527
Oversea-Chinese Banking Corp., Ltd.	145,525	906,053
SembCorp Industries Ltd.	63,000	185,990
SembCorp Marine Ltd.	47,000	140,770
Singapore Airlines Ltd.	29,000	315,093
Singapore Exchange Ltd.	49,000	267,951
Singapore Press Holdings Ltd.	89,000	243,025
Singapore Technologies Engineering Ltd.	75,000	171,021
Singapore Telecommunications Ltd.	469,000	1,062,747
StarHub Ltd.	37,000	60,567
United Overseas Bank Ltd.	69,000	947,982
UOL Group Ltd.	27,000	75,271
Wilmar International Ltd.	70,000	335,251

		13,259,206

South Korea (0.1%)
Samsung Electronics Co., Ltd.	888	641,994

Spain (4.6%)
Abertis Infraestructuras S.A.	16,769	322,749
Acciona S.A.	1,339	148,498
Acerinox S.A.	8,964	176,463
ACS Actividades de Construccion y Servicios S.A.	8,194	378,056
Banco Bilbao Vizcaya Argentaria S.A.	627,288	8,582,607
Banco de Sabadell S.A.	52,458	289,645
Banco de Valencia S.A.	13,653	87,039
Banco Popular Espanol S.A.	46,047	338,954
Banco Santander S.A.	762,273	10,130,910

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Bankinter S.A.	16,421	$136,623
Criteria Caixacorp S.A.	49,971	247,633
EDP Renovaveis S.A.*	13,977	109,210
Enagas S.A.	10,231	224,205
Ferrovial S.A.	24,475	238,012
Fomento de Construcciones y Contratas S.A.	2,210	80,907
Gamesa Corp. Tecnologica S.A.	10,646	145,947
Gas Natural SDG S.A.	13,712	253,170
Gestevision Telecinco S.A.	4,992	78,347
Grifols S.A.	6,656	99,429
Iberdrola Renovables S.A.	54,146	224,882
Iberdrola S.A.	206,950	1,753,969
Iberia Lineas Aereas de Espana S.A.*	27,232	95,189
Inditex S.A.	135,577	8,937,029
Indra Sistemas S.A.	5,300	108,665
Mapfre S.A.	39,748	145,810
Red Electrica Corporacion S.A.	6,418	344,442
Repsol YPF S.A.	40,577	960,737
Sacyr Vallehermoso S.A.*	4,920	43,406
Telefonica S.A.	813,438	19,270,672
Zardoya Otis S.A.	7,731	133,969

		54,087,174

Sweden (1.4%)
Alfa Laval AB	19,555	287,884
Assa Abloy AB, Class B	16,734	327,468
Atlas Copco AB, Class A^	60,539	939,031
Atlas Copco AB, Class B	23,417	328,200
Electrolux AB, Class B	12,967	296,313
Getinge AB, Class B	11,699	280,461
Hennes & Mauritz AB, Class B	29,437	1,912,431
Holmen AB, Class B	3,021	81,376
Husqvarna AB, Class B*	25,026	181,961
Investor AB, Class B	26,321	504,869
Kinnevik Investment AB, Class B	12,149	223,779
Lundin Petroleum AB*	12,575	106,496
Nordea Bank AB	186,141	1,836,765
Ratos AB, Class B*	5,660	187,736
Sandvik AB	57,086	713,516
Scania AB, Class B	20,462	323,624
Securitas AB, Class B	18,534	197,645
Skandinaviska Enskilda Banken AB, Class A*	85,625	547,030
Skanska AB, Class B	22,436	407,667
SKF AB, Class B	21,522	382,416
SSAB AB, Class A	11,529	207,249
SSAB AB, Class B	4,277	69,421
Svenska Cellulosa AB, Class B	34,060	480,197
Svenska Handelsbanken AB, Class A	27,816	815,149
Swedbank AB, Class A*	32,591	334,459
Swedish Match AB	13,618	325,522
Tele2 AB, Class B	17,429	290,862
Telefonaktiebolaget LM Ericsson, Class B	171,564	1,808,163
TeliaSonera AB*	128,148	909,562
Volvo AB, Class A*	24,442	242,030
Volvo AB, Class B	63,676	640,675

		16,189,957

Switzerland (9.0%)
ABB Ltd. (Registered)*	324,539	7,088,518
Actelion Ltd. (Registered)*	5,678	258,321
Adecco S.A. (Registered)	6,782	384,961
Aryzta AG	5,059	221,667
Baloise Holding AG (Registered)	2,857	253,347
BKW FMB Energie AG	905	67,248
Cie Financiere Richemont S.A., Class A	28,958	1,121,354
Credit Suisse Group AG (Registered)	228,288	11,767,311
GAM Holding Ltd.	12,925	158,743
Geberit AG (Registered)	2,269	406,070
Givaudan S.A. (Registered)	438	384,247
Holcim Ltd. (Registered)*	24,277	1,809,723
Julius Baer Group Ltd.	100,112	3,631,719
Kuehne & Nagel International AG (Registered)	3,218	325,646
Lindt & Spruengli AG	48	113,581
Lindt & Spruengli AG (Registered)	6	162,462
Logitech International S.A. (Registered)*	11,052	181,859
Lonza Group AG (Registered)^	39,129	3,191,478
Nestle S.A. (Registered)	319,200	16,347,496
Nobel Biocare Holding AG (Registered)	6,563	175,528
Novartis AG (Registered)	330,470	17,849,266
Pargesa Holding S.A.	1,732	147,016
Roche Holding AG	47,932	7,773,494
Schindler Holding AG	3,847	337,400
SGS S.A. (Registered)	463	638,469
Sonova Holding AG	2,683	333,339
STMicroelectronics N.V.	40,971	407,837
Straumann Holding AG (Registered)	447	111,284
Swatch Group AG	8,882	2,832,064
Swatch Group AG (Registered)	2,835	168,584
Swiss Life Holding AG (Registered)*	1,671	219,493
Swiss Reinsurance Co., Ltd.*	19,837	976,423
Swisscom AG (Registered)	1,240	452,534
Syngenta AG (Registered)^	28,898	8,024,786
Transocean Ltd.*	71,388	6,166,496
UBS AG (Registered)*	205,820	3,345,746
Xstrata plc*	284,428	5,388,769
Zurich Financial Services AG	11,268	2,888,601

		106,112,880

Taiwan (0.4%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	482,676	5,063,271

United Kingdom (15.9%)
3i Group plc	56,707	250,586
Admiral Group plc	10,582	211,968
AMEC plc	18,989	230,238
Anglo American plc*	76,072	3,317,724
Antofagasta plc	23,664	373,465
Associated British Foods plc	19,467	289,060
AstraZeneca plc	156,147	6,964,051
Autonomy Corp. plc*	167,190	4,625,148
Aviva plc	264,968	1,549,249
BAE Systems plc	402,682	2,268,903
Balfour Beatty plc	36,900	163,620
Barclays plc	1,144,819	6,259,358
BG Group plc	252,087	4,362,892
BHP Billiton plc	126,719	4,345,891
BP plc	1,818,684	17,204,923
British Airways plc*	32,961	121,545
British American Tobacco plc	114,627	3,951,194
British Land Co. plc (REIT)	83,071	606,476
British Sky Broadcasting Group plc	65,409	597,534
BT Group plc, Class A	442,361	831,719
Bunzl plc	19,402	212,281
Burberry Group plc	91,295	989,869
Cable & Wireless Worldwide plc*	148,949	207,948

See Notes to Portfolio of Investments.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cairn Energy plc*	76,260	$482,571
Capita Group plc	34,797	399,466
Carnival plc	8,895	365,125
Centrica plc	386,737	1,724,821
Cobham plc	68,479	267,066
Compass Group plc	599,456	4,784,888
Diageo plc	143,706	2,411,897
Drax Group plc	19,394	109,952
Eurasian Natural Resources Corp.	15,013	271,564
Firstgroup plc	30,879	168,223
G4S plc	69,472	275,683
GlaxoSmithKline plc	331,036	6,357,203
Hammerson plc (REIT)	42,600	254,315
Home Retail Group plc	50,140	206,197
HSBC Holdings plc^	1,870,741	18,971,983
ICAP plc	111,198	630,761
Imperial Tobacco Group plc	108,878	3,320,970
Inmarsat plc	25,264	289,836
Intercontinental Hotels Group plc	13,714	214,769
International Power plc	86,896	420,516
Invensys plc	44,161	228,318
Investec plc	23,068	188,681
J Sainsbury plc	72,262	359,238
Johnson Matthey plc	11,756	311,482
Kazakhmys plc*	67,330	1,560,186
Kingfisher plc	135,525	440,933
Land Securities Group plc (REIT)	44,069	453,411
Legal & General Group plc	337,378	450,791
Liberty International plc (REIT)	27,718	211,783
Lloyds Banking Group plc*	2,188,482	2,084,605
London Stock Exchange Group plc	8,502	91,667
Lonmin plc*	8,539	264,083
Man Group plc	182,758	669,765
Marks & Spencer Group plc	565,471	3,175,836
National Grid plc	141,318	1,375,697
Next plc	10,871	356,990
Old Mutual plc*	955,373	1,775,979
Pearson plc	46,512	731,229
Petrofac Ltd.	13,119	239,295
Prudential plc	256,116	2,127,892
Randgold Resources Ltd.	4,697	357,454
Reckitt Benckiser Group plc	91,727	5,034,709
Reed Elsevier plc	69,181	551,681
Resolution Ltd.*	146,117	181,710
Rexam plc	51,166	227,420
Rio Tinto plc	159,888	9,474,703
Rolls-Royce Group plc*	597,729	5,401,505
Royal Bank of Scotland Group plc*	958,928	640,276
RSA Insurance Group plc	212,142	410,455
SABMiller plc	54,095	1,585,963
Sage Group plc	71,502	259,434
Schroders plc	7,877	168,184
Scottish & Southern Energy plc	52,979	885,156
Segro plc (REIT)	38,549	186,960
Serco Group plc	27,788	253,431
Severn Trent plc	15,119	274,170
Smith & Nephew plc	51,002	508,102
Smiths Group plc	22,229	383,201
Standard Chartered plc	285,443	7,786,047
Standard Life plc	130,926	397,956
Tesco plc	1,082,242	7,151,405
Thomas Cook Group plc	288,973	1,183,118
Tomkins plc	56,667	202,942
TUI Travel plc	347,863	1,591,565
Tullow Oil plc	48,996	929,393
Unilever plc	73,675	2,163,365
United Utilities Group plc	37,264	316,104
Vedanta Resources plc	8,241	347,159
Vodafone Group plc	6,340,066	14,623,996
Whitbread plc	9,936	222,248
WM Morrison Supermarkets plc	207,267	923,139
Wolseley plc*	100,782	2,434,752
WPP plc	141,116	1,462,600

		187,481,612

United States (0.0%)
Synthes, Inc.	3,546	442,577

Total Common Stocks (98.0%) (Cost $993,843,311)		1,157,053,838

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Volkswagen AG, expiring 4/13/10* (Cost $—)	7,900	4,908

	Number of Warrants	Value (Note 1)
WARRANT:
Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12* (Cost $—)	155	14

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.5%)
Credit Suisse (USA) LLC, Repurchase Agreement
0.03%, 4/1/10(u)	$10,559,002	10,559,002
Lehman Brothers Holdings, Inc.
0.00%, 4/1/10(h)(s)	2,109,986	485,297
Monumental Global Funding II
0.43%, 5/26/10(l)	3,960,000	3,931,884
Pricoa Global Funding I
0.40%, 6/25/10(l)	2,529,936	2,513,982

Total Short-Term Investments of Cash Collateral for Securities Loaned		17,490,165

Time Deposit (1.6%)
JPMorgan Chase Nassau
0.000%, 4/1/10	19,270,421	19,270,421

Total Short-Term Investments (3.1%)
(Cost/Amortized Cost $38,429,345)		36,760,586

Total Investments (101.1%)
(Cost/Amortized Cost $1,032,272,656)		1,193,819,346
Other Assets Less Liabilities (-1.1%)		(13,477,197)

Net Assets (100%)		$1,180,342,149

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $2,142,365 or 0.2% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $3,268,572 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.000%-8.000%, maturing 4/1/12 to 4/1/40, which had a total value of $10,770,182.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary	11.8%
Consumer Staples	9.7
Energy	7.8
Financials	22.9
Health Care	8.9
Industrials	10.4
Information Technology	7.3
Materials	9.5
Telecommunication Services	5.7
Utilities	4.0
Cash and Other	2.0

100.0%

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Dow Jones EURO Stoxx 50 Index	40	June-10	$1,521,417	$1,540,281	$18,864
E-Mini MSCI EAFE Index	57	June-10	4,428,393	4,485,330	56,937

					$75,801

At March 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contract
European Union Euro vs. U.S. Dollar, expiring 6/17/10	1,485	$2,021,916	$2,005,715	$16,201

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$12,980,999	$129,360,305	$147,793	$142,489,097
Consumer Staples	365,363	112,745,292	—	113,110,655
Energy	16,311,062	74,503,927	1,395,909	92,210,898
Financials	9,213,537	256,441,139	598,663	266,253,339
Health Care	13,180,890	88,977,661	—	102,158,551
Industrials	7,230,936	127,378,387	—	134,609,323
Information Technology	14,544,065	66,888,898	—	81,432,963
Materials	7,757,890	107,063,296	—	114,821,186
Telecommunication Services	515,431	65,121,856	—	65,637,287
Utilities	—	44,330,539	—	44,330,539
Forward Currency Contracts	—	16,201	—	16,201
Futures	75,801	—	—	75,801
Rights
Consumer Discretionary	—	4,908	—	4,908
Short-Term Investments	—	36,760,586	—	36,760,586
Warrants
Consumer Staples	—	14	—	14

Total Assets	$82,175,974	$1,109,593,009	$2,142,365	$1,193,911,348

Total Liabilities	$—	$—	$—	$–

Total	$82,175,974	$1,109,593,009	$2,142,365	$1,193,911,348

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities-Energy
Balance as of 12/31/09	$—	$—
Total gains or losses (realized/unrealized) included in earnings	25,048	20,363
Purchases, sales, issuances, and settlements (net)	—	796,775
Transfers into Level 3	122,745	578,771
Transfers out of Level 3	—	—

Balance as of 3/31/10	$147,793	$1,395,909

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$25,048	$9,414

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$42,047
Total gains or losses (realized/unrealized) included in earnings	57,054	(407)
Purchases, sales, issuances, and settlements (net)	—	(41,640)
Transfers into Level 3	541,609	—
Transfers out of Level 3	—	—

Balance as of 3/31/10	$598,663	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$57,054	$—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in Securities- Consumer Staples
Balance as of 12/31/09	$—
Total gains or losses (realized/unrealized) included in earnings	715
Purchases, sales, issuances, and settlements (net)	(715)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$—

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$134,332,245
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$152,493,085
As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$174,785,727
Aggregate gross unrealized depreciation	(49,149,668)

Net unrealized appreciation	$125,636,059

Federal income tax cost of investments	$1,068,183,287

At March 31, 2010, the Portfolio had loaned securities with a total value of $18,269,351. This was secured by collateral of $19,158,924 which was received as cash and subsequently invested in short-term investments currently valued at $17,490,165, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $1,126,568,730 of which $154,814,122 expires in the year 2016, and $971,754,608 expires in the year 2017.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	8,100	$102,384
Johnson Controls, Inc.	22,600	745,574
TRW Automotive Holdings Corp.*	7,700	220,066

		1,068,024

Automobiles (0.3%)
Ford Motor Co.*^	179,300	2,253,801
Harley-Davidson, Inc.	7,900	221,753

		2,475,554

Distributors (0.0%)
Genuine Parts Co.	5,400	228,096

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	4,300	263,547
DeVry, Inc.	2,100	136,920
H&R Block, Inc.	11,300	201,140

		601,607

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	14,700	571,536
Darden Restaurants, Inc.	4,700	209,338
International Game Technology	10,000	184,500
Life Time Fitness, Inc.*^	95,020	2,670,062
Marriott International, Inc., Class A	8,510	268,235
McDonald’s Corp.	36,400	2,428,608
Royal Caribbean Cruises Ltd.*^	19,300	636,707
Starbucks Corp.*	25,000	606,750
Starwood Hotels & Resorts Worldwide, Inc.	6,300	293,832
Vail Resorts, Inc.*	33,700	1,351,033
Wyndham Worldwide Corp.	6,000	154,380
Wynn Resorts Ltd.	2,300	174,409
Yum! Brands, Inc.	15,800	605,614

		10,155,004

Household Durables (0.5%)
D.R. Horton, Inc.^	29,900	376,740
Fortune Brands, Inc.	9,800	475,398
Garmin Ltd.^	22,200	854,256
Harman International Industries, Inc.*	2,300	107,594
Leggett & Platt, Inc.	5,100	110,364
Lennar Corp., Class A	5,400	92,934
Newell Rubbermaid, Inc.	9,300	141,360
NVR, Inc.*^	800	581,200
Pulte Group, Inc.*^	51,107	574,954
Stanley Black & Decker, Inc.	5,377	308,693
Whirlpool Corp.	2,500	218,125

		3,841,618

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	11,300	1,533,749
Expedia, Inc.	7,100	177,216
Liberty Media Corp. - Interactive, Class A*	37,631	576,130
priceline.com, Inc.*	1,500	382,500

		2,669,595

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	9,000	52,110
Hasbro, Inc.	4,200	160,776
Mattel, Inc.	12,200	277,428

		490,314

Media (5.0%)
CBS Corp., Class B^	245,250	3,418,785
Comcast Corp., Class A^	569,814	10,355,668
DIRECTV, Class A*	257,990	8,722,642
Discovery Communications, Inc., Class A*	9,617	324,958
DISH Network Corp., Class A	163,540	3,404,903
Gannett Co., Inc.	7,900	130,508
Interpublic Group of Cos., Inc.*	16,400	136,448
McGraw-Hill Cos., Inc.	10,600	377,890
Meredith Corp.	1,200	41,292
New York Times Co., Class A*	3,900	43,407
News Corp., Class A	135,000	1,945,350
Omnicom Group, Inc.	10,500	407,505
Scripps Networks Interactive, Inc., Class A	3,000	133,050
Time Warner Cable, Inc.	42,694	2,276,017
Time Warner, Inc.	69,133	2,161,789
Viacom, Inc., Class B*	32,200	1,107,036
Walt Disney Co.	64,900	2,265,659
Washington Post Co., Class B	300	133,254

		37,386,161

Multiline Retail (0.7%)
Big Lots, Inc.*	2,800	101,976
Family Dollar Stores, Inc.	4,700	172,067
J.C. Penney Co., Inc.	7,900	254,143
Kohl’s Corp.*	10,400	569,712
Macy’s, Inc.	47,500	1,034,075
Nordstrom, Inc.	5,600	228,760
Sears Holdings Corp.*	1,700	184,331
Target Corp.	51,140	2,689,964

		5,235,028

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A	3,000	136,920
AutoNation, Inc.*	3,100	56,048
AutoZone, Inc.*	1,000	173,090
Bed Bath & Beyond, Inc.*	8,900	389,464
Best Buy Co., Inc.	11,500	489,210
GameStop Corp., Class A*	5,500	120,505
Gap, Inc.	46,900	1,083,859
Home Depot, Inc.	116,882	3,781,133
Limited Brands, Inc.^	29,790	733,430
Lowe’s Cos., Inc.	66,400	1,609,536
Office Depot, Inc.*	69,200	552,216
O’Reilly Automotive, Inc.*	4,600	191,866
RadioShack Corp.	4,200	95,046
Ross Stores, Inc.	12,900	689,763
Sherwin-Williams Co.	3,200	216,576
Staples, Inc.	24,400	570,716
Tiffany & Co.	4,200	199,458
TJX Cos., Inc.	24,000	1,020,480
Urban Outfitters, Inc.*	4,347	165,316

		12,274,632

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	10,800	426,816
Jones Apparel Group, Inc.	33,460	636,409
NIKE, Inc., Class B	65,285	4,798,448
Polo Ralph Lauren Corp.	2,000	170,080
VF Corp.	3,000	240,450

		6,272,203

Total Consumer Discretionary		82,697,836

Consumer Staples (7.7%)
Beverages (1.5%)
Brown-Forman Corp., Class B	3,700	219,965
Coca-Cola Co.	85,060	4,678,300
Coca-Cola Enterprises, Inc.	30,620	846,949
Constellation Brands, Inc., Class A*^	31,400	516,216
Dr. Pepper Snapple Group, Inc.	8,500	298,945

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Brewing Co., Class B	5,300	$222,918
PepsiCo, Inc.	73,693	4,875,529

		11,658,822

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	14,700	877,737
CVS Caremark Corp.	91,625	3,349,810
Kroger Co.	21,900	474,354
Rite Aid Corp.*	488,710	733,065
Safeway, Inc.	21,000	522,060
SUPERVALU, Inc.^	31,400	523,752
Sysco Corp.	19,900	587,050
Walgreen Co.	33,400	1,238,806
Wal-Mart Stores, Inc.	76,100	4,231,160
Whole Foods Market, Inc.*	4,700	169,905

		12,707,699

Food Products (1.4%)
Archer-Daniels-Midland Co.	49,500	1,430,550
Bunge Ltd.^	4,300	265,009
Campbell Soup Co.	6,400	226,240
ConAgra Foods, Inc.	14,900	373,543
Dean Foods Co.*^	15,600	244,764
Del Monte Foods Co.^	17,000	248,200
General Mills, Inc.	11,000	778,690
H.J. Heinz Co.	10,700	488,027
Hershey Co.	5,600	239,736
Hormel Foods Corp.	2,300	96,623
J.M. Smucker Co.	4,000	241,040
Kellogg Co.	8,600	459,498
Kraft Foods, Inc., Class A	71,100	2,150,064
McCormick & Co., Inc.(Non- Voting)	4,400	168,784
Mead Johnson Nutrition Co., Class A	6,893	358,643
Nestle S.A. (Registered) (ADR)	29,271	1,498,675
Sara Lee Corp.	42,700	594,811
Smithfield Foods, Inc.*^	12,900	267,546
Tyson Foods, Inc., Class A	26,200	501,730

		10,632,173

Household Products (1.7%)
Clorox Co.	4,700	301,458
Colgate-Palmolive Co.	33,980	2,897,135
Kimberly-Clark Corp.	22,295	1,401,910
Procter & Gamble Co.	125,671	7,951,204

		12,551,707

Personal Products (0.1%)
Avon Products, Inc.	14,400	487,728
Estee Lauder Cos., Inc., Class A	4,000	259,480

		747,208

Tobacco (1.3%)
Altria Group, Inc.	161,443	3,312,810
Lorillard, Inc.	5,400	406,296
Philip Morris International, Inc.	102,933	5,368,985
Reynolds American, Inc.	18,580	1,002,949

		10,091,040

Total Consumer Staples		58,388,649

Energy (11.2%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	10,500	491,820
BJ Services Co.	9,900	211,860
Cameron International Corp.*	8,200	351,452
Diamond Offshore Drilling, Inc.	2,400	213,144
Ensco plc (ADR)	13,500	604,530
FMC Technologies, Inc.*	4,100	264,983
Halliburton Co.	30,400	915,952
Helmerich & Payne, Inc.	3,593	136,821
Nabors Industries Ltd.*	9,500	186,485
National Oilwell Varco, Inc.	14,100	572,178
Noble Corp.*	8,900	372,198
Rowan Cos., Inc.*^	21,300	620,043
Schlumberger Ltd.	40,600	2,576,476
Smith International, Inc.	8,300	355,406
Transocean Ltd.*	68,600	5,925,668

		13,799,016

Oil, Gas & Consumable Fuels (9.4%)
Anadarko Petroleum Corp.	16,600	1,208,978
Apache Corp.	12,700	1,289,050
Cabot Oil & Gas Corp.	3,500	128,800
Chesapeake Energy Corp.	21,800	515,352
Chevron Corp.	73,400	5,565,922
Cimarex Energy Co.	12,400	736,312
ConocoPhillips	212,940	10,896,140
Consol Energy, Inc.	6,100	260,226
Denbury Resources, Inc.*	13,405	226,142
Devon Energy Corp.	29,700	1,913,571
El Paso Corp.	23,600	255,824
EOG Resources, Inc.	29,937	2,782,345
Exxon Mobil Corp.#	305,800	20,482,484
Forest Oil Corp.*^	6,100	157,502
Hess Corp.	55,227	3,454,449
Marathon Oil Corp.	250,970	7,940,691
Massey Energy Co.	2,900	151,641
Murphy Oil Corp.	6,500	365,235
Newfield Exploration Co.*^	11,300	588,165
Nexen, Inc.	35,100	867,321
Noble Energy, Inc.	5,900	430,700
Occidental Petroleum Corp.	44,580	3,768,793
Peabody Energy Corp.	9,000	411,300
Pioneer Natural Resources Co.	3,900	219,648
Range Resources Corp.	5,300	248,411
SandRidge Energy, Inc.*^	248,000	1,909,600
Southwestern Energy Co.*	11,700	476,424
Spectra Energy Corp.	21,800	491,154
Sunoco, Inc.	3,900	115,869
Tesoro Corp.	4,700	65,330
Valero Energy Corp.	60,800	1,197,760
Williams Cos., Inc.	19,600	452,760
XTO Energy, Inc.	19,600	924,728

		70,498,627

Total Energy		84,297,643

Financials (15.7%)
Capital Markets (2.6%)
Ameriprise Financial, Inc.	25,400	1,152,144
Bank of New York Mellon Corp.	40,600	1,253,728
Charles Schwab Corp.	32,100	599,949
Credit Suisse Group AG (ADR)	27,740	1,425,281
Deutsche Bank AG (Registered)	10,600	814,822
E*TRADE Financial Corp.*	52,200	86,130
Federated Investors, Inc., Class B	2,900	76,502
Franklin Resources, Inc.	5,100	565,590
Goldman Sachs Group, Inc.	36,609	6,246,594
Invesco Ltd.	14,400	315,504
Janus Capital Group, Inc.	6,100	87,169
Legg Mason, Inc.	5,400	154,818
Morgan Stanley	175,758	5,147,952
Northern Trust Corp.	8,200	453,132
State Street Corp.	16,700	753,838
T. Rowe Price Group, Inc.	8,700	477,891

		19,611,044

Commercial Banks (3.4%)
BB&T Corp.^	44,100	1,428,399

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Comerica, Inc.	5,100	$194,004
Fifth Third Bancorp	26,800	364,212
First Horizon National Corp.*	7,583	106,539
Huntington Bancshares, Inc./Ohio	24,100	129,417
KeyCorp.	29,600	229,400
M&T Bank Corp.	2,800	222,264
Marshall & Ilsley Corp.	17,700	142,485
Mitsubishi UFJ Financial Group, Inc.	855,624	4,484,499
PNC Financial Services Group, Inc.	17,462	1,042,481
Regions Financial Corp.	40,100	314,785
SunTrust Banks, Inc.	16,800	450,072
U.S. Bancorp	339,150	8,777,202
Wells Fargo & Co.	239,900	7,465,688
Zions Bancorp	4,600	100,372

		25,451,819

Consumer Finance (0.4%)
American Express Co.	40,100	1,654,526
Capital One Financial Corp.	15,200	629,432
Discover Financial Services	18,300	272,670
SLM Corp.*	16,000	200,320

		2,756,948

Diversified Financial Services (4.0%)
Bank of America Corp.	529,725	9,455,591
Citigroup, Inc.*	658,200	2,665,710
CME Group, Inc.	2,300	727,053
IntercontinentalExchange, Inc.*	2,500	280,450
JPMorgan Chase & Co.	348,000	15,573,000
Leucadia National Corp.*	6,400	158,784
Moody’s Corp.	6,600	196,350
NASDAQ OMX Group, Inc.*	4,900	103,488
NYSE Euronext	43,728	1,294,786

		30,455,212

Insurance (4.6%)
ACE Ltd.	157,091	8,215,859
Aflac, Inc.	15,800	857,782
Allstate Corp.	18,100	584,811
American International Group, Inc.*	4,495	153,459
Aon Corp.	9,200	392,932
Assurant, Inc.	3,900	134,082
Berkshire Hathaway, Inc., Class B*	56,121	4,560,954
Chubb Corp.	11,500	596,275
Cincinnati Financial Corp.	5,500	158,950
Genworth Financial, Inc., Class A*	16,400	300,776
Hartford Financial Services Group, Inc.	188,878	5,367,913
Lincoln National Corp.	10,200	313,140
Loews Corp.	12,200	454,816
Marsh & McLennan Cos., Inc.	17,800	434,676
MetLife, Inc.	27,600	1,196,184
Principal Financial Group, Inc.	35,000	1,022,350
Progressive Corp.	22,700	433,343
Prudential Financial, Inc.	15,700	949,850
Torchmark Corp.	2,800	149,828
Transatlantic Holdings, Inc.	106,900	5,644,320
Travelers Cos., Inc.	27,000	1,456,380
Unum Group^	24,500	606,865
XL Capital Ltd., Class A	44,800	846,720

		34,832,265

Real Estate Investment Trusts (REITs) (0.6%)
Apartment Investment & Management Co. (REIT), Class A	3,900	71,799
AvalonBay Communities, Inc. (REIT)	2,800	241,780
Boston Properties, Inc. (REIT)	4,700	354,568
Equity Residential (REIT)	9,300	364,095
HCP, Inc. (REIT)	9,900	326,700
Health Care REIT, Inc. (REIT)	4,100	185,443
Host Hotels & Resorts, Inc. (REIT)	21,258	311,430
Kimco Realty Corp. (REIT)	13,500	211,140
Plum Creek Timber Co., Inc. (REIT)	5,500	214,005
ProLogis (REIT)	15,900	209,880
Public Storage (REIT)	4,600	423,154
Simon Property Group, Inc. (REIT)	9,609	806,195
Ventas, Inc. (REIT)	5,300	251,644
Vornado Realty Trust (REIT)	5,269	398,863

		4,370,696

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	9,100	144,235

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	15,900	225,144
People’s United Financial, Inc.	11,700	182,988

		408,132

Total Financials		118,030,351

Health Care (14.1%)
Biotechnology (2.6%)
Alexion Pharmaceuticals, Inc.*	16,890	918,309
Amgen, Inc.*	43,500	2,599,560
Biogen Idec, Inc.*	9,800	562,128
Celgene Corp.*	74,480	4,614,781
Cephalon, Inc.*	2,500	169,450
Genzyme Corp.*	9,000	466,470
Gilead Sciences, Inc.*	230,490	10,482,685

		19,813,383

Health Care Equipment & Supplies (2.9%)
Alcon, Inc.	12,340	1,993,650
Baxter International, Inc.	64,050	3,727,710
Becton, Dickinson and Co.	8,000	629,840
Boston Scientific Corp.*	50,900	367,498
C.R. Bard, Inc.	3,300	285,846
CareFusion Corp.*	5,950	157,259
Covidien plc	20,875	1,049,595
DENTSPLY International, Inc.	5,100	177,735
Hospira, Inc.*	5,500	311,575
Intuitive Surgical, Inc.*	1,300	452,569
Inverness Medical Innovations, Inc.*^	105,000	4,089,750
Medtronic, Inc.	37,400	1,684,122
St. Jude Medical, Inc.*	11,300	463,865
Stryker Corp.	9,500	543,590
Varian Medical Systems, Inc.*^	94,948	5,253,473
Zimmer Holdings, Inc.*	7,200	426,240

		21,614,317

Health Care Providers & Services (1.6%)
Aetna, Inc.	38,900	1,365,779
AmerisourceBergen Corp.	9,700	280,524
Cardinal Health, Inc.	12,200	439,566
CIGNA Corp.	9,200	336,536
Community Health Systems, Inc.*^	71,822	2,652,387
Coventry Health Care, Inc.*	4,900	121,128
DaVita, Inc.*	3,500	221,900
Express Scripts, Inc.*	9,300	946,368
Humana, Inc.*	5,700	266,589
Laboratory Corp. of America Holdings*	3,600	272,556
McKesson Corp.	9,100	598,052
Medco Health Solutions, Inc.*	23,100	1,491,336
Patterson Cos., Inc.	3,100	96,255
Quest Diagnostics, Inc.	5,300	308,937
Tenet Healthcare Corp.*	14,600	83,512

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
UnitedHealth Group, Inc.	39,200	$1,280,664
WellPoint, Inc.*	24,800	1,596,624

		12,358,713

Health Care Technology (0.0%)
Eclipsys Corp.*^	9,917	197,150

Life Sciences Tools & Services (1.2%)
Life Technologies Corp.*	6,000	313,620
Millipore Corp.*	1,900	200,640
PerkinElmer, Inc.	3,900	93,210
Thermo Fisher Scientific, Inc.*	151,400	7,788,016
Waters Corp.*	3,200	216,128

		8,611,614

Pharmaceuticals (5.8%)
Abbott Laboratories, Inc.	108,085	5,693,918
Allergan, Inc.	10,400	679,328
AstraZeneca plc (ADR)^	8,100	362,232
Bristol-Myers Squibb Co.	57,724	1,541,231
Eli Lilly and Co.	245,000	8,873,900
Forest Laboratories, Inc.*	10,200	319,872
Johnson & Johnson	113,900	7,426,280
King Pharmaceuticals, Inc.*	8,300	97,608
Merck & Co., Inc.	145,141	5,421,016
Mylan, Inc.*^	32,000	726,720
Novartis AG (ADR)	8,800	476,080
Pfizer, Inc.	383,835	6,582,770
Roche Holding AG	29,600	4,800,455
Sanofi-Aventis S.A. (ADR)	11,400	425,904
Watson Pharmaceuticals, Inc.*	3,600	150,372

		43,577,686

Total Health Care		106,172,863

Industrials (8.0%)
Aerospace & Defense (3.6%)
Boeing Co.	125,050	9,079,881
General Dynamics Corp.	13,000	1,003,600
Goodrich Corp.	4,200	296,184
Honeywell International, Inc.	25,700	1,163,439
ITT Corp.	6,200	332,382
L-3 Communications Holdings, Inc.	3,900	357,357
Lockheed Martin Corp.	63,000	5,242,860
Northrop Grumman Corp.^	19,200	1,258,944
Precision Castparts Corp.	32,330	4,096,534
Raytheon Co.	23,500	1,342,320
Rockwell Collins, Inc.	5,300	331,727
United Technologies Corp.	31,700	2,333,437

		26,838,665

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	5,700	318,345
Expeditors International of Washington, Inc.	7,100	262,132
FedEx Corp.	10,600	990,040
United Parcel Service, Inc., Class B	33,500	2,157,735

		3,728,252

Airlines (0.1%)
Delta Air Lines, Inc.*	46,100	672,599
Southwest Airlines Co.	25,000	330,500

		1,003,099

Building Products (0.0%)
Masco Corp.	12,100	187,792

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	3,750	136,538
Cintas Corp.	4,350	122,192
Iron Mountain, Inc.	6,050	165,770
Pitney Bowes, Inc.	6,950	169,927
R.R. Donnelley & Sons Co.	6,850	146,247
Republic Services, Inc.	10,900	316,318
Stericycle, Inc.*	2,850	155,325
Waste Management, Inc.	16,500	568,095

		1,780,412

Construction & Engineering (0.1%)
Fluor Corp.	6,000	279,060
Jacobs Engineering Group, Inc.*	4,200	189,798
Quanta Services, Inc.*	7,000	134,120

		602,978

Electrical Equipment (0.3%)
Cooper Industries plc	7,000	335,580
Emerson Electric Co.	25,400	1,278,636
First Solar, Inc.*	1,700	208,505
Rockwell Automation, Inc.	4,800	270,528
Roper Industries, Inc.	3,100	179,304

		2,272,553

Industrial Conglomerates (1.4%)
3M Co.	23,900	1,997,323
General Electric Co.	442,600	8,055,320
Textron, Inc.	9,100	193,193

		10,245,836

Machinery (1.3%)
Caterpillar, Inc.	21,000	1,319,850
Cummins, Inc.	6,800	421,260
Danaher Corp.^	45,314	3,621,042
Deere & Co.	14,300	850,278
Dover Corp.	6,300	294,525
Eaton Corp.	5,600	424,312
Flowserve Corp.	1,900	209,513
Illinois Tool Works, Inc.	13,000	615,680
Ingersoll-Rand plc^	22,000	767,140
PACCAR, Inc.	12,300	533,082
Pall Corp.	3,900	157,911
Parker Hannifin Corp.	5,400	349,596
Snap-On, Inc.	1,900	82,346
SPX Corp.	3,800	252,016

		9,898,551

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,800	133,956
Equifax, Inc.	4,200	150,360
Robert Half International, Inc.	5,050	153,671

		437,987

Road & Rail (0.4%)
CSX Corp.	13,300	676,970
Hertz Global Holdings, Inc.*^	18,100	180,819
Norfolk Southern Corp.	12,400	693,036
Ryder System, Inc.	1,900	73,644
Union Pacific Corp.	17,000	1,246,100

		2,870,569

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,500	215,955
W.W. Grainger, Inc.	2,200	237,864

		453,819

Total Industrials		60,320,513

Information Technology (20.3%)
Communications Equipment (2.7%)
Cisco Systems, Inc.*	304,745	7,932,513
Harris Corp.	4,400	208,956
JDS Uniphase Corp.*	7,500	93,975
Juniper Networks, Inc.*^	83,510	2,562,087
Motorola, Inc.*	206,000	1,446,120
Nokia Oyj (ADR)	50,000	777,000

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	133,271	$5,596,049
Research In Motion Ltd.*	25,139	1,859,029
Tellabs, Inc.	13,000	98,410

		20,574,139

Computers & Peripherals (5.4%)
Apple, Inc.*	42,097	9,889,848
Dell, Inc.*	615,120	9,232,951
EMC Corp.*	68,800	1,241,152
Hewlett-Packard Co.	98,400	5,229,960
International Business Machines Corp.	85,015	10,903,174
Lexmark International, Inc., Class A*	2,600	93,808
NCR Corp.*	184,000	2,539,200
NetApp, Inc.*	11,400	371,184
QLogic Corp.*	3,800	77,140
SanDisk Corp.*	7,700	266,651
Seagate Technology*^	23,600	430,936
Teradata Corp.*	5,700	164,673
Western Digital Corp.*	7,600	296,324

		40,737,001

Electronic Equipment, Instruments & Components (1.2%)
Agilent Technologies, Inc.*	11,600	398,924
Amphenol Corp., Class A	62,035	2,617,257
Corning, Inc.	235,397	4,757,373
FLIR Systems, Inc.*	5,100	143,820
Jabil Circuit, Inc.	6,400	103,616
Molex, Inc.	4,500	93,870
Tyco Electronics Ltd.	29,300	805,164

		8,920,024

Internet Software & Services (2.1%)
Akamai Technologies, Inc.*	5,700	179,037
AOL, Inc.*	7,700	194,656
eBay, Inc.*	122,381	3,298,168
Google, Inc., Class A*	20,227	11,468,911
Monster Worldwide, Inc.*	4,150	68,932
VeriSign, Inc.*	6,400	166,464
Yahoo!, Inc.*	40,200	664,506

		16,040,674

IT Services (2.9%)
Accenture plc, Class A	13,300	557,935
Amdocs Ltd.*	168,620	5,077,148
Automatic Data Processing, Inc.	17,000	755,990
Cognizant Technology Solutions Corp., Class A*	10,000	509,800
Computer Sciences Corp.*	53,930	2,938,646
Fidelity National Information Services, Inc.	11,000	257,840
Fiserv, Inc.*	148,100	7,517,556
Mastercard, Inc., Class A	3,300	838,200
Paychex, Inc.	10,800	331,560
SAIC, Inc.*	10,300	182,310
Total System Services, Inc.	6,600	103,356
Visa, Inc., Class A	15,100	1,374,553
Western Union Co.	60,367	1,023,824

		21,468,718

Office Electronics (0.1%)
Xerox Corp.	45,579	444,395

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	19,000	176,130
Altera Corp.	9,900	240,669
Analog Devices, Inc.	9,800	282,436
Applied Materials, Inc.	45,000	606,600
Broadcom Corp., Class A	14,500	481,110
Intel Corp.	186,400	4,149,264
KLA-Tencor Corp.	5,700	176,244
Linear Technology Corp.	7,500	212,100
LSI Corp.*	22,000	134,640
MEMC Electronic Materials, Inc.*^	85,911	1,317,016
Microchip Technology, Inc.	6,200	174,592
Micron Technology, Inc.*	28,600	297,154
National Semiconductor Corp.	7,900	114,155
Novellus Systems, Inc.*	3,200	80,000
NVIDIA Corp.*	18,700	325,006
ON Semiconductor Corp.*^	245,272	1,962,176
Teradyne, Inc.*^	26,400	294,888
Texas Instruments, Inc.	42,200	1,032,634
Xilinx, Inc.	9,300	237,150

		12,293,964

Software (4.3%)
Adobe Systems, Inc.*	17,700	626,049
ANSYS, Inc.*	81,900	3,533,166
Autodesk, Inc.*	7,700	226,534
BMC Software, Inc.*	6,200	235,600
CA, Inc.	13,300	312,151
Citrix Systems, Inc.*	6,200	294,314
Compuware Corp.*	7,700	64,680
Electronic Arts, Inc.*	10,900	203,394
Intuit, Inc.*	10,700	367,438
McAfee, Inc.*	5,300	212,689
Microsoft Corp.	582,767	17,057,590
Novell, Inc.*	11,700	70,083
Oracle Corp.	284,561	7,310,372
Red Hat, Inc.*	6,300	184,401
Salesforce.com, Inc.*	3,700	275,465
Symantec Corp.*^	67,200	1,137,024

		32,110,950

Total Information Technology		152,589,865

Materials (3.8%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	7,200	532,440
Airgas, Inc.	2,800	178,136
CF Industries Holdings, Inc.	1,700	155,006
Dow Chemical Co.	38,600	1,141,402
E.I. du Pont de Nemours & Co.	44,600	1,660,904
Eastman Chemical Co.	2,500	159,200
Ecolab, Inc.	8,000	351,600
FMC Corp.	2,500	151,350
Huntsman Corp.	15,500	186,775
International Flavors & Fragrances, Inc.	2,700	128,709
Monsanto Co.	103,800	7,413,396
PPG Industries, Inc.	5,600	366,240
Praxair, Inc.	10,400	863,200
Sigma-Aldrich Corp.	4,100	220,006
Syngenta AG (ADR)	15,961	885,995

		14,394,359

Construction Materials (0.0%)
Vulcan Materials Co.	4,200	198,408

Containers & Packaging (0.1%)
Ball Corp.	3,200	170,816
Bemis Co., Inc.	3,600	103,392
Owens-Illinois, Inc.*	5,700	202,578
Pactiv Corp.*	4,400	110,792
Sealed Air Corp.	5,300	111,724

		699,302

Metals & Mining (1.7%)
AK Steel Holding Corp.	21,500	491,490
Alcoa, Inc.	32,800	467,072

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Allegheny Technologies, Inc.	3,300	$178,167
Cliffs Natural Resources, Inc.	4,400	312,180
Freeport-McMoRan Copper & Gold, Inc.^	27,600	2,305,704
Newmont Mining Corp.	16,500	840,345
Nucor Corp.	10,600	481,028
Steel Dynamics, Inc.^	23,000	401,810
Titanium Metals Corp.*	2,800	46,452
United States Steel Corp.^	108,200	6,872,864

		12,397,112

Paper & Forest Products (0.1%)
International Paper Co.	14,600	359,306
MeadWestvaco Corp.	5,700	145,635
Weyerhaeuser Co.	7,100	321,417

		826,358

Total Materials		28,515,539

Telecommunication Services (3.5%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	398,900	10,307,576
CenturyTel, Inc.	10,035	355,841
Frontier Communications Corp.	10,500	78,120
Level 3 Communications, Inc.*^	1,452,300	2,352,726
Qwest Communications International, Inc.	50,100	261,522
Verizon Communications, Inc.	95,900	2,974,818
Windstream Corp.	14,700	160,083

		16,490,686

Wireless Telecommunication Services (1.3%)
American Tower Corp., Class A*	13,500	575,235
China Mobile Ltd.	553,600	5,326,196
Leap Wireless International, Inc.*	134,900	2,206,964
MetroPCS Communications, Inc.*	8,800	62,304
Sprint Nextel Corp.*^	290,200	1,102,760
Vodafone Group plc (ADR)^	29,800	694,042

		9,967,501

Total Telecommunication Services		26,458,187

Utilities (2.7%)
Electric Utilities (1.7%)
Allegheny Energy, Inc.	5,700	131,100
American Electric Power Co., Inc.	16,100	550,298
Duke Energy Corp.	44,000	718,080
Edison International	11,000	375,870
Entergy Corp.	87,004	7,077,776
Exelon Corp.	22,300	976,963
FirstEnergy Corp.	10,300	402,627
FPL Group, Inc.	14,000	676,620
Northeast Utilities	5,900	163,076
Pepco Holdings, Inc.	7,400	126,910
Pinnacle West Capital Corp.	3,400	128,282
PPL Corp.	12,700	351,917
Progress Energy, Inc.	9,400	369,984
Southern Co.	27,000	895,320

		12,944,823

Gas Utilities (0.1%)
EQT Corp.	4,400	180,400
Nicor, Inc.	1,500	62,880
ONEOK, Inc.	3,576	163,244
Questar Corp.	5,900	254,880

		661,404

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	22,500	247,500
Constellation Energy Group, Inc.	19,500	684,645
NRG Energy, Inc.*	8,628	180,325

		1,112,470

Multi-Utilities (0.7%)
Ameren Corp.	8,000	208,640
CenterPoint Energy, Inc.	13,100	188,116
CMS Energy Corp.^	33,775	522,162
Consolidated Edison, Inc.	9,500	423,130
Dominion Resources, Inc.	20,200	830,422
DTE Energy Co.	5,600	249,760
Integrys Energy Group, Inc.	2,600	123,188
NiSource, Inc.	41,300	652,540
PG&E Corp.	12,500	530,250
Public Service Enterprise Group, Inc.	17,100	504,792
SCANA Corp.	3,700	139,083
Sempra Energy	8,300	414,170
TECO Energy, Inc.	7,200	114,408
Wisconsin Energy Corp.	3,900	192,699
Xcel Energy, Inc.	15,400	326,480

		5,419,840

Total Utilities		20,138,537

Total Common Stocks (98.0%) (Cost $613,887,652)		737,609,983

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.4%)
Industrials (0.4%)
Road & Rail (0.4%)
Hertz Global Holdings, Inc.
5.250%, 6/1/14	$1,975,000	2,789,687

Total Industrials		2,789,687

Total Convertible Bonds		2,789,687

Total Long-Term Debt Securities (0.4%) (Cost $1,987,405)		2,789,687

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.2%)
Credit Suisse (USA) LLC, Repurchase Agreement
0.03%, 4/1/10 (u)	$4,603,039	4,603,039
Lehman Brothers Holdings, Inc.
0.00%, 4/1/10 (h)(s)	1,319,991	303,598
Monumental Global Funding II
0.43%, 5/26/10 (l)	2,490,000	2,472,321
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,589,960	1,579,933

Total Short-Term Investments of Cash Collateral for Securities Loaned		8,958,891

Time Deposit (2.1%)
JPMorgan Chase Nassau
0.000%, 4/1/10	16,159,363	16,159,363

Total Short-Term Investments (3.3%) (Cost/Amortized Cost $26,162,353)		25,118,254

Total Investments (101.7%) (Cost/Amortized Cost $642,037,410)		765,517,924
Other Assets Less Liabilities (-1.7%)		(12,483,786)

Net Assets (100%)		$753,034,138

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,679,200.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.000%-8.000%, maturing 4/1/12 to 4/1/40, which had a total value of $4,695,100.

Glossary:

ADR — American Depositary Receipt

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	34	June-10	$1,952,491	$1,980,840	$28,349

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$82,697,836	$—	$—	$82,697,836
Consumer Staples	58,388,649	—	—	58,388,649
Energy	84,297,643	—	—	84,297,643
Financials	113,545,852	4,484,499	—	118,030,351
Health Care	101,372,408	4,800,455	—	106,172,863
Industrials	60,320,513	—	—	60,320,513
Information Technology	152,589,865	—	—	152,589,865
Materials	28,515,539	—	—	28,515,539
Telecommunication Services	21,131,991	5,326,196	—	26,458,187
Utilities	20,138,537	—	—	20,138,537
Convertible Bonds
Industrials	—	2,789,687	—	2,789,687
Futures	28,349	—	—	28,349
Short-Term Investments	—	25,118,254	—	25,118,254

Total Assets	$723,027,182	$42,519,091	$—	$765,546,273

Total Liabilities	$—	$—	$—	$—

Total	$723,027,182	$42,519,091	$—	$765,546,273

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$91,726,258
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$86,814,039

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,787,203
Aggregate gross unrealized depreciation	(19,816,598)

Net unrealized appreciation	$105,970,605

Federal income tax cost of investments	$659,547,319

At March 31, 2010, the Portfolio had loaned securities with a total value of $9,741,473. This was secured by collateral of $10,002,990 which was received as cash and subsequently invested in short-term investments currently valued at $8,958,891, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $403,669,944 of which $105,713,400 expires in the year 2016, and $297,956,544 expires in the year 2017.

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (0.2%)
BorgWarner, Inc.*	2,400	$91,632
Gentex Corp.	3,200	62,144
Goodyear Tire & Rubber Co.*	5,800	73,312
Johnson Controls, Inc.	8,500	280,415
TRW Automotive Holdings Corp.*	200	5,716

		513,219

Automobiles (0.0%)
Thor Industries, Inc.	400	12,084

Distributors (0.0%)
LKQ Corp.*	3,100	62,930

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	3,078	188,651
Brink’s Home Security Holdings, Inc.*	1,100	46,805
Career Education Corp.*	1,400	44,296
DeVry, Inc.	1,400	91,280
H&R Block, Inc.	7,800	138,840
Hillenbrand, Inc.	600	13,194
ITT Educational Services, Inc.*	800	89,984
Strayer Education, Inc.	340	82,797
Weight Watchers International, Inc.	100	2,553

		698,400

Hotels, Restaurants & Leisure (1.7%)
Brinker International, Inc.	2,400	46,272
Burger King Holdings, Inc.	2,600	55,276
Carnival Corp.	4,500	174,960
Chipotle Mexican Grill, Inc.*	700	78,869
Choice Hotels International, Inc.	200	6,962
Darden Restaurants, Inc.	3,200	142,528
Hyatt Hotels Corp., Class A*	600	23,376
International Game Technology	5,700	105,165
Las Vegas Sands Corp.*	5,100	107,865
Marriott International, Inc., Class A^	18,583	585,736
McDonald’s Corp.	25,255	1,685,014
MGM MIRAGE*^	18,000	216,000
Panera Bread Co., Class A*	600	45,894
Royal Caribbean Cruises Ltd.*	1,000	32,990
Scientific Games Corp., Class A*	1,500	21,120
Starbucks Corp.*^	28,900	701,403
Starwood Hotels & Resorts Worldwide, Inc.	2,000	93,280
Wendy’s/Arby’s Group, Inc., Class A	3,500	17,500
WMS Industries, Inc.*	1,200	50,328
Wyndham Worldwide Corp.	1,900	48,887
Yum! Brands, Inc.	10,544	404,151

		4,643,576

Household Durables (0.1%)
Garmin Ltd.	2,200	84,656
Harman International Industries, Inc.*	800	37,424
Leggett & Platt, Inc.	2,000	43,280
M.D.C. Holdings, Inc.	300	10,383
Newell Rubbermaid, Inc.	1,100	16,720
NVR, Inc.*	12	8,718
Pulte Group, Inc.*	900	10,125

		211,306

Internet & Catalog Retail (5.1%)
Amazon.com, Inc.*	43,903	5,958,954
Expedia, Inc.	14,640	365,415
Liberty Media Corp. - Interactive, Class A*	13,100	200,561
Netflix, Inc.*^	43,200	3,185,568
priceline.com, Inc.*^	17,265	4,402,575

		14,113,073

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,800	68,904
Mattel, Inc.	6,400	145,536

		214,440

Media (2.0%)
Comcast Corp., Class A	5,009	94,269
CTC Media, Inc.	800	13,776
DIRECTV, Class A*	10,637	359,637
Discovery Communications, Inc., Class C*	6,100	179,401
DreamWorks Animation SKG, Inc., Class A*	52,900	2,083,731
Interactive Data Corp.	400	12,800
John Wiley & Sons, Inc., Class A	900	38,952
McGraw-Hill Cos., Inc.	7,200	256,680
Morningstar, Inc.*	400	19,236
Omnicom Group, Inc.	7,100	275,551
Regal Entertainment Group, Class A	1,000	17,570
Scripps Networks Interactive, Inc., Class A	1,100	48,785
Viacom, Inc., Class B*^	23,750	816,525
Walt Disney Co.	35,800	1,249,778
Warner Music Group Corp.*	300	2,073

		5,468,764

Multiline Retail (1.4%)
Big Lots, Inc.*	200	7,284
Dollar General Corp.*	500	12,625
Dollar Tree, Inc.*	2,100	124,362
Family Dollar Stores, Inc.	3,200	117,152
Kohl’s Corp.*	27,360	1,498,781
Nordstrom, Inc.	3,800	155,230
Target Corp.	37,827	1,989,700

		3,905,134

Specialty Retail (3.9%)
Aaron’s, Inc.	1,100	36,674
Abercrombie & Fitch Co., Class A	900	41,076
Advance Auto Parts, Inc.	2,200	92,224
Aeropostale, Inc.*	2,100	60,543
American Eagle Outfitters, Inc.	3,800	70,376
AutoZone, Inc.*	700	121,163
Bed Bath & Beyond, Inc.*	13,840	605,638
Best Buy Co., Inc.	7,700	327,558
CarMax, Inc.*	3,500	87,920
Chico’s FAS, Inc.	4,000	57,680
Dick’s Sporting Goods, Inc.*	2,000	52,220
Foot Locker, Inc.	1,700	25,568
GameStop Corp., Class A*	3,200	70,112
Gap, Inc.	9,700	224,167
Guess?, Inc.	1,400	65,772
Home Depot, Inc.	2,700	87,345
J. Crew Group, Inc.*	69,500	3,190,050
Limited Brands, Inc.	4,000	98,480
Lowe’s Cos., Inc.	28,500	690,840
Office Depot, Inc.*	1,200	9,576
O’Reilly Automotive, Inc.*	7,400	308,654
Penske Automotive Group, Inc.*	300	4,326
PetSmart, Inc.	2,900	92,684
RadioShack Corp.	400	9,052
Ross Stores, Inc.	2,900	155,063
Sherwin-Williams Co.	1,800	121,824
Staples, Inc.	16,300	381,257
Tiffany & Co.	2,600	123,474
TJX Cos., Inc.	9,500	403,940

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Urban Outfitters, Inc.*	85,700	$3,259,171
Williams-Sonoma, Inc.	900	23,661

		10,898,088

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	7,200	284,544
Hanesbrands, Inc.*	2,200	61,204
NIKE, Inc., Class B	8,238	605,493
Phillips-Van Heusen Corp.	800	45,888
Polo Ralph Lauren Corp.	1,200	102,048
VF Corp.	400	32,060

		1,131,237

Total Consumer Discretionary		41,872,251

Consumer Staples (10.5%)
Beverages (2.4%)
Brown-Forman Corp., Class B	1,700	101,065
Coca-Cola Co.	41,583	2,287,065
Coca-Cola Enterprises, Inc.	6,000	165,960
Hansen Natural Corp.*	1,500	65,070
Molson Coors Brewing Co., Class B	200	8,412
PepsiCo, Inc.	60,791	4,021,932

		6,649,504

Food & Staples Retailing (2.8%)
BJ’s Wholesale Club, Inc.*	200	7,398
Costco Wholesale Corp.	9,979	595,846
CVS Caremark Corp.	41,849	1,529,999
Kroger Co.	12,600	272,916
Sysco Corp.	13,598	401,141
Walgreen Co.	22,576	837,344
Wal-Mart Stores, Inc.	74,411	4,137,252
Whole Foods Market, Inc.*	2,600	93,990

		7,875,886

Food Products (1.7%)
Archer-Daniels-Midland Co.	8,200	236,980
Campbell Soup Co.	3,000	106,050
Dean Foods Co.*	4,300	67,467
Flowers Foods, Inc.	1,500	37,110
General Mills, Inc.	3,100	219,449
Green Mountain Coffee Roasters, Inc.*	28,700	2,778,734
H.J. Heinz Co.	5,900	269,099
Hershey Co.	2,000	85,620
Hormel Foods Corp.	200	8,402
Kellogg Co.	5,800	309,894
Kraft Foods, Inc., Class A	5,900	178,416
McCormick & Co., Inc. (Non- Voting)	2,900	111,244
Mead Johnson Nutrition Co., Class A	2,319	120,658
Sara Lee Corp.	4,200	58,506

		4,587,629

Household Products (2.1%)
Church & Dwight Co., Inc.	1,600	107,120
Clorox Co.	2,800	179,592
Colgate-Palmolive Co.	11,398	971,793
Energizer Holdings, Inc.*	1,300	81,588
Kimberly-Clark Corp.	8,226	517,251
Procter & Gamble Co.	62,350	3,944,885

		5,802,229

Personal Products (0.2%)
Alberto-Culver Co.	1,700	44,455
Avon Products, Inc.	9,800	331,926
Estee Lauder Cos., Inc., Class A	2,500	162,175
Herbalife Ltd.	1,400	64,568
NBTY, Inc.*	900	43,182

		646,306

Tobacco (1.3%)
Altria Group, Inc.	47,407	972,792
Lorillard, Inc.	3,200	240,768
Philip Morris International, Inc.	44,819	2,337,759

		3,551,319

Total Consumer Staples		29,112,873

Energy (3.8%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	1,100	38,093
Cameron International Corp.*	5,000	214,300
Diamond Offshore Drilling, Inc.	1,600	142,096
Dresser-Rand Group, Inc.*	1,800	56,556
Exterran Holdings, Inc.*	700	16,919
FMC Technologies, Inc.*	2,800	180,964
Halliburton Co.	26,500	798,445
Helmerich & Payne, Inc.	800	30,464
National Oilwell Varco, Inc.	26,750	1,085,515
Oceaneering International, Inc.*	1,300	82,537
Patterson-UTI Energy, Inc.	500	6,985
Pride International, Inc.*	1,800	54,198
Rowan Cos., Inc.*	500	14,555
Schlumberger Ltd.	20,704	1,313,876
Seahawk Drilling, Inc.*	133	2,507
Smith International, Inc.	3,300	141,306
Weatherford International Ltd.*	54,050	857,233

		5,036,549

Oil, Gas & Consumable Fuels (2.0%)
Alpha Natural Resources, Inc.*	2,792	139,293
CNX Gas Corp.*	600	22,830
Consol Energy, Inc.	4,200	179,172
Continental Resources, Inc.*	400	17,020
El Paso Corp.	4,700	50,948
EOG Resources, Inc.	3,200	297,408
EXCO Resources, Inc.	2,700	49,626
Exxon Mobil Corp.	28,755	1,926,010
Forest Oil Corp.*	1,000	25,820
Frontier Oil Corp.	2,000	27,000
Holly Corp.	1,000	27,910
Mariner Energy, Inc.*	1,900	28,443
Massey Energy Co.	1,600	83,664
Occidental Petroleum Corp.	5,850	494,559
Peabody Energy Corp.	6,200	283,340
Petrohawk Energy Corp.*	6,900	139,932
Petroleo Brasileiro S.A. (Preference) (ADR), Class A	4,300	170,237
Plains Exploration & Production Co.*	1,600	47,984
Quicksilver Resources, Inc.*	2,500	35,175
Range Resources Corp.	3,220	150,921
Southwestern Energy Co.*	7,800	317,616
St. Mary Land & Exploration Co.	400	13,924
Suncor Energy, Inc.	31,530	1,025,986
Teekay Corp.	400	9,096
Tesoro Corp.	1,400	19,460

		5,583,374

Total Energy		10,619,923

Financials (4.1%)
Capital Markets (1.7%)
Affiliated Managers Group, Inc.*	900	71,100
Ameriprise Financial, Inc.	400	18,144
Bank of New York Mellon Corp.	21,100	651,568
BlackRock, Inc.	200	43,552
Charles Schwab Corp.	33,415	624,526
Eaton Vance Corp.	2,600	87,204

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Federated Investors, Inc., Class B	1,900	$50,122
Franklin Resources, Inc.	4,980	552,282
GLG Partners, Inc.*	4,600	14,122
Goldman Sachs Group, Inc.	3,170	540,897
Greenhill & Co., Inc.	500	41,045
Invesco Ltd.	800	17,528
Investment Technology Group, Inc.*	100	1,669
Janus Capital Group, Inc.	3,400	48,586
Jefferies Group, Inc.	2,100	49,707
Lazard Ltd., Class A	1,800	64,260
Morgan Stanley	17,000	497,930
Northern Trust Corp.	6,600	364,716
SEI Investments Co.	2,800	61,516
State Street Corp.	6,100	275,354
T. Rowe Price Group, Inc.	5,900	324,087
TD Ameritrade Holding Corp.*	5,900	112,454
Waddell & Reed Financial, Inc., Class A	2,000	72,080

		4,584,449

Commercial Banks (0.4%)
BOK Financial Corp.	200	10,488
Commerce Bancshares, Inc./Missouri	525	21,599
Wells Fargo & Co.	36,000	1,120,320

		1,152,407

Consumer Finance (0.1%)
American Express Co.	4,305	177,624
AmeriCredit Corp.*	700	16,632
Capital One Financial Corp.	3,000	124,230
SLM Corp.*	2,400	30,048

		348,534

Diversified Financial Services (0.9%)
CME Group, Inc.	100	31,611
IntercontinentalExchange, Inc.*^	3,200	358,976
JPMorgan Chase & Co.	40,050	1,792,238
Leucadia National Corp.*	1,600	39,696
Moody’s Corp.	4,400	130,900
MSCI, Inc., Class A*	2,200	79,420
NASDAQ OMX Group, Inc.*	1,400	29,568
NYSE Euronext	1,600	47,376

		2,509,785

Insurance (0.6%)
Aflac, Inc.	10,600	575,474
American International Group, Inc.*	1,105	37,725
Arthur J. Gallagher & Co.	2,200	54,010
Axis Capital Holdings Ltd.	800	25,008
Brown & Brown, Inc.	2,100	37,632
CNA Financial Corp.*	300	8,016
Endurance Specialty Holdings Ltd.	400	14,860
Erie Indemnity Co., Class A	500	21,565
Fidelity National Financial, Inc., Class A	800	11,856
Genworth Financial, Inc., Class A*	4,600	84,364
Lincoln National Corp.	2,200	67,540
Marsh & McLennan Cos., Inc.	900	21,978
Principal Financial Group, Inc.	7,200	210,312
Progressive Corp.	1,700	32,453
Prudential Financial, Inc.	5,500	332,750
Reinsurance Group of America, Inc.	100	5,252
Validus Holdings Ltd.	300	8,259
W.R. Berkley Corp.	1,100	28,699

		1,577,753

Real Estate Investment Trusts (REITs) (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	200	13,520
Digital Realty Trust, Inc. (REIT)	1,754	95,067
Federal Realty Investment Trust (REIT)	200	14,562
HCP, Inc. (REIT)	2,600	85,800
Health Care REIT, Inc. (REIT)	1,300	58,799
Macerich Co. (REIT)	1	38
Nationwide Health Properties, Inc. (REIT)	1,900	66,785
Plum Creek Timber Co., Inc. (REIT)	1,300	50,583
Public Storage (REIT)	3,100	285,169
Rayonier, Inc. (REIT)	800	36,344
Simon Property Group, Inc. (REIT)	2,347	196,913

		903,580

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	6,100	96,685
St. Joe Co.*	2,200	71,170

		167,855

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	500	18,730
Hudson City Bancorp, Inc.	6,200	87,792

		106,522

Total Financials		11,350,885

Health Care (16.0%)
Biotechnology (3.4%)
Abraxis Bioscience, Inc.*	200	10,350
Alexion Pharmaceuticals, Inc.*	2,000	108,740
Amgen, Inc.*	23,200	1,386,432
Amylin Pharmaceuticals, Inc.*	3,100	69,719
Biogen Idec, Inc.*	6,200	355,632
BioMarin Pharmaceutical, Inc.*	2,300	53,751
Celgene Corp.*	74,523	4,617,445
Cephalon, Inc.*	1,698	115,090
Dendreon Corp.*	2,800	102,116
Genzyme Corp.*	6,227	322,745
Gilead Sciences, Inc.*	38,666	1,758,530
Myriad Genetics, Inc.*	2,300	55,315
OSI Pharmaceuticals, Inc.*	1,300	77,415
Talecris Biotherapeutics Holdings Corp.*	1,200	23,904
United Therapeutics Corp.*	1,000	55,330
Vertex Pharmaceuticals, Inc.*^	7,500	306,525

		9,419,039

Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	18,674	1,086,827
Beckman Coulter, Inc.	1,600	100,480
Becton, Dickinson and Co.	5,484	431,755
Boston Scientific Corp.*	12,100	87,362
C.R. Bard, Inc.	2,300	199,226
Covidien plc	22,600	1,136,328
DENTSPLY International, Inc.	3,400	118,490
Edwards Lifesciences Corp.*	1,300	128,544
Gen-Probe, Inc.*	1,200	60,000
Hill-Rom Holdings, Inc.	600	16,326
Hologic, Inc.*	600	11,124
Hospira, Inc.*	3,700	209,605
IDEXX Laboratories, Inc.*	1,400	80,570
Intuitive Surgical, Inc.*^	9,900	3,446,487
Inverness Medical Innovations, Inc.*	900	35,055
Kinetic Concepts, Inc.*	500	23,905
Medtronic, Inc.	25,687	1,156,686
ResMed, Inc.*	1,700	108,205
St. Jude Medical, Inc.*	7,500	307,875
Stryker Corp.	12,260	701,517
Teleflex, Inc.	400	25,628

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Varian Medical Systems, Inc.*	2,900	$160,457

		9,632,452

Health Care Providers & Services (1.9%)
Aetna, Inc.	31,550	1,107,720
AmerisourceBergen Corp.	5,800	167,736
CIGNA Corp.	400	14,632
Community Health Systems, Inc.*	1,100	40,623
Coventry Health Care, Inc.*	1,000	24,720
DaVita, Inc.*	2,400	152,160
Emdeon, Inc., Class A*	500	8,260
Express Scripts, Inc.*	10,018	1,019,432
Health Management Associates, Inc., Class A*	5,900	50,740
Henry Schein, Inc.*	2,100	123,690
Humana, Inc.*	1,400	65,478
Laboratory Corp. of America Holdings*	2,512	190,183
Lincare Holdings, Inc.*	1,300	58,344
McKesson Corp.	7,740	508,673
Medco Health Solutions, Inc.*	18,487	1,193,521
MEDNAX, Inc.*	300	17,457
Omnicare, Inc.	1,200	33,948
Patterson Cos., Inc.	2,400	74,520
Quest Diagnostics, Inc.	3,600	209,844
Tenet Healthcare Corp.*	7,800	44,616
VCA Antech, Inc.*	2,000	56,060
WellPoint, Inc.*	773	49,766

		5,212,123

Health Care Technology (1.3%)
Allscripts-Misys Healthcare Solutions, Inc.*	1,500	29,340
Cerner Corp.*^	40,600	3,453,436

		3,482,776

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	400	41,408
Charles River Laboratories International, Inc.*	900	35,379
Covance, Inc.*	1,500	92,085
Illumina, Inc.*^	14,450	562,105
Life Technologies Corp.*	3,600	188,172
Mettler-Toledo International, Inc.*	800	87,360
Millipore Corp.*	1,300	137,280
PerkinElmer, Inc.	600	14,340
Pharmaceutical Product Development, Inc.	2,500	59,375
Techne Corp.	900	57,321
Thermo Fisher Scientific, Inc.*	23,150	1,190,836
Waters Corp.*	2,200	148,588

		2,614,249

Pharmaceuticals (5.0%)
Abbott Laboratories, Inc.	35,297	1,859,446
Allergan, Inc.	11,987	782,991
Bristol-Myers Squibb Co.	21,816	582,487
Elan Corp. plc (ADR)*	81,550	618,149
Eli Lilly and Co.	12,100	438,262
Johnson & Johnson	48,809	3,182,347
Merck & Co., Inc.	27,020	1,009,197
Mylan, Inc.*^	136,500	3,099,915
Perrigo Co.	1,800	105,696
Teva Pharmaceutical Industries Ltd. (ADR)^	15,000	946,200
Valeant Pharmaceuticals International*	1,500	64,365
Warner Chilcott plc, Class A*^	42,200	1,078,210

		13,767,265

Total Health Care		44,127,904

Industrials (7.7%)
Aerospace & Defense (2.8%)
Alliant Techsystems, Inc.*	700	56,910
BE Aerospace, Inc.*	1,100	33,495
Boeing Co.	1,362	98,895
General Dynamics Corp.	700	54,040
Goodrich Corp.	19,750	1,392,770
Honeywell International, Inc.	39,447	1,785,766
ITT Corp.	400	21,444
Lockheed Martin Corp.	6,947	578,129
Northrop Grumman Corp.	800	52,456
Precision Castparts Corp.	5,800	734,918
Raytheon Co.	7,000	399,840
Rockwell Collins, Inc.	3,600	225,324
Spirit AeroSystems Holdings, Inc., Class A*	800	18,704
TransDigm Group, Inc.	900	47,736
United Technologies Corp.	29,396	2,163,839

		7,664,266

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	3,900	217,815
Expeditors International of Washington, Inc.^	16,960	626,163
United Parcel Service, Inc., Class B	15,887	1,023,282
UTi Worldwide, Inc.	2,100	32,172

		1,899,432

Airlines (0.2%)
AMR Corp.*	6,900	62,859
Continental Airlines, Inc., Class B*	3,000	65,910
Copa Holdings S.A., Class A	700	42,560
Delta Air Lines, Inc.*	17,900	261,161
Southwest Airlines Co.	5,100	67,422

		499,912

Building Products (0.0%)
Armstrong World Industries, Inc.*	200	7,262
Lennox International, Inc.	1,100	48,752
Masco Corp.	4,100	63,632
Owens Corning, Inc.*	900	22,896

		142,542

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	500	18,205
Brink’s Co.	1,100	31,053
Cintas Corp.	600	16,854
Copart, Inc.*	1,500	53,400
Corrections Corp. of America*	300	5,958
Iron Mountain, Inc.	4,000	109,600
R.R. Donnelley & Sons Co.	1,300	27,755
Republic Services, Inc.	2,300	66,746
Stericycle, Inc.*	2,000	109,000
Waste Connections, Inc.*	1,400	47,544
Waste Management, Inc.	10,200	351,186

		837,301

Construction & Engineering (0.2%)
Aecom Technology Corp.*	2,100	59,577
Fluor Corp.	4,000	186,040
Jacobs Engineering Group, Inc.*	2,800	126,532
Shaw Group, Inc.*	1,600	55,072
URS Corp.*	300	14,883

		442,104

Electrical Equipment (1.1%)
A123 Systems, Inc.*	500	6,870

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
AMETEK, Inc.	2,500	$103,650
Emerson Electric Co.^	44,407	2,235,448
First Solar, Inc.*^	1,749	214,515
Hubbell, Inc., Class B	200	10,086
Rockwell Automation, Inc.	4,400	247,984
Roper Industries, Inc.	1,800	104,112
SunPower Corp., Class A*	2,300	43,470
Thomas & Betts Corp.*	400	15,696

		2,981,831

Industrial Conglomerates (0.5%)
3M Co.	15,857	1,325,170
Carlisle Cos., Inc.	400	15,240
McDermott International, Inc.*	5,200	139,984

		1,480,394

Machinery (1.3%)
Bucyrus International, Inc.	400	26,396
Caterpillar, Inc.	6,919	434,859
Crane Co.	600	21,300
Cummins, Inc.	1,500	92,925
Danaher Corp.	19,970	1,595,803
Deere & Co.	2,400	142,704
Donaldson Co., Inc.	1,800	81,216
Dover Corp.	3,000	140,250
Flowserve Corp.	1,300	143,351
Graco, Inc.	700	22,400
Harsco Corp.	1,400	44,716
IDEX Corp.	1,100	36,410
Joy Global, Inc.	2,050	116,030
Navistar International Corp.*	1,500	67,095
PACCAR, Inc.	7,700	333,718
Pall Corp.	2,600	105,274
Pentair, Inc.	700	24,934
Snap-On, Inc.	400	17,336
Toro Co.	800	39,336
Valmont Industries, Inc.	500	41,415
WABCO Holdings, Inc.*	1,200	35,904
Wabtec Corp.	1,100	46,332

		3,609,704

Marine (0.0%)
Kirby Corp.*	300	11,445

Professional Services (0.2%)
Dun & Bradstreet Corp.	1,200	89,304
Equifax, Inc.	2,300	82,340
FTI Consulting, Inc.*	1,100	43,252
IHS, Inc., Class A*	1,100	58,817
Robert Half International, Inc.	3,500	106,505
Verisk Analytics, Inc., Class A*	1,700	47,940

		428,158

Road & Rail (0.2%)
Con-way, Inc.	400	14,048
J.B. Hunt Transport Services, Inc.	2,100	75,348
Kansas City Southern*	1,000	36,170
Landstar System, Inc.	1,200	50,376
Norfolk Southern Corp.	1,100	61,479
Union Pacific Corp.	6,120	448,596

		686,017

Trading Companies & Distributors (0.2%)
Fastenal Co.^	8,200	393,518
GATX Corp.	500	14,325
MSC Industrial Direct Co., Class A	1,000	50,720
W.W. Grainger, Inc.	1,400	151,368
WESCO International, Inc.*	500	17,355

		627,286

Total Industrials		21,310,392

Information Technology (37.5%)
Communications Equipment (7.1%)
Brocade Communications Systems, Inc.*	3,300	18,843
Ciena Corp.*	200	3,048
Cisco Systems, Inc.*	169,074	4,400,996
F5 Networks, Inc.*^	78,000	4,797,780
Harris Corp.	2,400	113,976
JDS Uniphase Corp.*	2,600	32,578
Juniper Networks, Inc.*^	135,400	4,154,072
Motorola, Inc.*	3,500	24,570
Polycom, Inc.*	96,300	2,944,854
QUALCOMM, Inc.	72,602	3,048,558

		19,539,275

Computers & Peripherals (10.9%)
Apple, Inc.*	66,314	15,579,148
Dell, Inc.*	39,155	587,717
Diebold, Inc.	1,300	41,288
EMC Corp.*^	55,498	1,001,184
Hewlett-Packard Co.	62,029	3,296,841
International Business Machines Corp.	40,501	5,194,253
NCR Corp.*	3,800	52,440
NetApp, Inc.*	113,900	3,708,584
QLogic Corp.*	2,600	52,780
SanDisk Corp.*^	7,600	263,188
Seagate Technology*	10,300	188,078
Teradata Corp.*	3,200	92,448
Western Digital Corp.*	4,600	179,354

		30,237,303

Electronic Equipment, Instruments & Components (0.8%)
Agilent Technologies, Inc.*	7,800	268,242
Amphenol Corp., Class A	4,000	168,760
Arrow Electronics, Inc.*	1,200	36,156
Avnet, Inc.*	1,200	36,000
AVX Corp.	100	1,420
Corning, Inc.	66,831	1,350,655
Dolby Laboratories, Inc., Class A*	1,200	70,404
FLIR Systems, Inc.*	3,500	98,700
Itron, Inc.*	800	58,056
Jabil Circuit, Inc.	2,300	37,237
Molex, Inc.	300	6,258
National Instruments Corp.	1,300	43,355
Trimble Navigation Ltd.*	2,700	77,544
Vishay Intertechnology, Inc.*	1,000	10,230

		2,263,017

Internet Software & Services (2.7%)
Akamai Technologies, Inc.*^	8,300	260,703
Baidu, Inc. (ADR)*	300	179,100
eBay, Inc.*	5,962	160,676
Equinix, Inc.*	900	87,606
Google, Inc., Class A*	10,612	6,017,110
IAC/InterActiveCorp*	800	18,192
Monster Worldwide, Inc.*	1,800	29,898
Sohu.com, Inc.*	700	38,220
VeriSign, Inc.*	4,300	111,843
WebMD Health Corp.*	1,300	60,294
Yahoo!, Inc.*	25,371	419,383

		7,383,025

IT Services (2.4%)
Accenture plc, Class A	25,010	1,049,169
Alliance Data Systems Corp.*	1,200	76,788

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Amdocs Ltd.*	700	$21,077
Automatic Data Processing, Inc.	11,465	509,849
Broadridge Financial Solutions, Inc.	2,100	44,898
Cognizant Technology Solutions Corp., Class A*	6,700	341,566
DST Systems, Inc.	800	33,160
Fidelity National Information Services, Inc.	4,535	106,300
Fiserv, Inc.*	3,552	180,300
Genpact Ltd.*	1,300	21,801
Global Payments, Inc.	1,900	86,545
Hewitt Associates, Inc., Class A*	2,000	79,560
Lender Processing Services, Inc.	2,200	83,050
Mastercard, Inc., Class A	3,600	914,400
NeuStar, Inc., Class A*	1,600	40,320
Paychex, Inc.	7,300	224,110
SAIC, Inc.*	6,900	122,130
Total System Services, Inc.	2,800	43,848
Visa, Inc., Class A	24,808	2,258,272
Western Union Co.	15,900	269,664

		6,506,807

Office Electronics (0.0%)
Xerox Corp.	6,415	62,546
Zebra Technologies Corp., Class A*	1,200	35,520

		98,066

Semiconductors & Semiconductor Equipment (6.8%)
Advanced Micro Devices, Inc.*	7,100	65,817
Altera Corp.	6,600	160,446
Analog Devices, Inc.	6,700	193,094
Applied Materials, Inc.	8,800	118,624
ASML Holding N.V. (N.Y. Shares)^	7,680	271,872
Atheros Communications, Inc.*	73,600	2,849,056
Broadcom Corp., Class A	11,200	371,616
Cree, Inc.*^	65,900	4,627,498
Cypress Semiconductor Corp.*	3,400	39,100
Integrated Device Technology, Inc.*	800	4,904
Intel Corp.	123,689	2,753,317
International Rectifier Corp.*	800	18,320
Intersil Corp., Class A	1,500	22,140
Lam Research Corp.*	2,800	104,496
Linear Technology Corp.	5,100	144,228
Marvell Technology Group Ltd.*	32,540	663,165
Maxim Integrated Products, Inc.	5,800	112,462
MEMC Electronic Materials, Inc.*	5,200	79,716
Microchip Technology, Inc.	3,900	109,824
Micron Technology, Inc.*	3,600	37,404
National Semiconductor Corp.	5,500	79,475
Netlogic Microsystems, Inc.*^	151,000	4,443,930
Novellus Systems, Inc.*	1,400	35,000
NVIDIA Corp.*^	24,100	418,858
ON Semiconductor Corp.*	9,300	74,400
Rambus, Inc.*	2,400	52,440
Silicon Laboratories, Inc.*	1,000	47,670
Teradyne, Inc.*	4,200	46,914
Texas Instruments, Inc.	29,264	716,090
Varian Semiconductor Equipment Associates, Inc.*	1,600	52,992
Xilinx, Inc.	6,400	163,200

		18,878,068

Software (6.8%)
Activision Blizzard, Inc.	7,200	86,832
Adobe Systems, Inc.*	11,909	421,221
ANSYS, Inc.*	2,000	86,280
Autodesk, Inc.*	3,400	100,028
BMC Software, Inc.*	4,283	162,754
CA, Inc.	7,000	164,290
Cadence Design Systems, Inc.*	6,300	41,958
Check Point Software Technologies Ltd.*^	21,250	745,025
Citrix Systems, Inc.*	4,200	199,374
Electronic Arts, Inc.*	7,400	138,084
FactSet Research Systems, Inc.	1,000	73,370
Intuit, Inc.*	7,400	254,116
McAfee, Inc.*	3,600	144,468
MICROS Systems, Inc.*	1,900	62,472
Microsoft Corp.	234,953	6,877,074
Novell, Inc.*	3,600	21,564
Nuance Communications, Inc.*	4,500	74,880
Oracle Corp.	143,937	3,697,742
Red Hat, Inc.*	4,300	125,861
Rovi Corp.*	1,500	55,695
Salesforce.com, Inc.*	2,500	186,125
Sybase, Inc.*	1,800	83,916
Symantec Corp.*	18,700	316,404
Synopsys, Inc.*	2,200	49,214
VMware, Inc., Class A*	87,000	4,637,100

		18,805,847

Total Information Technology		103,711,408

Materials (3.3%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	14,334	1,059,999
Albemarle Corp.	100	4,263
Ashland, Inc.	100	5,277
Celanese Corp., Class A	3,400	108,290
CF Industries Holdings, Inc.	900	82,062
E.I. du Pont de Nemours & Co.	6,800	253,232
Ecolab, Inc.	5,400	237,330
FMC Corp.	1,400	84,756
International Flavors & Fragrances, Inc.	1,600	76,272
Intrepid Potash, Inc.*	900	27,297
Lubrizol Corp.	1,300	119,236
Monsanto Co.	14,837	1,059,659
Mosaic Co.	19,250	1,169,823
Nalco Holding Co.	3,300	80,289
Praxair, Inc.^	12,063	1,001,229
RPM International, Inc.	1,600	34,144
Scotts Miracle-Gro Co., Class A	1,100	50,985
Sigma-Aldrich Corp.	2,800	150,248
Syngenta AG (ADR)	16,875	936,731
Terra Industries, Inc.	1,500	68,640
Valhi, Inc.	100	1,968

		6,611,730

Construction Materials (0.0%)
Eagle Materials, Inc.	900	23,886
Martin Marietta Materials, Inc.	400	33,420

		57,306

Containers & Packaging (0.1%)
Ball Corp.	1,400	74,732
Crown Holdings, Inc.*	3,800	102,448
Owens-Illinois, Inc.*	3,200	113,728
Packaging Corp. of America	200	4,922
Pactiv Corp.*	2,600	65,468

		361,298

Metals & Mining (0.8%)
Alcoa, Inc.	10,100	143,824
Cliffs Natural Resources, Inc.	300	21,285
Compass Minerals International, Inc.	400	32,092

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Freeport-McMoRan Copper & Gold, Inc.	5,700	$476,178
Goldcorp, Inc.	14,950	556,439
Newmont Mining Corp.	11,029	561,707
Royal Gold, Inc.	200	9,242
Schnitzer Steel Industries, Inc., Class A	400	21,012
Southern Copper Corp.	2,900	91,843
Walter Energy, Inc.	1,200	110,724

		2,024,346

Total Materials		9,054,680

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.0%)
Frontier Communications Corp.	3,300	24,552
tw telecom, Inc.*	3,600	65,340
Windstream Corp.	4,500	49,005

		138,897

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	22,760	969,804
Crown Castle International Corp.*^	10,500	401,415
Leap Wireless International, Inc.*	1,100	17,996
MetroPCS Communications, Inc.*	6,100	43,188
NII Holdings, Inc.*	200	8,332
SBA Communications Corp., Class A*	2,700	97,389

		1,538,124

Total Telecommunication Services		1,677,021

Utilities (0.4%)
Electric Utilities (0.2%)
Allegheny Energy, Inc.	2,500	57,500
DPL, Inc.	200	5,438
Exelon Corp.	1,343	58,837
FPL Group, Inc.	1,300	62,829
ITC Holdings Corp.	1,200	66,000
NV Energy, Inc.	2,400	29,592
PPL Corp.	8,609	238,555

		518,751

Gas Utilities (0.1%)
EQT Corp.	3,289	134,849

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	12,400	136,400
Calpine Corp.*	4,400	52,316
Constellation Energy Group, Inc.	3,500	122,885
Ormat Technologies, Inc.	500	14,070

		325,671

Multi-Utilities (0.0%)
CenterPoint Energy, Inc.	7,500	107,700
Integrys Energy Group, Inc.	400	18,952

		126,652

Total Utilities		1,105,923

Total Common Stocks (99.0%) (Cost $215,842,892)		273,943,260

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.14%, 6/17/10 #(p)	$225,000	224,930

Short-Term Investments of Cash Collateral for Securities Loaned (0.9%)
Credit Suisse (USA) LLC, Repurchase Agreement
0.03%, 4/1/10 (u)	1,875,557	1,875,557
Lehman Brothers Holdings, Inc.
0.00%, 4/1/10 (h)(s)	209,999	48,300
Monumental Global Funding II
0.43%, 5/26/10 (l)	410,000	407,089
Pricoa Global Funding I
0.40%, 6/25/10 (l)	269,993	268,291

Total Short-Term Investments of Cash Collateral for Securities Loaned		2,599,237

Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 4/1/10	2,757,736	2,757,736

Total Short-Term Investments (2.0%) (Cost/Amortized Cost $5,748,218)		5,581,903

Total Investments (101.0%) (Cost/Amortized Cost $221,591,110)		279,525,163
Other Assets Less Liabilities (-1.0%)		(2,752,825)

Net Assets (100%)		$276,772,338

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $224,930.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(p)	Yield to maturity.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.000%-8.000%, maturing 4/1/12 to 4/1/40, which had a total value of $1,913,068.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	8	June-10	$306,618	$312,920	$6,302
S&P 500 E-Mini Index	13	June-10	744,897	757,380	12,483

					$18,785

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$41,872,251	$—	$—	$41,872,251
Consumer Staples	29,112,873	—	—	29,112,873
Energy	10,619,923	—	—	10,619,923
Financials	11,350,885	—	—	11,350,885
Health Care	44,127,904	—	—	44,127,904
Industrials	21,310,392	—	—	21,310,392
Information Technology	103,711,408	—	—	103,711,408
Materials	9,054,680	—	—	9,054,680
Telecommunication Services	1,677,021	—	—	1,677,021
Utilities	1,105,923	—	—	1,105,923
Futures	18,785	—	—	18,785
Short-Term Investments	—	5,581,903	—	5,581,903

Total Assets	$273,962,045	$5,581,903	$—	$279,543,948

Total Liabilities	$—	$—	$—	$—

Total	$273,962,045	$5,581,903	$—	$279,543,948

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$41,930,005
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$47,727,120

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,714,618
Aggregate gross unrealized depreciation	(5,095,180)

Net unrealized appreciation	$55,619,438

Federal income tax cost of investments	$223,905,725

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had loaned securities with a total value of $2,691,895. This was secured by collateral of $2,765,549 which was received as cash and subsequently invested in short-term investments currently valued at $2,599,237, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $89,178,531 of which $9,817,379 expires in the year 2016, and $79,361,152 expires in the year 2017.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.8%)
Autoliv, Inc.*	11,100	$571,983
BorgWarner, Inc.*	1,100	41,998
Federal Mogul Corp.*	1,800	33,048
Johnson Controls, Inc.	301,880	9,959,021
TRW Automotive Holdings Corp.*	41,900	1,197,502

		11,803,552

Automobiles (0.6%)
Ford Motor Co.*^	684,712	8,606,830
Harley-Davidson, Inc.	30,500	856,135
Thor Industries, Inc.	2,200	66,462

		9,529,427

Distributors (0.1%)
Genuine Parts Co.	20,800	878,592

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	7,460	457,223
Career Education Corp.*	700	22,148
Education Management Corp.*	1,100	24,090
Hillenbrand, Inc.	4,900	107,751
Service Corp. International	32,700	300,186
Weight Watchers International, Inc.	3,900	99,567

		1,010,965

Hotels, Restaurants & Leisure (0.5%)
Boyd Gaming Corp.*	7,100	70,148
Carnival Corp.	31,200	1,213,056
Choice Hotels International, Inc.	2,700	93,987
Hyatt Hotels Corp., Class A*	2,100	81,816
International Game Technology	6,400	118,080
International Speedway Corp., Class A	3,900	100,503
Las Vegas Sands Corp.*	9,400	198,810
Marriott International, Inc., Class A	20,656	651,077
MGM MIRAGE*	13,700	164,400
Penn National Gaming, Inc.*	8,700	241,860
Royal Caribbean Cruises Ltd.*^	76,600	2,527,034
Starwood Hotels & Resorts Worldwide, Inc.	20,400	951,456
Wendy’s/Arby’s Group, Inc., Class A	28,500	142,500
Wyndham Worldwide Corp.	12,900	331,917
Wynn Resorts Ltd.	8,700	659,721

		7,546,365

Household Durables (1.0%)
D.R. Horton, Inc.^	120,000	1,512,000
Fortune Brands, Inc.	19,600	950,796
Garmin Ltd.^	72,300	2,782,104
Harman International Industries, Inc.*	4,000	187,120
Jarden Corp.	11,400	379,506
KB Home	9,200	154,100
Leggett & Platt, Inc.	7,300	157,972
Lennar Corp., Class A	20,400	351,084
M.D.C. Holdings, Inc.	3,000	103,830
Mohawk Industries, Inc.*	7,300	396,974
Newell Rubbermaid, Inc.	30,300	460,560
NVR, Inc.*^	3,400	2,470,100
Pulte Group, Inc.*^	233,577	2,627,741
Stanley Black & Decker, Inc.^	43,351	2,488,781
Toll Brothers, Inc.*	17,700	368,160
Whirlpool Corp.	9,600	837,600

		16,228,428

Internet & Catalog Retail (0.1%)
Expedia, Inc.	2,100	52,416
Liberty Media Corp. - Interactive, Class A*	77,600	1,188,056

		1,240,472

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	36,760	1,407,173
Mattel, Inc.	10,400	236,496

		1,643,669

Media (4.9%)
Cablevision Systems Corp. - New York Group, Class A	30,500	736,270
CBS Corp., Class B^	215,700	3,006,858
Central European Media Enterprises Ltd., Class A*	4,500	131,895
Clear Channel Outdoor Holdings, Inc., Class A*	5,200	55,172
Comcast Corp., Class A	533,200	10,034,824
DIRECTV, Class A*	67,511	2,282,547
Discovery Communications, Inc., Class C*	2,500	73,525
DISH Network Corp., Class A	26,100	543,402
DreamWorks Animation SKG, Inc., Class A*	9,400	370,266
Gannett Co., Inc.	30,200	498,904
Interactive Data Corp.	2,500	80,000
Interpublic Group of Cos., Inc.*	62,300	518,336
Lamar Advertising Co., Class A*	7,400	254,190
Liberty Global, Inc., Class A*	34,700	1,011,852
Liberty Media Corp. - Starz*	6,760	369,637
Liberty Media Corp., Capital Series, Class A*	10,400	378,248
Madison Square Garden, Inc., Class A*	7,575	164,605
Meredith Corp.	4,400	151,404
New York Times Co., Class A*	12,500	139,125
News Corp., Class A	549,500	7,918,295
Omnicom Group, Inc.	77,105	2,992,445
Regal Entertainment Group, Class A	5,000	87,850
Scripps Networks Interactive, Inc., Class A	4,600	204,010
Time Warner Cable, Inc.^	131,560	7,013,463
Time Warner, Inc.	272,333	8,515,853
Viacom, Inc., Class B*	429,150	14,754,177
Virgin Media, Inc.	37,500	647,250
Walt Disney Co.	373,440	13,036,790
Warner Music Group Corp.*	5,200	35,932
Washington Post Co., Class B	800	355,344

		76,362,469

Multiline Retail (0.5%)
Big Lots, Inc.*	9,600	349,632
Dollar General Corp.*	1,400	35,350
J.C. Penney Co., Inc.	93,350	3,003,069
Kohl’s Corp.*	2,500	136,950
Macy’s, Inc.^	151,450	3,297,067
Sears Holdings Corp.*	6,500	704,795

		7,526,863

Specialty Retail (2.6%)
Abercrombie & Fitch Co., Class A	5,800	264,712
Advance Auto Parts, Inc.^	32,460	1,360,723
AutoNation, Inc.*	8,500	153,680
Barnes & Noble, Inc.	3,800	82,156
CarMax, Inc.*	8,300	208,496
Chico’s FAS, Inc.	1,400	20,188
Foot Locker, Inc.	89,600	1,347,584
GameStop Corp., Class A*	2,500	54,775
Gap, Inc.	92,200	2,130,742

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Home Depot, Inc.^	305,110	$9,870,309
Limited Brands, Inc.^	93,900	2,311,818
Lowe’s Cos., Inc.	619,125	15,007,590
Office Depot, Inc.*	234,300	1,869,714
Penske Automotive Group, Inc.*	3,100	44,702
RadioShack Corp.	14,100	319,083
Ross Stores, Inc.	20,900	1,117,523
Sherwin-Williams Co.^	40,820	2,762,698
Signet Jewelers Ltd.*	11,100	358,974
Staples, Inc.	42,965	1,004,951
Tiffany & Co.	1,400	66,486
Williams-Sonoma, Inc.	7,300	191,917

		40,548,821

Textiles, Apparel & Luxury Goods (0.4%)
Jones Apparel Group, Inc.	85,300	1,622,406
NIKE, Inc., Class B	54,710	4,021,185
Phillips-Van Heusen Corp.	2,400	137,664
Polo Ralph Lauren Corp.	400	34,016
VF Corp.	9,000	721,350

		6,536,621

Total Consumer Discretionary		180,856,244

Consumer Staples (7.2%)
Beverages (2.0%)
Brown-Forman Corp., Class B	2,000	118,900
Central European Distribution Corp.*	8,000	280,080
Coca-Cola Co.	64,600	3,553,000
Coca-Cola Enterprises, Inc.	70,900	1,961,094
Constellation Brands, Inc., Class A*	92,544	1,521,423
Diageo plc	206,224	3,461,171
Dr. Pepper Snapple Group, Inc.	33,100	1,164,127
Molson Coors Brewing Co., Class B	15,700	660,342
PepsiCo, Inc.	267,425	17,692,838

		30,412,975

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club, Inc.*	5,900	218,241
CVS Caremark Corp.	202,396	7,399,598
Kroger Co.	63,610	1,377,792
Rite Aid Corp.*	76,200	114,300
Safeway, Inc.	55,900	1,389,674
SUPERVALU, Inc.^	100,500	1,676,340
Wal-Mart Stores, Inc.	31,280	1,739,168
Whole Foods Market, Inc.*	2,800	101,220

		14,016,333

Food Products (2.3%)
Archer-Daniels-Midland Co.	118,000	3,410,200
Bunge Ltd.^	41,900	2,582,297
Campbell Soup Co.	23,130	817,646
ConAgra Foods, Inc.	58,300	1,461,581
Corn Products International, Inc.	9,700	336,202
Del Monte Foods Co.	25,700	375,220
Flowers Foods, Inc.	1,700	42,058
General Mills, Inc.	46,370	3,282,532
H.J. Heinz Co.	7,800	355,758
Hershey Co.	8,400	359,604
Hormel Foods Corp.	8,200	344,482
J.M. Smucker Co.	34,079	2,053,601
Kellogg Co.	48,340	2,582,806
Kraft Foods, Inc., Class A	263,400	7,965,216
Mead Johnson Nutrition Co., Class A	13,308	692,415
Nestle S.A. (Registered)	76,204	3,902,709
Ralcorp Holdings, Inc.*	7,400	501,572
Sara Lee Corp.	176,900	2,464,217
Smithfield Foods, Inc.*^	61,100	1,267,214
Tyson Foods, Inc., Class A	85,700	1,641,155

		36,438,485

Household Products (1.0%)
Clorox Co.	2,100	134,694
Energizer Holdings, Inc.*	1,500	94,140
Kimberly-Clark Corp.	29,410	1,849,301
Procter & Gamble Co.	221,772	14,031,514

		16,109,649

Personal Products (0.0%)
Alberto-Culver Co.	1,600	41,840
NBTY, Inc.*	2,200	105,556

		147,396

Tobacco (1.0%)
Altria Group, Inc.	149,575	3,069,279
Lorillard, Inc.	7,390	556,024
Philip Morris International, Inc.	154,855	8,077,237
Reynolds American, Inc.	63,050	3,403,439

		15,105,979

Total Consumer Staples		112,230,817

Energy (15.9%)
Energy Equipment & Services (2.3%)
Atwood Oceanics, Inc.*	1,100	38,093
Baker Hughes, Inc.	40,400	1,892,336
BJ Services Co.	38,000	813,200
Cameron International Corp.*	2,500	107,150
Ensco plc (ADR)	42,100	1,885,238
Exterran Holdings, Inc.*	4,300	103,931
Halliburton Co.	409,691	12,343,990
Helix Energy Solutions Group, Inc.*	13,400	174,602
Helmerich & Payne, Inc.	9,500	361,760
Nabors Industries Ltd.*	36,800	722,384
National Oilwell Varco, Inc.	104,595	4,244,465
Noble Corp.*	27,700	1,158,414
Oil States International, Inc.*	6,500	294,710
Patterson-UTI Energy, Inc.	17,000	237,490
Pride International, Inc.*	12,000	361,320
Rowan Cos., Inc.*^	58,100	1,691,291
Schlumberger Ltd.	85,200	5,406,792
SEACOR Holdings, Inc.*	3,000	241,980
Seahawk Drilling, Inc.*	793	14,948
Smith International, Inc.	13,100	560,942
Superior Energy Services, Inc.*	10,100	212,302
Tidewater, Inc.	6,700	316,709
Transocean Ltd.*	21,800	1,883,084
Unit Corp.*	5,300	224,084

		35,291,215

Oil, Gas & Consumable Fuels (13.6%)
Anadarko Petroleum Corp.	65,100	4,741,233
Apache Corp.	95,305	9,673,458
Arch Coal, Inc.	21,100	482,135
Cabot Oil & Gas Corp.	13,500	496,800
Chesapeake Energy Corp.	81,600	1,929,024
Chevron Corp.	399,424	30,288,322
Cimarex Energy Co.^	43,900	2,606,782
Comstock Resources, Inc.*	5,600	178,080
Concho Resources, Inc.*	10,600	533,816
ConocoPhillips	517,050	26,457,448
Continental Resources, Inc.*	2,100	89,355
Denbury Resources, Inc.*	51,655	871,420
Devon Energy Corp.	160,790	10,359,700
El Paso Corp.	65,900	714,356
EOG Resources, Inc.	56,475	5,248,786
EXCO Resources, Inc.	2,100	38,598
Exxon Mobil Corp.#	653,465	43,769,086

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Forest Oil Corp.*^	65,500	$1,691,210
Frontier Oil Corp.	2,900	39,150
Frontline Ltd.	6,700	205,221
Hess Corp.	94,200	5,892,210
Marathon Oil Corp.	400,650	12,676,566
Mariner Energy, Inc.*	1,400	20,958
Massey Energy Co.	2,200	115,038
Murphy Oil Corp.	24,900	1,399,131
Newfield Exploration Co.*^	58,100	3,024,105
Nexen, Inc.	108,800	2,688,448
Noble Energy, Inc.	22,600	1,649,800
Occidental Petroleum Corp.	240,561	20,337,027
Overseas Shipholding Group, Inc.	3,100	121,613
Pioneer Natural Resources Co.	14,900	839,168
Plains Exploration & Production Co.*	8,300	248,917
Range Resources Corp.	17,400	815,538
SandRidge Energy, Inc.*	18,200	140,140
Southern Union Co.	14,500	367,865
Spectra Energy Corp.	84,000	1,892,520
St. Mary Land & Exploration Co.	6,100	212,341
Sunoco, Inc.	15,200	451,592
Teekay Corp.	3,000	68,220
Tesoro Corp.	10,600	147,340
Total S.A. (ADR)	118,975	6,902,929
Valero Energy Corp.	205,900	4,056,230
Whiting Petroleum Corp.*	6,600	533,544
Williams Cos., Inc.	75,600	1,746,360
XTO Energy, Inc.	75,600	3,566,808

		210,328,388

Total Energy		245,619,603

Financials (23.7%)
Capital Markets (3.9%)
Ameriprise Financial, Inc.	90,800	4,118,688
Bank of New York Mellon Corp.	383,959	11,856,654
BlackRock, Inc.	2,800	609,728
Deutsche Bank AG (Registered)	33,500	2,575,145
Federated Investors, Inc., Class B	700	18,466
Franklin Resources, Inc.	10,800	1,197,720
Goldman Sachs Group, Inc.	147,030	25,087,729
Invesco Ltd.	49,800	1,091,118
Investment Technology Group, Inc.*	5,100	85,119
Janus Capital Group, Inc.	3,100	44,299
Jefferies Group, Inc.	3,600	85,212
Legg Mason, Inc.	20,800	596,336
Morgan Stanley	244,100	7,149,689
Northern Trust Corp.^	18,640	1,030,046
Raymond James Financial, Inc.	12,700	339,598
State Street Corp.	111,330	5,025,436

		60,910,983

Commercial Banks (6.2%)
Associated Banc-Corp.	22,500	310,500
BancorpSouth, Inc.	10,800	226,368
Bank of Hawaii Corp.	6,200	278,690
BB&T Corp.^	398,700	12,913,893
BOK Financial Corp.	1,700	89,148
CapitalSource, Inc.	26,700	149,253
City National Corp./California	5,600	302,232
Comerica, Inc.	19,700	749,388
Commerce Bancshares, Inc./Missouri	5,385	221,539
Cullen/Frost Bankers, Inc.	6,700	373,860
Fifth Third Bancorp	103,600	1,407,924
First Citizens BancShares, Inc./North Carolina, Class A	800	159,008
First Horizon National Corp.*	29,287	411,487
Fulton Financial Corp.	22,800	232,332
Huntington Bancshares, Inc./Ohio	93,000	499,410
KeyCorp	114,400	886,600
M&T Bank Corp.	10,000	793,800
Marshall & Ilsley Corp.	68,300	549,815
PNC Financial Services Group, Inc.	110,563	6,600,611
Popular, Inc.*	83,300	242,403
Regions Financial Corp.^	257,940	2,024,829
SunTrust Banks, Inc.	65,000	1,741,350
Synovus Financial Corp.	49,300	162,197
TCF Financial Corp.	16,600	264,604
U.S. Bancorp^	763,350	19,755,498
Valley National Bancorp	19,875	305,479
Wells Fargo & Co.	1,403,990	43,692,169
Whitney Holding Corp./Louisiana	12,600	173,754
Wilmington Trust Corp.	9,000	149,130
Zions Bancorp	19,600	427,672

		96,094,943

Consumer Finance (0.5%)
American Express Co.	108,000	4,456,080
AmeriCredit Corp.*	8,100	192,456
Capital One Financial Corp.	42,300	1,751,643
Discover Financial Services	69,800	1,040,020
SLM Corp.*	47,700	597,204
Student Loan Corp.	500	17,765

		8,055,168

Diversified Financial Services (6.3%)
Bank of America Corp.	1,898,223	33,883,281
Citigroup, Inc.*^	2,859,700	11,581,785
CME Group, Inc.	8,200	2,592,102
Interactive Brokers Group, Inc., Class A*	5,200	83,980
JPMorgan Chase & Co.	1,060,731	47,467,712
Leucadia National Corp.*	15,500	384,555
NASDAQ OMX Group, Inc.*	9,800	206,976
NYSE Euronext	25,200	746,172

		96,946,563

Insurance (5.1%)
ACE Ltd.	11,800	617,140
Aflac, Inc.	124,050	6,734,675
Alleghany Corp.*	730	212,377
Allied World Assurance Co. Holdings Ltd./Bermuda	6,500	291,525
Allstate Corp.	214,525	6,931,303
American Financial Group, Inc./Ohio	11,200	318,640
American International Group, Inc.*	9,800	334,572
American National Insurance Co.	2,100	238,434
Aon Corp.	228,195	9,746,208
Arch Capital Group Ltd.*	6,400	488,000
Arthur J. Gallagher & Co.	900	22,095
Aspen Insurance Holdings Ltd.	10,800	311,472
Assurant, Inc.	15,300	526,014
Axis Capital Holdings Ltd.	12,300	384,498
Brown & Brown, Inc.	4,000	71,680
Chubb Corp.^	76,800	3,982,080
Cincinnati Financial Corp.	18,800	543,320
CNA Financial Corp.*	1,900	50,768
Endurance Specialty Holdings Ltd.	4,300	159,745
Erie Indemnity Co., Class A	1,200	51,756
Everest Reinsurance Group Ltd.	8,000	647,440
Fidelity National Financial, Inc., Class A	26,100	386,802
First American Corp.	12,900	436,536
Genworth Financial, Inc., Class A*	36,500	669,410
Hanover Insurance Group, Inc.	5,700	248,577

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc.	49,900	$1,418,158
HCC Insurance Holdings, Inc.	14,600	402,960
Lincoln National Corp.	27,200	835,040
Loews Corp.	42,700	1,591,856
Markel Corp.*	1,300	487,058
Marsh & McLennan Cos., Inc.	63,000	1,538,460
MBIA, Inc.*	17,100	107,217
Mercury General Corp.	3,500	153,020
MetLife, Inc.	254,110	11,013,127
Old Republic International Corp.	31,300	396,884
OneBeacon Insurance Group Ltd., Class A	3,000	51,750
PartnerReinsurance Ltd.	10,800	860,976
Principal Financial Group, Inc.	68,300	1,995,043
Progressive Corp.	79,700	1,521,473
Protective Life Corp.	11,100	244,089
Prudential Financial, Inc.	80,285	4,857,243
Reinsurance Group of America, Inc.	8,800	462,176
RenaissanceReinsurance Holdings Ltd.	8,100	459,756
StanCorp Financial Group, Inc.	6,400	304,832
Torchmark Corp.	10,800	577,908
Transatlantic Holdings, Inc.	3,600	190,080
Travelers Cos., Inc.	164,309	8,862,827
Unitrin, Inc.	5,500	154,275
Unum Group^	105,800	2,620,666
Validus Holdings Ltd.	10,500	289,065
W.R. Berkley Corp.	11,700	305,253
Wesco Financial Corp.	200	77,100
White Mountains Insurance Group Ltd.	1,100	390,500
XL Capital Ltd., Class A	151,200	2,857,680

		79,431,539

Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	4,500	304,200
AMB Property Corp. (REIT)	19,000	517,560
Annaly Capital Management, Inc. (REIT)	70,900	1,218,062
Apartment Investment & Management Co. (REIT), Class A	15,200	279,832
AvalonBay Communities, Inc. (REIT)	10,400	898,040
Boston Properties, Inc. (REIT)	18,100	1,365,464
Brandywine Realty Trust (REIT)	16,700	203,907
BRE Properties, Inc. (REIT)	7,100	253,825
Camden Property Trust (REIT)	8,700	362,181
Chimera Investment Corp. (REIT)	87,300	339,597
Corporate Office Properties Trust/Maryland (REIT)	7,500	300,975
Douglas Emmett, Inc. (REIT)	15,800	242,846
Duke Realty Corp. (REIT)	29,100	360,840
Equity Residential (REIT)	35,700	1,397,655
Essex Property Trust, Inc. (REIT)	3,800	341,810
Federal Realty Investment Trust (REIT)	6,700	487,827
HCP, Inc. (REIT)	23,400	772,200
Health Care REIT, Inc. (REIT)	7,800	352,794
Hospitality Properties Trust (REIT)	15,900	380,805
Host Hotels & Resorts, Inc. (REIT)	80,109	1,173,597
HRPT Properties Trust (REIT)	29,100	226,398
Kimco Realty Corp. (REIT)	52,800	825,792
Liberty Property Trust (REIT)	14,500	492,130
Macerich Co. (REIT)	12,735	487,878
Mack-Cali Realty Corp. (REIT)	10,200	359,550
Nationwide Health Properties, Inc. (REIT)	3,700	130,055
Plum Creek Timber Co., Inc. (REIT)	13,600	529,176
ProLogis (REIT)	61,600	813,120
Rayonier, Inc. (REIT)	5,600	254,408
Realty Income Corp. (REIT)	13,600	417,384
Regency Centers Corp. (REIT)	11,700	438,399
Senior Housing Properties Trust (REIT)	16,500	365,475
Simon Property Group, Inc. (REIT)	18,024	1,512,214
SL Green Realty Corp. (REIT)	10,000	572,700
Taubman Centers, Inc. (REIT)	6,900	275,448
UDR, Inc. (REIT)	19,600	345,744
Ventas, Inc. (REIT)	20,400	968,592
Vornado Realty Trust (REIT)	20,058	1,518,390
Weingarten Realty Investors (REIT)	13,600	293,216

		22,380,086

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	14,200	204,622
Jones Lang LaSalle, Inc.	5,500	400,895

		605,517

Thrifts & Mortgage Finance (0.2%)
First Niagara Financial Group, Inc.	24,500	348,390
Hudson City Bancorp, Inc.	27,100	383,736
New York Community Bancorp, Inc.	55,100	911,354
People’s United Financial, Inc.	48,300	755,412
TFS Financial Corp.	9,500	126,825
Washington Federal, Inc.	14,600	296,672

		2,822,389

Total Financials		367,247,188

Health Care (10.2%)
Health Care Equipment & Supplies (1.3%)
Becton, Dickinson and Co.	31,390	2,471,335
Boston Scientific Corp.*	126,400	912,608
CareFusion Corp.*	23,400	618,462
Cooper Cos., Inc.	5,900	229,392
Covidien plc	139,550	7,016,574
Hill-Rom Holdings, Inc.	4,900	133,329
Hologic, Inc.*	30,100	558,054
Inverness Medical Innovations, Inc.*	5,700	222,015
Kinetic Concepts, Inc.*	5,200	248,612
Medtronic, Inc.	83,430	3,756,853
St. Jude Medical, Inc.*	39,340	1,614,907
Teleflex, Inc.	3,000	192,210
Zimmer Holdings, Inc.*	28,000	1,657,600

		19,631,951

Health Care Providers & Services (1.5%)
Aetna, Inc.	119,300	4,188,623
AmerisourceBergen Corp.	4,600	133,032
Brookdale Senior Living, Inc.*	5,700	118,731
Cardinal Health, Inc.	46,900	1,689,807
CIGNA Corp.	33,200	1,214,456
Community Health Systems, Inc.*	6,000	221,580
Coventry Health Care, Inc.*	13,900	343,608
Emdeon, Inc., Class A*	800	13,216
Health Net, Inc.*	13,500	335,745
Humana, Inc.*	14,000	654,780
LifePoint Hospitals, Inc.*	7,100	261,138
Lincare Holdings, Inc.*	1,700	76,296
McKesson Corp.	18,100	1,189,532
MEDNAX, Inc.*	4,100	238,579
Omnicare, Inc.	8,900	251,781
Tenet Healthcare Corp.*	20,000	114,400
UnitedHealth Group, Inc.	155,000	5,063,850

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	11,000	$385,990
WellPoint, Inc.*	94,100	6,058,158

		22,553,302

Life Sciences Tools & Services (0.3%)
Charles River Laboratories International, Inc.*	2,900	113,999
Life Technologies Corp.*	2,600	135,902
PerkinElmer, Inc.	11,900	284,410
Thermo Fisher Scientific, Inc.*	68,860	3,542,158
Waters Corp.*	19,320	1,304,873

		5,381,342

Pharmaceuticals (7.1%)
Abbott Laboratories, Inc.	102,630	5,406,548
Bristol-Myers Squibb Co.	99,437	2,654,968
Eli Lilly and Co.	62,900	2,278,238
Endo Pharmaceuticals Holdings, Inc.*	15,200	360,088
Forest Laboratories, Inc.*	39,300	1,232,448
GlaxoSmithKline plc	58,865	1,130,441
Johnson & Johnson	200,265	13,057,278
King Pharmaceuticals, Inc.*	32,300	379,848
Merck & Co., Inc.	744,405	27,803,527
Mylan, Inc.*	11,300	256,623
Pfizer, Inc.	2,408,505	41,305,861
Roche Holding AG	5,610	909,816
Sanofi-Aventis S.A. (ADR)	348,750	13,029,300
Watson Pharmaceuticals, Inc.*	13,700	572,249

		110,377,233

Total Health Care		157,943,828

Industrials (11.1%)
Aerospace & Defense (3.5%)
BE Aerospace, Inc.*	6,300	191,835
Boeing Co.	86,900	6,309,809
General Dynamics Corp.	40,800	3,149,760
Honeywell International, Inc.	271,745	12,301,896
ITT Corp.	21,400	1,147,254
L-3 Communications Holdings, Inc.	15,200	1,392,776
Lockheed Martin Corp.	137,540	11,446,079
Northrop Grumman Corp.^	160,690	10,536,443
Raytheon Co.	11,800	674,016
Spirit AeroSystems Holdings, Inc., Class A*	9,200	215,096
United Technologies Corp.	89,170	6,563,804

		53,928,768

Air Freight & Logistics (0.2%)
FedEx Corp.	40,600	3,792,040
UTi Worldwide, Inc.	1,000	15,320

		3,807,360

Airlines (0.2%)
Delta Air Lines, Inc.*	122,700	1,790,193
Southwest Airlines Co.	66,400	877,808

		2,668,001

Building Products (0.0%)
Armstrong World Industries, Inc.*	1,500	54,465
Masco Corp.	24,700	383,344
Owens Corning, Inc.*	6,200	157,728
USG Corp.*	5,300	90,948

		686,485

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	11,900	433,279
Cintas Corp.	14,000	393,260
Corrections Corp. of America*	13,200	262,152
Covanta Holding Corp.*	16,800	279,888
Pitney Bowes, Inc.	26,900	657,705
R.R. Donnelley & Sons Co.	19,800	422,730
Republic Services, Inc.	28,600	829,972
Waste Connections, Inc.*	2,800	95,088
Waste Management, Inc.	6,600	227,238

		3,601,312

Construction & Engineering (0.1%)
KBR, Inc.	20,900	463,144
Quanta Services, Inc.*	27,200	521,152
Shaw Group, Inc.*	2,000	68,840
URS Corp.*	9,500	471,295

		1,524,431

Electrical Equipment (0.1%)
A123 Systems, Inc.*	1,100	15,114
General Cable Corp.*	6,700	180,900
Hubbell, Inc., Class B	6,900	347,967
Rockwell Automation, Inc.	16,600	935,576
Roper Industries, Inc.	1,700	98,328
Thomas & Betts Corp.*	4,700	184,428

		1,762,313

Industrial Conglomerates (2.7%)
3M Co.^	32,850	2,745,274
Carlisle Cos., Inc.	5,800	220,980
General Electric Co.	1,847,200	33,619,040
Textron, Inc.^	222,000	4,713,060

		41,298,354

Machinery (2.6%)
AGCO Corp.*	12,000	430,440
Bucyrus International, Inc.	7,600	501,524
Caterpillar, Inc.	195,400	12,280,890
Crane Co.	3,100	110,050
Cummins, Inc.	105,400	6,529,530
Danaher Corp.^	29,915	2,390,508
Deere & Co.	41,400	2,461,644
Dover Corp.	7,100	331,925
Eaton Corp.	44,450	3,367,976
Gardner Denver, Inc.	6,800	299,472
Graco, Inc.	4,200	134,400
Harsco Corp.	2,800	89,432
IDEX Corp.	4,300	142,330
Illinois Tool Works, Inc.	58,500	2,770,560
Ingersoll-Rand plc^	70,100	2,444,387
Joy Global, Inc.	1,600	90,560
Kennametal, Inc.	10,600	298,072
Lincoln Electric Holdings, Inc.	5,500	298,815
Manitowoc Co., Inc.	16,900	219,700
Oshkosh Corp.*	11,600	467,944
PACCAR, Inc.	3,500	151,690
Parker Hannifin Corp.	20,900	1,353,066
Pentair, Inc.	9,200	327,704
Snap-On, Inc.	5,500	238,370
SPX Corp.	18,100	1,200,392
Terex Corp.*	13,700	311,127
Timken Co.	12,600	378,126
Trinity Industries, Inc.	10,200	203,592
WABCO Holdings, Inc.*	900	26,928

		39,851,154

Marine (0.0%)
Alexander & Baldwin, Inc.	5,300	175,165
Kirby Corp.*	5,600	213,640

		388,805

Professional Services (0.2%)
Dun & Bradstreet Corp.	21,250	1,581,425
Equifax, Inc.	3,600	128,880
Manpower, Inc.	10,200	582,624

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Verisk Analytics, Inc., Class A*	3,200	$90,240

		2,383,169

Road & Rail (1.2%)
Canadian National Railway Co.	21,280	1,289,355
Con-way, Inc.	4,300	151,016
CSX Corp.	229,725	11,693,003
Hertz Global Holdings, Inc.*^	96,700	966,033
Kansas City Southern*	6,800	245,956
Norfolk Southern Corp.	41,600	2,325,024
Ryder System, Inc.	7,300	282,948
Union Pacific Corp.	30,800	2,257,640

		19,210,975

Trading Companies & Distributors (0.1%)
GATX Corp.	3,500	100,275
W.W. Grainger, Inc.	5,000	540,600
WESCO International, Inc.*	2,600	90,246

		731,121

Total Industrials		171,842,248

Information Technology (7.0%)
Communications Equipment (1.7%)
Brocade Communications Systems, Inc.*	37,200	212,412
Ciena Corp.*	10,500	160,020
Cisco Systems, Inc.*^	292,430	7,611,953
CommScope, Inc.*	12,200	341,844
EchoStar Corp., Class A*	4,900	99,372
Harris Corp.	3,700	175,713
JDS Uniphase Corp.*^	91,900	1,151,507
Motorola, Inc.*	924,800	6,492,096
Nokia Oyj (ADR)	144,800	2,250,192
QUALCOMM, Inc.	173,750	7,295,762
Tellabs, Inc.	51,500	389,855

		26,180,726

Computers & Peripherals (1.6%)
Dell, Inc.*^	176,000	2,641,760
Diebold, Inc.	1,000	31,760
EMC Corp.*	235,000	4,239,400
Hewlett-Packard Co.^	239,190	12,712,948
International Business Machines Corp.	33,080	4,242,510
Lexmark International, Inc., Class A*	10,200	368,016
SanDisk Corp.*	15,300	529,839
Seagate Technology*	6,300	115,038
Teradata Corp.*	4,100	118,449
Western Digital Corp.*	2,900	113,071

		25,112,791

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.*	9,100	274,183
Avnet, Inc.*	13,100	393,000
AVX Corp.	4,900	69,580
Corning, Inc.	29,500	596,195
Ingram Micro, Inc., Class A*	21,000	368,550
Itron, Inc.*	400	29,028
Jabil Circuit, Inc.	12,200	197,518
Molex, Inc.	15,600	325,416
Tech Data Corp.*	6,500	272,350
Tyco Electronics Ltd.	91,400	2,511,672
Vishay Intertechnology, Inc.*^	29,150	298,204

		5,335,696

Internet Software & Services (0.3%)
AOL, Inc.*^	43,575	1,101,576
eBay, Inc.*	111,700	3,010,315
IAC/InterActiveCorp*	7,000	159,180
Monster Worldwide, Inc.*	6,800	112,948
Yahoo!, Inc.*	10,000	165,300

		4,549,319

IT Services (0.9%)
Accenture plc, Class A	221,490	9,291,506
Amdocs Ltd.*	21,600	650,376
Broadridge Financial Solutions, Inc.	6,900	147,522
Computer Sciences Corp.*	19,800	1,078,902
Convergys Corp.*	11,000	134,860
DST Systems, Inc.	600	24,870
Fidelity National Information Services, Inc.	16,300	382,072
Mastercard, Inc., Class A	700	177,800
SAIC, Inc.*	13,400	237,180
Total System Services, Inc.	5,800	90,828
Western Union Co.	90,015	1,526,654

		13,742,570

Office Electronics (0.1%)
Xerox Corp.	135,694	1,323,017
Zebra Technologies Corp., Class A*	700	20,720

		1,343,737

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	34,400	318,888
Applied Materials, Inc.	173,200	2,334,736
Atmel Corp.*	58,700	295,261
Cypress Semiconductor Corp.*	1,800	20,700
Fairchild Semiconductor International, Inc.*	16,100	171,465
Integrated Device Technology, Inc.*	16,900	103,597
Intel Corp.	455,260	10,134,088
International Rectifier Corp.*	5,200	119,080
Intersil Corp., Class A	8,000	118,080
KLA-Tencor Corp.	22,100	683,332
LSI Corp.*	84,500	517,140
Marvell Technology Group Ltd.*	6,700	136,546
Maxim Integrated Products, Inc.	6,300	122,157
Microchip Technology, Inc.	2,100	59,136
Micron Technology, Inc.*	90,900	944,451
Novellus Systems, Inc.*	5,000	125,000
PMC-Sierra, Inc.*	29,000	258,680
Teradyne, Inc.*^	57,900	646,743
Texas Instruments, Inc.	391,175	9,572,052

		26,681,132

Software (0.4%)
Activision Blizzard, Inc.	30,400	366,624
Autodesk, Inc.*	9,600	282,432
CA, Inc.	11,600	272,252
Compuware Corp.*	29,600	248,640
Novell, Inc.*	24,400	146,156
Nuance Communications, Inc.*	2,700	44,928
Oracle Corp.	151,495	3,891,907
Rovi Corp.*	4,000	148,520
Symantec Corp.*^	23,300	394,236
Synopsys, Inc.*	7,000	156,590

		5,952,285

Total Information Technology		108,898,256

Materials (3.6%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	48,650	3,597,668
Airgas, Inc.	10,600	674,372
Albemarle Corp.	11,200	477,456
Ashland, Inc.	9,400	496,038
Cabot Corp.	8,500	258,400
CF Industries Holdings, Inc.	1,100	100,298
Cytec Industries, Inc.	6,200	289,788

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Dow Chemical Co.	145,000	$4,287,650
E.I. du Pont de Nemours & Co.	140,400	5,228,496
Eastman Chemical Co.	9,500	604,960
FMC Corp.	1,400	84,756
Huntsman Corp.	75,900	914,595
International Flavors & Fragrances, Inc.	600	28,602
Intrepid Potash, Inc.*	400	12,132
Lubrizol Corp.	1,100	100,892
PPG Industries, Inc.^	62,830	4,109,082
RPM International, Inc.	7,900	168,586
Terra Industries, Inc.	4,100	187,616
Valhi, Inc.	500	9,840
Valspar Corp.	13,000	383,240

		22,014,467

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,600	300,780
Vulcan Materials Co.	16,300	770,012

		1,070,792

Containers & Packaging (0.2%)
AptarGroup, Inc.	8,800	346,280
Ball Corp.	4,300	229,534
Bemis Co., Inc.	14,000	402,080
Greif, Inc., Class A	4,300	236,156
Owens-Illinois, Inc.*	4,000	142,160
Packaging Corp. of America	12,000	295,320
Pactiv Corp.*	3,100	78,058
Sealed Air Corp.	20,600	434,248
Sonoco Products Co.	13,000	400,270
Temple-Inland, Inc.	13,800	281,934

		2,846,040

Metals & Mining (1.7%)
AK Steel Holding Corp.	78,500	1,794,510
Alcoa, Inc.	68,100	969,744
Allegheny Technologies, Inc.	12,800	691,072
Carpenter Technology Corp.	5,700	208,620
Cliffs Natural Resources, Inc.	15,400	1,092,630
Commercial Metals Co.	14,600	219,876
Compass Minerals International, Inc.	2,000	160,460
Freeport-McMoRan Copper & Gold, Inc.	58,900	4,920,506
Newmont Mining Corp.	206,625	10,523,411
Nucor Corp.	41,000	1,860,580
Reliance Steel & Aluminum Co.	8,200	403,686
Royal Gold, Inc.	4,000	184,840
Schnitzer Steel Industries, Inc., Class A	600	31,518
Southern Copper Corp.	6,000	190,020
Steel Dynamics, Inc.	97,600	1,705,072
Titanium Metals Corp.*	11,000	182,490
United States Steel Corp.	18,700	1,187,824

		26,326,859

Paper & Forest Products (0.2%)
International Paper Co.	56,300	1,385,543
MeadWestvaco Corp.	22,300	569,765
Weyerhaeuser Co.	27,500	1,244,925

		3,200,233

Total Materials		55,458,391

Telecommunication Services (4.6%)
Diversified Telecommunication Services (3.3%)
AT&T, Inc.	1,400,035	36,176,904
CenturyTel, Inc.	38,659	1,370,848
Frontier Communications Corp.	23,000	171,120
Level 3 Communications, Inc.*	212,000	343,440
Qwest Communications International, Inc.	191,900	1,001,718
Verizon Communications, Inc.	380,200	11,793,804
Windstream Corp.	31,700	345,213

		51,203,047

Wireless Telecommunication Services (1.3%)
Clearwire Corp., Class A*	8,300	59,345
Crown Castle International Corp.*	24,300	928,989
Leap Wireless International, Inc.*	1,700	27,812
NII Holdings, Inc.*	20,500	854,030
Sprint Nextel Corp.*^	979,000	3,720,200
Telephone & Data Systems, Inc.	11,800	399,430
U.S. Cellular Corp.*	2,000	82,760
Vodafone Group plc	1,808,213	4,170,824
Vodafone Group plc (ADR)^	401,950	9,361,416

		19,604,806

Total Telecommunication Services		70,807,853

Utilities (4.3%)
Electric Utilities (2.0%)
Allegheny Energy, Inc.	8,500	195,500
American Electric Power Co., Inc.	90,100	3,079,618
DPL, Inc.	13,200	358,908
Duke Energy Corp.	167,700	2,736,864
Edison International	42,400	1,448,808
Entergy Corp.	38,590	3,139,296
Exelon Corp.	78,400	3,434,704
FirstEnergy Corp.	39,700	1,551,873
FPL Group, Inc.	74,890	3,619,434
Great Plains Energy, Inc.	17,600	326,832
Hawaiian Electric Industries, Inc.	11,900	267,155
Northeast Utilities	22,800	630,192
NV Energy, Inc.	17,500	215,775
Pepco Holdings, Inc.	28,600	490,490
Pinnacle West Capital Corp.	55,500	2,094,015
PPL Corp.	45,320	1,255,817
Progress Energy, Inc.	36,400	1,432,704
Southern Co.	102,000	3,382,320
Westar Energy, Inc.	14,100	314,430

		29,974,735

Gas Utilities (0.2%)
AGL Resources, Inc.	10,000	386,500
Atmos Energy Corp.	12,000	342,840
Energen Corp.	9,300	432,729
National Fuel Gas Co.	9,200	465,060
ONEOK, Inc.	13,700	625,405
Questar Corp.	22,700	980,640
UGI Corp.	14,100	374,214

		3,607,388

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	16,800	184,800
Calpine Corp.*	20,000	237,800
Constellation Energy Group, Inc.	32,400	1,137,564
Dynegy, Inc., Class A*	64,900	81,774
Mirant Corp.*	18,700	203,082
NRG Energy, Inc.*	34,500	721,050
RRI Energy, Inc.*^	59,700	220,293

		2,786,363

Multi-Utilities (1.9%)
Alliant Energy Corp.	14,400	478,944
Ameren Corp.^	43,000	1,121,440
CenterPoint Energy, Inc.	8,100	116,316
CMS Energy Corp.^	67,350	1,041,231
Consolidated Edison, Inc.	35,800	1,594,532
Dominion Resources, Inc.	162,939	6,698,422

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
DTE Energy Co.	21,400	$954,440
Integrys Energy Group, Inc.	7,800	369,564
MDU Resources Group, Inc.	23,900	515,762
NiSource, Inc.	140,300	2,216,740
NSTAR	13,900	492,338
OGE Energy Corp.	12,500	486,750
PG&E Corp.^	103,485	4,389,834
Public Service Enterprise Group, Inc.	123,055	3,632,584
SCANA Corp.	15,900	597,681
Sempra Energy	31,800	1,586,820
TECO Energy, Inc.	27,700	440,153
Vectren Corp.	10,500	259,560
Wisconsin Energy Corp.	15,200	751,032
Xcel Energy, Inc.	59,300	1,257,160

		29,001,303

Water Utilities (0.0%)
American Water Works Co., Inc.	7,800	169,728
Aqua America, Inc.	17,600	309,232

		478,960

Total Utilities		65,848,749

Total Common Stocks (99.3%) (Cost $1,304,578,192)		1,536,753,177

	Number of Rights	Value (Note 1)
RIGHTS:
Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Clearwire Corp., expiring 6/21/10* (Cost $—)	6,500	1,203

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
General Electric Capital Corp.
0.03%, 4/1/10 (p)	$1,401,000	1,400,999

Short-Term Investments of Cash Collateral for Securities Loaned (1.1%)
Credit Suisse (USA) LLC, Repurchase Agreement
0.03%, 4/1/10 (u)	11,073,858	11,073,858
Lehman Brothers Holdings, Inc.
0.00%, 4/1/10 (h)(s)	2,039,987	469,197
Monumental Global Funding II
0.43%, 5/26/10 (l)	3,830,000	3,802,807
Pricoa Global Funding I
0.40%, 6/25/10 (l)	2,439,939	2,424,552

Total Short-Term Investments of Cash Collateral for Securities Loaned		17,770,414

Time Deposit (0.6%)
JPMorgan Chase Nassau
0.000%, 4/1/10	8,666,118	8,666,118

Total Short-Term Investments (1.8%) (Cost/Amortized Cost $29,450,901)		27,837,531

Total Investments (101.1%)
(Cost/Amortized Cost $1,334,029,093)		1,564,591,911
Other Assets Less Liabilities (-1.1%)		(17,122,523)

Net Assets (100%)		$1,547,469,388

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,014,100.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(p)	Yield to maturity.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.000% – 8.000%, maturing 4/1/12 to 4/1/40, which had a total value of $11,295,335.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	12	June-10	$687,439	$699,120	$11,681

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$180,856,244	$—	$—	$180,856,244
Consumer Staples	104,866,937	7,363,880	—	112,230,817
Energy	245,619,603	—	—	245,619,603
Financials	367,247,188	—	—	367,247,188
Health Care	155,903,571	2,040,257	—	157,943,828
Industrials	171,842,248	—	—	171,842,248
Information Technology	108,898,256	—	—	108,898,256
Materials	55,458,391	—	—	55,458,391
Telecommunication Services	66,637,029	4,170,824	—	70,807,853
Utilities	65,848,749	—	—	65,848,749
Futures	11,681	—	—	11,681
Rights
Telecommunication Services	1,203	—	—	1,203
Short-Term Investments	—	27,837,531	—	27,837,531

Total Assets	$1,523,191,100	$41,412,492	$—	$1,564,603,592

Total Liabilities	$—	$—	$—	$—

Total	$1,523,191,100	$41,412,492	$—	$1,564,603,592

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$99,477,186
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$144,043,441

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$240,504,644
Aggregate gross unrealized depreciation	(48,040,393)

Net unrealized appreciation	$192,464,251

Federal income tax cost of investments	$1,372,127,660

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had loaned securities with a total value of $18,795,013. This was secured by collateral of $19,383,784 which was received as cash and subsequently invested in short-term investments currently valued at $17,770,414, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $781,512,491 of which $165,673,773 expires in the year 2016, and $615,838,718 expires in the year 2017.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.9%)
Auto Components (1.0%)
Amerigon, Inc.*	4,800	$48,528
ArvinMeritor, Inc.*	2,200	29,370
BorgWarner, Inc.*	24,100	920,138
China Automotive Systems, Inc.*^	900	20,799
Cooper Tire & Rubber Co.	13,300	252,966
Dorman Products, Inc.*^	500	9,495
Drew Industries, Inc.*^	23,200	510,864
Federal Mogul Corp.*	1,600	29,376
Fuel Systems Solutions, Inc.*	3,400	108,664
Gentex Corp.	86,700	1,683,714
Goodyear Tire & Rubber Co.*	55,100	696,464
Raser Technologies, Inc.*^	15,700	15,700
Standard Motor Products, Inc.	1,500	14,880
Tenneco, Inc.*	37,000	875,050
TRW Automotive Holdings Corp.*	3,000	85,740
Wonder Auto Technology, Inc.*	4,800	50,784

		5,352,532

Automobiles (0.0%)
Thor Industries, Inc.	3,800	114,798
Winnebago Industries, Inc.*	1,400	20,454

		135,252

Distributors (0.3%)
Core-Mark Holding Co., Inc.*^	700	21,427
LKQ Corp.*	80,100	1,626,030

		1,647,457

Diversified Consumer Services (2.0%)
American Public Education, Inc.*	4,400	205,040
Bridgepoint Education, Inc.*^	3,500	86,030
Brink’s Home Security Holdings, Inc.*	10,500	446,775
Capella Education Co.*^	9,700	900,548
Career Education Corp.*	14,200	449,288
ChinaCast Education Corp.*	6,600	48,246
Coinstar, Inc.*^	33,100	1,075,750
Corinthian Colleges, Inc.*^	17,900	314,861
CPI Corp.	600	8,316
DeVry, Inc.	14,200	925,840
Education Management Corp.*	2,800	61,320
Grand Canyon Education, Inc.*^	27,200	711,008
Hillenbrand, Inc.	5,500	120,945
ITT Educational Services, Inc.*	7,900	888,592
K12, Inc.*	5,800	128,818
Learning Tree International, Inc.*^	1,000	14,070
Lincoln Educational Services Corp.*	2,700	68,310
Matthews International Corp., Class A	7,000	248,500
Nobel Learning Communities, Inc.*	900	7,056
Pre-Paid Legal Services, Inc.*^	1,800	68,130
Princeton Review, Inc.*	1,300	4,537
Sotheby’s, Inc.	13,500	419,715
Steiner Leisure Ltd.*	1,900	84,208
Strayer Education, Inc.^	12,610	3,070,787
Universal Technical Institute, Inc.*	4,900	111,818
Weight Watchers International, Inc.	300	7,659

		10,476,167

Hotels, Restaurants & Leisure (3.2%)
AFC Enterprises, Inc.*	600	6,438
Ambassadors Group, Inc.	4,400	48,620
Ameristar Casinos, Inc.^	5,800	105,676
Bally Technologies, Inc.*	12,300	498,642
Benihana, Inc., Class A*	1,600	10,400
BJ’s Restaurants, Inc.*^	5,000	116,500
Brinker International, Inc.	22,500	433,800
Buffalo Wild Wings, Inc.*^	19,300	928,523
Burger King Holdings, Inc.	23,500	499,610
California Pizza Kitchen, Inc.*	4,500	75,555
Caribou Coffee Co., Inc.*	600	3,972
Carrols Restaurant Group, Inc.*	1,300	8,840
CEC Entertainment, Inc.*	5,600	213,304
Cheesecake Factory, Inc.*^	62,750	1,698,015
Chipotle Mexican Grill, Inc.*	19,010	2,141,857
Choice Hotels International, Inc.	1,500	52,215
CKE Restaurants, Inc.	10,300	114,021
Cracker Barrel Old Country Store, Inc.	3,800	176,244
Denny’s Corp.*^	21,600	82,944
DineEquity, Inc.*	4,200	166,026
Domino’s Pizza, Inc.*	1,400	19,096
Dover Downs Gaming & Entertainment, Inc.	3,300	13,068
Einstein Noah Restaurant Group, Inc.*	600	7,290
Gaylord Entertainment Co.*	17,600	515,504
Great Wolf Resorts, Inc.*	800	2,544
Interval Leisure Group, Inc.*	9,200	133,952
Isle of Capri Casinos, Inc.*^	3,900	30,342
Jack in the Box, Inc.*	13,100	308,505
Krispy Kreme Doughnuts, Inc.*	13,700	55,074
Lakes Entertainment, Inc.*	1,600	3,680
Life Time Fitness, Inc.*	900	25,290
Marcus Corp.	400	5,196
MGM MIRAGE*	107,122	1,285,464
Monarch Casino & Resort, Inc.*	500	4,270
Morgans Hotel Group Co.*	2,200	14,102
Multimedia Games, Inc.*	100	390
Orient-Express Hotels Ltd., Class A*	75,040	1,064,067
P.F. Chang’s China Bistro, Inc.*^	5,700	251,541
Panera Bread Co., Class A*	22,500	1,721,025
Papa John’s International, Inc.*	4,600	118,266
Peet’s Coffee & Tea, Inc.*	17,100	678,015
Pinnacle Entertainment, Inc.*	7,500	73,050
Red Robin Gourmet Burgers, Inc.*^	900	21,996
Ruth’s Hospitality Group, Inc.*	6,900	36,570
Scientific Games Corp., Class A*	14,600	205,568
Shuffle Master, Inc.*	129,800	1,063,062
Sonic Corp.*	13,400	148,070
Texas Roadhouse, Inc.*^	11,400	158,346
Town Sports International Holdings, Inc.*^	5,000	19,550
Universal Travel Group*	1,700	16,847
Wendy’s/Arby’s Group, Inc., Class A	28,200	141,000
WMS Industries, Inc.*	11,700	490,698
Wyndham Worldwide Corp.	17,800	457,994
Youbet.com, Inc.*	7,000	20,580

		16,491,214

Household Durables (2.0%)
Blyth, Inc.	100	3,125
D.R. Horton, Inc.	103,670	1,306,242
Harman International Industries, Inc.*	8,700	406,986
Hovnanian Enterprises, Inc., Class A*^	6,600	28,710
iRobot Corp.*^	5,000	75,800
Jarden Corp.	56,270	1,873,228
KB Home	500	8,375
Leggett & Platt, Inc.	20,800	450,112
M.D.C. Holdings, Inc.	2,800	96,908
MRV Engenharia e Participacoes S.A.	151,580	1,065,454
National Presto Industries, Inc.	1,200	142,692

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
NIVS IntelliMedia Technology Group, Inc.*	2,000	$7,680
NVR, Inc.*	204	148,206
Pulte Group, Inc.*^	50,280	565,650
Sealy Corp.*^	1,800	6,300
Tempur-Pedic International, Inc.*	109,680	3,307,949
Tupperware Brands Corp.	13,800	665,436
Universal Electronics, Inc.*	2,800	62,552

		10,221,405

Internet & Catalog Retail (0.7%)
Blue Nile, Inc.*	3,100	170,562
Drugstore.Com, Inc.*	20,400	72,828
Gaiam, Inc., Class A	84,668	702,744
HSN, Inc.*	9,200	270,848
Netflix, Inc.*^	23,140	1,706,344
NutriSystem, Inc.	6,600	117,546
Orbitz Worldwide, Inc.*	3,600	25,596
Overstock.com, Inc.*	4,100	66,625
PetMed Express, Inc.^	5,900	130,803
Shutterfly, Inc.*	1,000	24,090
Vitacost.com, Inc.*	1,100	13,255

		3,301,241

Leisure Equipment & Products (0.5%)
Brunswick Corp.	1,600	25,552
Hasbro, Inc.	16,900	646,932
Leapfrog Enterprises, Inc.*	500	3,275
Polaris Industries, Inc.^	6,800	347,888
Pool Corp.	53,771	1,217,376
Smith & Wesson Holding Corp.*	13,300	50,274
Sturm Ruger & Co., Inc.^	4,400	52,756

		2,344,053

Media (1.6%)
Arbitron, Inc.^	6,400	170,624
Carmike Cinemas, Inc.*	2,200	30,514
Cinemark Holdings, Inc.	6,000	110,040
CKX, Inc.*	12,700	77,851
Crown Media Holdings, Inc., Class A*^	1,300	2,496
CTC Media, Inc.	7,300	125,706
Dolan Media Co.*	7,300	79,351
DreamWorks Animation SKG, Inc., Class A*	33,040	1,301,446
Focus Media Holding Ltd. (ADR)*	74,930	1,368,222
Global Sources Ltd.*	470	3,060
Interactive Data Corp.	3,500	112,000
John Wiley & Sons, Inc., Class A	9,100	393,848
Knology, Inc.*	5,900	79,296
Lamar Advertising Co., Class A*	27,800	954,930
Lions Gate Entertainment Corp.*^	164,800	1,028,352
Live Nation Entertainment, Inc.*	12,227	177,291
LodgeNet Interactive Corp.*	3,100	21,607
Martha Stewart Living Omnimedia, Inc., Class A*	4,100	22,878
Mediacom Communications Corp., Class A*	3,400	20,230
Morningstar, Inc.*	4,300	206,787
National CineMedia, Inc.^	59,820	1,032,493
New York Times Co., Class A*	900	10,017
Playboy Enterprises, Inc., Class B*	5,000	18,300
PRIMEDIA, Inc.	100	344
RCN Corp.*	10,300	155,324
Reading International, Inc., Class A*	800	3,416
Regal Entertainment Group, Class A	8,800	154,616
Rentrak Corp.*	2,100	45,255
Valassis Communications, Inc.*	9,300	258,819
Value Line, Inc.	400	9,236
Warner Music Group Corp.*	300	2,073
World Wrestling Entertainment, Inc., Class A	3,800	65,740

		8,042,162

Multiline Retail (0.5%)
99 Cents Only Stores*^	9,900	161,370
Big Lots, Inc.*	1,800	65,556
Dollar Tree, Inc.*	21,440	1,269,677
Family Dollar Stores, Inc.	32,060	1,173,716
Fred’s, Inc., Class A	3,600	43,128

		2,713,447

Specialty Retail (5.0%)
Aaron’s, Inc.	10,400	346,736
Abercrombie & Fitch Co., Class A	9,900	451,836
Advance Auto Parts, Inc.	24,825	1,040,664
Aeropostale, Inc.*	21,650	624,169
American Eagle Outfitters, Inc.	37,900	701,908
America’s Car-Mart, Inc.*	1,500	36,180
AutoNation, Inc.*	1,100	19,888
Barnes & Noble, Inc.	1,200	25,944
bebe Stores, Inc.	6,000	53,400
Big 5 Sporting Goods Corp.	5,000	76,100
Buckle, Inc.^	5,100	187,476
CarMax, Inc.*^	67,000	1,683,040
Cato Corp., Class A	6,300	135,072
Charming Shoppes, Inc.*	2,600	14,196
Chico’s FAS, Inc.	37,000	533,540
Children’s Place Retail Stores, Inc.*	5,300	236,115
Citi Trends, Inc.*	3,600	116,784
Coldwater Creek, Inc.*^	10,500	72,870
Collective Brands, Inc.*	5,700	129,618
Destination Maternity Corp.*	800	20,528
Dick’s Sporting Goods, Inc.*	101,570	2,651,993
Dress Barn, Inc.*	2,829	74,007
DSW, Inc., Class A*	200	5,106
Finish Line, Inc., Class A	5,400	88,128
Foot Locker, Inc.	14,400	216,576
Guess?, Inc.	21,300	1,000,674
Gymboree Corp.*	5,300	273,639
hhgregg, Inc.*^	3,300	83,292
Hibbett Sports, Inc.*^	7,000	179,060
HOT Topic, Inc.*	5,800	37,700
J. Crew Group, Inc.*^	28,500	1,308,150
Jo-Ann Stores, Inc.*	2,500	104,950
JoS. A. Bank Clothiers, Inc.*^	4,400	240,460
Kirkland’s, Inc.*	3,200	67,200
Lumber Liquidators Holdings, Inc.*^	3,600	96,012
Men’s Wearhouse, Inc.	100	2,394
Midas, Inc.*	2,400	27,072
Monro Muffler Brake, Inc.	4,200	150,192
Office Depot, Inc.*	10,600	84,588
OfficeMax, Inc.*^	12,100	198,682
Penske Automotive Group, Inc.*^	57,000	821,940
PetSmart, Inc.	28,200	901,272
RadioShack Corp.	3,300	74,679
Ross Stores, Inc.	27,300	1,459,731
Rue21, Inc.*	1,000	34,670
Sally Beauty Holdings, Inc.*	5,300	47,276
Sonic Automotive, Inc., Class A*	2,400	26,400
Stein Mart, Inc.*	5,600	50,568
Systemax, Inc.^	400	8,696
Talbots, Inc.*^	4,100	53,136
Tiffany & Co.	25,900	1,229,991
Tractor Supply Co.^	27,000	1,567,350

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Ulta Salon Cosmetics & Fragrance, Inc.*	6,400	$144,768
Urban Outfitters, Inc.*	77,570	2,949,987
Vitamin Shoppe, Inc.*	26,200	588,190
Wet Seal, Inc., Class A*^	24,100	114,716
Williams-Sonoma, Inc.	73,710	1,937,836
Zumiez, Inc.*	4,700	96,303

		25,503,448

Textiles, Apparel & Luxury Goods (2.1%)
American Apparel, Inc.*	5,000	15,150
Carter’s, Inc.*	38,760	1,168,614
Cherokee, Inc.	1,100	19,800
Coach, Inc.	30,010	1,185,995
Crocs, Inc.*	7,700	67,529
Deckers Outdoor Corp.*	3,000	414,000
Fossil, Inc.*	10,300	388,722
Fuqi International, Inc.*	3,200	34,880
G-III Apparel Group Ltd.*^	900	24,804
Hanesbrands, Inc.*	105,374	2,931,505
Iconix Brand Group, Inc.*	50,600	777,216
K-Swiss, Inc., Class A*	4,300	44,978
Liz Claiborne, Inc.*^	15,300	113,679
Lululemon Athletica, Inc.*^	9,300	385,950
Maidenform Brands, Inc.*	4,800	104,880
Oxford Industries, Inc.	1,800	36,594
Phillips-Van Heusen Corp.	7,300	418,728
Steven Madden Ltd.*	3,800	185,440
Timberland Co., Class A*	6,100	130,174
True Religion Apparel, Inc.*	6,100	185,196
Under Armour, Inc., Class A*^	33,500	985,235
UniFirst Corp.	500	25,750
Volcom, Inc.*	4,900	95,648
Warnaco Group, Inc.*	10,100	481,871
Weyco Group, Inc.^	1,700	39,984
Wolverine World Wide, Inc.	11,100	323,676

		10,585,998

Total Consumer Discretionary		96,814,376

Consumer Staples (3.1%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*^	2,200	114,972
Coca-Cola Bottling Co. Consolidated	1,000	58,660
Hansen Natural Corp.*	32,800	1,422,864
National Beverage Corp.^	2,100	23,352

		1,619,848

Food & Staples Retailing (0.3%)
Arden Group, Inc., Class A	400	42,512
BJ’s Wholesale Club, Inc.*^	1,600	59,184
Casey’s General Stores, Inc.	6,700	210,380
Diedrich Coffee, Inc.*	800	27,840
Pantry, Inc.*	500	6,245
Pricesmart, Inc.	4,200	97,650
Ruddick Corp.^	1,300	41,132
United Natural Foods, Inc.*	9,700	272,861
Village Super Market, Inc., Class A	900	25,227
Weis Markets, Inc.	500	18,180
Whole Foods Market, Inc.*	25,400	918,210

		1,719,421

Food Products (1.6%)
AgFeed Industries, Inc.*^	5,400	23,706
Alico, Inc.	700	17,675
American Dairy, Inc.*^	2,600	49,790
American Italian Pasta Co., Class A*	3,700	143,819
B&G Foods, Inc., Class A	2,000	20,960
Calavo Growers, Inc.	1,800	32,832
Cal-Maine Foods, Inc.	3,100	105,059
Darling International, Inc.*	19,900	178,304
Dean Foods Co.*	40,900	641,721
Diamond Foods, Inc.^	3,600	151,344
Dole Food Co., Inc.*	5,300	62,805
Farmer Bros Co.	700	13,118
Flowers Foods, Inc.	13,900	343,886
Green Mountain Coffee Roasters, Inc.*	34,400	3,330,608
Hain Celestial Group, Inc.*^	49,100	851,885
HQ Sustainable Maritime Industries, Inc.*	1,100	6,600
J&J Snack Foods Corp.^	3,300	143,451
Lancaster Colony Corp.	4,400	259,424
Lance, Inc.	6,300	145,719
Lifeway Foods, Inc.*	1,300	15,431
Overhill Farms, Inc.*	5,100	29,733
Sanderson Farms, Inc.	4,600	246,606
Smart Balance, Inc.*	11,100	71,928
Smithfield Foods, Inc.*	1,400	29,036
Synutra International, Inc.*^	4,500	101,745
Tootsie Roll Industries, Inc.^	5,115	138,258
TreeHouse Foods, Inc.*^	21,200	930,044
Zhongpin, Inc.*	4,900	62,230

		8,147,717

Household Products (0.4%)
Church & Dwight Co., Inc.	15,700	1,051,115
Energizer Holdings, Inc.*	12,900	809,604
Orchids Paper Products Co.*	700	11,515
WD-40 Co.	3,000	98,490

		1,970,724

Personal Products (0.4%)
Alberto-Culver Co.	16,000	418,400
American Oriental Bioengineering, Inc.*	5,600	22,848
China Sky One Medical, Inc.*^	1,900	29,849
China-Biotics, Inc.*	1,800	32,238
Female Health Co.	2,600	18,642
Herbalife Ltd.	14,000	645,680
Inter Parfums, Inc.	1,200	17,784
Medifast, Inc.*	2,700	67,851
NBTY, Inc.*	8,000	383,840
Nu Skin Enterprises, Inc., Class A	11,300	328,830
Revlon, Inc., Class A*^	2,600	38,610
USANA Health Sciences, Inc.*	1,700	53,397

		2,057,969

Tobacco (0.1%)
Alliance One International, Inc.*^	15,800	80,422
Star Scientific, Inc.*	15,600	39,780
Vector Group Ltd.	8,020	123,749

		243,951

Total Consumer Staples		15,759,630

Energy (4.6%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	10,500	363,615
Baker Hughes, Inc.	23,410	1,096,524
Bolt Technology Corp.*	700	7,917
Cal Dive International, Inc.*	2,600	19,058
CARBO Ceramics, Inc.	3,900	243,126
Complete Production Services, Inc.*^	52,340	604,527
Dresser-Rand Group, Inc.*	18,700	587,554
Dril-Quip, Inc.*	21,600	1,314,144
ENGlobal Corp.*	3,500	9,695
Exterran Holdings, Inc.*^	6,000	145,020

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
FMC Technologies, Inc.*^	9,180	$593,303
Geokinetics, Inc.*	600	4,326
Gulf Island Fabrication, Inc.	200	4,350
Gulfmark Offshore, Inc., Class A*	2,800	74,340
Helix Energy Solutions Group, Inc.*	29,100	379,173
Helmerich & Payne, Inc.	7,200	274,176
Hercules Offshore, Inc.*	1,300	5,603
ION Geophysical Corp.*^	1,700	8,364
Lufkin Industries, Inc.	3,200	253,280
Matrix Service Co.*	1,900	20,444
Natural Gas Services Group, Inc.*^	300	4,761
Oceaneering International, Inc.*^	21,120	1,340,909
Patterson-UTI Energy, Inc.	3,600	50,292
PHI, Inc.*	1,500	31,770
Pioneer Drilling Co.*	3,300	23,232
Rowan Cos., Inc.*	4,200	122,262
RPC, Inc.	6,300	70,119
Sulphco, Inc.*^	15,900	4,611
Superior Energy Services, Inc.*	61,930	1,301,769
TETRA Technologies, Inc.*	9,800	119,756
TGC Industries, Inc.*	2,500	10,100
Willbros Group, Inc.*	9,600	115,296

		9,203,416

Oil, Gas & Consumable Fuels (2.8%)
Alon USA Energy, Inc.	200	1,450
Alpha Natural Resources, Inc.*	27,473	1,370,628
Apco Oil and Gas International, Inc.	1,900	51,414
Arena Resources, Inc.*	8,500	283,900
Atlas Energy, Inc.*	7,000	217,840
ATP Oil & Gas Corp.*	1,500	28,215
Bill Barrett Corp.*	23,700	727,827
BPZ Resources, Inc.*^	17,200	126,420
Brigham Exploration Co.*	63,400	1,011,230
Cabot Oil & Gas Corp.	14,000	515,200
Carrizo Oil & Gas, Inc.*^	6,300	144,585
Cheniere Energy, Inc.*^	4,500	13,905
Clean Energy Fuels Corp.*	8,400	191,352
Cloud Peak Energy, Inc.*	3,400	56,576
Comstock Resources, Inc.*	300	9,540
Concho Resources, Inc.*	11,940	601,298
Contango Oil & Gas Co.*	2,900	148,335
CREDO Petroleum Corp.*	1,400	13,846
Cubic Energy, Inc.*	2,200	2,332
CVR Energy, Inc.*	400	3,500
Delta Petroleum Corp.*^	16,000	22,560
Endeavour International Corp.*	18,700	23,749
Evergreen Energy, Inc.*	27,700	4,986
EXCO Resources, Inc.	27,800	510,964
Forest Oil Corp.*	8,600	222,052
Frontier Oil Corp.	17,900	241,650
Frontline Ltd.	34,870	1,068,068
FX Energy, Inc.*	7,200	24,696
GMX Resources, Inc.*	2,900	23,838
Golar LNG Ltd.*	4,600	53,820
Gulfport Energy Corp.*	5,500	61,820
Holly Corp.^	10,100	281,891
Isramco, Inc.*	200	13,110
James River Coal Co.*	6,800	108,120
Karoon Gas Australia Ltd.*	41,612	320,756
Mariner Energy, Inc.*	20,000	299,400
Massey Energy Co.	33,290	1,740,734
McMoRan Exploration Co.*	18,100	264,803
Newfield Exploration Co.*^	7,700	400,785
Northern Oil and Gas, Inc.*	8,800	139,480
Panhandle Oil and Gas, Inc., Class A	1,600	37,808
Peabody Energy Corp.	11,510	526,007
PrimeEnergy Corp.*	200	5,386
Quicksilver Resources, Inc.*	26,100	367,227
Rex Energy Corp.*^	5,500	62,645
Ship Finance International Ltd.	5,504	97,747
St. Mary Land & Exploration Co.	3,200	111,392
Syntroleum Corp.*	15,800	33,496
Teekay Corp.	3,800	86,412
Teekay Tankers Ltd., Class A	1,500	18,855
Tesoro Corp.^	12,300	170,970
Toreador Resources Corp.*	4,800	39,264
Uranerz Energy Corp.*	9,300	17,298
Uranium Energy Corp.*^	10,300	33,166
VAALCO Energy, Inc.*	800	3,952
Valero Energy Corp.	58,130	1,145,161
Venoco, Inc.*	1,900	24,377
W&T Offshore, Inc.^	7,400	62,160
Warren Resources, Inc.*	5,800	14,616
Westmoreland Coal Co.*^	500	6,310
World Fuel Services Corp.	13,100	348,984
Zion Oil & Gas, Inc.*^	3,690	22,841

		14,582,749

Total Energy		23,786,165

Financials (7.0%)
Capital Markets (3.6%)
Affiliated Managers Group, Inc.*^	30,780	2,431,620
Ameriprise Financial, Inc.	40,360	1,830,730
Artio Global Investors, Inc.	700	17,318
BGC Partners, Inc., Class A	3,700	22,607
Broadpoint Gleacher Securities, Inc.*^	13,800	55,200
Calamos Asset Management, Inc., Class A	400	5,736
Cohen & Steers, Inc.	2,200	54,912
Diamond Hill Investment Group, Inc.	500	34,300
Duff & Phelps Corp., Class A	4,200	70,308
Eaton Vance Corp.	26,000	872,040
Epoch Holding Corp.^	2,600	29,354
Evercore Partners, Inc., Class A^	20,300	609,000
FBR Capital Markets Corp.*	400	1,820
Federated Investors, Inc., Class B	18,500	488,030
GAMCO Investors, Inc., Class A	900	40,950
GFI Group, Inc.	13,500	78,030
GLG Partners, Inc.*	46,500	142,755
Greenhill & Co., Inc.	15,670	1,286,350
International Assets Holding Corp.*	700	10,479
Invesco Ltd.	49,730	1,089,584
Investment Technology Group, Inc.*	900	15,021
Janus Capital Group, Inc.	102,400	1,463,296
Jefferies Group, Inc.^	19,400	459,198
JMP Group, Inc.	300	2,550
KBW, Inc.*	32,420	872,098
Knight Capital Group, Inc., Class A*	10,100	154,025
Kohlberg Capital Corp.^	100	566
Lazard Ltd., Class A^	38,780	1,384,446
Main Street Capital Corp.	1,165	18,186
MF Global Holdings Ltd.*^	6,400	51,648
optionsXpress Holdings, Inc.*	10,300	167,787
Penson Worldwide, Inc.*	3,100	31,217
Pzena Investment Management, Inc., Class A*	2,800	21,364
Riskmetrics Group, Inc.*^	4,900	110,789
Safeguard Scientifics, Inc.*	1,566	20,358
SEI Investments Co.	26,800	588,796
Stifel Financial Corp.*^	32,680	1,756,550

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
SWS Group, Inc.^	400	$4,612
Teton Advisors, Inc., Class B*^†	10	104
Thomas Weisel Partners Group, Inc.*	100	392
TradeStation Group, Inc.*	2,700	18,927
U.S. Global Investors, Inc., Class A	1,800	17,802
Waddell & Reed Financial, Inc., Class A	55,490	1,999,860
Westwood Holdings Group, Inc.	1,100	40,480

		18,371,195

Commercial Banks (0.7%)
Ames National Corp.^	100	2,005
Arrow Financial Corp.^	1,442	38,775
Bank of Marin Bancorp/California^	500	16,540
Bank of the Ozarks, Inc.^	200	7,038
BOK Financial Corp.	1,300	68,172
Bridge Bancorp, Inc.	600	14,040
CapitalSource, Inc.	7,900	44,161
Cardinal Financial Corp.	2,800	29,904
Cathay General Bancorp	6,400	74,560
Centerstate Banks, Inc.	500	6,125
City Holding Co.	400	13,716
CNB Financial Corp./Pennsylvania^	300	4,632
Commerce Bancshares, Inc./Missouri	4,340	178,548
Danvers Bancorp, Inc.^	300	4,149
Enterprise Financial Services Corp.	400	4,424
First Financial Bankshares, Inc.^	2,600	134,030
First Interstate Bancsystem, Inc.	20,500	333,125
First Midwest Bancorp, Inc./Illinois^	27,700	375,335
Glacier Bancorp, Inc.^	20,400	310,692
Great Southern Bancorp, Inc.	600	13,464
Hancock Holding Co.	500	20,905
IBERIABANK Corp.^	5,900	354,059
Nara Bancorp, Inc.*	2,000	17,520
Orrstown Financial Services, Inc.	500	12,685
Peapack Gladstone Financial Corp.	15	236
Penns Woods Bancorp, Inc.	100	3,355
PrivateBancorp, Inc.	7,800	106,860
Republic Bancorp, Inc./Kentucky, Class A	200	3,768
Signature Bank/New York*	28,400	1,052,220
Southside Bancshares, Inc.	700	15,099
Suffolk Bancorp^	1,600	49,136
SVB Financial Group*	400	18,664
SY Bancorp, Inc.	1,200	27,300
Texas Capital Bancshares, Inc.*	800	15,192
Tompkins Financial Corp.^	770	28,089
Westamerica Bancorp^	3,400	196,010
Wilshire Bancorp, Inc.^	300	3,309

		3,597,842

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	8,200	47,724
AmeriCredit Corp.*	5,500	130,680
Cardtronics, Inc.*^	2,900	36,453
CompuCredit Holdings Corp.^	300	1,548
Credit Acceptance Corp.*	1,100	45,364
Dollar Financial Corp.*	5,000	120,300
EZCORP, Inc., Class A*	10,800	222,480
First Cash Financial Services, Inc.*	5,700	122,949
Nelnet, Inc., Class A	1,200	22,272
Rewards Network, Inc.	33	442
Student Loan Corp.	100	3,553

		753,765

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*	200	1,262
Life Partners Holdings, Inc.	1,575	34,918
MarketAxess Holdings, Inc.	7,900	124,267
MSCI, Inc., Class A*	22,400	808,640
NewStar Financial, Inc.*	500	3,190
PICO Holdings, Inc.*	2,300	85,537
Portfolio Recovery Associates, Inc.*	3,700	203,019

		1,260,833

Insurance (0.9%)
Amtrust Financial Services, Inc.	300	4,185
Arthur J. Gallagher & Co.	20,500	503,275
Assured Guaranty Ltd.^	2,900	63,713
Axis Capital Holdings Ltd.	8,200	256,332
Brown & Brown, Inc.	18,700	335,104
Citizens, Inc./Texas*	7,600	52,516
Crawford & Co., Class B*	2,100	8,547
eHealth, Inc.*	5,900	92,925
Endurance Specialty Holdings Ltd.	3,700	137,455
Erie Indemnity Co., Class A	4,500	194,085
FBL Financial Group, Inc., Class A	1,400	34,272
Fidelity National Financial, Inc., Class A	6,100	90,402
First Mercury Financial Corp.	800	10,424
Genworth Financial, Inc., Class A*	131,900	2,419,046
Hanover Insurance Group, Inc.	300	13,083
Phoenix Cos., Inc.*^	100	242
Primerica, Inc.*	6,800	102,000
Reinsurance Group of America, Inc.	800	42,016
RLI Corp.^	1,600	91,232
Safety Insurance Group, Inc.	400	15,068
Symetra Financial Corp.*	2,600	34,268
Tower Group, Inc.	7,900	175,143
Universal Insurance Holdings, Inc.	100	506
Validus Holdings Ltd.	2,600	71,578

		4,747,417

Real Estate Investment Trusts (REITs) (0.9%)
Acadia Realty Trust (REIT)	2,300	41,078
Alexander’s, Inc. (REIT)*^	200	59,826
Alexandria Real Estate Equities, Inc. (REIT)^	1,800	121,680
Digital Realty Trust, Inc. (REIT)^	17,300	937,660
DuPont Fabros Technology, Inc. (REIT)	3,100	66,929
EastGroup Properties, Inc. (REIT)	3,400	128,316
Equity Lifestyle Properties, Inc. (REIT)	3,300	177,804
Federal Realty Investment Trust (REIT)	1,300	94,653
FelCor Lodging Trust, Inc. (REIT)*^	76,200	434,340
Getty Realty Corp. (REIT)	1,400	32,760
Health Care REIT, Inc. (REIT)	13,600	615,128
Invesco Mortgage Capital, Inc. (REIT)	200	4,600
iStar Financial, Inc. (REIT)*^	58,700	269,433
LTC Properties, Inc. (REIT)	600	16,236
Mid-America Apartment Communities, Inc. (REIT)	2,900	150,191
Nationwide Health Properties, Inc. (REIT)	18,900	664,335
Omega Healthcare Investors, Inc. (REIT)^	2,600	50,674
Piedmont Office Realty Trust, Inc. (REIT), Class A	1,400	27,790
Potlatch Corp. (REIT)	4,200	147,168
PS Business Parks, Inc. (REIT)	1,100	58,740
Rayonier, Inc. (REIT)	7,600	345,268
Redwood Trust, Inc. (REIT)	1,300	20,046

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Saul Centers, Inc. (REIT)	800	$33,120
Tanger Factory Outlet Centers (REIT)	4,500	194,220
Universal Health Realty Income Trust (REIT)	1,400	49,476
Washington Real Estate Investment Trust (REIT)	900	27,495

		4,768,966

Real Estate Management & Development (0.3%)
CB Richard Ellis Group, Inc., Class A*	60,800	963,680
St. Joe Co.*^	21,100	682,585
Tejon Ranch Co.*^	2,800	85,456

		1,731,721

Thrifts & Mortgage Finance (0.2%)
Brookline Bancorp, Inc.	3,600	38,304
Capitol Federal Financial	4,300	161,078
Cheviot Financial Corp.	100	922
Clifton Savings Bancorp, Inc.	200	1,854
Kearny Financial Corp.	900	9,387
Kentucky First Federal Bancorp	100	1,049
Northwest Bancshares, Inc.	52,200	612,828
Oritani Financial Corp.^	1,600	25,712
Roma Financial Corp.	900	11,286
Territorial Bancorp, Inc.	300	5,709
TFS Financial Corp.	1,200	16,020
TrustCo Bank Corp. NY/New York^	6,200	38,254
ViewPoint Financial Group	2,200	35,662

		958,065

Total Financials		36,189,804

Health Care (18.3%)
Biotechnology (4.3%)
Abraxis Bioscience, Inc.*	1,500	77,625
Acorda Therapeutics, Inc.*	8,900	304,380
Affymax, Inc.*^	4,300	100,749
Alexion Pharmaceuticals, Inc.*	33,640	1,829,007
Alkermes, Inc.*	21,400	277,558
Allos Therapeutics, Inc.*	17,700	131,511
Alnylam Pharmaceuticals, Inc.*	8,800	149,776
AMAG Pharmaceuticals, Inc.*^	5,000	174,550
Amicus Therapeutics, Inc.*	3,800	12,122
Amylin Pharmaceuticals, Inc.*	47,175	1,060,966
Arena Pharmaceuticals, Inc.*^	21,600	66,960
ARIAD Pharmaceuticals, Inc.*	27,300	92,820
ArQule, Inc.*	3,000	17,280
Array BioPharma, Inc.*^	8,900	24,386
AVI BioPharma, Inc.*	17,100	20,349
BioCryst Pharmaceuticals, Inc.*^	5,000	32,850
BioMarin Pharmaceutical, Inc.*^	54,600	1,276,002
Biospecifics Technologies Corp.*^	900	24,975
Cardium Therapeutics, Inc.*	9,700	4,273
Celera Corp.*	5,000	35,500
Cell Therapeutics, Inc.*	124,900	67,533
Celldex Therapeutics, Inc.*	4,600	28,244
Cepheid, Inc.*^	13,800	241,224
Chelsea Therapeutics International, Inc.*	5,900	20,945
Clinical Data, Inc.*	3,500	67,900
Cubist Pharmaceuticals, Inc.*	13,100	295,274
Curis, Inc.*^	14,400	44,208
Cytokinetics, Inc.*	10,100	32,320
Cytori Therapeutics, Inc.*	6,000	27,360
Dendreon Corp.*	58,400	2,129,848
Dyax Corp.*^	15,500	52,855
Emergent Biosolutions, Inc.*	4,300	72,197
Enzon Pharmaceuticals, Inc.*	12,700	129,286
Exelixis, Inc.*	25,900	157,213
Facet Biotech Corp.*	1,100	29,689
Genomic Health, Inc.*	3,700	65,083
Geron Corp.*^	11,500	65,320
GTx, Inc.*	2,700	9,018
Halozyme Therapeutics, Inc.*	16,500	131,835
Hemispherx Biopharma, Inc.*	27,600	20,424
Human Genome Sciences, Inc.*^	63,900	1,929,780
Idenix Pharmaceuticals, Inc.*	6,000	16,920
Idera Pharmaceuticals, Inc.*	3,600	22,356
Immunogen, Inc.*	14,100	114,069
Immunomedics, Inc.*	14,800	49,136
Incyte Corp.*^	46,700	651,932
Infinity Pharmaceuticals, Inc.*^	700	4,270
Insmed, Inc.*	31,200	36,816
InterMune, Inc.*	14,200	632,894
Isis Pharmaceuticals, Inc.*	21,300	232,596
Lexicon Pharmaceuticals, Inc.*^	15,000	22,200
Ligand Pharmaceuticals, Inc., Class B*	24,500	42,875
MannKind Corp.*	13,400	87,904
Martek Biosciences Corp.*^	1,500	33,765
Maxygen, Inc.*	5,300	34,821
Medivation, Inc.*	6,500	68,185
Metabolix, Inc.*	4,500	54,810
Micromet, Inc.*	14,500	117,160
Molecular Insight Pharmaceuticals, Inc.*^	4,200	5,502
Momenta Pharmaceuticals, Inc.*	9,500	142,215
Myriad Genetics, Inc.*	38,200	918,710
Myriad Pharmaceuticals, Inc.*	3,625	16,385
Nabi Biopharmaceuticals*	8,500	46,495
Nanosphere, Inc.*	1,400	6,706
Neurocrine Biosciences, Inc.*^	8,700	22,185
NeurogesX, Inc.*^	1,500	14,100
Novavax, Inc.*^	15,400	35,574
NPS Pharmaceuticals, Inc.*	11,200	56,448
Omeros Corp.*^	1,400	9,856
OncoGenex Pharmaceutical, Inc.*	1,000	20,530
Onyx Pharmaceuticals, Inc.*	44,260	1,340,193
Opko Health, Inc.*^	13,800	27,324
Orexigen Therapeutics, Inc.*	7,400	43,586
OSI Pharmaceuticals, Inc.*	16,100	958,755
Osiris Therapeutics, Inc.*	4,700	34,780
OXiGENE, Inc.*^	14,600	17,958
PDL BioPharma, Inc.^	28,900	179,469
Pharmasset, Inc.*	5,200	139,360
Poniard Pharmaceuticals, Inc.*^	11,200	12,880
Progenics Pharmaceuticals, Inc.*	3,200	17,056
Protalix BioTherapeutics, Inc.*	9,100	59,696
Regeneron Pharmaceuticals, Inc.*^	40,100	1,062,249
Repligen Corp.*	4,800	19,488
Rigel Pharmaceuticals, Inc.*	12,400	98,828
Sangamo BioSciences, Inc.*^	9,500	51,490
Savient Pharmaceuticals, Inc.*	30,600	442,170
Sciclone Pharmaceuticals, Inc.*	6,100	21,533
Seattle Genetics, Inc.*^	38,500	459,690
SIGA Technologies, Inc.*^	6,000	39,780
Spectrum Pharmaceuticals, Inc.*	10,000	46,100
StemCells, Inc.*^	21,200	24,592
Synta Pharmaceuticals Corp.*	2,900	12,499
Talecris Biotherapeutics Holdings Corp.*	11,100	221,112
Theravance, Inc.*	15,400	205,128

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Transcept Pharmaceuticals, Inc.*^	25,400	$201,930
United Therapeutics Corp.*	22,200	1,228,326
Vanda Pharmaceuticals, Inc.*	6,800	78,472
Vical, Inc.*^	8,400	28,224
ZymoGenetics, Inc.*	12,000	68,760

		21,990,038

Health Care Equipment & Supplies (4.4%)
Abaxis, Inc.*^	5,400	146,826
ABIOMED, Inc.*^	7,800	80,574
Accuray, Inc.*^	8,300	50,547
AGA Medical Holdings, Inc.*	3,200	52,000
Align Technology, Inc.*^	30,900	597,606
Alphatec Holdings, Inc.*	7,500	47,775
American Medical Systems Holdings, Inc.*^	67,000	1,244,860
Analogic Corp.	2,100	89,733
AngioDynamics, Inc.*	1,400	21,868
Atrion Corp.	300	42,912
ATS Medical, Inc.*	11,800	30,680
Beckman Coulter, Inc.	19,760	1,240,928
Bovie Medical Corp.*^	2,700	16,875
Cantel Medical Corp.	2,200	43,670
Cardiac Science Corp.*	600	1,122
Cardiovascular Systems, Inc.*	3,700	19,647
Conceptus, Inc.*	7,500	149,700
CryoLife, Inc.*	4,900	31,703
Cyberonics, Inc.*^	6,700	128,372
Delcath Systems, Inc.*	6,500	52,650
DexCom, Inc.*	115,500	1,123,815
Edwards Lifesciences Corp.*	21,950	2,170,416
Electro-Optical Sciences, Inc.*^	4,400	32,648
Endologix, Inc.*^	11,000	44,440
EnteroMedics, Inc.*	3,800	1,938
Exactech, Inc.*	1,900	39,843
Gen-Probe, Inc.*	10,900	545,000
Greatbatch, Inc.*	4,400	93,236
Haemonetics Corp.*	5,800	331,470
Hansen Medical, Inc.*	5,000	11,450
HeartWare International, Inc.*	1,700	75,599
Hill-Rom Holdings, Inc.	5,100	138,771
Hologic, Inc.*	89,230	1,654,324
ICU Medical, Inc.*	3,100	106,795
IDEXX Laboratories, Inc.*^	13,200	759,660
Immucor, Inc.*	15,900	356,001
Insulet Corp.*	8,600	129,774
Integra LifeSciences Holdings Corp.*	4,300	188,469
Intuitive Surgical, Inc.*	1,863	648,566
Invacare Corp.	3,300	87,582
Inverness Medical Innovations, Inc.*	8,300	323,285
IRIS International, Inc.*	4,400	44,924
Kensey Nash Corp.*	1,700	40,103
Kinetic Concepts, Inc.*	4,500	215,145
MAKO Surgical Corp.*	4,600	62,008
Masimo Corp.	54,380	1,443,789
Medical Action Industries, Inc.*	2,800	34,356
Meridian Bioscience, Inc.^	9,200	187,404
Merit Medical Systems, Inc.*^	7,000	106,750
Micrus Endovascular Corp.*	4,000	78,880
Natus Medical, Inc.*	5,400	85,914
Neogen Corp.*	4,950	124,245
NuVasive, Inc.*^	20,060	906,712
NxStage Medical, Inc.*^	6,000	68,700
OraSure Technologies, Inc.*	9,700	57,521
Orthofix International N.V.*	4,200	152,796
Orthovita, Inc.*	17,300	73,698
Palomar Medical Technologies, Inc.*	2,200	23,892
Quidel Corp.*^	6,600	95,964
ResMed, Inc.*^	31,300	1,992,245
Rochester Medical Corp.*	1,600	20,512
Rockwell Medical Technologies, Inc.*	3,000	17,340
RTI Biologics, Inc.*	2,700	11,691
Sirona Dental Systems, Inc.*	7,400	281,422
Somanetics Corp.*	2,800	53,592
SonoSite, Inc.*	3,700	118,807
Spectranetics Corp.*	7,700	53,207
Stereotaxis, Inc.*^	6,700	33,567
STERIS Corp.	24,100	811,206
SurModics, Inc.*^	4,000	83,760
Symmetry Medical, Inc.*	1,500	15,060
Synovis Life Technologies, Inc.*	2,000	31,060
Teleflex, Inc.	3,500	224,245
Thoratec Corp.*^	12,400	414,780
TomoTherapy, Inc.*	4,000	13,640
TranS1, Inc.*	5,500	17,875
Utah Medical Products, Inc.	800	22,504
Vascular Solutions, Inc.*	2,700	24,273
Volcano Corp.*^	45,400	1,096,864
West Pharmaceutical Services, Inc.	7,500	314,625
Wright Medical Group, Inc.*	9,300	165,261
Young Innovations, Inc.^	1,000	28,160
Zoll Medical Corp.*	4,600	121,256

		22,722,883

Health Care Providers & Services (3.6%)
Air Methods Corp.*	2,700	91,800
Alliance HealthCare Services, Inc.*^	7,300	41,026
Allied Healthcare International, Inc.*^	100	272
Almost Family, Inc.*	2,100	79,149
Amedisys, Inc.*^	5,700	314,754
America Service Group, Inc.	1,300	20,917
American Caresource Holding, Inc.*	2,600	4,602
American Dental Partners, Inc.*	1,200	15,660
AMERIGROUP Corp.*	11,900	395,556
AMN Healthcare Services, Inc.*	7,200	63,360
Bio-Reference Labs, Inc.*	3,000	131,910
BioScrip, Inc.*^	9,900	79,002
CardioNet, Inc.*	4,400	33,660
Catalyst Health Solutions, Inc.*	8,100	335,178
Centene Corp.*	5,500	132,220
Chemed Corp.	5,200	282,776
Chindex International, Inc.*^	2,200	25,982
Clarient, Inc.*	7,500	19,650
Community Health Systems, Inc.*	33,100	1,222,383
Continuecare Corp.*	6,300	23,310
Corvel Corp.*	1,900	67,925
Coventry Health Care, Inc.*	46,140	1,140,581
Cross Country Healthcare, Inc.*	700	7,077
Emdeon, Inc., Class A*	4,800	79,296
Emergency Medical Services Corp., Class A*	23,200	1,311,960
Emeritus Corp.*^	4,900	99,715
Ensign Group, Inc.	2,700	46,791
Genoptix, Inc.*^	4,200	149,058
Gentiva Health Services, Inc.*	2,900	82,012
Hanger Orthopedic Group, Inc.*	1,600	29,088
Health Grades, Inc.*	4,300	27,348
Health Management Associates, Inc., Class A*	54,900	472,140
HealthSouth Corp.*^	20,900	390,830
Healthways, Inc.*	400	6,428

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
HMS Holdings Corp.*^	23,860	$1,216,621
Humana, Inc.*	25,810	1,207,134
inVentiv Health, Inc.*	2,900	65,134
IPC The Hospitalist Co., Inc.*	4,000	140,440
Landauer, Inc.	1,500	97,830
LCA-Vision, Inc.*	1,500	12,480
LHC Group, Inc.*^	3,800	127,414
Lincare Holdings, Inc.*	43,100	1,934,328
Magellan Health Services, Inc.*	17,000	739,160
MEDNAX, Inc.*	3,200	186,208
Metropolitan Health Networks, Inc.*	10,100	32,623
MWI Veterinary Supply, Inc.*	11,700	472,680
National Healthcare Corp.	900	31,842
NovaMed, Inc.*	600	2,040
Odyssey HealthCare, Inc.*	4,300	77,873
Omnicare, Inc.	10,600	299,874
Owens & Minor, Inc.	7,200	334,008
Patterson Cos., Inc.	22,700	704,835
PharMerica Corp.*	7,600	138,472
Providence Service Corp.*	2,600	39,494
PSS World Medical, Inc.*^	13,600	319,736
Psychiatric Solutions, Inc.*	32,600	971,480
RadNet, Inc.*	8,700	27,666
RehabCare Group, Inc.*	4,800	130,896
Select Medical Holdings Corp.*	2,300	19,412
Team Health Holdings, Inc.*	2,700	45,360
Tenet Healthcare Corp.*	74,000	423,280
Triple-S Management Corp., Class B*^	300	5,325
U.S. Physical Therapy, Inc.*	1,300	22,620
Universal Health Services, Inc., Class B	800	28,072
VCA Antech, Inc.*^	48,300	1,353,849
Virtual Radiologic Corp.*^	1,500	16,500

		18,448,102

Health Care Technology (1.4%)
Allscripts-Misys Healthcare Solutions, Inc.*^	13,900	271,884
AMICAS, Inc.*	6,600	39,732
athenahealth, Inc.*^	26,400	965,184
Computer Programs & Systems, Inc.	2,200	85,976
Eclipsys Corp.*	12,700	252,476
MedAssets, Inc.*^	39,500	829,500
Medidata Solutions, Inc.*^	18,031	274,071
Merge Healthcare, Inc.*	6,500	13,455
Omnicell, Inc.*	5,800	81,374
Phase Forward, Inc.*	81,800	1,069,126
Quality Systems, Inc.	12,000	737,280
SXC Health Solutions Corp.*	38,330	2,578,843
Transcend Services, Inc.*^	1,600	26,000
Vital Images, Inc.*	2,300	37,191

		7,262,092

Life Sciences Tools & Services (1.9%)
Accelrys, Inc.*	4,600	28,336
Affymetrix, Inc.*	14,200	104,228
BioDelivery Sciences International, Inc.*^	4,500	17,235
Bio-Rad Laboratories, Inc., Class A*	4,200	434,784
Bruker Corp.*	10,500	153,825
Cambrex Corp.*	4,400	17,820
Charles River Laboratories International, Inc.*	9,600	377,376
Covance, Inc.*	14,300	877,877
Dionex Corp.*	4,000	299,120
Enzo Biochem, Inc.*	4,300	25,886
eResearchTechnology, Inc.*	11,200	77,392
Harvard Bioscience, Inc.*	2,600	10,062
Kendle International, Inc.*	800	13,984
Luminex Corp.*	10,100	169,983
Mettler-Toledo International, Inc.*	7,500	819,000
Millipore Corp.*	12,700	1,341,120
PAREXEL International Corp.*^	66,400	1,547,784
PerkinElmer, Inc.	5,300	126,670
Pharmaceutical Product Development, Inc.	64,900	1,541,375
QIAGEN N.V.*^	35,600	818,444
Sequenom, Inc.*^	36,450	229,999
Techne Corp.	8,300	528,627
Varian, Inc.*	1,500	77,670

		9,638,597

Pharmaceuticals (2.7%)
Acura Pharmaceuticals, Inc.*	1,400	7,546
Adolor Corp.*	3,700	6,660
Akorn, Inc.*	8,400	12,852
Ardea Biosciences, Inc.*^	15,300	279,378
ARYx Therapeutics, Inc.*^	5,200	4,524
Auxilium Pharmaceuticals, Inc.*	61,875	1,928,025
AVANIR Pharmaceuticals, Inc., Class A*	11,500	26,680
Biodel, Inc.*	3,000	12,810
BioMimetic Therapeutics, Inc.*^	3,794	49,891
BMP Sunstone Corp.*	6,900	34,914
Cadence Pharmaceuticals, Inc.*^	58,400	533,192
Caraco Pharmaceutical Laboratories Ltd.*	900	5,391
Cornerstone Therapeutics, Inc.*	100	635
Cumberland Pharmaceuticals, Inc.*^	1,500	15,795
Cypress Bioscience, Inc.*	7,400	36,260
Depomed, Inc.*^	9,600	34,080
Discovery Laboratories, Inc.*^	25,100	13,052
Durect Corp.*	19,300	58,093
Hi-Tech Pharmacal Co., Inc.*	500	11,070
Impax Laboratories, Inc.*	56,400	1,008,432
Inspire Pharmaceuticals, Inc.*	15,400	96,096
Ironwood Pharmaceuticals, Inc.*	20,600	278,512
ISTA Pharmaceuticals, Inc.*	5,700	23,199
Javelin Pharmaceuticals, Inc.*	17,100	22,059
KV Pharmaceutical Co., Class A*^	2,400	4,224
Lannett Co., Inc.*	900	3,825
MAP Pharmaceuticals, Inc.*^	21,800	346,402
Matrixx Initiatives, Inc.*	3,900	19,773
Medicines Co.*	9,500	74,480
Medicis Pharmaceutical Corp., Class A^	29,300	737,188
MiddleBrook Pharmaceuticals, Inc.*^	9,900	2,970
Mylan, Inc.*	52,830	1,199,769
Nektar Therapeutics*^	40,300	612,963
Obagi Medical Products, Inc.*	3,600	43,848
Optimer Pharmaceuticals, Inc.*	7,300	89,644
Pain Therapeutics, Inc.*	7,700	48,279
Penwest Pharmaceuticals Co.*	79,500	274,275
Perrigo Co.^	17,900	1,051,088
Pozen, Inc.*	6,000	57,480
Questcor Pharmaceuticals, Inc.*^	13,300	109,459
Repros Therapeutics, Inc.*^	2,400	1,620
Salix Pharmaceuticals Ltd.*	36,800	1,370,800
Santarus, Inc.*	13,100	70,478
Shionogi & Co., Ltd.	52,430	997,118
Sucampo Pharmaceuticals, Inc., Class A*	4,700	16,779

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
SuperGen, Inc.*	6,100	$19,520
Valeant Pharmaceuticals International*^	14,600	626,486
ViroPharma, Inc.*	3,900	53,157
Vivus, Inc.*	19,300	168,296
Watson Pharmaceuticals, Inc.*	35,400	1,478,658
XenoPort, Inc.*	7,700	71,302

		14,049,027

Total Health Care		94,110,739

Industrials (14.4%)
Aerospace & Defense (1.7%)
AAR Corp.*	800	19,856
Aerovironment, Inc.*	17,400	454,314
Alliant Techsystems, Inc.*	7,300	593,490
American Science & Engineering, Inc.	2,300	172,316
Applied Signal Technology, Inc.	2,800	54,824
Argon ST, Inc.*	3,100	82,491
Ascent Solar Technologies, Inc.*	100	385
Astronics Corp.*^	2,800	27,468
BE Aerospace, Inc.*^	63,310	1,927,790
Cubic Corp.	3,600	129,600
DigitalGlobe, Inc.*	17,100	477,945
DynCorp International, Inc., Class A*	800	9,192
Esterline Technologies Corp.*	2,200	108,746
GenCorp, Inc.*	10,300	59,328
GeoEye, Inc.*	4,300	126,850
HEICO Corp.^	21,700	1,118,852
Hexcel Corp.*^	76,880	1,110,147
LMI Aerospace, Inc.*	500	9,290
Orbital Sciences Corp.*	13,500	256,635
Rockwell Collins, Inc.	19,600	1,226,764
Spirit AeroSystems Holdings, Inc., Class A*	7,400	173,012
Stanley, Inc.*	3,000	84,870
Taser International, Inc.*	15,400	90,244
Teledyne Technologies, Inc.*	2,700	111,429
TransDigm Group, Inc.	8,900	472,056

		8,897,894

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	4,900	16,513
Dynamex, Inc.*	1,600	27,520
Expeditors International of Washington, Inc.	31,360	1,157,811
Forward Air Corp.^	3,600	94,680
Hub Group, Inc., Class A*	4,500	125,910
UTi Worldwide, Inc.	20,600	315,592

		1,738,026

Airlines (1.2%)
AirTran Holdings, Inc.*	28,900	146,812
Alaska Air Group, Inc.*	500	20,615
Allegiant Travel Co.*^	21,900	1,267,134
AMR Corp.*^	76,300	695,093
Continental Airlines, Inc., Class B*^	31,500	692,055
Copa Holdings S.A., Class A	6,800	413,440
Hawaiian Holdings, Inc.*	12,800	94,336
JetBlue Airways Corp.*	179,300	1,000,494
Republic Airways Holdings, Inc.*	300	1,776
U.S. Airways Group, Inc.*	165,240	1,214,514
UAL Corp.*	35,600	695,980

		6,242,249

Building Products (0.8%)
AAON, Inc.	3,400	76,908
Apogee Enterprises, Inc.^	500	7,905
Armstrong World Industries, Inc.*	1,800	65,358
Builders FirstSource, Inc.*	9,472	29,837
Lennox International, Inc.	25,333	1,122,758
Masco Corp.	116,650	1,810,408
NCI Building Systems, Inc.*	20	221
Owens Corning, Inc.*	8,300	211,152
Quanex Building Products Corp.	5,600	92,568
Simpson Manufacturing Co., Inc.	27,500	763,400
Trex Co., Inc.*	2,900	61,741

		4,242,256

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	2,300	48,760
American Reprographics Co.*	7,800	69,966
APAC Customer Services, Inc.*	7,400	42,550
ATC Technology Corp.*^	3,800	65,208
Brink’s Co	10,500	296,415
Cenveo, Inc.*	13,200	114,312
Clean Harbors, Inc.*^	17,900	994,524
Copart, Inc.*	14,900	530,440
Corrections Corp. of America*	72,286	1,435,600
Deluxe Corp.	5,600	108,752
EnergySolutions, Inc.	2,500	16,075
EnerNOC, Inc.*	3,500	103,880
Fuel Tech, Inc.*	3,000	24,060
GEO Group, Inc.*	9,300	184,326
Healthcare Services Group, Inc.^	9,800	219,422
Heritage-Crystal Clean, Inc.*	600	6,780
Herman Miller, Inc.^	12,700	229,362
HNI Corp.	6,900	183,747
Innerworkings, Inc.*	4,300	22,360
Interface, Inc., Class A	11,900	137,802
KAR Auction Services, Inc.*	3,900	58,734
Knoll, Inc.	11,700	131,625
McGrath RentCorp	800	19,384
Mine Safety Appliances Co.^	5,600	156,576
Mobile Mini, Inc.*^	62,100	961,929
Multi-Color Corp.	1,400	16,772
North American Galvanizing & Coatings, Inc.*	2,300	12,788
Perma-Fix Environmental Services*	9,200	20,608
Rollins, Inc.	9,300	201,624
Standard Parking Corp.*	400	6,568
Standard Register Co.^	1,700	9,095
Sykes Enterprises, Inc.*	9,181	209,694
Team, Inc.*	4,600	76,314
Tetra Tech, Inc.*	31,600	728,064
U.S. Ecology, Inc.	4,200	67,620
Viad Corp.^	600	12,330
Waste Connections, Inc.*	12,900	438,084
Waste Services, Inc.*	500	4,945

		7,967,095

Construction & Engineering (0.3%)
Aecom Technology Corp.*	20,900	592,933
Argan, Inc.*^	1,900	24,700
EMCOR Group, Inc.*	4,200	103,446
Furmanite Corp.*	4,200	21,798
Granite Construction, Inc.	500	15,110
Great Lakes Dredge & Dock Corp.	7,100	37,275
MasTec, Inc.*	8,700	109,707
Michael Baker Corp.*	2,100	72,408
MYR Group, Inc.*	4,500	73,395
Orion Marine Group, Inc.*	6,600	119,130
Pike Electric Corp.*	1,500	13,980
Primoris Services Corp.^	2,000	15,480
Shaw Group, Inc.*	15,100	519,742

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Construction Co., Inc.*	300	$4,716

		1,723,820

Electrical Equipment (1.4%)
A123 Systems, Inc.*	4,000	54,960
Acuity Brands, Inc.	7,300	308,133
Advanced Battery Technologies, Inc.*	11,900	46,410
American Superconductor Corp.*	9,700	280,330
AMETEK, Inc.^	46,960	1,946,962
AZZ, Inc.	3,100	104,935
Baldor Electric Co.^	31,080	1,162,392
Broadwind Energy, Inc.*	9,500	42,465
Ener1, Inc.*	13,400	63,382
Energy Conversion Devices, Inc.*	9,500	74,385
Evergreen Solar, Inc.*^	16,400	18,532
FuelCell Energy, Inc.*^	13,800	38,916
Generac Holdings, Inc.*	1,600	22,416
GrafTech International Ltd.*	9,900	135,333
GT Solar International, Inc.*^	7,100	37,133
Harbin Electric, Inc.*	3,500	75,565
Hubbell, Inc., Class B	1,100	55,473
II-VI, Inc.*	3,900	131,976
LaBarge, Inc.*	2,300	25,415
Lihua International, Inc.*	400	3,672
Microvision, Inc.*^	17,500	49,350
Polypore International, Inc.*	2,100	36,666
Powell Industries, Inc.*	2,100	68,313
PowerSecure International, Inc.*	100	788
Preformed Line Products Co.	500	19,075
Regal-Beloit Corp.	14,060	835,304
Roper Industries, Inc.	17,700	1,023,768
SatCon Technology Corp.*	13,800	33,534
Thomas & Betts Corp.*	3,300	129,492
Ultralife Corp.*^	2,700	10,827
Valence Technology, Inc.*^	1,300	1,105
Vicor Corp.*	2,500	34,525
Woodward Governor Co.	10,500	335,790

		7,207,322

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	3,200	121,920
Raven Industries, Inc.	3,700	109,113

		231,033

Machinery (3.7%)
3D Systems Corp.*	3,000	40,950
Actuant Corp., Class A^	47,480	928,234
Altra Holdings, Inc.*	900	12,357
Ampco-Pittsburgh Corp.	1,000	24,820
Badger Meter, Inc.^	3,700	142,487
Blount International, Inc.*	3,700	38,332
Bucyrus International, Inc.^	22,020	1,453,100
Chart Industries, Inc.*	6,100	122,000
China Fire & Security Group, Inc.*^	3,000	38,910
CLARCOR, Inc.	3,900	134,511
Colfax Corp.*	2,300	27,071
Crane Co.^	5,300	188,150
Donaldson Co., Inc.	17,300	780,576
Duoyuan Printing, Inc.*	600	6,480
Dynamic Materials Corp.	2,800	43,736
Energy Recovery, Inc.*	8,500	53,550
ESCO Technologies, Inc.	6,000	190,860
Flow International Corp.*^	6,900	20,769
Force Protection, Inc.*	16,200	97,524
Gorman-Rupp Co.^	2,100	53,424
Graco, Inc.	5,600	179,200
Graham Corp.	1,100	19,789
Harsco Corp.	12,800	408,832
IDEX Corp.	33,630	1,113,153
Ingersoll-Rand plc	63,540	2,215,640
Joy Global, Inc.	18,640	1,055,024
Kaydon Corp.	17,600	661,760
K-Tron International, Inc.*	400	59,988
Lincoln Electric Holdings, Inc.	17,540	952,948
Lindsay Corp.	2,900	120,089
Met-Pro Corp.	1,600	15,680
Middleby Corp.*^	3,900	224,601
Navistar International Corp.*	44,230	1,978,408
Nordson Corp.	2,200	149,424
Pall Corp.	26,800	1,085,132
Pentair, Inc.	5,500	195,910
PMFG, Inc.*^	3,100	41,013
Portec Rail Products, Inc.	100	1,162
RBC Bearings, Inc.*	23,800	758,506
Robbins & Myers, Inc.	900	21,438
SmartHeat, Inc.*	1,700	18,258
Snap-On, Inc.	3,300	143,022
Sun Hydraulics Corp.^	1,300	33,774
Tennant Co.	4,400	120,516
Toro Co.^	7,600	373,692
Trimas Corp.*	2,300	14,927
Valmont Industries, Inc.^	12,440	1,030,405
WABCO Holdings, Inc.*	12,800	382,976
Wabtec Corp.^	22,300	939,276

		18,712,384

Marine (0.1%)
Kirby Corp.*^	17,000	648,550

Professional Services (1.3%)
Acacia Research Corp.- Acacia Technologies*^	7,500	81,225
Administaff, Inc.	5,000	106,700
Advisory Board Co.*	3,900	122,850
CBIZ, Inc.*	11,700	76,869
Corporate Executive Board Co.	8,100	215,379
CoStar Group, Inc.*^	4,900	203,448
CRA International, Inc.*	2,100	48,132
Diamond Management & Technology Consultants, Inc.	4,000	31,400
Equifax, Inc.	22,400	801,920
Exponent, Inc.*	3,600	102,672
Franklin Covey Co.*	2,600	20,644
FTI Consulting, Inc.*^	28,700	1,128,484
GP Strategies Corp.*	1,100	9,196
Hill International, Inc.*	4,500	26,235
Huron Consulting Group, Inc.*	16,100	326,830
ICF International, Inc.*	27,600	685,584
IHS, Inc., Class A*	10,800	577,476
Kelly Services, Inc., Class A*	700	11,662
Korn/Ferry International*^	900	15,885
Mistras Group, Inc.*	2,100	20,979
Navigant Consulting, Inc.*	12,000	145,560
Odyssey Marine Exploration, Inc.*	13,500	17,685
On Assignment, Inc.*^	1,000	7,130
Resources Connection, Inc.*	10,900	208,953
Robert Half International, Inc.	34,900	1,062,007
School Specialty, Inc.*	1,400	31,794
Towers Watson & Co., Class A	7,600	361,000
VSE Corp.	700	28,812

		6,476,511

Road & Rail (1.6%)
Avis Budget Group, Inc.*	12,800	147,200
Celadon Group, Inc.*	4,100	57,154

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Con-way, Inc.	3,200	$112,384
Genesee & Wyoming, Inc., Class A*	26,000	887,120
Heartland Express, Inc.^	7,400	122,100
Hertz Global Holdings, Inc.*	58,540	584,814
J.B. Hunt Transport Services, Inc.^	51,820	1,859,302
Kansas City Southern*	9,400	339,998
Knight Transportation, Inc.^	83,730	1,765,866
Landstar System, Inc.	11,400	478,572
Localiza Rent a Car S.A	118,430	1,245,335
Marten Transport Ltd.*	4,200	82,782
Old Dominion Freight Line, Inc.*	1,200	40,068
Patriot Transportation Holding, Inc.*	300	25,344
RailAmerica, Inc.*	42,500	501,500
USA Truck, Inc.*	500	8,080

		8,257,619

Trading Companies & Distributors (0.3%)
Beacon Roofing Supply, Inc.*	9,100	174,083
GATX Corp.^	4,100	117,465
Houston Wire & Cable Co.	1,900	22,002
Kaman Corp.	5,500	137,555
MSC Industrial Direct Co., Class A	9,400	476,768
RSC Holdings, Inc.*	12,400	98,704
Rush Enterprises, Inc., Class A*	1,800	23,778
Titan Machinery, Inc.*	3,000	41,070
Watsco, Inc.	5,400	307,152
WESCO International, Inc.*^	5,000	173,550

		1,572,127

Total Industrials		73,916,886

Information Technology (26.9%)
Communications Equipment (3.5%)
3Com Corp.*	71,700	551,373
Acme Packet, Inc.*	9,300	179,304
ADC Telecommunications, Inc.*	4,800	35,088
ADTRAN, Inc.	9,100	239,785
Airvana, Inc.*	2,900	22,214
Anaren, Inc.*	2,200	31,328
Arris Group, Inc.*	20,600	247,406
Aruba Networks, Inc.*	13,200	180,312
BigBand Networks, Inc.*	5,900	20,827
Blue Coat Systems, Inc.*^	43,900	1,362,656
Brocade Communications Systems, Inc.*	34,500	196,995
Calix, Inc.*	11,000	147,950
Ciena Corp.*	2,400	36,576
Comtech Telecommunications Corp.*	6,400	204,736
DG FastChannel, Inc.*^	5,000	159,750
Digi International, Inc.*	2,000	21,280
EMS Technologies, Inc.*	2,300	38,180
Emulex Corp.*	17,300	229,744
F5 Networks, Inc.*^	30,980	1,905,580
Finisar Corp.*	48,912	768,407
Harmonic, Inc.*	18,300	115,473
Hughes Communications, Inc.*	2,100	58,485
Infinera Corp.*	20,400	173,808
InterDigital, Inc.*^	9,900	275,814
Ixia*^	150,500	1,395,135
JDS Uniphase Corp.*	24,700	309,491
Juniper Networks, Inc.*	39,740	1,219,223
KVH Industries, Inc.*	3,000	39,570
Loral Space & Communications, Inc.*	2,500	87,800
NETGEAR, Inc.*	2,100	54,810
Network Equipment Technologies, Inc.*^	2,000	11,020
Oplink Communications, Inc.*	3,900	72,306
Opnext, Inc.*	100	236
Palm, Inc.*^	31,700	119,192
Parkervision, Inc.*	12,500	21,250
Plantronics, Inc.	9,900	309,672
Polycom, Inc.*	87,800	2,684,924
Riverbed Technology, Inc.*^	80,790	2,294,436
SeaChange International, Inc.*	2,600	18,668
ShoreTel, Inc.*^	72,500	479,225
Tekelec*	4,900	88,984
ViaSat, Inc.*	43,700	1,512,457

		17,921,470

Computers & Peripherals (1.7%)
3PAR, Inc.*^	7,100	71,000
ActivIdentity Corp.*	200	568
Avid Technology, Inc.*	1,400	19,292
Compellent Technologies, Inc.*	4,000	70,200
Cray, Inc.*^	4,400	26,180
Diebold, Inc.	12,700	403,352
Immersion Corp.*	4,800	24,000
Intermec, Inc.*	14,000	198,520
Isilon Systems, Inc.*	6,000	51,660
NCR Corp.*	35,300	487,140
NetApp, Inc.*	35,293	1,149,140
Netezza Corp.*^	83,300	1,065,407
Novatel Wireless, Inc.*	7,100	47,783
QLogic Corp.*	26,800	544,040
Quantum Corp.*	51,100	134,393
SanDisk Corp.*	39,640	1,372,733
Seagate Technology*	138,336	2,526,016
Silicon Graphics International Corp.*	900	9,621
STEC, Inc.*^	5,000	59,900
Stratasys, Inc.*	4,500	109,710
Super Micro Computer, Inc.*	3,300	57,024
Synaptics, Inc.*	7,900	218,119

		8,645,798

Electronic Equipment, Instruments & Components (2.5%)
Anixter International, Inc.*	700	32,795
Arrow Electronics, Inc.*	10,500	316,365
Avnet, Inc.*	10,700	321,000
AVX Corp.	1,500	21,300
Benchmark Electronics, Inc.*	1,600	33,184
Brightpoint, Inc.*	11,000	82,830
Checkpoint Systems, Inc.*	2,300	50,876
China Security & Surveillance Technology, Inc.*	7,100	54,599
Cogent, Inc.*	9,600	97,920
Cognex Corp.^	2,200	40,678
Coherent, Inc.*	14,200	453,832
Comverge, Inc.*	4,600	52,026
Daktronics, Inc.^	7,100	54,102
DDi Corp.*	600	3,402
DTS, Inc.*	4,300	146,372
Echelon Corp.*^	5,200	46,644
FARO Technologies, Inc.*	50,000	1,287,500
FLIR Systems, Inc.*	34,200	964,440
ICx Technologies, Inc.*	1,500	10,455
Insight Enterprises, Inc.*	1,500	21,540
IPG Photonics Corp.*	5,900	87,320
Itron, Inc.*	8,100	587,817
Jabil Circuit, Inc.	88,600	1,434,434
L-1 Identity Solutions, Inc.*^	13,900	124,127
Maxwell Technologies, Inc.*	5,700	70,623
Methode Electronics, Inc.	1,000	9,900
Molex, Inc.	2,000	41,720
MTS Systems Corp.	400	11,612

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Fineline Electronix, Inc.*	2,700	$69,552
National Instruments Corp.	44,200	1,474,070
OSI Systems, Inc.*	3,100	86,955
PAR Technology Corp.*	1,400	8,470
Park Electrochemical Corp.	3,000	86,220
PC Mall, Inc.*	100	506
Plexus Corp.*	3,100	111,693
Power-One, Inc.*	1,300	5,486
RadiSys Corp.*	4,500	40,320
RAE Systems, Inc.*	10,100	8,232
Rofin-Sinar Technologies, Inc.*	3,400	76,908
Rogers Corp.*	900	26,109
Sanmina-SCI Corp.*	80,090	1,321,485
Scansource, Inc.*	400	11,512
SYNNEX Corp.*^	1,000	29,560
Trimble Navigation Ltd.*	94,320	2,708,870
Universal Display Corp.*^	7,500	88,275
Vishay Intertechnology, Inc.*	7,500	76,725

		12,690,361

Internet Software & Services (3.4%)
Akamai Technologies, Inc.*^	39,500	1,240,695
Ancestry.com, Inc.*	1,300	22,035
Archipelago Learning, Inc.*	1,600	23,328
Art Technology Group, Inc.*^	228,028	1,005,604
comScore, Inc.*	5,000	83,450
Constant Contact, Inc.*^	5,900	136,998
DealerTrack Holdings, Inc.*^	56,400	963,312
Dice Holdings, Inc.*	4,800	36,480
Digital River, Inc.*	7,000	212,100
DivX, Inc.*	87,800	628,648
EarthLink, Inc.^	1,300	11,102
Equinix, Inc.*^	23,219	2,260,137
GSI Commerce, Inc.*	94,700	2,620,349
IAC/InterActiveCorp*	8,000	181,920
Imergent, Inc.	3,000	20,190
InfoSpace, Inc.*	4,800	53,040
Innodata Isogen, Inc.*	3,500	14,175
Internet Brands, Inc., Class A*^	2,700	24,894
Internet Capital Group, Inc.*	4,800	40,560
j2 Global Communications, Inc.*	9,400	219,960
Keynote Systems, Inc.	600	6,834
Knot, Inc.*	7,000	54,740
Limelight Networks, Inc.*	8,200	30,012
Liquidity Services, Inc.*	3,100	35,774
LivePerson, Inc.*	8,800	67,496
LogMeIn, Inc.*	1,700	35,173
LoopNet, Inc.*	4,400	49,456
Marchex, Inc., Class B	800	4,088
MercadoLibre, Inc.*	5,800	279,618
ModusLink Global Solutions, Inc.*	600	5,058
Monster Worldwide, Inc.*^	16,500	274,065
Move, Inc.*	36,000	75,240
NIC, Inc.	12,800	100,736
OpenTable, Inc.*	900	34,317
Openwave Systems, Inc.*	6,200	14,260
Perficient, Inc.*	1,500	16,905
QuinStreet, Inc.*	42,400	721,224
Rackspace Hosting, Inc.*^	69,930	1,309,789
RealNetworks, Inc.*	9,900	47,817
Saba Software, Inc.*	4,200	20,790
SAVVIS, Inc.*	8,700	143,550
Sohu.com, Inc.*	6,800	371,280
Stamps.com, Inc.*	2,000	20,200
support.com, Inc.*^	100	327
Switch & Data Facilities Co., Inc.*	4,800	85,248
Terremark Worldwide, Inc.*^	13,500	94,635
Travelzoo, Inc.*	1,400	21,014
ValueClick, Inc.*	20,000	202,800
VistaPrint NV*	51,004	2,919,979
Vocus, Inc.*	3,800	64,790
WebMD Health Corp.*	12,332	571,958
Zix Corp.*	11,000	25,410

		17,503,560

IT Services (2.8%)
Acxiom Corp.*	12,500	224,250
Alliance Data Systems Corp.*	11,900	761,481
Broadridge Financial Solutions, Inc.	18,900	404,082
CACI International, Inc., Class A*	500	24,425
Cass Information Systems, Inc.^	1,800	56,070
China Information Security Technology, Inc.*	4,700	23,735
Cognizant Technology Solutions Corp., Class A*	21,320	1,086,893
Computer Task Group, Inc.*	1,300	9,425
Convergys Corp.*	1,600	19,616
CSG Systems International, Inc.*	5,300	111,088
Cybersource Corp.*^	86,100	1,518,804
DST Systems, Inc.	7,400	306,730
Echo Global Logistics, Inc.*^	39,800	513,818
eLoyalty Corp.*	1,600	9,008
Euronet Worldwide, Inc.*	9,600	176,928
ExlService Holdings, Inc.*	3,900	65,052
Forrester Research, Inc.*	4,000	120,280
Gartner, Inc.*	14,800	329,152
Genpact Ltd.*	70,300	1,178,931
Global Cash Access Holdings, Inc.*	79,300	647,881
Global Payments, Inc.	18,000	819,900
Hackett Group, Inc.*	2,200	6,116
Heartland Payment Systems, Inc.	9,100	169,260
Hewitt Associates, Inc., Class A*	18,700	743,886
iGATE Corp.	6,100	59,353
infoGROUP, Inc.*	4,600	35,880
Integral Systems, Inc.*	100	963
Lionbridge Technologies, Inc.*^	11,200	40,656
ManTech International Corp., Class A*	3,700	180,671
MAXIMUS, Inc.^	3,900	237,627
MoneyGram International, Inc.*^	18,400	70,104
NCI, Inc., Class A*	1,600	48,368
NeuStar, Inc., Class A*	15,900	400,680
Online Resources Corp.*	2,000	8,060
RightNow Technologies, Inc.*	5,500	98,230
SAIC, Inc.*	66,900	1,184,130
Sapient Corp.	130,156	1,189,626
SRA International, Inc., Class A*	2,800	58,212
Syntel, Inc.	3,000	115,410
TeleTech Holdings, Inc.*	7,300	124,684
Tier Technologies, Inc., Class B*	600	4,776
TNS, Inc.*	6,100	136,030
Total System Services, Inc.	26,100	408,726
Unisys Corp.*	620	21,632
VeriFone Holdings, Inc.*	16,100	325,381
Virtusa Corp.*	1,800	18,558
Wright Express Corp.*	8,800	265,056

		14,359,624

Office Electronics (0.1%)
Zebra Technologies Corp., Class A* .	11,800	349,280

Semiconductors & Semiconductor Equipment (6.8%)
Actel Corp.*	2,000	27,700

See Notes to Portfolio of Investments.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Advanced Analogic Technologies, Inc.*^	7,600	$26,524
Advanced Energy Industries, Inc.*	6,000	99,360
Advanced Micro Devices, Inc.*	67,100	622,017
Amkor Technology, Inc.*^	24,700	174,629
ANADIGICS, Inc.*	12,300	59,778
Applied Micro Circuits Corp.*^	16,100	138,943
Atheros Communications, Inc.*^	97,001	3,754,909
ATMI, Inc.*	2,800	54,068
Broadcom Corp., Class A	44,770	1,485,469
Cabot Microelectronics Corp.*	900	34,047
Cavium Networks, Inc.*	8,800	218,768
CEVA, Inc.*	3,500	40,810
Cirrus Logic, Inc.*	16,100	135,079
Cree, Inc.*	23,200	1,629,104
Cymer, Inc.*	15,400	574,420
Cypress Semiconductor Corp.*	129,870	1,493,505
Diodes, Inc.*	8,200	183,680
Entropic Communications, Inc.*	12,000	60,960
Exar Corp.*	1,000	7,050
Fairchild Semiconductor International, Inc.*	63,900	680,535
FEI Co.*	7,800	178,698
FormFactor, Inc.*^	45,000	799,200
Hittite Microwave Corp.*^	17,480	768,595
Integrated Device Technology, Inc.*	7,500	45,975
International Rectifier Corp.*	7,000	160,300
Intersil Corp., Class A	12,600	185,976
IXYS Corp.*	4,100	35,014
Kopin Corp.*	15,700	58,090
Kulicke & Soffa Industries, Inc.*	15,800	114,550
Lattice Semiconductor Corp.*	2,400	8,808
Marvell Technology Group Ltd.*	86,150	1,755,737
Maxim Integrated Products, Inc.	66,211	1,283,831
MEMSIC, Inc.*	300	957
Micrel, Inc.	5,400	57,564
Microsemi Corp.*	65,500	1,135,770
Microtune, Inc.*^	3,900	10,647
MIPS Technologies, Inc.*^	8,600	38,356
Monolithic Power Systems, Inc.*	8,300	185,090
Netlogic Microsystems, Inc.*^	50,500	1,486,215
Novellus Systems, Inc.*	13,100	327,500
NVE Corp.*	1,100	49,830
ON Semiconductor Corp.*^	175,160	1,401,280
PLX Technology, Inc.*	7,100	37,417
Power Integrations, Inc.	43,510	1,792,612
Rambus, Inc.*	23,800	520,030
RF Micro Devices, Inc.*	257,410	1,281,902
Rubicon Technology, Inc.*	2,900	58,580
Rudolph Technologies, Inc.*	1,800	15,426
Semtech Corp.*	14,500	252,735
Sigma Designs, Inc.*	4,500	52,785
Silicon Laboratories, Inc.*^	36,400	1,735,188
Skyworks Solutions, Inc.*^	194,380	3,032,328
Standard Microsystems Corp.*	1,800	41,904
Supertex, Inc.*	2,400	61,416
Techwell, Inc.*	3,100	57,970
Teradyne, Inc.*^	107,500	1,200,775
Tessera Technologies, Inc.*	11,000	223,080
TriQuint Semiconductor, Inc.*	134,950	944,650
Ultratech, Inc.*	5,400	73,440
Varian Semiconductor Equipment Associates, Inc.*	50,225	1,663,452
Veeco Instruments, Inc.*	4,900	213,150
Volterra Semiconductor Corp.*	5,600	140,560
Zoran Corp.*	9,800	105,448

		35,094,186

Software (6.1%)
ACI Worldwide, Inc.*	8,500	175,185
Actuate Corp.*	10,900	60,931
Adobe Systems, Inc.*	39,340	1,391,456
Advent Software, Inc.*	3,700	165,575
American Software, Inc., Class A	2,900	16,849
ANSYS, Inc.*	39,900	1,721,286
ArcSight, Inc.*	4,500	126,675
Ariba, Inc.*	19,700	253,145
AsiaInfo Holdings, Inc.*^	22,500	595,800
Blackbaud, Inc.	10,000	251,900
Blackboard, Inc.*	7,300	304,118
BMC Software, Inc.*	22,390	850,820
Bottomline Technologies, Inc.*^	88,800	1,494,504
Cadence Design Systems, Inc.*	58,200	387,612
Callidus Software, Inc.*	2,000	7,260
China TransInfo Technology Corp.*	2,200	14,828
Chordiant Software, Inc.*	5,500	27,885
Citrix Systems, Inc.*	37,520	1,781,075
CommVault Systems, Inc.*	10,000	213,500
Concur Technologies, Inc.*^	47,408	1,944,202
Deltek, Inc.*	5,147	39,323
DemandTec, Inc.*	3,400	23,630
Double-Take Software, Inc.*	3,700	32,967
Ebix, Inc.*	5,700	91,029
EPIQ Systems, Inc.*^	8,300	103,169
FactSet Research Systems, Inc.	9,300	682,341
FalconStor Software, Inc.*	6,000	20,880
Fortinet, Inc.*	2,100	36,918
GSE Systems, Inc.*	4,000	21,640
Informatica Corp.*^	55,408	1,488,259
Interactive Intelligence, Inc.*	3,400	63,546
Jack Henry & Associates, Inc.	18,400	442,704
JDA Software Group, Inc.*	5,368	149,338
Kenexa Corp.*^	5,200	71,500
Lawson Software, Inc.*	13,000	85,930
Manhattan Associates, Inc.*	5,700	145,236
Mentor Graphics Corp.*^	1,600	12,832
MICROS Systems, Inc.*	17,900	588,552
MicroStrategy, Inc., Class A*	2,200	187,154
Net 1 UEPS Technologies, Inc.*^	7,700	141,603
NetScout Systems, Inc.*	5,500	81,345
NetSuite, Inc.*	3,900	56,706
Novell, Inc.*	34,200	204,858
Nuance Communications, Inc.*^	99,400	1,654,016
Opnet Technologies, Inc.	2,900	46,748
Parametric Technology Corp.*	25,400	458,470
Pegasystems, Inc.	3,500	129,500
Phoenix Technologies Ltd.*	5,700	18,354
Progress Software Corp.*	9,000	282,870
PROS Holdings, Inc.*	4,200	41,496
QAD, Inc.*	1,261	6,620
Quest Software, Inc.*	30,600	544,374
Radiant Systems, Inc.*	7,000	99,890
Red Hat, Inc.*	43,200	1,264,464
Renaissance Learning, Inc.^	1,600	25,968
Rosetta Stone, Inc.*	1,800	42,804
Rovi Corp.*	33,770	1,253,880
S1 Corp.*	11,500	67,850
Smith Micro Software, Inc.*^	6,200	54,808
SolarWinds, Inc.*^	38,300	829,578
Solera Holdings, Inc.	15,300	591,345
SonicWALL, Inc.*	900	7,821

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sourcefire, Inc.*^	5,400	$123,930
SRS Labs, Inc.*	2,900	28,826
SuccessFactors, Inc.*^	46,883	892,652
Sybase, Inc.*	18,600	867,132
Symyx Technologies, Inc.*	4,700	21,103
Synchronoss Technologies, Inc.*	4,300	83,291
Synopsys, Inc.*	19,700	440,689
Take-Two Interactive Software, Inc.*^	2,600	25,610
Taleo Corp., Class A*	71,300	1,847,383
TeleCommunication Systems, Inc., Class A*	10,400	76,232
THQ, Inc.*	12,600	88,326
TIBCO Software, Inc.*	115,400	1,245,166
TiVo, Inc.*	24,600	421,152
Tyler Technologies, Inc.*^	7,800	146,172
Ultimate Software Group, Inc.*	6,000	197,700
Unica Corp.*	2,900	25,781
VanceInfo Technologies, Inc. (ADR)*^	27,000	601,830
VASCO Data Security International, Inc.*	5,100	42,075
Websense, Inc.*	10,700	243,639

		31,395,611

Total Information Technology		137,959,890

Materials (3.5%)
Chemicals (1.7%)
Airgas, Inc.	5,500	349,910
Albemarle Corp.	500	21,315
American Vanguard Corp.	600	4,890
Arch Chemicals, Inc.	1,100	37,829
Ashland, Inc.	800	42,216
Balchem Corp.	6,700	165,155
Calgon Carbon Corp.*^	47,360	810,803
CF Industries Holdings, Inc.	12,100	1,103,278
China Green Agriculture, Inc.*^	2,000	28,000
Hawkins, Inc.^	1,700	41,140
International Flavors & Fragrances, Inc.	16,900	805,623
Intrepid Potash, Inc.*^	8,700	263,871
Koppers Holdings, Inc.	3,300	93,456
Kraton Performance Polymers, Inc.*	400	7,144
Landec Corp.*	5,300	35,139
LSB Industries, Inc.*	4,000	60,960
Lubrizol Corp.	13,200	1,210,704
Nalco Holding Co.	31,500	766,395
NewMarket Corp.	2,200	226,578
NL Industries, Inc.^	1,100	9,438
Olin Corp.^	600	11,772
Omnova Solutions, Inc.*	10,200	80,070
PolyOne Corp.*	4,400	45,056
RPM International, Inc.	14,500	309,430
Scotts Miracle-Gro Co., Class A	9,800	454,230
Solutia, Inc.*	50,900	819,999
Stepan Co.	1,700	95,013
STR Holdings, Inc.*	2,200	51,700
Terra Industries, Inc.	15,400	704,704
W.R. Grace & Co.*	4,900	136,024
Zep, Inc.	5,300	115,964

		8,907,806

Construction Materials (0.4%)
Eagle Materials, Inc.^	58,090	1,541,708
Martin Marietta Materials, Inc.	3,600	300,780
United States Lime & Minerals, Inc.*	300	11,601

		1,854,089

Containers & Packaging (0.6%)
AEP Industries, Inc.*	1,200	31,224
Ball Corp.	13,900	741,982
Boise, Inc.*	1,900	11,647
Bway Holding Co.*	200	4,020
Crown Holdings, Inc.*	36,400	981,344
Graham Packaging Co., Inc.*	800	10,040
Packaging Corp. of America	1,400	34,454
Pactiv Corp.*	24,400	614,392
Rock-Tenn Co., Class A	7,400	337,218
Silgan Holdings, Inc.	2,900	174,667

		2,940,988

Metals & Mining (0.8%)
Allied Nevada Gold Corp.*^	10,400	172,328
AMCOL International Corp.	1,300	35,360
Cliffs Natural Resources, Inc.	17,330	1,229,564
Compass Minerals International, Inc.^	3,900	312,897
General Steel Holdings, Inc.*	500	2,055
Paramount Gold and Silver Corp.*^	10,500	14,595
Royal Gold, Inc.	2,100	97,041
Schnitzer Steel Industries, Inc., Class A	3,700	194,361
Steel Dynamics, Inc.	58,330	1,019,025
Stillwater Mining Co.*^	700	9,086
Walter Energy, Inc.	12,100	1,116,467
Worthington Industries, Inc.	11,800	204,022

		4,406,801

Paper & Forest Products (0.0%)
Clearwater Paper Corp.*	400	19,700
Deltic Timber Corp.	2,000	88,100
Wausau Paper Corp.*	3,700	31,598

		139,398

Total Materials		18,249,082

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.5%)
AboveNet, Inc.*	3,900	197,847
Alaska Communications Systems Group, Inc.	13,900	112,868
Cbeyond, Inc.*^	9,000	123,120
Cincinnati Bell, Inc.*	20,500	69,905
Cogent Communications Group, Inc.*	10,200	106,182
Consolidated Communications Holdings, Inc.	5,600	106,176
Frontier Communications Corp.	38,400	285,696
General Communication, Inc., Class A*	14,400	83,088
Global Crossing Ltd.*	9,000	136,350
HickoryTech Corp.^	6,900	60,927
inContact, Inc.*	21,200	60,420
Iowa Telecommunications Services, Inc.	1,500	25,050
Neutral Tandem, Inc.*	7,200	115,056
PAETEC Holding Corp.*	38,500	180,180
Premiere Global Services, Inc.*^	11,900	98,294
tw telecom, Inc.*^	43,100	782,265

		2,543,424

Wireless Telecommunication Services (0.9%)
American Tower Corp., Class A*	25,910	1,104,025
Leap Wireless International, Inc.*	10,000	163,600
NTELOS Holdings Corp.	8,800	156,552
SBA Communications Corp., Class A*^	75,640	2,728,335
Shenandoah Telecommunications Co.	7,100	133,480
Syniverse Holdings, Inc.*	12,000	233,640

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
USA Mobility, Inc.*	3,600	$45,612

		4,565,244

Total Telecommunication Services		7,108,668

Utilities (0.5%)
Electric Utilities (0.2%)
DPL, Inc	2,400	65,256
ITC Holdings Corp.	11,200	616,000
NV Energy, Inc.	21,100	260,163

		941,419

Gas Utilities (0.0%)
New Jersey Resources Corp.	1,200	45,072
Piedmont Natural Gas Co., Inc.^	400	11,032
South Jersey Industries, Inc.	400	16,796

		72,900

Independent Power Producers & Energy Traders (0.0%)
Ormat Technologies, Inc.	4,200	118,188
U.S. Geothermal, Inc.*	11,300	10,283

		128,471

Multi-Utilities (0.3%)
CenterPoint Energy, Inc.	74,700	1,072,692
Integrys Energy Group, Inc.	3,600	170,568

		1,243,260

Water Utilities (0.0%)
American Water Works Co., Inc.	1,500	32,640
Cadiz, Inc.*	2,200	28,094
California Water Service Group	400	15,044
Consolidated Water Co., Ltd.	200	2,716
York Water Co.	200	2,750

		81,244

Total Utilities		2,467,294

Total Common Stocks (98.6%) (Cost $380,162,646)		506,362,534

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.6%)
Credit Suisse (USA) LLC, Repurchase Agreement
0.03%, 4/1/10 (u)	$10,038,522	10,038,522
Lehman Brothers Holdings, Inc.
0.00%, 4/1/10 (h)(s)	2,419,984	556,596
Monumental Global Funding II
0.43%, 5/26/10 (l)	4,550,000	4,517,695
Pricoa Global Funding I
0.40%, 6/25/10 (l)	2,899,927	2,881,640

Total Short-Term Investments of Cash Collateral for Securities Loaned		17,994,453

Time Deposit (1.7%)
JPMorgan Chase Nassau
0.000%, 4/1/10	8,950,857	8,950,857

Total Short-Term Investments (5.3%) (Cost/Amortized Cost $28,859,290)		26,945,310

Total Investments (103.9%) (Cost/Amortized Cost $409,021,936)		533,307,844
Other Assets Less Liabilities (-3.9%)		(19,866,135)

Net Assets (100%)		$513,441,709

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $104 or 0.0% of net assets) at fair value by management.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.000%-8.000%, maturing 4/1/12 to 4/1/40, which had a total value of $10,239,292.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	17	June-10	$656,231	$664,955	$8,724
Russell 2000 Mini Index	30	June-10	2,024,081	2,031,300	7,219
S&P MidCap 400 E-Mini Index	53	June-10	4,140,637	4,176,930	36,293

					$52,236

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$96,814,376	$—	$—	$96,814,376
Consumer Staples	15,759,630	—	—	15,759,630
Energy	23,465,409	320,756	—	23,786,165
Financials	36,087,700	102,000	104	36,189,804
Health Care	93,113,621	997,118	—	94,110,739
Industrials	73,889,418	27,468	—	73,916,886
Information Technology	137,959,890	—	—	137,959,890
Materials	18,249,082	—	—	18,249,082
Telecommunication Services	7,108,668	—	—	7,108,668
Utilities	2,467,294	—	—	2,467,294
Futures	52,236	—	—	52,236
Short-Term Investments	—	26,945,310	—	26,945,310

Total Assets	$504,967,324	$28,392,652	$104	$533,360,080

Total Liabilities	$—	$—	$—	$—

Total	$504,967,324	$28,392,652	$104	$533,360,080

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$152
Total gains or losses (realized/unrealized) included in earnings	(48)
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/10	$104

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$(48)

See Notes to Portfolio of Investments.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$65,171,525
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$72,645,189

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,989,163
Aggregate gross unrealized depreciation	(10,375,784)

Net unrealized appreciation	$117,613,379

Federal income tax cost of investments	$415,694,465

At March 31, 2010, the Portfolio had loaned securities with a total value of $19,211,030. This was secured by collateral of $19,908,433 which was received as cash and subsequently invested in short-term investments currently valued at $17,994,453, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $174,298,838 of which $25,170,348 expires in the year 2016, and $149,128,490 expires in the year 2017.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	12,845	$128,193
ArvinMeritor, Inc.*	20,000	267,000
Autoliv, Inc.*	20,548	1,058,838
BorgWarner, Inc.*	1,100	41,998
Dana Holding Corp.*	34,344	408,007
Dorman Products, Inc.*	2,700	51,273
Drew Industries, Inc.*^	1,813	39,922
Exide Technologies, Inc.*	12,600	72,450
Federal Mogul Corp.*	3,600	66,096
Hawk Corp., Class A*	1,100	21,450
Magna International, Inc., Class A*	47,337	2,927,794
Modine Manufacturing Co.*	11,200	125,888
Motorcar Parts of America, Inc.*	1,500	9,750
Spartan Motors, Inc.^	12,300	68,880
Standard Motor Products, Inc.	1,800	17,856
Stoneridge, Inc.*	3,100	30,659
Superior Industries International, Inc.^	5,300	85,224
Tenneco, Inc.*	14,368	339,803
TRW Automotive Holdings Corp.*^	17,700	505,866

		6,266,947

Automobiles (0.0%)
Thor Industries, Inc.	4,200	126,882
Winnebago Industries, Inc.*	6,300	92,043

		218,925

Distributors (0.0%)
AMCON Distributing Co.	200	11,620
Audiovox Corp., Class A*	4,700	36,566
Core-Mark Holding Co., Inc.*	3,000	91,830

		140,016

Diversified Consumer Services (0.3%)
Career Education Corp.*	662	20,945
CPI Corp.	1,000	13,860
Education Management Corp.*	2,000	43,800
Hillenbrand, Inc.	9,500	208,905
Jackson Hewitt Tax Service, Inc.*^	8,500	17,000
Mac-Gray Corp.	3,020	34,096
Nobel Learning Communities, Inc.*	100	784
Regis Corp.^	21,100	394,148
Service Corp. International	62,000	569,160
Sotheby’s, Inc.	900	27,981
Steiner Leisure Ltd.*	1,800	79,776
Stewart Enterprises, Inc., Class A^	20,100	125,625
Weight Watchers International, Inc.	7,500	191,475

		1,727,555

Hotels, Restaurants & Leisure (1.0%)
AFC Enterprises, Inc.*	5,700	61,161
Benihana, Inc., Class A*	1,700	11,050
Bluegreen Corp.*	4,700	15,369
Bob Evans Farms, Inc.^	10,403	321,557
Boyd Gaming Corp.*	12,200	120,536
Brinker International, Inc.	18,000	347,040
Carrols Restaurant Group, Inc.*	2,000	13,600
CEC Entertainment, Inc.*^	1,000	38,090
Choice Hotels International, Inc.	5,000	174,050
Churchill Downs, Inc.	2,300	86,250
Cracker Barrel Old Country Store, Inc.	2,700	125,226
Domino’s Pizza, Inc.*	7,600	103,664
Frisch’s Restaurants, Inc.	800	17,680
Gaylord Entertainment Co.*	9,900	289,971
Great Wolf Resorts, Inc.*	7,500	23,850
International Speedway Corp., Class A	7,513	193,610
Interval Leisure Group, Inc.*	600	8,736
Lakes Entertainment, Inc.*	3,000	6,900
Landry’s Restaurants, Inc.*	1,816	32,543
Life Time Fitness, Inc.*	9,200	258,520
Luby’s, Inc.*	5,300	20,882
Marcus Corp.	4,900	63,651
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,300	23,161
Monarch Casino & Resort, Inc.*	600	5,124
Morgans Hotel Group Co.*	2,600	16,666
Multimedia Games, Inc.*	4,900	19,110
O’Charleys, Inc.*	4,776	42,697
Orient-Express Hotels Ltd., Class A*	21,300	302,034
Papa John’s International, Inc.*	400	10,284
Penn National Gaming, Inc.*	15,900	442,020
Pinnacle Entertainment, Inc.*	7,170	69,836
Red Lion Hotels Corp.*	3,300	23,826
Red Robin Gourmet Burgers, Inc.*^	2,880	70,387
Ruby Tuesday, Inc.*^	25,870	273,446
Ruth’s Hospitality Group, Inc.*	2,000	10,600
Speedway Motorsports, Inc.	4,704	73,429
Steak n Shake Co.*	324	123,532
Thomas Cook Group plc	155,508	636,683
Town Sports International Holdings, Inc.*	1,600	6,256
Vail Resorts, Inc.*	7,000	280,630
Wendy’s/Arby’s Group, Inc., Class A	46,200	231,000
Wyndham Worldwide Corp.	24,289	624,956

		5,619,613

Household Durables (2.6%)
American Greetings Corp., Class A^	11,000	229,240
Beazer Homes USA, Inc.*	13,300	60,382
Blyth, Inc.	1,450	45,313
Brookfield Homes Corp.*	3,000	26,220
Cavco Industries, Inc.*^	1,600	54,624
CSS Industries, Inc.^	2,290	46,029
D.R. Horton, Inc.	67,969	856,410
Ethan Allen Interiors, Inc.^	5,600	115,528
Furniture Brands International, Inc.*	10,200	65,586
Harman International Industries, Inc.*	7,400	346,172
Helen of Troy Ltd.*	7,100	185,026
Hooker Furniture Corp.	2,700	43,416
Hovnanian Enterprises, Inc., Class A*^	5,634	24,508
Jarden Corp.	23,908	795,897
KB Home	16,300	273,025
La-Z-Boy, Inc.*	12,428	155,847
Leggett & Platt, Inc.	13,836	299,411
Lennar Corp., Class A	37,749	649,660
Libbey, Inc.*	1,479	18,236
M.D.C. Holdings, Inc.	39,820	1,378,170
M/I Homes, Inc.*	4,300	62,995
Meritage Homes Corp.*	7,858	165,018
Mohawk Industries, Inc.*	13,400	728,692
NVR, Inc.*	1,192	865,988
Pulte Group, Inc.*	72,172	811,935
Ryland Group, Inc	9,800	219,912
Sealy Corp.*	14,700	51,450
Sekisui House Ltd. (ADR)	284,224	2,830,871
Skyline Corp.	1,900	35,340
Standard Pacific Corp.*	25,500	115,260
Stanley Black & Decker, Inc.	37,946	2,178,480
Stanley Furniture Co., Inc.*^	2,600	26,416

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Toll Brothers, Inc.*^	73,400	$1,526,720
Universal Electronics, Inc.*	900	20,106

		15,307,883

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*^	6,400	16,064
Gaiam, Inc., Class A	4,000	33,200
Orbitz Worldwide, Inc.*	4,245	30,182
Shutterfly, Inc.*	4,400	105,996
U.S. Auto Parts Network, Inc.*	800	6,016
Vitacost.com, Inc.*	1,200	14,460

		205,918

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.*	2,300	24,955
Brunswick Corp.	22,000	351,340
Callaway Golf Co.^	15,000	132,300
Eastman Kodak Co.*	64,700	374,613
Hasbro, Inc.	11,994	459,130
JAKKS Pacific, Inc.*	5,900	76,995
Leapfrog Enterprises, Inc.*	6,700	43,885
Marine Products Corp.*^	2,500	15,000
Mattel, Inc.	32,300	734,502
Polaris Industries, Inc.^	400	20,464
Pool Corp.	5,600	126,784
RC2 Corp.*	8,100	121,257
Sport Supply Group, Inc.	1,700	22,848
Steinway Musical Instruments, Inc.*	1,500	28,245
Sturm Ruger & Co., Inc.^	300	3,597

		2,535,915

Media (1.6%)
AH Belo Corp., Class A*	2,700	19,359
Alloy, Inc.*	1,600	13,120
Ascent Media Corp., Class A*	3,500	95,375
Belo Corp., Class A	22,400	152,768
Carmike Cinemas, Inc.*	500	6,935
CBS Corp., Class B^	54,000	752,760
Central European Media Enterprises Ltd., Class A*	8,600	252,066
Cinemark Holdings, Inc.	800	14,672
Clear Channel Outdoor Holdings, Inc., Class A*	10,300	109,283
Crown Media Holdings, Inc., Class A*^	2,300	4,416
DreamWorks Animation SKG, Inc., Class A*	17,200	677,508
EDCI Holdings, Inc.*	800	2,712
EW Scripps Co., Class A*^	8,200	69,290
Fisher Communications, Inc.*	1,500	21,150
Gannett Co., Inc.^	84,400	1,394,288
Global Sources Ltd.*	3,500	22,785
Harte-Hanks, Inc.^	15,099	194,173
Interactive Data Corp.	4,300	137,600
Interpublic Group of Cos., Inc.*^	160,210	1,332,947
Journal Communications, Inc., Class A*	16,800	70,560
Knology, Inc.*	4,784	64,297
Lamar Advertising Co., Class A*	13,300	456,855
Liberty Media Corp., Capital Series, Class A*	19,841	721,617
LIN TV Corp., Class A*	5,400	31,050
Live Nation Entertainment, Inc.*	20,941	303,645
LodgeNet Interactive Corp.*	1,000	6,970
Martha Stewart Living Omnimedia, Inc., Class A*	800	4,464
Media General, Inc., Class A*^	2,900	24,041
Mediacom Communications Corp., Class A*	6,400	38,080
Meredith Corp.	8,440	290,420
National CineMedia, Inc.	9,900	170,874
New York Times Co., Class A*	23,200	258,216
Outdoor Channel Holdings, Inc.*	3,800	25,042
PRIMEDIA, Inc.	4,700	16,168
Reading International, Inc., Class A*	3,500	14,945
Regal Entertainment Group, Class A	8,600	151,102
Salem Communications Corp., Class A*	2,700	9,666
Scholastic Corp.^	9,400	263,200
Sinclair Broadcast Group, Inc., Class A*	11,500	58,420
Valassis Communications, Inc.*	2,200	61,226
Virgin Media, Inc.^	70,180	1,211,307
Warner Music Group Corp.*	10,600	73,246
World Wrestling Entertainment, Inc., Class A^	1,200	20,760

		9,619,378

Multiline Retail (0.3%)
99 Cents Only Stores*	1,400	22,820
Big Lots, Inc.*	31,700	1,154,514
Bon-Ton Stores, Inc.*^	2,200	29,348
Dillard’s, Inc., Class A	12,068	284,805
Duckwall-ALCO Stores, Inc.*	500	7,245
Fred’s, Inc., Class A^	7,001	83,872
Retail Ventures, Inc.*	5,200	49,452
Saks, Inc.*^	30,700	264,020
Tuesday Morning Corp.*	7,400	48,766

		1,944,842

Specialty Retail (1.9%)
Aaron’s, Inc.	10,734	357,871
Abercrombie & Fitch Co., Class A	10,600	483,784
American Eagle Outfitters, Inc.^	23,500	435,220
America’s Car-Mart, Inc.*	1,049	25,302
AnnTaylor Stores Corp.*^	29,486	610,360
Asbury Automotive Group, Inc.*	8,200	109,060
AutoNation, Inc.*^	16,100	291,088
Barnes & Noble, Inc.^	7,351	158,929
Big 5 Sporting Goods Corp.^	4,700	71,534
Books-A-Million, Inc.^	2,760	19,982
Borders Group, Inc.*	13,500	23,220
Brown Shoe Co., Inc.	9,700	150,156
Buckle, Inc.^	500	18,380
Build-A-Bear Workshop, Inc.*	3,900	27,768
Cabela’s, Inc.*^	22,420	392,126
CarMax, Inc.*^	14,200	356,704
Charming Shoppes, Inc.*	25,900	141,414
Chico’s FAS, Inc.	1,100	15,862
Christopher & Banks Corp.	7,900	63,200
Coldwater Creek, Inc.*^	2,800	19,432
Collective Brands, Inc.*	8,043	182,898
Conn’s, Inc.*^	6,040	47,293
Dress Barn, Inc.*	11,285	295,216
DSW, Inc., Class A*	2,800	71,484
Finish Line, Inc., Class A	4,800	78,336
Foot Locker, Inc.	19,600	294,784
Genesco, Inc.*^	7,280	225,753
Group 1 Automotive, Inc.*^	5,500	175,230
Gymboree Corp.*	1,200	61,956
Hastings Entertainment, Inc.*	1,200	5,292
Haverty Furniture Cos., Inc.	4,400	71,808
HOT Topic, Inc.*	4,419	28,723
Jo-Ann Stores, Inc.*^	7,919	332,440

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Kirkland’s, Inc.*^	2,100	$44,100
Lithia Motors, Inc., Class A*	5,400	34,560
Men’s Wearhouse, Inc.	11,500	275,310
New York & Co., Inc.*	6,300	30,177
Office Depot, Inc.*	54,559	435,381
OfficeMax, Inc.*	5,300	87,026
Pacific Sunwear of California, Inc.*^	16,200	86,022
Penske Automotive Group, Inc.*^	9,500	136,990
PEP Boys-Manny, Moe & Jack^	12,200	122,610
Pier 1 Imports, Inc.*	27,800	177,086
RadioShack Corp.	41,300	934,619
Rent-A-Center, Inc.*^	29,900	707,135
REX Stores Corp.*	1,800	29,160
Ross Stores, Inc.^	15,200	812,744
Rue21, Inc.*	800	27,736
Sally Beauty Holdings, Inc.*	17,700	157,884
Shoe Carnival, Inc.*	2,200	50,292
Signet Jewelers Ltd.*	20,800	672,672
Sonic Automotive, Inc., Class A*	5,100	56,100
Stage Stores, Inc.	9,600	147,744
Stein Mart, Inc.*	400	3,612
Syms Corp.*^	1,200	11,952
Systemax, Inc.^	1,500	32,610
Talbots, Inc.*^	2,200	28,512
Tiffany & Co.	2,200	104,478
Vitamin Shoppe, Inc.*	1,100	24,695
West Marine, Inc.*	3,600	39,060
Williams-Sonoma, Inc.	12,700	333,883
Zale Corp.*	2,100	5,754
Zumiez, Inc.*	300	6,147

		11,258,656

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.*	2,700	81,405
Columbia Sportswear Co.	2,700	141,831
Crocs, Inc.*	13,400	117,518
Delta Apparel, Inc.*	1,200	18,720
G-III Apparel Group Ltd.*^	2,750	75,790
Hallwood Group, Inc.*	300	12,222
Iconix Brand Group, Inc.*	17,278	265,390
Jones Apparel Group, Inc.	22,130	420,913
Kenneth Cole Productions, Inc., Class A*	1,800	23,058
K-Swiss, Inc., Class A*^	2,900	30,334
Liz Claiborne, Inc.*^	7,400	54,982
Movado Group, Inc.*	4,100	46,248
Oxford Industries, Inc.	964	19,598
Perry Ellis International, Inc.*	2,340	53,001
Phillips-Van Heusen Corp.	4,000	229,440
Quiksilver, Inc.*	32,400	153,252
R.G. Barry Corp.	1,800	18,360
Rocky Brands, Inc.*	700	6,678
Skechers U.S.A., Inc., Class A*	7,800	283,296
Steven Madden Ltd.*	2,700	131,760
Timberland Co., Class A*	3,900	83,226
Unifi, Inc.*	9,661	35,166
UniFirst Corp.	5,700	293,550
VF Corp.^	9,080	727,762

		3,323,500

Total Consumer Discretionary		58,169,148

Consumer Staples (5.2%)
Beverages (0.3%)
Central European Distribution Corp.*	14,900	521,649
Constellation Brands, Inc., Class A*	46,400	762,816
Heckmann Corp.*	20,000	116,000
National Beverage Corp.^	1,300	14,456

		1,414,921

Food & Staples Retailing (1.9%)
Andersons, Inc.	4,600	154,008
BJ’s Wholesale Club, Inc.*	96,202	3,558,512
Casey’s General Stores, Inc.	4,507	141,520
Great Atlantic & Pacific Tea Co., Inc.*^	8,400	64,428
Ingles Markets, Inc., Class A	3,400	51,102
Kroger Co.	269,050	5,827,623
Nash Finch Co.^	6,741	226,835
Pantry, Inc.*^	10,136	126,598
Rite Aid Corp.*	146,100	219,150
Ruddick Corp.^	8,841	279,729
Spartan Stores, Inc.^	5,600	80,752
Susser Holdings Corp.*	1,300	10,985
Village Super Market, Inc., Class A	100	2,803
Weis Markets, Inc.^	2,200	79,992
Whole Foods Market, Inc.*	4,900	177,135
Winn-Dixie Stores, Inc.*^	13,600	169,864

		11,171,036

Food Products (2.5%)
American Italian Pasta Co., Class A*^	3,000	116,610
B&G Foods, Inc., Class A^	7,100	74,408
BRF - Brasil Foods S.A.	23,560	636,843
BRF - Brasil Foods S.A. (ADR)^	600	32,964
Bunge Ltd.^	7,300	449,899
Chiquita Brands International, Inc.*^	10,800	169,884
Corn Products International, Inc.	22,141	767,407
Cresud S.A.C.I.F. y A. (ADR)	61,388	855,749
Dean Foods Co.*	36,200	567,978
Del Monte Foods Co.	76,400	1,115,440
Diamond Foods, Inc.^	900	37,836
Dole Food Co., Inc.*^	2,800	33,180
Farmer Bros Co.	1,000	18,740
Flowers Foods, Inc.^	2,300	56,902
Fresh Del Monte Produce, Inc.*	9,800	198,450
Griffin Land & Nurseries, Inc.	800	23,240
Hain Celestial Group, Inc.*	7,500	130,125
Harbinger Group, Inc.*	2,300	15,571
HQ Sustainable Maritime Industries, Inc.*	200	1,200
Imperial Sugar Co.	3,000	46,530
John B. Sanfilippo & Son, Inc.*	1,500	22,125
Omega Protein Corp.*	4,103	23,592
Overhill Farms, Inc.*	4,240	24,719
PureCircle Ltd.*	117,834	437,198
Ralcorp Holdings, Inc.*	13,384	907,168
Seneca Foods Corp., Class A*	2,500	72,800
Smart Balance, Inc.*	3,600	23,328
Smithfield Foods, Inc.*^	132,732	2,752,862
TreeHouse Foods, Inc.*	8,200	359,734
Tyson Foods, Inc., Class A	265,669	5,087,561

		15,060,043

Household Products (0.3%)
Cellu Tissue Holdings, Inc.*	800	7,984
Central Garden & Pet Co., Class A*	15,600	142,896
Energizer Holdings, Inc.*	2,200	138,072
KAO Corp. (ADR)	59,600	1,507,880
Oil-Dri Corp. of America^	2,400	46,392
WD-40 Co.	1,300	42,679

		1,885,903

Personal Products (0.1%)
Alberto-Culver Co.	2,100	54,915

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
American Oriental Bioengineering, Inc.*	9,800	$39,984
CCA Industries, Inc.	900	5,220
Elizabeth Arden, Inc.*	7,650	137,700
Inter Parfums, Inc.	2,800	41,496
Mannatech, Inc.	4,900	16,366
NBTY, Inc.*	3,500	167,930
Nu Skin Enterprises, Inc., Class A^	3,200	93,120
Nutraceutical International Corp.*	2,600	38,844
Prestige Brands Holdings, Inc.*	8,720	78,480
Revlon, Inc., Class A*^	2,700	40,095
Schiff Nutrition International, Inc.^	1,700	13,906

		728,056

Tobacco (0.1%)
Alliance One International, Inc.*^	6,200	31,558
Universal Corp.^	5,500	289,795

		321,353

Total Consumer Staples		30,581,312

Energy (8.5%)
Energy Equipment & Services (2.3%)
Allis-Chalmers Energy, Inc.*	15,141	53,599
Atwood Oceanics, Inc.*	1,300	45,019
Basic Energy Services, Inc.*^	5,700	43,947
BJ Services Co.	126,661	2,710,545
Bolt Technology Corp.*	1,400	15,834
Boots & Coots, Inc.*^	19,600	47,628
Bristow Group, Inc.*^	8,700	328,251
Bronco Drilling Co., Inc.*^	5,500	25,850
Cal Dive International, Inc.*	8,600	63,038
CARBO Ceramics, Inc.	100	6,234
Cie Generale de Geophysique-Veritas (ADR)*^	22,720	643,430
Complete Production Services, Inc.*	14,600	168,630
Dawson Geophysical Co.*	1,974	57,720
ENGlobal Corp.*	300	831
Ensco plc (ADR)	7,500	335,850
Exterran Holdings, Inc.*^	7,400	178,858
Geokinetics, Inc.*	800	5,768
Global Industries Ltd.*	24,932	160,063
Gulf Island Fabrication, Inc.	2,900	63,075
Gulfmark Offshore, Inc., Class A*	2,700	71,685
Helix Energy Solutions Group, Inc.*	25,500	332,265
Helmerich & Payne, Inc.	17,346	660,536
Hercules Offshore, Inc.*	25,900	111,629
Hornbeck Offshore Services, Inc.*	5,580	103,621
ION Geophysical Corp.*^	23,800	117,096
Key Energy Services, Inc.*^	29,700	283,635
Lufkin Industries, Inc.	400	31,660
Matrix Service Co.*	4,600	49,496
Mitcham Industries, Inc.*	1,300	9,399
Natural Gas Services Group, Inc.*	2,700	42,849
Newpark Resources, Inc.*^	21,400	112,350
Oil States International, Inc.*	17,600	797,984
OYO Geospace Corp.*	1,000	47,810
Parker Drilling Co.*	29,224	144,074
Patterson-UTI Energy, Inc.	30,300	423,291
PHI, Inc.*	2,700	57,186
Pioneer Drilling Co.*	8,400	59,136
Rowan Cos., Inc.*^	34,700	1,010,117
SBM Offshore N.V.	24,140	483,039
SEACOR Holdings, Inc.*	9,700	782,402
Solar Cayman Ltd.(b)*§†	141,300	1,143,436
Superior Energy Services, Inc.*	19,300	405,686
Superior Well Services, Inc.*	3,900	52,182
T-3 Energy Services, Inc.*	3,100	76,136
TETRA Technologies, Inc.*^	14,000	171,080
TGC Industries, Inc.*	800	3,232
Tidewater, Inc.	12,525	592,057
Union Drilling, Inc.*	2,000	12,320
Unit Corp.*	10,100	427,028
Vantage Drilling Co.*	20,000	29,600

		13,598,187

Oil, Gas & Consumable Fuels (6.2%)
Adams Resources & Energy, Inc.	600	10,500
Alon USA Energy, Inc.	2,400	17,400
Approach Resources, Inc.*	2,000	18,160
Arch Coal, Inc.	170,893	3,904,905
Atlas Energy, Inc.*	8,500	264,520
ATP Oil & Gas Corp.*	12,100	227,601
Berry Petroleum Co., Class A^	17,899	504,036
Bill Barrett Corp.*	12,700	390,017
BPZ Resources, Inc.*	5,200	38,220
Brigham Exploration Co.*	11,377	181,463
Cabot Oil & Gas Corp.	25,400	934,720
Cameco Corp.	175,905	4,821,556
Cheniere Energy, Inc.*^	6,500	20,085
Cimarex Energy Co.	20,200	1,199,476
Clayton Williams Energy, Inc.*	1,500	52,470
Cloud Peak Energy, Inc.*	4,200	69,888
Cobalt International Energy, Inc.*	30,000	408,000
Comstock Resources, Inc.*	9,800	311,640
Concho Resources, Inc.*	19,600	987,056
Consol Energy, Inc.	30,529	1,302,367
Contango Oil & Gas Co.*	200	10,230
CREDO Petroleum Corp.*	300	2,967
Crosstex Energy, Inc.*	10,100	87,769
Cubic Energy, Inc.*	4,600	4,876
CVR Energy, Inc.*	5,300	46,375
Delek U.S. Holdings, Inc.	3,700	26,936
Delta Petroleum Corp.*^	22,400	31,584
DHT Holdings, Inc.	12,400	48,608
Double Eagle Petroleum Co.*	1,300	5,525
Endeavour International Corp.*	1,600	2,032
Energy XXI Bermuda Ltd.*	11,200	200,592
EXCO Resources, Inc.	4,100	75,358
Forest Oil Corp.*	16,572	427,889
Frontier Oil Corp.	5,200	70,200
Frontline Ltd.^	12,400	379,812
General Maritime Corp.^	12,500	89,875
GeoResources, Inc.*	1,800	27,486
GMX Resources, Inc.*^	3,300	27,126
Golar LNG Ltd.*	3,100	36,270
Goodrich Petroleum Corp.*^	6,100	95,404
Gran Tierra Energy, Inc.*	48,800	287,920
Green Plains Renewable Energy, Inc.*	3,700	52,799
Gulfport Energy Corp.*^	400	4,496
Harvest Natural Resources, Inc.*^	13,600	102,408
International Coal Group, Inc.*	39,798	181,877
Knightsbridge Tankers Ltd.	4,300	72,842
Mariner Energy, Inc.*	2,400	35,928
Massey Energy Co.	4,500	235,305
Newfield Exploration Co.*^	20,760	1,080,558
Nexen, Inc.	37,731	932,333
Noble Energy, Inc.^	8,700	635,100
Nordic American Tanker Shipping Ltd.	11,100	335,997
Oilsands Quest, Inc.*	59,300	43,835
Overseas Shipholding Group, Inc.	6,566	257,584
Patriot Coal Corp.*	18,100	370,326

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Peabody Energy Corp.	59,462	$2,717,413
Penn Virginia Corp.	10,800	264,600
Petrobras Energia S.A. (ADR)	119,492	1,993,127
Petroleum Development Corp.*	5,000	115,850
PetroQuest Energy, Inc.*^	12,100	60,863
Rex Energy Corp.*^	1,700	19,363
Rosetta Resources, Inc.*	12,500	294,375
SandRidge Energy, Inc.*^	34,100	262,570
Ship Finance International Ltd.^	4,500	79,921
Southern Union Co.^	39,920	1,012,770
St. Mary Land & Exploration Co.	11,489	399,932
Stone Energy Corp.*^	10,500	186,375
Sunoco, Inc.	500	14,855
Swift Energy Co.*	9,100	279,734
Teekay Corp.	6,000	136,440
Tesoro Corp.	405,993	5,643,303
Toreador Resources Corp.*	300	2,454
USEC, Inc.*^	28,400	163,868
VAALCO Energy, Inc.*^	13,700	67,678
Venoco, Inc.*	3,100	39,773
W&T Offshore, Inc.^	400	3,360
Warren Resources, Inc.*	6,700	16,884
Western Refining, Inc.*^	8,100	44,550
Westmoreland Coal Co.*^	1,200	15,144
Whiting Petroleum Corp.*	12,400	1,002,416

		36,827,920

Total Energy		50,426,107

Financials (23.3%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*^	7,800	616,200
Allied Capital Corp.*	43,300	215,201
American Capital Ltd.*	69,700	354,076
Ameriprise Financial, Inc.	32,640	1,480,550
Apollo Investment Corp.	41,214	524,654
Ares Capital Corp.	31,016	460,277
Artio Global Investors, Inc.	5,400	133,596
BGC Partners, Inc., Class A^	9,400	57,434
BlackRock Kelso Capital Corp.	3,471	34,571
Calamos Asset Management, Inc., Class A	4,500	64,530
Capital Southwest Corp.	700	63,616
Cohen & Steers, Inc.	2,300	57,408
Cowen Group, Inc., Class A*^	3,900	22,074
Daiwa Securities Group, Inc. (ADR)	753,870	3,995,511
E*TRADE Financial Corp.*	384,500	634,425
Epoch Holding Corp.	600	6,774
Evercore Partners, Inc., Class A	2,600	78,000
FBR Capital Markets Corp.*	4,800	21,840
Federated Investors, Inc., Class B	900	23,742
Fifth Street Finance Corp.^	8,298	96,340
GAMCO Investors, Inc., Class A	700	31,850
Gladstone Capital Corp.	4,900	57,820
Gladstone Investment Corp.	9,100	54,418
Harris & Harris Group, Inc.*	6,500	29,965
Hercules Technology Growth Capital, Inc.	8,633	91,423
International Assets Holding Corp.*	2,165	32,410
Invesco Ltd.^	37,200	815,052
Investment Technology Group, Inc.*	10,000	166,900
Janus Capital Group, Inc.	5,400	77,166
Jefferies Group, Inc.^	5,911	139,913
JMP Group, Inc.	3,300	28,050
KBW, Inc.*	4,700	126,430
Knight Capital Group, Inc., Class A*	10,156	154,879
Kohlberg Capital Corp.^	4,506	25,504
LaBranche & Co., Inc.*	9,900	52,074
Main Street Capital Corp.	739	11,536
MCG Capital Corp.*	16,600	86,486
MF Global Holdings Ltd.*^	17,100	137,997
MVC Capital, Inc.^	5,000	67,850
NGP Capital Resources Co.	4,732	40,317
Oppenheimer Holdings, Inc., Class A	2,400	61,224
PennantPark Investment Corp.	6,563	67,993
Penson Worldwide, Inc.*^	3,300	33,231
Piper Jaffray Cos., Inc.*	4,900	197,470
Prospect Capital Corp.^	15,744	191,290
Raymond James Financial, Inc.^	23,200	620,368
Safeguard Scientifics, Inc.*	3,183	41,379
Sanders Morris Harris Group, Inc.	4,800	29,712
Solar Capital Ltd.	600	12,684
SWS Group, Inc.	5,700	65,721
TD Ameritrade Holding Corp.*^	41,380	788,703
Teton Advisors, Inc., Class B*^†	28	293
Thomas Weisel Partners Group, Inc.*	4,700	18,424
TICC Capital Corp.	7,070	46,591
TradeStation Group, Inc.*	6,200	43,462
Triangle Capital Corp.^	2,095	29,414
Virtus Investment Partners, Inc.*	1,283	26,738
Westwood Holdings Group, Inc.	100	3,680

		13,447,236

Commercial Banks (5.8%)
1st Source Corp.	3,600	63,180
Access National Corp.	1,400	8,736
Alliance Financial Corp./New York^	1,584	46,696
American National Bankshares, Inc.	1,500	30,225
Ameris Bancorp^	3,479	31,411
Ames National Corp.	900	18,045
Arrow Financial Corp.^	927	24,927
Associated Banc-Corp^	57,400	792,120
Auburn National Bancorp., Inc.^	600	12,390
BancFirst Corp.^	1,500	62,865
Banco Latinoamericano de Comercio Exterior S.A.^	16,000	229,760
Bancorp Rhode Island, Inc.^	900	24,615
Bancorp, Inc./Delaware*	5,700	50,730
BancorpSouth, Inc.^	27,420	574,723
Bank of Commerce Holdings^	1,000	4,730
Bank of Hawaii Corp.^	15,219	684,094
Bank of Kentucky Financial Corp.^	800	15,952
Bank of Marin Bancorp/California^	300	9,924
Bank of the Ozarks, Inc.^	3,000	105,570
Banner Corp.^	5,300	20,352
Bar Harbor Bankshares^	700	21,350
BNC Bancorp	1,000	7,920
BOK Financial Corp.^	4,420	231,785
Boston Private Financial Holdings, Inc.^	17,100	126,027
Bridge Bancorp, Inc.	300	7,020
Bryn Mawr Bank Corp.^	1,600	29,040
C&F Financial Corp.	388	7,682
Camden National Corp.	1,800	57,798
Cape Bancorp, Inc.*	2,900	23,403
Capital City Bank Group, Inc.	3,200	45,600
CapitalSource, Inc.	51,400	287,326
Cardinal Financial Corp.	4,200	44,856
Cathay General Bancorp	9,600	111,840
Center Bancorp, Inc.	3,140	26,093
Centerstate Banks, Inc.	3,700	45,325
Central Pacific Financial Corp.*^	9,100	15,288

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Central Valley Community Bancorp*	1,300	$7,085
Century Bancorp, Inc./Massachusetts, Class A^	2,149	41,261
Chemical Financial Corp.	5,300	125,186
Chicopee Bancorp, Inc.*	1,600	20,320
Citizens & Northern Corp.	2,100	26,355
Citizens Holding Co.	700	17,276
Citizens Republic Bancorp, Inc.*	92,100	108,678
City Holding Co.^	3,600	123,444
City National Corp./California^	12,443	671,549
CNB Financial Corp./Pennsylvania^	1,100	16,984
CoBiz Financial, Inc.	8,200	51,086
Columbia Banking System, Inc.	6,600	134,046
Comerica, Inc.	21,640	823,186
Commerce Bancshares, Inc./Missouri^	16,445	676,547
Community Bank System, Inc.^	7,700	175,406
Community Trust Bancorp, Inc.	3,816	103,375
Cullen/Frost Bankers, Inc.^	16,274	908,089
CVB Financial Corp.^	20,600	204,558
Danvers Bancorp, Inc.^	5,100	70,533
Eagle Bancorp, Inc.*	3,400	40,290
East West Bancorp, Inc.	26,400	459,888
Enterprise Bancorp, Inc./Massachusetts^	1,300	15,873
Enterprise Financial Services Corp.^	1,800	19,908
F.N.B. Corp./Pennsylvania	27,745	225,012
Farmers Capital Bank Corp.	1,900	16,283
Financial Institutions, Inc.	2,900	42,398
First Bancorp, Inc./Maine^	2,000	31,880
First Bancorp/North Carolina^	3,900	52,728
First BanCorp/Puerto Rico^	21,100	50,851
First Busey Corp.	12,500	55,250
First California Financial Group, Inc.*	1,400	3,696
First Citizens BancShares, Inc./North Carolina, Class A	3,360	667,834
First Commonwealth Financial Corp.	21,500	144,265
First Community Bancshares, Inc./Virginia^	3,800	47,006
First Financial Bancorp	13,400	238,386
First Financial Bankshares, Inc.^	2,400	123,720
First Financial Corp./Indiana^	2,900	83,984
First Horizon National Corp.*^	54,938	771,885
First Merchants Corp.	5,600	38,976
First Midwest Bancorp, Inc./Illinois	17,200	233,060
First of Long Island Corp.	1,100	26,510
First South Bancorp, Inc./North Carolina^	1,900	23,750
FirstMerit Corp.^	25,448	548,913
Fulton Financial Corp.	43,100	439,189
German American Bancorp, Inc.	2,800	42,364
Glacier Bancorp, Inc.^	22,378	340,817
Great Southern Bancorp, Inc.	1,900	42,636
Guaranty Bancorp*	14,700	23,373
Hampton Roads Bankshares, Inc.^	4,600	7,176
Hancock Holding Co.	6,000	250,860
Harleysville National Corp.	11,100	74,370
Hawthorn Bancshares, Inc.	600	7,230
Heartland Financial USA, Inc.^	3,579	57,157
Heritage Financial Corp./Washington*	1,800	27,162
Home Bancorp, Inc.*	2,200	30,800
Home Bancshares, Inc./Arkansas	4,100	108,404
Horizon Bancorp/Indiana	910	17,563
Huntington Bancshares, Inc./Ohio^	283,250	1,521,052
IBERIABANK Corp.	6,300	378,063
Independent Bank Corp./Massachusetts	5,200	128,232
International Bancshares Corp.	12,746	293,031
Intervest Bancshares Corp., Class A*^	1,000	3,950
Investors Bancorp, Inc.*	10,800	142,560
KeyCorp	216,500	1,677,875
Lakeland Bancorp, Inc.	5,300	46,905
Lakeland Financial Corp.	3,100	59,055
MainSource Financial Group, Inc.^	5,400	36,342
Marshall & Ilsley Corp.	130,100	1,047,305
MB Financial, Inc.^	12,300	277,119
Merchants Bancshares, Inc.	1,200	26,052
Metro Bancorp, Inc.*	1,400	19,278
Midsouth Bancorp, Inc.	1,100	18,150
Monarch Financial Holdings, Inc.*	600	4,674
Nara Bancorp, Inc.*	5,400	47,304
National Bankshares, Inc./Virginia	1,700	46,325
National Penn Bancshares, Inc.^	31,700	218,730
NB&T Financial Group, Inc.^	153	2,754
NBT Bancorp, Inc.	8,600	196,510
Northfield Bancorp, Inc./New Jersey	4,300	62,264
Northrim BanCorp, Inc.	1,600	27,328
Norwood Financial Corp.^	500	13,500
Ohio Valley Banc Corp.	1,000	21,540
Old National Bancorp/Indiana	21,393	255,646
Old Point Financial Corp.	500	7,380
Old Second Bancorp, Inc.^	3,400	22,406
OmniAmerican Bancorp, Inc.*	2,300	26,519
Oriental Financial Group, Inc.^	11,600	156,600
Orrstown Financial Services, Inc.	700	17,759
Pacific Capital Bancorp N.A.*^	13,300	24,073
Pacific Continental Corp.^	4,200	44,100
PacWest Bancorp	6,400	146,048
Park National Corp.	2,600	162,006
Parke Bancorp, Inc.*	600	5,484
Peapack Gladstone Financial Corp.	1,995	31,341
Penns Woods Bancorp, Inc.^	400	13,420
Peoples Bancorp, Inc./Ohio	2,600	42,848
Peoples Financial Corp./Mississippi^	900	13,473
Pinnacle Financial Partners, Inc.*^	7,700	116,347
Popular, Inc.*	160,000	465,600
Porter Bancorp, Inc.	735	9,629
Premier Financial Bancorp, Inc.	800	6,824
Premierwest Bancorp*	21,672	9,752
PrivateBancorp, Inc.	3,800	52,060
Prosperity Bancshares, Inc.^	15,180	622,380
Renasant Corp.^	5,500	88,990
Republic Bancorp, Inc./Kentucky, Class A	2,100	39,564
Republic First Bancorp, Inc.*	1,800	6,966
Rurban Financial Corp.	600	3,810
S&T Bancorp, Inc.^	5,400	112,860
Sandy Spring Bancorp, Inc.^	5,200	78,000
Santander BanCorp*	1,300	15,951
SCBT Financial Corp.^	2,900	107,416
Shore Bancshares, Inc.	2,336	33,288
Sierra Bancorp^	1,600	20,624
Signature Bank/New York*	1,700	62,985
Simmons First National Corp., Class A	3,600	99,252
Smithtown Bancorp, Inc.	4,107	16,962
South Financial Group, Inc.	42,300	29,242
Southside Bancshares, Inc.	2,660	57,376
Southwest Bancorp, Inc./Oklahoma	3,700	30,599
State Bancorp, Inc./New York	3,600	28,332
StellarOne Corp.^	6,000	80,220

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Bancorp/New York^	5,000	$50,250
Sterling Bancshares, Inc./Texas	22,800	127,224
Sterling Financial Corp./Washington*^	12,200	6,954
Suffolk Bancorp^	800	24,568
Sumitomo Trust & Banking Co., Ltd. (ADR)	597,289	3,494,141
Sun Bancorp, Inc./New Jersey*	4,060	15,996
Susquehanna Bancshares, Inc.^	53,100	520,911
SVB Financial Group*^	11,439	533,744
SY Bancorp, Inc.	1,700	38,675
Synovus Financial Corp.	93,200	306,628
TCF Financial Corp.^	40,780	650,033
Texas Capital Bancshares, Inc.*	8,100	153,819
Tompkins Financial Corp.^	1,539	56,143
Tower Bancorp, Inc.^	900	24,093
TowneBank/Virginia^	5,400	75,384
Trico Bancshares^	3,500	69,650
Trustmark Corp.^	15,478	378,128
UMB Financial Corp.	9,263	376,078
Umpqua Holdings Corp.	30,000	397,800
Union First Market Bankshares Corp.^	5,400	81,540
United Bancorp, Inc./Ohio	700	5,880
United Bancshares, Inc./Ohio	691	7,325
United Bankshares, Inc.^	9,200	241,224
United Community Banks, Inc./Georgia*	20,770	91,596
United Security Bancshares, Inc./Alabama	1,500	22,455
Univest Corp. of Pennsylvania	4,300	80,367
Valley National Bancorp^	50,271	772,665
VIST Financial Corp.	800	7,176
Washington Banking Co.	2,700	33,993
Washington Trust Bancorp, Inc.^	3,700	68,968
Webster Financial Corp.	16,700	292,083
WesBanco, Inc.	5,900	95,934
West Bancorp, Inc.^	3,300	21,714
Westamerica Bancorp^	4,460	257,119
Western Alliance Bancorp*	11,459	65,202
Whitney Holding Corp./Louisiana^	23,600	325,444
Wilber Corp.^	1,500	9,825
Wilmington Trust Corp.^	23,516	389,660
Wilshire Bancorp, Inc.^	4,500	49,635
Wintrust Financial Corp.^	7,000	260,470
Yadkin Valley Financial Corp.	4,550	19,565
Zions Bancorp.^	37,400	816,068

		34,431,966

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.^	2,300	13,386
AmeriCredit Corp.*	15,000	356,400
Cardtronics, Inc.*	800	10,056
Cash America International, Inc.	7,026	277,387
CompuCredit Holdings Corp.	2,100	10,836
Dollar Financial Corp.*^	1,800	43,308
First Marblehead Corp.*	17,900	50,836
Nelnet, Inc., Class A	3,500	64,960
QC Holdings, Inc.^	600	3,102
Rewards Network, Inc.	1,066	14,284
Student Loan Corp.	1,636	58,127
World Acceptance Corp.*^	4,100	147,928

		1,050,610

Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.*^	2,300	14,513
California First National Bancorp	500	6,675
Compass Diversified Holdings	5,400	82,404
Encore Capital Group, Inc.*	3,100	50,995
Medallion Financial Corp.	4,300	34,228
NewStar Financial, Inc.*^	6,300	40,194
PHH Corp.*^	93,410	2,201,674
PICO Holdings, Inc.*	3,300	122,727
Primus Guaranty Ltd.*	2,100	8,820
Resource America, Inc., Class A	3,900	18,720

		2,580,950

Insurance (7.2%)
Alleghany Corp.*	1,342	390,347
Allied World Assurance Co. Holdings Ltd./Bermuda	22,150	993,427
Ambac Financial Group, Inc.*^	69,700	38,809
American Equity Investment Life Holding Co.^	25,200	268,380
American Financial Group, Inc./Ohio	21,961	624,790
American National Insurance Co.	3,900	442,806
American Physicians Capital, Inc.	2,266	72,399
American Physicians Service Group, Inc.	1,600	40,000
American Safety Insurance Holdings Ltd.*^	3,100	51,429
AMERISAFE, Inc.*	4,300	70,391
Amtrust Financial Services, Inc.	4,900	68,355
Aon Corp.	42,576	1,818,421
Arch Capital Group Ltd.*	10,982	837,377
Argo Group International Holdings Ltd.	7,800	254,202
Arthur J. Gallagher & Co.	1,800	44,190
Aspen Insurance Holdings Ltd.	32,106	925,937
Assured Guaranty Ltd.	26,300	577,811
Axis Capital Holdings Ltd.	113,953	3,562,171
Baldwin & Lyons, Inc., Class B^	2,000	48,180
Brown & Brown, Inc.	6,500	116,480
Citizens, Inc./Texas*	2,080	14,373
CNA Financial Corp.*^	62,958	1,682,238
CNA Surety Corp.*	4,500	80,055
Conseco, Inc.*^	90,800	564,776
Crawford & Co., Class B*^	1,000	4,070
Delphi Financial Group, Inc., Class A	11,300	284,308
Donegal Group, Inc., Class A	3,000	43,530
Eastern Insurance Holdings, Inc.	2,000	20,280
EMC Insurance Group, Inc.^	1,300	29,276
Employers Holdings, Inc.	10,600	157,410
Endurance Specialty Holdings Ltd.	16,520	613,718
Enstar Group, Ltd.*	1,700	117,572
Erie Indemnity Co., Class A	2,200	94,886
Everest Reinsurance Group Ltd.	9,120	738,082
FBL Financial Group, Inc., Class A^	2,100	51,408
Fidelity National Financial, Inc., Class A^	68,948	1,021,809
First Acceptance Corp.*^	3,100	6,324
First American Corp.	32,311	1,093,404
First Mercury Financial Corp.	1,900	24,757
Flagstone Reinsurance Holdings Ltd.^	15,000	171,900
FPIC Insurance Group, Inc.*	2,700	73,197
Genworth Financial, Inc., Class A*	69,100	1,267,294
Greenlight Capital Reinsurance Ltd., Class A*^	6,800	181,424
Hallmark Financial Services*	2,200	19,800
Hanover Insurance Group, Inc.	10,500	457,905
Harleysville Group, Inc.^	3,400	114,784
HCC Insurance Holdings, Inc.	27,048	746,525
Hilltop Holdings, Inc.*	10,200	119,850

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Horace Mann Educators Corp.	9,100	$137,046
Independence Holding Co.	2,400	22,776
Infinity Property & Casualty Corp.	3,500	159,040
Kansas City Life Insurance Co.	1,200	37,896
Maiden Holdings Ltd.	12,900	95,331
Markel Corp.*	2,411	903,305
Marsh & McLennan Cos., Inc.	186,662	4,558,286
Max Capital Group Ltd.	11,500	264,385
MBIA, Inc.*^	33,000	206,910
Meadowbrook Insurance Group, Inc.	14,400	113,760
Mercer Insurance Group, Inc.^	2,000	36,000
Mercury General Corp.	6,631	289,907
Montpelier Reinsurance Holdings Ltd.	18,300	307,623
National Financial Partners Corp.*	10,400	146,640
National Interstate Corp.	1,700	35,207
National Western Life Insurance Co., Class A	500	92,175
Navigators Group, Inc.*	2,900	114,057
NYMAGIC, Inc.	1,300	27,599
Old Republic International Corp.	58,833	746,002
OneBeacon Insurance Group Ltd., Class A	6,000	103,500
PartnerReinsurance Ltd.^	21,586	1,720,836
Phoenix Cos., Inc.*^	26,400	63,888
Platinum Underwriters Holdings Ltd.	39,326	1,458,208
PMA Capital Corp., Class A*	8,600	52,804
Presidential Life Corp.^	5,000	49,850
Primerica, Inc.*	2,100	31,500
Principal Financial Group, Inc.^	28,000	817,880
ProAssurance Corp.*	8,100	474,174
Protective Life Corp.	21,180	465,748
Reinsurance Group of America, Inc.^	41,478	2,178,425
RenaissanceReinsurance Holdings Ltd.	15,013	852,138
RLI Corp.	2,700	153,954
Safety Insurance Group, Inc.	2,900	109,243
SeaBright Insurance Holdings, Inc.	7,800	85,878
Selective Insurance Group, Inc.	12,800	212,480
StanCorp Financial Group, Inc.	12,043	573,608
State Auto Financial Corp.	3,400	61,030
Stewart Information Services Corp.^	4,400	60,720
Symetra Financial Corp.*	5,300	69,854
Tower Group, Inc.	2,181	48,353
Transatlantic Holdings, Inc.	6,100	322,080
Unico American Corp.	700	6,720
United America Indemnity Ltd., Class A*	9,445	90,389
United Fire & Casualty Co.	5,300	95,347
Unitrin, Inc.	10,300	288,915
Universal Insurance Holdings, Inc.^	2,500	12,650
Unum Group^	58,000	1,436,660
Validus Holdings Ltd.	19,523	537,468
Wesco Financial Corp.	330	127,215
White Mountains Insurance Group Ltd.	1,900	674,500
Zenith National Insurance Corp.	9,100	348,712

		42,919,529

Real Estate Investment Trusts (REITs) (6.0%)
Acadia Realty Trust (REIT)	7,600	135,736
Agree Realty Corp. (REIT)	2,700	61,722
Alexander’s, Inc. (REIT)*	200	59,826
Alexandria Real Estate Equities, Inc. (REIT)	8,100	547,560
AMB Property Corp. (REIT)	34,651	943,893
American Campus Communities, Inc. (REIT)	12,826	354,767
American Capital Agency Corp. (REIT)	3,400	87,040
Anworth Mortgage Asset Corp. (REIT)	26,000	175,240
Apartment Investment & Management Co. (REIT), Class A	27,950	514,560
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,800	50,428
Ashford Hospitality Trust, Inc. (REIT)*	28,400	203,628
Associated Estates Realty Corp. (REIT)	4,200	57,918
BioMed Realty Trust, Inc. (REIT)^	24,832	410,721
Brandywine Realty Trust (REIT)	32,659	398,766
BRE Properties, Inc. (REIT)^	12,600	450,450
Camden Property Trust (REIT)	15,705	653,799
CapLease, Inc. (REIT)	14,400	79,920
Capstead Mortgage Corp. (REIT)	17,900	214,084
CBL & Associates Properties, Inc. (REIT)^	54,512	746,814
Cedar Shopping Centers, Inc. (REIT)^	16,105	127,391
Chesapeake Lodging Trust (REIT)*	1,500	29,205
Chimera Investment Corp. (REIT)^	386,783	1,504,586
Cogdell Spencer, Inc. (REIT)	8,700	64,380
Colonial Properties Trust (REIT)	17,100	220,248
Colony Financial, Inc. (REIT)	3,700	74,000
Corporate Office Properties Trust/Maryland (REIT)	14,000	561,820
Cousins Properties, Inc. (REIT)	19,086	158,603
CreXus Investment Corp. (REIT)	3,700	49,469
Cypress Sharpridge Investments, Inc. (REIT)	3,500	46,830
DCT Industrial Trust, Inc. (REIT)^	49,906	261,008
Developers Diversified Realty Corp. (REIT)	49,200	598,764
DiamondRock Hospitality Co. (REIT)*^	33,072	334,358
Douglas Emmett, Inc. (REIT)^	47,300	727,001
Duke Realty Corp. (REIT)	53,900	668,360
DuPont Fabros Technology, Inc. (REIT)	4,190	90,462
Dynex Capital, Inc. (REIT)	3,800	34,200
EastGroup Properties, Inc. (REIT)	2,600	98,124
Education Realty Trust, Inc. (REIT)	16,000	91,840
Entertainment Properties Trust (REIT)^	10,600	435,978
Equity Lifestyle Properties, Inc. (REIT)	2,300	123,924
Equity One, Inc. (REIT)	8,200	154,898
Essex Property Trust, Inc. (REIT)	6,800	611,660
Extra Space Storage, Inc. (REIT)	21,100	267,548
Federal Realty Investment Trust (REIT)	12,166	885,807
FelCor Lodging Trust, Inc. (REIT)*	13,900	79,230
First Industrial Realty Trust, Inc. (REIT)*	11,300	87,688
First Potomac Realty Trust (REIT)	8,200	123,246
Franklin Street Properties Corp. (REIT)	16,300	235,209
Getty Realty Corp. (REIT)	2,600	60,840
Gladstone Commercial Corp. (REIT)	3,100	44,795
Glimcher Realty Trust (REIT)	17,073	86,560

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Government Properties Income Trust (REIT)	3,100	$80,631
Gramercy Capital Corp./New York (REIT)*	12,600	35,154
Hatteras Financial Corp. (REIT)	9,259	238,605
Health Care REIT, Inc. (REIT)	14,288	646,246
Healthcare Realty Trust, Inc. (REIT)	15,119	352,122
Hersha Hospitality Trust (REIT)	27,400	141,932
Highwoods Properties, Inc. (REIT)	17,000	539,410
Home Properties, Inc. (REIT)	8,100	379,080
Hospitality Properties Trust (REIT)	47,600	1,140,020
HRPT Properties Trust (REIT)^	107,692	837,844
Inland Real Estate Corp. (REIT)	18,400	168,360
Invesco Mortgage Capital, Inc. (REIT)	3,100	71,300
Investors Real Estate Trust (REIT)^	18,000	162,360
iStar Financial, Inc. (REIT)*^	25,400	116,586
Kilroy Realty Corp. (REIT)^	10,100	311,484
Kite Realty Group Trust (REIT)^	20,000	94,600
LaSalle Hotel Properties (REIT)	15,611	363,736
Lexington Realty Trust (REIT)	25,368	165,146
Liberty Property Trust (REIT)	27,322	927,309
LTC Properties, Inc. (REIT)	5,200	140,712
Macerich Co. (REIT)	23,703	908,062
Mack-Cali Realty Corp. (REIT)	20,939	738,100
Medical Properties Trust, Inc. (REIT)^	43,082	451,499
MFA Financial, Inc. (REIT)	70,000	515,200
Mid-America Apartment Communities, Inc. (REIT)	3,400	176,086
Mission West Properties, Inc. (REIT)	8,000	55,040
Monmouth Real Estate Investment Corp. (REIT), Class A	5,500	46,255
National Health Investors, Inc. (REIT)	5,900	228,684
National Retail Properties, Inc. (REIT)^	20,200	461,166
Nationwide Health Properties, Inc. (REIT)	6,400	224,960
NorthStar Realty Finance Corp. (REIT)	18,200	76,622
Omega Healthcare Investors, Inc. (REIT)	16,400	319,636
One Liberty Properties, Inc. (REIT)^	1,076	17,926
Parkway Properties, Inc./Maryland (REIT)	5,900	110,802
Pebblebrook Hotel Trust (REIT)*	4,100	86,223
Pennsylvania Real Estate Investment Trust (REIT)^	14,200	177,074
Pennymac Mortgage Investment Trust (REIT)*	3,900	64,779
Piedmont Office Realty Trust, Inc. (REIT), Class A	18,800	373,180
Post Properties, Inc. (REIT)^	11,100	244,422
Potlatch Corp. (REIT)	4,708	164,968
PS Business Parks, Inc. (REIT)	2,800	149,520
RAIT Financial Trust (REIT)*	22,900	45,342
Ramco-Gershenson Properties Trust (REIT)^	11,100	124,986
Rayonier, Inc. (REIT)	10,600	481,558
Realty Income Corp. (REIT)^	25,500	782,595
Redwood Trust, Inc. (REIT)	17,300	266,766
Regency Centers Corp. (REIT)^	21,211	794,776
Resource Capital Corp. (REIT)	8,800	59,488
Saul Centers, Inc. (REIT)	900	37,260
Senior Housing Properties Trust (REIT)	31,300	693,295
SL Green Realty Corp. (REIT)^	20,100	1,151,127
Sovran Self Storage, Inc. (REIT)	6,700	233,562
Strategic Hotels & Resorts, Inc. (REIT)*	15,900	67,575
Sun Communities, Inc. (REIT)^	4,600	115,920
Sunstone Hotel Investors, Inc. (REIT)*	25,212	281,618
Tanger Factory Outlet Centers (REIT)	4,300	185,588
Taubman Centers, Inc. (REIT)^	13,400	534,928
Terreno Realty Corp. (REIT)*	1,800	35,514
Transcontinental Realty Investors, Inc.*	300	3,756
UDR, Inc. (REIT)	35,277	622,286
UMH Properties, Inc. (REIT)	1,700	13,889
Universal Health Realty Income Trust (REIT)	1,300	45,942
Urstadt Biddle Properties, Inc. (REIT), Class A	5,000	79,050
U-Store-It Trust (REIT)	21,000	151,200
Walter Investment Management Corp. (REIT)	5,900	94,400
Washington Real Estate Investment Trust (REIT)^	12,600	384,930
Weingarten Realty Investors (REIT)^	25,799	556,227
Winthrop Realty Trust (REIT)	4,500	54,180

		35,485,503

Real Estate Management & Development (0.5%)
American Realty Investors, Inc.*^	700	7,525
Avatar Holdings, Inc.*	2,100	45,654
BR Malls Participacoes S.A.*	32,300	381,421
BR Properties SA*	73,500	531,510
China Housing & Land Development, Inc.*^	6,800	25,840
Consolidated-Tomoka Land Co.^	1,400	44,114
Forest City Enterprises, Inc., Class A*	27,400	394,834
Forestar Group, Inc.*	8,672	163,727
Iguatemi Empresa de Shopping Centers S.A.	18,900	318,622
Jones Lang LaSalle, Inc.	9,986	727,880
Multiplan Empreendimentos Imobiliarios S.A.	29,600	495,677
Thomas Properties Group, Inc.	3,100	10,323

		3,147,127

Thrifts & Mortgage Finance (0.9%)
Abington Bancorp, Inc.	5,100	40,290
Astoria Financial Corp.^	31,852	461,854
Bank Mutual Corp.	12,100	78,650
BankFinancial Corp.	5,700	52,269
Beneficial Mutual Bancorp, Inc.*	26,689	253,012
Berkshire Bancorp, Inc./New York*	1,000	6,250
Berkshire Hills Bancorp, Inc.	3,500	64,155
Brookline Bancorp, Inc.	11,200	119,168
Brooklyn Federal Bancorp, Inc.	400	3,360
Cheviot Financial Corp.	600	5,532
Clifton Savings Bancorp, Inc.	2,500	23,175
Dime Community Bancshares, Inc.^	6,300	79,569
Doral Financial Corp.*^	1,900	8,189
Elmira Savings Bank FSB	300	5,067
ESB Financial Corp.^	4,150	53,494
ESSA Bancorp, Inc.	4,100	51,414
First Defiance Financial Corp.^	3,520	35,622
First Financial Holdings, Inc.^	3,800	57,228

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Northwest, Inc.	5,100	$34,833
First Financial Service Corp.	1,300	11,375
First Niagara Financial Group, Inc.	49,600	705,312
Flagstar Bancorp, Inc.*	30,052	18,031
Flushing Financial Corp.	6,900	87,354
Fox Chase Bancorp, Inc.*	1,300	14,053
Harleysville Savings Financial Corp.	256	3,507
Heritage Financial Group	400	4,832
HF Financial Corp.	300	3,030
Hingham Institution for Savings	300	10,401
Home Federal Bancorp, Inc./Idaho	4,200	60,942
HopFed Bancorp, Inc.	434	5,208
Kearny Financial Corp.	4,100	42,763
Kentucky First Federal Bancorp	600	6,294
K-Fed Bancorp	1,000	8,920
Legacy Bancorp., Inc./Massachusetts	1,800	17,082
Meridian Interstate Bancorp, Inc.*	2,600	27,040
MGIC Investment Corp.*	30,600	335,682
NASB Financial, Inc.^	1,000	23,120
New Hampshire Thrift Bancshares, Inc.	1,640	16,941
New York Community Bancorp, Inc.^	22,800	377,112
NewAlliance Bancshares, Inc.^	25,627	323,413
Northeast Community Bancorp, Inc.^	1,500	10,785
Northwest Bancshares, Inc.	8,925	104,780
OceanFirst Financial Corp.^	2,200	24,992
Ocwen Financial Corp.*	13,700	151,933
Oritani Financial Corp.^	600	9,642
PMI Group, Inc.*	15,738	85,300
Provident Financial Services, Inc.	15,100	179,690
Provident New York Bancorp	8,700	82,476
Prudential Bancorp, Inc. of Pennsylvania	200	1,688
Radian Group, Inc.^	19,324	302,227
Rockville Financial, Inc.	2,200	26,818
Roma Financial Corp.	1,200	15,048
Southern Missouri Bancorp, Inc.	100	1,420
Territorial Bancorp, Inc.	2,500	47,575
TF Financial Corp.	300	5,727
TFS Financial Corp.	17,000	226,950
Tree.com, Inc.*^	2,600	23,790
TrustCo Bank Corp. NY/New York^	11,800	72,806
United Financial Bancorp, Inc.	3,400	47,532
Washington Federal, Inc.	26,500	538,480
Waterstone Financial, Inc.*	2,600	9,412
Westfield Financial, Inc.^	7,900	72,601
WSFS Financial Corp.	1,700	66,300
		5,643,515

Total Financials		138,706,436

Health Care (6.3%)
Biotechnology (0.1%)
ArQule, Inc.*	1,900	10,944
Celera Corp.*	14,300	101,530
Facet Biotech Corp.*^	5,000	134,950
Geron Corp.*	10,100	57,368
Infinity Pharmaceuticals, Inc.*	900	5,490
Lexicon Pharmaceuticals, Inc.*^	12,100	17,908
Martek Biosciences Corp.*^	6,400	144,064
Maxygen, Inc.*	1,000	6,570
Myriad Pharmaceuticals, Inc.*	500	2,260
Nabi Biopharmaceuticals*	1,700	9,299
PDL BioPharma, Inc.^	26,292	163,273
Theravance, Inc.*^	9,440	125,741

		779,397

Health Care Equipment & Supplies (1.1%)
AGA Medical Holdings, Inc.*	300	4,875
Analogic Corp.	1,100	47,003
AngioDynamics, Inc.*	4,400	68,728
Cantel Medical Corp.	1,704	33,824
Cardiac Science Corp.*	3,700	6,919
CONMED Corp.*	7,000	166,670
Cooper Cos., Inc.^	15,602	606,606
Cutera, Inc.*	1,200	12,444
Cynosure, Inc., Class A*	2,400	26,976
ev3, Inc.*	17,500	277,550
Greatbatch, Inc.*	1,658	35,133
Hill-Rom Holdings, Inc.^	8,400	228,564
Hologic, Inc.*	55,300	1,025,262
Invacare Corp.^	7,858	208,551
Inverness Medical Innovations, Inc.*	10,400	405,080
Kewaunee Scientific Corp.	500	7,003
Kinetic Concepts, Inc.*^	14,520	694,201
Medical Action Industries, Inc.*	410	5,031
National Dentex Corp.*	800	7,800
Natus Medical, Inc.*^	1,800	28,638
OraSure Technologies, Inc.*	1,100	6,523
Palomar Medical Technologies, Inc.*	200	2,172
RTI Biologics, Inc.*	8,700	37,671
Span-America Medical Systems, Inc.	700	13,020
Symmetry Medical, Inc.*	7,100	71,284
Teleflex, Inc.	5,246	336,111
TomoTherapy, Inc.*^	3,300	11,253
Volcano Corp.*^	2,300	55,568
Zimmer Holdings, Inc.*	31,459	1,862,373
Zoll Medical Corp.*	400	10,544

		6,303,377

Health Care Providers & Services (3.6%)
Advocat, Inc.	800	5,432
Aetna, Inc.	164,209	5,765,378
Alliance HealthCare Services, Inc.*^	700	3,934
Allied Healthcare International, Inc.*^	9,400	25,568
Amedisys, Inc.*^	10,500	579,810
American Dental Partners, Inc.*^	3,000	39,150
AmerisourceBergen Corp.^	33,380	965,350
Amsurg Corp.*	7,200	155,448
Assisted Living Concepts, Inc., Class A*^	2,480	81,443
Brookdale Senior Living, Inc.*	10,700	222,881
Capital Senior Living Corp.*	6,400	33,664
Centene Corp.*	4,944	118,854
CIGNA Corp.	35,800	1,309,564
Community Health Systems, Inc.*	10,640	392,935
Coventry Health Care, Inc.*	8,400	207,648
Cross Country Healthcare, Inc.*	7,000	70,770
Emdeon, Inc., Class A*	1,500	24,780
Gentiva Health Services, Inc.*	4,100	115,948
Hanger Orthopedic Group, Inc.*	5,100	92,718
Health Management Associates, Inc., Class A*^	4,620	39,732
Health Net, Inc.*	44,075	1,096,145
Healthspring, Inc.*	12,000	211,200
Healthways, Inc.*	8,000	128,560
Humana, Inc.*	50,643	2,368,573
inVentiv Health, Inc.*	5,600	125,776
Kindred Healthcare, Inc.*^	15,600	281,580
Landauer, Inc.	1,000	65,220
LCA-Vision, Inc.*	1,500	12,480
LifePoint Hospitals, Inc.*	12,677	466,260

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Lincare Holdings, Inc.*^	2,600	$116,688
Magellan Health Services, Inc.*	8,500	369,580
MedCath Corp.*^	4,000	41,880
MEDNAX, Inc.*	7,400	430,606
Molina Healthcare, Inc.*^	3,300	83,061
National Healthcare Corp.	1,100	38,918
Nighthawk Radiology Holdings, Inc.*	3,300	10,494
NovaMed, Inc.*	3,300	11,220
Odyssey HealthCare, Inc.*	4,100	74,251
Omnicare, Inc.	89,011	2,518,121
Owens & Minor, Inc.	1,500	69,585
Psychiatric Solutions, Inc.*	3,700	110,260
RadNet, Inc.*	700	2,226
RehabCare Group, Inc.*	1,000	27,270
Res-Care, Inc.*^	10,000	119,900
Select Medical Holdings Corp.*	5,500	46,420
Skilled Healthcare Group, Inc., Class A*	5,300	32,701
Sun Healthcare Group, Inc.*	10,900	103,986
Sunrise Senior Living, Inc.*	11,300	57,856
Team Health Holdings, Inc.*	21,100	354,480
Tenet Healthcare Corp.*	38,500	220,220
Triple-S Management Corp., Class B*^	4,900	86,975
U.S. Physical Therapy, Inc.*	1,600	27,840
Universal American Corp.*^	14,356	221,083
Universal Health Services, Inc., Class B	20,100	705,309
WellCare Health Plans, Inc.*	10,100	300,980

		21,188,711

Health Care Technology (0.0%)
AMICAS, Inc.*	2,200	13,244
Medidata Solutions, Inc.*	200	3,040
MedQuist, Inc.	2,300	17,963
Omnicell, Inc.*	1,100	15,433
Vital Images, Inc.*	1,100	17,787

		67,467

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	2,400	17,616
Albany Molecular Research, Inc.*	5,800	48,430
Cambrex Corp.*^	900	3,645
Charles River Laboratories International, Inc.*	4,800	188,688
Enzo Biochem, Inc.*	400	2,408
Harvard Bioscience, Inc.*	300	1,161
Kendle International, Inc.*	4,800	83,904
PerkinElmer, Inc.	21,800	521,020
Varian, Inc.*	5,428	281,062

		1,147,934

Pharmaceuticals (1.3%)
Adolor Corp.*	5,400	9,720
BMP Sunstone Corp.*	1,000	5,060
Caraco Pharmaceutical Laboratories Ltd.*	1,600	9,584
Cumberland Pharmaceuticals, Inc.*^	200	2,106
Endo Pharmaceuticals Holdings, Inc.*	46,560	1,103,006
Forest Laboratories, Inc.*	64,074	2,009,361
Hi-Tech Pharmacal Co., Inc.*^	1,600	35,424
Impax Laboratories, Inc.*	81,960	1,465,445
Ironwood Pharmaceuticals, Inc.*	200	2,704
King Pharmaceuticals, Inc.*^	119,300	1,402,968
KV Pharmaceutical Co., Class A*	4,400	7,744
Medicines Co.*	3,900	30,576
Medicis Pharmaceutical Corp., Class A	12,200	306,952
Par Pharmaceutical Cos., Inc.*	8,500	210,800
SuperGen, Inc.*	1,800	5,760
ViroPharma, Inc.*	15,500	211,265
Watson Pharmaceuticals, Inc.*	25,500	1,065,135

		7,883,610

Total Health Care		37,370,496

Industrials (11.0%)
Aerospace & Defense (0.7%)
AAR Corp.*	8,818	218,863
Argon ST, Inc.*^	600	15,966
Ascent Solar Technologies, Inc.*^	3,200	12,320
Astronics Corp.*^	400	3,924
BE Aerospace, Inc.*	11,600	353,220
Ceradyne, Inc.*	6,000	136,140
Curtiss-Wright Corp.	11,100	386,280
Ducommun, Inc.^	3,800	79,838
DynCorp International, Inc., Class A*	8,800	101,112
Esterline Technologies Corp.*	15,600	771,108
GeoEye, Inc.*	200	5,900
Herley Industries, Inc.*^	3,400	49,844
Ladish Co., Inc.*	3,700	74,592
LMI Aerospace, Inc.*	1,200	22,296
Moog, Inc., Class A*	11,100	393,162
SIFCO Industries, Inc.	800	13,656
Sparton Corp.*^	1,400	8,260
Spirit AeroSystems Holdings, Inc., Class A*	16,969	396,735
Teledyne Technologies, Inc.*	17,200	709,844
Todd Shipyards Corp.^	1,400	23,002
Triumph Group, Inc.	5,600	392,504

		4,168,566

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	5,400	18,198
Atlas Air Worldwide Holdings, Inc.*	5,000	265,250
Dynamex, Inc.*	900	15,480
Forward Air Corp.^	3,800	99,940
Hub Group, Inc., Class A*	4,800	134,304
Pacer International, Inc.*^	8,700	52,374
UTi Worldwide, Inc.	1,900	29,108

		614,654

Airlines (0.6%)
Alaska Air Group, Inc.*	13,114	540,690
Delta Air Lines, Inc.*	135,780	1,981,030
ExpressJet Holdings, Inc.*	1,900	7,163
JetBlue Airways Corp.*^	58,788	328,037
Republic Airways Holdings, Inc.*	12,620	74,711
SkyWest, Inc.	31,740	453,247
U.S. Airways Group, Inc.*^	39,300	288,855
UAL Corp.*^	2,100	41,055

		3,714,788

Building Products (0.3%)
American Woodmark Corp.	2,600	50,414
Ameron International Corp.	2,287	143,830
Apogee Enterprises, Inc.^	6,685	105,690
Armstrong World Industries, Inc.*	2,900	105,299
Builders FirstSource, Inc.*	5,801	18,273
Gibraltar Industries, Inc.*^	9,000	113,490
Griffon Corp.*	10,900	135,814
Insteel Industries, Inc.^	4,700	50,243
NCI Building Systems, Inc.*	3,319	36,642
Owens Corning, Inc.*	17,060	434,006
Quanex Building Products Corp.	3,900	64,467
Simpson Manufacturing Co., Inc.	2,128	59,073
Trex Co., Inc.*	400	8,516
Universal Forest Products, Inc.	10,820	416,786

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
USG Corp.*	10,400	$178,464

		1,921,007

Commercial Services & Supplies (0.7%)
A.T. Cross Co., Class A*	530	2,205
ABM Industries, Inc.	7,900	167,480
ACCO Brands Corp.*	13,093	100,292
American Reprographics Co.*	1,000	8,970
Amrep Corp.*	600	8,718
ATC Technology Corp.*	2,200	37,752
Bowne & Co., Inc.	10,165	113,441
Clean Harbors, Inc.*	300	16,668
Consolidated Graphics, Inc.*	2,400	99,384
Cornell Cos., Inc.*	2,000	36,620
Corrections Corp. of America*	23,800	472,668
Courier Corp.	2,300	37,973
Covanta Holding Corp.*	30,600	509,796
Deluxe Corp.^	10,400	201,968
EnergySolutions, Inc.	17,100	109,953
Ennis, Inc.	6,000	97,620
G&K Services, Inc., Class A	4,700	121,636
GEO Group, Inc.*	1,700	33,694
HNI Corp.	3,100	82,553
Innerworkings, Inc.*	1,100	5,720
KAR Auction Services, Inc.*	2,300	34,638
Kimball International, Inc., Class B	8,100	56,295
M&F Worldwide Corp.*	2,500	76,500
McGrath RentCorp.	5,100	123,573
Metalico, Inc.*	6,800	40,732
Mine Safety Appliances Co.	500	13,980
Mobile Mini, Inc.*	6,600	102,234
Multi-Color Corp.	500	5,990
North American Galvanizing & Coatings, Inc.*^	1,800	10,008
R.R. Donnelley & Sons Co.	290	6,192
Schawk, Inc.	3,400	61,642
Standard Parking Corp.*	900	14,778
Standard Register Co.^	1,200	6,420
Steelcase, Inc., Class A	17,800	115,166
Team, Inc.*	200	3,318
United Stationers, Inc.*	13,547	797,241
Viad Corp.	4,400	90,420
Virco MFG. Corp.	1,607	6,123
Waste Connections, Inc.*	4,400	149,424
Waste Services, Inc.*	3,900	38,571

		4,018,356

Construction & Engineering (1.3%)
Comfort Systems USA, Inc.	20,289	253,410
Dycom Industries, Inc.*	9,800	85,946
EMCOR Group, Inc.*^	25,800	635,454
Furmanite Corp.*	3,500	18,165
Granite Construction, Inc.	7,100	214,562
Great Lakes Dredge & Dock Corp.	700	3,675
Insituform Technologies, Inc., Class A*	9,446	251,358
Integrated Electrical Services, Inc.*	1,000	5,650
KBR, Inc.	38,300	848,728
Layne Christensen Co.*	4,900	130,879
MasTec, Inc.*	3,700	46,657
Northwest Pipe Co.*	2,338	51,085
Pike Electric Corp.*	2,600	24,232
Primoris Services Corp.^	2,000	15,480
Shaw Group, Inc.*	118,074	4,064,107
Sterling Construction Co., Inc.*	3,000	47,160
Tutor Perini Corp.*^	10,224	222,372
URS Corp.*	11,180	554,640

		7,473,560

Electrical Equipment (1.1%)
A. O. Smith Corp.	5,500	289,135
A123 Systems, Inc.*	2,100	28,854
Acuity Brands, Inc.	2,400	101,304
AMETEK, Inc.^	19,200	796,032
Baldor Electric Co.^	9,004	336,749
Belden, Inc.	11,183	307,085
Brady Corp., Class A	11,500	357,880
Chase Corp.	1,300	16,406
China BAK Battery, Inc.*^	9,400	22,654
Encore Wire Corp.^	4,700	97,760
Energy Conversion Devices, Inc.*	400	3,132
EnerSys*	10,100	249,066
Evergreen Solar, Inc.*^	22,000	24,860
Franklin Electric Co., Inc.	5,800	173,942
FuelCell Energy, Inc.*	1,600	4,512
Fushi Copperweld, Inc.*	6,400	71,808
Generac Holdings, Inc.*	2,500	35,025
General Cable Corp.*^	20,000	540,000
GrafTech International Ltd.*	17,600	240,592
Hubbell, Inc., Class B	12,400	625,332
II-VI, Inc.*	2,000	67,680
LaBarge, Inc.*	400	4,420
Lihua International, Inc.*	100	918
LSI Industries, Inc.	4,700	32,054
Orion Energy Systems, Inc.*	4,400	21,560
Polypore International, Inc.*	3,900	68,094
PowerSecure International, Inc.*	1,800	14,184
Preformed Line Products Co.	100	3,815
Regal-Beloit Corp.	8,704	517,105
Roper Industries, Inc.	2,900	167,736
SatCon Technology Corp.*	2,000	4,860
SL Industries, Inc.*	700	6,335
Thomas & Betts Corp.*	28,500	1,118,340
Ultralife Corp.*^	200	802
Valence Technology, Inc.*^	4,600	3,910
Vicor Corp.*	2,900	40,049
Woodward Governor Co.	2,700	86,346

		6,480,336

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	10,907	415,557
Otter Tail Corp.	8,900	195,444
Seaboard Corp.	87	113,021
Standex International Corp.	4,700	121,119
Textron, Inc.^	31,900	677,237
Tredegar Corp.^	7,400	126,392
United Capital Corp.*	1,004	23,815

		1,672,585

Machinery (4.2%)
3D Systems Corp.*	700	9,555
Actuant Corp., Class A	8,782	171,688
AGCO Corp.*^	179,901	6,453,049
Alamo Group, Inc.^	2,400	47,976
Albany International Corp., Class A	6,800	146,404
Altra Holdings, Inc.*^	5,800	79,634
American Railcar Industries, Inc.	2,300	27,968
Ampco-Pittsburgh Corp.^	1,900	47,158
Astec Industries, Inc.*^	4,500	130,320
Barnes Group, Inc.^	57,200	1,112,540
Blount International, Inc.*^	6,500	67,340
Briggs & Stratton Corp.^	12,500	243,750
Bucyrus International, Inc.	14,900	983,251
Cascade Corp.	2,200	70,862

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Chart Industries, Inc.*^	1,100	$22,000
CIRCOR International, Inc.	4,200	139,482
CLARCOR, Inc.	8,000	275,920
Colfax Corp.*	4,200	49,434
Columbus McKinnon Corp.*	4,800	76,176
Crane Co.	6,000	213,000
Dover Corp.	13,020	608,685
Duoyuan Printing, Inc.*	1,100	11,880
Eastern Co.	1,500	20,310
EnPro Industries, Inc.*^	5,000	145,400
Federal Signal Corp.^	19,400	174,794
Flow International Corp.*^	1,300	3,913
FreightCar America, Inc.	3,200	77,312
Gardner Denver, Inc.	19,100	841,164
Gorman-Rupp Co.^	1,300	33,072
Graco, Inc.	7,800	249,600
Graham Corp.	900	16,191
Greenbrier Cos., Inc.*	4,600	50,646
Harsco Corp.	5,000	159,700
Hurco Cos., Inc.*	1,500	25,245
IDEX Corp.	7,900	261,490
John Bean Technologies Corp.	6,900	121,026
Kadant, Inc.*	2,800	40,348
Kaydon Corp.	8,000	300,800
Kennametal, Inc.	19,400	545,528
K-Tron International, Inc.*	100	14,997
L.B. Foster Co., Class A*	2,300	66,447
Lincoln Electric Holdings, Inc.	10,500	570,465
Manitowoc Co., Inc.	31,600	410,800
Met-Pro Corp.	800	7,840
MFRI, Inc.*	900	6,012
Miller Industries, Inc.	2,500	31,075
Mueller Industries, Inc.	12,020	322,016
Mueller Water Products, Inc., Class A	37,600	179,728
NACCO Industries, Inc., Class A	1,300	96,395
Navistar International Corp.*^	9,400	420,462
Nordson Corp.	5,400	366,768
Oshkosh Corp.*	31,428	1,267,805
Pentair, Inc.	48,128	1,714,319
Portec Rail Products, Inc.	300	3,486
RBC Bearings, Inc.*	300	9,561
Robbins & Myers, Inc.	6,100	145,302
Sauer-Danfoss, Inc.*	2,500	33,200
Snap-On, Inc.	10,200	442,068
SPX Corp.	17,300	1,147,336
Sun Hydraulics Corp.^	1,800	46,764
Tecumseh Products Co., Class A*	4,600	56,442
Terex Corp.*	56,900	1,292,199
Timken Co.	36,800	1,104,368
Titan International, Inc.^	8,800	76,824
Trimas Corp.*	1,600	10,384
Trinity Industries, Inc.^	18,271	364,689
Twin Disc, Inc.	2,600	31,772
WABCO Holdings, Inc.*	1,800	53,856
Watts Water Technologies, Inc., Class A	8,210	255,003

		24,602,994

Marine (0.2%)
Alexander & Baldwin, Inc.	10,100	333,805
American Commercial Lines, Inc.*	2,300	57,730
Eagle Bulk Shipping, Inc.*	13,400	71,154
Genco Shipping & Trading Ltd.*^	10,100	213,211
Horizon Lines, Inc., Class A	7,500	40,800
International Shipholding Corp.	3,380	99,338
Kirby Corp.*^	10,400	396,760
Ultrapetrol Bahamas Ltd.*	6,219	34,143

		1,246,941

Professional Services (0.2%)
Barrett Business Services, Inc.	1,900	25,764
CDI Corp.	2,900	42,514
COMSYS IT Partners, Inc.*	3,600	62,928
CRA International, Inc.*	400	9,168
Equifax, Inc.	6,265	224,287
Franklin Covey Co.*^	500	3,970
GP Strategies Corp.*	1,500	12,540
Heidrick & Struggles International, Inc.	4,100	114,923
Kelly Services, Inc., Class A*	6,200	103,292
Kforce, Inc.*	6,600	100,386
Korn/Ferry International*	10,500	185,325
Mistras Group, Inc.*	700	6,993
National Technical Systems, Inc.	1,200	6,600
On Assignment, Inc.*^	7,500	53,475
School Specialty, Inc.*	3,000	68,130
SFN Group, Inc.*	13,000	104,130
Towers Watson & Co., Class A	1,300	61,750
TrueBlue, Inc.*	10,900	168,950
Volt Information Sciences, Inc.*	3,200	32,672
VSE Corp.	600	24,696

		1,412,493

Road & Rail (1.0%)
Amerco, Inc.*	2,200	119,438
Arkansas Best Corp.^	6,369	190,306
Avis Budget Group, Inc.*	9,548	109,802
Canadian Pacific Railway Ltd.	33,355	1,875,885
Celadon Group, Inc.*	1,000	13,940
Con-way, Inc.	8,100	284,472
Dollar Thrifty Automotive Group, Inc.*	6,700	215,271
Heartland Express, Inc.^	4,500	74,250
Hertz Global Holdings, Inc.*	44,810	447,652
J.B. Hunt Transport Services, Inc.	18,900	678,132
Kansas City Southern*	12,100	437,657
Knight Transportation, Inc.	2,100	44,289
Old Dominion Freight Line, Inc.*	5,800	193,662
Patriot Transportation Holding, Inc.*	100	8,448
RailAmerica, Inc.*	3,300	38,940
Ryder System, Inc.	21,600	837,216
Saia, Inc.*^	3,200	44,416
Universal Truckload Services, Inc.*	1,500	26,370
USA Truck, Inc.*	600	9,696
Werner Enterprises, Inc.	9,500	220,115
YRC Worldwide, Inc.*	264,000	143,563

		6,013,520

Trading Companies & Distributors (0.3%)
Aceto Corp.	6,200	37,448
Aircastle Ltd.	27,336	258,872
Applied Industrial Technologies, Inc.	10,100	250,985
Beacon Roofing Supply, Inc.*	3,700	70,781
BlueLinx Holdings, Inc.*	3,600	13,716
DXP Enterprises, Inc.*	1,900	24,263
GATX Corp.	6,700	191,955
H&E Equipment Services, Inc.*	6,800	73,304
Houston Wire & Cable Co.	2,500	28,950
Interline Brands, Inc.*	7,860	150,440
Kaman Corp.	900	22,509
Lawson Products, Inc.	900	13,923
Rush Enterprises, Inc., Class A*^	6,200	81,902
TAL International Group, Inc.^	3,900	77,922
Textainer Group Holdings Ltd.^	2,960	63,788

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Titan Machinery, Inc.*^	300	$4,107
United Rentals, Inc.*	13,400	125,692
Watsco, Inc.	500	28,440
WESCO International, Inc.*^	4,990	173,203
Willis Lease Finance Corp.*	2,798	44,153

		1,736,353

Transportation Infrastructure (0.0%)
CAI International, Inc.*	2,400	29,568

Total Industrials		65,105,721

Information Technology (7.0%)
Communications Equipment (1.0%)
3Com Corp.*	16,100	123,809
ADC Telecommunications, Inc.*^	19,426	142,004
ADTRAN, Inc.	2,100	55,335
Airvana, Inc.*	2,600	19,916
Anaren, Inc.*^	400	5,696
Arris Group, Inc.*	17,217	206,776
Aviat Networks, Inc.*	14,500	96,135
Bel Fuse, Inc., Class B	2,800	56,420
Black Box Corp.^	9,109	280,193
Brocade Communications Systems, Inc.*	94,216	537,973
Ciena Corp.*	18,700	284,988
Cogo Group, Inc.*	6,300	44,037
CommScope, Inc.*	22,490	630,170
Communications Systems, Inc.	1,500	19,395
Digi International, Inc.*	4,000	42,560
EchoStar Corp., Class A*	8,600	174,408
Emcore Corp.*	18,800	22,748
EMS Technologies, Inc.*^	643	10,674
Emulex Corp.*	1,600	21,248
Extreme Networks, Inc.*	20,300	62,321
Globecomm Systems, Inc.*	5,200	39,988
Harmonic, Inc.*	5,600	35,336
Hughes Communications, Inc.*	1,100	30,635
JDS Uniphase Corp.*	43,720	547,811
KVH Industries, Inc.*	200	2,638
NETGEAR, Inc.*	6,400	167,040
Network Equipment Technologies, Inc.*^	3,600	19,836
Oplink Communications, Inc.*	1,400	25,956
Opnext, Inc.*	7,000	16,520
Palm, Inc.*^	2,300	8,648
PC-Tel, Inc.*	4,100	25,338
Plantronics, Inc.	1,500	46,920
Polycom, Inc.*	11,400	348,612
Powerwave Technologies, Inc.*	32,200	40,250
SeaChange International, Inc.*	3,800	27,284
Sonus Networks, Inc.*	51,600	134,676
Sycamore Networks, Inc.	4,810	96,729
Symmetricom, Inc.*^	11,800	68,794
Tekelec*^	20,386	370,210
Tellabs, Inc.	95,000	719,150
Telular Corp.*	100	304
UTStarcom, Inc.*^	25,200	70,308

		5,679,789

Computers & Peripherals (0.3%)
ActivIdentity Corp.*^	7,700	21,868
Adaptec, Inc.*	31,500	103,005
Avid Technology, Inc.*^	5,600	77,168
Cray, Inc.*^	2,400	14,280
Diebold, Inc.	2,100	66,696
Electronics for Imaging, Inc.*	12,000	139,560
Imation Corp.*	6,200	68,262
Intevac, Inc.*	5,600	77,392
Lexmark International, Inc., Class A*^	29,754	1,073,524
Rimage Corp.*	2,500	36,150
Silicon Graphics International Corp.*	6,700	71,623
Super Micro Computer, Inc.*	2,100	36,288

		1,785,816

Electronic Equipment, Instruments & Components (2.7%)
Agilysys, Inc.	3,800	42,446
Anixter International, Inc.*	6,300	295,155
Arrow Electronics, Inc.*	77,830	2,345,018
Avnet, Inc.*	23,600	708,000
AVX Corp.	9,600	136,320
Benchmark Electronics, Inc.*	13,900	288,286
Checkpoint Systems, Inc.*	7,424	164,219
China Security & Surveillance Technology, Inc.*	1,600	12,304
Cognex Corp.	8,100	149,769
Coherent, Inc.*	5,400	172,584
CPI International, Inc.*^	1,258	16,681
CTS Corp.	9,800	92,316
Daktronics, Inc.	1,100	8,382
DDi Corp.*	3,000	17,010
Echelon Corp.*^	2,300	20,631
Electro Rent Corp.	4,900	64,337
Electro Scientific Industries, Inc.*	7,200	92,232
FARO Technologies, Inc.*	400	10,300
Flextronics International Ltd.*	93,080	729,747
Gerber Scientific, Inc.*	3,000	18,630
ICx Technologies, Inc.*	500	3,485
Ingram Micro, Inc., Class A*	195,773	3,435,816
Insight Enterprises, Inc.*	10,000	143,600
Itron, Inc.*	300	21,771
Jabil Circuit, Inc.	22,700	367,513
Kingboard Laminates Holdings Ltd.	1,081,300	942,834
L-1 Identity Solutions, Inc.*^	4,100	36,613
Littelfuse, Inc.*	5,417	205,900
Measurement Specialties, Inc.*	3,207	47,175
Mercury Computer Systems, Inc.*	5,400	74,088
Methode Electronics, Inc.	7,800	77,220
Molex, Inc.	29,200	609,112
MTS Systems Corp.	3,700	107,411
Newport Corp.*	9,400	117,500
OSI Systems, Inc.*	700	19,635
PAR Technology Corp.*	600	3,630
Park Electrochemical Corp.	1,900	54,606
PC Connection, Inc.*	1,800	11,160
PC Mall, Inc.*	2,000	10,120
Plexus Corp.*	6,611	238,194
Power-One, Inc.*^	16,300	68,786
Rofin-Sinar Technologies, Inc.*	4,000	90,480
Rogers Corp.*	3,000	87,030
Scansource, Inc.*	6,300	181,314
SMART Modular Technologies (WWH), Inc.*	9,200	70,932
Spectrum Control, Inc.*	3,100	36,239
SYNNEX Corp.*^	7,830	231,455
Tech Data Corp.*	65,302	2,736,154
Technitrol, Inc.	10,303	54,400
TESSCO Technologies, Inc.	1,327	31,198
TTM Technologies, Inc.*	10,800	95,904
Vicon Industries, Inc.*	500	2,550
Vishay Intertechnology, Inc.*	57,157	584,716
X-Rite, Inc.*^	6,500	19,695

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Zygo Corp.*	3,500	$32,305

		16,234,908

Internet Software & Services (0.3%)
Ancestry.com, Inc.*^	200	3,390
Digital River, Inc.*	1,900	57,570
DivX, Inc.*	3,000	21,480
EarthLink, Inc.^	47,100	402,234
IAC/InterActiveCorp*	10,900	247,866
InfoSpace, Inc.*	3,600	39,780
Internap Network Services Corp.*	12,700	71,120
Internet Brands, Inc., Class A*	2,700	24,894
Internet Capital Group, Inc.*	4,300	36,335
Ipass, Inc.*	12,600	14,490
j2 Global Communications, Inc.*	900	21,060
Keynote Systems, Inc.	1,600	18,224
LogMeIn, Inc.*	300	6,207
Marchex, Inc., Class B	2,100	10,731
ModusLink Global Solutions, Inc.*	10,800	91,044
Monster Worldwide, Inc.*^	12,100	200,981
Openwave Systems, Inc.*	14,700	33,810
Perficient, Inc.*	5,600	63,112
QuinStreet, Inc.*	300	5,103
RealNetworks, Inc.*	10,100	48,783
Reis, Inc.*	1,400	7,994
support.com, Inc.*^	5,000	16,350
TechTarget, Inc.*	2,900	15,167
United Online, Inc.^	43,256	323,555
Web.com Group, Inc.*	4,700	25,615

		1,806,895

IT Services (0.5%)
Acxiom Corp.*	3,100	55,614
Broadridge Financial Solutions, Inc.	11,800	252,284
CACI International, Inc., Class A*^	6,500	317,525
CIBER, Inc.*^	39,236	146,743
Computer Task Group, Inc.*^	1,400	10,150
Convergys Corp.*^	43,196	529,583
CSG Systems International, Inc.*	6,800	142,528
DST Systems, Inc.	600	24,870
Dynamics Research Corp.*	2,927	32,987
Echo Global Logistics, Inc.*	700	9,037
Euronet Worldwide, Inc.*	1,500	27,645
Global Cash Access Holdings, Inc.*	900	7,353
Hackett Group, Inc.*^	4,800	13,344
infoGROUP, Inc.*^	7,400	57,720
Information Services Group, Inc.*^	5,900	20,119
Integral Systems, Inc.*	3,200	30,816
ManTech International Corp., Class A*	700	34,181
MAXIMUS, Inc.	400	24,372
MoneyGram International, Inc.*	3,000	11,430
Ness Technologies, Inc.*	9,500	59,945
Online Resources Corp.*	2,200	8,866
SAIC, Inc.*	24,365	431,260
SRA International, Inc., Class A*	7,500	155,925
StarTek, Inc.*	2,500	17,375
TechTeam Global, Inc.*	1,200	8,124
Tier Technologies, Inc., Class B*	300	2,388
Total System Services, Inc.	10,200	159,732
Unisys Corp.*^	13,346	465,642

		3,057,558

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	1,400	41,440

Semiconductors & Semiconductor Equipment (1.6%)
Actel Corp.*	4,500	62,325
Advanced Energy Industries, Inc.*	1,800	29,808
Advanced Micro Devices, Inc.*	64,088	594,096
Amkor Technology, Inc.*^	11,550	81,659
ANADIGICS, Inc.*	3,100	15,066
Atmel Corp.*	106,300	534,689
ATMI, Inc.*	5,500	106,205
Brooks Automation, Inc.*	15,500	136,710
Cabot Microelectronics Corp.*	5,200	196,716
CEVA, Inc.*	700	8,162
Cirrus Logic, Inc.*^	5,360	44,970
Cohu, Inc.^	5,800	79,866
Conexant Systems, Inc.*	5,600	19,040
Cymer, Inc.*	7,400	276,020
Cypress Semiconductor Corp.*	2,400	27,600
DSP Group, Inc.*	6,100	50,813
Entegris, Inc.*	31,300	157,752
Exar Corp.*	8,600	60,630
Fairchild Semiconductor International, Inc.*	48,877	520,540
FEI Co.*	743	17,022
FormFactor, Inc.*^	700	12,432
GSI Technology, Inc.*	2,500	11,650
Integrated Device Technology, Inc.*	28,900	177,157
Integrated Silicon Solution, Inc.*	3,000	31,650
International Rectifier Corp.*	10,005	229,115
Intersil Corp., Class A	13,500	199,260
IXYS Corp.*	1,100	9,394
Kulicke & Soffa Industries, Inc.*	1,220	8,845
Lattice Semiconductor Corp.*	26,400	96,888
Linear Technology Corp.^	15,000	424,200
LSI Corp.*	158,800	971,856
MEMSIC, Inc.*	3,600	11,484
Micrel, Inc.	6,700	71,422
Microtune, Inc.*	600	1,638
Mindspeed Technologies, Inc.*^	3,000	24,030
MIPS Technologies, Inc.*	6,000	26,760
MKS Instruments, Inc.*	12,312	241,192
Novellus Systems, Inc.*	8,784	219,600
OmniVision Technologies, Inc.*	12,100	207,878
Pericom Semiconductor Corp.*	6,300	67,473
Photronics, Inc.*^	21,600	109,944
Pixelworks, Inc.*	1,700	9,775
PMC-Sierra, Inc.*	53,800	479,896
RF Micro Devices, Inc.*	1,200	5,976
Rudolph Technologies, Inc.*	4,700	40,279
Sigma Designs, Inc.*	1,800	21,114
Silicon Image, Inc.*^	18,700	56,474
Silicon Storage Technology, Inc.*	17,300	52,592
Skyworks Solutions, Inc.*^	19,500	304,200
Standard Microsystems Corp.*	4,100	95,448
Teradyne, Inc.*^	34,120	381,120
Trident Microsystems, Inc.*	14,100	24,534
TriQuint Semiconductor, Inc.*	16,000	112,000
Varian Semiconductor Equipment Associates, Inc.*	40,090	1,327,781
Veeco Instruments, Inc.*	3,800	165,300
Virage Logic Corp.*	2,300	18,078
White Electronic Designs Corp.*	5,100	35,700
Zoran Corp.*	3,200	34,432

		9,338,256

Software (0.6%)
American Software, Inc., Class A^	400	2,324
Compuware Corp.*	57,628	484,075
Deltek, Inc.*	580	4,431
Epicor Software Corp.*	11,800	112,808

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
ePlus, Inc.*	1,500	$26,325
Fair Isaac Corp.^	12,000	304,080
Fortinet, Inc.*	700	12,306
JDA Software Group, Inc.*	3,179	88,440
Lawson Software, Inc.*	20,400	134,844
McAfee, Inc.*	13,460	540,150
Mentor Graphics Corp.*	35,008	280,764
Monotype Imaging Holdings, Inc.*	5,400	52,542
NetScout Systems, Inc.*	300	4,437
Novell, Inc.*	44,700	267,753
Nuance Communications, Inc.*	4,300	71,552
Pervasive Software, Inc.*	3,800	19,228
QAD, Inc.*^	200	1,050
Quest Software, Inc.*	12,300	218,817
Rovi Corp.*	6,800	252,484
SonicWALL, Inc.*	12,500	108,625
Symyx Technologies, Inc.*	1,700	7,633
Synchronoss Technologies, Inc.*	600	11,622
Synopsys, Inc.*	14,363	321,301
Take-Two Interactive Software, Inc.*^	17,500	172,375
THQ, Inc.*^	4,305	30,178
TIBCO Software, Inc.*	24,400	263,276
VASCO Data Security International, Inc.*	300	2,475

		3,795,895

Total Information Technology		41,740,557

Materials (12.1%)
Chemicals (2.6%)
A. Schulman, Inc.	5,806	142,073
Agrium, Inc. (When Issued)	9,420	665,335
Airgas, Inc.	20,000	1,272,400
Albemarle Corp.	21,100	899,493
American Vanguard Corp.	4,300	35,045
Ampal American Israel, Class A*^	3,900	10,842
Arch Chemicals, Inc.	5,272	181,304
Ashland, Inc.	17,077	901,153
Cabot Corp.	22,000	668,800
Cytec Industries, Inc.	19,273	900,820
Eastman Chemical Co.	24,453	1,557,167
Ferro Corp.*	31,300	275,127
FMC Corp.^	17,040	1,031,602
H.B. Fuller Co.	12,100	280,841
Hawkins, Inc.^	100	2,420
Huntsman Corp.	39,600	477,180
ICO, Inc.	6,300	50,904
Innophos Holdings, Inc.^	5,800	161,820
Innospec, Inc.*^	8,900	101,104
International Flavors & Fragrances, Inc.	700	33,369
Intrepid Potash, Inc.*^	700	21,231
Koppers Holdings, Inc.	1,965	55,649
Kraton Performance Polymers, Inc.*	1,600	28,576
Lubrizol Corp.	1,588	145,651
Methanex Corp.	6,100	148,291
Minerals Technologies, Inc.	4,500	233,280
Nalco Holding Co.	25,900	630,147
NewMarket Corp.^	1,100	113,289
NL Industries, Inc.^	1,000	8,580
Olin Corp.	16,900	331,578
OM Group, Inc.*^	13,521	458,091
PolyOne Corp.*	19,000	194,560
Quaker Chemical Corp.	2,800	75,908
Rockwood Holdings, Inc.*	13,210	351,650
RPM International, Inc.	14,570	310,924
Scotts Miracle-Gro Co., Class A	1,930	89,455
Sensient Technologies Corp.	11,732	340,932
ShengdaTech, Inc.*	7,000	52,430
Solutia, Inc.*	29,300	472,023
Spartech Corp.*^	11,484	134,363
Stepan Co.	200	11,178
STR Holdings, Inc.*	900	21,150
Terra Industries, Inc.	7,500	343,200
Valhi, Inc.	1,300	25,584
Valspar Corp.	24,500	722,260
W.R. Grace & Co.*	12,200	338,672
Westlake Chemical Corp.	4,700	121,213
Zoltek Cos., Inc.*	6,900	66,516

		15,495,180

Construction Materials (0.1%)
Headwaters, Inc.*	15,500	71,145
Martin Marietta Materials, Inc.	6,300	526,365
Texas Industries, Inc.	5,900	201,603
U.S. Concrete, Inc.*^	7,700	2,926
United States Lime & Minerals, Inc.*	200	7,734

		809,773

Containers & Packaging (1.3%)
AEP Industries, Inc.*	100	2,602
AptarGroup, Inc.	16,445	647,111
Ball Corp.	7,800	416,364
Bemis Co., Inc.	25,959	745,542
Boise, Inc.*	6,300	38,619
Bway Holding Co.*	2,800	56,280
Graham Packaging Co., Inc.*	2,200	27,610
Graphic Packaging Holding Co.*	27,900	100,719
Greif, Inc., Class A^	19,120	1,050,070
Myers Industries, Inc.	8,100	84,888
Owens-Illinois, Inc.*	30,320	1,077,573
Packaging Corp. of America	22,596	556,088
Pactiv Corp.*	5,206	131,087
Rexam plc	133,337	592,651
Rock-Tenn Co., Class A	2,000	91,140
Sealed Air Corp.	38,164	804,497
Silgan Holdings, Inc.	3,100	186,713
Sonoco Products Co.	24,221	745,765
Temple-Inland, Inc.	26,200	535,266
UFP Technologies, Inc.*	300	3,105

		7,893,690

Metals & Mining (7.5%)
A.M. Castle & Co.*	4,510	58,991
AK Steel Holding Corp.	26,700	610,362
Alcoa, Inc.	164,667	2,344,858
Allied Nevada Gold Corp.*	1,600	26,512
AMCOL International Corp.	4,300	116,960
AngloGold Ashanti Ltd. (ADR)	146,830	5,572,198
Banro Corp.*	955,431	2,025,514
Brush Engineered Materials, Inc.*^	4,900	110,593
Carpenter Technology Corp.	10,601	387,997
Century Aluminum Co.*	13,700	188,512
China Precision Steel, Inc.*	6,400	13,440
Coeur d’Alene Mines Corp.*^	23,040	345,139
Commercial Metals Co.	27,812	418,849
Compass Minerals International, Inc.^	3,500	280,805
Friedman Industries, Inc.	1,900	10,868
General Moly, Inc.*	12,600	41,832
General Steel Holdings, Inc.*^	3,500	14,385
Geovic Mining Corp.*	612,517	404,261
Gold Fields Ltd. (ADR)	471,970	5,956,261
Haynes International, Inc.	3,000	106,590
Hecla Mining Co.*	58,400	319,448

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Horsehead Holding Corp.*	10,400	$123,136
Ivanhoe Mines Ltd.*	83,146	1,447,572
Kaiser Aluminum Corp.	3,930	151,580
Kinross Gold Corp.	441,952	7,552,960
Lihir Gold Ltd. (ADR)	256,858	7,233,121
Novagold Resources, Inc.*	362,648	2,589,307
Olympic Steel, Inc.	2,300	75,095
Reliance Steel & Aluminum Co.	15,416	758,930
Royal Gold, Inc.	7,363	340,244
RTI International Metals, Inc.*^	7,376	223,714
Schnitzer Steel Industries, Inc., Class A	900	47,277
Silver Standard Resources, Inc.*	159,301	2,833,965
Steel Dynamics, Inc.	51,690	903,024
Stillwater Mining Co.*^	8,800	114,224
Sutor Technology Group Ltd.*	2,500	7,250
Synalloy Corp.	500	4,060
Titanium Metals Corp.*	20,265	336,196
U.S. Gold Corp.*	20,000	54,000
Universal Stainless & Alloy Products, Inc.*	1,900	45,581
Worthington Industries, Inc.	1,300	22,477

		44,218,088

Paper & Forest Products (0.6%)
Buckeye Technologies, Inc.*^	15,500	202,740
Clearwater Paper Corp.*^	3,900	192,075
Deltic Timber Corp.^	600	26,430
Domtar Corp.*^	28,768	1,852,947
Glatfelter	11,500	166,635
KapStone Paper and Packaging Corp.*^	11,620	137,929
Louisiana-Pacific Corp.*^	30,700	277,835
Neenah Paper, Inc.	3,900	61,776
Schweitzer-Mauduit International, Inc.	4,300	204,508
Sino-Forest Corp.*	10,300	201,812
Sino-Forest Corp. (ADR)*§	13,700	268,429
Verso Paper Corp.*	6,600	20,064
Wausau Paper Corp.*	6,800	58,072

		3,671,252

Total Materials		72,087,983

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.9%)
Atlantic Tele-Network, Inc.	2,200	98,846
CenturyTel, Inc.^	86,199	3,056,617
Cincinnati Bell, Inc.*^	39,900	136,059
Consolidated Communications Holdings, Inc.	2,800	53,088
Frontier Communications Corp.	41,100	305,784
General Communication, Inc., Class A*^	4,500	25,965
Global Crossing Ltd.*	1,000	15,150
HickoryTech Corp.^	3,425	30,243
IDT Corp., Class B*	2,000	12,960
Iowa Telecommunications Services, Inc.	6,700	111,890
KT Corp. (ADR)	63,804	1,324,571
Level 3 Communications, Inc.*^	401,300	650,106
Premiere Global Services, Inc.*^	6,500	53,690
SureWest Communications*^	3,600	30,924
TELUS Corp. (Non-Voting)	143,120	5,126,558

		11,032,451

Wireless Telecommunication Services (0.9%)
Clearwire Corp., Class A*^	16,100	115,115
Leap Wireless International, Inc.*	3,539	57,898
SK Telecom Co., Ltd. (ADR)	144,698	2,497,487
Syniverse Holdings, Inc.*^	2,900	56,463
Telephone & Data Systems, Inc.	21,195	717,451
Tim Participacoes S.A. (Preference) (ADR)	77,409	2,148,874
USA Mobility, Inc.*	544	6,892

		5,600,180

Total Telecommunication Services		16,632,631

Utilities (7.4%)
Electric Utilities (2.5%)
Allegheny Energy, Inc.	18,400	423,200
Allete, Inc.	7,600	254,448
Centrais Eletricas Brasileiras S.A. (Preference) (ADR)	15,008	271,645
Central Vermont Public Service Corp.	3,400	68,578
Cleco Corp.	14,500	384,975
DPL, Inc.	24,743	672,762
El Paso Electric Co.*	11,600	238,960
Empire District Electric Co.	9,500	171,190
Great Plains Energy, Inc.	33,697	625,753
Hawaiian Electric Industries, Inc.^	22,600	507,370
IDACORP, Inc.	96,690	3,347,408
MGE Energy, Inc.	5,518	195,117
Northeast Utilities	76,024	2,101,303
NV Energy, Inc.	121,640	1,499,821
Pepco Holdings, Inc.	55,248	947,503
Pinnacle West Capital Corp.	27,897	1,052,554
PNM Resources, Inc.	21,800	273,154
Portland General Electric Co.	19,100	368,821
UIL Holdings Corp.	7,200	198,000
UniSource Energy Corp.	8,866	278,747
Unitil Corp.	2,600	60,450
Westar Energy, Inc.	45,400	1,012,420

		14,954,179

Gas Utilities (1.5%)
AGL Resources, Inc.	18,700	722,755
Atmos Energy Corp.	22,700	648,539
Chesapeake Utilities Corp.	2,307	68,748
Energen Corp.	17,200	800,316
Energy, Inc.	1,045	10,659
Laclede Group, Inc.	5,500	185,460
National Fuel Gas Co.	16,812	849,847
New Jersey Resources Corp.	8,700	326,772
Nicor, Inc.	10,900	456,928
Northwest Natural Gas Co.	6,500	302,900
ONEOK, Inc.	34,530	1,576,294
Piedmont Natural Gas Co., Inc.^	16,919	466,626
South Jersey Industries, Inc.	6,389	268,274
Southwest Gas Corp.	11,000	329,120
UGI Corp.	49,420	1,311,607
WGL Holdings, Inc.	12,321	426,923

		8,751,768

Independent Power Producers & Energy Traders (0.2%)
Dynegy, Inc., Class A*	113,900	143,514
Mirant Corp.*	50,400	547,344
RRI Energy, Inc.*	89,200	329,148
U.S. Geothermal, Inc.*	3,400	3,094

		1,023,100

Multi-Utilities (3.0%)
Alliant Energy Corp.	26,936	895,891
Ameren Corp.	297,195	7,750,846
Avista Corp.	14,000	289,940
CenterPoint Energy, Inc.	37,100	532,756
CH Energy Group, Inc.	3,800	155,192

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
CMS Energy Corp.^	60,056	$928,466
Integrys Energy Group, Inc.	14,700	696,486
MDU Resources Group, Inc.	55,633	1,200,560
NorthWestern Corp.	9,300	249,333
NSTAR	26,153	926,339
OGE Energy Corp.	23,500	915,090
SCANA Corp.	29,800	1,120,182
TECO Energy, Inc.	51,929	825,152
Vectren Corp.	20,011	494,672
Wisconsin Energy Corp.^	15,360	758,938

		17,739,843

Water Utilities (0.2%)
American States Water Co.	4,400	152,680
American Water Works Co., Inc.	13,900	302,464
Aqua America, Inc.^	33,439	587,523
Artesian Resources Corp., Class A^	1,600	28,256
California Water Service Group^	4,558	171,427
Connecticut Water Service, Inc.	2,000	46,540
Consolidated Water Co., Ltd.	2,400	32,592
Middlesex Water Co.	3,200	54,560
Pennichuck Corp.^	900	21,159
SJW Corp.	3,400	86,428
Southwest Water Co.	6,800	70,992
York Water Co.^	1,800	24,750

		1,579,371

Total Utilities		44,048,261

Total Common Stocks (93.4%) (Cost $417,127,728)		554,868,652

CONVERTIBLE PREFERRED STOCKS:
Financials (0.4%)
Commercial Banks (0.0%)
Umpqua Holdings Corp.
15.000%*^	15,800	208,086

Insurance (0.4%)
Old Republic International Corp.
8.000%	1,602,000	2,006,505

Total Convertible Preferred Stocks (0.4%) (Cost $2,151,595)		2,214,591

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $61,749)	4,453	71,960

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (4.1%)
Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Delta Petroleum Corp.
3.750%, 5/1/37	$4,773,000	3,722,940
Goodrich Petroleum Corp.
3.250%, 12/1/26	3,904,000	3,645,360
USEC, Inc.
3.000%, 10/1/14	5,088,000	4,108,560

Total Energy		11,476,860

Health Care (0.8%)
Biotechnology (0.3%)
Cubist Pharmaceuticals, Inc.
2.250%, 6/15/13	1,862,000	1,845,707

Health Care Providers & Services (0.5%)
Omnicare, Inc. Series OCR
3.250%, 12/15/35	3,303,000	2,795,164

Total Health Care		4,640,871

Industrials (0.5%)
Airlines (0.2%)
JetBlue Airways Corp. Series B
6.750%, 10/15/39	938,000	1,313,200

Building Products (0.3%)
Griffon Corp. Series 2ND
4.000%, 7/18/23	1,581,000	1,586,929

Total Industrials		2,900,129

Information Technology (0.6%)
Communications Equipment (0.6%)
Alcatel-Lucent USA, Inc. Series A
2.875%, 6/15/23	3,715,000	3,705,713

Total Information Technology		3,705,713

Telecommunication Services (0.3%)
Wireless Telecommunication Services (0.3%)
NII Holdings, Inc.
3.125%, 6/15/12	2,044,000	1,929,025

Total Telecommunication Services		1,929,025

Total Convertible Bonds		24,652,598

Total Long-Term Debt Securities (4.1%) (Cost $19,046,474)		24,652,598

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.7%)
Credit Suisse (USA) LLC, Repurchase Agreement
0.03%, 4/1/10 (u)	12,526,055	12,526,055
Lehman Brothers Holdings, Inc.
0.00%, 4/1/10 (h)(s)	2,889,981	664,695
Monumental Global Funding II
0.43%, 5/26/10 (l)	5,430,000	5,391,447
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,469,913	3,448,031

Total Short-Term Investments of Cash Collateral for Securities Loaned		22,030,228

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (2.9%)
JPMorgan Chase Nassau
0.000%, 4/1/10	$17,314,247	$17,314,247

Total Short-Term Investments (6.6%) (Cost/Amortized Cost $41,630,195)		39,344,475

Total Investments (104.5%) (Cost/Amortized Cost $480,017,741)		621,152,276
Other Assets Less Liabilities (-4.5%)		(26,759,951)

Net Assets (100%)		$594,392,325

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,143,729 or 0.2% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $1,411,865 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.000%-8.000%, maturing 4/1/12 to 4/1/40, which had a total value of $12,776,576.

Glossary:

ADR — American Depositary Receipt

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	13	June-10	$877,716	$880,230	$2,514
S&P MidCap 400 E-Mini Index	49	June-10	3,841,073	3,861,690	20,617

					$23,131

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$57,532,465	$636,683	$—	$58,169,148
Consumer Staples	30,144,114	437,198	—	30,581,312
Energy	48,799,632	483,039	1,143,436	50,426,107
Financials	138,674,643	31,500	293	138,706,436
Health Care	37,370,496	—	—	37,370,496
Industrials	65,101,797	3,924	—	65,105,721
Information Technology	40,797,723	942,834	—	41,740,557
Materials	71,495,332	592,651	—	72,087,983

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Telecommunication Services	$16,632,631	$—	$—	$16,632,631
Utilities	44,048,261	—	—	44,048,261
Convertible Bonds
Energy	—	11,476,860	—	11,476,860
Health Care	—	4,640,871	—	4,640,871
Industrials	—	2,900,129	—	2,900,129
Information Technology	—	3,705,713	—	3,705,713
Telecommunication Services	—	1,929,025	—	1,929,025
Convertible Preferred Stocks
Financials	208,086	2,006,505	—	2,214,591
Futures	23,131	—	—	23,131
Investment Companies
Investment Companies	71,960	—	—	71,960
Short-Term Investments	—	39,344,475	—	39,344,475

Total Assets	$550,900,271	$69,131,407	$1,143,729	$621,175,407

Total Liabilities	$—	$—	$—	$—

Total	$550,900,271	$69,131,407	$1,143,729	$621,175,407

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities -Energy	Investments in Securities -Financials
Balance as of 12/31/09	$1,100,162	$425
Total gains or losses (realized/unrealized) included in earnings	43,274	(132)
Purchases, sales, issuances, and settlements (net)	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/10	$1,143,436	$293

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$43,274	$(132)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$54,889,259
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$62,861,331

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,103,583
Aggregate gross unrealized depreciation	(11,923,837)

Net unrealized appreciation	$134,179,746

Federal income tax cost of investments	$486,972,530

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had loaned securities with a total value of $23,453,664. This was secured by collateral of $24,297,757 which was received as cash and subsequently invested in short-term investments currently valued at $22,030,228 as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $319,907,273 of which $86,955,157 expires in the year 2016, and $232,952,116 expires in the year 2017.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.4%)
Asset-Backed Securities (0.8%)
AEP Texas Central Transition Funding LLC, Series 2002-1 A5
6.250%, 1/15/17	$75,000	$85,831
Capital One Multi-Asset Execution Trust, Series 2006-A6 A6
5.300%, 2/18/14	500,000	522,402
Series 2007-A7 A7
5.750%, 7/15/20	600,000	668,030
Series 2009-A2 A2
3.200%, 4/15/14	1,500,000	1,538,781
Chase Issuance Trust, Series 2008-A9 A9
4.260%, 5/15/13	500,000	518,876
Series 2009-A2 A2
1.780%, 4/15/14(l)	2,800,000	2,868,694
Series 2009-A3 A3
2.400%, 6/17/13	495,000	503,838
Citibank Credit Card Issuance Trust, Series 2003-A10 A10
4.750%, 12/10/15	150,000	161,618
Series 2007-A8 A8
5.650%, 9/20/19	100,000	111,071
Series 2009-A4 A4
4.900%, 6/23/16	200,000	216,477
Daimler Chrysler Auto Trust, Series 2007-A A4
5.280%, 3/8/13	150,000	157,655
Ford Credit Auto Owner Trust, Series 2007-B A4A
5.240%, 7/15/12	100,000	104,620
Series 2008-C A3
1.650%, 6/15/12(l)	2,552,228	2,567,383
Series 2009-E A2
0.800%, 3/15/12	3,000,000	3,002,473
Franklin Auto Trust, Series 2008-A A2
1.240%, 10/20/11(l)	558,509	558,866
Nissan Auto Receivables Owner Trust, Series 2007-B A4
5.160%, 3/17/14	150,000	156,259

		13,742,874

Non-Agency CMO (2.6%)
Banc of America Commercial Mortgage, Inc., Series 2004-6 A5
4.811%, 12/10/42	1,000,000	1,023,617
Series 2006-6 A4
5.356%, 10/10/45	450,000	456,761
Series 2007-2 A4
5.689%, 4/10/49(l)	500,000	477,455
Series 2007-3 A4
5.658%, 6/10/49(l)	801,000	714,031
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T12 A4
4.680%, 8/13/39(l)	1,205,000	1,248,700
Series 2004-T16 A6
4.750%, 2/13/46(l)	790,000	797,096
Series 2006-T22 A4
5.463%, 4/12/38(l)	675,000	706,497
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A2B
5.205%, 12/11/49	1,130,000	1,129,920
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A4
4.982%, 5/10/43(l)	1,000,000	1,023,612
Credit Suisse Mortgage Capital Certificates, Series 2006-C4 A3
5.467%, 9/15/39	1,000,000	936,711
Series 2010-RR1 2A
5.695%, 9/17/40(l)§	700,000	679,567
Series 2010-RR1 3A
5.658%, 6/10/49(l)§	700,000	693,598
CS First Boston Mortgage Securities Corp., Series 2004-C2 A1
3.819%, 5/15/36	388,508	388,633
Series 2004-C4 A6
4.691%, 10/15/39	1,210,000	1,228,866
EMF-NL B.V., Series 2008-APRX A2
1.480%, 4/17/41(l)(m)†	1,000,000	1,038,963
GE Capital Commercial Mortgage Corp., Series 2007-C1 A4
5.543%, 12/10/49	1,500,000	1,369,709
Greenpoint Mortgage Funding Trust, Series 2007-AR1 3A1
0.346%, 2/25/37(l)	118,042	92,618
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4
4.799%, 8/10/42(l)	417,000	425,544
GS Mortgage Securities Corp. II, Series 2001-ROCK A2
6.624%, 5/3/18§	300,000	315,164
Series 2004-GG2 A6
5.396%, 8/10/38(l)	1,700,000	1,772,786
Hilton Hotel Pool Trust, Series 2000-HLTA B
0.728%, 10/3/15(l)§	2,900,000	2,897,949
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7 A4
4.879%, 1/12/38(l)	2,000,000	2,084,697
Series 2005-LDP1 A3
4.865%, 3/15/46	1,000,000	1,006,381
Series 2006-CB15 A4
5.814%, 6/12/43(l)	1,535,000	1,541,102
Series 2007-CB18 A4
5.440%, 6/12/47	1,250,000	1,228,635
LB-UBS Commercial Mortgage Trust, Series 2004-C1 A4
4.568%, 1/15/31	1,415,000	1,448,333
Series 2004-C2 A4
4.367%, 3/15/36	1,000,000	1,015,145
Series 2007-C6 A4
5.858%, 7/15/40(l)	1,250,000	1,219,058
Series 2007-C7 A3
5.866%, 9/15/45(l)	1,050,000	1,047,646
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	1,110,000	1,116,213
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5 A4
5.378%, 8/12/48	1,500,000	1,252,874
Morgan Stanley Capital I, Inc., Series 2005-IQ9 A5
4.700%, 7/15/56	775,000	782,530

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-HQ12 A5
5.631%, 4/12/49(l)	$1,250,000	$1,221,987
Series 2007-T25 A3
5.514%, 11/12/49(l)	1,400,000	1,390,921
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3 A4
6.390%, 7/15/33	995,227	1,031,201
Series 2001-TOP5 A4
6.390%, 10/15/35	933,092	977,422
Series 2003-TOP9 A2
4.740%, 11/13/36	130,000	134,044
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8 A4
4.964%, 11/15/35(l)	1,000,000	1,038,701
Series 2004-C11 A5
5.215%, 1/15/41(l)	1,500,000	1,528,209
Series 2007-C30 A5
5.342%, 12/15/43	695,000	593,611
Series 2007-C33 A4
5.902%, 2/15/51(l)	1,000,000	932,493
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17 A1A1
0.516%, 12/25/45(l)	364,567	277,618

		42,286,618

Total Asset-Backed and Mortgage-Backed Securities		56,029,492

Convertible Bond (0.1%)
Financials (0.1%)
Commercial Banks (0.1%)
U.S. Bancorp
0.000%, 12/11/35(l)	$2,400,000	2,376,000

Total Financials		2,376,000

Total Convertible Bonds		2,376,000

Corporate Bonds (38.1%)
Consumer Discretionary (4.1%)
Auto Components (0.3%)
American Tire Distributors, Inc.
6.501%, 4/1/12(l)	$4,500,000	4,055,625
Johnson Controls, Inc.
5.000%, 3/30/20	50,000	49,879
Lear Corp.
8.125%, 3/15/20^	600,000	609,750

		4,715,254

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	700,000	776,048

Distributors (0.0%)
SGS International, Inc.
12.000%, 12/15/13	700,000	735,875

Hotels, Restaurants & Leisure (0.6%)
Dave & Buster’s, Inc.
11.250%, 3/15/14	1,742,000	1,829,100
El Pollo Loco, Inc.
11.750%, 11/15/13	750,000	667,500
Harrahs Operating Co., Inc.
11.250%, 6/1/17^	1,350,000	1,454,625
International Game Technology
7.500%, 6/15/19	50,000	56,632
Landry’s Restaurants, Inc.
11.625%, 12/1/15^§	1,450,000	1,558,750
McDonald’s Corp.
4.300%, 3/1/13	200,000	213,064
5.350%, 3/1/18	500,000	542,224
Travelport LLC
11.875%, 9/1/16^	775,000	849,594
Wendy’s/Arby’s Restaurants LLC
10.000%, 7/15/16	1,950,000	2,096,250
Yum! Brands, Inc.
6.875%, 11/15/37	250,000	271,451

		9,539,190

Household Durables (0.3%)
Blyth, Inc.
5.500%, 11/1/13	2,050,000	1,775,813
Fortune Brands, Inc.
3.000%, 6/1/12	200,000	200,402
5.375%, 1/15/16	350,000	364,648
Sealy Mattress Co.
8.250%, 6/15/14	1,500,000	1,500,000
Toll Brothers Finance Corp.
6.750%, 11/1/19	100,000	101,042
Whirlpool Corp.
8.000%, 5/1/12	115,000	126,392
5.500%, 3/1/13	200,000	209,349
8.600%, 5/1/14	35,000	40,618

		4,318,264

Internet & Catalog Retail (0.3%)
Affinion Group, Inc.
10.125%, 10/15/13^	1,900,000	1,947,500
Catalina Marketing Corp.
10.500%, 10/1/15 PIK§	1,925,000	2,016,437
Visant Corp.
7.625%, 10/1/12	510,000	511,275

		4,475,212

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.350%, 3/15/40	65,000	64,223

Media (2.3%)
Allbritton Communications Co.
7.750%, 12/15/12	513,000	514,283
CBS Corp.
6.625%, 5/15/11	200,000	210,033
5.625%, 8/15/12	200,000	215,742
8.875%, 5/15/19	125,000	151,001
Clear Channel Worldwide Holdings, Inc. Series A
9.250%, 12/15/17§	1,025,000	1,064,719
Series B
9.250%, 12/15/17^§	400,000	418,000
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	183,000	212,123
Comcast Corp.
5.900%, 3/15/16	400,000	436,955
6.500%, 1/15/17	400,000	444,684
5.700%, 7/1/19	100,000	104,420
6.950%, 8/15/37	400,000	432,727
6.550%, 7/1/39	100,000	103,486
COX Communications, Inc.
7.125%, 10/1/12	200,000	223,532
CSC Holdings LLC Series B
7.625%, 4/1/11	200,000	208,750

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
CW Media Holdings, Inc.
13.500%, 8/15/15 PIK§	$468,486	$520,019
DIRECTV Holdings LLC
3.550%, 3/15/15§	95,000	93,475
5.200%, 3/15/20§	130,000	127,986
6.350%, 3/15/40§	60,000	59,560
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
7.625%, 5/15/16	223,000	249,760
Gallery Capital S.A.
10.125%, 5/15/13(h)§	3,550,000	1,420,000
Grupo Televisa SA
6.625%, 1/15/40	250,000	249,644
Hughes Network Systems LLC/HNS Finance Corp.
9.500%, 4/15/14	1,500,000	1,526,250
Intelsat Intermediate Holding Co., Ltd.
9.500%, 2/1/15(e)	1,700,000	1,759,500
Interpublic Group of Cos., Inc.
10.000%, 7/15/17	1,000,000	1,131,250
Kabel Deutschland GmbH
10.625%, 7/1/14	2,000,000	2,097,500
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17	5,071,000	3,638,442
Network Communications, Inc.
10.750%, 12/1/13	7,350,000	3,785,250
News America, Inc.
6.900%, 3/1/19	500,000	568,231
6.150%, 3/1/37	100,000	98,570
6.650%, 11/15/37	200,000	210,341
Nielsen Finance LLC/Nielsen Finance Co.
11.500%, 5/1/16^	1,000,000	1,130,000
Omnicom Group, Inc.
6.250%, 7/15/19	200,000	216,656
Rainbow National Services LLC
10.375%, 9/1/14§	2,520,000	2,655,450
Reader’s Digest Association, Inc.
9.000%, 2/15/17(h)†	8,000,000	—
Sirius XM Radio, Inc.
8.750%, 4/1/15^§	825,000	821,906
Thomson Reuters Corp.
6.500%, 7/15/18	500,000	564,248
4.700%, 10/15/19	50,000	50,255
Time Warner Cable, Inc.
6.200%, 7/1/13	200,000	220,699
3.500%, 2/1/15	100,000	100,085
5.850%, 5/1/17	400,000	428,300
8.250%, 4/1/19	700,000	847,062
5.000%, 2/1/20	75,000	73,948
6.550%, 5/1/37	200,000	204,421
6.750%, 6/15/39	150,000	157,351
Time Warner, Inc.
6.875%, 5/1/12	500,000	549,977
5.875%, 11/15/16	200,000	218,508
7.625%, 4/15/31	350,000	399,742
7.700%, 5/1/32	300,000	346,252
Viacom, Inc.
4.375%, 9/15/14	100,000	103,319
5.625%, 9/15/19	100,000	103,869
6.875%, 4/30/36	200,000	212,037
Walt Disney Co.
4.500%, 12/15/13	500,000	538,464
WMG Acquisition Corp.
9.500%, 6/15/16^§	1,900,000	2,030,625
WPP Finance UK Corp.
5.875%, 6/15/14	900,000	951,656
XM Satellite Radio, Inc.
11.250%, 6/15/13§	2,050,000	2,219,125

		37,420,188

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	200,000	222,501
Nordstrom, Inc.
6.750%, 6/1/14	60,000	67,374
Target Corp.
5.125%, 1/15/13	400,000	434,297
6.000%, 1/15/18	200,000	223,916
7.000%, 1/15/38	200,000	231,186

		1,179,274

Specialty Retail (0.2%)
AutoZone, Inc.
5.750%, 1/15/15	150,000	161,906
Home Depot, Inc.
5.400%, 3/1/16	200,000	216,120
5.875%, 12/16/36	500,000	485,213
Lowe’s Cos., Inc.
5.600%, 9/15/12	200,000	220,633
Staples, Inc.
9.750%, 1/15/14	500,000	606,165
Toys R Us Property Co. I LLC
10.750%, 7/15/17^§	1,250,000	1,393,750
Toys R Us Property Co. II LLC
8.500%, 12/1/17§	1,000,000	1,037,500

		4,121,287

Total Consumer Discretionary		67,344,815

Consumer Staples (2.4%)
Beverages (0.5%)
Anheuser-Busch Cos., Inc.
6.000%, 4/15/11	200,000	209,288
4.950%, 1/15/14	200,000	212,548
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	725,000	744,458
4.125%, 1/15/15	125,000	128,612
5.375%, 1/15/20	575,000	593,159
6.375%, 1/15/40	250,000	266,840
Bottling Group LLC
6.950%, 3/15/14	300,000	347,313
Coca-Cola Co.
5.350%, 11/15/17	400,000	440,058
Coca-Cola Enterprises, Inc.
8.500%, 2/1/12	200,000	225,501
7.375%, 3/3/14	300,000	350,526
6.950%, 11/15/26	500,000	592,170
Diageo Capital plc
5.750%, 10/23/17	200,000	216,698
Diageo Finance B.V.
5.500%, 4/1/13	400,000	436,223
3.250%, 1/15/15	50,000	50,194
PepsiCo, Inc.
3.100%, 1/15/15	100,000	101,061
5.000%, 6/1/18	200,000	210,766
7.900%, 11/1/18^	2,700,000	3,344,093
4.500%, 1/15/20	100,000	101,131
5.500%, 1/15/40	50,000	49,504

		8,620,143

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.
5.500%, 3/15/17	200,000	219,473

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
CVS Caremark Corp.
5.750%, 6/1/17	$200,000	$215,678
6.600%, 3/15/19	300,000	335,405
6.250%, 6/1/27	100,000	103,844
CVS Pass-Through Trust
7.507%, 1/10/32§	1,397,074	1,553,574
Great Atlantic & Pacific Tea Co., Inc.
11.375%, 8/1/15^§	920,300	906,496
Kroger Co.
3.900%, 10/1/15	100,000	101,227
6.150%, 1/15/20	300,000	325,667
Rite Aid Corp.
8.625%, 3/1/15^	750,000	641,250
10.375%, 7/15/16	1,300,000	1,374,750
10.250%, 10/15/19^	400,000	427,000
Safeway, Inc.
6.350%, 8/15/17	200,000	221,515
Tops Markets LLC
10.125%, 10/15/15§	800,000	832,000
U.S. Foodservice, Inc.
10.250%, 6/30/15(b)§	1,840,000	1,913,600
Walgreen Co.
4.875%, 8/1/13	200,000	217,732
Wal-Mart Stores, Inc.
4.550%, 5/1/13	400,000	430,092
5.800%, 2/15/18	500,000	558,001
6.500%, 8/15/37	500,000	554,305
6.200%, 4/15/38	100,000	107,690

		11,039,299

Food Products (0.6%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	700,000	745,625
Campbell Soup Co.
3.375%, 8/15/14	100,000	102,714
ConAgra Foods, Inc.
8.250%, 9/15/30	100,000	122,633
General Mills, Inc.
5.650%, 9/10/12	200,000	218,018
5.650%, 2/15/19	300,000	321,785
H.J. Heinz Co.
5.350%, 7/15/13	300,000	325,306
Hershey Co.
5.000%, 4/1/13	1,000,000	1,073,533
Kellogg Co.
4.250%, 3/6/13	200,000	211,290
4.450%, 5/30/16	500,000	531,044
Kraft Foods, Inc.
6.250%, 6/1/12	1,100,000	1,203,812
6.750%, 2/19/14	2,900,000	3,260,983
4.125%, 2/9/16	100,000	101,331
6.125%, 2/1/18	200,000	218,878
5.375%, 2/10/20	150,000	152,453
6.875%, 2/1/38	200,000	216,366
6.500%, 2/9/40	250,000	259,070
Ralcorp Holdings, Inc.
6.625%, 8/15/39§	100,000	99,413
Sara Lee Corp.
6.125%, 11/1/32	100,000	98,256
Viskase Cos., Inc.
9.875%, 1/15/18§	1,000,000	1,012,500

		10,275,010

Household Products (0.3%)
American Achievement Corp.
8.250%, 4/1/12§	1,735,000	1,717,650
Clorox Co.
5.000%, 3/1/13	300,000	324,536
3.550%, 11/1/15	50,000	50,673
Colgate-Palmolive Co.
3.150%, 8/5/15	40,000	40,393
Diversey Holdings, Inc.
10.500%, 5/15/20§	1,300,000	1,417,000
Kimberly-Clark Corp.
6.125%, 8/1/17	200,000	225,344
Procter & Gamble Co.
3.500%, 2/15/15	300,000	307,285
4.850%, 12/15/15	200,000	219,296
4.700%, 2/15/19	300,000	307,663
5.550%, 3/5/37	100,000	101,115

		4,710,955

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	300,000	328,943

Tobacco (0.3%)
Altria Group, Inc.
7.750%, 2/6/14^	500,000	571,863
9.250%, 8/6/19	600,000	729,079
9.950%, 11/10/38	200,000	262,633
Lorillard Tobacco Co.
8.125%, 6/23/19	65,000	71,611
Philip Morris International, Inc.
6.875%, 3/17/14	500,000	572,559
5.650%, 5/16/18	200,000	215,334
Reynolds American, Inc.
7.250%, 6/1/13	200,000	222,391
Vector Group Ltd.
11.000%, 8/15/15(b)	2,025,000	2,126,250

		4,771,720

Total Consumer Staples		39,746,070

Energy (2.8%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.
6.500%, 11/15/13	200,000	228,686
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	65,000	70,585
Geokinetics Holdings USA, Inc.
9.750%, 12/15/14^§	825,000	773,438
Halliburton Co.
6.150%, 9/15/19	300,000	336,255
7.450%, 9/15/39	200,000	244,020
Parker Drilling Co.
9.125%, 4/1/18^§	650,000	665,437
Rowan Cos., Inc.
7.875%, 8/1/19	65,000	74,446
Transocean, Inc.
6.000%, 3/15/18	100,000	108,855
6.800%, 3/15/38	200,000	224,578
Weatherford International Ltd.
6.000%, 3/15/18	200,000	208,871

		2,935,171

Oil, Gas & Consumable Fuels (2.6%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	400,000	435,788
6.450%, 9/15/36	400,000	407,656
Apache Corp.
5.250%, 4/15/13	100,000	108,806
6.000%, 9/15/13	665,000	745,069
6.000%, 1/15/37	250,000	263,046

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Buckeye Partners LP
5.500%, 8/15/19	$75,000	$75,924
Canadian Natural Resources Ltd.
6.250%, 3/15/38	200,000	206,809
Cenovus Energy, Inc.
5.700%, 10/15/19§	250,000	262,878
6.750%, 11/15/39§	250,000	271,141
Chevron Corp.
3.950%, 3/3/14	1,000,000	1,044,349
Conoco Funding Co.
6.350%, 10/15/11	200,000	215,743
Conoco, Inc.
6.950%, 4/15/29	350,000	401,731
ConocoPhillips
4.750%, 2/1/14	500,000	537,663
5.900%, 5/15/38	100,000	103,207
6.500%, 2/1/39	300,000	335,117
ConocoPhillips Canada Funding Co. I
5.300%, 4/15/12	1,500,000	1,611,149
5.625%, 10/15/16	300,000	333,951
Devon Financing Corp. ULC
7.875%, 9/30/31	400,000	496,630
El Paso Corp.
7.000%, 5/15/11	1,000,000	1,035,195
EnCana Corp.
5.900%, 12/1/17	100,000	108,212
6.500%, 5/15/19	25,000	27,884
6.625%, 8/15/37	350,000	375,881
Energy Transfer Partners LP
8.500%, 4/15/14	1,500,000	1,744,995
9.000%, 4/15/19	500,000	613,956
Energy XXI Gulf Coast, Inc.
16.000%, 6/15/14 PIK(b)§	2,003,666	2,314,234
Enterprise Products Operating LLC
6.125%, 10/15/39	250,000	245,807
Series L
6.300%, 9/15/17	300,000	329,544
EOG Resources, Inc.
5.625%, 6/1/19	90,000	96,593
Hess Corp.
8.125%, 2/15/19	500,000	609,475
Husky Energy, Inc.
5.900%, 6/15/14	105,000	114,270
7.250%, 12/15/19	65,000	75,289
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	300,000	315,200
5.850%, 9/15/12	900,000	977,802
5.950%, 2/15/18	200,000	214,509
9.000%, 2/1/19^	2,050,000	2,557,789
6.850%, 2/15/20	30,000	33,655
5.800%, 3/15/35	200,000	187,974
Linn Energy LLC
9.875%, 7/1/18	1,325,000	1,417,750
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20§	1,350,000	1,351,688
Magellan Midstream Partners LP
6.550%, 7/15/19	1,400,000	1,550,580
Marathon Oil Corp.
5.900%, 3/15/18	400,000	426,729
7.500%, 2/15/19	300,000	352,381
6.600%, 10/1/37	100,000	104,973
Mariner Energy, Inc.
11.750%, 6/30/16^	1,650,000	1,852,125
Nexen, Inc.
6.200%, 7/30/19	45,000	48,516
6.400%, 5/15/37	200,000	201,605
7.500%, 7/30/39	60,000	68,441
Occidental Petroleum Corp.
4.125%, 6/1/16	150,000	154,543
Ocean Energy, Inc.
7.250%, 10/1/11	1,000,000	1,082,303
ONEOK Partners LP
8.625%, 3/1/19	500,000	617,423
Petrobras International Finance Co.
5.875%, 3/1/18	500,000	522,175
7.875%, 3/15/19	350,000	409,345
5.750%, 1/20/20	250,000	256,123
PetroHawk Energy Corp.
10.500%, 8/1/14^	1,600,000	1,766,000
Petroleos Mexicanos
8.000%, 5/3/19	1,000,000	1,172,500
Shell International Finance B.V.
4.950%, 3/22/12	100,000	107,299
1.875%, 3/25/13	1,545,000	1,543,486
4.375%, 3/25/20	100,000	99,138
6.375%, 12/15/38	300,000	330,362
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	539,186
Statoil ASA
7.150%, 1/15/29	100,000	115,722
Suncor Energy, Inc.
7.150%, 2/1/32	100,000	110,411
6.500%, 6/15/38	200,000	208,553
Talisman Energy, Inc.
7.750%, 6/1/19	340,000	405,127
Trans-Canada Pipelines Ltd.
7.250%, 8/15/38	400,000	466,665
Valero Energy Corp.
6.875%, 4/15/12	1,400,000	1,517,148
4.750%, 6/15/13	100,000	103,328
4.500%, 2/1/15	45,000	45,082
6.125%, 2/1/20	65,000	65,016
6.625%, 6/15/37	100,000	95,106
Williams Cos., Inc.
8.750%, 3/15/32	297,000	361,846
XTO Energy, Inc.
7.500%, 4/15/12	200,000	224,068
5.900%, 8/1/12	1,500,000	1,647,258
6.250%, 4/15/13	983,000	1,097,559
5.750%, 12/15/13	400,000	445,635
6.500%, 12/15/18	400,000	461,659
6.750%, 8/1/37	100,000	117,080

		43,296,855

Total Energy		46,232,026

Financials (14.7%)
Capital Markets (2.1%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	400,000	433,678
5.125%, 8/27/13	300,000	327,392
4.300%, 5/15/14	115,000	121,060
Bear Stearns Cos. LLC
5.700%, 11/15/14	200,000	217,802
BlackRock, Inc.
3.500%, 12/10/14	100,000	101,228
5.000%, 12/10/19	100,000	100,103
Charles Schwab Corp.
4.950%, 6/1/14	50,000	53,312
Credit Suisse USA, Inc.
5.375%, 3/2/16	300,000	319,293

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Deutsche Bank AG/London
5.375%, 10/12/12		$100,000	$108,825
2.375%, 1/11/13		250,000	250,424
4.875%, 5/20/13		400,000	428,650
6.000%, 9/1/17		500,000	548,222
Goldman Sachs Group, Inc.
6.600%, 1/15/12		400,000	434,019
3.250%, 6/15/12		2,110,000	2,200,089
3.625%, 8/1/12		145,000	150,161
5.450%, 11/1/12		500,000	540,501
5.150%, 1/15/14		800,000	848,524
6.000%, 5/1/14		75,000	82,124
5.350%, 1/15/16		600,000	632,054
5.950%, 1/18/18		800,000	839,318
7.500%, 2/15/19		500,000	571,399
6.125%, 2/15/33		200,000	197,680
6.750%, 10/1/37		750,000	749,058
Jefferies Group, Inc.
8.500%, 7/15/19		350,000	388,270
Macquarie Bank Ltd.
2.600%, 1/20/12§		2,900,000	2,959,995
3.300%, 7/17/14§		3,000,000	3,040,638
Merrill Lynch & Co., Inc.
6.150%, 4/25/13		400,000	430,681
0.711%, 1/15/15(l)		1,000,000	931,423
6.875%, 4/25/18		950,000	1,023,786
6.110%, 1/29/37		500,000	460,046
7.750%, 5/14/38		400,000	443,388
Morgan Stanley
6.750%, 4/15/11		400,000	422,259
0.499%, 1/9/12(l)		1,400,000	1,384,163
6.600%, 4/1/12		700,000	759,478
1.950%, 6/20/12		840,000	852,678
4.643%, 8/8/12(l)	AUD	2,100,000	1,869,193
5.300%, 3/1/13		$400,000	425,694
4.750%, 4/1/14		400,000	408,431
6.000%, 5/13/14		3,600,000	3,888,493
6.000%, 4/28/15		300,000	321,365
5.450%, 1/9/17		300,000	304,172
5.550%, 4/27/17		200,000	204,548
5.950%, 12/28/17		400,000	410,948
6.625%, 4/1/18		600,000	639,948
7.300%, 5/13/19		100,000	110,481
5.625%, 9/23/19		500,000	498,237
Nomura Holdings, Inc.
5.000%, 3/4/15		150,000	153,332
6.700%, 3/4/20		135,000	140,105
Northern Trust Corp.
4.625%, 5/1/14		40,000	42,541
Piper Jaffray Cos.
4.390%, 12/31/10(b)(l)§†		2,000,000	1,988,195
Raymond James Financial, Inc.
8.600%, 8/15/19		100,000	114,289

			34,871,693

Certificates of Deposit (0.1%)
Deutsche Bank AG/New York
0.604%, 1/19/12(l)		1,000,000	999,950
Intesa Sanpaolo S.p.A.
0.804%, 1/19/12(l)		1,000,000	999,620

			1,999,570

Commercial Banks (6.1%)
American Express Bank FSB
3.150%, 12/9/11		850,000	881,075
American Express Centurion Bank
5.550%, 10/17/12		3,400,000	3,665,183
Banco Bilbao Vizcaya Argentaria/Puerto Rico
0.252%, 5/25/12(l)		3,000,000	2,998,482
Bank of Nova Scotia
2.250%, 1/22/13		100,000	100,922
3.400%, 1/22/15		200,000	201,316
Barclays Bank plc
5.450%, 9/12/12		400,000	431,196
5.000%, 9/22/16		500,000	513,935
6.750%, 5/22/19		150,000	165,944
BB&T Corp.
3.375%, 9/25/13		200,000	204,130
6.850%, 4/30/19		350,000	397,914
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12		200,000	200,838
Canadian Imperial Bank of Commerce
2.000%, 2/4/13§		2,900,000	2,911,182
CapitalSource, Inc.
12.750%, 7/15/14§		1,825,000	2,089,625
CIT Group, Inc.
7.000%, 5/1/13^		400,000	389,000
7.000%, 5/1/16		625,000	576,563
Citibank N.A.
1.250%, 9/22/11		200,000	201,302
Citigroup, Inc.
6.010%, 1/15/15		750,000	787,926
Commonwealth Bank of Australia
0.634%, 12/10/12(l)§		2,900,000	2,898,501
0.671%, 7/12/13(l)§		2,900,000	2,916,089
Credit Suisse AG
5.400%, 1/14/20		500,000	503,909
Credit Suisse AG/New York
3.450%, 7/2/12		200,000	207,038
5.000%, 5/15/13		900,000	967,300
5.500%, 5/1/14		250,000	272,108
6.000%, 2/15/18		300,000	317,634
Danske Bank A/S
0.602%, 5/24/12(l)§		1,000,000	996,965
Dexia Credit Local S.A.
0.928%, 9/23/11(l)§		1,000,000	1,007,148
Dexia Credit Local S.A./New York
0.652%, 3/5/13(l)§		3,000,000	3,002,298
Fifth Third Bancorp
8.250%, 3/1/38		250,000	262,687
GMAC, Inc.
1.750%, 10/30/12		300,000	301,736
2.200%, 12/19/12		1,000,000	1,015,027
HSBC Bank USA/New York
4.625%, 4/1/14		400,000	417,354
HSBC Capital Funding LP/Jersey Channel Islands
9.547%, 12/31/49(l)§		250,000	253,125
HSBC Holdings plc
6.500%, 5/2/36		400,000	412,190
6.500%, 9/15/37		400,000	414,633
ING Bank N.V.
1.090%, 3/30/12(b)(l)§		1,500,000	1,499,715
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		900,000	959,546
KeyCorp
6.500%, 5/14/13		500,000	533,954
Korea Development Bank
4.375%, 8/10/15		115,000	116,719
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11		1,900,000	1,965,767
2.000%, 1/17/12		1,200,000	1,219,325
3.250%, 3/15/13		500,000	519,816

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 3/10/14	$1,500,000	$1,560,961
4.500%, 7/16/18	900,000	946,300
4.000%, 1/27/20	500,000	498,249
(Zero Coupon), 6/29/37	500,000	122,560
Landwirtschaftliche Rentenbank
3.250%, 3/15/13	1,000,000	1,037,012
Lloyds TSB Bank plc
2.300%, 4/1/11§	3,100,000	3,152,536
1.251%, 4/2/12(l)§	2,700,000	2,740,087
Oesterreichische Kontrollbank AG
1.875%, 3/21/12	1,500,000	1,518,835
PNC Funding Corp.
3.625%, 2/8/15	75,000	75,449
5.625%, 2/1/17	600,000	619,100
Rabobank Nederland N.V.
0.568%, 10/11/12(l)	2,900,000	2,865,458
Regions Bank/Alabama
3.250%, 12/9/11	840,000	871,245
Regions Financial Corp.
7.750%, 11/10/14	100,000	105,214
Royal Bank of Scotland Group plc
0.512%, 3/30/12(l)§	3,500,000	3,502,488
0.950%, 5/11/12(l)§	3,000,000	3,031,824
6.400%, 10/21/19	300,000	299,925
Santander U.S. Debt S.A.U.
1.089%, 3/30/12(l)§	1,500,000	1,499,082
Scotland International Finance No. 2 B.V.
7.700%, 8/15/10(b)§	1,000,000	1,015,346
Societe Financement de l’Economie Francaise
2.250%, 6/11/12§	3,000,000	3,052,341
Sovereign Bank
8.750%, 5/30/18	200,000	224,292
SunTrust Banks, Inc./Georgia
5.450%, 12/1/17	200,000	193,514
Swedbank AB
2.800%, 2/10/12§	2,800,000	2,872,444
2.900%, 1/14/13^§	3,000,000	3,072,831
U.S. Bancorp
4.200%, 5/15/14	250,000	262,298
U.S. Bank N.A./Ohio
6.375%, 8/1/11	1,000,000	1,064,763
UBS AG/Connecticut
1.538%, 9/29/11(l)	2,800,000	2,812,326
1.352%, 2/23/12(l)	400,000	401,903
5.875%, 12/20/17	750,000	776,747
5.750%, 4/25/18	400,000	409,728
UFJ Finance Aruba AEC
6.750%, 7/15/13	700,000	784,712
USB Capital XIII Trust
6.625%, 12/15/39	50,000	50,613
Wachovia Bank N.A.
4.875%, 2/1/15	400,000	414,761
6.600%, 1/15/38	700,000	720,210
Wachovia Corp.
0.381%, 10/15/11(l)	1,300,000	1,294,161
5.300%, 10/15/11	100,000	105,804
2.019%, 5/1/13(l)	2,900,000	2,983,491
5.250%, 8/1/14	1,000,000	1,050,387
5.750%, 2/1/18	700,000	744,151
Wells Fargo & Co.
3.000%, 12/9/11	1,950,000	2,013,469
4.375%, 1/31/13	600,000	633,206
3.750%, 10/1/14	400,000	404,845
5.625%, 12/11/17	300,000	318,260
Westpac Banking Corp.
2.250%, 11/19/12^	2,900,000	2,920,306
2.900%, 9/10/14§	3,100,000	3,134,732
4.200%, 2/27/15	400,000	411,750
4.875%, 11/19/19	100,000	99,328
Westpac Securities NZ Ltd.
3.450%, 7/28/14§	2,800,000	2,860,766

		101,246,927

Consumer Finance (1.0%)
American Express Co.
7.250%, 5/20/14	150,000	169,990
6.150%, 8/28/17	500,000	539,715
8.125%, 5/20/19	150,000	181,680
American Express Credit Corp.
5.875%, 5/2/13	200,000	216,646
7.300%, 8/20/13	500,000	561,206
Capital One Bank USA N.A.
8.800%, 7/15/19	250,000	302,065
Capital One Financial Corp.
7.375%, 5/23/14	600,000	685,639
6.150%, 9/1/16	100,000	103,747
6.750%, 9/15/17	300,000	331,504
Credit Acceptance Corp.
9.125%, 2/1/17§	825,000	847,688
Ford Motor Credit Co. LLC
9.750%, 9/15/10	1,000,000	1,023,976
12.000%, 5/15/15	850,000	1,015,492
HSBC Finance Corp.
0.460%, 8/9/11(l)	2,900,000	2,882,281
6.375%, 10/15/11	350,000	372,394
0.519%, 4/24/12(l)	2,880,000	2,855,186
6.375%, 11/27/12	500,000	547,600
0.501%, 1/15/14(l)	1,000,000	960,920
5.000%, 6/30/15	400,000	416,554
International Lease Finance Corp.
5.450%, 3/24/11	1,000,000	1,001,085
0.000%, 3/5/16	500,000	505,625
PACCAR Financial Corp.
1.950%, 12/17/12	50,000	49,893
SLM Corp.
5.000%, 10/1/13	450,000	429,912
8.450%, 6/15/18	100,000	101,136
8.000%, 3/25/20	150,000	146,064

		16,247,998

Diversified Financial Services (3.8%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	400,000	435,739
Ameriprise Financial, Inc.
7.300%, 6/28/19	45,000	52,139
Axcan Intermediate Holdings, Inc.
12.750%, 3/1/16	1,400,000	1,540,000
Bank of America Corp.
3.125%, 6/15/12	2,110,000	2,192,543
4.900%, 5/1/13	1,400,000	1,464,649
6.500%, 8/1/16	300,000	324,298
5.625%, 10/14/16	800,000	828,289
5.750%, 12/1/17	250,000	256,319
5.650%, 5/1/18	750,000	758,753
7.250%, 10/15/25	100,000	103,204
Bank of America N.A.
5.300%, 3/15/17	200,000	197,980
Bear Stearns Cos. LLC
5.350%, 2/1/12	400,000	427,543
Boeing Capital Corp.
6.500%, 2/15/12	200,000	218,488

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
BP Capital Markets plc
1.550%, 8/11/11		$150,000	$151,476
3.125%, 3/10/12		300,000	310,773
3.625%, 5/8/14		200,000	207,467
3.875%, 3/10/15		200,000	207,716
4.750%, 3/10/19		300,000	308,382
Capital One Capital VI
8.875%, 5/15/40		61,000	66,477
Caterpillar Financial Services Corp.
1.900%, 12/17/12		30,000	30,206
2.000%, 4/5/13		50,000	49,915
4.900%, 8/15/13		200,000	215,982
7.150%, 2/15/19		500,000	588,548
Citigroup Funding, Inc.
1.375%, 5/5/11		1,200,000	1,209,449
1.875%, 10/22/12		250,000	251,994
Citigroup, Inc.
0.340%, 5/18/11(l)		1,500,000	1,490,410
2.125%, 4/30/12		1,690,000	1,720,937
5.300%, 10/17/12		500,000	525,149
5.500%, 4/11/13		3,200,000	3,362,499
6.500%, 8/19/13		3,500,000	3,773,042
5.000%, 9/15/14		200,000	199,718
5.850%, 8/2/16		400,000	410,222
6.125%, 5/15/18		600,000	613,073
8.500%, 5/22/19		300,000	350,156
6.125%, 8/25/36		350,000	305,423
6.875%, 3/5/38		600,000	606,298
8.125%, 7/15/39		130,000	150,072
Credit Suisse USA, Inc.
6.500%, 1/15/12		200,000	217,453
Equifax, Inc.
4.450%, 12/1/14		50,000	51,449
General Electric Capital Corp.
3.000%, 12/9/11		1,500,000	1,550,093
5.875%, 2/15/12		800,000	859,942
2.200%, 6/8/12		840,000	855,591
5.250%, 10/19/12		800,000	858,833
0.271%, 12/21/12(l)		5,000,000	4,999,990
4.800%, 5/1/13		650,000	690,775
5.900%, 5/13/14		1,000,000	1,100,246
5.625%, 5/1/18		1,900,000	1,985,523
6.750%, 3/15/32		100,000	105,798
5.875%, 1/14/38		600,000	570,449
6.875%, 1/10/39		500,000	539,305
Holly Energy Partners LP/Holly Energy Finance Corp.
8.250%, 3/15/18§		775,000	782,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, 1/15/18^§		3,100,000	2,987,625
John Deere Capital Corp.
7.000%, 3/15/12		700,000	774,249
2.875%, 6/19/12		680,000	703,588
5.500%, 4/13/17		200,000	215,732
JPMorgan Chase & Co.
6.625%, 3/15/12		800,000	869,664
2.125%, 6/22/12		2,530,000	2,577,774
4.750%, 5/1/13		400,000	426,354
4.650%, 6/1/14		650,000	686,828
3.700%, 1/20/15		1,000,000	1,006,159
6.000%, 1/15/18		600,000	651,421
6.400%, 5/15/38		300,000	323,913
JPMorgan Chase Capital XXV
6.800%, 10/1/37		500,000	497,713
LBI Escrow Corp.
8.000%, 11/1/17§		1,575,000	1,634,063
MassMutual Global Funding II
0.412%, 12/6/13(l)§		2,000,000	1,936,448
NASDAQ OMX Group, Inc.
4.000%, 1/15/15		100,000	99,522
5.550%, 1/15/20		50,000	49,724
National Money Mart Co.
10.375%, 12/15/16§		1,275,000	1,353,094
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18		100,000	105,637
8.000%, 3/1/32		400,000	476,556
Noble Group Ltd.
6.750%, 1/29/20^§		900,000	930,375
Private Export Funding Corp.
4.950%, 11/15/15		100,000	108,839
4.300%, 12/15/21		100,000	94,260
Susser Holdings LLC/Susser Finance Corp.
10.625%, 12/15/13		1,318,000	1,370,720
Teco Finance, Inc.
4.000%, 3/15/16		85,000	83,761
5.150%, 3/15/20		65,000	64,188
Textron Financial Corp.
4.600%, 5/3/10		201,000	200,986
Unilever Capital Corp.
4.800%, 2/15/19		300,000	309,309
UPC Germany GmbH
9.625%, 12/1/19(b)§	EUR	1,400,000	1,985,456

			63,597,483

Insurance (1.4%)
ACE INA Holdings, Inc.
5.900%, 6/15/19		$25,000	27,251
Aflac, Inc.
8.500%, 5/15/19		150,000	180,608
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16		1,000,000	1,082,616
Allstate Corp.
6.200%, 5/16/14		150,000	166,961
7.450%, 5/16/19		100,000	117,346
American Financial Group, Inc./Ohio
9.875%, 6/15/19		50,000	58,950
American International Group, Inc.
8.250%, 8/15/18		1,000,000	1,049,280
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12		200,000	210,574
5.750%, 1/15/40		100,000	98,922
Chubb Corp.
5.750%, 5/15/18		400,000	432,474
CNA Financial Corp.
7.350%, 11/15/19		30,000	31,354
Genworth Financial, Inc.
6.515%, 5/22/18		800,000	788,096
Hartford Financial Services Group, Inc.
5.375%, 3/15/17		500,000	500,370
Lincoln National Corp.
8.750%, 7/1/19		105,000	128,391
6.250%, 2/15/20		25,000	26,068
Markel Corp.
7.125%, 9/30/19		100,000	107,499
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		400,000	413,759
MetLife, Inc.
5.000%, 6/15/15		400,000	419,426
5.700%, 6/15/35		200,000	191,829
Metropolitan Life Global Funding I
5.750%, 7/25/11§		2,104,000	2,191,834
5.125%, 11/9/11§		770,000	803,810

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Monumental Global Funding III
0.419%, 1/25/13(l)§	$1,500,000	$1,437,312
Northwestern Mutual Life Insurance Co.
6.063%, 3/30/40§	1,400,000	1,404,995
PartnerRe Finance B LLC
5.500%, 6/1/20	50,000	49,525
Pricoa Global Funding I
0.392%, 5/24/11(l)§	1,000,000	988,778
0.349%, 1/30/12(l)§	1,900,000	1,857,771
Principal Life Income Funding Trusts
5.300%, 4/24/13	200,000	214,692
Prudential Financial, Inc.
2.750%, 1/14/13	50,000	50,061
5.100%, 9/20/14	200,000	211,246
3.875%, 1/14/15	65,000	64,878
6.200%, 1/15/15	30,000	32,749
7.375%, 6/15/19	385,000	441,513
5.700%, 12/14/36	100,000	94,751
Reinsurance Group of America, Inc.
6.450%, 11/15/19	50,000	52,247
Suncorp-Metway Ltd.
0.633%, 12/17/10(l)§	2,900,000	2,904,565
1.751%, 7/16/12(l)§	2,200,000	2,267,491
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	1,500,000	1,520,330
Transatlantic Holdings, Inc.
8.000%, 11/30/39	50,000	51,100
Travelers Cos., Inc.
6.750%, 6/20/36	400,000	438,080

		23,109,502

Real Estate Investment Trusts (REITs) (0.2%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	100,000	105,408
6.100%, 3/15/20	100,000	106,296
ERP Operating LP
5.125%, 3/15/16	400,000	411,354
HCP, Inc.
5.650%, 12/15/13	200,000	209,062
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	50,000	51,296
Hospitality Properties Trust
7.875%, 8/15/14	150,000	161,089
Kimco Realty Corp.
6.875%, 10/1/19	100,000	105,370
Mack-Cali Realty LP
7.750%, 8/15/19	100,000	110,272
ProLogis
7.625%, 8/15/14	100,000	109,339
5.625%, 11/15/15	600,000	594,867
6.250%, 3/15/17	50,000	49,222
7.375%, 10/30/19	50,000	51,326
6.875%, 3/15/20	60,000	59,264
Simon Property Group LP
6.750%, 5/15/14	105,000	114,877
5.625%, 8/15/14	200,000	212,049
4.200%, 2/1/15	45,000	45,114
5.250%, 12/1/16	200,000	198,197
5.650%, 2/1/20	100,000	97,565
6.750%, 2/1/40	50,000	49,738

		2,841,705

Thrifts & Mortgage Finance (0.0%)
Western Corporate Federal Credit Union
1.750%, 11/2/12	100,000	100,288

Total Financials		244,015,166

Health Care (2.4%)
Biotechnology (0.0%)
Amgen, Inc.
4.850%, 11/18/14	200,000	217,093
4.500%, 3/15/20	25,000	24,959
6.400%, 2/1/39	300,000	324,143
5.750%, 3/15/40	25,000	24,752
Genentech, Inc.
5.250%, 7/15/35	200,000	187,499

		778,446

Health Care Equipment & Supplies (0.2%)
Accellent, Inc.
10.500%, 12/1/13	1,750,000	1,776,250
Baxter International, Inc.
1.800%, 3/15/13	40,000	39,915
4.625%, 3/15/15	200,000	213,777
4.250%, 3/15/20	100,000	98,957
6.250%, 12/1/37	100,000	108,780
CareFusion Corp.
6.375%, 8/1/19	300,000	328,066
Covidien International Finance S.A.
6.000%, 10/15/17	100,000	109,664
Hospira, Inc.
6.400%, 5/15/15	45,000	49,907
Mead Johnson Nutrition Co.
3.500%, 11/1/14§	50,000	49,562
4.900%, 11/1/19§	100,000	99,243
5.900%, 11/1/39§	50,000	48,702
Medtronic, Inc.
4.500%, 3/15/14	400,000	426,679
Stryker Corp.
3.000%, 1/15/15	50,000	49,977
4.375%, 1/15/20	50,000	49,585

		3,449,064

Health Care Providers & Services (1.1%)
Apria Healthcare Group, Inc.
11.250%, 11/1/14^§	500,000	543,750
12.375%, 11/1/14^§	1,475,000	1,615,125
CIGNA Corp.
7.875%, 5/15/27	100,000	111,398
Express Scripts, Inc.
6.250%, 6/15/14	500,000	553,966
HCA, Inc.
9.625%, 11/15/16 PIK	400,000	428,500
7.250%, 9/15/20^§	500,000	506,875
Health Net, Inc.
6.375%, 6/1/17	1,400,000	1,302,000
Medco Health Solutions, Inc.
7.125%, 3/15/18	300,000	342,034
Quest Diagnostics, Inc.
4.750%, 1/30/20	60,000	58,698
5.750%, 1/30/40	20,000	19,116
Skilled Healthcare Group, Inc.
11.000%, 1/15/14	1,295,000	1,362,988
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings
10.250%, 12/1/17§	1,650,000	1,699,500
Surgical Care Affiliates, Inc.
8.875%, 7/15/15 PIK§	2,142,202	2,142,202

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
10.000%, 7/15/17§	$3,250,000	$3,233,750
U.S. Oncology, Inc.
10.750%, 8/15/14	2,108,000	2,192,320
9.125%, 8/15/17	550,000	574,750
UnitedHealth Group, Inc.
6.000%, 2/15/18	250,000	266,924
6.875%, 2/15/38	250,000	265,319
WellPoint, Inc.
5.850%, 1/15/36	350,000	338,666

		17,557,881

Pharmaceuticals (1.1%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	200,000	210,184
5.875%, 5/15/16	200,000	226,133
5.600%, 11/30/17	600,000	660,578
Angiotech Pharmaceuticals, Inc.
4.002%, 12/1/13(l)	2,695,000	2,196,425
Argatroban Royalty Sub LLC
18.500%, 9/30/14(b)†	2,712,450	2,169,960
AstraZeneca plc
5.400%, 9/15/12	200,000	218,408
5.900%, 9/15/17	500,000	558,463
6.450%, 9/15/37	200,000	222,562
Bristol-Myers Squibb Co.
5.250%, 8/15/13	300,000	330,579
5.450%, 5/1/18	200,000	215,112
6.125%, 5/1/38	500,000	531,745
Elan Finance plc/Elan Finance Corp.
4.377%, 12/1/13(l)	2,075,000	1,867,500
8.750%, 10/15/16§	1,875,000	1,856,250
Eli Lilly and Co.
4.200%, 3/6/14	500,000	530,085
5.200%, 3/15/17	100,000	107,620
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	200,000	216,781
5.650%, 5/15/18	400,000	434,337
6.375%, 5/15/38	200,000	220,590
Johnson & Johnson
5.150%, 7/15/18	200,000	214,889
5.850%, 7/15/38	100,000	106,931
Merck & Co., Inc.
6.000%, 9/15/17	200,000	225,069
5.000%, 6/30/19	350,000	365,975
6.400%, 3/1/28	200,000	218,701
Novartis Capital Corp.
1.900%, 4/24/13	40,000	39,977
Novartis Securities Investment Ltd.
5.125%, 2/10/19	600,000	635,929
Pfizer, Inc.
4.450%, 3/15/12	200,000	211,999
5.350%, 3/15/15	500,000	550,928
6.200%, 3/15/19	300,000	338,844
7.200%, 3/15/39	200,000	243,917
Phibro Animal Health Corp.
13.000%, 8/1/14§	2,115,000	2,194,312
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	165,000	171,799
6.125%, 8/15/19	85,000	89,347
Wyeth
5.500%, 3/15/13	200,000	218,912
6.000%, 2/15/36	100,000	105,705
5.950%, 4/1/37	200,000	209,396

		18,915,942

Total Health Care		40,701,333

Industrials (2.7%)
Aerospace & Defense (0.3%)
Boeing Co.
5.000%, 3/15/14	500,000	541,272
3.500%, 2/15/15	100,000	101,743
4.875%, 2/15/20	55,000	56,273
6.125%, 2/15/33	100,000	105,121
5.875%, 2/15/40	30,000	30,747
General Dynamics Corp.
4.250%, 5/15/13	200,000	213,621
GeoEye, Inc.
9.625%, 10/1/15§	1,275,000	1,303,688
Goodrich Corp.
4.875%, 3/1/20	50,000	50,359
Honeywell International, Inc.
4.250%, 3/1/13	200,000	211,690
5.000%, 2/15/19	500,000	520,667
ITT Corp.
4.900%, 5/1/14	65,000	69,031
6.125%, 5/1/19	90,000	97,443
Lockheed Martin Corp.
4.250%, 11/15/19	350,000	338,411
Series B
6.150%, 9/1/36	200,000	211,630
Northrop Grumman Corp.
3.700%, 8/1/14	90,000	92,093
5.050%, 8/1/19	50,000	51,354
Northrop Grumman Systems Corp.
7.750%, 2/15/31	200,000	245,104
Raytheon Co.
4.400%, 2/15/20	50,000	49,281
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	51,930
United Technologies Corp.
5.375%, 12/15/17	200,000	215,713
6.125%, 2/1/19	500,000	562,385
6.125%, 7/15/38	100,000	106,657

		5,226,213

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
4.500%, 1/15/13	200,000	213,780
5.125%, 4/1/19	300,000	320,360
6.200%, 1/15/38	100,000	108,841

		642,981

Airlines (0.1%)
American Airlines, Inc.
13.000%, 8/1/16^	1,283,440	1,443,871
Continental Airlines, Inc.
9.000%, 7/8/16	146,968	160,195

		1,604,066

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	500,000	537,237
Goodman Global, Inc.
13.500%, 2/15/16	1,250,000	1,396,875

		1,934,112

Commercial Services & Supplies (0.6%)
Alion Science and Technology Corp.
12.000%, 11/1/14 PIK§	1,900,000	1,923,750

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Allied Waste North America, Inc.
6.875%, 6/1/17	$350,000	$381,500
Darthmouth College
4.750%, 6/1/19	50,000	51,571
Iron Mountain, Inc.
8.375%, 8/15/21	900,000	936,000
Niska Gas Storage Partners LLC
8.875%, 3/15/18^§	1,550,000	1,584,875
PharmaNet Development Group, Inc.
10.875%, 4/15/17(b)§	850,000	850,000
Pitney Bowes, Inc.
4.750%, 1/15/16	100,000	105,455
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	400,000	402,006
8.600%, 8/15/16	150,000	166,468
Republic Services, Inc.
5.500%, 9/15/19§	148,000	151,574
ServiceMaster Co.
10.750%, 7/15/15 PIK§	1,300,000	1,365,000
Sheridan Group, Inc.
10.250%, 8/15/11	850,000	843,625
Waste Management, Inc.
6.100%, 3/15/18	350,000	376,924
7.000%, 7/15/28	100,000	107,521
Yale University
2.900%, 10/15/14	100,000	100,846

		9,347,115

Construction & Engineering (0.1%)
Esco Corp.
8.625%, 12/15/13^§	1,700,000	1,708,500

Electrical Equipment (0.0%)
Amphenol Corp.
4.750%, 11/15/14	50,000	51,434
Emerson Electric Co.
5.250%, 10/15/18	100,000	106,499
Metals USA, Inc.
11.125%, 12/1/15	450,000	472,500

		630,433

Industrial Conglomerates (0.4%)
3M Co.
4.375%, 8/15/13	350,000	375,441
Cooper U.S., Inc.
5.250%, 11/15/12	100,000	108,465
General Electric Co.
5.000%, 2/1/13	200,000	215,595
5.250%, 12/6/17	500,000	524,424
Harland Clarke Holdings Corp.
6.000%, 5/15/15(l)	1,565,000	1,287,212
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	300,000	363,761
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	200,000	226,016
Trimas Corp.
9.750%, 12/15/17^§	2,100,000	2,173,500
Tyco International Finance S.A.
4.125%, 10/15/14	100,000	103,398
8.500%, 1/15/19	400,000	496,065

		5,873,877

Machinery (0.4%)
Caterpillar, Inc.
6.050%, 8/15/36	400,000	420,633
Danaher Corp.
5.625%, 1/15/18	300,000	326,524
Deere & Co.
4.375%, 10/16/19	75,000	74,394
5.375%, 10/16/29	50,000	49,849
Dover Corp.
6.600%, 3/15/38	100,000	112,959
FGI Holding Co., Inc.
11.250%, 10/1/15 PIK§	1,600,000	1,568,000
Freedom Group, Inc.
10.250%, 8/1/15§	900,000	951,750
Severstal Columbus LLC
10.250%, 2/15/18^§	850,000	893,562
Smith & Wesson Holding Corp.
4.000%, 12/15/26	1,250,000	1,203,125
Snap-On, Inc.
6.125%, 9/1/21	100,000	104,546

		5,705,342

Marine (0.2%)
Marquette Transportation Co., Inc.
10.875%, 1/15/17§	1,150,000	1,168,688
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc.
8.875%, 11/1/17^§	2,150,000	2,225,250

		3,393,938

Road & Rail (0.5%)
Burlington Northern Santa Fe Corp.
7.000%, 2/1/14	500,000	571,798
4.700%, 10/1/19	100,000	99,019
6.150%, 5/1/37	100,000	102,805
Burlington Resources Finance Co.
7.200%, 8/15/31	100,000	114,595
Canadian National Railway Co.
5.550%, 3/1/19	700,000	751,643
Canadian Pacific Railway Co.
7.250%, 5/15/19	45,000	51,122
CSX Corp.
7.375%, 2/1/19	300,000	349,585
6.150%, 5/1/37	500,000	503,928
Norfolk Southern Corp.
7.700%, 5/15/17	100,000	118,833
5.750%, 4/1/18	300,000	322,010
5.900%, 6/15/19	65,000	70,229
Sunstate Equipment Co. LLC
10.500%, 4/1/13§	2,400,000	2,106,000
Union Pacific Corp.
6.125%, 2/15/20	300,000	325,022
6.150%, 5/1/37	100,000	103,354
United Rentals North America, Inc.
7.750%, 11/15/13^	1,000,000	960,000
9.250%, 12/15/19	1,550,000	1,581,000

		8,130,943

Total Industrials		44,197,520

Information Technology (0.7%)
Communications Equipment (0.1%)
American Tower Corp.
4.625%, 4/1/15	25,000	25,710
Cisco Systems, Inc.
5.500%, 2/22/16	100,000	111,431
4.950%, 2/15/19	400,000	415,974
5.900%, 2/15/39	400,000	406,102
Motorola, Inc.
6.000%, 11/15/17	200,000	206,976

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Sorenson Communications, Inc.
10.500%, 2/1/15§		$1,400,000	$1,351,000

			2,517,193

Computers & Peripherals (0.2%)
Dell, Inc.
3.375%, 6/15/12		30,000	31,176
5.875%, 6/15/19		50,000	54,108
7.100%, 4/15/28		50,000	55,654
6.500%, 4/15/38		200,000	211,512
Hewlett-Packard Co.
4.250%, 2/24/12		750,000	792,291
4.500%, 3/1/13		400,000	428,279
International Business Machines Corp.
4.750%, 11/29/12		200,000	216,370
2.100%, 5/6/13		100,000	100,698
5.700%, 9/14/17		400,000	443,274
5.875%, 11/29/32		100,000	104,549
5.600%, 11/30/39		440,000	443,787

			2,881,698

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
6.000%, 4/1/20		100,000	100,896
Corning, Inc.
6.625%, 5/15/19		20,000	22,183

			123,079

IT Services (0.2%)
Compucom Systems, Inc.
12.500%, 10/1/15§		1,975,000	2,093,500
Stratus Technologies, Inc.
12.000%, 3/29/15(b)§		700,000	674,870
Western Union Co.
5.930%, 10/1/16		500,000	552,945

			3,321,315

Office Electronics (0.1%)
Xerox Capital Trust I
8.000%, 2/1/27		1,400,000	1,373,558
Xerox Corp.
8.250%, 5/15/14		95,000	110,307
4.250%, 2/15/15		100,000	100,826
6.350%, 5/15/18		200,000	216,655
5.625%, 12/15/19		100,000	102,788
6.750%, 12/15/39		50,000	52,204

			1,956,338

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14		150,000	158,416

Software (0.1%)
Adobe Systems, Inc.
3.250%, 2/1/15		50,000	50,198
4.750%, 2/1/20		85,000	83,491
Microsoft Corp.
2.950%, 6/1/14		115,000	116,754
4.200%, 6/1/19		125,000	126,607
5.200%, 6/1/39		110,000	108,852
Oracle Corp.
5.750%, 4/15/18		500,000	548,404
6.500%, 4/15/38		50,000	55,189
6.125%, 7/8/39		250,000	266,127

			1,355,622

Total Information Technology			12,313,661

Materials (2.7%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19		100,000	97,332
Cabot Corp.
5.000%, 10/1/16		100,000	99,798
Dow Chemical Co.
4.850%, 8/15/12		2,000,000	2,115,036
7.600%, 5/15/14		220,000	251,150
8.550%, 5/15/19		155,000	187,510
9.400%, 5/15/39		90,000	120,640
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13		200,000	216,586
3.250%, 1/15/15		100,000	100,609
5.250%, 12/15/16		100,000	107,912
5.750%, 3/15/19		500,000	543,659
4.625%, 1/15/20		40,000	40,291
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.750%, 11/15/14^		1,800,000	1,836,000
Momentive Performance Materials, Inc.
12.500%, 6/15/14^§		825,000	932,250
9.000%, 12/1/14	EUR	650,000	834,026
9.750%, 12/1/14^		$1,200,000	1,200,000
Monsanto Co.
7.375%, 8/15/12		200,000	225,834
5.125%, 4/15/18		100,000	105,687
5.875%, 4/15/38		200,000	204,300
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14		2,980,000	3,221,681
3.750%, 9/30/15		40,000	40,475
6.500%, 5/15/19		65,000	72,296
4.875%, 3/30/20		35,000	35,060
Praxair, Inc.
2.125%, 6/14/13		50,000	50,122
Reichhold Industries, Inc.
9.000%, 8/15/14§		1,845,000	1,748,137
Rohm & Haas Co.
5.600%, 3/15/13		500,000	533,364
Sherwin-Williams Co.
3.125%, 12/15/14		100,000	100,492
Valspar Corp.
7.250%, 6/15/19		100,000	112,868

			15,133,115

Containers & Packaging (0.2%)
Bemis Co., Inc.
5.650%, 8/1/14		30,000	32,264
6.800%, 8/1/19		20,000	22,338
Berry Plastics Corp.
8.875%, 9/15/14		1,200,000	1,171,500
5.001%, 2/15/15(l)^		1,450,000	1,384,750
Packaging Corp. of America
5.750%, 8/1/13		500,000	532,051

			3,142,903

Metals & Mining (1.5%)
Alcoa, Inc.
6.000%, 7/15/13		200,000	213,334
5.900%, 2/1/27		200,000	177,166
Algoma Acquisition Corp.
9.875%, 6/15/15§		2,475,000	2,277,000

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Allegheny Technologies, Inc.
9.375%, 6/1/19	$100,000	$116,352
ArcelorMittal S.A.
5.375%, 6/1/13	200,000	212,883
9.000%, 2/15/15	125,000	149,291
6.125%, 6/1/18	200,000	209,941
9.850%, 6/1/19	150,000	190,649
Barrick Australian Finance Pty Ltd.
5.950%, 10/15/39	100,000	98,483
Barrick Gold Corp.
6.950%, 4/1/19	500,000	572,101
Barrick Gold Finance Co.
4.875%, 11/15/14	2,315,000	2,461,074
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	118,413
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12^	1,500,000	1,605,819
4.800%, 4/15/13	200,000	214,888
7.250%, 3/1/16	1,375,000	1,598,986
6.500%, 4/1/19	500,000	571,647
Consol Energy, Inc.
8.000%, 4/1/17(b)§	1,900,000	1,952,250
8.250%, 4/1/20§	1,900,000	1,952,250
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	300,000	333,750
Murray Energy Corp.
10.250%, 10/15/15^§	1,000,000	1,025,000
Newmont Mining Corp.
5.125%, 10/1/19	315,000	316,878
6.250%, 10/1/39	200,000	199,994
Novelis, Inc.
7.250%, 2/15/15	1,350,000	1,302,750
11.500%, 2/15/15	740,000	796,425
Nucor Corp.
5.750%, 12/1/17	200,000	216,123
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	800,000	879,355
6.500%, 7/15/18	200,000	225,114
7.125%, 7/15/28	100,000	114,465
Ryerson Holding Corp.
(Zero Coupon), 2/1/15§	4,150,000	1,929,750
Ryerson, Inc.
7.624%, 11/1/14(l)	1,750,000	1,627,500
12.000%, 11/1/15	425,000	446,250
Vale Overseas Ltd.
6.875%, 11/21/36	400,000	413,820
6.875%, 11/10/39	85,000	88,073

		24,607,774

Paper & Forest Products (0.1%)
International Paper Co.
7.500%, 8/15/21	200,000	227,263
Sappi Papier Holding AG
6.750%, 6/15/12(b)§	1,450,000	1,442,750

		1,670,013

Total Materials		44,553,805

Telecommunication Services (3.4%)
Diversified Telecommunication Services (2.4%)
AT&T Corp.
7.300%, 11/15/11	400,000	437,233
8.000%, 11/15/31	200,000	243,151
AT&T, Inc.
4.950%, 1/15/13	200,000	214,838
5.100%, 9/15/14	200,000	216,389
5.625%, 6/15/16	400,000	438,528
5.500%, 2/1/18	500,000	530,824
6.300%, 1/15/38	500,000	507,392
6.400%, 5/15/38	200,000	205,627
6.550%, 2/15/39	600,000	630,745
BellSouth Capital Funding Corp.
7.875%, 2/15/30	500,000	581,133
British Telecommunications plc
9.625%, 12/15/30	300,000	377,784
Cincinnati Bell, Inc.
8.375%, 1/15/14^	1,500,000	1,543,125
Deutsche Telekom International Finance B.V.
8.500%, 6/15/10	2,700,000	2,739,925
4.875%, 7/8/14	150,000	157,718
6.000%, 7/8/19	100,000	107,152
8.750%, 6/15/30	500,000	640,355
Digicel Ltd.
12.000%, 4/1/14§	2,075,000	2,349,938
Embarq Corp.
7.082%, 6/1/16	100,000	108,915
7.995%, 6/1/36	100,000	101,394
France Telecom S.A.
7.750%, 3/1/11^	300,000	318,505
4.375%, 7/8/14^	2,000,000	2,108,200
Global Crossing Ltd.
12.000%, 9/15/15§	2,000,000	2,220,000
Hawaiian Telcom Communications, Inc. Series B
9.750%, 5/1/13(b)(h)	4,050,000	111,375
ITC Deltacom, Inc.
10.500%, 4/1/16§	850,000	846,812
Level 3 Financing, Inc.
9.250%, 11/1/14^	2,100,000	2,047,500
PAETEC Holding Corp.
9.500%, 7/15/15	1,625,000	1,645,312
Qwest Corp.
8.375%, 5/1/16	600,000	675,000
Sprint Capital Corp.
7.625%, 1/30/11	1,000,000	1,028,750
Telcordia Technologies, Inc.
4.001%, 7/15/12(l)§	2,600,000	2,509,000
Telecom Italia Capital S.A.
4.875%, 10/1/10^	400,000	406,981
0.861%, 7/18/11(l)	2,900,000	2,887,292
5.250%, 11/15/13	200,000	209,485
6.175%, 6/18/14	100,000	106,890
5.250%, 10/1/15	400,000	409,557
7.175%, 6/18/19	100,000	107,960
7.721%, 6/4/38	250,000	268,219
Telefonica Emisiones S.A.U.
0.580%, 2/4/13(l)	1,000,000	978,261
4.949%, 1/15/15	1,685,000	1,779,272
6.421%, 6/20/16	700,000	777,645
5.877%, 7/15/19	145,000	155,300
7.045%, 6/20/36	300,000	338,223
Verizon Communications, Inc.
7.375%, 9/1/12	400,000	452,970
4.350%, 2/15/13	100,000	106,068
5.550%, 2/15/16	500,000	546,642
5.500%, 2/15/18	600,000	635,928
7.750%, 12/1/30	400,000	475,968
6.900%, 4/15/38	100,000	110,289
7.350%, 4/1/39	300,000	347,648
Wind Acquisition Finance S.A.
11.750%, 7/15/17§	2,400,000	2,652,000

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Windstream Corp.
7.875%, 11/1/17	$1,100,000	$1,083,500

		40,478,718

Wireless Telecommunication Services (1.0%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20§	700,000	690,106
6.375%, 3/1/35	100,000	100,716
Cellco Partnership/Verizon Wireless Capital LLC
2.851%, 5/20/11(l)	2,900,000	2,984,480
3.750%, 5/20/11	300,000	309,338
5.550%, 2/1/14	500,000	546,421
8.500%, 11/15/18	400,000	499,064
Digicel Group Ltd.
10.500%, 4/15/18^§	2,350,000	2,438,125
MetroPCS Wireless, Inc.
9.250%, 11/1/14^	1,450,000	1,478,375
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	200,000	225,693
8.750%, 3/1/31	100,000	129,121
Nextel Communications, Inc. Series E
6.875%, 10/31/13	1,600,000	1,560,000
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	113,755
7.500%, 8/15/38	100,000	117,139
Sprint Nextel Corp.
0.688%, 6/28/10(l)	750,000	747,331
Vodafone Group plc
5.000%, 12/16/13	200,000	215,851
4.150%, 6/10/14	3,200,000	3,322,960
5.625%, 2/27/17	400,000	428,029
5.450%, 6/10/19	150,000	155,658
6.150%, 2/27/37	500,000	512,141

		16,574,303

Total Telecommunication Services		57,053,021

Utilities (2.2%)
Electric Utilities (1.3%)
Ameren Energy Generating Co.
6.300%, 4/1/20	50,000	50,246
Appalachian Power Co.
7.000%, 4/1/38	200,000	224,979
Baltimore Gas & Electric Co.
6.125%, 7/1/13	300,000	332,811
Carolina Power & Light Co.
6.300%, 4/1/38	300,000	322,951
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	300,000	340,794
Commonwealth Edison Co.
6.450%, 1/15/38	400,000	428,852
Consolidated Edison Co. of New York, Inc. Series 04-A
4.700%, 2/1/14	2,900,000	3,064,732
Series 07-A
6.300%, 8/15/37	100,000	106,565
Series 08-A
5.850%, 4/1/18	500,000	547,211
Series 08-B
6.750%, 4/1/38	100,000	112,815
Duke Energy Carolinas LLC Series C
7.000%, 11/15/18	100,000	117,806
Duke Energy Corp.
5.650%, 6/15/13	400,000	436,746
6.300%, 2/1/14	500,000	556,996
3.350%, 4/1/15	50,000	49,682
Duke Energy Indiana, Inc.
6.450%, 4/1/39	300,000	326,448
Duke Energy Ohio, Inc.
5.700%, 9/15/12	200,000	216,678
Edison Mission Energy
7.500%, 6/15/13^	2,350,000	2,038,625
Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	60,000	61,258
Exelon Corp.
4.900%, 6/15/15	200,000	208,447
Exelon Generation Co. LLC
6.200%, 10/1/17	100,000	108,828
FirstEnergy Corp. Series B
6.450%, 11/15/11	9,000	9,546
Series C
7.375%, 11/15/31	200,000	206,977
FirstEnergy Solutions Corp.
4.800%, 2/15/15	120,000	122,811
6.050%, 8/15/21	200,000	200,258
6.800%, 8/15/39	139,000	136,098
Florida Power & Light Co.
5.690%, 3/1/40	50,000	49,451
Florida Power Corp.
4.550%, 4/1/20	25,000	24,835
5.650%, 4/1/40	50,000	48,891
FPL Group Capital, Inc.
5.625%, 9/1/11	100,000	105,669
6.000%, 3/1/19	500,000	535,434
Georgia Power Co.
4.250%, 12/1/19	80,000	78,548
5.950%, 2/1/39	300,000	309,358
Hydro-Quebec
8.050%, 7/7/24	250,000	329,674
Interstate Power and Light Co.
6.250%, 7/15/39	30,000	31,379
MidAmerican Energy Co.
5.750%, 11/1/35	100,000	99,109
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	200,000	204,979
5.875%, 10/1/12	400,000	436,654
5.750%, 4/1/18	400,000	422,705
6.125%, 4/1/36	200,000	201,505
5.950%, 5/15/37	100,000	98,446
6.500%, 9/15/37	200,000	211,495
Nevada Power Co.
6.500%, 8/1/18	200,000	218,305
Northern States Power Co.
5.250%, 3/1/18	200,000	209,427
5.350%, 11/1/39	30,000	28,437
NSTAR
4.500%, 11/15/19	50,000	49,755
NSTAR Electric Co.
5.500%, 3/15/40	50,000	49,369
Ohio Power Co.
5.375%, 10/1/21	100,000	102,080
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	100,000	108,137
6.800%, 9/1/18	400,000	449,378
Pacific Gas & Electric Co.
4.800%, 3/1/14	100,000	107,305
8.250%, 10/15/18	600,000	732,455
6.050%, 3/1/34	200,000	205,963

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
PacifiCorp
6.000%, 1/15/39	$300,000	$308,445
PPL Electric Utilities Corp.
6.250%, 5/15/39	30,000	32,030
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	106,555
Progress Energy, Inc.
7.050%, 3/15/19	500,000	564,197
PSEG Power LLC
2.500%, 4/15/13§	75,000	75,045
5.125%, 4/15/20§	80,000	79,949
Public Service Co. of Colorado
5.125%, 6/1/19	85,000	88,407
Public Service Co. of Oklahoma
5.150%, 12/1/19	30,000	30,264
Public Service Electric & Gas Co.
5.375%, 9/1/13	200,000	219,470
Puget Sound Energy, Inc.
5.757%, 10/1/39	150,000	145,651
5.795%, 3/15/40	100,000	97,882
San Diego Gas & Electric Co.
6.000%, 6/1/39	30,000	31,770
South Carolina Electric & Gas Co.
6.050%, 1/15/38	100,000	103,885
Southern California Edison Co.
5.750%, 3/15/14	400,000	444,371
5.950%, 2/1/38	100,000	103,929
6.050%, 3/15/39	300,000	316,239
5.500%, 3/15/40	100,000	98,026
Southern Co.
4.150%, 5/15/14	75,000	78,279
Series A
5.300%, 1/15/12	400,000	425,251
Southwestern Electric Power Co.
6.200%, 3/15/40	50,000	49,883
Tampa Electric Co.
6.100%, 5/15/18	75,000	81,308
TransAlta Corp.
6.500%, 3/15/40	40,000	39,545
Union Electric Co.
6.700%, 2/1/19	200,000	221,241
Virginia Electric & Power Co.
5.000%, 6/30/19	165,000	169,496
8.875%, 11/15/38	300,000	416,854
Series A
4.750%, 3/1/13	200,000	213,801
6.000%, 5/15/37	100,000	103,168
Wisconsin Electric Power Co.
4.250%, 12/15/19	50,000	48,897
Wisconsin Power & Light Co.
5.000%, 7/15/19	50,000	50,615

		20,522,356

Gas Utilities (0.6%)
Boardwalk Pipelines LP
5.750%, 9/15/19	100,000	103,306
Copano Energy LLC/Copano Energy Finance Corp.
7.750%, 6/1/18	1,250,000	1,246,875
Crosstex Energy, L.P.
8.875%, 2/15/18^§	1,100,000	1,134,375
Enbridge Energy Partners LP
5.200%, 3/15/20	15,000	15,065
EQT Corp.
8.125%, 6/1/19	75,000	89,103
Kinder Morgan Finance Co. ULC
5.350%, 1/5/11	1,700,000	1,729,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B
6.875%, 11/1/14	400,000	392,000
NGPL Pipeco LLC
6.514%, 12/15/12§	2,800,000	3,071,953
ONEOK, Inc.
6.000%, 6/15/35	100,000	95,413
Plains All American Pipeline LP
8.750%, 5/1/19	500,000	609,984
Regency Energy Partners LP/Regency Energy Finance Corp.
9.375%, 6/1/16§	1,200,000	1,272,000
Williams Partners LP
3.800%, 2/15/15§	100,000	99,821
5.250%, 3/15/20§	55,000	55,112
6.300%, 4/15/40§	70,000	69,559

		9,984,316

Independent Power Producers & Energy Traders (0.2%)
NRG Energy, Inc.
7.375%, 2/1/16	850,000	843,625
8.500%, 6/15/19^	1,000,000	1,012,500
Tennessee Valley Authority
5.500%, 7/18/17	550,000	612,668
5.250%, 9/15/39	1,025,000	1,013,600

		3,482,393

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	50,000	50,391
Avista Corp.
5.125%, 4/1/22	55,000	55,205
CenterPoint Energy Resources Corp. Series B
7.875%, 4/1/13	200,000	229,012
Dominion Resources, Inc.
8.875%, 1/15/19	300,000	378,474
5.200%, 8/15/19	80,000	81,882
Series B
5.950%, 6/15/35	100,000	101,075
DTE Energy Co.
7.625%, 5/15/14	100,000	113,764
6.350%, 6/1/16	200,000	216,221
National Grid plc
6.300%, 8/1/16	500,000	555,954
NiSource Finance Corp.
5.450%, 9/15/20	100,000	99,122
6.125%, 3/1/22	50,000	52,167
Sempra Energy
6.000%, 2/1/13	200,000	215,651
6.500%, 6/1/16	60,000	67,031

		2,215,949

Total Utilities		36,205,014

Total Corporate Bonds		632,362,431

Government Securities (63.2%)
Agency ABS (0.6%)
Federal Farm Credit Bank
1.750%, 2/21/13	200,000	199,519
Federal Home Loan Bank
1.000%, 12/28/11	1,500,000	1,499,703
1.125%, 5/18/12	250,000	249,306
2.050%, 6/18/12	1,250,000	1,253,964

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
1.750%, 8/22/12		$1,500,000	$1,511,199
1.850%, 12/21/12		400,000	398,449
1.625%, 3/20/13		300,000	299,681
Federal Home Loan Mortgage Corp.
1.250%, 1/19/12		500,000	499,372
1.125%, 4/25/12		100,000	99,818
1.500%, 9/10/12		100,000	99,539
1.800%, 3/25/13		200,000	198,842
2.125%, 10/7/13		75,000	75,071
3.150%, 1/22/15		150,000	150,591
2.875%, 2/9/15		350,000	352,149
Federal National Mortgage Association
1.000%, 4/4/12		400,000	398,361
2.000%, 1/15/13		750,000	751,105
3.125%, 11/10/14		500,000	505,056
2.750%, 12/29/14		300,000	299,130
3.000%, 12/30/14		400,000	399,464
3.125%, 1/21/15		50,000	50,452
3.000%, 3/9/15		150,000	150,189
4.000%, 1/20/17		350,000	352,744
5.000%, 4/26/17		500,000	501,540

			10,295,244

Foreign Governments (1.7%)
Bundesrepublik Deutschland
4.250%, 7/4/18	EUR	7,100,000	10,517,986
Export-Import Bank of Korea
8.125%, 1/21/14		$1,000,000	1,160,113
4.125%, 9/9/15		150,000	150,466
Federative Republic of Brazil
10.250%, 6/17/13		840,000	1,036,560
8.875%, 10/14/19		270,000	347,625
8.875%, 4/15/24		540,000	712,800
10.125%, 5/15/27		120,000	176,100
8.250%, 1/20/34		840,000	1,071,000
5.625%, 1/7/41		125,000	117,687
Province of Manitoba
5.000%, 2/15/12		400,000	428,428
Province of Nova Scotia
5.125%, 1/26/17		270,000	296,179
Province of Ontario
4.950%, 6/1/12		420,000	450,816
4.100%, 6/16/14		500,000	534,145
4.950%, 11/28/16		550,000	596,552
4.000%, 10/7/19		200,000	196,385
Province of Quebec
4.875%, 5/5/14		540,000	589,032
4.625%, 5/14/18		540,000	563,528
7.500%, 9/15/29		410,000	533,640
Republic of Italy
3.500%, 7/15/11		1,390,000	1,431,463
5.250%, 9/20/16		1,130,000	1,211,636
Republic of Korea
5.750%, 4/16/14		300,000	327,624
7.125%, 4/16/19		250,000	292,915
Republic of Peru
7.125%, 3/30/19		500,000	579,250
6.550%, 3/14/37		270,000	288,900
Republic of Poland
6.375%, 7/15/19		600,000	657,311
Republic of South Africa
6.875%, 5/27/19		150,000	167,437
5.875%, 5/30/22		570,000	582,825
State of Israel
5.125%, 3/1/14		120,000	130,290
5.125%, 3/26/19		300,000	310,731
United Mexican States
6.375%, 1/16/13		270,000	299,700
5.625%, 1/15/17		960,000	1,027,200
8.300%, 8/15/31		270,000	346,950
6.050%, 1/11/40		540,000	538,650

			27,671,924

Municipal Bonds (1.1%)
Bay Area Toll Authority California State
6.263%, 4/1/49		150,000	149,903
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39		100,000	98,187
City of San Antonio, Texas
5.985%, 2/1/39		50,000	52,516
Clark County, Nevada Airport Revenue
6.881%, 7/1/42		100,000	100,503
Indianapolis, Indiana Local Public Improvement
5.854%, 1/15/30		1,500,000	1,499,040
Los Angeles, California Unified School District
5.755%, 7/1/29		50,000	46,637
5.750%, 7/1/34		100,000	91,495
6.758%, 7/1/34		135,000	139,568
Metro Wastewater Reclamation District, Class B
4.718%, 4/1/19		1,000,000	1,009,800
Metropolitan Transportation Authority
6.548%, 11/15/31		100,000	100,749
6.648%, 11/15/39		100,000	100,973
6.668%, 11/15/39		40,000	40,244
Metropolitan Washington Airports Authority
7.462%, 10/1/46		155,000	159,444
Municipal Electric Authority of Georgia
6.637%, 4/1/57		50,000	49,593
7.055%, 4/1/57		100,000	96,945
New Jersey Economic Development Authority Series A
7.425%, 2/15/29		250,000	273,933
New Jersey State Turnpike Authority
7.414%, 1/1/40		1,000,000	1,164,430
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39		1,000,000	1,028,000
6.561%, 12/15/40		50,000	52,267
New York City Municipal Water Finance Authority
6.011%, 6/15/42		35,000	35,316
New York State Urban Development Corp.
5.770%, 3/15/39		30,000	29,662
North Texas Tollway Authority, Class B
6.718%, 1/1/49		144,000	151,021
Seminole County Florida Water & Sewer
6.443%, 10/1/40		800,000	803,608
State of California
7.550%, 4/1/39		3,495,000	3,613,376
7.350%, 11/1/39		100,000	100,981
State of Georgia
4.503%, 11/1/25		50,000	50,525
State of Illinois
2.766%, 1/1/12		100,000	100,685
3.321%, 1/1/13		100,000	100,468
4.071%, 1/1/14		100,000	100,792
4.421%, 1/1/15		100,000	100,792
5.100%, 6/1/33		1,000,000	819,820
State of Illinois Toll Highway Authority
5.293%, 1/1/24		3,000,000	2,986,020
State of Massachusetts
5.456%, 12/1/39		100,000	99,836

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
State of New York
5.206%, 10/1/31	$100,000	$91,041
State of Utah
4.554%, 7/1/24	90,000	90,105
State of Washington
5.481%, 8/1/39	100,000	101,553
University of Texas, Class B
6.276%, 8/15/41	2,900,000	2,978,590

		18,608,418

Supranational (1.0%)
African Development Bank
3.000%, 5/27/14	500,000	509,987
Asian Development Bank
2.750%, 5/21/14	500,000	508,226
4.250%, 10/20/14	540,000	579,106
Corp. Andina de Fomento
8.125%, 6/4/19	325,000	381,796
European Investment Bank
3.125%, 7/15/11	1,960,000	2,018,588
1.750%, 9/14/12	500,000	503,412
1.625%, 3/15/13	500,000	497,374
4.250%, 7/15/13	1,390,000	1,486,394
3.000%, 4/8/14	1,000,000	1,022,822
3.125%, 6/4/14	750,000	769,028
4.875%, 1/17/17	550,000	596,651
Export Development Canada
2.375%, 3/19/12	1,000,000	1,023,702
Inter-American Development Bank
4.375%, 9/20/12	550,000	588,835
3.000%, 4/22/14	500,000	515,049
5.125%, 9/13/16	280,000	309,254
International Bank for Reconstruction & Development
4.750%, 2/15/35	130,000	125,755
International Bank for Reconstruction & Development
5.000%, 4/1/16	550,000	605,813
International Finance Corp.
3.000%, 4/22/14	750,000	761,135
Japan Finance Corp.
2.000%, 6/24/11	500,000	504,971
Kommunalbanken A/S
3.375%, 11/15/11	2,000,000	2,073,016
Korea Development Bank
8.000%, 1/23/14	500,000	576,621
Nordic Investment Bank
3.625%, 6/17/13	550,000	578,078
2.625%, 10/6/14	100,000	100,021

		16,635,634

U.S. Government Agencies (30.0%)
Federal Farm Credit Bank
3.875%, 8/25/11	20,000	20,853
1.125%, 10/3/11	400,000	401,011
1.875%, 12/7/12	200,000	200,987
2.300%, 9/3/13	500,000	497,158
2.970%, 12/2/14	200,000	200,090
Federal Home Loan Bank
0.500%, 4/6/11	200,000	199,791
1.625%, 7/27/11	2,500,000	2,527,707
5.375%, 8/19/11	1,960,000	2,079,007
1.875%, 6/20/12	250,000	253,038
1.875%, 11/19/12	500,000	502,716
1.625%, 11/21/12	350,000	350,947
2.000%, 12/28/12	100,000	99,908
5.125%, 8/14/13	1,110,000	1,223,832
4.000%, 9/6/13	1,400,000	1,491,570
2.500%, 10/15/13	500,000	499,658
5.500%, 8/13/14	1,120,000	1,260,374
5.000%, 11/17/17	1,690,000	1,847,074
5.500%, 7/15/36	270,000	277,865
Federal Home Loan Mortgage Corp.
1.625%, 4/26/11	1,000,000	1,010,807
3.875%, 6/29/11	5,730,000	5,953,693
1.750%, 7/27/11	1,500,000	1,501,499
1.125%, 12/15/11	300,000	300,685
2.350%, 3/2/12	500,000	503,331
2.000%, 4/27/12	350,000	353,761
1.750%, 6/15/12	1,800,000	1,817,385
2.000%, 6/15/12	150,000	150,438
2.000%, 10/1/12	300,000	300,000
2.000%, 11/5/12	400,000	400,498
4.500%, 7/15/13	2,800,000	3,028,057
2.500%, 1/7/14	1,690,000	1,709,592
2.500%, 4/23/14	6,000,000	6,048,936
5.000%, 7/15/14	1,680,000	1,854,023
3.000%, 12/30/14	250,000	250,424
5.000%, 4/18/17	300,000	325,650
5.125%, 11/17/17	800,000	876,040
4.875%, 6/13/18	4,300,000	4,601,400
4.250%, 12/12/18	250,000	249,101
5.000%, 7/1/19	2,740,093	2,923,337
5.000%, 2/1/22	3,687,075	3,925,583
5.500%, 5/1/22	3,376,938	3,629,153
4.500%, 2/1/24	4,656,806	4,834,164
4.000%, 7/1/24	2,836,060	2,882,035
4.500%, 8/1/24	964,737	1,002,385
4.500%, 9/1/24	406,284	421,757
4.500%, 11/1/24	2,075,045	2,154,075
4.000%, 2/1/25	995,974	1,012,120
6.500%, 5/1/26	716,955	781,621
6.500%, 8/1/26	1,385,861	1,510,859
6.500%, 9/1/27	1,056,085	1,151,339
6.750%, 3/15/31	550,000	667,632
6.250%, 7/15/32	280,000	324,084
5.000%, 12/1/34	16,422,758	17,065,555
6.000%, 3/1/36	758,724	815,747
6.000%, 8/1/36	1,617,893	1,737,970
5.500%, 10/1/36	701,272	740,746
6.000%, 10/1/36	742,297	797,389
5.500%, 5/1/37	757,056	799,670
6.000%, 6/1/37	195,355	209,548
6.500%, 11/1/37	3,465,713	3,765,984
5.500%, 12/1/37	768,512	811,771
5.500%, 1/1/38	1,322,213	1,397,465
5.500%, 2/1/38	14,915,680	15,755,271
5.500%, 3/1/38	967,192	1,021,634
6.000%, 3/1/38	36,075	38,697
6.500%, 5/1/38	559,239	607,691
5.500%, 6/1/38	1,121,021	1,184,122
6.000%, 6/1/38	284,564	305,240
6.000%, 7/1/38	148,574	159,369
6.000%, 8/1/38	548,989	588,877
5.500%, 9/1/38	720,223	761,214
6.000%, 9/1/38	584,711	627,237
6.000%, 10/1/38	159,893	171,510
5.500%, 11/1/38	500,972	529,171
5.500%, 12/1/38	2,846,694	3,008,711
6.000%, 12/1/38	994,404	1,066,654
6.000%, 2/1/39	6,534,836	7,009,632
6.000%, 3/1/39	2,711,832	2,908,863

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 4/1/39	$4,825,894	$4,841,918
4.000%, 5/1/39	972,016	943,274
4.000%, 6/1/39	2,945,539	2,858,439
4.500%, 6/1/39	1,957,687	1,964,187
4.500%, 7/1/39	5,847,663	5,867,079
5.000%, 7/1/39	4,876,072	5,039,496
4.500%, 8/1/39	2,966,360	2,982,698
5.000%, 9/1/39	1,990,503	2,057,216
4.500%, 2/1/40	3,487,006	3,498,584
4.500%, 4/15/40 TBA	1,000,000	1,001,953
5.000%, 4/15/40 TBA	2,000,000	2,065,156
5.500%, 4/15/40 TBA	1,000,000	1,056,016
Federal National Mortgage Association
5.125%, 4/15/11	4,000,000	4,190,872
6.000%, 5/15/11	1,120,000	1,187,650
1.000%, 11/23/11	390,000	390,330
5.000%, 2/16/12	730,000	781,815
1.500%, 4/26/12	250,000	250,135
1.750%, 8/10/12	1,200,000	1,208,020
2.000%, 9/28/12	300,000	301,559
1.875%, 10/29/12	250,000	250,035
1.750%, 12/28/12	100,000	100,257
2.170%, 3/21/13	500,000	501,005
4.625%, 10/15/13	3,460,000	3,765,933
3.000%, 9/15/14	500,000	502,765
3.000%, 9/16/14	1,000,000	1,018,395
3.000%, 10/29/14	800,000	801,374
2.625%, 11/20/14	400,000	400,026
5.000%, 2/13/17	2,810,000	3,060,281
5.000%, 5/11/17	1,390,000	1,510,523
4.500%, 3/1/23	7,347,176	7,723,432
5.000%, 6/1/23	2,446,053	2,581,541
5.500%, 7/1/23	38,141	40,780
6.000%, 7/1/23	4,817,246	5,197,169
5.500%, 8/1/23	45,564	48,718
5.500%, 11/1/23	750,039	801,956
5.000%, 4/1/24	3,744,843	3,952,272
4.500%, 5/1/24	1,472,057	1,528,122
5.000%, 5/20/24	200,000	200,236
5.375%, 6/25/24	200,000	202,267
4.000%, 7/1/24	2,935,826	2,982,960
6.250%, 5/15/29	850,000	960,350
7.125%, 1/15/30	550,000	691,170
6.625%, 11/15/30	500,000	597,534
6.000%, 11/1/32	3,985,724	4,307,852
5.000%, 6/1/33	14,683,946	15,237,463
6.000%, 10/1/33	5,642,556	6,097,707
5.500%, 11/1/34	11,842,621	12,529,123
5.000%, 7/1/35	1,853,825	1,921,678
5.500%, 10/1/35	1,368,807	1,445,588
5.500%, 11/1/35	12,527,242	13,218,198
5.000%, 5/1/36	12,439,292	12,867,379
6.000%, 9/1/36	8,693,566	9,235,895
6.500%, 9/1/36	6,541,873	7,063,946
5.500%, 12/1/36	14,896,534	15,685,585
6.500%, 12/1/36	6,029,782	6,526,062
5.683%, 7/1/37(l)	7,804,716	8,161,275
6.000%, 7/1/37	4,586,610	4,874,169
5.559%, 8/1/37(l)	7,852,651	8,297,017
6.000%, 8/1/37	4,692,387	4,976,313
6.500%, 11/1/37	3,292,880	3,551,551
5.500%, 2/1/38	2,002,525	2,112,977
4.500%, 1/1/39	32,033	32,136
5.086%, 2/1/39(l)	8,252,284	8,757,736
4.500%, 4/1/39	7,172,932	7,196,188
4.500%, 5/1/39	2,903,816	2,914,592
4.000%, 6/1/39	2,443,164	2,372,064
4.000%, 7/1/39	167,903	163,017
4.500%, 7/1/39	6,883,369	6,909,988
4.000%, 8/1/39	2,197,753	2,133,795
4.000%, 9/1/39	4,541,099	4,408,946
4.500%, 9/1/39	4,900,991	4,918,413
4.500%, 12/1/39	17,949,313	18,007,508
5.000%, 12/1/39	4,988,595	5,147,802
4.500%, 1/1/40	1,983,896	1,992,188
4.500%, 2/1/40	3,987,311	4,001,641
4.000%, 4/25/25 TBA	2,000,000	2,028,594
5.000%, 4/25/40 TBA	2,000,000	2,062,656
6.000%, 4/25/40 TBA	3,000,000	3,186,094
Government National Mortgage Association
6.500%, 5/15/31	6,401	7,040
6.500%, 9/15/36	8,360	9,041
6.500%, 10/15/37	1,802,202	1,943,351
6.500%, 8/15/38	342,881	369,521
6.000%, 9/15/38	2,737,416	2,925,506
6.500%, 9/15/38	286,236	308,475
6.000%, 10/15/38	4,628,916	4,946,973
6.500%, 10/15/38	684,232	742,209
6.000%, 11/15/38	336,159	359,256
5.500%, 12/15/38	2,791,519	2,955,957
6.000%, 12/15/38	738,436	789,815
5.500%, 1/15/39	2,333,188	2,470,627
6.000%, 1/15/39	775,652	829,023
6.000%, 2/15/39	51,071	54,580
4.500%, 4/15/39	1,269,948	1,287,013
4.000%, 6/15/39	124,017	121,623
4.500%, 6/15/39	5,907,947	5,987,335
5.000%, 6/15/39	3,897,570	4,057,361
4.000%, 7/15/39	867,494	850,754
5.500%, 7/15/39	301,982	319,771
5.000%, 8/15/39	4,972,392	5,179,834
4.500%, 9/15/39	1,983,161	2,009,810
5.000%, 9/15/39	5,228,244	5,442,475
5.500%, 10/15/39	8,702,822	9,215,472
4.500%, 12/15/39	1,493,813	1,514,119
4.500%, 1/15/40	3,989,240	4,042,845
4.500%, 4/15/40 TBA	1,800,000	1,820,250
5.000%, 4/15/40 TBA	5,000,000	5,194,922

		498,278,380

U.S. Treasuries (28.8%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,930,000	5,516,738
9.250%, 2/15/16	840,000	1,131,900
7.250%, 5/15/16	2,780,000	3,451,542
8.750%, 5/15/17	1,680,000	2,270,624
9.125%, 5/15/18	840,000	1,176,985
8.875%, 2/15/19	1,200,000	1,675,031
8.125%, 8/15/19	1,980,000	2,662,482
8.750%, 8/15/20	2,880,000	4,070,702
7.875%, 2/15/21	840,000	1,129,800
8.125%, 8/15/21	840,000	1,152,638
8.000%, 11/15/21	2,000,000	2,725,000
7.125%, 2/15/23	840,000	1,082,550
6.000%, 2/15/26	1,000,000	1,179,375
6.750%, 8/15/26	2,240,000	2,845,149
6.625%, 2/15/27	1,550,000	1,948,641
6.125%, 11/15/27	600,000	718,687
5.500%, 8/15/28	2,300,000	2,576,359
5.250%, 11/15/28	1,800,000	1,959,750
5.250%, 2/15/29	2,450,000	2,665,906

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 8/15/29	$2,050,000	$2,468,327
6.250%, 5/15/30	1,840,000	2,252,274
5.375%, 2/15/31	1,000,000	1,106,250
4.500%, 2/15/36	2,630,000	2,568,771
4.750%, 2/15/37	1,120,000	1,135,400
5.000%, 5/15/37	500,000	526,485
4.375%, 2/15/38	1,940,000	1,844,820
4.500%, 5/15/38	1,130,000	1,096,276
3.500%, 2/15/39	2,050,000	1,658,899
4.250%, 5/15/39	2,700,000	2,501,717
4.500%, 8/15/39	3,350,000	3,234,844
4.375%, 11/15/39	3,400,000	3,215,125
4.625%, 2/15/40	2,200,000	2,168,375
U.S. Treasury Notes
0.875%, 4/30/11	3,000,000	3,012,306
4.875%, 4/30/11	1,000,000	1,047,188
0.875%, 5/31/11	2,000,000	2,008,594
4.875%, 5/31/11	1,000,000	1,050,664
5.125%, 6/30/11	8,280,000	8,750,925
1.000%, 7/31/11	8,500,000	8,543,826
4.875%, 7/31/11	3,500,000	3,698,107
5.000%, 8/15/11	3,480,000	3,689,071
1.000%, 8/31/11	3,000,000	3,013,827
1.000%, 9/30/11	2,000,000	2,008,046
4.500%, 9/30/11	5,040,000	5,323,107
1.000%, 10/31/11	3,000,000	3,010,431
0.750%, 11/30/11	1,000,000	998,633
4.500%, 11/30/11	1,390,000	1,474,921
1.125%, 12/15/11	3,000,000	3,013,359
1.000%, 12/31/11	50,100,000	50,199,799
4.625%, 12/31/11	2,800,000	2,982,328
1.125%, 1/15/12	2,000,000	2,007,344
0.875%, 1/31/12	4,000,000	3,995,312
1.375%, 2/15/12	1,000,000	1,007,773
4.875%, 2/15/12	2,800,000	3,004,968
0.875%, 2/29/12	4,000,000	3,991,720
1.375%, 3/15/12	3,000,000	3,022,968
1.000%, 3/31/12	1,500,000	1,499,295
4.500%, 3/31/12	2,820,000	3,014,978
1.375%, 4/15/12	1,000,000	1,006,953
1.375%, 5/15/12	1,000,000	1,006,172
1.875%, 6/15/12	2,000,000	2,032,656
1.500%, 7/15/12	2,500,000	2,519,530
4.625%, 7/31/12	550,000	593,613
1.750%, 8/15/12	3,000,000	3,036,798
1.375%, 9/15/12	2,000,000	2,004,376
1.375%, 10/15/12	3,000,000	3,003,750
1.375%, 11/15/12	2,000,000	1,999,532
4.000%, 11/15/12	2,800,000	2,992,500
1.125%, 12/15/12	1,200,000	1,189,594
1.375%, 1/15/13	2,000,000	1,993,594
1.375%, 2/15/13	2,500,000	2,488,280
3.875%, 2/15/13	2,500,000	2,667,773
2.750%, 2/28/13	3,480,000	3,601,529
1.375%, 3/15/13	3,000,000	2,982,420
3.500%, 5/31/13	1,680,000	1,775,288
3.375%, 7/31/13	2,520,000	2,651,907
3.125%, 9/30/13	3,650,000	3,805,979
2.750%, 10/31/13	2,520,000	2,593,040
2.000%, 11/30/13	5,050,000	5,058,681
1.500%, 12/31/13	2,940,000	2,885,792
1.750%, 1/31/14	8,090,000	7,998,356
1.750%, 3/31/14	3,000,000	2,955,000
4.750%, 5/15/14	19,000,000	20,977,178
2.250%, 5/31/14	2,000,000	2,002,656
2.625%, 6/30/14	2,000,000	2,029,532
2.625%, 7/31/14	2,700,000	2,736,914
4.250%, 8/15/14	2,230,000	2,418,156
2.375%, 8/31/14#	1,800,000	1,804,219
2.375%, 9/30/14	3,000,000	3,000,936
2.375%, 10/31/14	23,000,000	22,969,456
4.250%, 11/15/14	1,200,000	1,300,406
2.125%, 11/30/14	3,500,000	3,454,063
2.625%, 12/31/14#	10,600,000	10,676,193
2.250%, 1/31/15	3,000,000	2,967,423
4.000%, 2/15/15	2,410,000	2,580,206
2.375%, 2/28/15	30,900,000	30,687,717
2.500%, 3/31/15	2,500,000	2,492,975
4.125%, 5/15/15	2,000,000	2,150,938
4.250%, 8/15/15	2,790,000	3,012,330
4.500%, 11/15/15	1,000,000	1,092,656
2.625%, 4/30/16	1,500,000	1,468,476
5.125%, 5/15/16	1,500,000	1,683,516
3.250%, 6/30/16	1,500,000	1,516,875
4.875%, 8/15/16	1,380,000	1,529,320
3.000%, 8/31/16	1,500,000	1,489,101
3.000%, 9/30/16	1,000,000	990,625
3.125%, 10/31/16	2,400,000	2,391,749
2.750%, 11/30/16	2,500,000	2,431,055
3.250%, 12/31/16	1,500,000	1,501,992
3.125%, 1/31/17	2,000,000	1,985,782
4.625%, 2/15/17	1,380,000	1,503,660
3.000%, 2/28/17	2,300,000	2,263,883
3.250%, 3/31/17	2,400,000	2,397,000
4.750%, 8/15/17	2,370,000	2,592,372
4.250%, 11/15/17	2,790,000	2,951,296
3.500%, 2/15/18	3,180,000	3,189,689
3.875%, 5/15/18	2,200,000	2,255,515
4.000%, 8/15/18	2,670,000	2,750,308
3.750%, 11/15/18	5,110,000	5,148,724
2.750%, 2/15/19	3,800,000	3,527,171
3.125%, 5/15/19	2,500,000	2,381,055
3.625%, 8/15/19#	43,900,000	43,364,947
3.375%, 11/15/19	4,500,000	4,342,149
3.625%, 2/15/20	6,900,000	6,782,486

		478,722,725

Total Government Securities		1,050,212,325

Total Long-Term Debt Securities (104.8%) (Cost $1,726,312,957)		1,740,980,248

SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
Federal Home Loan Bank
0.06%, 4/14/10 (o)(p)	300,000	299,993
Federal Home Loan Mortgage Corp.
0.10%, 6/1/10 (o)(p)	800,000	799,865
Federal National Mortgage Association
0.10%, 6/9/10 (o)(p)	400,000	399,923
U.S. Treasury Bills
0.20%, 9/2/10 #(p)	159,000	158,861

Total Government Securities		1,658,642

Short-Term Investments of Cash Collateral for Securities Loaned (1.7%)
Credit Suisse (USA) LLC, Repurchase Agreement
0.03%, 4/1/10 (u)	16,918,256	16,918,256

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Lehman Brothers Holdings, Inc.
0.00%, 4/1/10 (h)(s)	$3,199,979	$735,995
Monumental Global Funding II
0.43%, 5/26/10 (l)	6,020,000	5,977,258
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,839,903	3,815,689

Total Short-Term Investments of Cash Collateral for Securities Loaned		27,447,198

Time Deposit (2.2%)
JPMorgan Chase Nassau
0.000%, 4/1/10	37,186,672	37,186,672

Total Short-Term Investments (4.0%) (Cost/Amortized Cost $68,823,328)		66,292,512

Total Investments Before Options Written and Securities Sold Short (108.8%) (Cost/Amortized Cost $1,795,136,285)		1,807,272,760

	Number of Contracts	Value (Note 1)
OPTION WRITTEN:
Put Option Written (0.0%)
EURO-BOBL
September 2010 @ $97.38*	(278)	(74,713)

Total Options Written (0.0%) (Premiums Received $86,180)		(74,713)

Total Investments Before Securities Sold Short (108.8%) (Cost/Amortized Cost $1,795,050,105)		1,807,198,047

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agency (-0.2%)
Federal National Mortgage Association
6.000%, 5/25/40 TBA	$(3,000,000)	$(3,198,398)

Total Securities Sold Short (-0.2%) (Proceeds Received $3,177,344)		(3,198,398)

Total Investments after Options Written and Securities Sold Short (108.6%) (Cost/Amortized Cost $1,791,872,761)		1,803,999,649
Other Assets Less Liabilities (-8.6%)		(142,920,665)

Net Assets (100%)		$1,661,078,984

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $5,197,118 or 0.3% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $189,832,597 or 11.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $398,478.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2010.

(p)	Yield to maturity.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.000%-8.000%, maturing 4/1/12 to 4/1/40, which had a total value of $17,256,621.

Glossary:

AUD — Australian Dollar

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

PIK — Payment-in Kind Security

TBA — Security is subject to delayed delivery.

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
EURODollar	206	December-10	$50,547,062	$51,072,550	$525,488

At March 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Chinese Renminbi vs. U.S. Dollar, expiring 11/17/10	6,877	$1,011,156	$1,033,000	$(21,844)
European Union Euro vs. U.S. Dollar, expiring 7/15/10	1,010	1,364,144	1,377,640	(13,496)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Korean Won vs. U.S. Dollar, expiring 11/12/10	70,068	$61,441	$60,000	$1,441
Korean Won vs. U.S. Dollar, expiring 11/12/10	140,112	122,862	120,000	2,862
Korean Won vs. U.S. Dollar, expiring 11/12/10	70,380	61,715	60,000	1,715
Korean Won vs. U.S. Dollar, expiring 11/12/10	139,428	122,262	120,000	2,262
Korean Won vs. U.S. Dollar, expiring 11/12/10	226,687	198,778	191,986	6,792
Korean Won vs. U.S. Dollar, expiring 11/12/10	117,820	103,314	100,000	3,314
Korean Won vs. U.S. Dollar, expiring 11/12/10	117,640	103,157	100,000	3,157
Korean Won vs. U.S. Dollar, expiring 11/12/10	276,264	242,251	240,000	2,251
Korean Won vs. U.S. Dollar, expiring 11/12/10	263,523	231,078	230,000	1,078
Korean Won vs. U.S. Dollar, expiring 11/12/10	113,350	99,395	100,000	(605)
Korean Won vs. U.S. Dollar, expiring 11/12/10	69,540	60,979	60,000	979
Korean Won vs. U.S. Dollar, expiring 11/12/10	140,310	123,036	120,000	3,036
Korean Won vs. U.S. Dollar, expiring 11/12/10	152,081	133,357	130,000	3,357
Korean Won vs. U.S. Dollar, expiring 11/12/10	138,564	121,504	120,000	1,504
Mexican Peso vs. U.S. Dollar, expiring 4/22/10	22,929	1,851,431	1,756,000	95,431
Mexican Peso vs. U.S. Dollar, expiring 9/24/10	22,929	1,818,066	1,779,025	39,041
Singapore Dollar vs. U.S. Dollar, expiring 6/16/10	698	498,547	490,475	8,072
Singapore Dollar vs. U.S. Dollar, expiring 6/16/10	2,700	1,929,273	1,900,000	29,273

				$169,620

	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 4/1/10	23	$20,303	$21,106	$(803)
Australian Dollar vs. U.S. Dollar, expiring 4/1/10	1,895	1,688,170	1,738,947	(50,777)
Australian Dollar vs. U.S. Dollar, expiring 4/30/10	1,918	1,756,908	1,755,418	1,490
European Union Euro vs. U.S. Dollar, expiring 4/15/10	1,400	2,083,760	1,890,910	192,850
European Union Euro vs. U.S. Dollar, expiring 4/15/10	355	528,950	479,481	49,469
European Union Euro vs. U.S. Dollar, expiring 4/26/10	602	828,328	813,091	15,237
European Union Euro vs. U.S. Dollar, expiring 4/26/10	134	184,185	180,987	3,198
European Union Euro vs. U.S. Dollar, expiring 4/26/10	7,987	10,818,711	10,787,642	31,069
European Union Euro vs. U.S. Dollar, expiring 7/15/10	595	804,440	803,629	811
European Union Euro vs. U.S. Dollar, expiring 7/15/10	2,490	3,642,434	3,363,088	279,346
Mexican Peso vs. U.S. Dollar, expiring 4/22/10	22,929	1,811,135	1,851,430	(40,295)

				$481,595

				$651,215

Options Written:

Options written through the period ended March 31, 2010 were as follows:

			Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2010			—	$—
Options Written			278	86,180
Options Terminated in Closing Purchase Transactions			—	—
Options Expired			—	—
Options Exercised			—	—

Options Outstanding—March 31, 2010			278	$86,180

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$13,742,874	$—	$13,742,874
Non-Agency CMO	—	41,247,655	1,038,963	42,286,618
Convertible Bonds
Financials	—	2,376,000	—	2,376,000
Corporate Bonds
Consumer Discretionary	—	67,344,815	—	67,344,815
Consumer Staples	—	39,746,070	—	39,746,070
Energy	—	46,232,026	—	46,232,026
Financials	—	242,026,971	1,988,195	244,015,166
Health Care	—	38,531,373	2,169,960	40,701,333
Industrials	—	44,197,520	—	44,197,520
Information Technology	—	12,313,661	—	12,313,661
Materials	—	44,553,805	—	44,553,805
Telecommunication Services	—	57,053,021	—	57,053,021
Utilities	—	36,205,014	—	36,205,014
Forward Currency Contracts	—	779,035	—	779,035
Futures	525,488	—	—	525,488
Government Securities
Agency ABS	—	10,295,244	—	10,295,244
Foreign Governments	—	27,671,924	—	27,671,924
Municipal Bonds	—	18,608,418	—	18,608,418
Supranational	—	16,635,634	—	16,635,634
U.S. Government Agencies	—	498,278,380	—	498,278,380
U.S. Treasuries	—	478,722,725	—	478,722,725
Short-Term Investments	—	66,292,512	—	66,292,512

Total Assets	$525,488	$1,802,854,677	$5,197,118	$1,808,577,283

Liabilities:
Forward Currency Contracts	$—	$(127,820)	$—	$(127,820)
Government Securities
U.S. Government Agencies	—	(3,198,398)	—	(3,198,398)
Options Written
Put Options Written	(74,713)	—	—	(74,713)

Total Liabilities	$(74,713)	$(3,326,218)	$—	$(3,400,931)

Total	$450,775	$1,799,528,459	$5,197,118	$1,805,176,352

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Asset-Backed Securities	Investments in Securities- Consumer Discretionary
Balance as of 12/31/09	$857,606	$—
Total gains or losses (realized/unrealized) included in earnings	181,357	(90,000)
Purchases, sales, issuances, and settlements (net)	—	—
Transfers into Level 3	—	90,000
Transfers out of Level 3	—	—

Balance as of 3/31/10	$1,038,963	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$181,357	$90,000

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Investments in Securities- Financials	Investments in Securities-Health Care
Balance as of 12/31/09	$2,017,005	$2,540,465
Total gains or losses (realized/unrealized) included in earnings	(11,805)	92,626
Purchases, sales, issuances, and settlements (net)	—	(463,131)
Transfers into Level 3	2,000,000	—
Transfers out of Level 3	(2,017,005)	—

Balance as of 3/31/10	$1,988,195	$2,169,960

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$43,354	$92,626

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$622,912,260
Long-term U.S. Treasury securities	965,166,327

$1,588,078,587

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$677,734,137
Long-term U.S. Treasury securities	844,835,798

$1,522,569,935

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,808,023
Aggregate gross unrealized depreciation	(32,942,477)

Net unrealized appreciation	$9,865,546

Federal income tax cost of investments	$1,797,407,214

At March 31, 2010, the Portfolio had loaned securities with a total value of $29,246,618. This was secured by collateral of $29,978,138 which was received as cash and subsequently invested in short-term investments currently valued at $27,447,198, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $703,070,505 of which $91,978,211 expires in the year 2010, $11,568,090 expires in the year 2014, $80,510,058 expires in the year 2016, and $519,014,146 expires in the year 2017.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.0%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*^	282,190	$2,816,256
Amerigon, Inc.*	14,300	144,573
ArvinMeritor, Inc.*^	197,501	2,636,638
China Automotive Systems, Inc.*	3,100	71,641
Cooper Tire & Rubber Co.	38,900	739,878
Dorman Products, Inc.*	1,300	24,687
Drew Industries, Inc.*	7,300	160,746
Fuel Systems Solutions, Inc.*	9,400	300,424
Hawk Corp., Class A*	600	11,700
Raser Technologies, Inc.*^	39,400	39,400
Standard Motor Products, Inc.	5,500	54,560
Wonder Auto Technology, Inc.*	11,100	117,438

		7,117,941

Automobiles (0.0%)
Winnebago Industries, Inc.*	2,400	35,064

Distributors (0.0%)
Core-Mark Holding Co., Inc.*	1,500	45,915

Diversified Consumer Services (2.9%)
American Public Education, Inc.*	12,500	582,500
Bridgepoint Education, Inc.*^	73,013	1,794,660
Capella Education Co.*	9,929	921,808
ChinaCast Education Corp.*	21,100	154,241
Coinstar, Inc.*^	152,562	4,958,265
Corinthian Colleges, Inc.*^	53,000	932,270
CPI Corp.	3,600	49,896
Grand Canyon Education, Inc.*	56,218	1,469,538
K12, Inc.*^	52,922	1,175,398
Learning Tree International, Inc.*	4,600	64,722
Lincoln Educational Services Corp.*	6,300	159,390
Mac-Gray Corp.	1,600	18,064
Matthews International Corp., Class A	20,776	737,548
Nobel Learning Communities, Inc.*	2,200	17,248
Pre-Paid Legal Services, Inc.*	4,900	185,465
Princeton Review, Inc.*	10,500	36,645
Sotheby’s, Inc.	154,434	4,801,353
Steiner Leisure Ltd.*	5,000	221,600
Universal Technical Institute, Inc.*	13,700	312,634

		18,593,245

Hotels, Restaurants & Leisure (4.5%)
AFC Enterprises, Inc.*	1,600	17,168
Ambassadors Group, Inc.	13,200	145,860
Ameristar Casinos, Inc.	16,400	298,808
Bally Technologies, Inc.*^	151,140	6,127,216
Benihana, Inc., Class A*	2,500	16,250
BJ’s Restaurants, Inc.*^	222,754	5,190,168
Buffalo Wild Wings, Inc.*	11,700	562,887
California Pizza Kitchen, Inc.*^	13,600	228,344
Caribou Coffee Co., Inc.*	4,900	32,438
Carrols Restaurant Group, Inc.*	8,000	54,400
CEC Entertainment, Inc.*	15,800	601,822
Cheesecake Factory, Inc.*^	39,600	1,071,576
Choice Hotels International, Inc.	30,918	1,076,255
CKE Restaurants, Inc.	33,800	374,166
Cracker Barrel Old Country Store, Inc.	11,300	524,094
Denny’s Corp.*	63,000	241,920
DineEquity, Inc.*	12,100	478,313
Domino’s Pizza, Inc.*	2,400	32,736
Dover Downs Gaming & Entertainment, Inc.	7,800	30,888
Einstein Noah Restaurant Group, Inc.*	2,800	34,020
Great Wolf Resorts, Inc.*^	121,010	384,812
Interval Leisure Group, Inc.*	25,700	374,192
Isle of Capri Casinos, Inc.*^	11,300	87,914
Jack in the Box, Inc.*	37,459	882,159
Krispy Kreme Doughnuts, Inc.*	38,500	154,770
Lakes Entertainment, Inc.*	4,800	11,040
Life Time Fitness, Inc.*^	1,700	47,770
Marcus Corp.	1,000	12,990
Monarch Casino & Resort, Inc.*	4,796	40,958
Morgans Hotel Group Co.*	10,300	66,023
Multimedia Games, Inc.*	4,900	19,110
P.F. Chang’s China Bistro, Inc.*^	15,482	683,221
Papa John’s International, Inc.*	12,300	316,233
Peet’s Coffee & Tea, Inc.*	7,900	313,235
Pinnacle Entertainment, Inc.*	20,300	197,722
Red Robin Gourmet Burgers, Inc.*^	2,200	53,768
Ruth’s Hospitality Group, Inc.*	14,700	77,910
Scientific Games Corp., Class A*^	144,049	2,028,210
Shuffle Master, Inc.*	509,556	4,173,264
Sonic Corp.*^	81,475	900,299
Texas Roadhouse, Inc.*^	32,500	451,425
Town Sports International Holdings, Inc.*^	7,700	30,107
Universal Travel Group*	7,500	74,325
WMS Industries, Inc.*^	18,227	764,440
Youbet.com, Inc.*	17,200	50,568

		29,335,794

Household Durables (1.3%)
Blyth, Inc.	300	9,375
Hovnanian Enterprises, Inc., Class A*^	16,800	73,080
iRobot Corp.*	12,600	191,016
M/I Homes, Inc.*	1,600	23,440
National Presto Industries, Inc.	3,100	368,621
NIVS IntelliMedia Technology Group, Inc.*	2,800	10,752
Sealy Corp.*^	6,000	21,000
Tempur-Pedic International, Inc.*	49,886	1,504,562
Tupperware Brands Corp.	41,800	2,015,596
Universal Electronics, Inc.*^	182,694	4,081,384

		8,298,826

Internet & Catalog Retail (0.6%)
Blue Nile, Inc.*	8,700	478,674
Drugstore.Com, Inc.*	60,800	217,056
HSN, Inc.*	26,300	774,272
NutriSystem, Inc.	21,100	375,791
Orbitz Worldwide, Inc.*	9,100	64,701
Overstock.com, Inc.*^	10,200	165,750
PetMed Express, Inc.^	16,200	359,154
Shutterfly, Inc.*	59,293	1,428,368
Vitacost.com, Inc.*	3,900	46,995

		3,910,761

Leisure Equipment & Products (0.5%)
Leapfrog Enterprises, Inc.*	5,100	33,405
Polaris Industries, Inc.	43,503	2,225,613
Pool Corp.	16,706	378,224
Smith & Wesson Holding Corp.*	38,600	145,908
Sport Supply Group, Inc.	1,400	18,816
Sturm Ruger & Co., Inc.^	11,700	140,283

		2,942,249

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Media (1.2%)
Arbitron, Inc.^	18,200	$485,212
Carmike Cinemas, Inc.*	5,300	73,511
Cinemark Holdings, Inc.	42,110	772,297
CKX, Inc.*	37,600	230,488
Crown Media Holdings, Inc., Class A*^	3,700	7,104
Dolan Media Co.*	19,300	209,791
Global Sources Ltd.*	1,450	9,440
Knology, Inc.*^	6,000	80,640
Live Nation Entertainment, Inc.*	150,429	2,181,221
LodgeNet Interactive Corp.*^	80,530	561,294
Martha Stewart Living Omnimedia, Inc., Class A*	16,200	90,396
Mediacom Communications Corp., Class A*	9,700	57,715
National CineMedia, Inc.^	90,543	1,562,772
Outdoor Channel Holdings, Inc.*	1,800	11,862
Playboy Enterprises, Inc., Class B*	15,100	55,266
RCN Corp.*	23,600	355,888
Reading International, Inc., Class A*	1,900	8,113
Rentrak Corp.*	6,800	146,540
Valassis Communications, Inc.*	26,100	726,363
Value Line, Inc.	700	16,163
World Wrestling Entertainment, Inc., Class A	10,300	178,190

		7,820,266

Multiline Retail (0.1%)
99 Cents Only Stores*	26,800	436,840
Fred’s, Inc., Class A	8,700	104,226

		541,066

Specialty Retail (3.8%)
America’s Car-Mart, Inc.*	4,200	101,304
bebe Stores, Inc.	14,800	131,720
Big 5 Sporting Goods Corp.	13,900	211,558
Buckle, Inc.^	16,100	591,836
Cato Corp., Class A	19,100	409,504
Charming Shoppes, Inc.*	2,700	14,742
Chico’s FAS, Inc.	166,490	2,400,786
Children’s Place Retail Stores, Inc.*^	14,500	645,975
Christopher & Banks Corp.	2,700	21,600
Citi Trends, Inc.*	10,200	330,888
Coldwater Creek, Inc.*^	32,200	223,468
Collective Brands, Inc.*	18,100	411,594
Destination Maternity Corp.*	3,100	79,546
Dress Barn, Inc.*	8,793	230,025
Finish Line, Inc., Class A	15,100	246,432
Genesco, Inc.*	230,489	7,147,464
Gymboree Corp.*	15,800	815,754
hhgregg, Inc.*^	8,300	209,492
Hibbett Sports, Inc.*^	19,700	503,926
HOT Topic, Inc.*	18,900	122,850
J. Crew Group, Inc.*	33,525	1,538,797
Jo-Ann Stores, Inc.*	6,200	260,276
JoS. A. Bank Clothiers, Inc.*^	12,500	683,125
Kirkland’s, Inc.*	8,800	184,800
Lumber Liquidators Holdings, Inc.*^	9,300	248,031
Men’s Wearhouse, Inc.	900	21,546
Midas, Inc.*	9,800	110,544
Monro Muffler Brake, Inc.	11,500	411,240
OfficeMax, Inc.*^	36,400	597,688
Rue21, Inc.*	1,800	62,406
Sally Beauty Holdings, Inc.*	16,500	147,180
Sonic Automotive, Inc., Class A*	4,900	53,900
Stein Mart, Inc.*	15,600	140,868
Systemax, Inc.^	2,600	56,524
Talbots, Inc.*^	9,500	123,120
Tractor Supply Co.	23,800	1,381,590
Ulta Salon Cosmetics & Fragrance, Inc.*	19,000	429,780
Vitamin Shoppe, Inc.*	130,708	2,934,395
Wet Seal, Inc., Class A*^	62,800	298,928
Zumiez, Inc.*	13,200	270,468

		24,805,670

Textiles, Apparel & Luxury Goods (2.0%)
American Apparel, Inc.*	19,300	58,479
Carter’s, Inc.*	29,400	886,410
Cherokee, Inc.^	5,500	99,000
Crocs, Inc.*^	94,200	826,134
Deckers Outdoor Corp.*	8,700	1,200,600
Fossil, Inc.*	31,100	1,173,714
Fuqi International, Inc.*	8,000	87,200
G-III Apparel Group Ltd.*^	3,000	82,680
K-Swiss, Inc., Class A*^	10,700	111,922
Liz Claiborne, Inc.*^	42,900	318,747
Lululemon Athletica, Inc.*	27,000	1,120,500
Maidenform Brands, Inc.*	13,200	288,420
Oxford Industries, Inc.	5,700	115,881
Steven Madden Ltd.*	46,462	2,267,346
Timberland Co., Class A*	18,000	384,120
True Religion Apparel, Inc.*^	17,300	525,228
Under Armour, Inc., Class A*	22,700	667,607
UniFirst Corp.	1,400	72,100
Volcom, Inc.*	12,200	238,144
Warnaco Group, Inc.*	30,300	1,445,613
Weyco Group, Inc.	4,600	108,192
Wolverine World Wide, Inc.	32,500	947,700

		13,025,737

Total Consumer Discretionary		116,472,534

Consumer Staples (2.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*^	5,700	297,882
Coca-Cola Bottling Co. Consolidated	3,000	175,980
National Beverage Corp.^	3,200	35,584

		509,446

Food & Staples Retailing (0.3%)
Arden Group, Inc., Class A	700	74,396
Casey’s General Stores, Inc.	20,300	637,420
Diedrich Coffee, Inc.*	1,800	62,640
Pantry, Inc.*^	1,800	22,482
Pricesmart, Inc.	11,100	258,075
Ruddick Corp.^	4,400	139,216
Susser Holdings Corp.*	600	5,070
United Natural Foods, Inc.*	29,300	824,209
Village Super Market, Inc., Class A	3,900	109,317
Weis Markets, Inc.	1,200	43,632

		2,176,457

Food Products (0.9%)
AgFeed Industries, Inc.*^	19,800	86,922
Alico, Inc.	1,900	47,975
American Dairy, Inc.*^	6,400	122,560
American Italian Pasta Co., Class A*	9,600	373,152
B&G Foods, Inc., Class A	7,500	78,600
Calavo Growers, Inc.^	7,400	134,976
Cal-Maine Foods, Inc.	8,600	291,454
Darling International, Inc.*	56,600	507,136
Diamond Foods, Inc.^	11,000	462,440
Dole Food Co., Inc.*	14,300	169,455
Farmer Bros. Co.	1,700	31,858

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Hain Celestial Group, Inc.*	6,200	$107,570
HQ Sustainable Maritime Industries, Inc.*	7,000	42,000
J&J Snack Foods Corp.	9,800	426,006
Lancaster Colony Corp.	13,100	772,376
Lance, Inc.	19,100	441,783
Lifeway Foods, Inc.*	3,300	39,171
Overhill Farms, Inc.*	9,100	53,053
Sanderson Farms, Inc.	13,300	713,013
Smart Balance, Inc.*	31,500	204,120
Synutra International, Inc.*^	11,800	266,798
Tootsie Roll Industries, Inc.^	17,065	461,268
Zhongpin, Inc.*	15,600	198,120

		6,031,806

Household Products (0.1%)
Orchids Paper Products Co.*	3,900	64,155
WD-40 Co.	8,000	262,640

		326,795

Personal Products (0.7%)
American Oriental Bioengineering, Inc.*^	12,700	51,816
China Sky One Medical, Inc.*	7,400	116,254
China-Biotics, Inc.*	6,000	107,460
Female Health Co.	11,100	79,587
Herbalife Ltd.	52,298	2,411,984
Inter Parfums, Inc.	2,000	29,640
Medifast, Inc.*	8,400	211,092
Nu Skin Enterprises, Inc., Class A	32,700	951,570
Revlon, Inc., Class A*^	6,600	98,010
Schiff Nutrition International, Inc.	500	4,090
USANA Health Sciences, Inc.*	4,400	138,204

		4,199,707

Tobacco (0.1%)
Alliance One International, Inc.*^	42,200	214,798
Star Scientific, Inc.*	52,300	133,365
Universal Corp.	800	42,152
Vector Group Ltd.	26,725	412,367

		802,682

Total Consumer Staples		14,046,893

Energy (5.1%)
Energy Equipment & Services (2.4%)
Bolt Technology Corp.*	1,800	20,358
Cal Dive International, Inc.*	4,900	35,917
CARBO Ceramics, Inc.	11,700	729,378
Dril-Quip, Inc.*^	19,300	1,174,212
ENGlobal Corp.*	10,000	27,700
Geokinetics, Inc.*	3,200	23,072
Gulf Island Fabrication, Inc.	500	10,875
Gulfmark Offshore, Inc., Class A*	7,400	196,470
Hercules Offshore, Inc.*	5,100	21,981
ION Geophysical Corp.*^	4,500	22,140
Lufkin Industries, Inc.^	85,867	6,796,373
Matrix Service Co.*	4,400	47,344
Natural Gas Services Group, Inc.*	800	12,696
OYO Geospace Corp.*	82,596	3,948,915
PHI, Inc.*	5,100	108,018
Pioneer Drilling Co.*	5,100	35,904
RPC, Inc.	19,700	219,261
Sulphco, Inc.*^	40,900	11,861
TETRA Technologies, Inc.*	27,800	339,716
TGC Industries, Inc.*	6,000	24,240
Unit Corp.*	23,088	976,160
Willbros Group, Inc.*	27,100	325,471

		15,108,062

Oil, Gas & Consumable Fuels (2.7%)
Apco Oil and Gas International, Inc.	6,000	162,360
Approach Resources, Inc.*	2,300	20,884
Arena Resources, Inc.*^	25,200	841,680
Atlas Energy, Inc.*	22,200	690,864
ATP Oil & Gas Corp.*	4,800	90,288
BPZ Resources, Inc.*^	50,800	373,380
Brigham Exploration Co.*	220,299	3,513,769
Carrizo Oil & Gas, Inc.*^	43,100	989,145
Cheniere Energy, Inc.*^	12,700	39,243
Clean Energy Fuels Corp.*^	23,300	530,774
Cloud Peak Energy, Inc.*	7,900	131,456
Contango Oil & Gas Co.*	7,900	404,085
CREDO Petroleum Corp.*	3,400	33,626
Delta Petroleum Corp.*^	56,500	79,665
Endeavour International Corp.*	78,700	99,949
Evergreen Energy, Inc.*	76,900	13,842
FX Energy, Inc.*^	29,500	101,185
GMX Resources, Inc.*	11,400	93,708
Golar LNG Ltd.*	12,700	148,590
Goodrich Petroleum Corp.*^	30,325	474,283
Gulfport Energy Corp.*	16,200	182,088
Isramco, Inc.*	600	39,330
James River Coal Co.*	19,000	302,100
McMoRan Exploration Co.*	53,900	788,557
Northern Oil and Gas, Inc.*	24,500	388,325
Panhandle Oil and Gas, Inc., Class A	4,400	103,972
PrimeEnergy Corp.*	400	10,772
Rex Energy Corp.*	13,700	156,043
Ship Finance International Ltd.^	17,172	304,976
Swift Energy Co.*	25,500	783,870
Syntroleum Corp.*	45,700	96,884
Teekay Tankers Ltd., Class A^	7,000	87,990
Toreador Resources Corp.*	14,600	119,428
Uranerz Energy Corp.*	24,100	44,826
Uranium Energy Corp.*	37,900	122,038
VAALCO Energy, Inc.*	2,600	12,844
Venoco, Inc.*	32,970	423,005
W&T Offshore, Inc.^	20,600	173,040
Warren Resources, Inc.*	24,400	61,488
Westmoreland Coal Co.*^	1,700	21,454
Whiting Petroleum Corp.*	43,170	3,489,863
World Fuel Services Corp.^	38,900	1,036,296
Zion Oil & Gas, Inc.*	8,664	53,630

		17,635,595

Total Energy		32,743,657

Financials (5.6%)
Capital Markets (1.3%)
Artio Global Investors, Inc.	3,100	76,694
BGC Partners, Inc., Class A	12,500	76,375
Broadpoint Gleacher Securities, Inc.*^	216,987	867,948
Calamos Asset Management, Inc., Class A	800	11,472
Cohen & Steers, Inc.	5,800	144,768
Cowen Group, Inc., Class A*	2,400	13,584
Diamond Hill Investment Group, Inc.	1,400	96,040
Duff & Phelps Corp., Class A	119,249	1,996,228
Epoch Holding Corp.^	6,800	76,772
Evercore Partners, Inc., Class A^	3,000	90,000
FBR Capital Markets Corp.*	1,700	7,735
GAMCO Investors, Inc., Class A	2,800	127,400
GFI Group, Inc.	41,800	241,604
International Assets Holding Corp.*	2,200	32,934
JMP Group, Inc.	800	6,800

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
KBW, Inc.*	10,300	$277,070
Knight Capital Group, Inc., Class A*	30,300	462,075
Kohlberg Capital Corp.^	1,094	6,192
Main Street Capital Corp.^	3,259	50,873
MF Global Holdings Ltd.*^	17,600	142,032
optionsXpress Holdings, Inc.*^	92,220	1,502,264
Penson Worldwide, Inc.*^	7,100	71,497
Pzena Investment Management, Inc., Class A*	4,900	37,387
Riskmetrics Group, Inc.*^	14,200	321,062
Safeguard Scientifics, Inc.*	4,483	58,279
Solar Capital Ltd.	500	10,570
Stifel Financial Corp.*	19,900	1,069,625
SWS Group, Inc.	800	9,224
Teton Advisors, Inc., Class B*^†	28	293
Thomas Weisel Partners Group, Inc.*	2,100	8,232
TradeStation Group, Inc.*	5,000	35,050
U.S. Global Investors, Inc., Class A	7,800	77,142
Westwood Holdings Group, Inc.	3,600	132,480

		8,137,701

Commercial Banks (1.1%)
Ames National Corp.^	1,700	34,085
Arrow Financial Corp.^	4,095	110,114
Bank of Marin Bancorp/California	2,900	95,932
Bridge Bancorp, Inc.	2,900	67,860
Bryn Mawr Bank Corp.^	700	12,705
Cardinal Financial Corp.	7,700	82,236
Cathay General Bancorp	21,000	244,650
Centerstate Banks, Inc.	2,700	33,075
Citizens Holding Co.^	700	17,276
City Holding Co.^	400	13,716
CNB Financial Corp./Pennsylvania^	2,400	37,056
Danvers Bancorp, Inc.^	1,200	16,596
Enterprise Financial Services Corp.	3,200	35,392
First Commonwealth Financial Corp.	239,090	1,604,294
First Financial Bankshares, Inc.^	7,200	371,160
First of Long Island Corp.^	500	12,050
Great Southern Bancorp, Inc.	1,400	31,416
Hancock Holding Co.	2,000	83,620
Investors Bancorp, Inc.*	2,400	31,680
Metro Bancorp, Inc.*	1,700	23,409
Nara Bancorp, Inc.*	7,100	62,196
Orrstown Financial Services, Inc.	1,400	35,518
Park National Corp.	300	18,693
Peapack Gladstone Financial Corp.	700	10,997
Penns Woods Bancorp, Inc.^	1,300	43,615
PrivateBancorp, Inc.	22,500	308,250
Republic Bancorp, Inc./Kentucky, Class A	700	13,188
Signature Bank/New York*	21,500	796,575
Southside Bancshares, Inc.	1,700	36,669
Suffolk Bancorp^	4,600	141,266
SVB Financial Group*	2,000	93,320
SY Bancorp, Inc.	2,600	59,150
Texas Capital Bancshares, Inc.*	1,200	22,788
Tompkins Financial Corp.^	2,419	88,245
UMB Financial Corp.	34,830	1,414,098
Westamerica Bancorp^	10,715	617,720

		6,720,610

Consumer Finance (1.6%)
Advance America Cash Advance Centers, Inc.	26,800	155,976
Cardtronics, Inc.*^	33,500	421,095
Cash America International, Inc.	183,115	7,229,380
CompuCredit Holdings Corp.	5,700	29,412
Credit Acceptance Corp.*	3,700	152,588
Dollar Financial Corp.*	63,215	1,520,953
EZCORP, Inc., Class A*	29,600	609,760
First Cash Financial Services, Inc.*	15,900	342,963
Nelnet, Inc., Class A	3,300	61,248
QC Holdings, Inc.	2,800	14,476
Rewards Network, Inc.	1,600	21,440

		10,559,291

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*^	3,500	22,085
Life Partners Holdings, Inc.	4,350	96,440
MarketAxess Holdings, Inc.	22,000	346,060
NewStar Financial, Inc.*^	5,900	37,642
PICO Holdings, Inc.*	5,400	200,826
Portfolio Recovery Associates, Inc.*	11,100	609,057

		1,312,110

Insurance (0.4%)
American Safety Insurance Holdings Ltd.*	500	8,295
Amtrust Financial Services, Inc.	900	12,555
Assured Guaranty Ltd.^	10,200	224,094
Citizens, Inc./Texas*	17,900	123,689
Crawford & Co., Class B*	9,600	39,072
eHealth, Inc.*	16,000	252,000
FBL Financial Group, Inc., Class A^	3,300	80,784
First Mercury Financial Corp.	3,900	50,817
Phoenix Cos., Inc.*^	3,400	8,228
RLI Corp.^	4,800	273,696
Safety Insurance Group, Inc.	600	22,602
Tower Group, Inc.	75,460	1,672,948
Universal Insurance Holdings, Inc.	4,900	24,794

		2,793,574

Real Estate Investment Trusts (REITs) (0.9%)
Acadia Realty Trust (REIT)	5,400	96,444
Alexander’s, Inc. (REIT)*	900	269,217
Associated Estates Realty Corp. (REIT)	1,400	19,306
Cypress Sharpridge Investments, Inc. (REIT)	1,100	14,718
DuPont Fabros Technology, Inc. (REIT)	8,700	187,833
EastGroup Properties, Inc. (REIT)	10,400	392,496
Equity Lifestyle Properties, Inc. (REIT)	10,800	581,904
Getty Realty Corp. (REIT)	5,000	117,000
Government Properties Income Trust (REIT)	200	5,202
Invesco Mortgage Capital, Inc. (REIT)	700	16,100
Investors Real Estate Trust (REIT)^	900	8,118
LTC Properties, Inc. (REIT)	1,200	32,472
Mid-America Apartment Communities, Inc. (REIT)	8,996	465,903
National Health Investors, Inc. (REIT)	300	11,628
Omega Healthcare Investors, Inc. (REIT)	9,800	191,002
Pebblebrook Hotel Trust (REIT)*	200	4,206
Pennymac Mortgage Investment Trust (REIT)*	1,000	16,610
Potlatch Corp. (REIT)	13,400	469,536
PS Business Parks, Inc. (REIT)	3,600	192,240
Redwood Trust, Inc. (REIT)^	127,263	1,962,395
Saul Centers, Inc. (REIT)	2,500	103,500
Tanger Factory Outlet Centers (REIT)	14,500	625,820

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
UMH Properties, Inc. (REIT)	1,900	$15,523
Universal Health Realty Income Trust (REIT)	3,900	137,826
Washington Real Estate Investment Trust (REIT)	3,500	106,925

		6,043,924

Real Estate Management & Development (0.0%)
Tejon Ranch Co.*^	7,600	231,952

Thrifts & Mortgage Finance (0.1%)
Brookline Bancorp, Inc.	7,800	82,992
Brooklyn Federal Bancorp, Inc.	700	5,880
Kearny Financial Corp.	2,100	21,903
Oritani Financial Corp.^	5,900	94,813
Prudential Bancorp, Inc. of Pennsylvania	2,000	16,880
Roma Financial Corp.^	2,000	25,080
Territorial Bancorp, Inc.	1,000	19,030
TrustCo Bank Corp. NY/New York	20,400	125,868
United Financial Bancorp, Inc.	1,700	23,766
ViewPoint Financial Group	7,300	118,333

		534,545

Total Financials		36,333,707

Health Care (23.6%)
Biotechnology (5.9%)
Acorda Therapeutics, Inc.*	51,400	1,757,880
Affymax, Inc.*	11,300	264,759
Alkermes, Inc.*	64,400	835,268
Allos Therapeutics, Inc.*	49,800	370,014
Alnylam Pharmaceuticals, Inc.*	24,800	422,096
AMAG Pharmaceuticals, Inc.*^	13,800	481,758
Amicus Therapeutics, Inc.*	9,200	29,348
Arena Pharmaceuticals, Inc.*^	64,400	199,640
ARIAD Pharmaceuticals, Inc.*	70,900	241,060
ArQule, Inc.*	15,700	90,432
Array BioPharma, Inc.*^	35,900	98,366
AVI BioPharma, Inc.*	69,100	82,229
BioCryst Pharmaceuticals, Inc.*^	15,200	99,864
BioMarin Pharmaceutical, Inc.*^	139,158	3,252,123
Biospecifics Technologies Corp.*^	2,100	58,275
Cardium Therapeutics, Inc.*	22,600	9,955
Celera Corp.*	9,500	67,450
Cell Therapeutics, Inc.*^	369,000	199,518
Celldex Therapeutics, Inc.*	17,300	106,222
Cepheid, Inc.*^	39,500	690,460
Chelsea Therapeutics International, Inc.*	20,200	71,710
Clinical Data, Inc.*	8,400	162,960
Cubist Pharmaceuticals, Inc.*	94,872	2,138,415
Curis, Inc.*	50,500	155,035
Cytokinetics, Inc.*	31,500	100,800
Cytori Therapeutics, Inc.*	20,800	94,848
Dyax Corp.*	50,200	171,182
Emergent Biosolutions, Inc.*	10,600	177,974
Enzon Pharmaceuticals, Inc.*	38,600	392,948
Exelixis, Inc.*	73,000	443,110
Facet Biotech Corp.*^	2,700	72,873
Genomic Health, Inc.*	9,100	160,069
Geron Corp.*^	31,300	177,784
GTx, Inc.*	13,400	44,756
Halozyme Therapeutics, Inc.*	99,921	798,369
Hemispherx Biopharma, Inc.*	77,800	57,572
Human Genome Sciences, Inc.*	122,800	3,708,560
Idenix Pharmaceuticals, Inc.*	19,000	53,580
Idera Pharmaceuticals, Inc.*	15,800	98,118
Immunogen, Inc.*	39,400	318,746
Immunomedics, Inc.*	42,700	141,764
Incyte Corp.*^	58,900	822,244
Infinity Pharmaceuticals, Inc.*^	4,900	29,890
Insmed, Inc.*	86,600	102,188
InterMune, Inc.*	29,600	1,319,272
Isis Pharmaceuticals, Inc.*^	63,400	692,328
Lexicon Pharmaceuticals, Inc.*	51,000	75,480
Ligand Pharmaceuticals, Inc., Class B*	79,700	139,475
MannKind Corp.*	39,800	261,088
Martek Biosciences Corp.*^	3,200	72,032
Maxygen, Inc.*	14,200	93,294
Medivation, Inc.*	19,600	205,604
Metabolix, Inc.*	14,100	171,738
Micromet, Inc.*	43,900	354,712
Molecular Insight Pharmaceuticals, Inc.*^	9,600	12,576
Momenta Pharmaceuticals, Inc.*	27,000	404,190
Myriad Pharmaceuticals, Inc.*	12,925	58,421
Nabi Biopharmaceuticals*	25,600	140,032
Nanosphere, Inc.*	8,200	39,278
Neurocrine Biosciences, Inc.*	27,800	70,890
NeurogesX, Inc.*^	7,200	67,680
Novavax, Inc.*^	47,100	108,801
NPS Pharmaceuticals, Inc.*	32,700	164,808
Omeros Corp.*	4,700	33,088
OncoGenex Pharmaceutical, Inc.*	3,100	63,643
Onyx Pharmaceuticals, Inc.*	150,298	4,551,023
Opko Health, Inc.*^	24,800	49,104
Orexigen Therapeutics, Inc.*	18,900	111,321
Osiris Therapeutics, Inc.*	12,200	90,280
OXiGENE, Inc.*	21,300	26,199
PDL BioPharma, Inc.^	81,900	508,599
Pharmasset, Inc.*	14,600	391,280
Poniard Pharmaceuticals, Inc.*	13,200	15,180
Progenics Pharmaceuticals, Inc.*	13,300	70,889
Protalix BioTherapeutics, Inc.*	23,000	150,880
Regeneron Pharmaceuticals, Inc.*^	107,384	2,844,602
Repligen Corp.*	21,400	86,884
Rigel Pharmaceuticals, Inc.*	34,500	274,965
Sangamo BioSciences, Inc.*^	31,100	168,562
Savient Pharmaceuticals, Inc.*	45,500	657,475
Sciclone Pharmaceuticals, Inc.*	24,700	87,191
Seattle Genetics, Inc.*^	147,141	1,756,864
SIGA Technologies, Inc.*	19,000	125,970
Spectrum Pharmaceuticals, Inc.*^	28,400	130,924
StemCells, Inc.*^	81,700	94,772
Synta Pharmaceuticals Corp.*	11,600	49,996
Theravance, Inc.*^	46,000	612,720
Vanda Pharmaceuticals, Inc.*	84,200	971,668
Vical, Inc.*^	29,400	98,784
ZymoGenetics, Inc.*	29,400	168,462

		38,495,236

Health Care Equipment & Supplies (6.4%)
Abaxis, Inc.*^	15,100	410,569
ABIOMED, Inc.*^	20,000	206,600
Accuray, Inc.*^	26,000	158,340
AGA Medical Holdings, Inc.*	7,400	120,250
Align Technology, Inc.*^	59,420	1,149,183
Alphatec Holdings, Inc.*	20,400	129,948
American Medical Systems Holdings, Inc.*^	270,851	5,032,412
Analogic Corp.^	5,100	217,923
AngioDynamics, Inc.*	4,000	62,480

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Atrion Corp.^	1,100	$157,344
ATS Medical, Inc.*	34,100	88,660
Bovie Medical Corp.*^	12,300	76,875
Cantel Medical Corp.	6,400	127,040
Cardiovascular Systems, Inc.*	5,300	28,143
Conceptus, Inc.*	21,000	419,160
CryoLife, Inc.*	17,200	111,284
Cutera, Inc.*	112,636	1,168,035
Cyberonics, Inc.*^	18,900	362,124
Delcath Systems, Inc.*	22,900	185,490
DexCom, Inc.*	34,100	331,793
Electro-Optical Sciences, Inc.*	14,200	105,364
Endologix, Inc.*	34,100	137,764
EnteroMedics, Inc.*	9,000	4,590
ev3, Inc.*	89,911	1,425,988
Exactech, Inc.*	5,000	104,850
Greatbatch, Inc.*^	37,995	805,114
Haemonetics Corp.*	16,900	965,835
Hansen Medical, Inc.*	14,900	34,121
HeartWare International, Inc.*	4,500	200,115
ICU Medical, Inc.*	8,600	296,270
Immucor, Inc.*	46,600	1,043,374
Insulet Corp.*	23,000	347,070
Integra LifeSciences Holdings Corp.*	12,900	565,407
Invacare Corp.	7,700	204,358
IRIS International, Inc.*	11,800	120,478
Kensey Nash Corp.*	5,400	127,386
MAKO Surgical Corp.*	12,400	167,152
Masimo Corp.	33,600	892,080
Medical Action Industries, Inc.*	8,000	98,160
Meridian Bioscience, Inc.^	27,800	566,286
Merit Medical Systems, Inc.*	19,300	294,325
Micrus Endovascular Corp.*	11,100	218,892
Natus Medical, Inc.*	14,500	230,695
Neogen Corp.*	13,649	342,590
NuVasive, Inc.*^	45,149	2,040,735
NxStage Medical, Inc.*^	16,300	186,635
OraSure Technologies, Inc.*^	30,500	180,865
Orthofix International N.V.*^	11,800	429,284
Orthovita, Inc.*^	46,400	197,664
Palomar Medical Technologies, Inc.*	9,500	103,170
Quidel Corp.*^	16,600	241,364
Rochester Medical Corp.*	6,000	76,920
Rockwell Medical Technologies, Inc.*	11,800	68,204
RTI Biologics, Inc.*	11,200	48,496
SenoRx, Inc.*	48,755	356,887
Sirona Dental Systems, Inc.*	30,135	1,146,034
Somanetics Corp.*	8,600	164,604
SonoSite, Inc.*	45,252	1,453,042
Spectranetics Corp.*^	123,541	853,668
Stereotaxis, Inc.*	19,100	95,691
STERIS Corp.	75,804	2,551,563
SurModics, Inc.*	10,700	224,058
Symmetry Medical, Inc.*	4,400	44,176
Synovis Life Technologies, Inc.*	8,000	124,240
Thoratec Corp.*^	231,052	7,728,689
TomoTherapy, Inc.*	12,800	43,648
TranS1, Inc.*	6,200	20,150
Utah Medical Products, Inc.	2,300	64,699
Vascular Solutions, Inc.*	11,700	105,183
Volcano Corp.*^	58,907	1,423,193
West Pharmaceutical Services, Inc.	21,600	906,120
Wright Medical Group, Inc.*	24,600	437,142
Young Innovations, Inc.^	2,200	61,952
Zoll Medical Corp.*	12,700	334,772

		41,554,765

Health Care Providers & Services (5.3%)
Air Methods Corp.*	7,500	255,000
Alliance HealthCare Services, Inc.*	14,400	80,928
Allied Healthcare International, Inc.*	6,100	16,592
Almost Family, Inc.*	5,500	207,295
Amedisys, Inc.*^	87,977	4,858,090
America Service Group, Inc.	6,000	96,540
American Caresource Holding, Inc.*	6,400	11,328
American Dental Partners, Inc.*	2,800	36,540
AMERIGROUP Corp.*	67,500	2,243,700
AMN Healthcare Services, Inc.*	21,200	186,560
Bio-Reference Labs, Inc.*	8,200	360,554
BioScrip, Inc.*^	27,100	216,258
CardioNet, Inc.*^	17,300	132,345
Catalyst Health Solutions, Inc.*	24,230	1,002,637
Centene Corp.*^	164,870	3,963,475
Chemed Corp.	15,000	815,700
Chindex International, Inc.*^	8,100	95,661
Clarient, Inc.*	17,800	46,636
Continuecare Corp.*	14,700	54,390
Corvel Corp.*	4,900	175,175
Cross Country Healthcare, Inc.*	1,600	16,176
Emergency Medical Services Corp., Class A*	19,100	1,080,105
Emeritus Corp.*^	12,800	260,480
Ensign Group, Inc.	7,900	136,907
Genoptix, Inc.*^	108,806	3,861,525
Gentiva Health Services, Inc.*	7,400	209,272
Hanger Orthopedic Group, Inc.*	2,700	49,086
Health Grades, Inc.*	16,500	104,940
HealthSouth Corp.*^	62,900	1,176,230
Healthways, Inc.*	1,100	17,677
HMS Holdings Corp.*	17,000	866,830
inVentiv Health, Inc.*	6,800	152,728
IPC The Hospitalist Co., Inc.*	11,100	389,721
Landauer, Inc.	3,600	234,792
LCA-Vision, Inc.*	7,300	60,736
LHC Group, Inc.*^	10,500	352,065
Lincare Holdings, Inc.*^	71,785	3,221,711
Metropolitan Health Networks, Inc.*^	25,900	83,657
MWI Veterinary Supply, Inc.*	7,500	303,000
National Healthcare Corp.	2,500	88,450
National Research Corp.	1,300	32,916
NovaMed, Inc.*	7,200	24,480
Odyssey HealthCare, Inc.*	10,700	193,777
Owens & Minor, Inc.	22,000	1,020,580
PharMerica Corp.*	21,100	384,442
Providence Service Corp.*	6,500	98,735
PSS World Medical, Inc.*^	39,100	919,241
Psychiatric Solutions, Inc.*	116,835	3,481,683
RadNet, Inc.*	19,200	61,056
RehabCare Group, Inc.*	12,700	346,329
Select Medical Holdings Corp.*	6,100	51,484
Team Health Holdings, Inc.*	8,100	136,080
U.S. Physical Therapy, Inc.*	3,100	53,940
Virtual Radiologic Corp.*^	3,700	40,700

		34,366,935

Health Care Technology (2.7%)
AMICAS, Inc.*	16,500	99,330
athenahealth, Inc.*	22,300	815,288
Computer Programs & Systems, Inc.	6,700	261,836
Eclipsys Corp.*^	267,026	5,308,477
MedAssets, Inc.*	157,053	3,298,113

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Medidata Solutions, Inc.*	3,300	$50,160
Merge Healthcare, Inc.*	20,800	43,056
Omnicell, Inc.*	18,900	265,167
Phase Forward, Inc.*	27,800	363,346
Quality Systems, Inc.^	83,233	5,113,835
Transcend Services, Inc.*^	4,700	76,375
Vital Images, Inc.*	102,492	1,657,296

		17,352,279

Life Sciences Tools & Services (1.4%)
Accelrys, Inc.*	19,600	120,736
Affymetrix, Inc.*	39,900	292,866
BioDelivery Sciences International, Inc.*^	5,500	21,065
Bio-Rad Laboratories, Inc., Class A*	13,150	1,361,288
Bruker Corp.*	33,700	493,705
Cambrex Corp.*	19,400	78,570
Dionex Corp.*	11,700	874,926
Enzo Biochem, Inc.*	14,700	88,494
eResearchTechnology, Inc.*	29,800	205,918
Harvard Bioscience, Inc.*	16,700	64,629
ICON plc (ADR)*	105,346	2,781,134
Kendle International, Inc.*	1,900	33,212
Luminex Corp.*^	73,283	1,233,353
PAREXEL International Corp.*	39,100	911,421
Sequenom, Inc.*^	39,800	251,138
Varian, Inc.*	4,600	238,188

		9,050,643

Pharmaceuticals (1.9%)
Acura Pharmaceuticals, Inc.*	4,600	24,794
Adolor Corp.*	11,500	20,700
Akorn, Inc.*	41,700	63,801
Ardea Biosciences, Inc.*^	9,300	169,818
ARYx Therapeutics, Inc.*^	11,900	10,353
Auxilium Pharmaceuticals, Inc.*^	49,800	1,551,768
AVANIR Pharmaceuticals, Inc., Class A*	44,800	103,936
Biodel, Inc.*	10,100	43,127
BioMimetic Therapeutics, Inc.*	9,091	119,547
BMP Sunstone Corp.*	21,400	108,284
Cadence Pharmaceuticals, Inc.*^	16,100	146,993
Caraco Pharmaceutical Laboratories Ltd.*	2,200	13,178
Cornerstone Therapeutics, Inc.*	4,900	31,115
Cumberland Pharmaceuticals, Inc.*^	3,700	38,961
Cypress Bioscience, Inc.*	25,000	122,500
Depomed, Inc.*	36,500	129,575
Discovery Laboratories, Inc.*	72,400	37,648
Durect Corp.*	54,300	163,443
Hi-Tech Pharmacal Co., Inc.*^	1,300	28,782
Impax Laboratories, Inc.*	41,300	738,444
Inspire Pharmaceuticals, Inc.*^	39,700	247,728
Ironwood Pharmaceuticals, Inc.*	10,800	146,016
ISTA Pharmaceuticals, Inc.*	23,800	96,866
Javelin Pharmaceuticals, Inc.*	30,600	39,474
KV Pharmaceutical Co., Class A*	13,800	24,288
Lannett Co., Inc.*	7,300	31,025
MAP Pharmaceuticals, Inc.*^	5,600	88,984
Matrixx Initiatives, Inc.*	5,600	28,392
Medicines Co.*	26,000	203,840
Medicis Pharmaceutical Corp., Class A	4,500	113,220
MiddleBrook Pharmaceuticals, Inc.*^	20,300	6,090
Nektar Therapeutics*	62,900	956,709
Obagi Medical Products, Inc.*	12,200	148,596
Optimer Pharmaceuticals, Inc.*	21,100	259,108
Pain Therapeutics, Inc.*	24,700	154,869
Pozen, Inc.*	18,500	177,230
Questcor Pharmaceuticals, Inc.*^	37,400	307,802
Repros Therapeutics, Inc.*	5,500	3,712
Salix Pharmaceuticals Ltd.*	68,348	2,545,963
Santarus, Inc.*	34,000	182,920
Sucampo Pharmaceuticals, Inc., Class A*	5,100	18,207
SuperGen, Inc.*	21,900	70,080
ViroPharma, Inc.*	67,400	918,662
Vivus, Inc.*^	180,042	1,569,966
XenoPort, Inc.*	20,600	190,756

		12,197,270

Total Health Care		153,017,128

Industrials (13.5%)
Aerospace & Defense (1.0%)
AAR Corp.*^	1,500	37,230
Aerovironment, Inc.*	8,600	224,546
American Science & Engineering, Inc.	6,300	471,996
Applied Signal Technology, Inc.	9,100	178,178
Argon ST, Inc.*	8,100	215,541
Ascent Solar Technologies, Inc.*	2,900	11,165
Astronics Corp.*^	4,400	43,164
Cubic Corp.	10,700	385,200
DigitalGlobe, Inc.*	9,500	265,525
DynCorp International, Inc., Class A*	1,300	14,937
Esterline Technologies Corp.*^	21,856	1,080,342
GenCorp, Inc.*	34,900	201,024
GeoEye, Inc.*	13,000	383,500
Global Defense Technology & Systems, Inc.*	1,700	22,780
HEICO Corp.	15,200	783,712
Hexcel Corp.*	63,800	921,272
LMI Aerospace, Inc.*	2,700	50,166
Orbital Sciences Corp.*	37,087	705,024
Stanley, Inc.*	8,000	226,320
Taser International, Inc.*	40,200	235,572
Teledyne Technologies, Inc.*	8,200	338,414

		6,795,608

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	19,700	66,389
Atlas Air Worldwide Holdings, Inc.*^	17,800	944,290
Dynamex, Inc.*	5,000	86,000
Forward Air Corp.^	9,000	236,700
Hub Group, Inc., Class A*	12,210	341,636
UTi Worldwide, Inc.	45,900	703,188

		2,378,203

Airlines (0.5%)
AirTran Holdings, Inc.*	87,700	445,516
Alaska Air Group, Inc.*	800	32,984
Allegiant Travel Co.*	10,300	595,958
Hawaiian Holdings, Inc.*	33,400	246,158
Republic Airways Holdings, Inc.*	2,600	15,392
UAL Corp.*	105,100	2,054,705

		3,390,713

Building Products (0.2%)
AAON, Inc.	8,100	183,222
Apogee Enterprises, Inc.^	1,200	18,972
Builders FirstSource, Inc.*	23,116	72,816
NCI Building Systems, Inc.*	1,060	11,702
Quanex Building Products Corp.	13,900	229,767
Simpson Manufacturing Co., Inc.	19,100	530,216
Trex Co., Inc.*	8,900	189,481

		1,236,176

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (3.7%)
ABM Industries, Inc.^	6,000	$127,200
American Reprographics Co.*	21,200	190,164
APAC Customer Services, Inc.*	18,300	105,225
ATC Technology Corp.*^	9,500	163,020
Cenveo, Inc.*	37,000	320,420
Clean Harbors, Inc.*^	21,600	1,200,096
Deluxe Corp.^	18,200	353,444
EnergySolutions, Inc.	4,100	26,363
EnerNOC, Inc.*	9,700	287,896
Fuel Tech, Inc.*	8,300	66,566
GEO Group, Inc.*	232,234	4,602,878
Healthcare Services Group, Inc.^	28,000	626,920
Heritage-Crystal Clean, Inc.*	2,100	23,730
Herman Miller, Inc.^	36,800	664,608
HNI Corp.	22,100	588,523
Innerworkings, Inc.*	163,434	849,857
Interface, Inc., Class A	32,400	375,192
Knoll, Inc.	32,500	365,625
McGrath RentCorp.	1,900	46,037
Mine Safety Appliances Co.^	17,000	475,320
Mobile Mini, Inc.*	6,600	102,234
Multi-Color Corp.	6,900	82,662
North American Galvanizing & Coatings, Inc.*	5,400	30,024
Perma-Fix Environmental Services*	39,100	87,584
Ritchie Bros. Auctioneers, Inc.^	166,799	3,591,182
Rollins, Inc.	30,100	652,568
Standard Parking Corp.*	900	14,778
Standard Register Co.^	9,300	49,755
Sykes Enterprises, Inc.*^	126,633	2,892,298
Team, Inc.*	12,500	207,375
Tetra Tech, Inc.*	39,800	916,992
U.S. Ecology, Inc.	12,700	204,470
Viad Corp.^	600	12,330
Waste Connections, Inc.*	110,121	3,739,709
Waste Services, Inc.*	1,800	17,802

		24,060,847

Construction & Engineering (0.7%)
Argan, Inc.*^	4,300	55,900
EMCOR Group, Inc.*	13,000	320,190
Furmanite Corp.*	17,100	88,749
Granite Construction, Inc.	2,400	72,528
Great Lakes Dredge & Dock Corp.	24,400	128,100
MasTec, Inc.*^	88,548	1,116,590
Michael Baker Corp.*	5,500	189,640
MYR Group, Inc.*	12,000	195,720
Northwest Pipe Co.*	103,409	2,259,487
Orion Marine Group, Inc.*	18,500	333,925
Pike Electric Corp.*	4,600	42,872
Primoris Services Corp.	4,800	37,152
Sterling Construction Co., Inc.*	800	12,576

		4,853,429

Electrical Equipment (2.2%)
Acuity Brands, Inc.	38,466	1,623,650
Advanced Battery Technologies, Inc.*	39,300	153,270
American Superconductor Corp.*^	28,800	832,320
AZZ, Inc.	8,400	284,340
Baldor Electric Co.	5,500	205,700
Broadwind Energy, Inc.*	21,400	95,658
Ener1, Inc.*	33,400	157,982
Energy Conversion Devices, Inc.*	25,500	199,665
Evergreen Solar, Inc.*^	71,800	81,134
FuelCell Energy, Inc.*	42,300	119,286
Generac Holdings, Inc.*	5,000	70,050
GrafTech International Ltd.*	220,800	3,018,336
GT Solar International, Inc.*^	22,500	117,675
Harbin Electric, Inc.*	10,200	220,218
II-VI, Inc.*	11,600	392,544
LaBarge, Inc.*	7,200	79,560
Microvision, Inc.*^	61,300	172,866
Polypore International, Inc.*	59,839	1,044,789
Powell Industries, Inc.*	5,400	175,662
PowerSecure International, Inc.*	3,600	28,368
Preformed Line Products Co.	1,200	45,780
Regal-Beloit Corp.	62,241	3,697,738
SatCon Technology Corp.*	37,800	91,854
Ultralife Corp.*^	6,200	24,862
Valence Technology, Inc.*^	23,400	19,890
Vicor Corp.*	4,600	63,526
Woodward Governor Co.	32,100	1,026,558

		14,043,281

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	11,100	327,339

Machinery (1.7%)
3D Systems Corp.*	9,300	126,945
Actuant Corp., Class A	19,900	389,045
Altra Holdings, Inc.*	2,200	30,206
Ampco-Pittsburgh Corp.	2,500	62,050
Badger Meter, Inc.^	10,210	393,187
Blount International, Inc.*	9,100	94,276
Chart Industries, Inc.*	37,409	748,180
China Fire & Security Group, Inc.*	10,000	129,700
CLARCOR, Inc.	13,000	448,370
Colfax Corp.*	4,000	47,080
Duoyuan Printing, Inc.*	500	5,400
Dynamic Materials Corp.	9,000	140,580
Energy Recovery, Inc.*	22,000	138,600
ESCO Technologies, Inc.^	17,900	569,399
Flow International Corp.*	28,900	86,989
Force Protection, Inc.*	48,500	291,970
Gardner Denver, Inc.	28,825	1,269,453
Gorman-Rupp Co.^	5,900	150,096
Graham Corp.	4,800	86,352
Hurco Cos., Inc.*	700	11,781
K-Tron International, Inc.*	1,300	194,961
Lindsay Corp.	8,100	335,421
Met-Pro Corp.	8,000	78,400
Middleby Corp.*^	22,714	1,308,099
Mueller Water Products, Inc., Class A	142,050	678,999
Nordson Corp.	7,700	522,984
Omega Flex, Inc.	1,800	18,900
PMFG, Inc.*^	9,300	123,039
Portec Rail Products, Inc.	2,500	29,050
RBC Bearings, Inc.*	14,200	452,554
Robbins & Myers, Inc.^	22,400	533,568
SmartHeat, Inc.*	5,500	59,070
Sun Hydraulics Corp.^	3,700	96,126
Tennant Co.	12,800	350,592
Trimas Corp.*	5,600	36,344
Wabash National Corp.*	24,279	170,196
Wabtec Corp.	14,300	602,316

		10,810,278

Professional Services (1.5%)
Acacia Research Corp.- Acacia Technologies*	20,900	226,347
Administaff, Inc.	14,500	309,430
Advisory Board Co.*	10,700	337,050
CBIZ, Inc.*^	28,400	186,588

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
CDI Corp.	800	$11,728
Corporate Executive Board Co.	49,500	1,316,205
CoStar Group, Inc.*^	13,533	561,890
CRA International, Inc.*	6,100	139,812
Diamond Management & Technology Consultants, Inc.	16,100	126,385
Exponent, Inc.*	8,800	250,976
Franklin Covey Co.*	6,200	49,228
GP Strategies Corp.*	7,000	58,520
Hill International, Inc.*	13,600	79,288
Huron Consulting Group, Inc.*	14,800	300,440
ICF International, Inc.*	35,100	871,884
Kelly Services, Inc., Class A*	1,000	16,660
Korn/Ferry International*	800	14,120
Mistras Group, Inc.*	3,700	36,963
Navigant Consulting, Inc.*	98,498	1,194,781
Odyssey Marine Exploration, Inc.*	40,000	52,400
On Assignment, Inc.*^	108,576	774,147
Resources Connection, Inc.*	91,022	1,744,891
School Specialty, Inc.*	3,600	81,756
Towers Watson & Co., Class A	23,100	1,097,250
VSE Corp.	2,300	94,668

		9,933,407

Road & Rail (1.1%)
Avis Budget Group, Inc.*	38,700	445,050
Celadon Group, Inc.*	12,800	178,432
Genesee & Wyoming, Inc., Class A*	24,417	833,108
Heartland Express, Inc.^	21,900	361,350
Knight Transportation, Inc.^	30,200	636,918
Landstar System, Inc.	93,392	3,920,596
Marten Transport Ltd.*	10,800	212,868
Old Dominion Freight Line, Inc.*	2,400	80,136
Patriot Transportation Holding, Inc.*	500	42,240
RailAmerica, Inc.*	34,350	405,330
USA Truck, Inc.*	3,200	51,712

		7,167,740

Trading Companies & Distributors (0.4%)
Beacon Roofing Supply, Inc.*	24,200	462,946
Houston Wire & Cable Co.	4,400	50,952
Kaman Corp.	15,200	380,152
RSC Holdings, Inc.*	34,100	271,436
Rush Enterprises, Inc., Class A*	4,200	55,482
TAL International Group, Inc.^	400	7,992
Titan Machinery, Inc.*^	8,600	117,734
Watsco, Inc.^	23,100	1,313,928

		2,660,622

Total Industrials		87,657,643

Information Technology (27.0%)
Communications Equipment (3.3%)
3Com Corp.*	211,700	1,627,973
Acme Packet, Inc.*	26,600	512,848
ADC Telecommunications, Inc.*^	11,000	80,410
ADTRAN, Inc.	29,400	774,690
Airvana, Inc.*	8,400	64,344
Anaren, Inc.*	8,500	121,040
Arris Group, Inc.*	61,300	736,213
Aruba Networks, Inc.*^	40,300	550,498
BigBand Networks, Inc.*	25,600	90,368
Blue Coat Systems, Inc.*	38,500	1,195,040
Comtech Telecommunications Corp.*	18,400	588,616
DG FastChannel, Inc.*	14,300	456,885
Digi International, Inc.*	5,000	53,200
EMS Technologies, Inc.*	182,652	3,032,023
Emulex Corp.*	50,300	667,984
Harmonic, Inc.*	50,800	320,548
Hughes Communications, Inc.*	5,800	161,530
Infinera Corp.*	57,600	490,752
InterDigital, Inc.*	28,900	805,154
Ixia*	145,746	1,351,066
KVH Industries, Inc.*	9,400	123,986
Loral Space & Communications, Inc.*	7,400	259,888
NETGEAR, Inc.*	5,900	153,990
Network Equipment Technologies, Inc.*^	10,300	56,753
Oplink Communications, Inc.*	10,400	192,816
Opnext, Inc.*^	2,600	6,136
Palm, Inc.*^	96,800	363,968
Parkervision, Inc.*	19,500	33,150
PC-Tel, Inc.*	1,700	10,506
Plantronics, Inc.	28,400	888,352
Polycom, Inc.*	22,000	672,760
Riverbed Technology, Inc.*^	133,971	3,804,776
SeaChange International, Inc.*	9,400	67,492
ShoreTel, Inc.*	31,100	205,571
Tekelec*	13,800	250,608
ViaSat, Inc.*^	19,900	688,739

		21,460,673

Computers & Peripherals (1.5%)
3PAR, Inc.*^	17,800	178,000
ActivIdentity Corp.*^	9,300	26,412
Avid Technology, Inc.*	3,300	45,474
Compellent Technologies, Inc.*^	167,437	2,938,519
Cray, Inc.*	16,800	99,960
Imation Corp.*	400	4,404
Immersion Corp.*	20,400	102,000
Intermec, Inc.*	42,553	603,402
Isilon Systems, Inc.*	16,000	137,760
Netezza Corp.*^	257,706	3,296,060
Novatel Wireless, Inc.*	21,300	143,349
Quantum Corp.*	144,500	380,035
Silicon Graphics International Corp.*	2,700	28,863
STEC, Inc.*^	16,000	191,680
Stratasys, Inc.*	13,200	321,816
Super Micro Computer, Inc.*	11,100	191,808
Synaptics, Inc.*^	23,500	648,835

		9,338,377

Electronic Equipment, Instruments & Components (2.0%)
Anixter International, Inc.*	2,500	117,125
Benchmark Electronics, Inc.*	3,900	80,886
Brightpoint, Inc.*	30,300	228,159
Checkpoint Systems, Inc.*	6,600	145,992
China Security & Surveillance Technology, Inc.*	24,900	191,481
Cogent, Inc.*	29,600	301,920
Cognex Corp.	5,200	96,148
Coherent, Inc.*	100,862	3,223,550
Comverge, Inc.*	13,400	151,554
CPI International, Inc.*	700	9,282
CTS Corp.	1,500	14,130
Daktronics, Inc.^	19,000	144,780
DTS, Inc.*	145,865	4,965,245
Echelon Corp.*^	15,000	134,550
FARO Technologies, Inc.*	9,800	252,350
ICx Technologies, Inc.*^	3,800	26,486
Insight Enterprises, Inc.*	3,500	50,260
IPG Photonics Corp.*	14,900	220,520
L-1 Identity Solutions, Inc.*	38,000	339,340
Maxwell Technologies, Inc.*	14,500	179,655
Methode Electronics, Inc.	2,800	27,720

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
MTS Systems Corp.	1,100	$31,933
Multi-Fineline Electronix, Inc.*	6,900	177,744
OSI Systems, Inc.*	8,600	241,230
PAR Technology Corp.*	3,500	21,175
Park Electrochemical Corp.	8,900	255,786
PC Mall, Inc.*	900	4,554
Plexus Corp.*	9,100	327,873
Power-One, Inc.*^	3,800	16,036
RadiSys Corp.*	15,300	137,088
RAE Systems, Inc.*	24,100	19,641
Rofin-Sinar Technologies, Inc.*	8,900	201,318
Rogers Corp.*	2,000	58,020
Scansource, Inc.*	900	25,902
SYNNEX Corp.*	1,900	56,164
Universal Display Corp.*	54,704	643,866

		13,119,463

Internet Software & Services (2.7%)
Ancestry.com, Inc.*	3,500	59,325
Archipelago Learning, Inc.*	4,500	65,610
Art Technology Group, Inc.*^	202,850	894,569
comScore, Inc.*	13,900	231,991
Constant Contact, Inc.*^	16,600	385,452
DealerTrack Holdings, Inc.*^	48,300	824,964
Dice Holdings, Inc.*	10,000	76,000
Digital River, Inc.*	20,700	627,210
DivX, Inc.*	14,900	106,684
EarthLink, Inc.^	6,291	53,725
GSI Commerce, Inc.*^	109,566	3,031,691
Imergent, Inc.	5,700	38,361
InfoSpace, Inc.*	13,100	144,755
Innodata Isogen, Inc.*	14,900	60,345
Internet Brands, Inc., Class A*^	8,500	78,370
Internet Capital Group, Inc.*	13,000	109,850
j2 Global Communications, Inc.*	28,100	657,540
Keynote Systems, Inc.	3,600	41,004
Knot, Inc.*	19,500	152,490
Limelight Networks, Inc.*	23,900	87,474
Liquidity Services, Inc.*	10,900	125,786
LivePerson, Inc.*	27,500	210,925
LogMeIn, Inc.*	3,100	64,139
LoopNet, Inc.*	13,200	148,368
Marchex, Inc., Class B	99,688	509,406
MercadoLibre, Inc.*	17,097	824,246
ModusLink Global Solutions, Inc.*	600	5,058
Monster Worldwide, Inc.*^	139,674	2,319,985
Move, Inc.*^	331,500	692,835
NIC, Inc.	34,800	273,876
OpenTable, Inc.*	1,700	64,821
Openwave Systems, Inc.*	14,500	33,350
Perficient, Inc.*	3,700	41,699
QuinStreet, Inc.*	46,603	792,717
Rackspace Hosting, Inc.*^	44,800	839,104
RealNetworks, Inc.*	30,600	147,798
Saba Software, Inc.*	17,100	84,645
SAVVIS, Inc.*	24,800	409,200
Stamps.com, Inc.*	7,000	70,700
support.com, Inc.*^	4,500	14,715
Switch & Data Facilities Co., Inc.*	14,100	250,416
Terremark Worldwide, Inc.*^	40,300	282,503
Travelzoo, Inc.*	4,000	60,040
ValueClick, Inc.*	59,500	603,330
VistaPrint NV*	14,457	827,663
Vocus, Inc.*	10,800	184,140
Zix Corp.*	43,900	101,409

		17,710,284

IT Services (2.8%)
Acxiom Corp.*	36,600	656,604
CACI International, Inc., Class A*	1,800	87,930
Cass Information Systems, Inc.^	5,800	180,670
China Information Security Technology, Inc.*	16,700	84,335
Computer Task Group, Inc.*	6,800	49,300
CSG Systems International, Inc.*	14,500	303,920
Cybersource Corp.*	79,430	1,401,145
Echo Global Logistics, Inc.*	400	5,164
eLoyalty Corp.*^	3,900	21,957
Euronet Worldwide, Inc.*	67,445	1,243,011
ExlService Holdings, Inc.*	9,700	161,796
Forrester Research, Inc.*	10,800	324,756
Gartner, Inc.*^	125,621	2,793,811
Global Cash Access Holdings, Inc.*	221,106	1,806,436
Hackett Group, Inc.*	11,500	31,970
Heartland Payment Systems, Inc.	25,800	479,880
iGATE Corp.	14,900	144,977
infoGROUP, Inc.*	13,300	103,740
Information Services Group, Inc.*^	109,085	371,980
Integral Systems, Inc.*	3,300	31,779
Lionbridge Technologies, Inc.*^	41,100	149,193
ManTech International Corp., Class A*	12,000	585,960
MAXIMUS, Inc.	10,500	639,765
MoneyGram International, Inc.*^	50,000	190,500
NCI, Inc., Class A*	4,600	139,058
Online Resources Corp.*	11,900	47,957
RightNow Technologies, Inc.*	15,200	271,472
Sapient Corp.	167,872	1,534,350
SRA International, Inc., Class A*	7,000	145,530
StarTek, Inc.*^	1,700	11,815
Syntel, Inc.	8,900	342,383
TeleTech Holdings, Inc.*	60,823	1,038,857
Tier Technologies, Inc., Class B*	5,300	42,188
TNS, Inc.*	16,600	370,180
Unisys Corp.*	1,370	47,799
VeriFone Holdings, Inc.*	48,000	970,080
Virtusa Corp.*	5,800	59,798
Wright Express Corp.*	43,513	1,310,612

		18,182,658

Semiconductors & Semiconductor Equipment (6.5%)
Actel Corp.*	4,600	63,710
Advanced Analogic Technologies, Inc.*	29,700	103,653
Advanced Energy Industries, Inc.*	18,100	299,736
Amkor Technology, Inc.*^	71,500	505,505
ANADIGICS, Inc.*	35,800	173,988
Applied Micro Circuits Corp.*	45,400	391,802
Atheros Communications, Inc.*	44,904	1,738,234
ATMI, Inc.*	6,600	127,446
Cabot Microelectronics Corp.*	1,126	42,596
Cavium Networks, Inc.*	24,900	619,014
CEVA, Inc.*	11,000	128,260
Cirrus Logic, Inc.*	42,200	354,058
Diodes, Inc.*	21,900	490,560
Entropic Communications, Inc.*	37,300	189,484
Exar Corp.*	1,300	9,165
Fairchild Semiconductor International, Inc.*	55,989	596,283
FEI Co.*	22,900	524,639
FormFactor, Inc.*^	278,568	4,947,368
Hittite Microwave Corp.*	14,700	646,359
IXYS Corp.*	11,800	100,772

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Kopin Corp.*	47,100	$174,270
Kulicke & Soffa Industries, Inc.*	44,500	322,625
Lattice Semiconductor Corp.*	6,400	23,488
Micrel, Inc.	13,300	141,778
Microsemi Corp.*	139,634	2,421,253
Microtune, Inc.*	22,500	61,425
MIPS Technologies, Inc.*	30,900	137,814
Monolithic Power Systems, Inc.*	47,454	1,058,224
Netlogic Microsystems, Inc.*	31,000	912,330
NVE Corp.*	3,100	140,430
ON Semiconductor Corp.*^	499,764	3,998,112
PLX Technology, Inc.*	22,800	120,156
PMC-Sierra, Inc.*	184,070	1,641,904
Power Integrations, Inc.	16,300	671,560
RF Micro Devices, Inc.*^	162,000	806,760
Rubicon Technology, Inc.*	8,200	165,640
Rudolph Technologies, Inc.*	6,900	59,133
Semtech Corp.*	41,700	726,831
Sigma Designs, Inc.*	14,000	164,220
Skyworks Solutions, Inc.*	111,600	1,740,960
Standard Microsystems Corp.*	4,200	97,776
Supertex, Inc.*	7,700	197,043
Techwell, Inc.*	10,300	192,610
Teradyne, Inc.*^	287,681	3,213,397
Tessera Technologies, Inc.*	32,100	650,988
Trident Microsystems, Inc.*	3,700	6,438
TriQuint Semiconductor, Inc.*	53,600	375,200
Ultratech, Inc.*	15,300	208,080
Varian Semiconductor Equipment Associates, Inc.*	159,780	5,291,914
Veeco Instruments, Inc.*^	85,626	3,724,731
Volterra Semiconductor Corp.*^	15,700	394,070
Zoran Corp.*	24,600	264,696

		42,158,488

Software (8.2%)
ACI Worldwide, Inc.*	24,100	496,701
Actuate Corp.*	31,700	177,203
Advent Software, Inc.*	10,500	469,875
American Software, Inc., Class A^	14,400	83,664
ANSYS, Inc.*	101,124	4,362,489
ArcSight, Inc.*	12,700	357,505
Ariba, Inc.*	59,800	768,430
AsiaInfo Holdings, Inc.*^	21,100	558,728
Blackbaud, Inc.	30,000	755,700
Blackboard, Inc.*	22,100	920,686
Bottomline Technologies, Inc.*	17,300	291,159
Callidus Software, Inc.*	8,400	30,492
China TransInfo Technology Corp.*	5,600	37,744
Chordiant Software, Inc.*	21,000	106,470
CommVault Systems, Inc.*	28,500	608,475
Concur Technologies, Inc.*^	26,300	1,078,563
Deltek, Inc.*	12,539	95,798
DemandTec, Inc.*	13,900	96,605
Double-Take Software, Inc.*	9,700	86,427
Ebix, Inc.*	15,600	249,132
EPIQ Systems, Inc.*	22,400	278,432
FalconStor Software, Inc.*	23,800	82,824
Fortinet, Inc.*	5,800	101,964
GSE Systems, Inc.*	13,200	71,412
Informatica Corp.*^	226,018	6,070,844
Interactive Intelligence, Inc.*	8,900	166,341
Jack Henry & Associates, Inc.	55,600	1,337,736
JDA Software Group, Inc.*	16,303	453,549
Kenexa Corp.*	15,800	217,250
Lawson Software, Inc.*	163,651	1,081,733
Manhattan Associates, Inc.*	15,900	405,132
Mentor Graphics Corp.*^	3,700	29,674
MicroStrategy, Inc., Class A*	6,200	527,434
Net 1 UEPS Technologies, Inc.*	21,400	393,546
NetScout Systems, Inc.*	15,000	221,850
NetSuite, Inc.*	10,900	158,486
Opnet Technologies, Inc.	7,800	125,736
Parametric Technology Corp.*	77,000	1,389,850
Pegasystems, Inc.^	10,400	384,800
Phoenix Technologies Ltd.*	24,400	78,568
Progress Software Corp.*	26,170	822,523
PROS Holdings, Inc.*	13,700	135,356
QAD, Inc.*	6,615	34,729
Quest Software, Inc.*	3,100	55,149
Radiant Systems, Inc.*	59,222	845,098
Renaissance Learning, Inc.	3,600	58,428
Rosetta Stone, Inc.*	4,600	109,388
Rovi Corp.*	160,291	5,951,605
S1 Corp.*	36,800	217,120
Smith Micro Software, Inc.*	20,100	177,684
SolarWinds, Inc.*^	7,900	171,114
Solera Holdings, Inc.	46,300	1,789,495
SonicWALL, Inc.*	2,900	25,201
Sourcefire, Inc.*	15,300	351,135
SRS Labs, Inc.*	8,200	81,508
SuccessFactors, Inc.*^	143,152	2,725,614
Symyx Technologies, Inc.*	19,700	88,453
Synchronoss Technologies, Inc.*	83,097	1,609,589
Take-Two Interactive Software, Inc.*^	5,700	56,145
Taleo Corp., Class A*^	55,100	1,427,641
TeleCommunication Systems, Inc., Class A*	27,600	202,308
THQ, Inc.*^	114,400	801,944
TIBCO Software, Inc.*	470,636	5,078,162
TiVo, Inc.*	170,363	2,916,615
Tyler Technologies, Inc.*	21,500	402,910
Ultimate Software Group, Inc.*	16,700	550,265
Unica Corp.*	8,100	72,009
VASCO Data Security International, Inc.*	15,000	123,750
Websense, Inc.*	30,400	692,208

		52,782,153

Total Information Technology		174,752,096

Materials (2.7%)
Chemicals (1.6%)
American Vanguard Corp.	1,500	12,225
Arch Chemicals, Inc.	2,100	72,219
Balchem Corp.	18,900	465,885
Calgon Carbon Corp.*^	81,882	1,401,820
China Green Agriculture, Inc.*^	7,100	99,400
Hawkins, Inc.^	5,400	130,680
Huntsman Corp.	447,208	5,388,856
Koppers Holdings, Inc.	9,000	254,880
Kraton Performance Polymers, Inc.* .	2,500	44,650
Landec Corp.*	18,700	123,981
LSB Industries, Inc.*	11,300	172,212
NewMarket Corp	6,622	682,000
NL Industries, Inc.^	4,000	34,320
Olin Corp.^	3,700	72,594
Omnova Solutions, Inc.*	28,400	222,940
PolyOne Corp.*	9,500	97,280
Stepan Co.	4,700	262,683
STR Holdings, Inc.*	4,800	112,800
W.R. Grace & Co.*	14,400	399,744

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Zep, Inc.	14,900	$326,012

		10,377,181

Construction Materials (0.0%)
United States Lime & Minerals, Inc.*	900	34,803

Containers & Packaging (0.3%)
AEP Industries, Inc.*	3,500	91,070
Boise, Inc.*	7,400	45,362
Bway Holding Co.*	500	10,050
Graham Packaging Co., Inc.*	47,500	596,125
Rock-Tenn Co., Class A	22,100	1,007,097
Silgan Holdings, Inc.	9,600	578,208

		2,327,912

Metals & Mining (0.7%)
Allied Nevada Gold Corp.*^	31,500	521,955
AMCOL International Corp.	3,000	81,600
General Steel Holdings, Inc.*	7,100	29,181
Paramount Gold and Silver Corp.*	45,300	62,967
Stillwater Mining Co.*^	2,700	35,046
Titanium Metals Corp.*^	179,864	2,983,944
Worthington Industries, Inc.	36,100	624,169

		4,338,862

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	600	29,550
Deltic Timber Corp.	5,300	233,465
Schweitzer-Mauduit International, Inc.	6,500	309,140
Wausau Paper Corp.*	11,600	99,064

		671,219

Total Materials		17,749,977

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.8%)
AboveNet, Inc.*	8,600	436,278
Alaska Communications Systems Group, Inc.^	28,600	232,232
Cbeyond, Inc.*^	127,267	1,741,013
Cincinnati Bell, Inc.*^	28,000	95,480
Cogent Communications Group, Inc.*	30,700	319,587
Consolidated Communications Holdings, Inc.	7,800	147,888
General Communication, Inc., Class A*	17,200	99,244
Global Crossing Ltd.*	17,400	263,610
HickoryTech Corp.^	9,200	81,236
inContact, Inc.*	19,000	54,150
Iowa Telecommunications Services, Inc.	2,800	46,760
Neutral Tandem, Inc.*	22,500	359,550
PAETEC Holding Corp.*^	278,087	1,301,447
Premiere Global Services, Inc.*	30,200	249,452

		5,427,927

Wireless Telecommunication Services (0.4%)
Leap Wireless International, Inc.*^	40,100	656,036
NTELOS Holdings Corp.	20,800	370,032
Shenandoah Telecommunications Co.^	16,400	308,320
Syniverse Holdings, Inc.*	38,200	743,754
USA Mobility, Inc.*^	13,400	169,778

		2,247,920

Total Telecommunication Services		7,675,847

Utilities (0.1%)
Gas Utilities (0.1%)
New Jersey Resources Corp.	4,300	161,508
Piedmont Natural Gas Co., Inc.	2,600	71,708
South Jersey Industries, Inc.	1,800	75,582

		308,798

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	29,100	26,481

Water Utilities (0.0%)
Cadiz, Inc.*	8,900	113,653
California Water Service Group	500	18,805
Connecticut Water Service, Inc.	300	6,981
Consolidated Water Co., Ltd.	2,800	38,024
Pennichuck Corp.	300	7,053
York Water Co.^	2,600	35,750

		220,266

Total Utilities		555,545

Total Common Stocks (99.0%)		641,005,027

(Cost $498,381,737)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.7%)
Credit Suisse (USA) LLC, Repurchase Agreement
0.03%, 4/1/10 (u)	$8,631,909	8,631,909
Lehman Brothers Holdings, Inc.
0.00%, 4/1/10 (h)(s)	2,689,982	618,696
Monumental Global Funding II
0.43%, 5/26/10 (l)	5,060,000	5,024,075
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,229,919	3,209,551

Total Short-Term Investments of Cash Collateral for Securities Loaned		17,484,231

Time Deposit (1.9%)
JPMorgan Chase Nassau
0.000%, 4/1/10	11,989,800	11,989,800

Total Short-Term Investments (4.6%)
(Cost/Amortized Cost $31,601,611)		29,474,031

Total Investments (103.6%)
(Cost/Amortized Cost $529,983,348)		670,479,058
Other Assets Less Liabilities (-3.6%)		(23,044,623)

Net Assets (100%)		$647,434,435

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $293 or 0.0% of net assets) at fair value by management.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.000%-8.000%, maturing 4/1/12 to 4/1/40, which had a total value of $8,804,547.

Glossary:

ADR — American Depositary Receipt

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	80	June-10	$5,400,154	$5,416,800	$16,646

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$116,472,534	$—	$—	$116,472,534
Consumer Staples	14,046,893	—	—	14,046,893
Energy	32,743,657	—	—	32,743,657
Financials	36,333,414	—	293	36,333,707
Health Care	153,017,128	—	—	153,017,128
Industrials	87,614,479	43,164	—	87,657,643
Information Technology	174,752,096	—	—	174,752,096
Materials	17,749,977	—	—	17,749,977
Telecommunication Services	7,675,847	—	—	7,675,847
Utilities	555,545	—	—	555,545
Futures	16,646	—	—	16,646
Short-Term Investments	—	29,474,031	—	29,474,031

Total Assets	$640,978,216	$29,517,195	$293	$670,495,704

Total Liabilities	$—	$—	$—	$—

Total	$640,978,216	$29,517,195	$293	$670,495,704

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$425
Total gains or losses (realized/unrealized) included in earnings	(132)
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/10	$293

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$(132)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,413,746
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$57,376,778

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$149,890,033
Aggregate gross unrealized depreciation	(20,351,412)

Net unrealized appreciation	$129,538,621

Federal income tax cost of investments	$540,940,437

At March 31, 2010, the Portfolio had loaned securities with a total value of $18,980,554. This was secured by collateral of $19,611,810 which was received as cash and subsequently invested in short-term investments currently valued at $17,484,231, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $299,082,172 of which $69,758,333 expires in the year 2016, and $229,323,839 expires in the year 2017.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.7%)
Auto Components (2.1%)
American Axle & Manufacturing
Holdings, Inc.*	44,600	$445,108
Amerigon, Inc.*	230,000	2,325,300
ArvinMeritor, Inc.*	67,600	902,460
Autoliv, Inc.*^	101,100	5,209,683
Dana Holding Corp.*	111,400	1,323,432
Dorman Products, Inc.*	7,800	148,122
Drew Industries, Inc.*^	31,900	702,438
Exide Technologies, Inc.*	40,100	230,575
Gentex Corp.	197,400	3,833,508
Hawk Corp., Class A*	4,500	87,750
Modine Manufacturing Co.*	36,600	411,384
Raser Technologies, Inc.*	9,000	9,000
Spartan Motors, Inc.	25,300	141,680
Standard Motor Products, Inc.	7,500	74,400
Stoneridge, Inc.*	13,500	133,515
Superior Industries International, Inc.	18,700	300,696
Tenneco, Inc.*	47,400	1,121,010

		17,400,061

Automobiles (0.9%)
Thor Industries, Inc.^	181,000	5,468,010
Winnebago Industries, Inc.*^	148,200	2,165,202

		7,633,212

Distributors (0.0%)
Audiovox Corp., Class A*	15,800	122,924
Core-Mark Holding Co., Inc.*	5,000	153,050

		275,974

Diversified Consumer Services (0.5%)
Jackson Hewitt Tax Service, Inc.*	27,100	54,200
Mac-Gray Corp.	8,900	100,481
Regis Corp.^	172,100	3,214,828
Sotheby’s, Inc.	4,200	130,578
Steiner Leisure Ltd.*	6,200	274,784
Stewart Enterprises, Inc., Class A	68,100	425,625

		4,200,496

Hotels, Restaurants & Leisure (1.0%)
AFC Enterprises, Inc.*	19,100	204,943
Benihana, Inc., Class A*	7,200	46,800
Bluegreen Corp.*	6,900	22,563
Bob Evans Farms, Inc.	24,100	744,931
Churchill Downs, Inc.	8,300	311,250
Cracker Barrel Old Country Store, Inc.	5,200	241,176
Domino’s Pizza, Inc.*	28,200	384,648
Frisch’s Restaurants, Inc.	1,900	41,990
Gaylord Entertainment Co.*	31,500	922,635
Great Wolf Resorts, Inc.*	23,100	73,458
Interval Leisure Group, Inc.*	500	7,280
Lakes Entertainment, Inc.*	12,700	29,210
Landry’s Restaurants, Inc.*	5,800	103,936
Life Time Fitness, Inc.*	29,800	837,380
Luby’s, Inc.*	19,900	78,406
Marcus Corp.	14,500	188,355
McCormick & Schmick’s Seafood Restaurants, Inc.*	9,400	94,658
Monarch Casino & Resort, Inc.*	1,400	11,956
Morgans Hotel Group Co.*	3,600	23,076
Multimedia Games, Inc.*	14,900	58,110
O’Charleys, Inc.*	15,500	138,570
Orient-Express Hotels Ltd., Class A*	72,000	1,020,960
Papa John’s International, Inc.*	2,400	61,704
Pinnacle Entertainment, Inc.*	23,500	228,890
Red Lion Hotels Corp.*	8,500	61,370
Red Robin Gourmet Burgers, Inc.*	8,700	212,628
Ruby Tuesday, Inc.*	53,900	569,723
Ruth’s Hospitality Group, Inc.*	4,300	22,790
Sonic Corp.*	4,200	46,410
Speedway Motorsports, Inc.	10,800	168,588
Steak n Shake Co.*	985	375,551
Town Sports International Holdings, Inc.*	1,700	6,647
Vail Resorts, Inc.*	23,200	930,088

		8,270,680

Household Durables (2.2%)
American Greetings Corp., Class A	31,100	648,124
Bassett Furniture Industries, Inc.*	19,600	110,544
Beazer Homes USA, Inc.*	47,200	214,288
Blyth, Inc.	4,875	152,344
Brookfield Homes Corp.*	9,400	82,156
Cavco Industries, Inc.*	5,600	191,184
CSS Industries, Inc.	6,600	132,660
D.R. Horton, Inc.^	145,800	1,837,080
Ethan Allen Interiors, Inc.^	68,700	1,417,281
Furniture Brands International, Inc.*	34,400	221,192
Helen of Troy Ltd.*	23,400	609,804
Hooker Furniture Corp.	141,500	2,275,320
Hovnanian Enterprises, Inc., Class A*	17,000	73,950
La-Z-Boy, Inc.*	295,800	3,709,332
M.D.C. Holdings, Inc.	70,800	2,450,388
M/I Homes, Inc.*	145,400	2,130,110
Meritage Homes Corp.*	25,505	535,605
Ryland Group, Inc.	33,900	760,716
Sealy Corp.*	31,000	108,500
Skyline Corp.	5,200	96,720
Standard Pacific Corp.*	82,800	374,256
Stanley Furniture Co., Inc.*	9,600	97,536
Universal Electronics, Inc.*	2,300	51,382

		18,280,472

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	22,300	55,973
Gaiam, Inc., Class A	14,700	122,010
Orbitz Worldwide, Inc.*	15,700	111,627
Shutterfly, Inc.*	13,800	332,442
U.S. Auto Parts Network, Inc.*	6,500	48,880
Vitacost.com, Inc.*	4,600	55,430

		726,362

Leisure Equipment & Products (0.7%)
Brunswick Corp.^	181,700	2,901,749
Callaway Golf Co.	50,700	447,174
Eastman Kodak Co.*	218,900	1,267,431
JAKKS Pacific, Inc.*	21,200	276,660
Leapfrog Enterprises, Inc.*	20,000	131,000
Marine Products Corp.*	6,700	40,200
Pool Corp.	18,300	414,312
RC2 Corp.*	16,800	251,496
Sport Supply Group, Inc.	4,100	55,104
Steinway Musical Instruments, Inc.*	6,500	122,395

		5,907,521

Media (0.6%)
Ascent Media Corp., Class A*	10,500	286,125
Belo Corp., Class A	73,200	499,224
Carmike Cinemas, Inc.*	700	9,709
Cinemark Holdings, Inc.	1,100	20,174
EW Scripps Co., Class A*	24,800	209,560
Fisher Communications, Inc.*	5,600	78,960
Global Sources Ltd.*	13,800	89,838

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Harte-Hanks, Inc.	31,100	$399,946
Journal Communications, Inc., Class A*	36,400	152,880
Knology, Inc.*	14,400	193,536
LIN TV Corp., Class A*	24,100	138,575
Live Nation Entertainment, Inc.*	68,400	991,800
LodgeNet Interactive Corp.*	4,600	32,062
Martha Stewart Living Omnimedia, Inc., Class A*	100	558
Mediacom Communications Corp., Class A*	19,300	114,835
National CineMedia, Inc.	32,700	564,402
Outdoor Channel Holdings, Inc.*	10,100	66,559
PRIMEDIA, Inc.	14,200	48,848
Reading International, Inc., Class A*	14,000	59,780
Scholastic Corp.	17,400	487,200
Sinclair Broadcast Group, Inc., Class A*	32,700	166,116
Valassis Communications, Inc.*	7,300	203,159
World Wrestling Entertainment, Inc., Class A	2,600	44,980

		4,858,826

Multiline Retail (1.5%)
99 Cents Only Stores*	3,200	52,160
Dillard’s, Inc., Class A	40,700	960,520
Fred’s, Inc., Class A^	281,800	3,375,964
J.C. Penney Co., Inc.^	127,600	4,104,892
Retail Ventures, Inc.*	20,700	196,857
Saks, Inc.*^	283,600	2,438,960
Tuesday Morning Corp.*^	183,199	1,207,281

		12,336,634

Specialty Retail (4.8%)
America’s Car-Mart, Inc.*	2,700	65,124
AnnTaylor Stores Corp.*	47,300	979,110
Asbury Automotive Group, Inc.*	24,800	329,840
Books-A-Million, Inc.	6,600	47,784
Borders Group, Inc.*	38,900	66,908
Brown Shoe Co., Inc.^	280,200	4,337,496
Buckle, Inc.	1,100	40,436
Build-A-Bear Workshop, Inc.*	15,700	111,784
Cabela’s, Inc.*	33,000	577,170
Cato Corp., Class A	8,883	190,451
Charming Shoppes, Inc.*	84,500	461,370
Christopher & Banks Corp.^	391,100	3,128,800
Coldwater Creek, Inc.*	10,700	74,258
Collective Brands, Inc.*	29,300	666,282
Conn’s, Inc.*	339,400	2,657,502
Dress Barn, Inc.*	38,301	1,001,954
DSW, Inc., Class A*	8,900	227,217
Finish Line, Inc., Class A	16,000	261,120
Genesco, Inc.*	18,800	582,988
Group 1 Automotive, Inc.*^	148,500	4,731,210
Gymboree Corp.*	31,400	1,621,182
Haverty Furniture Cos., Inc.	14,800	241,536
HOT Topic, Inc.*	12,200	79,300
Jo-Ann Stores, Inc.*	12,900	541,542
Lithia Motors, Inc., Class A*	15,000	96,000
Men’s Wearhouse, Inc.^	218,000	5,218,920
New York & Co., Inc.*	19,500	93,405
OfficeMax, Inc.*	16,300	267,646
Pacific Sunwear of California, Inc.*	53,763	285,482
PEP Boys-Manny, Moe & Jack	40,000	402,000
Pier 1 Imports, Inc.*^	273,200	1,740,284
Rent-A-Center, Inc.*	54,300	1,284,195
REX Stores Corp.*	4,800	77,760
Rue21, Inc.*	2,800	97,076
Sally Beauty Holdings, Inc.*	58,400	520,928
Shoe Carnival, Inc.*	6,900	157,734
Sonic Automotive, Inc., Class A*	372,600	4,098,600
Stage Stores, Inc.	31,800	489,402
Stein Mart, Inc.*	2,000	18,060
Syms Corp.*	6,100	60,756
Systemax, Inc.	6,400	139,136
Talbots, Inc.*	8,200	106,272
Vitamin Shoppe, Inc.*	3,800	85,310
West Marine, Inc.*^	222,700	2,416,295
Zale Corp.*	20,600	56,444
Zumiez, Inc.*	300	6,147

		40,740,216

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.*	10,400	313,560
Columbia Sportswear Co.	9,700	509,541
Crocs, Inc.*	42,300	370,971
G-III Apparel Group Ltd.*	7,100	195,676
Iconix Brand Group, Inc.*	57,800	887,808
Jones Apparel Group, Inc.	68,100	1,295,262
Kenneth Cole Productions, Inc., Class A*	4,800	61,488
K-Swiss, Inc., Class A*	11,000	115,060
Liz Claiborne, Inc.*	24,000	178,320
Movado Group, Inc.*	12,700	143,256
Oxford Industries, Inc.	2,800	56,924
Perry Ellis International, Inc.*	7,600	172,140
Quiksilver, Inc.*	101,500	480,095
Skechers U.S.A., Inc., Class A*	26,300	955,216
Timberland Co., Class A*	67,100	1,431,914
Unifi, Inc.*	34,000	123,760
UniFirst Corp.	8,800	453,200
Warnaco Group, Inc.*	60,600	2,891,226

		10,635,417

Total Consumer Discretionary		131,265,871

Consumer Staples (2.4%)
Beverages (0.1%)
Heckmann Corp.*	70,000	406,000
National Beverage Corp.	5,500	61,160

		467,160

Food & Staples Retailing (0.8%)
Andersons, Inc.	15,200	508,896
Casey’s General Stores, Inc.^	113,700	3,570,180
Great Atlantic & Pacific Tea Co., Inc.*	27,100	207,857
Ingles Markets, Inc., Class A	8,900	133,767
Nash Finch Co.	10,900	366,785
Pantry, Inc.*	17,400	217,326
Ruddick Corp.	27,800	879,592
Spartan Stores, Inc.	17,900	258,118
Susser Holdings Corp.*	4,600	38,870
Weis Markets, Inc.	7,200	261,792
Winn-Dixie Stores, Inc.*	45,300	565,797

		7,008,980

Food Products (1.1%)
Alico, Inc.	400	10,100
American Italian Pasta Co., Class A*	4,300	167,141
B&G Foods, Inc., Class A	25,800	270,384
Chiquita Brands International, Inc.*	35,100	552,123
Darling International, Inc.*	330,000	2,956,800
Diamond Foods, Inc.	3,300	138,732
Dole Food Co., Inc.*	8,300	98,355
Farmer Bros Co.	3,800	71,212
Fresh Del Monte Produce, Inc.*	34,100	690,525

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Griffin Land & Nurseries, Inc.	3,200	$92,960
Hain Celestial Group, Inc.*	24,600	426,810
Harbinger Group, Inc.*	6,900	46,713
Imperial Sugar Co.	9,200	142,692
Omega Protein Corp.*	377,800	2,172,350
Seneca Foods Corp., Class A*	8,200	238,784
Smart Balance, Inc.*	8,800	57,024
TreeHouse Foods, Inc.*	27,600	1,210,812

		9,343,517

Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	6,700	66,866
Central Garden & Pet Co., Class A*	49,300	451,588
Oil-Dri Corp. of America	3,000	57,990
WD-40 Co.	3,400	111,622

		688,066

Personal Products (0.2%)
American Oriental
Bioengineering, Inc.*	30,600	124,848
Elizabeth Arden, Inc.*	19,800	356,400
Inter Parfums, Inc.	10,500	155,610
Mannatech, Inc.	12,400	41,416
Nutraceutical International Corp.*	7,200	107,568
Prestige Brands Holdings, Inc.*	28,400	255,600
Revlon, Inc., Class A*	8,200	121,770
Schiff Nutrition International, Inc.	8,600	70,348

		1,233,560

Tobacco (0.1%)
Alliance One International, Inc.*	24,500	124,705
Universal Corp.	18,600	980,034

		1,104,739

Total Consumer Staples		19,846,022

Energy (9.0%)
Energy Equipment & Services (6.4%)
Allis-Chalmers Energy, Inc.*	46,400	164,256
Atwood Oceanics, Inc.*	71,600	2,479,508
Basic Energy Services, Inc.*	17,600	135,696
Bolt Technology Corp.*	3,400	38,454
Boots & Coots, Inc.*	1,809,900	4,398,057
Bristow Group, Inc.*^	152,600	5,757,598
Bronco Drilling Co., Inc.*	19,900	93,530
Cal Dive International, Inc.*	30,300	222,099
CARBO Ceramics, Inc.^	7,400	461,316
Complete Production Services, Inc.*	48,200	556,710
Dawson Geophysical Co.*	5,800	169,592
Geokinetics, Inc.*	800	5,768
Global Industries Ltd.*	422,580	2,712,964
Gulf Island Fabrication, Inc.	9,700	210,975
Gulfmark Offshore, Inc., Class A*	9,500	252,225
Helix Energy Solutions Group, Inc.*^	154,200	2,009,226
Hercules Offshore, Inc.*	84,700	365,057
Hornbeck Offshore Services, Inc.*	125,000	2,321,250
ION Geophysical Corp.*	380,200	1,870,584
Key Energy Services, Inc.*	101,700	971,235
Lufkin Industries, Inc.	1,100	87,065
Matrix Service Co.*	238,700	2,568,412
Mitcham Industries, Inc.*	310,000	2,241,300
Natural Gas Services Group, Inc.*	109,100	1,731,417
Newpark Resources, Inc.*	74,300	390,075
Oil States International, Inc.*^	78,900	3,577,326
OYO Geospace Corp.*	3,000	143,430
Parker Drilling Co.*	501,200	2,470,916
PHI, Inc.*	5,200	110,136
Pioneer Drilling Co.*	29,200	205,568
Rowan Cos., Inc.*	195,000	5,676,450
Superior Well Services, Inc.*	14,200	189,996
T-3 Energy Services, Inc.*	10,800	265,248
TETRA Technologies, Inc.*	28,100	343,382
Tidewater, Inc.	112,600	5,322,602
Union Drilling, Inc.*	6,995	43,089
Unit Corp.*^	77,200	3,264,016
Vantage Drilling Co.*	55,800	82,584

		53,909,112

Oil, Gas & Consumable Fuels (2.6%)
Alon USA Energy, Inc.	6,300	45,675
Approach Resources, Inc.*	8,100	73,548
Arch Coal, Inc.^	29,700	678,645
Atlas Energy, Inc.*	28,900	899,368
ATP Oil & Gas Corp.*	26,300	494,703
Berry Petroleum Co., Class A	40,200	1,132,032
Bill Barrett Corp.*	31,900	979,649
BPZ Resources, Inc.*	15,900	116,865
Brigham Exploration Co.*	35,200	561,440
Cheniere Energy, Inc.*	32,800	101,352
Clayton Williams Energy, Inc.*	4,800	167,904
Cloud Peak Energy, Inc.*	13,800	229,632
Contango Oil & Gas Co.*	100	5,115
Crosstex Energy, Inc.*	33,800	293,722
Cubic Energy, Inc.*	4,500	4,770
CVR Energy, Inc.*	18,400	161,000
Delek U.S. Holdings, Inc.	12,500	91,000
Delta Petroleum Corp.*	75,800	106,878
DHT Holdings, Inc.	41,100	161,112
General Maritime Corp.	40,000	287,600
GeoResources, Inc.*	7,200	109,944
GMX Resources, Inc.*	13,000	106,860
Golar LNG Ltd.*	9,700	113,490
Goodrich Petroleum Corp.*	19,800	309,672
Gran Tierra Energy, Inc.*	167,500	988,250
Green Plains Renewable Energy, Inc.*	8,500	121,295
Gulfport Energy Corp.*	1,900	21,356
Harvest Natural Resources, Inc.*	27,500	207,075
International Coal Group, Inc.*	92,900	424,553
Knightsbridge Tankers Ltd.	14,300	242,242
Nordic American Tanker Shipping Ltd.	38,100	1,153,287
Oilsands Quest, Inc.*	158,500	117,163
Overseas Shipholding Group, Inc.	44,700	1,753,581
Patriot Coal Corp.*	60,100	1,229,646
Penn Virginia Corp.	37,600	921,200
Petroleum Development Corp.*	15,400	356,818
PetroQuest Energy, Inc.*	41,600	209,248
PostRock Energy Corp.*	34,500	351,555
Rex Energy Corp.*	5,900	67,201
Rosetta Resources, Inc.*	43,000	1,012,650
Ship Finance International Ltd.	14,713	261,295
Stone Energy Corp.*	33,900	601,725
Swift Energy Co.*	30,300	931,422
Teekay Corp.	78,900	1,794,186
Toreador Resources Corp.*	1,700	13,906
Uranerz Energy Corp.*	7,200	13,392
USEC, Inc.*	92,300	532,571
VAALCO Energy, Inc.*	45,900	226,746
Venoco, Inc.*	11,200	143,696
Warren Resources, Inc.*	27,000	68,040
Western Refining, Inc.*	35,400	194,700
Westmoreland Coal Co.*	7,600	95,912

		21,286,687

Total Energy		75,195,799

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (25.2%)
Capital Markets (1.9%)
Allied Capital Corp.*	141,500	$703,255
American Capital Ltd.*	228,600	1,161,288
Apollo Investment Corp.	140,804	1,792,435
Ares Capital Corp.	104,431	1,549,756
Artio Global Investors, Inc.	17,700	437,898
BGC Partners, Inc., Class A	17,300	105,703
BlackRock Kelso Capital Corp.	9,430	93,923
Calamos Asset Management, Inc., Class A	14,100	202,194
Capital Southwest Corp.	2,200	199,936
Cohen & Steers, Inc.	7,600	189,696
Cowen Group, Inc., Class A*	12,000	67,920
E*TRADE Financial Corp.*	1,281,200	2,113,980
Evercore Partners, Inc., Class A	8,200	246,000
FBR Capital Markets Corp.*	13,400	60,970
Fifth Street Finance Corp.	30,129	349,798
GAMCO Investors, Inc., Class A	2,800	127,400
Gladstone Capital Corp.	16,500	194,700
Gladstone Investment Corp.	20,500	122,590
Harris & Harris Group, Inc.*	23,200	106,952
Hercules Technology Growth Capital, Inc.	29,805	315,635
International Assets Holding Corp.*	8,053	120,553
JMP Group, Inc.	9,900	84,150
KBW, Inc.*	15,400	414,260
Knight Capital Group, Inc., Class A*	36,100	550,525
Kohlberg Capital Corp.	14,015	79,325
LaBranche & Co., Inc.*	35,900	188,834
Main Street Capital Corp.	2,700	42,147
MCG Capital Corp.*	49,900	259,979
MF Global Holdings Ltd.*	56,000	451,920
MVC Capital, Inc.	17,100	232,047
NGP Capital Resources Co.	18,101	154,220
Oppenheimer Holdings, Inc., Class A	7,600	193,876
PennantPark Investment Corp.	18,763	194,385
Penson Worldwide, Inc.*	7,200	72,504
Piper Jaffray Cos., Inc.*	16,000	644,800
Prospect Capital Corp.	50,134	609,128
Safeguard Scientifics, Inc.*	11,200	145,600
Sanders Morris Harris Group, Inc.	18,100	112,039
Solar Capital Ltd.	3,700	78,218
SWS Group, Inc.	19,800	228,294
Teton Advisors, Inc., Class B*†	74	773
Thomas Weisel Partners Group, Inc.*	18,300	71,736
TICC Capital Corp.	22,213	146,384
TradeStation Group, Inc.*	20,500	143,705
Triangle Capital Corp.	8,172	114,735
Virtus Investment Partners, Inc.*	5,300	110,452
Westwood Holdings Group, Inc.	900	33,120

		15,619,738

Commercial Banks (7.0%)
1st Source Corp.	12,600	221,130
Alliance Financial Corp./New York	4,000	117,920
American National Bankshares, Inc.	4,000	80,600
Ameris Bancorp.	12,482	112,715
Ames National Corp.	3,600	72,180
Arrow Financial Corp.	3,605	96,938
Auburn National Bancorp., Inc.	2,400	49,560
BancFirst Corp.	5,200	217,932
Banco Latinoamericano de Comercio Exterior S.A.	20,600	295,816
Bancorp Rhode Island, Inc.	3,600	98,460
Bancorp, Inc./Delaware*	14,300	127,270
Bank of Kentucky Financial Corp.	3,100	61,814
Bank of Marin Bancorp/California	200	6,616
Bank of the Ozarks, Inc.	9,300	327,267
Banner Corp.	14,500	55,680
Bar Harbor Bankshares	2,900	88,450
Boston Private Financial Holdings, Inc.	55,400	408,298
Bryn Mawr Bank Corp.	4,500	81,675
Camden National Corp.	6,400	205,504
Cape Bancorp, Inc.*	11,600	93,612
Capital City Bank Group, Inc.	11,000	156,750
Cardinal Financial Corp.	11,300	120,684
Cathay General Bancorp.	344,800	4,016,920
Center Bancorp, Inc.	12,226	101,598
Centerstate Banks, Inc.	10,500	128,625
Central Pacific Financial Corp.*	27,500	46,200
Century Bancorp, Inc./Massachusetts, Class A	1,900	36,480
Chemical Financial Corp.^	145,300	3,431,986
Chicopee Bancorp, Inc.*	6,400	81,280
Citizens & Northern Corp.	8,500	106,675
Citizens Holding Co.	3,000	74,040
Citizens Republic Bancorp, Inc.*	331,000	390,580
City Holding Co.	11,300	387,477
CNB Financial Corp./Pennsylvania	4,600	71,024
CoBiz Financial, Inc.	25,700	160,111
Columbia Banking System, Inc.	22,300	452,913
Community Bank System, Inc.	26,400	601,392
Community Trust Bancorp, Inc.	12,900	349,461
CVB Financial Corp.	68,600	681,198
Danvers Bancorp, Inc.	15,300	211,599
Eagle Bancorp, Inc.*	10,700	126,795
East West Bancorp, Inc.	318,400	5,546,528
Enterprise Bancorp, Inc./Massachusetts	5,100	62,271
Enterprise Financial Services Corp.	5,400	59,724
F.N.B. Corp./Pennsylvania	94,800	768,828
Farmers Capital Bank Corp.	5,700	48,849
Financial Institutions, Inc.	7,600	111,112
First Bancorp, Inc./Maine	7,500	119,550
First Bancorp/North Carolina	11,600	156,832
First BanCorp/Puerto Rico	62,400	150,384
First Busey Corp.	37,200	164,424
First California Financial Group, Inc.*	6,200	16,368
First Commonwealth Financial Corp.	71,200	477,752
First Community Bancshares, Inc./Virginia	12,500	154,625
First Financial Bancorp.	45,600	811,224
First Financial Bankshares, Inc.	7,200	371,160
First Financial Corp./Indiana	10,300	298,288
First Merchants Corp.	16,000	111,360
First Midwest Bancorp, Inc./Illinois	59,200	802,160
First of Long Island Corp.	3,400	81,940
First South Bancorp, Inc./North Carolina	7,100	88,750
FirstMerit Corp.	69,215	1,492,968
German American Bancorp, Inc.	9,200	139,196
Glacier Bancorp, Inc.	56,567	861,515
Great Southern Bancorp, Inc.	6,400	143,616
Guaranty Bancorp*	46,200	73,458
Hampton Roads Bankshares, Inc.	18,000	28,080
Hancock Holding Co.	20,300	848,743
Harleysville National Corp.	34,600	231,820
Heartland Financial USA, Inc.	11,500	183,655
Heritage Financial Corp./Washington*	6,200	93,558

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Home Bancorp, Inc.*	5,600	$78,400
Home Bancshares, Inc./Arkansas	14,000	370,160
IBERIABANK Corp.	21,200	1,272,212
Independent Bank Corp./Massachusetts	17,800	438,948
International Bancshares Corp.	43,100	990,869
Investors Bancorp, Inc.*	36,500	481,800
Lakeland Bancorp, Inc.	18,500	163,725
Lakeland Financial Corp.	12,500	238,125
MainSource Financial Group, Inc.	18,700	125,851
MB Financial, Inc.	41,400	932,742
Merchants Bancshares, Inc.	4,700	102,037
Metro Bancorp, Inc.*	4,700	64,719
Midsouth Bancorp, Inc.	4,200	69,300
Nara Bancorp, Inc.*	16,400	143,664
National Bankshares, Inc./Virginia	5,000	136,250
National Penn Bancshares, Inc.	104,900	723,810
NBT Bancorp, Inc.	27,700	632,945
Northfield Bancorp, Inc./New Jersey	15,500	224,440
Northrim BanCorp, Inc.	4,700	80,276
Norwood Financial Corp.	1,900	51,300
Ohio Valley Banc Corp.	3,900	84,006
Old National Bancorp/Indiana	72,300	863,985
Old Point Financial Corp.	2,100	30,996
Old Second Bancorp, Inc.	8,900	58,651
OmniAmerican Bancorp, Inc.*	8,200	94,546
Oriental Financial Group, Inc.	25,600	345,600
Orrstown Financial Services, Inc.	2,700	68,499
Pacific Capital Bancorp N.A.*	39,500	71,495
Pacific Continental Corp.	15,700	164,850
PacWest Bancorp.	22,500	513,450
Park National Corp.	8,500	529,635
Peapack Gladstone Financial Corp.	5,280	82,949
Penns Woods Bancorp, Inc.	1,700	57,035
Peoples Bancorp, Inc./Ohio^	62,100	1,023,408
Peoples Financial Corp./Mississippi	2,000	29,940
Pinnacle Financial Partners, Inc.*	27,800	420,058
Porter Bancorp, Inc.	2,940	38,514
Premierwest Bancorp*	61,314	27,591
PrivateBancorp, Inc.	13,900	190,430
Prosperity Bancshares, Inc.	36,700	1,504,700
Renasant Corp.	15,600	252,408
Republic Bancorp, Inc./Kentucky, Class A	7,700	145,068
Republic First Bancorp, Inc.*	7,300	28,251
S&T Bancorp, Inc.	20,100	420,090
Sandy Spring Bancorp, Inc.	18,400	276,000
Santander BanCorp*	4,300	52,761
SCBT Financial Corp.	9,800	362,992
Shore Bancshares, Inc.	5,500	78,375
Sierra Bancorp.	6,600	85,074
Signature Bank/New York*	5,700	211,185
Simmons First National Corp., Class A	13,400	369,438
Smithtown Bancorp, Inc.	11,200	46,256
South Financial Group, Inc.	144,500	99,893
Southside Bancshares, Inc.	8,560	184,639
Southwest Bancorp, Inc./Oklahoma	13,600	112,472
State Bancorp, Inc./New York	12,800	100,736
StellarOne Corp.	19,100	255,367
Sterling Bancorp/New York	19,300	193,965
Sterling Bancshares, Inc./Texas	79,500	443,610
Sterling Financial Corp./Washington*	49,800	28,386
Suffolk Bancorp.	3,100	95,201
Sun Bancorp, Inc./New Jersey*	14,175	55,850
Susquehanna Bancshares, Inc.	102,900	1,009,449
SVB Financial Group*	29,500	1,376,470
SY Bancorp, Inc.	5,300	120,575
Texas Capital Bancshares, Inc.*	25,300	480,447
Tompkins Financial Corp.	4,510	164,525
Tower Bancorp, Inc.	3,200	85,664
TowneBank/Virginia	18,800	262,448
Trico Bancshares	11,600	230,840
Trustmark Corp.	51,400	1,255,702
UMB Financial Corp.	25,900	1,051,540
Umpqua Holdings Corp.	75,400	999,804
Union First Market Bankshares Corp.	19,600	295,960
United Bankshares, Inc.	30,900	810,198
United Community Banks, Inc./Georgia*	69,203	305,185
United Security Bancshares, Inc./Alabama	4,600	68,862
Univest Corp. of Pennsylvania	14,400	269,136
Washington Banking Co.	11,000	138,490
Washington Trust Bancorp, Inc.	12,300	229,272
Webster Financial Corp.	54,100	946,209
WesBanco, Inc.	19,500	317,070
West Bancorp, Inc.	15,400	101,332
Westamerica Bancorp.	9,800	564,970
Western Alliance Bancorp*	38,200	217,358
Wilber Corp.	5,900	38,645
Wilshire Bancorp, Inc.	14,600	161,038
Wintrust Financial Corp.	23,900	889,319
Yadkin Valley Financial Corp.	13,200	56,760

		58,919,159

Consumer Finance (1.0%)
Advance America Cash Advance Centers, Inc.	5,300	30,846
Cardtronics, Inc.*	1,500	18,855
Cash America International, Inc.	23,300	919,884
CompuCredit Holdings Corp.	4,900	25,284
Credit Acceptance Corp.*	100	4,124
Dollar Financial Corp.*	2,200	52,932
EZCORP, Inc., Class A*	207,000	4,264,200
First Cash Financial Services, Inc.*	100,000	2,157,000
First Marblehead Corp.*	49,600	140,864
Nelnet, Inc., Class A	10,100	187,456
Rewards Network, Inc.	4,333	58,062
World Acceptance Corp.*	13,300	479,864

		8,339,371

Diversified Financial Services (0.3%)
Asset Acceptance Capital Corp.*	9,100	57,421
Compass Diversified Holdings	20,100	306,726
Encore Capital Group, Inc.*	11,300	185,885
Medallion Financial Corp.	9,300	74,028
NewStar Financial, Inc.*	18,500	118,030
PHH Corp.*	43,700	1,030,009
PICO Holdings, Inc.*	10,500	390,495
Primus Guaranty Ltd.*	14,900	62,580
Resource America, Inc., Class A	9,700	46,560

		2,271,734

Insurance (7.3%)
Ambac Financial Group, Inc.*	236,100	131,461
American Equity Investment Life Holding Co.	47,500	505,875
American National Insurance Co.^	20,500	2,327,570
American Physicians Capital, Inc.	6,533	208,729
American Physicians Service Group, Inc.	4,300	107,500
American Safety Insurance Holdings Ltd.*	4,900	81,291

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
AMERISAFE, Inc.*	13,900	$227,543
Amtrust Financial Services, Inc.	14,900	207,855
Argo Group International Holdings Ltd.	25,600	834,304
Arthur J. Gallagher & Co.^	73,800	1,811,790
Aspen Insurance Holdings Ltd.^	151,600	4,372,144
Assured Guaranty Ltd.	87,622	1,925,055
Baldwin & Lyons, Inc., Class B	6,900	166,221
Citizens, Inc./Texas*	8,300	57,353
CNA Surety Corp.*	14,200	252,618
Conseco, Inc.*	204,500	1,271,990
Crawford & Co., Class B*	4,700	19,129
Delphi Financial Group, Inc., Class A	37,100	933,436
Donegal Group, Inc., Class A	10,800	156,708
Eastern Insurance Holdings, Inc.	7,800	79,092
EMC Insurance Group, Inc.	4,700	105,844
Employers Holdings, Inc.	35,500	527,175
Enstar Group, Ltd.*	5,500	380,380
Erie Indemnity Co., Class A	52,500	2,264,325
FBL Financial Group, Inc., Class A	6,200	151,776
First Acceptance Corp.*	15,900	32,436
First Mercury Financial Corp.	7,400	96,422
Flagstone Reinsurance Holdings Ltd.	32,100	367,866
FPIC Insurance Group, Inc.*	8,600	233,146
Greenlight Capital Reinsurance Ltd., Class A*	23,300	621,644
Hallmark Financial Services*	5,800	52,200
Harleysville Group, Inc.	10,000	337,600
Hilltop Holdings, Inc.*	30,100	353,675
Horace Mann Educators Corp.	30,700	462,342
Independence Holding Co.	7,000	66,430
Infinity Property & Casualty Corp.	10,600	481,664
Kansas City Life Insurance Co.	4,100	129,478
Maiden Holdings Ltd.	38,200	282,298
Max Capital Group Ltd.	38,300	880,517
Meadowbrook Insurance Group, Inc.	44,500	351,550
Mercer Insurance Group, Inc.	5,500	99,000
Montpelier Reinsurance Holdings Ltd.	245,300	4,123,493
National Financial Partners Corp.*	34,200	482,220
National Interstate Corp.	6,000	124,260
National Western Life Insurance Co., Class A	1,702	313,764
Navigators Group, Inc.*	10,400	409,032
NYMAGIC, Inc.	4,300	91,289
Old Republic International Corp.	520,000	6,593,600
Phoenix Cos., Inc.*	84,500	204,490
Platinum Underwriters Holdings Ltd.	40,700	1,509,156
PMA Capital Corp., Class A*	28,500	174,990
Presidential Life Corp.	17,300	172,481
ProAssurance Corp.*	26,300	1,539,602
Protective Life Corp.^	294,000	6,465,060
RLI Corp.	48,500	2,765,470
Safety Insurance Group, Inc.	8,800	331,496
SeaBright Insurance Holdings, Inc.	16,100	177,261
Selective Insurance Group, Inc.	42,800	710,480
StanCorp Financial Group, Inc.^	51,000	2,429,130
State Auto Financial Corp.	12,000	215,400
Stewart Information Services Corp.	13,400	184,920
Tower Group, Inc.	148,693	3,296,524
United America Indemnity Ltd., Class A*	31,251	299,072
United Fire & Casualty Co.	19,100	343,609
Universal Insurance Holdings, Inc.	1,400	7,084
Validus Holdings Ltd.	121,000	3,331,130
Zenith National Insurance Corp.	30,700	1,176,424

		61,426,869

Real Estate Investment Trusts (REITs) (5.8%)
Acadia Realty Trust (REIT)	25,100	448,286
Agree Realty Corp. (REIT)	5,600	128,016
Alexander’s, Inc. (REIT)*	700	209,391
American Campus Communities, Inc. (REIT)	42,700	1,181,082
American Capital Agency Corp. (REIT)	12,300	314,880
Anworth Mortgage Asset Corp. (REIT)	92,400	622,776
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,100	127,871
Ashford Hospitality Trust, Inc. (REIT)*	35,000	250,950
Associated Estates Realty Corp. (REIT)	12,600	173,754
BioMed Realty Trust, Inc. (REIT)	80,900	1,338,086
CapLease, Inc. (REIT)	41,900	232,545
Capstead Mortgage Corp. (REIT)	56,200	672,152
CBL & Associates Properties, Inc. (REIT)	113,000	1,548,100
Cedar Shopping Centers, Inc. (REIT)	34,100	269,731
Chesapeake Lodging Trust (REIT)*	6,100	118,767
Cogdell Spencer, Inc. (REIT)	27,300	202,020
Colonial Properties Trust (REIT)	55,600	716,128
Colony Financial, Inc. (REIT)	10,400	208,000
Cousins Properties, Inc. (REIT)	61,665	512,436
CreXus Investment Corp. (REIT)	9,600	128,352
Cypress Sharpridge Investments, Inc. (REIT)	12,900	172,602
DCT Industrial Trust, Inc. (REIT)	164,900	862,427
Developers Diversified Realty Corp. (REIT)	164,500	2,001,965
DiamondRock Hospitality Co. (REIT)*	103,337	1,044,737
DuPont Fabros Technology, Inc. (REIT)	10,000	215,900
Dynex Capital, Inc. (REIT)	7,200	64,800
EastGroup Properties, Inc. (REIT)	8,100	305,694
Education Realty Trust, Inc. (REIT)	46,000	264,040
Entertainment Properties Trust (REIT)	34,200	1,406,646
Equity Lifestyle Properties, Inc. (REIT)	8,200	441,816
Equity One, Inc. (REIT)	28,000	528,920
Extra Space Storage, Inc. (REIT)	69,800	885,064
FelCor Lodging Trust, Inc. (REIT)*	49,400	281,580
First Industrial Realty Trust, Inc. (REIT)*	40,300	312,728
First Potomac Realty Trust (REIT)	29,100	437,373
Franklin Street Properties Corp. (REIT)	55,600	802,308
Getty Realty Corp. (REIT)	8,900	208,260
Gladstone Commercial Corp. (REIT)	8,400	121,380
Glimcher Realty Trust (REIT)	53,200	269,724
Government Properties Income Trust (REIT)	11,700	304,317
Gramercy Capital Corp./New York (REIT)*	32,700	91,233
Hatteras Financial Corp. (REIT)	30,300	780,831
Healthcare Realty Trust, Inc. (REIT)	49,200	1,145,868
Hersha Hospitality Trust (REIT)	94,500	489,510
Highwoods Properties, Inc. (REIT)	57,200	1,814,956

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Home Properties, Inc. (REIT)	27,700	$1,296,360
Inland Real Estate Corp. (REIT)	58,200	532,530
Invesco Mortgage Capital, Inc. (REIT)	11,700	269,100
Investors Real Estate Trust (REIT)	56,800	512,336
iStar Financial, Inc. (REIT)*	80,600	369,954
Kilroy Realty Corp. (REIT)	35,800	1,104,072
Kite Realty Group Trust (REIT)	35,400	167,442
LaSalle Hotel Properties (REIT)	52,500	1,223,250
Lexington Realty Trust (REIT)	82,210	535,187
LTC Properties, Inc. (REIT)	17,700	478,962
Medical Properties Trust, Inc. (REIT)	64,900	680,152
MFA Financial, Inc. (REIT)	230,500	1,696,480
Mid-America Apartment Communities, Inc. (REIT)	11,400	590,406
Mission West Properties, Inc. (REIT)	14,300	98,384
Monmouth Real Estate Investment Corp. (REIT), Class A	17,500	147,175
National Health Investors, Inc. (REIT)	20,000	775,200
National Retail Properties, Inc. (REIT)	65,100	1,486,233
NorthStar Realty Finance Corp. (REIT)	57,500	242,075
Omega Healthcare Investors, Inc. (REIT)	57,200	1,114,828
Parkway Properties, Inc./Maryland (REIT)	18,400	345,552
Pebblebrook Hotel Trust (REIT)*	14,500	304,935
Pennsylvania Real Estate Investment Trust (REIT)	33,200	414,004
Pennymac Mortgage Investment Trust (REIT)*	11,600	192,676
Post Properties, Inc. (REIT)	40,500	891,810
Potlatch Corp. (REIT)	15,600	546,624
PS Business Parks, Inc. (REIT)	10,000	534,000
RAIT Financial Trust (REIT)*	65,600	129,888
Ramco-Gershenson Properties Trust (REIT)	22,400	252,224
Redwood Trust, Inc. (REIT)	56,500	871,230
Resource Capital Corp. (REIT)	23,900	161,564
Saul Centers, Inc. (REIT)	2,100	86,940
Sovran Self Storage, Inc. (REIT)	22,900	798,294
Strategic Hotels & Resorts, Inc. (REIT)*	58,800	249,900
Sun Communities, Inc. (REIT)	14,000	352,800
Sunstone Hotel Investors, Inc. (REIT)*	81,500	910,355
Tanger Factory Outlet Centers (REIT)	16,100	694,876
Terreno Realty Corp. (REIT)*	6,900	136,137
UMH Properties, Inc. (REIT)	6,800	55,556
Universal Health Realty Income Trust (REIT)	4,300	151,962
Urstadt Biddle Properties, Inc. (REIT), Class A	18,000	284,580
U-Store-It Trust (REIT)	65,500	471,600
Walter Investment Management Corp. (REIT)	17,600	281,600
Washington Real Estate Investment Trust (REIT)	42,200	1,289,210
Winthrop Realty Trust (REIT)	10,700	128,828

		48,515,273

Real Estate Management & Development (0.1%)
American Realty Investors, Inc.*	600	6,450
Avatar Holdings, Inc.*	5,400	117,396
China Housing & Land Development, Inc.*	19,500	74,100
Consolidated-Tomoka Land Co.	4,500	141,795
Forestar Group, Inc.*	29,700	560,736

		900,477

Thrifts & Mortgage Finance (1.8%)
Abington Bancorp, Inc.	20,200	159,580
Astoria Financial Corp.	67,500	978,750
Bank Mutual Corp.	41,300	268,450
BankFinancial Corp.	14,900	136,633
Beneficial Mutual Bancorp, Inc.*	27,700	262,596
Berkshire Hills Bancorp, Inc.	12,200	223,626
Brookline Bancorp, Inc.	34,700	369,208
Clifton Savings Bancorp, Inc.	7,200	66,744
Dime Community Bancshares, Inc.	22,400	282,912
Doral Financial Corp.*	5,700	24,567
ESB Financial Corp.	9,000	116,010
ESSA Bancorp, Inc.	10,500	131,670
First Defiance Financial Corp.	5,000	50,600
First Financial Holdings, Inc.	12,000	180,720
First Financial Northwest, Inc.	14,700	100,401
First Financial Service Corp.	4,000	35,000
Flagstar Bancorp, Inc.*	73,837	44,302
Flushing Financial Corp.	26,100	330,426
Fox Chase Bancorp, Inc.*	5,400	58,374
Home Federal Bancorp, Inc./Idaho	13,300	192,983
Kearny Financial Corp.	13,300	138,719
Kentucky First Federal Bancorp.	400	4,196
K-Fed Bancorp.	4,200	37,464
Legacy Bancorp., Inc./Massachusetts	7,300	69,277
Meridian Interstate Bancorp, Inc.*	9,600	99,840
MGIC Investment Corp.*	101,900	1,117,843
NASB Financial, Inc.	3,300	76,296
NewAlliance Bancshares, Inc.	84,500	1,066,390
Northeast Community Bancorp, Inc.	6,000	43,140
Northwest Bancshares, Inc.	29,250	343,395
OceanFirst Financial Corp.	8,800	99,968
Ocwen Financial Corp.*	47,300	524,557
Oritani Financial Corp.	2,000	32,140
PMI Group, Inc.*	61,800	334,956
Provident Financial Services, Inc.	48,000	571,200
Provident New York Bancorp.	29,400	278,712
Radian Group, Inc.	67,100	1,049,444
Rockville Financial, Inc.	7,900	96,301
Roma Financial Corp.	4,900	61,446
Territorial Bancorp, Inc.	7,900	150,337
Tree.com, Inc.*	6,500	59,475
TrustCo Bank Corp. NY/New York^	682,900	4,213,493
United Financial Bancorp, Inc.	12,500	174,750
Waterstone Financial, Inc.*	6,800	24,616
Westfield Financial, Inc.	23,100	212,289
WSFS Financial Corp.	5,200	202,800

		15,096,596

Total Financials		211,089,217

Health Care (5.1%)
Biotechnology (0.2%)
ArQule, Inc.*	11,700	67,392
Celera Corp.*	53,400	379,140
Facet Biotech Corp.*	16,800	453,432
Geron Corp.*	36,600	207,888
Infinity Pharmaceuticals, Inc.*	9,900	60,390
Lexicon Pharmaceuticals, Inc.*	51,400	76,072
Martek Biosciences Corp.*	21,400	481,714
Maxygen, Inc.*	300	1,971

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Nabi Biopharmaceuticals*	9,000	$49,230
Progenics Pharmaceuticals, Inc.*	2,400	12,792

		1,790,021

Health Care Equipment & Supplies (1.7%)
AGA Medical Holdings, Inc.*	600	9,750
Analogic Corp.	3,100	132,463
AngioDynamics, Inc.*	15,200	237,424
Cantel Medical Corp.	2,000	39,700
Cardiac Science Corp.*	18,000	33,660
CONMED Corp.*	22,900	545,249
Cutera, Inc.*	6,000	62,220
Cynosure, Inc., Class A*	7,200	80,928
ev3, Inc.*	61,000	967,460
Greatbatch, Inc.*	4,200	88,998
Invacare Corp.	13,100	347,674
Medical Action Industries, Inc.*	3,100	38,037
Natus Medical, Inc.*	4,600	73,186
Palomar Medical Technologies, Inc.*	2,500	27,150
Rochester Medical Corp.*	145,000	1,858,900
RTI Biologics, Inc.*	24,700	106,951
STERIS Corp.^	106,000	3,567,960
Symmetry Medical, Inc.*	23,900	239,956
Teleflex, Inc.	57,200	3,664,804
TomoTherapy, Inc.*	20,300	69,223
Volcano Corp.*	8,600	207,776
West Pharmaceutical Services, Inc.^	45,000	1,887,750
Young Innovations, Inc.	1,100	30,976
Zoll Medical Corp.*	1,400	36,904

		14,355,099

Health Care Providers & Services (1.8%)
Alliance HealthCare Services, Inc.*	2,800	15,736
Allied Healthcare International, Inc.*	35,900	97,648
Amedisys, Inc.*	900	49,698
America Service Group, Inc.	265,000	4,263,850
American Dental Partners, Inc.*	8,300	108,315
Amsurg Corp.*	23,700	511,683
Assisted Living Concepts, Inc., Class A*	8,460	277,826
Capital Senior Living Corp.*	19,900	104,674
Centene Corp.*	17,000	408,680
Continuecare Corp.*	100	370
Cross Country Healthcare, Inc.*	24,000	242,640
Gentiva Health Services, Inc.*	14,500	410,060
Hanger Orthopedic Group, Inc.*	17,400	316,332
Healthspring, Inc.*	40,500	712,800
Healthways, Inc.*	26,400	424,248
inVentiv Health, Inc.*	18,200	408,772
Kindred Healthcare, Inc.*	32,300	583,015
Landauer, Inc.	3,300	215,226
LCA-Vision, Inc.*	4,300	35,776
Magellan Health Services, Inc.*	28,500	1,239,180
MedCath Corp.*	12,000	125,640
Molina Healthcare, Inc.*	11,500	289,455
National Healthcare Corp.	3,700	130,906
Nighthawk Radiology Holdings, Inc.*	16,300	51,834
NovaMed, Inc.*	2,400	8,160
Odyssey HealthCare, Inc.*	12,500	226,375
Owens & Minor, Inc.	6,200	287,618
Psychiatric Solutions, Inc.*	14,800	441,040
RehabCare Group, Inc.*	3,600	98,172
Res-Care, Inc.*	20,400	244,596
Select Medical Holdings Corp.*	18,600	156,984
Skilled Healthcare Group, Inc., Class A*	16,800	103,656
Sun Healthcare Group, Inc.*	35,700	340,578
Sunrise Senior Living, Inc.*	39,000	199,680
Team Health Holdings, Inc.*	2,000	33,600
Triple-S Management Corp., Class B*	14,600	259,150
U.S. Physical Therapy, Inc.*	4,200	73,080
Universal American Corp.*	20,600	317,240
WellCare Health Plans, Inc.*	34,100	1,016,180

		14,830,473

Health Care Technology (0.0%)
AMICAS, Inc.*	6,300	37,926
MedQuist, Inc.	9,300	72,633
Omnicell, Inc.*	2,400	33,672
Vital Images, Inc.*	2,500	40,425

		184,656

Life Sciences Tools & Services (1.1%)
Affymetrix, Inc.*	7,900	57,986
Albany Molecular Research, Inc.*	19,500	162,825
Cambrex Corp.*	2,900	11,745
Enzo Biochem, Inc.*	4,500	27,090
Kendle International, Inc.*	9,800	171,304
Mettler-Toledo International, Inc.*	36,000	3,931,200
Pharmaceutical Product Development, Inc.	150,300	3,569,625
Varian, Inc.*	18,300	947,574

		8,879,349

Pharmaceuticals (0.3%)
Adolor Corp.*	8,800	15,840
Caraco Pharmaceutical Laboratories Ltd.*	2,900	17,371
Cumberland Pharmaceuticals, Inc.*	100	1,053
Hi-Tech Pharmacal Co., Inc.*	4,900	108,486
Ironwood Pharmaceuticals, Inc.*	3,500	47,320
KV Pharmaceutical Co., Class A*	18,000	31,680
Medicines Co.*	12,100	94,864
Medicis Pharmaceutical Corp., Class A	41,100	1,034,076
Par Pharmaceutical Cos., Inc.*	28,200	699,360
SuperGen, Inc.*	12,200	39,040
ViroPharma, Inc.*	50,800	692,404

		2,781,494

Total Health Care		42,821,092

Industrials (22.1%)
Aerospace & Defense (1.0%)
AAR Corp.*	29,300	727,226
Argon ST, Inc.*	800	21,288
Ascent Solar Technologies, Inc.*	12,600	48,510
Ceradyne, Inc.*^	68,800	1,561,072
Curtiss-Wright Corp.	36,800	1,280,640
Ducommun, Inc.	7,500	157,575
DynCorp International, Inc., Class A*	18,600	213,714
Esterline Technologies Corp.*	15,800	780,994
GeoEye, Inc.*	1,100	32,450
Global Defense Technology & Systems, Inc.*	1,000	13,400
Herley Industries, Inc.*	11,200	164,192
Ladish Co., Inc.*	13,300	268,128
LMI Aerospace, Inc.*	3,300	61,314
Moog, Inc., Class A*	36,900	1,306,998
Teledyne Technologies, Inc.*	20,100	829,527
Todd Shipyards Corp.	5,700	93,651
Triumph Group, Inc.	13,400	939,206

		8,499,885

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	22,100	74,477
Atlas Air Worldwide Holdings, Inc.*	16,900	896,545
Dynamex, Inc.*	2,300	39,560

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Forward Air Corp.	12,400	$326,120
Hub Group, Inc., Class A*	16,000	447,680
Pacer International, Inc.*	28,800	173,376

		1,957,758

Airlines (0.9%)
Alaska Air Group, Inc.*	28,200	1,162,686
JetBlue Airways Corp.*	206,256	1,150,909
Republic Airways Holdings, Inc.*	19,900	117,808
SkyWest, Inc.	257,500	3,677,100
U.S. Airways Group, Inc.*	131,900	969,465
UAL Corp.*	8,100	158,355

		7,236,323

Building Products (2.4%)
American Woodmark Corp.^	140,900	2,732,051
Ameron International Corp.	7,100	446,519
Apogee Enterprises, Inc.^	257,400	4,069,494
Builders FirstSource, Inc.*	8,094	25,496
Gibraltar Industries, Inc.*^	271,600	3,424,876
Griffon Corp.*	35,600	443,576
Insteel Industries, Inc.	13,000	138,970
NCI Building Systems, Inc.*	12,320	136,013
Quanex Building Products Corp.	12,600	208,278
Simpson Manufacturing Co., Inc.^	107,800	2,992,528
Trex Co., Inc.*	1,900	40,451
Universal Forest Products, Inc.^	130,499	5,026,821

		19,685,073

Commercial Services & Supplies (2.7%)
ABM Industries, Inc.^	206,300	4,373,560
ACCO Brands Corp.*	43,900	336,274
American Reprographics Co.*	4,400	39,468
Amrep Corp.*	1,600	23,248
ATC Technology Corp.*	3,800	65,208
Bowne & Co., Inc.	32,100	358,236
Clean Harbors, Inc.*	400	22,224
Consolidated Graphics, Inc.*	8,100	335,421
Copart, Inc.*	65,000	2,314,000
Cornell Cos., Inc.*	7,900	144,649
Courier Corp.	8,800	145,288
Deluxe Corp.	19,700	382,574
EnergySolutions, Inc.	56,800	365,224
Ennis, Inc.	22,100	359,567
Fuel Tech, Inc.*	3,300	26,466
G&K Services, Inc., Class A	14,100	364,908
GEO Group, Inc.*	7,000	138,740
HNI Corp.	10,448	278,230
Innerworkings, Inc.*	1,000	5,200
Kimball International, Inc., Class B	27,000	187,650
M&F Worldwide Corp.*	8,700	266,220
McGrath RentCorp.	16,800	407,064
Metalico, Inc.*	26,600	159,334
Mine Safety Appliances Co.	112,100	3,134,316
Mobile Mini, Inc.*	202,300	3,133,627
Multi-Color Corp.	1,700	20,366
North American Galvanizing & Coatings, Inc.*	200	1,112
Schawk, Inc.	11,600	210,308
Standard Parking Corp.*	3,500	57,470
Standard Register Co.	1,900	10,165
Steelcase, Inc., Class A	58,600	379,142
Team, Inc.*	180,000	2,986,200
United Stationers, Inc.*	18,800	1,106,380
Viad Corp.	15,600	320,580
Waste Services, Inc.*	13,500	133,515

		22,591,934

Construction & Engineering (1.6%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	80,000	1,860,800
Comfort Systems USA, Inc.	33,000	412,170
Dycom Industries, Inc.*	33,200	291,164
EMCOR Group, Inc.*^	116,100	2,859,543
Furmanite Corp.*	359,300	1,864,767
Granite Construction, Inc.	24,600	743,412
Great Lakes Dredge & Dock Corp.	3,300	17,325
Insituform Technologies, Inc., Class A*	32,100	854,181
Integrated Electrical Services, Inc.*	6,000	33,900
Layne Christensen Co.*	16,100	430,031
MasTec, Inc.*	12,100	152,581
Northwest Pipe Co.*	7,800	170,430
Orion Marine Group, Inc.*	185,000	3,339,250
Pike Electric Corp.*	7,900	73,628
Sterling Construction Co., Inc.*	11,200	176,064
Tutor Perini Corp.*	21,200	461,100

		13,740,346

Electrical Equipment (2.3%)
A. O. Smith Corp.	38,300	2,013,431
Acuity Brands, Inc.	8,000	337,680
Baldor Electric Co.	30,800	1,151,920
Belden, Inc.	38,300	1,051,718
Brady Corp., Class A^	154,000	4,792,480
Chase Corp.	5,300	66,886
China BAK Battery, Inc.*	28,700	69,167
Encore Wire Corp.	14,900	309,920
Energy Conversion Devices, Inc.*	6,100	47,763
EnerSys*	31,700	781,722
Evergreen Solar, Inc.*	70,000	79,100
Franklin Electric Co., Inc.	76,800	2,303,232
FuelCell Energy, Inc.*	11,600	32,712
Fushi Copperweld, Inc.*	14,800	166,056
Generac Holdings, Inc.*	9,500	133,095
GrafTech International Ltd.*	59,100	807,897
II-VI, Inc.*	6,700	226,728
LaBarge, Inc.*	900	9,945
LSI Industries, Inc.	13,900	94,798
Orion Energy Systems, Inc.*	13,700	67,130
Polypore International, Inc.*	12,800	223,488
Powell Industries, Inc.*^	18,200	592,046
PowerSecure International, Inc.*	8,300	65,404
Preformed Line Products Co.	300	11,445
Regal-Beloit Corp.	28,600	1,699,126
Roper Industries, Inc.	35,000	2,024,400
SatCon Technology Corp.*	3,400	8,262
Valence Technology, Inc.*	6,300	5,355
Vicor Corp.*	10,900	150,529
Woodward Governor Co.	9,900	316,602

		19,640,037

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	108,000	4,114,800
Otter Tail Corp.	29,600	650,016
Seaboard Corp.	284	368,944
Standex International Corp.	10,400	268,008
Tredegar Corp.	24,200	413,336
United Capital Corp.*	1,800	42,696

		5,857,800

Machinery (6.2%)
3D Systems Corp.*	3,600	49,140
Actuant Corp., Class A	29,400	574,770
Alamo Group, Inc.	6,000	119,940
Albany International Corp., Class A	22,600	486,578

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Altra Holdings, Inc.*	19,300	$264,989
American Railcar Industries, Inc.	8,900	108,224
Ampco-Pittsburgh Corp.	3,200	79,424
Astec Industries, Inc.*^	74,300	2,151,728
Barnes Group, Inc.	37,300	725,485
Blount International, Inc.*	21,700	224,812
Briggs & Stratton Corp.^	141,400	2,757,300
Cascade Corp.	7,600	244,796
Chart Industries, Inc.*	3,300	66,000
CIRCOR International, Inc.^	56,800	1,886,328
CLARCOR, Inc.	26,500	913,985
CNH Global N.V.*	13,500	415,125
Colfax Corp.*	14,100	165,957
Columbus McKinnon Corp.*	16,200	257,094
Duoyuan Printing, Inc.*	5,200	56,160
Eastern Co.	5,900	79,886
EnPro Industries, Inc.*	16,400	476,912
Federal Signal Corp.	39,000	351,390
Flow International Corp.*	800	2,408
FreightCar America, Inc.	9,100	219,856
Gardner Denver, Inc.^	76,300	3,360,252
Gorman-Rupp Co.	4,100	104,304
Graco, Inc.^	114,500	3,664,000
Graham Corp.	2,100	37,779
Greenbrier Cos., Inc.*	13,000	143,130
Hurco Cos., Inc.*	3,800	63,954
John Bean Technologies Corp.	22,700	398,158
Kadant, Inc.*	10,100	145,541
Kaydon Corp.	27,400	1,030,240
Kennametal, Inc.^	118,700	3,337,844
K-Tron International, Inc.*	400	59,988
L.B. Foster Co., Class A*	7,700	222,453
Lincoln Electric Holdings, Inc.	51,900	2,819,727
Lindsay Corp.	100	4,141
Met-Pro Corp.	700	6,860
Miller Industries, Inc.	8,200	101,926
Mueller Industries, Inc.	178,900	4,792,731
Mueller Water Products, Inc., Class A	127,300	608,494
NACCO Industries, Inc., Class A	4,400	326,260
Nordson Corp.^	79,700	5,413,224
Portec Rail Products, Inc.	1,200	13,944
RBC Bearings, Inc.*	100	3,187
Robbins & Myers, Inc.	20,000	476,400
Sauer-Danfoss, Inc.*	7,300	96,944
Sun Hydraulics Corp.	6,000	155,880
Tecumseh Products Co., Class A*	15,700	192,639
Timken Co.	29,000	870,290
Titan International, Inc.	30,300	264,519
Trimas Corp.*	2,945	19,113
Trinity Industries, Inc.^	222,000	4,431,120
Twin Disc, Inc.	7,600	92,872
Wabash National Corp.*^	373,200	2,616,132
Watts Water Technologies, Inc., Class A	106,900	3,320,314

		51,872,647

Marine (0.5%)
American Commercial Lines, Inc.*	7,500	188,250
Eagle Bulk Shipping, Inc.*	50,600	268,686
Genco Shipping & Trading Ltd.*	21,300	449,643
Horizon Lines, Inc., Class A	24,900	135,456
International Shipholding Corp.	4,700	138,133
Kirby Corp.*	75,000	2,861,250
Ultrapetrol Bahamas Ltd.*	16,100	88,389

		4,129,807

Professional Services (0.5%)
Administaff, Inc.	28,800	614,592
Barrett Business Services, Inc.	7,600	103,056
CDI Corp.	9,100	133,406
COMSYS IT Partners, Inc.*	11,600	202,768
CRA International, Inc.*	1,700	38,964
GP Strategies Corp.*	5,800	48,488
Heidrick & Struggles International, Inc.	14,000	392,420
Kelly Services, Inc., Class A*	19,900	331,534
Kforce, Inc.*	24,200	368,082
Korn/Ferry International*	35,000	617,750
Mistras Group, Inc.*	2,700	26,973
On Assignment, Inc.*	27,200	193,936
School Specialty, Inc.*	8,800	199,848
SFN Group, Inc.*	43,500	348,435
Towers Watson & Co., Class A	5,700	270,750
TrueBlue, Inc.*	36,500	565,750
Volt Information Sciences, Inc.*	10,200	104,142
VSE Corp.	600	24,696

		4,585,590

Road & Rail (2.2%)
Amerco, Inc.*	7,500	407,175
Arkansas Best Corp.	20,600	615,528
Avis Budget Group, Inc.*	33,000	379,500
Celadon Group, Inc.*	4,300	59,942
Dollar Thrifty Automotive Group, Inc.*	22,600	726,138
Genesee & Wyoming, Inc., Class A*^	197,000	6,721,640
Heartland Express, Inc.	16,400	270,600
Knight Transportation, Inc.	9,800	206,682
Old Dominion Freight Line, Inc.*	19,000	634,410
Patriot Transportation Holding, Inc.*	500	42,240
RailAmerica, Inc.*	11,300	133,340
Saia, Inc.*	238,100	3,304,828
Universal Truckload Services, Inc.*	5,000	87,900
USA Truck, Inc.*	400	6,464
Vitran Corp., Inc.*	330,000	3,993,000
Werner Enterprises, Inc.	35,400	820,218
YRC Worldwide, Inc.*	54,600	29,692

		18,439,297

Trading Companies & Distributors (0.9%)
Aceto Corp.	17,100	103,284
Aircastle Ltd.	36,200	342,814
Applied Industrial Technologies, Inc.^	91,600	2,276,260
Beacon Roofing Supply, Inc.*	5,800	110,954
BlueLinx Holdings, Inc.*	8,900	33,909
DXP Enterprises, Inc.*	157,400	2,009,998
H&E Equipment Services, Inc.*	23,500	253,330
Houston Wire & Cable Co.	6,800	78,744
Interline Brands, Inc.*	27,200	520,608
Kaman Corp.	3,600	90,036
Lawson Products, Inc.	4,100	63,427
Rush Enterprises, Inc., Class A*	21,300	281,373
TAL International Group, Inc.	12,400	247,752
Textainer Group Holdings Ltd.	6,500	140,075
United Rentals, Inc.*	47,100	441,798
Watsco, Inc.	1,300	73,944
Willis Lease Finance Corp.*	2,700	42,606

		7,110,912

Transportation Infrastructure (0.0%)
CAI International, Inc.*	9,000	110,880

Total Industrials		185,458,289

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (6.6%)
Communications Equipment (0.9%)
3Com Corp.*	57,800	$444,482
ADC Telecommunications, Inc.*	64,500	471,495
ADTRAN, Inc.	9,000	237,150
Airvana, Inc.*	10,700	81,962
Arris Group, Inc.*	24,300	291,843
Aviat Networks, Inc.*	49,900	330,837
Bel Fuse, Inc., Class B	8,800	177,320
Black Box Corp.	13,500	415,260
Cogo Group, Inc.*	16,900	118,131
Communications Systems, Inc.	6,200	80,166
Digi International, Inc.*	14,600	155,344
Emcore Corp.*	71,800	86,878
EMS Technologies, Inc.*	1,100	18,260
Emulex Corp.*	3,522	46,772
Extreme Networks, Inc.*	70,000	214,900
Globecomm Systems, Inc.*	15,100	116,119
Harmonic, Inc.*	15,500	97,805
NETGEAR, Inc.*	20,100	524,610
Network Equipment Technologies, Inc.*	14,100	77,691
Oplink Communications, Inc.*	3,500	64,890
Opnext, Inc.*	23,600	55,696
Palm, Inc.*	15,800	59,408
PC-Tel, Inc.*	16,200	100,116
Plantronics, Inc.	3,893	121,773
Polycom, Inc.*	40,100	1,226,258
Powerwave Technologies, Inc.*	103,200	129,000
SeaChange International, Inc.*	10,500	75,390
Sonus Networks, Inc.*	169,100	441,351
Sycamore Networks, Inc.	14,430	290,188
Symmetricom, Inc.*	38,200	222,706
Tekelec*	35,100	637,416
UTStarcom, Inc.*	96,600	269,514

		7,680,731

Computers & Peripherals (0.3%)
ActivIdentity Corp.*	18,600	52,824
Adaptec, Inc.*	104,000	340,080
Avid Technology, Inc.*	19,600	270,088
Cray, Inc.*	5,400	32,130
Diebold, Inc.^	18,900	600,264
Electronics for Imaging, Inc.*	37,600	437,288
Imation Corp.*	19,900	219,099
Intevac, Inc.*	18,400	254,288
Rimage Corp.*	8,400	121,464
Silicon Graphics International Corp.*	20,600	220,214
Super Micro Computer, Inc.*	4,900	84,672

		2,632,411

Electronic Equipment, Instruments & Components (2.3%)
Agilysys, Inc.	11,400	127,338
Anixter International, Inc.*	19,900	932,315
Benchmark Electronics, Inc.*	329,300	6,829,682
Checkpoint Systems, Inc.*	24,300	537,516
China Security & Surveillance Technology, Inc.*	5,000	38,450
Cognex Corp.	26,900	497,381
Coherent, Inc.*	16,800	536,928
CPI International, Inc.*	4,100	54,366
CTS Corp.	25,900	243,978
Daktronics, Inc.	1,500	11,430
DDi Corp.*	12,400	70,308
Echelon Corp.*	7,600	68,172
Electro Rent Corp.	16,200	212,706
Electro Scientific Industries, Inc.*	22,100	283,101
FARO Technologies, Inc.*	700	18,025
ICx Technologies, Inc.*	5,700	39,729
Insight Enterprises, Inc.*	32,800	471,008
L-1 Identity Solutions, Inc.*	14,700	131,271
Littelfuse, Inc.*	18,000	684,180
Measurement Specialties, Inc.*	11,100	163,281
Mercury Computer Systems, Inc.*	18,200	249,704
Methode Electronics, Inc.	27,000	267,300
MTS Systems Corp.	12,300	357,069
Newport Corp.*	30,500	381,250
OSI Systems, Inc.*	2,200	61,710
Park Electrochemical Corp.	6,300	181,062
PC Connection, Inc.*	9,300	57,660
PC Mall, Inc.*	7,700	38,962
Plexus Corp.*	20,600	742,218
Power-One, Inc.*	53,800	227,036
Rofin-Sinar Technologies, Inc.*^	99,800	2,257,476
Rogers Corp.*	9,400	272,694
Scansource, Inc.*	20,200	581,356
SMART Modular Technologies (WWH), Inc.*	31,300	241,323
Spectrum Control, Inc.*	9,000	105,210
SYNNEX Corp.*	11,700	345,852
Technitrol, Inc.	35,500	187,440
TTM Technologies, Inc.*	33,500	297,480
X-Rite, Inc.*	26,000	78,780
Zygo Corp.*	11,500	106,145

		18,988,892

Internet Software & Services (0.4%)
Ancestry.com, Inc.*	500	8,475
Digital River, Inc.*	5,300	160,590
DivX, Inc.*	7,100	50,836
EarthLink, Inc.	77,100	658,434
InfoSpace, Inc.*	11,200	123,760
Internap Network Services Corp.*	39,300	220,080
Internet Brands, Inc., Class A*	12,100	111,562
Internet Capital Group, Inc.*	14,000	118,300
Ipass, Inc.*	50,100	57,615
j2 Global Communications, Inc.*	1,900	44,460
Keynote Systems, Inc.	3,700	42,143
LogMeIn, Inc.*	800	16,552
Marchex, Inc., Class B	6,500	33,215
ModusLink Global Solutions, Inc.*	34,600	291,678
Openwave Systems, Inc.*	42,500	97,750
Perficient, Inc.*	18,300	206,241
QuinStreet, Inc.*	3,800	64,638
RealNetworks, Inc.*	35,200	170,016
support.com, Inc.*	33,900	110,853
TechTarget, Inc.*	11,900	62,237
United Online, Inc.	67,400	504,152
Web.com Group, Inc.*	19,100	104,095

		3,257,682

IT Services (0.5%)
Acxiom Corp.*	9,400	168,636
CACI International, Inc., Class A*	21,000	1,025,850
China Information Security
Technology, Inc.*	500	2,525
CIBER, Inc.*	59,400	222,156
Computer Task Group, Inc.*	3,800	27,550
CSG Systems International, Inc.*	11,200	234,752
Dynamics Research Corp.*	6,400	72,128
Echo Global Logistics, Inc.*	2,600	33,566
Euronet Worldwide, Inc.*	4,651	85,718
Global Cash Access Holdings, Inc.*	4,000	32,680
Hackett Group, Inc.*	11,800	32,804

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
infoGROUP, Inc.*	11,700	$91,260
Information Services Group, Inc.*	23,200	79,112
Integral Systems, Inc.*	8,700	83,781
ManTech International Corp., Class A*	3,100	151,373
MAXIMUS, Inc.	800	48,744
MoneyGram International, Inc.*	5,600	21,336
Ness Technologies, Inc.*	33,500	211,385
Online Resources Corp.*	8,900	35,867
SRA International, Inc., Class A*	24,700	513,513
StarTek, Inc.*	6,200	43,090
Tier Technologies, Inc., Class B*	8,500	67,660
Unisys Corp.*	32,470	1,132,878
Virtusa Corp.*	1,500	15,465

		4,433,829

Semiconductors & Semiconductor Equipment (1.5%)
Actel Corp.*	15,200	210,520
Advanced Energy Industries, Inc.*	5,400	89,424
ANADIGICS, Inc.*	12,700	61,722
ATMI, Inc.*	17,700	341,787
Brooks Automation, Inc.*	52,300	461,286
Cabot Microelectronics Corp.*	16,300	616,629
CEVA, Inc.*	700	8,162
Cohu, Inc.^	266,700	3,672,459
Cymer, Inc.*	23,400	872,820
DSP Group, Inc.*	17,200	143,276
Entegris, Inc.*	104,200	525,168
Exar Corp.*	25,400	179,070
FEI Co.*	2,900	66,439
FormFactor, Inc.*	2,900	51,504
GSI Technology, Inc.*	12,200	56,852
IXYS Corp.*	3,000	25,620
Lattice Semiconductor Corp.*	84,500	310,115
MEMSIC, Inc.*	14,600	46,574
Micrel, Inc.	19,700	210,002
Microtune, Inc.*	20,900	57,057
MKS Instruments, Inc.*	40,900	801,231
OmniVision Technologies, Inc.*^	60,000	1,030,800
Pericom Semiconductor Corp.*	22,000	235,620
Photronics, Inc.*	40,800	207,672
RF Micro Devices, Inc.*	18,136	90,317
Rudolph Technologies, Inc.*	14,000	119,980
Sigma Designs, Inc.*	5,500	64,515
Silicon Image, Inc.*	61,700	186,334
Silicon Storage Technology, Inc.*	61,800	187,872
Standard Microsystems Corp.*	13,000	302,640
Trident Microsystems, Inc.*	47,300	82,302
TriQuint Semiconductor, Inc.*	49,700	347,900
Veeco Instruments, Inc.*	13,164	572,634
Virage Logic Corp.*	10,800	84,888
White Electronic Designs Corp.*	15,500	108,500
Zoran Corp.*	8,200	88,232

		12,517,923

Software (0.7%)
American Software, Inc., Class A	500	2,905
Callidus Software, Inc.*	8,600	31,218
Epicor Software Corp.*	39,900	381,444
ePlus, Inc.*	1,600	28,080
Fair Isaac Corp.	40,300	1,021,202
Fortinet, Inc.*	2,400	42,192
JDA Software Group, Inc.*	5,994	166,753
Lawson Software, Inc.*	67,400	445,514
Mentor Graphics Corp.*	76,600	614,332
Monotype Imaging Holdings, Inc.*	17,900	174,167
NetScout Systems, Inc.*	2,100	31,059
Pervasive Software, Inc.*	15,300	77,418
Quest Software, Inc.*	43,700	777,423
SonicWALL, Inc.*	38,900	338,041
Symyx Technologies, Inc.*	7,200	32,328
Synchronoss Technologies, Inc.*	1,600	30,992
Take-Two Interactive Software, Inc.*	57,600	567,360
THQ, Inc.*	11,800	82,718
TIBCO Software, Inc.*	87,900	948,441
VASCO Data Security International, Inc.*	5,200	42,900

		5,836,487

Total Information Technology		55,347,955

Materials (7.8%)
Chemicals (3.6%)
A. Schulman, Inc.	19,200	469,824
Airgas, Inc.	24,800	1,577,776
American Vanguard Corp.	13,100	106,765
Ampal American Israel, Class A*	15,800	43,924
Arch Chemicals, Inc.	17,500	601,825
Cabot Corp.	101,300	3,079,520
Ferro Corp.*	69,500	610,905
H.B. Fuller Co.	129,200	2,998,732
ICO, Inc.	21,100	170,488
Innophos Holdings, Inc.	13,900	387,810
Innospec, Inc.*	20,300	230,608
Koppers Holdings, Inc.	6,300	178,416
Kraton Performance Polymers, Inc.*	5,600	100,016
Minerals Technologies, Inc.	14,700	762,048
NL Industries, Inc.	2,800	24,024
Olin Corp.	56,840	1,115,201
OM Group, Inc.*	24,149	818,168
PolyOne Corp.*	62,400	638,976
Quaker Chemical Corp.	9,300	252,123
Rockwood Holdings, Inc.*	39,100	1,040,842
RPM International, Inc.	216,300	4,615,842
Sensient Technologies Corp.	41,900	1,217,614
ShengdaTech, Inc.*	23,300	174,517
Solutia, Inc.*	97,000	1,562,670
Spartech Corp.*	25,900	303,030
Stepan Co.	700	39,123
STR Holdings, Inc.*	3,300	77,550
W.R. Grace & Co.*	41,100	1,140,936
Westlake Chemical Corp.^	218,000	5,622,220
Zoltek Cos., Inc.*	21,200	204,368

		30,165,861

Construction Materials (0.1%)
Headwaters, Inc.*	47,000	215,730
Texas Industries, Inc.	18,500	632,145
U.S. Concrete, Inc.*	34,500	13,110
United States Lime & Minerals, Inc.*	538	20,804

		881,789

Containers & Packaging (0.5%)
AptarGroup, Inc.^	58,400	2,298,040
Boise, Inc.*	10,100	61,913
Bway Holding Co.*	5,100	102,510
Graham Packaging Co., Inc.*	8,700	109,185
Graphic Packaging Holding Co.*	94,200	340,062
Myers Industries, Inc.	27,100	284,008
Rock-Tenn Co., Class A	4,000	182,280
Silgan Holdings, Inc.	9,800	590,254

		3,968,252

Metals & Mining (2.7%)
A.M. Castle & Co.*	13,200	172,656
Allied Nevada Gold Corp.*	6,900	114,333

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
AMCOL International Corp.	15,100	$410,720
Brush Engineered Materials, Inc.*	16,500	372,405
Century Aluminum Co.*	46,000	632,960
China Precision Steel, Inc.*	31,000	65,100
Coeur d’Alene Mines Corp.*	64,610	967,858
Commercial Metals Co.	130,000	1,957,800
General Moly, Inc.*	49,300	163,676
General Steel Holdings, Inc.*	8,000	32,880
Gerdau Ameristeel Corp.*^	339,200	2,655,936
Haynes International, Inc.	9,700	344,641
Hecla Mining Co.*	192,100	1,050,787
Horsehead Holding Corp.*	35,600	421,504
Kaiser Aluminum Corp.	12,000	462,840
Olympic Steel, Inc.	7,900	257,935
Paramount Gold and Silver Corp.*	2,300	3,197
Reliance Steel & Aluminum Co.^	115,000	5,661,450
RTI International Metals, Inc.*	24,700	749,151
Steel Dynamics, Inc.	275,000	4,804,250
Stillwater Mining Co.*	29,600	384,208
Sutor Technology Group Ltd.*	2,100	6,090
U.S. Gold Corp.*	64,600	174,420
United States Steel Corp.^	13,600	863,872
Universal Stainless & Alloy Products, Inc.*	5,900	141,541
Worthington Industries, Inc.	5,000	86,450

		22,958,660

Paper & Forest Products (0.9%)
Buckeye Technologies, Inc.*	30,800	402,864
Clearwater Paper Corp.*	8,200	403,850
Deltic Timber Corp.	1,800	79,290
Domtar Corp.*	33,300	2,144,853
Glatfelter	177,200	2,567,628
KapStone Paper and Packaging Corp.*	25,300	300,311
Louisiana-Pacific Corp.*	102,400	926,720
Neenah Paper, Inc.	11,800	186,912
Schweitzer-Mauduit International, Inc.	14,200	675,352
Wausau Paper Corp.*	23,700	202,398

		7,890,178

Total Materials		65,864,740

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Atlantic Tele-Network, Inc.	7,100	319,003
Cincinnati Bell, Inc.*	133,646	455,733
Consolidated Communications Holdings, Inc.	7,800	147,888
General Communication, Inc., Class A*	17,700	102,129
Global Crossing Ltd.*	4,300	65,145
Iowa Telecommunications Services, Inc.	22,900	382,430
Premiere Global Services, Inc.*	258,300	2,133,558
SureWest Communications*	10,900	93,631

		3,699,517

Wireless Telecommunication Services (0.0%)
Syniverse Holdings, Inc.*	9,800	190,806
USA Mobility, Inc.*	2,400	30,408

		221,214

Total Telecommunication Services		3,920,731

Utilities (3.8%)
Electric Utilities (1.6%)
Allete, Inc.	26,395	883,705
Central Vermont Public Service Corp.	14,000	282,380
Cleco Corp.	48,800	1,295,640
El Paso Electric Co.*	39,800	819,880
Empire District Electric Co.	32,600	587,452
IDACORP, Inc.	39,700	1,374,414
MGE Energy, Inc.	19,300	682,448
NV Energy, Inc.	330,700	4,077,531
PNM Resources, Inc.	74,500	933,485
Portland General Electric Co.	65,500	1,264,805
UIL Holdings Corp.	23,700	651,750
UniSource Energy Corp.	29,800	936,912
Unitil Corp.	9,800	227,850

		14,018,252

Gas Utilities (1.6%)
Atmos Energy Corp.	37,000	1,057,090
Chesapeake Utilities Corp.	7,870	234,526
Energen Corp.	63,000	2,931,390
Laclede Group, Inc.	17,200	579,984
New Jersey Resources Corp.	28,400	1,066,704
Nicor, Inc.	36,700	1,538,464
Northwest Natural Gas Co.	20,900	973,940
Piedmont Natural Gas Co., Inc.	54,800	1,511,384
South Jersey Industries, Inc.	20,769	872,090
Southwest Gas Corp.	35,400	1,059,168
WGL Holdings, Inc.	39,800	1,379,070

		13,203,810

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	49,700	45,227

Multi-Utilities (0.3%)
Avista Corp.	46,900	971,299
CH Energy Group, Inc.	14,100	575,844
NorthWestern Corp.	31,200	836,472

		2,383,615

Water Utilities (0.3%)
American States Water Co.	15,300	530,910
Artesian Resources Corp., Class A	6,100	107,726
California Water Service Group	15,100	567,911
Connecticut Water Service, Inc.	6,800	158,236
Consolidated Water Co., Ltd.	6,400	86,912
Middlesex Water Co.	11,800	201,190
Pennichuck Corp.	3,400	79,934
SJW Corp.	11,300	287,246
Southwest Water Co.	18,900	197,316
York Water Co.	6,900	94,875

		2,312,256

Total Utilities		31,963,160

Total Common Stocks (98.2%) (Cost $732,529,030)		822,772,876

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $106,017)	8,646	139,720

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.3%)
Credit Suisse (USA) LLC, Repurchase Agreement
0.03%, 4/1/10 (u)	$5,864,928	5,864,928

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Lehman Brothers Holdings, Inc.
0.00%, 4/1/10 (h)(s)	$1,409,991	$324,298
Monumental Global Funding II
0.43%, 5/26/10 (l)	2,650,000	2,631,185
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,689,957	1,679,300

Total Short-Term Investments of Cash Collateral for Securities Loaned		10,499,711

Time Deposit (1.9%)
JPMorgan Chase Nassau
0.000%, 4/1/10	16,093,562	16,093,562

Total Short-Term Investments (3.2%) (Cost/Amortized Cost $27,708,438)		26,593,273

Total Investments (101.4%) (Cost/Amortized Cost $760,343,485)		849,505,869
Other Assets Less Liabilities (-1.4%)		(11,705,525)

Net Assets (100%)		$837,800,344

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $773 or 0.0% of net assets) at fair value by management.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.000%-8.000%, maturing 4/1/12 to 4/1/40, which had a total value of $5,982,227.

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	47	June-10	$3,184,970	$3,182,370	$(2,600)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$131,265,871	$—	$—	$131,265,871
Consumer Staples	19,846,022	—	—	19,846,022
Energy	75,195,799	—	—	75,195,799
Financials	211,088,444	—	773	211,089,217
Health Care	42,821,092	—	—	42,821,092
Industrials	185,458,289	—	—	185,458,289
Information Technology	55,347,955	—	—	55,347,955
Materials	65,864,740	—	—	65,864,740
Telecommunication Services	3,920,731	—	—	3,920,731
Utilities	31,963,160	—	—	31,963,160
Investment Companies
Investment Companies	139,720	—	—	139,720
Short-Term Investments	—	26,593,273	—	26,593,273

Total Assets	$822,911,823	$26,593,273	$773	$849,505,869

Liabilities:
Futures	$(2,600)	$—	$—	$(2,600)

Total Liabilities	$(2,600)	$—	$—	$(2,600)

Total	$822,909,223	$26,593,273	$773	$849,503,269

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$1,124
Total gains or losses (realized/unrealized) included in earnings	(351)
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/10	$773

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$(351)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$22,429,223
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$43,117,254

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,907,213
Aggregate gross unrealized depreciation	(79,372,747)

Net unrealized appreciation	$85,534,466

Federal income tax cost of investments	$763,971,403

At March 31, 2010, the Portfolio had loaned securities with a total value of $11,133,750. This was secured by collateral of $11,614,876 which was received as cash and subsequently invested in short-term investments currently valued at $10,499,711, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $497,117,855 of which $237,563,279 expires in the year 2016, and $259,554,576 expires in the year 2017.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.2%)
Auto Components (0.3%)
Johnson Controls, Inc.	53,965	$1,780,306

Diversified Consumer Services (0.1%)
Strayer Education, Inc.^	1,900	462,688

Hotels, Restaurants & Leisure (0.4%)
Ctrip.com International Ltd. (ADR)*	61,770	2,421,384

Household Durables (0.1%)
Skyworth Digital Holdings Ltd.	478,000	557,156

Internet & Catalog Retail (3.3%)
Amazon.com, Inc.*	104,470	14,179,713
Blue Nile, Inc.*	1,300	71,526
Expedia, Inc.	17,700	441,792
Netflix, Inc.*^	67,915	5,008,052
NutriSystem, Inc.	2,600	46,306
priceline.com, Inc.*	3,850	981,750

		20,729,139

Total Consumer Discretionary		25,950,673

Health Care (0.5%)
Health Care Technology (0.5%)
athenahealth, Inc.*^	90,225	3,298,626

Total Health Care		3,298,626

Industrials (0.3%)
Electrical Equipment (0.3%)
SunPower Corp., Class B*	75,275	1,260,103
Suntech Power Holdings
Co., Ltd. (ADR)*^	40,235	564,095

Total Industrials		1,824,198

Information Technology (71.8%)
Communications Equipment (12.4%)
3Com Corp.*	33,100	254,539
ADC Telecommunications, Inc.*	8,100	59,211
ADTRAN, Inc.^	77,205	2,034,352
Alcatel-Lucent (ADR)*	82,360	256,963
Arris Group, Inc.*	10,600	127,306
Blue Coat Systems, Inc.*	7,375	228,920
Brocade Communications Systems, Inc.*	37,700	215,267
Ciena Corp.*^	54,595	832,028
Cisco Systems, Inc.*	1,199,396	31,220,278
CommScope, Inc.*	8,000	224,160
Comtech Telecommunications Corp.*	2,400	76,776
EchoStar Corp., Class A*	3,200	64,896
Emulex Corp.*	6,700	88,976
F5 Networks, Inc.*^	148,330	9,123,778
Finisar Corp.*	9,500	149,245
Harris Corp.	11,100	527,139
Infinera Corp.*	6,900	58,788
InterDigital, Inc.*	3,600	100,296
JDS Uniphase Corp.*	146,980	1,841,659
Juniper Networks, Inc.*^	167,875	5,150,405
Motorola, Inc.*^	387,000	2,716,740
Palm, Inc.*	14,000	52,640
Plantronics, Inc.	4,100	128,248
Polycom, Inc.*^	58,260	1,781,591
QUALCOMM, Inc.	207,090	8,695,709
Research In Motion Ltd.*	49,090	3,630,206
Riverbed Technology, Inc.*^	202,306	5,745,490
Sonus Networks, Inc.*	21,800	56,898
Sycamore Networks, Inc.	1,500	30,165
Tekelec*	5,600	101,696
Tellabs, Inc.^	251,650	1,904,991
ViaSat, Inc.*	2,400	83,064

		77,562,420

Computers & Peripherals (16.1%)
Acer, Inc.	190,908	563,863
Acer, Inc. (GDR)(m)*	1,565	22,880
Apple, Inc.*	173,824	40,836,472
Avid Technology, Inc.*	2,400	33,072
Dell, Inc.*^	254,780	3,824,248
Diebold, Inc.	5,500	174,680
Electronics for Imaging, Inc.*	3,600	41,868
EMC Corp.*	311,160	5,613,327
Hewlett-Packard Co.	542,758	28,847,588
Intermec, Inc.*	3,900	55,302
International Business Machines Corp.	106,052	13,601,169
Lexmark International, Inc., Class A*	6,500	234,520
NCR Corp.*	13,500	186,300
NetApp, Inc.*	104,365	3,398,124
QLogic Corp.*^	50,760	1,030,428
SanDisk Corp.*	19,500	675,285
Seagate Technology*^	7,170	130,924
STEC, Inc.*	2,700	32,346
Synaptics, Inc.*	2,800	77,308
Teradata Corp.*	14,100	407,349
Western Digital Corp.*	19,400	756,406

		100,543,459

Electronic Equipment, Instruments & Components (2.4%)
Agilent Technologies, Inc.*	29,600	1,017,944
Amphenol Corp., Class A	69,067	2,913,937
Anixter International, Inc.*	2,400	112,440
Arrow Electronics, Inc.*	10,000	301,300
Avnet, Inc.*	12,900	387,000
AVX Corp.	3,900	55,380
Benchmark Electronics, Inc.*	5,400	111,996
Byd Co., Ltd., Class H*	35,560	354,260
Celestica, Inc.*	17,900	195,647
Cogent, Inc.*	3,500	35,700
Corning, Inc.	131,600	2,659,636
Delta Electronics, Inc.	173,490	549,019
Digital China Holdings Ltd.	197,550	335,346
Dolby Laboratories, Inc., Class A*	4,400	258,148
FLIR Systems, Inc.*	12,700	358,140
Hitachi Ltd.*	688,000	2,568,318
Hon Hai Precision Industry Co., Ltd.	107,431	465,135
Ingram Micro, Inc., Class A*	14,000	245,700
Itron, Inc.*	3,400	246,738
Jabil Circuit, Inc.	16,600	268,754
L-1 Identity Solutions, Inc.*	6,400	57,152
Molex, Inc.	11,400	237,804
National Instruments Corp.	4,800	160,080
Plexus Corp.*	3,300	118,899
Rofin-Sinar Technologies, Inc.*	2,400	54,288
SYNNEX Corp.*	1,700	50,252
Tech Data Corp.*	4,300	180,170
Trimble Navigation Ltd.*	10,400	298,688
Vishay Intertechnology, Inc.*	15,800	161,634

		14,759,505

Internet Software & Services (7.8%)
Akamai Technologies, Inc.*^	121,800	3,825,738
Alibaba.com Ltd.	149,000	299,756

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Baidu, Inc. (ADR)*	9,963	$5,947,911
DealerTrack Holdings, Inc.*	3,700	63,196
Digital River, Inc.*	3,200	96,960
EarthLink, Inc.	8,900	76,006
eBay, Inc.*	350,200	9,437,890
Equinix, Inc.*^	31,561	3,072,148
Google, Inc., Class A*	34,848	19,759,164
GSI Commerce, Inc.*	2,400	66,408
IAC/InterActiveCorp.*	8,200	186,468
j2 Global Communications, Inc.*	3,800	88,920
NetEase.com, Inc. (ADR)*	7,780	275,957
Open Text Corp.*	4,800	227,856
Rackspace Hosting, Inc.*	5,700	106,761
SAVVIS, Inc.*	2,900	47,850
Tencent Holdings Ltd.	36,010	722,589
ValueClick, Inc.*	6,900	69,966
VeriSign, Inc.*	15,500	403,155
VistaPrint NV*	10,700	612,575
WebMD Health Corp.*	3,700	171,606
Yahoo! Japan Corp.	2,325	846,788
Yahoo!, Inc.*	121,381	2,006,428

		48,412,096

IT Services (5.6%)
Accenture plc, Class A	30,590	1,283,250
Acxiom Corp.*	6,800	121,992
Alliance Data Systems Corp.*^	34,816	2,227,876
Automatic Data Processing, Inc.	70,360	3,128,909
Broadridge Financial Solutions, Inc.	11,400	243,732
CACI International, Inc., Class A*	2,500	122,125
Cognizant Technology Solutions Corp., Class A*	137,290	6,999,044
Computer Sciences Corp.*	12,900	702,921
Convergys Corp.*	10,300	126,278
Cybersource Corp.*	5,700	100,548
DST Systems, Inc.	3,300	136,785
Euronet Worldwide, Inc.*	4,300	79,249
Fidelity National Information Services, Inc.	27,650	648,116
Fiserv, Inc.*	12,900	654,804
Gartner, Inc.*^	16,070	357,397
Genpact Ltd.*^	22,410	375,816
Global Payments, Inc.	6,900	314,295
Hewitt Associates, Inc., Class A*	7,200	286,416
Hi Sun Technology China Ltd.*	811,740	602,199
Lender Processing Services, Inc.	8,200	309,550
ManTech International Corp., Class A*	1,900	92,777
Mastercard, Inc., Class A	8,200	2,082,800
MAXIMUS, Inc.	1,500	91,395
NeuStar, Inc., Class A*	6,500	163,800
Paychex, Inc.	27,200	835,040
SAIC, Inc.*	33,700	596,490
Sapient Corp.	88,050	804,777
SRA International, Inc., Class A*	3,400	70,686
Syntel, Inc.	1,100	42,317
TeleTech Holdings, Inc.*	2,500	42,700
Tivit Terceirizacao de Tecnologia e Servicos S.A.	74,730	750,514
Total System Services, Inc.	16,700	261,522
Unisys Corp.*	3,600	125,604
VeriFone Holdings, Inc.*	6,200	125,302
Visa, Inc., Class A^	76,525	6,966,071
Western Union Co.^	189,950	3,221,552
Wright Express Corp.*	3,100	93,372

		35,188,021

Office Electronics (0.2%)
Xerox Corp	115,054	1,121,776
Zebra Technologies Corp., Class A*	4,900	145,040

		1,266,816

Semiconductors & Semiconductor Equipment (9.3%)
Advanced Micro Devices, Inc.*	47,200	437,544
Aixtron AG	31,100	1,118,389
Altera Corp.	24,900	605,319
Amkor Technology, Inc.*	11,300	79,891
Analog Devices, Inc.	241,875	6,970,838
Applied Materials, Inc.	139,100	1,875,068
Applied Micro Circuits Corp.*^	117,310	1,012,385
ASM Pacific Technology Ltd.	48,800	462,278
Atheros Communications, Inc.*	10,300	398,713
Atmel Corp.*	37,500	188,625
Broadcom Corp., Class A	77,900	2,584,722
Cavium Networks, Inc.*	3,300	82,038
Cree, Inc.*^	15,690	1,101,752
Cymer, Inc.*	2,400	89,520
Cypress Semiconductor Corp.*^	156,195	1,796,242
Epistar Corp.	109,000	362,098
Fairchild Semiconductor International, Inc.*	10,400	110,760
FEI Co.*	3,200	73,312
FormFactor, Inc.*	4,000	71,040
Hittite Microwave Corp.*	1,700	74,749
Integrated Device Technology, Inc.*	13,900	85,207
Intel Corp.	793,095	17,654,295
International Rectifier Corp.*	6,000	137,400
Intersil Corp., Class A	10,300	152,028
KLA-Tencor Corp.	14,400	445,248
Lam Research Corp.*	10,700	399,324
Linear Technology Corp.	18,900	534,492
LSI Corp.*	55,000	336,600
Maxim Integrated Products, Inc.	105,285	2,041,476
MediaTek, Inc.	34,920	605,861
MEMC Electronic Materials, Inc.*	19,100	292,803
Micrel, Inc.	3,600	38,376
Microchip Technology, Inc.	15,400	433,664
Micron Technology, Inc.*	72,100	749,119
Microsemi Corp.*	6,900	119,646
MKS Instruments, Inc.*	4,000	78,360
National Semiconductor Corp.	19,900	287,555
Netlogic Microsystems, Inc.*	3,800	111,834
Novellus Systems, Inc.*	8,300	207,500
NVIDIA Corp.*	47,100	818,598
ON Semiconductor Corp.*^	485,001	3,880,008
PMC-Sierra, Inc.*	19,700	175,724
Power Integrations, Inc.	2,300	94,760
Rambus, Inc.*	8,900	194,465
RF Micro Devices, Inc.*	23,000	114,540
Richtek Technology Corp.	45,000	481,768
Samsung Electronics Co., Ltd.	779	563,191
Semtech Corp.*	5,200	90,636
Seoul Semiconductor Co., Ltd.	19,248	741,714
Silicon Laboratories, Inc.*	3,800	181,146
Skyworks Solutions, Inc.*^	60,400	942,240
Taiwan Semiconductor Manufacturing Co., Ltd.	59,889	115,976
Teradyne, Inc.*	15,300	170,901
Tessera Technologies, Inc.*	4,200	85,176
Texas Instruments, Inc.	139,920	3,423,842
TriQuint Semiconductor, Inc.*^	89,900	629,300
Varian Semiconductor Equipment Associates, Inc.*	6,200	205,344

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Veeco Instruments, Inc.*	3,300	$143,550
Xilinx, Inc.	23,600	601,800
Zoran Corp.*	4,400	47,344

		57,908,094

Software (18.0%)
Activision Blizzard, Inc.	225,211	2,716,045
Adobe Systems, Inc.*	185,925	6,576,167
Advent Software, Inc.*	1,300	58,175
ANSYS, Inc.*	7,600	327,864
Ariba, Inc.*	7,600	97,660
AsiaInfo Holdings, Inc.*^	14,055	372,176
Autodesk, Inc.*	19,600	576,632
Blackbaud, Inc.	3,800	95,722
Blackboard, Inc.*	2,800	116,648
BMC Software, Inc.*	42,860	1,628,680
CA, Inc.	33,500	786,245
Cadence Design Systems, Inc.*	22,500	149,850
Check Point Software Technologies Ltd.*^	18,960	664,738
Citrix Systems, Inc.*^	33,025	1,567,697
CommVault Systems, Inc.*	3,600	76,860
Compuware Corp.*	19,300	162,120
Concur Technologies, Inc.*^	3,600	147,636
Electronic Arts, Inc.*	27,600	515,016
FactSet Research Systems, Inc.	3,600	264,132
Fair Isaac Corp.	4,000	101,360
Informatica Corp.*^	83,432	2,240,983
Intuit, Inc.*^	130,970	4,497,510
Jack Henry & Associates, Inc.	7,100	170,826
JDA Software Group, Inc.*	3,000	83,460
Lawson Software, Inc.*	11,400	75,354
Longtop Financial Technologies Ltd. (ADR)*^	65,732	2,117,228
McAfee, Inc.*	62,390	2,503,711
Mentor Graphics Corp.*	8,200	65,764
MICROS Systems, Inc.*	6,700	220,296
Microsoft Corp.	1,410,264	41,278,427
MicroStrategy, Inc., Class A*	800	68,056
NetSuite, Inc.*	1,600	23,264
Novell, Inc.*	29,100	174,309
Nuance Communications, Inc.*	19,900	331,136
Oracle Corp.^	953,868	24,504,869
Parametric Technology Corp.*	10,000	180,500
Pegasystems, Inc.	1,300	48,100
Perfect World Co., Ltd. (ADR)*^	8,500	318,325
Progress Software Corp.*	3,600	113,148
Quest Software, Inc.*	5,200	92,508
Red Hat, Inc.*	15,800	462,466
Rovi Corp.*	8,700	323,031
Salesforce.com, Inc.*^	115,900	8,628,755
SolarWinds, Inc.*	3,100	67,146
Solera Holdings, Inc	5,900	228,035
SuccessFactors, Inc.*^	182,300	3,470,992
Sybase, Inc.*	7,000	326,340
Symantec Corp.*	68,300	1,155,636
Synopsys, Inc.*	12,200	272,914
Take-Two Interactive Software, Inc.*	6,700	65,995
Taleo Corp., Class A*	3,300	85,503
TIBCO Software, Inc.*	14,200	153,218
TiVo, Inc.*^	39,560	677,267
VMware, Inc., Class A*	5,385	287,020
Websense, Inc.*	3,500	79,695

		112,393,210

Total Information Technology		448,033,621

Materials (0.1%)
Chemicals (0.1%)
Monsanto Co.	8,790	627,782

Total Materials		627,782

Telecommunication Services (1.5%)
Wireless Telecommunication Services (1.5%)
American Tower Corp., Class A*	120,665	5,141,536
SBA Communications Corp., Class A*^	119,935	4,326,055

Total Telecommunication Services		9,467,591

Total Common Stocks (78.4%) (Cost $383,066,809)		489,202,491

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(20.6%)
iShares S&P North American Technology Sector Index Fund	215,850	11,977,517
Technology Select Sector SPDR Fund	5,053,800	116,692,242

Total Investment Companies (20.6%) (Cost $102,735,015)		128,669,759

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.1%)
Credit Suisse (USA) LLC, Repurchase Agreement
0.03%, 4/1/10 (u)	$4,317,525	4,317,525
Lehman Brothers Holdings, Inc.
0.00%, 4/1/10 (h)(s)	849,994	195,499
Monumental Global Funding II
0.43%, 5/26/10 (l)	1,590,000	1,578,711
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,009,975	1,003,605

Total Short-Term Investments of Cash Collateral for Securities Loaned		7,095,340

Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 4/1/10	5,973,993	5,973,993

Total Short-Term Investments (2.1%) (Cost/Amortized Cost $13,741,486)		13,069,333

Total Investments (101.1%) (Cost/Amortized Cost $499,543,310)		630,941,583
Other Assets Less Liabilities (-1.1%)		(7,149,482)

Net Assets (100%)		$623,792,101

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.000%-8.000%, maturing 4/1/12 to 4/1/40, which had a total value of $4,403,876.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$25,393,517	$557,156	$—	$25,950,673
Health Care	3,298,626	—	—	3,298,626
Industrials	1,824,198	—	—	1,824,198
Information Technology	436,252,193	11,781,428	—	448,033,621
Materials	627,782	—	—	627,782
Telecommunication Services	9,467,591	—	—	9,467,591
Investment Companies
Exchange Traded Funds (ETFs)	128,669,759	—	—	128,669,759
Short-Term Investments	—	13,069,333	—	13,069,333

Total Assets	$605,533,666	$25,407,917	$—	$630,941,583

Total Liabilities	$—	$—	$—	$—

Total	$605,533,666	$25,407,917	$—	$630,941,583

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$140,139,988
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$141,975,860

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,282,594
Aggregate gross unrealized depreciation	(4,870,378)

Net unrealized appreciation	$98,412,216

Federal income tax cost of investments	$532,529,367

At March 31, 2010, the Portfolio had loaned securities with a total value of $7,528,775. This was secured by collateral of $7,767,494 which was received as cash and subsequently invested in short-term investments currently valued at $7,095,340, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $201,099,710 of which $38,254,621 expires in the year 2010, $25,653,017 expires in the year 2011, $18,596,528 expires in the year 2016, and $118,595,544 expires in the year 2017.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,951,553	$18,616,687
EQ/Equity 500 Index Portfolio‡	931,612	19,065,160
EQ/Global Bond PLUS Portfolio‡	279,253	2,733,792
EQ/Global Multi-Sector Equity Portfolio‡	988,770	11,541,380
EQ/International ETF Portfolio‡	1,597,496	11,181,306
EQ/Quality Bond PLUS Portfolio‡	113,828	1,045,793
EQ/Small Company Index Portfolio‡	408,158	3,737,368
Multimanager Aggressive Equity Portfolio‡	94,925	2,337,168
Multimanager Large Cap Value Portfolio‡	386,086	3,580,220
Multimanager Mid Cap Growth Portfolio*‡	38,288	302,348
Multimanager Mid Cap Value Portfolio‡	275,846	2,428,765
Multimanager Multi-Sector Bond Portfolio‡	1,334,014	5,093,745

Total Investment Companies (99.7%) (Cost $80,719,632)		81,663,732

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau 0.000%, 4/1/10 (Amortized Cost $463,220)	$463,220	463,220

Total Investments (100.3%) (Cost/Amortized Cost $81,182,852)		82,126,952
Other Assets Less Liabilities (-0.3%)		(225,419)

Net Assets (100%)		$81,901,533

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$17,570,196	$1,162,967	$409,868	$18,616,687	$—	$413
EQ/Equity 500 Index Portfolio	18,717,898	784,583	1,784,803	19,065,160	—	(383,645)
EQ/Global Bond PLUS Portfolio	2,345,774	495,562	132,959	2,733,792	—	8,286
EQ/Global Multi-Sector Equity Portfolio	11,054,803	503,811	539,225	11,541,380	—	(198,870)
EQ/International ETF Portfolio	11,114,508	531,865	988,926	11,181,306	—	(403,865)
EQ/Quality Bond PLUS Portfolio	675,211	495,562	135,145	1,045,793	—	6,100
EQ/Small Company Index Portfolio	3,379,482	213,374	188,518	3,737,368	—	(43,229)
Multimanager Aggressive Equity Portfolio	2,206,176	114,500	117,286	2,337,168	—	(15,966)
Multimanager Large Cap Value Portfolio	3,534,974	146,125	406,342	3,580,220	—	(87,081)
Multimanager Mid Cap Growth Portfolio	244,230	88,445	56,300	302,348	—	(4,611)
Multimanager Mid Cap Value Portfolio	2,217,760	69,156	49,062	2,428,765	—	(3,770)
Multimanager Multi-Sector Bond Portfolio	4,898,169	347,163	358,333	5,093,745	—	(105,327)

	$77,959,181	$4,953,113	$5,166,767	$81,663,732	$—	$(1,231,565)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$81,663,732	$—	$81,663,732
Short-Term Investments	—	463,220	—	463,220

Total Assets	$—	$82,126,952	$—	$82,126,952

Total Liabilities	$—	$—	$—	$—

Total	$—	$82,126,952	$—	$82,126,952

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$4,953,113
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,935,202

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,858,590
Aggregate gross unrealized depreciation	(1,804,075)

Net unrealized appreciation	$1,054,515

Federal income tax cost of investments	$81,072,437

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,132,206	$10,800,593
EQ/Equity 500 Index Portfolio‡	1,360,289	27,837,916
EQ/Global Bond PLUS Portfolio‡	141,109	1,381,407
EQ/Global Multi-Sector Equity Portfolio‡	1,077,195	12,573,519
EQ/International ETF Portfolio‡	2,008,726	14,059,611
EQ/Quality Bond PLUS Portfolio‡	56,721	521,126
EQ/Small Company Index Portfolio‡	565,869	5,181,469
Multimanager Aggressive Equity Portfolio‡	80,118	1,972,592
Multimanager Large Cap Value Portfolio‡	416,759	3,864,659
Multimanager Mid Cap Growth Portfolio*‡	26,913	212,521
Multimanager Mid Cap Value Portfolio‡	329,434	2,900,602
Multimanager Multi-Sector Bond Portfolio‡	1,020,523	3,896,722

Total Investments (100.1%) (Cost $88,059,749)		85,202,737
Other Assets Less Liabilities (-0.1%)		(111,035)

Net Assets (100%)		$85,091,702

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$10,724,254	$304,300	$402,785	$10,800,593	$—	$391
EQ/Equity 500 Index Portfolio	26,767,722	990,094	1,645,106	27,837,916	—	(303,173)
EQ/Global Bond PLUS Portfolio	1,396,190	104,332	130,064	1,381,407	—	8,168
EQ/Global Multi-Sector Equity Portfolio	12,342,503	520,820	997,036	12,573,519	—	(338,228)
EQ/International ETF Portfolio	14,090,571	577,609	1,287,708	14,059,611	—	(520,184)
EQ/Quality Bond PLUS Portfolio	544,896	104,332	132,233	521,126	—	5,999
EQ/Small Company Index Portfolio	4,834,588	270,997	421,953	5,181,469	—	(77,406)
Multimanager Aggressive Equity Portfolio	1,922,042	120,246	188,767	1,972,592	—	(14,944)
Multimanager Large Cap Value Portfolio	3,688,139	154,252	269,336	3,864,659	—	(56,035)
Multimanager Mid Cap Growth Portfolio	204,779	63,105	95,200	212,521	—	(20,517)
Multimanager Mid Cap Value Portfolio	2,688,273	50,273	77,189	2,900,602	—	(11,697)
Multimanager Multi-Sector Bond Portfolio	3,887,150	217,357	399,304	3,896,722	—	(111,321)

	$83,091,107	$3,477,717	$6,046,681	$85,202,737	$—	$(1,438,947)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$85,202,737	$—	$85,202,737

Total Assets	$—	$85,202,737	$—	$85,202,737

Total Liabilities	$—	$—	$—	$—

Total	$—	$85,202,737	$—	$85,202,737

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$3,477,717
Net Proceeds of Sales and Redemptions:
Investment Companies	$4,607,734

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,939,176
Aggregate gross unrealized depreciation	(4,578,943)

Net unrealized depreciation	$(2,639,767)

Federal income tax cost of investments	$87,842,504

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	268,910	$2,565,250
EQ/Equity 500 Index Portfolio‡	875,064	17,907,923
EQ/Global Bond PLUS Portfolio‡	33,364	326,627
EQ/Global Multi-Sector Equity Portfolio‡	682,811	7,970,081
EQ/International ETF Portfolio‡	1,215,089	8,504,735
EQ/Quality Bond PLUS Portfolio‡	31,937	293,426
EQ/Small Company Index Portfolio‡	449,689	4,117,647
Multimanager Aggressive Equity Portfolio‡	34,207	842,208
Multimanager Large Cap Value Portfolio‡	143,958	1,334,939
Multimanager Mid Cap Growth Portfolio*‡	28,645	226,199
Multimanager Mid Cap Value Portfolio‡	145,740	1,283,208
Multimanager Multi-Sector Bond Portfolio‡	338,487	1,292,465

Total Investment Companies (100.0%) (Cost $46,044,939)		46,664,708

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 0.000%, 4/1/10 (Amortized Cost $10,197)	$10,197	10,197

Total Investments (100.0%) (Cost/Amortized Cost $46,055,136)		46,674,905
Other Assets Less Liabilities (0.0%)		(1,627)

Net Assets (100%)		$46,673,278

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$2,423,931	$142,892	$41,417	$2,565,250	$—	$5
EQ/Equity 500 Index Portfolio	16,590,251	1,146,982	1,003,794	17,907,923	—	(301,237)
EQ/Global Bond PLUS Portfolio	286,894	50,432	13,767	326,627	—	852
EQ/Global Multi-Sector Equity Portfolio	7,105,492	784,096	230,395	7,970,081	—	(70,639)
EQ/International ETF Portfolio	7,961,709	633,323	308,870	8,504,735	—	(125,431)
EQ/Quality Bond PLUS Portfolio	258,655	42,027	11,662	293,426	—	521
EQ/Small Company Index Portfolio	3,281,188	592,439	110,022	4,117,647	—	(23,008)
Multimanager Aggressive Equity Portfolio	884,733	135,886	147,571	842,208	—	65,027
Multimanager Large Cap Value Portfolio	1,144,326	157,834	46,412	1,334,939	—	(1,855)
Multimanager Mid Cap Growth Portfolio	180,777	41,327	15,948	226,199	—	(3,072)
Multimanager Mid Cap Value Portfolio	1,148,745	50,432	18,883	1,283,208	—	(4,264)
Multimanager Multi-Sector Bond Portfolio	1,172,206	134,486	54,038	1,292,465	—	(15,053)

	$42,438,907	$3,912,156	$2,002,779	$46,664,708	$—	$(478,154)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$46,664,708	$—	$46,664,708
Short-Term Investments	—	10,197	—	10,197

Total Assets	$—	$46,674,905	$—	$46,674,905

Total Liabilities	$—	$—	$—	$—

Total	$—	$46,674,905	$—	$46,674,905

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$3,912,156
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,524,625

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,775,747
Aggregate gross unrealized depreciation	(1,040,818)

Net unrealized appreciation	$734,929

Federal income tax cost of investments	$45,939,976

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	11,788	$112,451
EQ/Equity 500 Index Portfolio‡	507,587	10,387,614
EQ/Global Multi-Sector Equity Portfolio‡	368,975	4,306,849
EQ/International ETF Portfolio‡	724,219	5,069,007
EQ/Small Company Index Portfolio‡	254,820	2,333,300
Multimanager Aggressive Equity Portfolio‡	19,420	478,136
Multimanager Large Cap Value Portfolio‡	79,439	736,644
Multimanager Mid Cap Growth Portfolio*‡	17,061	134,725
Multimanager Mid Cap Value Portfolio‡	89,330	786,535
Multimanager Multi-Sector Bond Portfolio‡	18,656	71,237

Total Investment Companies (99.9%) (Cost $23,171,232)		24,416,498

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 0.000%, 4/1/10 (Amortized Cost $11,685)	$11,685	11,685

Total Investments (99.9%) (Cost/Amortized Cost $23,182,917)		24,428,183
Other Assets Less Liabilities (0.1%)		13,863

Net Assets (100%)		$24,442,046

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$107,057	$6,378	$2,715	$112,451	$—	$22
EQ/Equity 500 Index Portfolio	9,669,867	712,415	705,796	10,387,614	—	(195,020)
EQ/Global Multi-Sector Equity Portfolio	3,877,220	435,729	203,076	4,306,849	—	(63,719)
EQ/International ETF Portfolio	4,790,238	392,404	269,564	5,069,007	—	(97,313)
EQ/Small Company Index Portfolio	1,892,229	331,812	99,286	2,333,300	—	(18,110)
Multimanager Aggressive Equity Portfolio	486,534	79,290	82,077	478,136	—	27,056
Multimanager Large Cap Value Portfolio	643,186	87,535	29,854	736,644	—	8,107
Multimanager Mid Cap Growth Portfolio	113,697	19,239	10,845	134,725	—	(1,912)
Multimanager Mid Cap Value Portfolio	709,117	29,196	16,103	786,535	—	(3,330)
Multimanager Multi-Sector Bond Portfolio	66,209	6,378	2,629	71,237	—	110

	$22,355,354	$2,100,376	$1,421,945	$24,416,498	$—	$(344,109)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$24,416,498	$—	$24,416,498
Short-Term Investments	—	11,685	—	11,685

Total Assets	$—	$24,428,183	$—	$24,428,183

Total Liabilities	$—	$—	$—	$—

Total	$—	$24,428,183	$—	$24,428,183

Investment security transactions for three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$2,100,376
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,077,836

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,665,775
Aggregate gross unrealized depreciation	(378,270)

Net unrealized appreciation	$1,287,505

Federal income tax cost of investments	$23,140,678

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

Note 1 Valuation

The Portfolios are subject to the provisions of FASB Accounting Standards CodificationTM (“ASC”), “Fair Value Measurements and Disclosure” (ASC 820). This standard defines fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of inputs used to value each Portfolio’s net assets as of March 31, 2010 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

The Portfolios are subject to the provisions of ASC 815, “Derivatives and Hedging”. ASC 815 requires disclosures about entities derivative and hedging activities. The following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolio may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments under ASC 815 because the Portfolios account for the derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
May 28, 2010

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 28, 2010